OMB APPROVAL
OMB Number:	3235-0570
Expires:	January 31, 2014
Estimated average burden
hours per response	20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE., Suite 600, Washington D.C. 20002-4240

(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant

777 North Capitol Street, NE., Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant’s telephone number, including area code: 202-962-4600

Date of fiscal year end: 12/31/12

Date of reporting period: 01/01/12 – 06/30/12

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1	(Report to Shareholders): The semi-annual report is set forth below.

SEMIANNUAL REPORT

June 30, 2012

VANTAGEPOINT FUNDS

Shareholder Expenses

As a shareholder of a Vantagepoint Fund, you incur ongoing expenses, such as advisory fees and other fund expenses. The following example is intended to help you understand your ongoing expenses (in dollars and cents) of investing in a fund and to compare these expenses with the ongoing expenses of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section in the example below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section in the example below provides information about the hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

ACTUAL					HYPOTHETICAL
Beginning Account Value 1/01/12	Ending Account Value 6/30/12	2012 Annualized Expense Ratio	Expenses Paid During Period*	Vantagepoint Funds	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	2012 Annualized Expense Ratio	Expenses Paid During Period*
$1,000.00	$1,020.70	0.63%	$3.17	Low Duration Bond	$1,000.00	$1,021.73	0.63%	$3.17
$1,000.00	$1,040.70	0.63%	$3.20	Inflation Protected Securities	$1,000.00	$1,021.73	0.63%	$3.17
$1,000.00	$1,071.30	0.83%	$4.27	Equity Income	$1,000.00	$1,020.74	0.83%	$4.17
$1,000.00	$1,088.50	0.78%	$4.05	Growth & Income	$1,000.00	$1,020.98	0.78%	$3.92
$1,000.00	$1,086.10	0.79%	$4.10	Growth	$1,000.00	$1,020.93	0.79%	$3.97
$1,000.00	$1,071.90	1.00%	$5.15	Select Value	$1,000.00	$1,019.89	1.00%	$5.02
$1,000.00	$1,087.50	0.92%	$4.78	Aggressive Opportunities	$1,000.00	$1,020.29	0.92%	$4.62
$1,000.00	$1,091.50	0.96%	$4.99	Discovery	$1,000.00	$1,020.09	0.96%	$4.82
$1,000.00	$1,050.50	0.99%	$5.05	International	$1,000.00	$1,019.94	0.99%	$4.97
$1,000.00	$1,010.00	0.80%	$4.00	Diversifying Strategies	$1,000.00	$1,020.89	0.80%	$4.02
$1,000.00	$1,021.50	0.41%	$2.06	Core Bond Index Class I	$1,000.00	$1,022.82	0.41%	$2.06
$1,000.00	$1,022.30	0.21%	$1.06	Core Bond Index Class II	$1,000.00	$1,023.82	0.21%	$1.06
$1,000.00	$1,093.40	0.42%	$2.19	500 Stock Index Class I	$1,000.00	$1,022.77	0.42%	$2.11
$1,000.00	$1,093.70	0.22%	$1.15	500 Stock Index Class II	$1,000.00	$1,023.77	0.22%	$1.11
$1,000.00	$1,089.40	0.42%	$2.18	Broad Market Index Class I	$1,000.00	$1,022.77	0.42%	$2.11
$1,000.00	$1,090.30	0.22%	$1.14	Broad Market Index Class II	$1,000.00	$1,023.77	0.22%	$1.11
$1,000.00	$1,086.30	0.43%	$2.23	Mid/Small Company Index Class I	$1,000.00	$1,022.73	0.43%	$2.16
$1,000.00	$1,087.50	0.23%	$1.19	Mid/Small Company Index Class II	$1,000.00	$1,023.72	0.23%	$1.16
$1,000.00	$1,035.90	0.55%	$2.78	Overseas Equity Index Class I	$1,000.00	$1,022.13	0.55%	$2.77
$1,000.00	$1,038.40	0.35%	$1.77	Overseas Equity Index Class II	$1,000.00	$1,023.12	0.35%	$1.76
$1,000.00	$1,034.80	0.84%	$4.25	Model Portfolio Savings Oriented **	$1,000.00	$1,020.69	0.84%	$4.22
$1,000.00	$1,042.60	0.86%	$4.37	Model Portfolio Conservative Growth **	$1,000.00	$1,020.59	0.86%	$4.32
$1,000.00	$1,053.40	0.89%	$4.54	Model Portfolio Traditional Growth **	$1,000.00	$1,020.44	0.89%	$4.47
$1,000.00	$1,061.00	0.93%	$4.77	Model Portfolio Long-Term Growth **	$1,000.00	$1,020.24	0.93%	$4.67
$1,000.00	$1,076.00	1.02%	$5.26	Model Portfolio All-Equity Growth **	$1,000.00	$1,019.79	1.02%	$5.12

ACTUAL					HYPOTHETICAL
Beginning Account Value 1/01/12	Ending Account Value 6/30/12	2012 Annualized Expense Ratio	Expenses Paid During Period*	Vantagepoint Funds	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	2012 Annualized Expense Ratio	Expenses Paid During Period*
$1,000.00	$1,034.40	0.85%	$4.30	Milestone Retirement Income **	$1,000.00	$1,020.64	0.85%	$4.27
$1,000.00	$1,046.50	0.90%	$4.58	Milestone 2010 **	$1,000.00	$1,020.39	0.90%	$4.52
$1,000.00	$1,049.20	0.87%	$4.43	Milestone 2015 **	$1,000.00	$1,020.54	0.87%	$4.37
$1,000.00	$1,052.50	0.87%	$4.44	Milestone 2020 **	$1,000.00	$1,020.54	0.87%	$4.37
$1,000.00	$1,057.20	0.87%	$4.45	Milestone 2025 **	$1,000.00	$1,020.54	0.87%	$4.37
$1,000.00	$1,062.00	0.89%	$4.56	Milestone 2030 **	$1,000.00	$1,020.44	0.89%	$4.47
$1,000.00	$1,066.90	0.91%	$4.68	Milestone 2035 **	$1,000.00	$1,020.34	0.91%	$4.57
$1,000.00	$1,071.00	0.91%	$4.69	Milestone 2040 **	$1,000.00	$1,020.34	0.91%	$4.57
$1,000.00	$1,071.90	1.03%	$5.32	Milestone 2045 **	$1,000.00	$1,019.74	1.03%	$5.17

*	Expenses are calculated using each fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half year divided by total number of days in fiscal year e.g. 182/366] (to reflect the one-half year period).

**	This fund invests in one or more other mutual funds. The annualized expense ratio includes this fund’s proportionate share of the expense ratio of such other mutual fund(s).

Vantagepoint Funds Returns*

As of June 30, 2012

	Year to Date through 6/30/2012	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Actively Managed Funds
Low Duration Bond Fund	2.07%	2.01%	3.57%	3.78%	3.53%	—	12/00
Inflation Protected Securities Fund	4.07%	10.80%	8.82%	8.04%	5.30%	—	7/92
Equity Income Fund	7.13%	-0.75%	15.02%	-1.13%	5.74%	—	4/94
Growth & Income Fund	8.85%	2.49%	15.17%	0.19%	5.27%	—	10/98
Growth Fund	8.61%	0.65%	13.49%	-1.96%	2.94%	—	4/83
Select Value Fund	7.19%	-1.58%	17.81%	—	—	2.00%	10/07
Aggressive Opportunities Fund	8.75%	-7.01%	14.21%	-0.53%	6.81%	—	10/94
Discovery Fund	9.15%	-1.84%	17.73%	—	—	0.74%	10/07
International Fund	5.05%	-10.11%	7.81%	-4.35%	4.84%	—	10/94
Diversifying Strategies Fund	1.00%	-0.27%	3.13%	—	—	1.16%	10/07
Index Funds
Core Bond Index Fund (Class I)	2.15%	7.02%	6.46%	6.33%	5.20%	—	6/97
Core Bond Index Fund (Class II)	2.23%	7.19%	6.67%	6.55%	5.41%	—	4/99
500 Stock Index Fund (Class I)	9.34%	5.09%	15.95%	-0.16%	4.90%	—	6/97
500 Stock Index Fund (Class II)	9.37%	5.25%	16.19%	0.02%	5.10%	—	4/99
Broad Market Index Fund (Class I)	8.94%	3.78%	16.36%	0.22%	5.71%	—	10/94
Broad Market Index Fund (Class II)	9.03%	3.92%	16.61%	0.43%	5.93%	—	4/99
Mid/Small Company Index Fund (Class I)	8.63%	-2.52%	18.55%	1.43%	8.24%	—	6/97
Mid/Small Company Index Fund (Class II)	8.75%	-2.30%	18.81%	1.63%	8.45%	—	4/99
Overseas Equity Index Fund (Class I)	3.59%	-13.97%	5.70%	-6.21%	4.69%	—	6/97
Overseas Equity Index Fund (Class II)	3.84%	-13.68%	5.94%	-6.01%	4.92%	—	4/99
Model Portfolio Funds[1]
Model Portfolio Savings Oriented Fund	3.48%	2.61%	7.13%	3.46%	4.48%	—	2/95
Model Portfolio Conservative Growth Fund	4.26%	1.63%	8.48%	2.70%	4.79%	—	4/96
Model Portfolio Traditional Growth Fund	5.34%	0.32%	10.36%	1.62%	5.06%	—	4/96
Model Portfolio Long-Term Growth Fund	6.10%	-1.03%	11.61%	0.67%	5.42%	—	4/96
Model Portfolio All-Equity Growth Fund	7.60%	-2.70%	13.71%	-1.04%	5.14%	—	10/00

	Year to Date through 6/30/2012	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Milestone Funds[1,2]
Milestone Retirement Income Fund	3.44%	2.62%	7.43%	3.13%	—	4.00%	1/05
Milestone 2010 Fund	4.65%	1.85%	8.28%	2.71%	—	4.18%	1/05
Milestone 2015 Fund	4.92%	1.07%	9.84%	1.90%	—	4.20%	1/05
Milestone 2020 Fund	5.25%	0.13%	10.53%	1.24%	—	4.05%	1/05
Milestone 2025 Fund	5.72%	-0.33%	11.31%	0.76%	—	3.97%	1/05
Milestone 2030 Fund	6.20%	-0.91%	12.06%	0.32%	—	3.89%	1/05
Milestone 2035 Fund	6.69%	-1.63%	12.76%	0.00%	—	3.83%	1/05
Milestone 2040 Fund	7.10%	-1.80%	13.33%	–0.07%	—	3.81%	1/05
Milestone 2045 Fund	7.19%	-1.96%	—	—	—	7.36%	1/10

*	Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance is available by calling 1-800-669-7400 or at www.icmarc.org/vpperformance.

1	Performance of the Model Portfolio Funds and Milestone Funds is dependent upon the performance of the underlying funds in which each Model Portfolio Fund and Milestone Fund invests.
2	The share values of the Milestone Funds are not guaranteed at any time, including at or after each Milestone Fund’s target year, which is the year when investors expect to retire and begin making gradual withdrawals. There is no guarantee that a Milestone Fund will provide adequate income at and through an investor’s retirement or that the investor will have adequate savings for retirement. The Milestone Funds’ asset allocations change over time, as described in The Vantagepoint Funds’ prospectus.

Vantagepoint Funds Investment Objectives

Fund ticker symbols are included in parentheses after fund names. Total net assets presented are as of June 30, 2012.

ACTIVELY MANAGED FUNDS

Low Duration Bond Fund (VPIPX)	Year of Inception: 2000	Total Net Assets: $562 million

Investment Objective:	To seek total return that is consistent with preservation of capital.
Investment Subadvisers:	Payden & Rygel
STW Fixed Income Management LLC
Market Index:	BofA Merrill Lynch 1-3 Year US Corporate & Government Index
Peer Group:	Morningstar Short-Term Bond Funds Average
Inflation Protected Securities Fund (VPTSX)	Year of Inception: 1992	Total Net Assets: $646 million
Investment Objective:	To offer current income.
Investment Subadvisers:	BlackRock Financial Management, Inc.
Pacific Investment Management Company, LLC
Market Index:	Barclays U.S. TIPS Index (Series - L)
Peer Group:	Morningstar Inflation-Protected Bond Funds Average
Equity Income Fund (VPEIX)	Year of Inception: 1994	Total Net Assets: $1,935 million
Investment Objective:	To offer long-term capital growth with consistency derived from dividend yield.
Investment Subadvisers:	Barrow, Hanley, Mewhinney & Strauss, LLC
Southeastern Asset Management, Inc.
T. Rowe Price Associates, Inc.
Market Index:	Russell 1000 Value Index
Peer Group:	Morningstar Large Value Funds Average
Growth & Income Fund (VPGIX)	Year of Inception: 1998	Total Net Assets: $1,240 million
Investment Objective:	To offer long-term capital growth and current income.
Investment Subadvisers:	Fiduciary Management, Inc.
T. Rowe Price Associates, Inc.
Wellington Management Company, LLP
Market Index:	S&P 500 Index
Peer Group:	Morningstar Large Blend Funds Average
Growth Fund (VPGRX)	Year of Inception: 1983	Total Net Assets: $1,844 million
Investment Objective:	To offer long-term capital growth.
Investment Subadvisers:	Atlanta Capital Management Company, LLC
Columbus Circle Investors
Victory Capital Management Inc.
Westfield Capital Management Company, L.P.
Market Index:	Russell 1000 Growth Index
Peer Group:	Morningstar Large Growth Funds Average

Select Value Fund (VPSVX)	Year of Inception: 2007	Total Net Assets: $342 million
Investment Objective:	To offer long-term growth from dividend income and capital appreciation.
Investment Subadvisers:	Artisan Partners Limited Partnership
Systematic Financial Management, L.P.
WEDGE Capital Management L.L.P.
Market Index:	Russell Midcap Value Index
Peer Group:	Morningstar Mid-Cap Value Funds Average
Aggressive Opportunities Fund (VPAOX)	Year of Inception: 1994	Total Net Assets: $986 million
Investment Objective:	To offer high long-term capital appreciation.
Investment Subadvisers:	Legg Mason Capital Management, LLC*
Southeastern Asset Management, Inc.
TimesSquare Capital Management, LLC
Wellington Management Company, LLP*
Market Index:	Russell Midcap Growth Index
Peer Group:	Morningstar Mid-Cap Growth Funds Average
Discovery Fund (VPDSX)	Year of Inception: 2007	Total Net Assets: $206 million
Investment Objective:	To offer long-term capital growth.
Investment Subadvisers:	Payden & Rygel
Wellington Management Company, LLP
Market Index:	Russell 2000 Index
Peer Group:	Morningstar Small Blend Funds Average
International Fund (VPINX)	Year of Inception: 1994	Total Net Assets: $1,234 million
Investment Objective:	To offer long-term capital growth and diversification by country.
Investment Subadvisers:	Artisan Partners Limited Partnership
GlobeFlex Capital, LP
Mondrian Investment Partners Limited
Walter Scott & Partners Limited
Market Index:	MSCI Europe Australasia Far East (EAFE) Index (Net)
Peer Group:	Morningstar Foreign Large Blend Funds Average
Diversifying Strategies Fund (VPDAX)	Year of Inception: 2007	Total Net Assets: $917 million
Investment Objective:	To offer long-term capital growth.
Investment Subadvisers:	Calamos Advisors LLC
Mellon Capital Management Corporation
Payden & Rygel
Shenkman Capital Management, Inc.
Market Index:	Barclays U.S. Intermediate Aggregate Bond Index

*	At a meeting held on June 22, 2012, VIA recommended and The Vantagepoint Funds’ Board of Directors approved the termination of Legg Mason Capital Management, LLC and Wellington Management Company, LLP and the appointments of SSgA Funds Management, Inc. and Wells Capital Management Inc. as subadvisers to the Aggressive Opportunities Fund. These changes were effective on August 27, 2012.

INDEX FUNDS

The Vantagepoint Index Funds follow an indexed or “passively managed” approach to investing, and are designed to approximate the investment characteristics and performance of their respective specified benchmarks. Mellon Capital Management Corporation is the subadviser of the Index Funds.

(Class I and II ticker symbols are listed.) Inception date listed is for the fund and not for the respective classes.

Core Bond Index Fund (VPCIX/VPCDX)	Year of Inception: 1997	Total Net Assets: $1,223 million
Investment Objective:	To offer current income by approximating the performance of the Barclays U.S. Aggregate Bond Index.
Market Index:	Barclays U.S. Aggregate Bond Index
500 Stock Index Fund (VPFIX/VPSKX)	Year of Inception: 1997	Total Net Assets: $442 million
Investment Objective:	To offer long-term capital growth by approximating the performance of the S&P 500 Index.
Market Index:	S&P 500 Index
Broad Market Index Fund (VPMIX/VPBMX)	Year of Inception: 1994	Total Net Assets: $528 million
Investment Objective:	To offer long-term capital growth by approximating the performance of the Wilshire 5000 Total Market Index.
Market Index:	Wilshire 5000 Total Market Index
Mid/Small Company Index Fund (VPSIX/VPMSX)	Year of Inception: 1997	Total Net Assets: $462 million
Investment Objective:	To offer long-term capital growth by approximating the performance of the Wilshire 4500 Completion Index.
Market Index:	Wilshire 4500 Completion Index
Overseas Equity Index Fund (VPOIX/VPOEX)	Year of Inception: 1997	Total Net Assets: $207 million
Investment Objective:	To offer long-term capital growth and diversification by approximating the performance of the MSCI EAFE Index (Net).
Market Index:	MSCI EAFE Index (Net)
MODEL PORTFOLIO FUNDS

Model Portfolio Savings Oriented Fund (VPSOX)	Year of Inception: 1995	Total Net Assets: $303 million
Investment Objective:	To offer capital preservation, reasonable current income, and some capital growth while seeking to limit risk.
Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Low Duration Bond Fund	26% – 36%
	Vantagepoint Core Bond Index Fund (Class I)	4% – 14%
	Vantagepoint Inflation Protected Securities Fund	10% – 20%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	5% – 15%
	Vantagepoint Growth & Income Fund	5% – 15%
	Vantagepoint International Fund	0% – 10%
MULTI-STRATEGY FUND
	Vantagepoint Diversifying Strategies Fund	18% – 22%
Market Index:	Barclays U.S. Intermediate Aggregate Bond Index
Peer Group:	Morningstar Conservative Allocation Funds Average

Model Portfolio Conservative Growth Fund (VPCGX)	Year of Inception: 1996	Total Net Assets: $588 million
Investment Objective:	To offer reasonable current income and capital preservation, with modest potential for capital growth.
Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Low Duration Bond Fund	14% – 24%
	Vantagepoint Core Bond Index Fund (Class I)	7% – 17%
	Vantagepoint Inflation Protected Securities Fund	5% – 15%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	6% – 16%
	Vantagepoint Growth & Income Fund	4% – 14%
	Vantagepoint Growth Fund	1% – 11%
	Vantagepoint Select Value Fund	0% – 8%
	Vantagepoint Aggressive Opportunities Fund	0% – 8%
	Vantagepoint International Fund	3% – 13%
MULTI-STRATEGY FUND
	Vantagepoint Diversifying Strategies Fund	17% – 21%
Market Index:	Barclays U.S. Intermediate Aggregate Bond Index
Peer Group:	Morningstar Conservative Allocation Funds Average
Model Portfolio Traditional Growth Fund (VPTGX)	Year of Inception: 1996	Total Net Assets: $1,444 million
Investment Objective:	To offer moderate capital growth and reasonable current income.
Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Low Duration Bond Fund	3% – 13%
	Vantagepoint Core Bond Index Fund (Class I)	8% – 18%
	Vantagepoint Inflation Protected Securities Fund	0% – 9%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	7% – 17%
	Vantagepoint Growth & Income Fund	7% – 17%
	Vantagepoint Growth Fund	5% – 15%
	Vantagepoint Select Value Fund	1% – 11%
	Vantagepoint Aggressive Opportunities Fund	1% – 11%
	Vantagepoint Discovery Fund	0% – 8%
	Vantagepoint International Fund	7% – 17%
MULTI-STRATEGY FUND
	Vantagepoint Diversifying Strategies Fund	13% – 17%
Market Index:	S&P 500 Index
Peer Group:	Morningstar Moderate Allocation Funds Average

Model Portfolio Long-Term Growth Fund (VPLGX)	Year of Inception: 1996	Total Net Assets: $ 1,817 million

Investment Objective:	To offer high long-term capital growth and modest current income.
Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Core Bond Index Fund (Class I)	8% – 18%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	8% – 18%
	Vantagepoint Growth & Income Fund	8% – 18%
	Vantagepoint Growth Fund	7% – 17%
	Vantagepoint Select Value Fund	4% – 14%
	Vantagepoint Aggressive Opportunities Fund.	4% – 14%
	Vantagepoint Discovery Fund.	0% – 10%
	Vantagepoint International Fund	11% – 21%
MULTI-STRATEGY FUND
	Vantagepoint Diversifying Strategies Fund	10% – 14%
Market Index:	S&P 500 Index
Peer Group:	Morningstar Aggressive Allocation Funds Average
Model Portfolio All-Equity Growth Fund (VPAGX)	Year of Inception: 2000	Total Net Assets: $ 709 million
Investment Objective:	To offer high long-term capital growth.
Allocation Ranges:	EQUITY FUNDS
	Vantagepoint Equity Income Fund	13% – 23%
	Vantagepoint Growth & Income Fund	12% – 22%
	Vantagepoint Growth Fund	12% – 22%
	Vantagepoint Select Value Fund	5% – 15%
	Vantagepoint Aggressive Opportunities Fund.	5% – 15%
	Vantagepoint Discovery Fund.	4% – 14%
	Vantagepoint International Fund	15% – 25%
Market Index:	S&P 500 Index
Peer Group:	Morningstar Large Blend Funds Average

VANTAGEPOINT MILESTONE FUNDS
Milestone Retirement Income Fund (VPRRX)	Year of Inception: 2005	Total Net Assets: $ 228 million
Investment Objective:	To seek to offer current income and opportunities for capital growth that have limited risk.
Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Low Duration Bond Fund	26% – 36%
	Vantagepoint Core Bond Index Fund (Class I)	4% – 14%
	Vantagepoint Inflation Protected Securities Fund.	10% – 20%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	5% – 15%
	Vantagepoint Growth & Income Fund	5% – 15%
	Vantagepoint International Fund	0% – 10%
MULTI-STRATEGY FUND
	Vantagepoint Diversifying Strategies Fund	15% – 25%
Market Index:	Barclays U.S. Intermediate Aggregate Bond Index
Peer Group:	Morningstar Retirement Income Funds Average

Milestone 2010 Fund (VPRQX)	Year of Inception: 2005	Total Net Assets : $ 230 million
Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.
Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Low Duration Bond Fund	11% – 21%
	Vantagepoint Core Bond Index Fund (Class I)	2% – 12%
	Vantagepoint Inflation Protected Securities Fund.	10% – 20%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	13% – 23%
	Vantagepoint Growth & Income Fund	6% – 16%
	Vantagepoint Growth Fund	2% – 12%
	Vantagepoint International Fund	4% – 14%
MULTI-STRATEGY FUND
	Vantagepoint Diversifying Strategies Fund	13% – 23%
Market Index:	Barclays U.S. Intermediate Aggregate Bond Index
Peer Group:	Morningstar Target Date 2000–2010 Funds Average
Milestone 2015 Fund (VPRPX)	Year of Inception: 2005	Total Net Assets: $ 409 million
Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.
Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Low Duration Bond Fund	7% – 17%
	Vantagepoint Core Bond Index Fund (Class I)	4% – 14%
	Vantagepoint Inflation Protected Securities Fund	6% – 16%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	14% – 24%
	Vantagepoint Growth & Income Fund	6% – 16%
	Vantagepoint Growth Fund	3% – 13%
	Vantagepoint Mid/Small Company Index Fund (Class I)	0% – 9%
	Vantagepoint International Fund	5% – 15%
MULTI-STRATEGY FUND
	Vantagepoint Diversifying Strategies Fund	12% – 22%
Market Index:	S&P 500 Index
Peer Group:	Morningstar Target Date 2011–2015 Funds Average
Milestone 2020 Fund (VPROX)	Year of Inception: 2005	Total Net Assets: $ 431 million
Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.
Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Low Duration Bond Fund	3% – 13%
	Vantagepoint Core Bond Index Fund (Class I)	8% – 18%
	Vantagepoint Inflation Protected Securities Fund.	0% – 8%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	16% – 26%
	Vantagepoint Growth & Income Fund	6% – 16%
	Vantagepoint Growth Fund	3% – 13%
	Vantagepoint Mid/Small Company Index Fund (Class I)	3% – 13%
	Vantagepoint International Fund	7% – 17%
MULTI-STRATEGY FUND
	Vantagepoint Diversifying Strategies Fund	11% – 21%
Market Index:	S&P 500 Index
Peer Group:	Morningstar Target Date 2016–2020 Funds Average

Milestone 2025 Fund (VPRNX)	Year of Inception: 2005	Total Net Assets: $344 million
Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.
Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Low Duration Bond Fund	0% – 9%
	Vantagepoint Core Bond Index Fund (Class I)	9% – 19%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	18% – 28%
	Vantagepoint Growth & Income Fund	8% – 18%
	Vantagepoint Growth Fund	4% – 14%
	Vantagepoint Mid/Small Company Index Fund (Class I)	6% – 16%
	Vantagepoint International Fund	9% – 19%
MULTI-STRATEGY FUND
	Vantagepoint Diversifying Strategies Fund	9% – 19%
Market Index:	S&P 500 Index
Peer Group:	Morningstar Target Date 2021–2025 Funds Average
Milestone 2030 Fund (VPRMX)	Year of Inception: 2005	Total Net Assets: $271 million
Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.
Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Low Duration Bond Fund	0% – 7%
	Vantagepoint Core Bond Index Fund (Class I)	5% – 15%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	19% – 29%
	Vantagepoint Growth & Income Fund	9% – 19%
	Vantagepoint Growth Fund	5% – 15%
	Vantagepoint Mid/Small Company Index Fund (Class I)	9% – 19%
	Vantagepoint International Fund	11% – 21%
MULTI-STRATEGY FUND
	Vantagepoint Diversifying Strategies Fund	6% – 16%
Market Index:	S&P 500 Index
Peer Group:	Morningstar Target Date 2026–2030 Funds Average
Milestone 2035 Fund (VPRLX)	Year of Inception: 2005	Total Net Assets: $176 million
Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.
Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Low Duration Bond Fund	0% – 5%
	Vantagepoint Core Bond Index Fund (Class I)	1% – 11%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	20% – 30%
	Vantagepoint Growth & Income Fund	10% – 20%
	Vantagepoint Growth Fund	6% – 16%
	Vantagepoint Mid/Small Company Index Fund (Class I)	12% – 22%
	Vantagepoint International Fund	12% – 22%
MULTI-STRATEGY FUND
	Vantagepoint Diversifying Strategies Fund	2% – 12%
Market Index:	S&P 500 Index
Peer Group:	Morningstar Target Date 2031–2035 Funds Average

Milestone 2040 Fund (VPRKX)	Year of Inception: 2005	Total Net Assets: $ 172 million
Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.
Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Core Bond Index Fund (Class I)	0% – 10%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	22% – 32%
	Vantagepoint Growth & Income Fund	11% – 21%
	Vantagepoint Growth Fund	7% – 17%
	Vantagepoint Mid/Small Company Index Fund (Class I)	15% – 25%
	Vantagepoint International Fund	14% – 24%
MULTI-STRATEGY FUND
	Vantagepoint Diversifying Strategies Fund	0% – 7%
Market Index:	S&P 500 Index
Peer Group:	Morningstar Target Date 2036–2040 Funds Average
Milestone 2045 Fund (VPRJX)	Year of Inception: 2010	Total Net Assets: $ 45 million
Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.
Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Core Bond Index Fund (Class I)	0% – 10%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	22% – 32%
	Vantagepoint Growth & Income Fund	11% – 21%
	Vantagepoint Growth Fund	8% – 18%
	Vantagepoint Mid/Small Company Index Fund (Class I)	15% – 25%
	Vantagepoint International Fund	14% – 24%
Market Index:	S&P 500 Index
Peer Group:	Morningstar Target Date 2041–2045 Funds Average

Comparative Indexes

The Funds may, from time to time, use one or more of the unmanaged indexes listed below for purposes of appraising fund performance. This list of indexes is not intended to be all inclusive, and other indexes, benchmarks, or peer groups may be used, as deemed appropriate. All of the indexes are unmanaged and do not reflect the costs of portfolio management, trading, fees, expenses, or taxes.

Barclays U.S. Aggregate Bond Index—consists of investment-grade U.S. fixed income securities.

Barclays U.S. Intermediate Aggregate Bond Index—consists of investment-grade U.S. fixed income securities with maturities of 1 to 10 years.

Barclays U.S. Treasury Inflation Protected Securities (“TIPS”) Index (Series-L)—consists of all U.S. Treasury inflation protected securities rated investment grade or better, having at least one year to final maturity, and at least $250 million par amount outstanding. The Series L reference identifies this index as the former Lehman Brothers U.S. Treasury Inflation Protected Securities (TIPS) Index.

BofA Merrill Lynch 1–3 Year US Corporate & Government Index—tracks the performance of U.S. dollar-denominated investment grade Government and corporate public debt securities issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years.

MSCI Europe Australasia Far East (“EAFE”) Index (Net)—is a free float-adjusted market capitalization index of equity securities that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada, and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra’s methodology.

Russell 1000 Index—measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index represents a large portion of the investible U.S. equity market.

Russell 1000 Growth Index—measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Value Index—measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

Russell Midcap Index—measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap Index represents approximately one-third of the total market capitalization of the Russell 1000 companies.

Russell Midcap Growth Index—measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Value Index—measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Index—measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index, and includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Russell 3000 Index—measures the performance of the largest 3000 U.S. companies based on market capitalization representing a substantial portion of the investable U.S. equity market.

Standard & Poor’s 500 Index (“S&P 500”)—consists of 500 companies representing larger capitalization stocks traded in the U.S.

Wilshire 5000 Total Market Index—consists of all U.S. equity securities with readily available price data (which includes common stocks, interests in real estate investment trusts and limited partnership interests of U.S. companies, that have their primary market listing in the U.S.) and is calculated using a float-adjusted market capitalization weighting. The float-adjusted methodology adjusts an individual stock’s market capitalization to account for (by excluding) shares that may be restricted or otherwise unavailable for purchase.

Wilshire 4500 Completion Index—consists of all U.S. equity securities included in the Wilshire 5000 Total Market Index, excluding the companies in the S&P 500 Index. As such, it consists of small- and mid-capitalization U.S. equity securities. It is calculated using a float-adjusted market capitalization weighting, which adjusts an individual stock’s market capitalization to account for (by excluding) shares that may be restricted or otherwise unavailable for purchase.

Vantagepoint Funds Portfolio Holdings

Fixed Income Funds’ Sector Allocation (% of Net Assets)

	Asset- backed	Mortgage- related	Corporates	U.S. Treasury	U.S. Treasury Inflation Indexed	U.S. Government Agency	Non-U.S. Government Agency	Sovereign	Supranational	U.S. Municipal	Non-U.S. Regional Authority	Cash/Cash Equivalents[1]
Low Duration Bond Fund	10.0%	8.3%	62.6%	9.4%	0.0%	1.7%	0.7%	0.8%	1.0%	1.2%	0.3%	4.0%
Inflation Protected Securities Fund	0.9%	0.0%	2.3%	0.3%	91.7%	0.2%	0.4%	0.0%	0.0%	0.0%	0.0%	4.2%
Core Bond Index Fund Class I and II	0.2%	32.6%	20.7%	35.0%	0.0%	5.3%	1.4%	1.1%	1.5%	1.1%	0.4%	0.7%

Due to rounding, allocations may not add up to 100%.

Equity Funds’ Asset Class Allocation (% of Net Assets)

	Stocks	Cash/Cash Equivalents[1]
Equity Income Fund	95.2%	4.8%
500 Stock Index Fund Class I and II	97.5%	2.5%
Growth & Income Fund	96.5%	3.5%
Broad Market Index Fund Class I and II	98.9%	1.1%
Growth Fund	95.8%	4.2%
Select Value Fund	96.8%	3.2%
Aggressive Opportunities Fund	96.1%	3.9%
Mid/Small Company Index Fund Class I and II	98.3%	1.7%

Equity Funds’ Sector Allocation (% of Total Investments)

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecomm Services	Utilities	Other
Equity Income Fund	13.4%	5.2%	12.4%	23.7%	9.9%	11.1%	9.0%	4.9%	7.0%	3.5%	0.0%
500 Stock Index Fund Class I and II	11.0%	11.3%	10.8%	14.4%	12.0%	10.4%	19.7%	3.4%	3.2%	3.7%	0.1%
Growth & Income Fund	14.9%	9.5%	8.3%	18.3%	10.7%	13.6%	17.3%	4.6%	1.7%	1.1%	0.0%
Broad Market Index Fund Class I and II	11.5%	10.0%	10.4%	16.0%	11.9%	10.6%	19.0%	3.8%	3.0%	3.8%	0.0%
Growth Fund	19.4%	5.3%	8.1%	5.4%	15.2%	11.5%	30.5%	3.9%	0.7%	0.0%	0.0%
Select Value Fund	11.2%	4.0%	8.7%	26.8%	5.0%	17.2%	15.3%	4.6%	0.0%	7.2%	0.0%
Aggressive Opportunities Fund	17.1%	3.1%	8.0%	16.9%	10.3%	17.7%	20.2%	3.2%	3.0%	0.6%	0.0%
Mid/Small Company Index Fund Class I and II	15.7%	3.4%	5.6%	23.9%	11.1%	14.5%	14.9%	5.7%	1.1%	4.1%	0.0%

Allocations represent the portion of each Fund classified as stocks above and due to rounding, the allocations may not add up to 100%.

[1]	Cash allocation reduced by other assets and liabilities such as receivables, payables, and accrued expenses as detailed in the Statements of Assets & Liabilities.

Vantagepoint Funds Portfolio Holdings (continued)

Vantagepoint Discovery Fund’s Asset Class Allocation (% of Net Assets)

	Stocks	Bonds	Cash/Cash Equivalents[1]
Discovery Fund*	98.0%	45.0%	3.0%

*	For the Discovery Fund, portfolio exposures represent the market value of physical securities and a measurement of the exposure through the derivative instruments held by the Fund as a percent of the Fund’s net assets. For the purpose of displaying this allocation information, exposure through derivatives is measured based on the value of the underlying assets, rate or index represented by the derivative. This measurement is different from the valuation used for the purposes of calculating the Fund’s net asset value, is intended to reflect the “economic exposure” of the derivative, and results in a total percentage reflected in the chart that exceeds 100%.

Vantagepoint Discovery Fund’s Fixed Income Sector Allocation (% of Net Assets excluding equities)

	Asset- backed	Mortgage- related	Corporates	U.S. Treasury	U.S. Treasury Inflation Indexed	U.S. Government Agency	Non-U.S. Government Agency	Sovereign	Supranational	U.S. Municipal	Non-U.S. Regional Authority	Cash/Cash Equivalents[1]
Discovery Fund*	4.4%	10.0%	51.7%	23.1%	0.0%	7.7%	0.2%	0.2%	0.0%	1.2%	0.7%	1.0%

*	For the Discovery Fund, the fixed income sector allocations were calculated using the actual fixed income securities held. This represents the portion of the fund classified as bonds above. Due to rounding, allocations may not add up to 100%

Vantagepoint Discovery Fund’s Equity Sector Allocation (% of Total Investments excluding bonds)

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecomm Services	Utilities	Other
Discovery Fund*	14.9%	2.9%	8.0%	20.4%	12.2%	14.5%	16.7%	5.3%	0.9%	3.2%	0.9%

*	For the Discovery Fund, the equity sector allocations were calculated using the actual equity securities held by the Fund and blending them with the sectors represented in the Russell 2000 Index futures held by this Fund. This represents the portion of the Fund classified as stocks above and due to rounding, the allocations may not add up to 100%.

Country Allocation for the International Fund and Overseas Equity Index Fund (% of Net Assets)

	Australia	Canada	France	Germany	Hong Kong	Italy	Japan	Netherlands	Singapore	Spain	Sweden	Switzerland	United Kingdom	Cash/Cash Equivalents[1]	Other**
International Fund	4.2%	4.1%	9.6%	6.2%	5.8%	2.4%	18.3%	3.8%	2.3%	2.3%	0.8%	6.1%	13.8%	3.4%	16.9%
Overseas Equity Index Fund Class I and II	8.5%	0.0%	8.5%	7.2%	2.9%	2.0%	21.4%	4.7%	1.8%	2.6%	3.0%	8.7%	19.6%	2.4%	6.7%

**	Other represents countries not listed with under a 2.3% individual weighting.
1	Cash allocation reduced by other assets and liabilities such as receivables, payables, and accrued expenses as detailed in the Statements of Assets & Liabilities.

Model Portfolio Funds and Milestone Funds Underlying Fund Allocation (% of Net Assets)

	Low Duration Bond Fund	Core Bond Index Fund, Class I	Inflation Protected Securities Fund	Equity Income Fund	Growth & Income Fund	Growth Fund	Select Value Fund	Mid/Small Company Index Fund, Class I	Aggressive Opportunities Fund	Discovery Fund	International Fund	Diversifying Strategies Fund
Model Portfolio Savings Oriented Fund	31.0%	9.0%	15.0%	10.0%	10.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	20.0%
Model Portfolio Conservative Growth Fund	19.0%	12.0%	10.0%	11.0%	9.0%	6.0%	3.0%	0.0%	3.0%	0.0%	8.0%	19.0%
Model Portfolio Traditional Growth Fund	8.0%	13.0%	4.0%	12.0%	12.0%	10.0%	5.5%	0.0%	5.5%	3.0%	12.0%	15.0%
Model Portfolio Long-Term Growth Fund	0.0%	13.0%	0.0%	13.0%	13.0%	11.5%	8.5%	0.0%	8.5%	4.5%	16.0%	12.0%
Model Portfolio All-Equity Growth Fund	0.0%	0.0%	0.0%	18.0%	17.0%	17.0%	9.5%	0.0%	9.5%	9.0%	20.0%	0.0%
Milestone Retirement Income Fund	31.0%	9.0%	15.0%	10.0%	10.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	20.0%
Milestone 2010 Fund	15.7%	6.5%	15.0%	18.0%	11.0%	6.9%	0.0%	0.0%	0.0%	0.0%	9.1%	17.9%
Milestone 2015 Fund	11.2%	9.5%	9.8%	19.1%	11.0%	7.5%	0.0%	4.7%	0.0%	0.0%	10.6%	16.6%
Milestone 2020 Fund	7.3%	13.7%	2.3%	20.9%	11.5%	8.2%	0.0%	8.5%	0.0%	0.0%	12.3%	15.4%
Milestone 2025 Fund	3.3%	13.6%	0.0%	22.8%	12.8%	9.2%	0.0%	11.0%	0.0%	0.0%	14.1%	13.3%
Milestone 2030 Fund	1.4%	9.6%	0.0%	24.2%	14.0%	10.3%	0.0%	13.9%	0.0%	0.0%	15.8%	10.8%
Milestone 2035 Fund	0.3%	6.0%	0.0%	25.6%	14.8%	11.6%	0.0%	17.7%	0.0%	0.0%	17.5%	6.5%
Milestone 2040 Fund	0.0%	5.0%	0.0%	27.0%	15.7%	12.4%	0.0%	19.7%	0.0%	0.0%	18.7%	1.5%
Milestone 2045 Fund	0.0%	5.0%	0.0%	27.4%	16.0%	12.6%	0.0%	20.0%	0.0%	0.0%	19.0%	0.0%

Vantagepoint Diversifying Strategies Fund’s Asset Class Allocation (% of Net Assets)

	Stocks		Bonds		Cash		Currencies
	Long	Short	Long	Short	Long	Short	Long	Short
Vantagepoint Diversifying Strategies Fund***	12%	-4%	94%	-11%	6%	0%	10%	-10%

***	For the Diversifying Strategies Fund, portfolio exposures represent the market value of physical securities and a measurement of exposure to asset classes through the derivative instruments held by the Fund as a percent of the Fund’s net assets. For the purpose of displaying this allocation information, exposure through derivatives is measured based on the value of the underlying assets, rate, or index represented by the derivative. This measurement is different from the valuation used for the purposes of calculating the Fund’s net asset value, is intended to reflect the “economic exposure” of the derivative, and results in a total percentage reflected in the chart that exceeds 100%. In its use of derivative instruments, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies) and short positions (the values of which move in the opposite direction as the prices of the underlying investments, pools of investments, indexes or currencies). These long and short positions are reflected above.

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	Low Duration Bond	Inflation Protected Securities	Equity Income
ASSETS:
Investment in securities, at value†	$592,953,575	$643,498,699	$2,104,197,207
Cash	42,064	—	—
Cash denominated in foreign currencies	9,175	205,470	—
Receivables:
Dividends	4,561	3,830	2,434,562
Interest	3,730,336	3,261,602	—
Security lending income	1,156	461	17,430
Investments sold	626,752	30,053	1,105,069
Fund shares sold	1,205,639	1,808,441	511,640
Variation margin on futures contracts	10,454	211,847	—

Total Assets	598,583,712	649,020,403	2,108,265,908

LIABILITIES:
Payables:
Investments purchased	18,930,561	—	1,632,556
Distributions	729,304	1,275,971	—
Fund shares redeemed	174,700	119,204	1,040
Collateral for securities loaned	16,138,328	718,575	168,754,065
Written options, at value (Premium $0, $432,896 and $0, respectively)	—	414,880	—
Due to custodian	—	—	660
Unrealized depreciation on forward foreign currency exchange contracts	34,931	—	—
Accrued Expenses:
Advisory fees	46,090	53,422	152,792
Subadviser fees	192,164	315,405	1,708,619
Fund services fees	161,320	186,980	534,784
Administration fees	4,327	4,327	4,327
Directors' fees and expenses	7,666	7,227	26,311
Other accrued expenses	88,457	79,084	222,009

Total Liabilities	36,507,848	3,175,075	173,037,163

NET ASSETS	$562,075,864	$645,845,328	$1,935,228,745

NET ASSETS REPRESENTED BY:
Paid-in capital	$558,960,937	$579,893,111	$1,741,950,605
Undistributed net investment income (loss)	(79,285)	58,679	15,684,511
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency transactions, written options and swap agreements	(1,590,704)	19,637,625	2,512,889
Net unrealized appreciation on investments, futures contracts, foreign currency transactions and written Options	4,784,916	46,255,913	175,080,740

NET ASSETS	$562,075,864	$645,845,328	$1,935,228,745

CAPITAL SHARES:
Net Assets	$562,075,864	$645,845,328	$1,935,228,745
Shares Outstanding	55,761,609	53,734,763	218,475,018
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$10.08	$12.02	$8.86
Cost of investments	$588,099,054	$597,283,368	$1,929,117,825
Cost of cash denominated in foreign currencies	$9,119	$213,340	$—

†Includes securities on loan with values of (Note 7):	$15,803,008	$702,754	$168,851,971

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	Growth & Income	Growth	Select Value	Aggressive Opportunities
ASSETS:
Investment in securities, at value†	$1,299,385,049	$1,902,688,333	$371,547,654	$1,111,507,814
Cash	—	—	—	206
Cash denominated in foreign currencies	—	—	—	15
Receivables:
Dividends	2,006,079	1,451,308	699,237	700,870
Interest	—	—	—	—
Security lending income	8,742	8,291	18,961	33,244
Investments sold	3,812,412	22,713,383	3,541,562	3,594,736
Fund shares sold	987,510	1,823,491	365,388	300,818
Recoverable foreign taxes	5,784	—	—	7,372

Total Assets	1,306,205,576	1,928,684,806	376,172,802	1,116,145,075

LIABILITIES:
Payables:
Investments purchased	2,433,610	11,149,858	3,493,061	3,633,013
Fund shares redeemed	204,468	95,503	166	427,305
Collateral for securities loaned	62,398,872	71,459,765	30,099,531	124,234,834
Accrued Expenses:
Advisory fees	98,410	148,043	27,008	78,191
Subadviser fees	907,849	1,490,656	405,599	1,056,371
Fund services fees	344,444	518,163	94,531	273,675
Administration fees	4,327	4,318	4,327	4,328
Directors' fees and expenses	17,011	26,674	4,699	15,281
Other accrued expenses	166,329	278,758	86,111	138,816

Total Liabilities	66,575,320	85,171,738	34,215,033	129,861,814

NET ASSETS	$1,239,630,256	$1,843,513,068	$341,957,769	$986,283,261

NET ASSETS REPRESENTED BY:
Paid-in capital	$1,055,037,800	$2,058,577,540	$308,360,355	$907,874,573
Undistributed net investment income	11,885,528	2,413,889	2,852,259	5,373,558
Accumulated net realized loss on investments and foreign currency transactions	(8,499,844)	(401,327,917)	(4,193,749)	(13,023,615)
Net unrealized appreciation on investments and foreign currency transactions	181,206,772	183,849,556	34,938,904	86,058,745

NET ASSETS	$1,239,630,256	$1,843,513,068	$341,957,769	$986,283,261

CAPITAL SHARES:
Net Assets	$1,239,630,256	$1,843,513,068	$341,957,769	$986,283,261
Shares Outstanding	119,970,630	203,091,143	32,773,174	97,974,467
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$10.33	$9.08	$10.43	$10.07
Cost of investments	$1,118,179,108	$1,718,838,777	$336,608,750	$1,025,448,513
Cost of cash denominated in foreign currencies	$—	$—	$—	$16

† Includes securities on loan with values of (Note 7):	$62,714,869	$72,409,531	$27,906,755	$124,377,619

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	Discovery	International	Diversifying Strategies(1)
ASSETS:
Investment in securities, at value†	$218,558,518	$1,273,497,865	$913,236,897
Cash	—	320	409,406
Cash denominated in foreign currencies	37	8,258,554	241,659
Receivables:
Dividends	121,705	2,828,402	10,775
Interest	487,976	—	4,355,368
Security lending income	21,530	180,935	—
Investments sold	924,385	2,002,989	3,781,695
Fund shares sold	14,380	534,102	881,573
Recoverable foreign taxes	—	1,166,192	72,562
Variation margin on futures contracts	2,775,785	—	1,805,014
Unrealized appreciation on forward foreign currency exchange contracts	—	38,046	2,557,105

Total Assets	222,904,316	1,288,507,405	927,352,054

LIABILITIES:
Payables:
Investments purchased	863,257	1,683,093	5,757,570
Fund shares redeemed	439,948	—	—
Variation margin on purchased options on Euro-Bund futures contracts	—	—	220,387
Foreign taxes	—	115,577	—
Collateral for securities loaned	15,365,407	50,493,035	—
Written options, at value (Premium $0, $0 and $366,249, respectively)	—	—	701,020
Unrealized depreciation on forward foreign currency exchange contracts	16,384	—	2,130,568
Accrued Expenses:
Advisory fees	16,222	96,503	74,657
Subadviser fees	218,117	1,439,875	774,317
Fund services fees	56,778	337,767	261,305
Administration fees	4,327	4,327	4,327
Directors' fees and expenses	2,893	16,911	12,374
Other accrued expenses	48,729	260,642	108,774

Total Liabilities	17,032,062	54,447,730	10,045,299

NET ASSETS	$205,872,254	$1,234,059,675	$917,306,755

NET ASSETS REPRESENTED BY:
Paid-in capital	$192,337,859	$1,359,381,307	$905,274,467
Undistributed net investment income (loss)	983,756	34,136,525	(660,183)
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency transactions, purchased options on Euro-Bund Futures and written options	1,453,212	(159,985,946)	4,754,763
Net unrealized appreciation on investments, futures contracts, foreign currency transactions, purchased options on Euro-Bund futures and written options	11,097,427	527,789	7,937,708

NET ASSETS	$205,872,254	$1,234,059,675	$917,306,755

CAPITAL SHARES:
Net Assets	$205,872,254	$1,234,059,675	$917,306,755
Shares Outstanding	21,576,398	141,267,888	90,690,480
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$9.54	$8.74	$10.11
Cost of investments	$212,636,881	$1,272,954,385	$904,464,078
Cost of cash denominated in foreign currencies	$37	$8,203,845	$240,827

† Includes securities on loan with values of (Note 7):	$14,393,842	$49,395,266	$—
(1)	Formerly Diversified Assets Fund.

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
ASSETS:
Investment in securities, at value†	$1,265,850,911	$460,327,704	$559,557,136	$519,970,116	$212,926,949
Cash	307,648	185,573	127,887	26,426	—
Cash denominated in foreign currencies	—	—	—	—	1,074,144
Receivables:
Dividends	4,455	560,551	663,011	624,847	493,251
Interest	8,159,494	—	—	—	—
Security lending income	2,259	3,648	14,522	54,435	17,743
Investments sold	25,714,405	390,295	416,580	1,788,774	10,867
Fund shares sold	3,572,576	80,478	157,257	44,251	211,402
Recoverable foreign taxes	—	—	—	—	280,800
Variation margin on futures contracts	—	296,910	144,852	249,611	114,076
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	—	21,696

Total Assets	1,303,611,748	461,845,159	561,081,245	522,758,460	215,150,928

LIABILITIES:
Payables:
Investments purchased	52,577,400	943,739	317,292	622,713	—
Distributions	2,975,540	—	—	—	—
Fund shares redeemed	729,202	410,474	44,997	302,914	84
Collateral for securities loaned	23,750,128	18,623,632	32,253,704	59,874,734	7,679,152
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	—	5,341
Accrued Expenses:
Advisory fees	50,315	17,577	20,982	18,185	8,064
Subadviser fees	60,804	20,832	34,055	33,399	34,398
Fund services fees	245,982	51,733	61,984	79,928	24,042
Administration fees	4,327	4,327	4,327	4,327	4,327
Directors' fees and expenses	15,657	5,446	7,324	5,888	2,837
Other accrued expenses	147,642	67,540	81,105	64,424	68,312

Total Liabilities	80,556,997	20,145,300	32,825,770	61,006,512	7,826,557

NET ASSETS	$1,223,054,751	$441,699,859	$528,255,475	$461,751,948	$207,324,371

NET ASSETS REPRESENTED BY:
Paid-in capital	$1,171,658,959	$304,760,765	$346,955,164	$391,231,200	$240,546,675
Undistributed net investment income (loss)	(3,552,127)	4,143,370	10,889,183	4,570,753	3,797,244
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(15,875,127)	(10,964,213)	3,464,357	14,466,548	(6,953,496)
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency transactions	70,823,046	143,759,937	166,946,771	51,483,447	(30,066,052)

NET ASSETS	$1,223,054,751	$441,699,859	$528,255,475	$461,751,948	$207,324,371

CAPITAL SHARES:
Net Assets—Class I	$883,438,346	$104,638,413	$125,808,535	$276,982,848	$50,914,754
Shares Outstanding—Class I	83,928,352	9,611,657	10,643,387	18,190,503	5,345,693
Net Asset Value—Class I, offering and redemption price per share (net assets divided by shares outstanding)	$10.53	$10.89	$11.82	$15.23	$9.52
Net Assets—Class II	$339,616,405	$337,061,446	$402,446,940	$184,769,100	$156,409,617
Shares Outstanding—Class II	32,076,197	32,812,767	36,216,647	12,817,436	17,522,655
Net Asset Value—Class II, offering and redemption price per share (net assets divided by shares outstanding)	$10.59	$10.27	$11.11	$14.42	$8.93
Cost of investments	$1,195,027,865	$317,118,836	$392,836,648	$468,758,686	$243,193,705
Cost of cash denominated in foreign currencies	$—	$—	$—	$—	$1,071,539

†Includes securities on loan with values of (Note 7):	$23,213,348	$18,542,331	$32,059,070	$59,413,413	$7,494, 665

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	Model Portfolio Funds
	Savings Oriented	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
ASSETS:
Investment in securities of affiliated Mutual Funds, at value(a)	$302,922,323	$588,487,367	$1,444,484,324	$1,817,252,911	$708,971,357
Receivables:
Dividends	276,905	434,037	731,210	581,434	—
Investments sold	23,706	45,225	101,358	123,823	52,658
Fund shares sold	323,964	404,239	917,831	868,534	381,975

Total Assets	303,546,898	589,370,868	1,446,234,723	1,818,826,702	709,405,990

LIABILITIES:
Payables:
Investments purchased	600,772	838,121	1,648,476	1,449,559	323,541
Fund shares redeemed	—	—	—	—	58,434
Accrued Expenses:
Advisory fees	25,354	48,374	108,435	132,498	56,367
Administration fees	3,601	3,601	3,601	3,601	3,601
Directors' fees and expenses	4,568	8,119	20,380	25,481	9,894
Other accrued expenses	55,089	87,103	177,658	211,739	98,819

Total Liabilities	689,384	985,318	1,958,550	1,822,878	550,656

NET ASSETS	$302,857,514	$588,385,550	$1,444,276,173	$1,817,003,824	$708,855,334

NET ASSETS REPRESENTED BY:
Paid-in capital	$286,462,821	$558,743,268	$1,389,279,570	$1,739,856,255	$706,967,242
Undistributed net investment income	1,876,609	3,293,637	4,028,127	3,007,666	835,789
Accumulated net realized gain (loss) on investments	(7,643,054)	(8,471,328)	(14,067,755)	3,076,566	(7,265,316)
Net unrealized appreciation on investments	22,161,138	34,819,973	65,036,231	71,063,337	8,317,619

NET ASSETS	$302,857,514	$588,385,550	$1,444,276,173	$1,817,003,824	$708,855,334

CAPITAL SHARES:
Net Assets	$302,857,514	$588,385,550	$1,444,276,173	$1,817,003,824	$708,855,334
Shares Outstanding	11,992,153	24,050,536	63,695,511	84,288,352	35,257,372
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$25.25	$24.46	$22.67	$21.56	$20.11
Cost of investments	$280,761,185	$553,667,394	$1,379,448,093	$1,746,189,574	$700,653,738

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
ASSETS:
Investment in securities of affiliated Mutual Funds, at value(a)	$227,790,090	$229,646,571	$408,940,045	$430,816,703	$344,511,078
Receivables:
Dividends	206,520	148,962	229,990	199,204	126,185
Investments sold	17,854	17,917	31,739	33,262	26,530
Fund shares sold	238,670	220,512	304,084	596,082	397,090

Total Assets	228,253,134	230,033,962	409,505,858	431,645,251	345,060,883

LIABILITIES:
Payables:
Investments purchased	445,190	369,475	534,074	791,793	523,275
Fund shares redeemed	—	—	—	3,493	—
Accrued Expenses:
Advisory fees	19,093	19,162	33,955	35,593	28,393
Administration fees	3,601	3,601	3,601	3,601	3,601
Directors' fees and expenses	3,114	3,143	5,337	5,187	4,035
Other accrued expenses	51,144	49,029	59,837	54,766	51,767

Total Liabilities	522,142	444,410	636,804	894,433	611,071

NET ASSETS	$227,730,992	$229,589,552	$408,869,054	$430,750,818	$344,449,812

NET ASSETS REPRESENTED BY:
Paid-in capital	$221,527,307	$219,959,757	$391,912,486	$411,112,586	$327,071,587
Undistributed net investment income	1,129,981	760,230	1,154,229	995,495	585,340
Accumulated net realized loss on investments	(1,347,478)	(865,149)	(8,494,332)	(7,679,761)	(4,867,266)
Net unrealized appreciation on investments	6,421,182	9,734,714	24,296,671	26,322,498	21,660,151

NET ASSETS	$227,730,992	$229,589,552	$408,869,054	$430,750,818	$344,449,812

CAPITAL SHARES:
Net Assets	$227,730,992	$229,589,552	$408,869,054	$430,750,818	$344,449,812
Shares Outstanding	21,619,183	21,727,427	38,363,968	40,503,503	32,680,058
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$10.53	$10.57	$10.66	$10.63	$10.54
Cost of investments	$221,368,908	$219,911,857	$384,643,374	$404,494,205	$322,850,927

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040	Milestone 2045
ASSETS:
Investment in securities of affiliated Mutual Funds, at value(a)	$271,290,159	$176,391,412	$172,304,342	$45,015,656
Receivables:
Dividends	67,771	25,214	20,851	5,244
Investments sold	20,714	13,472	14,904	3,372
Fund shares sold	300,613	339,004	347,103	74,420

Total Assets	271,679,257	176,769,102	172,687,200	45,098,692

LIABILITIES:
Payables:
Investments purchased	368,384	364,218	351,964	59,967
Fund shares redeemed	—	—	17,817	19,696
Accrued Expenses:
Advisory fees	22,179	14,423	14,005	3,615
Administration fees	3,601	3,601	3,601	3,732
Directors' fees and expenses	3,159	2,004	1,960	375
Other accrued expenses	45,953	38,898	41,025	28,319

Total Liabilities	443,276	423,144	430,372	115,704

NET ASSETS	$271,235,981	$176,345,958	$172,256,828	$44,982,988

NET ASSETS REPRESENTED BY:
Paid-in capital	$254,047,335	$163,888,409	$157,019,344	$42,067,671
Undistributed net investment income (loss)	250,052	34,436	2,395	(23,263)
Accumulated net realized gain (loss) on investments	(3,540,033)	(2,711,381)	(6,740,151)	606,472
Net unrealized appreciation on investments	20,478,627	15,134,494	21,975,240	2,332,108

NET ASSETS	$271,235,981	$176,345,958	$172,256,828	$44,982,988

CAPITAL SHARES:
Net Assets	$271,235,981	$176,345,958	$172,256,828	$44,982,988
Shares Outstanding	25,548,535	16,760,280	16,317,461	3,919,671
Net Asset Value offering and redemption price per share (net assets divided by shares outstanding)	$10.62	$10.52	$10.56	$11.48
Cost of investments	$250,811,532	$161,256,918	$150,329,102	$42,683,548

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2012 to June 30, 2012 (Unaudited)

	Low Duration Bond	Inflation Protected Securities	Equity Income
INVESTMENT INCOME:
Dividends	$19,809	$33,665	$22,971,368
Interest	6,356,653	9,229,779	—
Security lending income	12,580	10,034	357,757
Foreign taxes withheld on dividends	(1,442)	—	(166,452)

Total investment income	6,387,600	9,273,478	23,162,673

EXPENSES:
Advisory (Note 4)	275,872	313,905	953,630
Subadviser	383,467	464,584	3,384,974
Fund services	965,573	1,098,690	3,337,776
Custodian	23,556	9,807	27,182
Administration	8,951	8,951	8,951
Fund accounting	11,218	11,218	27,970
Legal	25,619	25,610	89,284
Audit	13,169	13,169	13,170
Directors	5,321	5,096	18,192
State license fees and memberships	18,588	8,617	28,653
Other expenses	15,973	23,091	60,998

Total expenses	1,747,307	1,982,738	7,950,780
Less waivers (Note 4)	—	—	(37,669)

Net Expenses	1,747,307	1,982,738	7,913,111

NET INVESTMENT INCOME	4,640,293	7,290,740	15,249,562

NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on:
Investments	342,619	11,799,392	30,049,428
Forward contracts and foreign currency transactions	280,202	—	(301)
Futures contracts	(22,200)	(82,888)	—
Written options	—	474,370	—
Swap agreements	—	233,248	—

Net realized gain	600,621	12,424,122	30,049,127

Net change in unrealized appreciation (depreciation) on:
Investments	6,344,302	5,731,246	84,075,561
Forward contracts and foreign currency transactions	(170,015)	(2,151)	2,637
Futures contracts	(52,864)	307,402	—
Written options	—	(271,063)	—
Swap agreements	—	(390,113)	—

Net change in unrealized appreciation	6,121,423	5,375,321	84,078,198

NET GAIN	6,722,044	17,799,443	114,127,325

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,362,337	$25,090,183	$129,376,887

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2012 to June 30, 2012 (Unaudited)

	Growth & Income	Growth	Select Value	Aggressive Opportunities
INVESTMENT INCOME:
Dividends	$13,112,319	$9,268,840	$4,079,150	$5,988,153
Interest	—	—	323	—
Security lending income	132,899	72,470	72,412	273,468
Foreign taxes withheld on dividends	(26,342)	(32,106)	—	(111,569)

Total investment income	13,218,876	9,309,204	4,151,885	6,150,052

EXPENSES:
Advisory (Note 4)	616,401	932,731	169,736	501,826
Subadviser	1,884,492	2,943,747	841,900	2,182,969
Fund services	2,157,448	3,264,628	594,087	1,756,430
Custodian	20,533	8,550	10,200	22,466
Administration	8,951	8,951	8,951	8,951
Fund accounting	18,540	36,580	16,490	21,000
Legal	57,728	89,223	15,980	50,589
Audit	13,169	13,164	13,169	13,169
Directors	11,747	18,342	3,241	10,436
State license fees and memberships	18,368	25,911	13,706	20,589
Other expenses	32,385	59,025	8,548	33,826

Total expenses	4,839,762	7,400,852	1,696,008	4,622,251
Less waivers (Note 4)	(22,926)	(17,264)	—	—

Net Expenses	4,816,836	7,383,588	1,696,008	4,622,251

NET INVESTMENT INCOME	8,402,040	1,925,616	2,455,877	1,527,801

NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on:
Investments	30,323,859	124,834,763	12,057,009	21,386,856
Forward contracts and foreign currency transactions	(227)	—	—	(3,281)

Net realized gain	30,323,632	124,834,763	12,057,009	21,383,575

Net change in unrealized appreciation (depreciation) on:
Investments	64,798,915	24,700,274	8,868,132	61,819,925
Forward contracts and foreign currency transactions	411	—	—	614

Net change in unrealized appreciation	64,799,326	24,700,274	8,868,132	61,820,539

NET GAIN	95,122,958	149,535,037	20,925,141	83,204,114

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$103,524,998	$151,460,653	$23,381,018	$84,731,915

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2012 to June 30, 2012 (Unaudited)

	Discovery	International	Diversifying Strategies(1)
INVESTMENT INCOME:
Dividends	$948,079	$27,611,562	$772,248
Interest	852,684	2,691	8,006,834
Security lending income	178,014	878,458	—
Foreign taxes withheld on dividends	(8,659)	(2,230,272)	(54,879)

Total investment income	1,970,118	26,262,439	8,724,203

EXPENSES:
Advisory (Note 4)	102,286	605,583	448,888
Subadviser	444,949	2,894,730	1,847,158
Fund services	358,008	2,119,587	1,571,140
Custodian	20,913	195,269	47,123
Administration	8,951	8,951	8,951
Fund accounting	7,587	13,538	17,884
Legal	9,822	57,267	41,525
Audit	13,169	13,170	13,169
Directors	1,986	11,672	8,581
State license fees and memberships	11,488	17,595	7,041
Other expenses	5,815	47,791	26,677

Total expenses	984,974	5,985,153	4,038,137
Less waivers (Note 4)	—	—	(446,606)

Net Expenses	984,974	5,985,153	3,591,531

NET INVESTMENT INCOME	985,144	20,277,286	5,132,672

NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on:
Investments	4,147,348	13,349,529	2,349,356
Forward contracts and foreign currency transactions	35,959	356,797	1,215,898
Futures contracts	6,121,557	—	(3,941,004)
Written options	—	—	(374,750)
Purchased options on Euro-Bund futures contracts	—	—	4,623,252

Net realized gain	10,304,864	13,706,326	3,872,752

Net change in unrealized appreciation (depreciation) on:
Investments	4,166,526	24,134,643 (a)	6,006,624
Forward contracts and foreign currency transactions	(50,533)	(748,204)	(3,676,358)
Futures contracts	2,380,633	—	(89,259)
Written options	—	—	(69,608)
Purchased options on Euro-Bund futures contracts	—	—	(2,996,059)

Net change in unrealized appreciation (depreciation)	6,496,626	23,386,439	(824,660)

NET GAIN	16,801,490	37,092,765	3,048,092

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,786,634	$57,370,051	$8,180,764

(1)	Formerly Diversified Assets Fund.
(a)	Net of decrease in deferred foreign tax of $115,577.

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2012 to June 30, 2012 (Unaudited)

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
INVESTMENT INCOME:
Dividends	$35,802	$4,457,930	$5,392,045	$3,673,846	$4,861,567
Interest	17,551,294	158	154	127	692
Security lending income	18,273	23,274	141,052	559,603	168,220
Foreign taxes withheld on dividends	(587)	—	(537)	(1,913)	(373,744)

Total investment income	17,604,782	4,481,362	5,532,714	4,231,663	4,656,735

EXPENSES:
Advisory (Note 4)	297,916	105,285	132,653	111,260	49,072
Subadviser	121,735	41,531	61,184	66,880	68,831
Fund services Class I	1,286,529	152,140	186,047	399,532	73,231
Fund services Class II	166,998	159,858	203,292	89,347	73,733
Custodian	76,166	12,447	21,875	20,913	23,119
Administration	8,951	8,951	8,951	8,951	8,951
Fund accounting	16,900	11,219	11,218	11,218	11,218
Legal	53,092	18,749	24,905	20,232	9,455
Audit	13,169	13,169	13,169	13,169	13,169
Directors	10,904	3,766	5,040	4,085	1,948
State license fees and memberships	31,802	34,149	23,248	23,305	39,651
Other expenses	33,108	11,688	16,254	17,676	21,198

Total expenses	2,117,270	572,952	707,836	786,568	393,576

NET INVESTMENT INCOME	15,487,512	3,908,410	4,824,878	3,445,095	4,263,159

NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on:
Investments	6,226,069	1,531,096	3,776,143	13,272,996	(1,091,721)
Forward contracts and foreign currency transactions	—	—	—	–	(111,406)
Futures contracts	—	364,000	1,169,092	238,759	(69,768)

Net realized gain (loss)	6,226,069	1,895,096	4,945,235	13,511,755	(1,272,895)

Net change in unrealized appreciation (depreciation) on:
Investments	4,469,933	29,718,098	35,446,209	17,453,488	3,080,875
Forward contracts and foreign currency transactions	—	—	—	—	31,698
Futures contracts	—	524,228	175,039	226,299	142,019

Net change in unrealized appreciation	4,469,933	30,242,326	35,621,248	17,679,787	3,254,592

NET GAIN	10,696,002	32,137,422	40,566,483	31,191,542	1,981,697

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,183,514	$36,045,832	$45,391,361	$34,636,637	$6,244,856

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2012 to June 30, 2012 (Unaudited)

	Model Portfolio Funds
	Savings Oriented	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$1,729,717	$2,719,108	$4,590,728	$3,698,401	$—

Total investment income	1,729,717	2,719,108	4,590,728	3,698,401	—

EXPENSES:
Advisory (Note 4)	148,684	285,464	646,004	795,806	339,779
Custodian	1,092	1,092	1,092	1,092	1,092
Administration	7,458	7,458	7,458	7,458	7,458
Fund accounting	6,215	8,918	25,480	22,640	11,980
Legal	14,987	27,159	68,040	85,597	33,370
Audit	9,976	9,975	9,976	9,976	9,976
Directors	3,129	5,621	14,051	17,574	6,801
State license fees and memberships	15,237	18,840	25,246	27,934	19,875
Other expenses	4,289	14,833	34,804	51,127	18,813

Total expenses	211,067	379,360	832,151	1,019,204	449,144

NET INVESTMENT INCOME (LOSS)	1,518,650	2,339,748	3,758,577	2,679,197	(449,144)

NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on investments	928,605	(50,812)	5,137,622	9,354,073	(207,359)
Net change in unrealized appreciation (depreciation) on investments	7,690,352	21,553,804	64,573,527	92,540,850	49,700,970

NET GAIN	8,618,957	21,502,992	69,711,149	101,894,923	49,493,611

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,137,607	$23,842,740	$73,469,726	$104,574,120	$49,044,467

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2012 to June 30, 2012 (Unaudited)

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a) .	$1,301,231	$934,843	$1,432,551	$1,276,711	$811,430

Total investment income	1,301,231	934,843	1,432,551	1,276,711	811,430

EXPENSES:
Advisory (Note 4)	112,479	114,943	200,765	208,623	165,153
Custodian	182	182	182	182	182
Administration	7,458	7,459	7,458	7,458	7,458
Fund accounting	6,215	6,215	6,215	6,215	6,216
Legal	10,446	10,611	18,198	18,091	14,131
Audit	9,975	9,975	9,975	9,975	9,976
Directors	2,173	2,192	3,729	3,634	2,829
State license fees and memberships	14,581	15,182	16,900	16,267	14,456
Other expenses	7,741	7,854	14,900	17,564	14,029

Total expenses	171,250	174,613	278,322	288,009	234,430

NET INVESTMENT INCOME	1,129,981	760,230	1,154,229	988,702	577,000

NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on investments	963,249	1,698,109	125,725	(711,925)	(865,546)
Net change in unrealized appreciation (depreciation) on investments	5,533,583	7,684,817	17,601,895	20,110,883	17,514,012

NET GAIN	6,496,832	9,382,926	17,727,620	19,398,958	16,648,466

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,626,813	$10,143,156	$18,881,849	$20,387,660	$17,225,466

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statement of Operations

For the Period from January 1, 2012 to June 30, 2012 (Unaudited)

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040	Milestone 2045
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a) .	$431,862	$164,208	$131,568	$31,950

Total investment income	431,862	164,208	131,568	31,950

EXPENSES:
Advisory (Note 4)	129,802	83,857	81,602	19,889
Custodian	182	182	182	351
Administration	7,458	7,458	7,458	7,480
Fund accounting	6,215	6,215	6,215	6,223
Legal	11,089	7,094	6,928	1,467
Audit	9,975	9,975	9,975	9,975
Directors	2,211	1,405	1,368	281
State license fees and memberships	12,882	11,415	11,717	5,709
Other expenses	10,928	7,225	6,718	3,838

Total expenses	190,742	134,826	132,163	55,213

NET INVESTMENT INCOME (LOSS)	241,120	29,382	(595)	(23,263)

NET REALIZED AND UNREALIZED GAIN (Note 2):
Net realized gain (loss) on investments	(711,743)	(492,627)	168,977	104,448
Net change in unrealized appreciation (depreciation) on investments	15,106,696	10,553,272	10,178,631	2,240,505

NET GAIN	14,394,953	10,060,645	10,347,608	2,344,953

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,636,073	$10,090,027	$10,347,013	$2,321,690

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Low Duration Bond		Inflation Protected Securities
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Increase (decrease) in net assets resulting from operations:
Net investment income	$4,640,293	$10,499,622	$7,290,740	$15,343,970
Net realized gain	600,621	1,923,500	12,424,122	14,907,371
Net change in unrealized appreciation (depreciation)	6,121,423	(6,161,968)	5,375,321	26,946,823

Net increase in net assets resulting from operations	11,362,337	6,261,154	25,090,183	57,198,164

Distributions to shareholders from:
Net investment income	(4,774,518)	(10,532,013)	(7,232,061)	(16,239,280)
Net realized gain	—	—	—	(9,659,966)

Total distributions	(4,774,518)	(10,532,013)	(7,232,061)	(25,899,246)

Capital share transactions:
Proceeds from sale of shares	41,695,706	89,913,269	66,296,095	143,708,312
Reinvestment of distributions	4,774,518	10,532,013	7,232,061	25,899,246
Value of shares redeemed	(15,445,056)	(109,420,716)	(29,732,443)	(108,716,628)

Net increase (decrease) from capital share transactions	31,025,168	(8,975,434)	43,795,713	60,890,930

Total increase (decrease) in net assets	37,612,987	(13,246,293)	61,653,835	92,189,848

NET ASSETS at beginning of period	524,462,877	537,709,170	584,191,493	492,001,645

NET ASSETS at end of period	$562,075,864	$524,462,877	$645,845,328	$584,191,493

Accumulated net investment income (loss) included in net assets at end of period	$(79,285)	$54,940	$58,679	$—

SHARE TRANSACTIONS:
Number of shares sold	4,145,211	8,967,929	5,594,471	12,432,838
Number of shares issued through reinvestment of dividends and distributions	473,757	1,050,169	601,211	2,259,024
Number of shares redeemed	(1,532,345)	(10,914,618)	(2,487,074)	(9,446,370)

Net increase (decrease) in shares outstanding	3,086,623	(896,520)	3,708,608	5,245,492

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Equity Income		Growth & Income
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Increase (decrease) in net assets resulting from operations:
Net investment income	$15,249,562	$24,675,340	$8,402,040	$13,473,037
Net realized gain	30,049,127	82,074,328	30,323,632	93,645,116
Net change in unrealized appreciation (depreciation)	84,078,198	(102,160,417)	64,799,326	(112,363,378)

Net increase (decrease) in net assets resulting from operations	129,376,887	4,589,251	103,524,998	(5,245,225)

Distributions to shareholders from:
Net investment income	—	(46,144,465)	—	(13,366,132)
Net realized gain	—	(30,409,530)	—	—

Total distributions	—	(76,553,995)	—	(13,366,132)

Capital share transactions:
Proceeds from sale of shares	55,305,841	165,692,872	32,812,737	111,888,165
Reinvestment of distributions	—	76,552,827	—	13,365,853
Value of shares redeemed	(67,011,273)	(220,228,833)	(59,189,527)	(172,282,535)

Net increase (decrease) from capital share transactions	(11,705,432)	22,016,866	(26,376,790)	(47,028,517)

Total increase (decrease) in net assets	117,671,455	(49,947,878)	77,148,208	(65,639,874)

NET ASSETS at beginning of period	1,817,557,290	1,867,505,168	1,162,482,048	1,228,121,922

NET ASSETS at end of period	$1,935,228,745	$1,817,557,290	$1,239,630,256	$1,162,482,048

Accumulated net investment income included in net assets at end of period	$15,684,511	$434,949	$11,885,528	$3,483,488

SHARE TRANSACTIONS:
Number of shares sold	6,288,262	19,316,926	3,194,984	11,824,262
Number of shares issued through reinvestment of dividends and distributions	—	9,509,668	—	1,451,233
Number of shares redeemed	(7,574,451)	(25,142,453)	(5,673,492)	(17,795,739)

Net increase (decrease) in shares outstanding	(1,286,189)	3,684,141	(2,478,508)	(4,520,244)

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Growth		Select Value
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Increase (decrease) in net assets resulting from operations:
Net investment income	$1,925,616	$9,121,734	$2,455,877	$3,184,309
Net realized gain	124,834,763	109,646,065	12,057,009	34,844,389
Net change in unrealized appreciation (depreciation)	24,700,274	(194,568,063)	8,868,132	(36,822,309)

Net increase (decrease) in net assets resulting from operations	151,460,653	(75,800,264)	23,381,018	1,206,389

Distributions to shareholders from:
Net investment income	—	(9,226,338)	—	(2,974,231)

Total distributions	—	(9,226,338)	—	(2,974,231)

Capital share transactions:
Proceeds from sale of shares	28,160,008	88,778,128	15,147,276	40,187,068
Reinvestment of distributions	—	9,226,338	—	2,974,231
Value of shares redeemed	(87,183,039)	(233,709,687)	(16,589,714)	(59,710,708)

Net decrease from capital share transactions	(59,023,031)	(135,705,221)	(1,442,438)	(16,549,409)

Total increase (decrease) in net assets	92,437,622	(220,731,823)	21,938,580	(18,317,251)

NET ASSETS at beginning of period	1,751,075,446	1,971,807,269	320,019,189	338,336,440

NET ASSETS at end of period	$1,843,513,068	$1,751,075,446	$341,957,769	$320,019,189

Accumulated net investment income included in net assets at end of period	$2,413,889	$488,273	$2,852,259	$396,382

SHARE TRANSACTIONS:
Number of shares sold	3,108,496	10,466,360	1,446,002	4,179,747
Number of shares issued through reinvestment of dividends and distributions	—	1,127,914	—	314,401
Number of shares redeemed	(9,451,536)	(26,864,686)	(1,554,831)	(5,991,582)

Net decrease in shares outstanding	(6,343,040)	(15,270,412)	(108,829)	(1,497,434)

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Aggressive Opportunities		Discovery
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Increase (decrease) in net assets resulting from operations:
Net investment income	$1,527,801	$2,263,482	$985,144	$2,143,311
Net realized gain	21,383,575	58,474,102	10,304,864	5,263,580
Net change in unrealized appreciation (depreciation)	61,820,539	(168,765,752)	6,496,626	(18,762,178)

Net increase (decrease) in net assets resulting from operations	84,731,915	(108,028,168)	17,786,634	(11,355,287)

Distributions to shareholders from:
Net investment income	—	(3,492,614)	—	(2,156,271)
Net realized gain	—	(78,909,119)	—	—

Total distributions	—	(82,401,733)	—	(2,156,271)

Capital share transactions:
Proceeds from sale of shares	14,121,245	59,715,009	7,887,620	34,078,276
Reinvestment of distributions	—	82,401,733	—	2,156,271
Value of shares redeemed	(69,840,658)	(141,985,872)	(13,673,682)	(41,621,265)

Net increase (decrease) from capital share transactions	(55,719,413)	130,870	(5,786,062)	(5,386,718)

Total increase (decrease) in net assets	29,012,502	(190,299,031)	12,000,572	(18,898,276)

NET ASSETS at beginning of period	957,270,759	1,147,569,790	193,871,682	212,769,958

NET ASSETS at end of period	$986,283,261	$957,270,759	$205,872,254	$193,871,682

Accumulated net investment income (loss) included in net assets at end of period	$5,373,558	$3,845,757	$983,756	$(1,388)

SHARE TRANSACTIONS:
Number of shares sold	1,402,430	5,873,382	828,715	3,935,791
Number of shares issued through reinvestment of dividends and distributions	—	9,145,586	—	253,195
Number of shares redeemed	(6,834,510)	(12,840,586)	(1,433,014)	(4,583,506)

Net increase (decrease) in shares outstanding	(5,432,080)	2,178,382	(604,299)	(394,520)

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	International		Diversifying Strategies(1)
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Increase (decrease) in net assets resulting from operations:
Net investment income	$20,277,286	$27,035,117	$5,132,672	$8,754,124
Net realized gain	13,706,326	14,141,235	3,872,752	3,129,880
Net change in unrealized appreciation (depreciation)	23,386,439	(137,855,829)	(824,660)	(12,531,370)

Net increase (decrease) in net assets resulting from operations	57,370,051	(96,679,477)	8,180,764	(647,366)

Distributions to shareholders from:
Net investment income	—	(28,267,374)	—	(2,003,574)
Net realized gain	—	—	—	(11,262,657)

Total distributions	—	(28,267,374)	—	(13,266,231)

Capital share transactions:
Proceeds from sale of shares	63,124,518	180,804,130	67,931,195	125,684,627
Reinvestment of distributions	—	28,267,374	—	13,266,231
Value of shares redeemed	(26,398,553)	(162,924,179)	(8,581,970)	(145,851,609)

Net increase (decrease) from capital share transactions	36,725,965	46,147,325	59,349,225	(6,900,751)

Total increase (decrease) in net assets	94,096,016	(78,799,526)	67,529,989	(20,814,348)

NET ASSETS at beginning of period	1,139,963,659	1,218,763,185	849,776,766	870,591,114

NET ASSETS at end of period	$1,234,059,675	$1,139,963,659	$917,306,755	$849,776,766

Accumulated net investment income (loss) included in net assets at end of period	$34,136,525	$13,859,239	$(660,183)	$(5,792,855)

SHARE TRANSACTIONS:
Number of shares sold	7,247,255	20,269,574	6,657,371	12,311,251
Number of shares issued through reinvestment of dividends and distributions	—	3,494,113	—	1,334,631
Number of shares redeemed	(2,976,770)	(17,194,310)	(850,794)	(14,437,106)

Net increase (decrease) in shares outstanding	4,270,485	6,569,377	5,806,577	(791,224)

(1)	Formerly Diversified Assets Fund.

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Core Bond Index		500 Stock Index
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Increase (decrease) in net assets resulting from operations:
Net investment income	$15,487,512	$33,963,511	$3,908,410	$6,950,518
Net realized gain	6,226,069	13,157,942	1,895,096	5,847,733
Net change in unrealized appreciation (depreciation)	4,469,933	34,307,648	30,242,326	(4,958,307)

Net increase in net assets resulting from operations	26,183,514	81,429,101	36,045,832	7,839,944

Distributions to shareholders from:
Net investment income—Class I	(13,510,736)	(29,321,806)	—	(1,457,030)
Net investment income—Class II	(5,538,478)	(10,828,719)	—	(5,368,593)

Total distributions	(19,049,214)	(40,150,525)	—	(6,825,623)

Capital share transactions:
Proceeds from sale of shares—Class I	82,435,551	154,830,581	6,573,352	15,004,449
Proceeds from sale of shares—Class II	26,593,361	55,189,411	32,233,605	42,704,327
Reinvestment of distributions—Class I	13,510,736	29,321,806	—	1,456,429
Reinvestment of distributions—Class II	5,538,478	10,828,719	—	5,368,593
Value of shares redeemed—Class I	(31,140,307)	(226,620,000)	(4,953,385)	(25,473,968)
Value of shares redeemed—Class II	(15,257,446)	(37,910,366)	(9,469,000)	(42,890,111)

Net increase (decrease) from capital share transactions	81,680,373	(14,359,849)	24,384,572	(3,830,281)

Total increase (decrease) in net assets	88,814,673	26,918,727	60,430,404	(2,815,960)

NET ASSETS at beginning of period	1,134,240,078	1,107,321,351	381,269,455	384,085,415

NET ASSETS at end of period	$1,223,054,751	$1,134,240,078	$441,699,859	$381,269,455

Accumulated net investment income (loss) included in net assets at end of period	$(3,552,127)	$9,575	$4,143,370	$234,960

SHARE TRANSACTIONS:
Number of shares sold—Class I	7,892,810	15,075,414	615,473	1,487,565
Number of shares issued through reinvestment of dividends and distributions—Class I	1,287,268	2,857,923	—	150,925
Number of shares redeemed—Class I	(2,965,612)	(21,873,215)	(460,566)	(2,498,225)

Net increase (decrease) in shares outstanding—Class I	6,214,466	(3,939,878)	154,907	(859,735)

Number of shares sold—Class II	2,522,835	5,322,939	3,181,337	4,508,609
Number of shares issued through reinvestment of dividends and distributions—Class II	524,671	1,048,508	—	589,955
Number of shares redeemed—Class II	(1,445,543)	(3,690,535)	(941,689)	(4,489,530)

Net increase in shares outstanding—Class II	1,601,963	2,680,912	2,239,648	609,034

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Broad Market Index		Mid/Small Company Index
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Increase (decrease) in net assets resulting from operations:
Net investment income	$4,824,878	$8,873,123	$3,445,095	$4,955,959
Net realized gain	4,945,235	17,247,356	13,511,755	16,825,014
Net change in unrealized appreciation (depreciation)	35,621,248	(19,101,547)	17,679,787	(36,445,534)

Net increase (decrease) in net assets resulting from operations	45,391,361	7,018,932	34,636,637	(14,664,561)

Distributions to shareholders from:
Net investment income—Class I	—	(1,639,619)	—	(2,428,025)
Net investment income—Class II	—	(6,889,586)	—	(2,001,727)
Net realized gain—Class I	—	—	—	(10,097,260)
Net realized gain—Class II	—	—	—	(6,898,716)

Total distributions	—	(8,529,205)	—	(21,425,728)

Capital share transactions:
Proceeds from sale of shares—Class I	6,717,806	11,415,454	21,266,435	61,546,128
Proceeds from sale of shares—Class II	7,459,106	36,872,748	18,094,711	37,937,915
Reinvestment of distributions—Class I	—	1,639,619	—	12,524,481
Reinvestment of distributions—Class II	—	6,889,586	—	8,900,443
Value of shares redeemed—Class I	(5,840,848)	(30,043,681)	(12,823,023)	(49,925,329)
Value of shares redeemed—Class II	(29,177,405)	(59,260,258)	(7,864,238)	(31,424,662)

Net increase (decrease) from capital share transactions	(20,841,341)	(32,486,532)	18,673,885	39,558,976

Total increase (decrease) in net assets	24,550,020	(33,996,805)	53,310,522	3,468,687

NET ASSETS at beginning of period	503,705,455	537,702,260	408,441,426	404,972,739

NET ASSETS at end of period	$528,255,475	$503,705,455	$461,751,948	$408,441,426

Accumulated net investment income included in net assets at end of period	$10,889,183	$6,064,305	$4,570,753	$1,125,658

SHARE TRANSACTIONS:
Number of shares sold—Class I	571,397	1,031,697	1,392,827	4,144,118
Number of shares issued through reinvestment of dividends and distributions—Class I	—	155,857	—	918,217
Number of shares redeemed—Class I	(497,567)	(2,681,236)	(868,031)	(3,234,606)

Net increase (decrease) in shares outstanding—Class I	73,830	(1,493,682)	524,796	1,827,729

Number of shares sold—Class II	681,739	3,538,800	1,249,416	2,563,731
Number of shares issued through reinvestment of dividends and distributions—Class II	—	697,326	—	689,957
Number of shares redeemed—Class II	(2,645,612)	(5,602,099)	(548,758)	(2,173,431)

Net increase (decrease) in shares outstanding—Class II	(1,963,873)	(1,365,973)	700,658	1,080,257

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Overseas Equity Index
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Increase (decrease) in net assets resulting from operations:
Net investment income	$4,263,159	$6,090,265
Net realized loss	(1,272,895)	(1,471,292)
Net change in unrealized appreciation (depreciation)	3,254,592	(29,322,421)

Net increase (decrease) in net assets resulting from operations	6,244,856	(24,703,448)

Distributions to shareholders from:
Net investment income—Class I	—	(1,300,170)
Net investment income—Class II	—	(4,495,031)

Total distributions	—	(5,795,201)

Capital share transactions:
Proceeds from sale of shares—Class I	5,728,693	5,355,854
Proceeds from sale of shares—Class II	21,058,433	20,846,747
Reinvestment of distributions—Class I	—	1,300,170
Reinvestment of distributions—Class II	—	4,495,031
Value of shares redeemed—Class I	(1,307,550)	(11,561,711)
Value of shares redeemed—Class II	(2,184,040)	(19,010,679)

Net increase from capital share transactions	23,295,536	1,425,412

Total increase (decrease) in net assets	29,540,392	(29,073,237)

NET ASSETS at beginning of period	177,783,979	206,857,216

NET ASSETS at end of period	$207,324,371	$177,783,979

Accumulated net investment income (loss) included in net assets at end of period	$3,797,244	$(465,915)

SHARE TRANSACTIONS:
Number of shares sold—Class I	589,840	497,952
Number of shares issued through reinvestment of dividends and distributions—Class I	—	145,923
Number of shares redeemed—Class I	(132,292)	(1,083,214)

Net increase (decrease) in shares out standing—Class I	457,548	(439,339)

Number of shares sold—Class II	2,320,656	2,110,621
Number of shares issued through reinvestment of dividends and distributions—Class II	—	538,972
Number of shares redeemed—Class II	(244,880)	(1,885,576)

Net increase in shares outstanding—Class II	2,075,776	764,017

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio Funds
	Savings Oriented		Conservative Growth
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Increase (decrease) in net assets resulting from operations:
Net investment income	$1,518,650	$5,652,643	$2,339,748	$9,592,040
Net realized gain (loss)	928,605	(476,785)	(50,812)	5,653,335
Net change in unrealized appreciation (depreciation)	7,690,352	1,450,544	21,553,804	(8,573,402)

Net increase in net assets resulting from operations.	10,137,607	6,626,402	23,842,740	6,671,973

Distributions to shareholders from:
Net investment income	—	(5,656,447)	—	(9,593,725)
Net realized gain	—	(125,894)	—	(426,959)

Total distributions	—	(5,782,341)	—	(10,020,684)

Capital share transactions:
Proceeds from sale of shares	16,245,207	34,730,309	27,727,071	40,299,829
Reinvestment of distributions	—	5,781,314	—	10,020,684
Value of shares redeemed	(11,992,307)	(91,421,580)	(19,348,204)	(77,719,720)

Net increase (decrease) from capital share transactions	4,252,900	(50,909,957)	8,378,867	(27,399,207)

Total increase (decrease) in net assets	14,390,507	(50,065,896)	32,221,607	(30,747,918)

NET ASSETS at beginning of period	288,467,007	338,532,903	556,163,943	586,911,861

NET ASSETS at end of period	$302,857,514	$288,467,007	$588,385,550	$556,163,943

Accumulated net investment income included in net assets at end of period	$1,876,609	$357,959	$3,293,637	$953,889

SHARE TRANSACTIONS:
Number of shares sold	646,295	1,400,880	1,138,552	1,682,331
Number of shares issued through reinvestment of dividends and distributions	—	236,939	—	427,139
Number of shares redeemed	(477,224)	(3,733,716)	(795,390)	(3,250,086)

Net increase (decrease) in shares outstanding	169,071	(2,095,897)	343,162	(1,140,616)

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio Funds
	Traditional Growth		Long-Term Growth
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Increase (decrease) in net assets resulting from operations:
Net investment income	$3,758,577	$21,923,334	$2,679,197	$25,627,207
Net realized gain	5,137,622	41,372,040	9,354,073	47,640,696
Net change in unrealized appreciation (depreciation)	64,573,527	(70,336,673)	92,540,850	(108,133,801)

Net increase (decrease) in net assets resulting from operations	73,469,726	(7,041,299)	104,574,120	(34,865,898)

Distributions to shareholders from:
Net investment income	—	(28,313,249)	—	(30,098,534)
Net realized gain	—	(4,292,155)	—	(24,301,340)

Total distributions	—	(32,605,404)	—	(54,399,874)

Capital share transactions:
Proceeds from sale of shares	41,856,598	73,296,341	47,144,900	86,481,553
Reinvestment of distributions	—	32,600,948	—	54,399,874
Value of shares redeemed	(37,157,914)	(195,900,060)	(46,943,310)	(187,817,488)

Net increase (decrease) from capital share transactions	4,698,684	(90,002,771)	201,590	(46,936,061)

Total increase (decrease) in net assets	78,168,410	(129,649,474)	104,775,710	(136,201,833)

NET ASSETS at beginning of period	1,366,107,763	1,495,757,237	1,712,228,114	1,848,429,947

NET ASSETS at end of period	$1,444,276,173	$1,366,107,763	$1,817,003,824	$1,712,228,114

Accumulated net investment income included in net assets at end of period	$4,028,127	$269,550	$3,007,666	$328,469

SHARE TRANSACTIONS:
Number of shares sold	1,848,511	3,284,198	2,194,748	4,030,628
Number of shares issued through reinvestment of dividends and distributions	—	1,514,914	—	2,677,159
Number of shares redeemed	(1,647,929)	(8,786,410)	(2,181,896)	(8,747,060)

Net increase (decrease) in shares outstanding	200,582	(3,987,298)	12,852	(2,039,273)

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio Fund
	All-Equity Growth
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(449,144)	$8,651,245
Net realized gain (loss)	(207,359)	4,668,318
Net change in unrealized appreciation (depreciation)	49,700,970	(41,317,903)

Net increase (decrease) in net assets resulting from operations	49,044,467	(27,998,340)

Distributions to shareholders from:
Net investment income	—	(8,642,925)
Net realized gain	—	(979,356)

Total distributions	—	(9,622,281)

Capital share transactions:
Proceeds from sale of shares	28,111,783	55,069,364
Reinvestment of distributions	—	9,622,281
Value of shares redeemed	(18,126,425)	(92,335,125)

Net increase (decrease) from capital share transactions	9,985,358	(27,643,480)

Total increase (decrease) in net assets	59,029,825	(65,264,101)

NET ASSETS at beginning of period	649,825,509	715,089,610

NET ASSETS at end of period	$708,855,334	$649,825,509

Accumulated net investment income included in net assets at end of period	$835,789	$1,284,933

SHARE TRANSACTIONS:
Number of shares sold	1,396,375	2,782,327
Number of shares issued through reinvestment of dividends and distributions	—	514,836
Number of shares redeemed	(903,371)	(4,635,666)

Net increase (decrease) in shares outstanding	493,004	(1,338,503)

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone Retirement Income		Milestone 2010
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011

Increase (decrease) in net assets resulting from operations:
Net investment income	$1,129,981	$3,973,613	$760,230	$3,935,474
Net realized gain	963,249	7,277,501	1,698,109	7,787,624
Net change in unrealized appreciation (depreciation)	5,533,583	(6,109,472)	7,684,817	(8,706,661)

Net increase in net assets resulting from operations	7,626,813	5,141,642	10,143,156	3,016,437

Distributions to shareholders from:
Net investment income	—	(3,975,718)	—	(4,335,853)
Net realized gain	—	(4,250,737)	—	(1,755,343)

Total distributions	—	(8,226,455)	—	(6,091,196)

Capital share transactions:
Proceeds from sale of shares	13,983,409	40,604,046	12,515,155	38,705,399
Reinvestment of distributions	—	8,226,455	—	6,091,196
Value of shares redeemed	(13,941,778)	(41,644,586)	(15,343,420)	(37,217,191)

Net increase (decrease) from capital share transactions	41,631	7,185,915	(2,828,265)	7,579,404

Total increase in net assets	7,668,444	4,101,102	7,314,891	4,504,645

NET ASSETS at beginning of period	220,062,548	215,961,446	222,274,661	217,770,016

NET ASSETS at end of period	$227,730,992	$220,062,548	$229,589,552	$222,274,661

Accumulated net investment income included in net assets at end of period	$1,129,981	$—	$760,230	$—

SHARE TRANSACTIONS:
Number of shares sold	1,333,351	3,856,537	1,189,043	3,692,226
Number of shares issued through reinvestment of dividends and distributions	—	808,100	—	603,089
Number of shares redeemed	(1,332,670)	(3,957,807)	(1,459,037)	(3,569,346)

Net increase (decrease) in shares outstanding	681	706,830	(269,994)	725,969

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2015		Milestone 2020
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011

Increase (decrease) in net assets resulting from operations:
Net investment income	$1,154,229	$6,547,527	$988,702	$6,430,619
Net realized gain (loss)	125,725	239,834	(711,925)	(1,478,769)
Net change in unrealized appreciation (depreciation)	17,601,895	(4,786,269)	20,110,883	(6,768,227)

Net increase (decrease) in net assets resulting from operations	18,881,849	2,001,092	20,387,660	(1,816,377)

Distributions to shareholders from:
Net investment income	—	(7,384,621)	—	(6,433,834)
Net realized gain	—	(2,229,389)	—	(1,523,980)

Total distributions	—	(9,614,010)	—	(7,957,814)

Capital share transactions:
Proceeds from sale of shares	24,762,540	66,950,595	36,406,766	79,151,031
Reinvestment of distributions	—	9,614,010	—	7,957,814
Value of shares redeemed	(16,630,795)	(50,239,931)	(12,370,595)	(35,040,309)

Net increase from capital share transactions	8,131,745	26,324,674	24,036,171	52,068,536

Total increase in net assets	27,013,594	18,711,756	44,423,831	42,294,345

NET ASSETS at beginning of period	381,855,460	363,143,704	386,326,987	344,032,642

NET ASSETS at end of period	$408,869,054	$381,855,460	$430,750,818	$386,326,987

Accumulated net investment income included in net assets at end of period	$1,154,229	$—	$995,495	$6,793

SHARE TRANSACTIONS:
Number of shares sold	2,333,993	6,323,761	3,434,747	7,514,993
Number of shares issued through reinvestment of dividends and distributions	—	946,261	—	787,902
Number of shares redeemed	(1,570,453)	(4,768,534)	(1,168,784)	(3,347,269)

Net increase in shares outstanding	763,540	2,501,488	2,265,963	4,955,626

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2025		Milestone 2030
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Increase (decrease) in net assets resulting from operations:
Net investment income	$577,000	$4,953,297	$241,120	$3,736,230
Net realized loss	(865,546)	(414,142)	(711,743)	(393,776)
Net change in unrealized appreciation (depreciation)	17,514,012	(7,766,396)	15,106,696	(7,385,447)

Net increase (decrease) in net assets resulting from operations	17,225,466	(3,227,241)	14,636,073	(4,042,993)

Distributions to shareholders from:
Net investment income	—	(4,955,325)	—	(3,737,605)
Net realized gain	—	(1,321,791)	—	(632,273)

Total distributions	—	(6,277,116)	—	(4,369,878)

Capital share transactions:
Proceeds from sale of shares	33,559,360	62,102,070	25,973,993	50,648,092
Reinvestment of distributions	—	6,277,116	—	4,369,878
Value of shares redeemed	(7,609,643)	(24,755,453)	(5,826,565)	(21,307,635)

Net increase from capital share transactions	25,949,717	43,623,733	20,147,428	33,710,335

Total increase in net assets	43,175,183	34,119,376	34,783,501	25,297,464

NET ASSETS at beginning of period	301,274,629	267,155,253	236,452,480	211,155,016

NET ASSETS at end of period	$344,449,812	$301,274,629	$271,235,981	$236,452,480

Accumulated net investment income included in net assets at end of period	$585,340	$8,340	$250,052	$8,932

SHARE TRANSACTIONS:
Number of shares sold	3,192,456	5,946,639	2,449,909	4,830,598
Number of shares issued through reinvestment of dividends and distributions	—	629,600	—	436,988
Number of shares redeemed	(729,315)	(2,382,418)	(552,613)	(2,028,739)

Net increase in shares outstanding	2,463,141	4,193,821	1,897,296	3,238,847

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2035		Milestone 2040
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$29,382	$2,313,903	$(595)	$2,345,169
Net realized gain (loss)	(492,627)	(614,579)	168,977	1,064,163
Net change in unrealized appreciation (depreciation)	10,553,272	(5,353,565)	10,178,631	(7,456,184)

Net increase (decrease) in net assets resulting from operations	10,090,027	(3,654,241)	10,347,013	(4,046,852)

Distributions to shareholders from:
Net investment income	—	(2,314,189)	—	(2,345,175)
Net realized gain	—	(522,524)	—	(145,839)

Total distributions	—	(2,836,713)	—	(2,491,014)

Capital share transactions:
Proceeds from sale of shares	19,628,438	37,042,100	19,084,129	36,820,049
Reinvestment of distributions	—	2,836,713	—	2,491,014
Value of shares redeemed	(3,844,125)	(16,036,919)	(3,206,686)	(19,047,271)

Net increase from capital share transactions	15,784,313	23,841,894	15,877,443	20,263,792

Total increase in net assets	25,874,340	17,350,940	26,224,456	13,725,926

NET ASSETS at beginning of period	150,471,618	133,120,678	146,032,372	132,306,446

NET ASSETS at end of period	$176,345,958	$150,471,618	$172,256,828	$146,032,372

Accumulated net investment income included in net assets at end of period	$34,436	$5,054	$2,395	$2,990

SHARE TRANSACTIONS:
Number of shares sold	1,863,706	3,571,504	1,804,610	3,544,151
Number of shares issued through reinvestment of dividends and distributions	—	287,699	—	252,638
Number of shares redeemed	(367,746)	(1,543,867)	(304,856)	(1,830,534)

Net increase in shares outstanding	1,495,960	2,315,336	1,499,754	1,966,255

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Fund
	Milestone 2045
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(23,263)	$488,992
Net realized gain	104,448	862,205
Net change in unrealized appreciation (depreciation)	2,240,505	(2,482,770)

Net increase (decrease) in net assets resulting from operations	2,321,690	(1,131,573)

Distributions to shareholders from:
Net investment income	—	(490,728)
Net realized gain	—	(424,960)

Total distributions	—	(915,688)

Capital share transactions:
Proceeds from sale of shares	10,557,945	17,424,814
Reinvestment of distributions	—	915,688
Value of shares redeemed	(1,330,300)	(5,222,933)

Net increase from capital share transactions	9,227,645	13,117,569

Total increase in net assets	11,549,335	11,070,308

NET ASSETS at beginning of period	33,433,653	22,363,345

NET ASSETS at end of period	$44,982,988	$33,433,653

Accumulated net investment loss included in net assets at end of period	$(23,263)	$—

SHARE TRANSACTIONS:
Number of shares sold	914,897	1,534,720
Number of shares issued through reinvestment of dividends and distributions	—	85,498
Number of shares redeemed	(117,140)	(471,317)

Net increase in shares outstanding	797,757	1,148,901

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Low Duration Bond(1)
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$9.96		$10 .04	$9 .95	$9 .28	$9 .83	$9 .76
Income from investment operations:
Net investment income	0.08		0.19	0.25	0.32	0.37	0.41
Net realized and unrealized gain (loss)	0.13		(0.08)	0.10	0.65	(0.51)	0.09

Total from investment operations	0.21		0.11	0.35	0.97	(0.14)	0.50

Less distributions:
From net investment income	(0.09)		(0.19)	(0.26)	(0.30)	(0.41)	(0.43)

Total distributions	(0.09)		(0.19)	(0.26)	(0.30)	(0.41)	(0.43)

Net Asset Value, end of period	$10.08		$9.96	$10.04	$9.95	$9.28	$9.83

Total return	2.07	%††	1.14%	3.58%	10.63%	(1.52)%	5.24%
Ratios to Average Net Assets:
Expenses	0.63	%†	0.62%	0.64%	0.66%	0.66%	0.65%
Net investment income	1.68	%†	1.93%	2.51%	3.27%	3.82%	4.15%
Supplemental Data:
Net assets, end of period (000)	$562,076		$524,463	$537,709	$517,659	$394,704	$507,120
Portfolio turnover	28	%††	66%	70%	63%	91%	149%

	Inflation Protected Securities(2)
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$11.68		$10.99	$10.72	$9.88	$10.46	$10.03
Income from investment operations:
Net investment income	0.14		0.34	0.19	0.11	0.57	0.50
Net realized and unrealized gain (loss)	0.34		0.91	0.44	0.85	(0.59)	0.43

Total from investment operations	0.48		1.25	0.63	0.96	(0.02)	0.93

Less distributions:
From net investment income	(0.14)		(0.36)	(0.19)	(0.12)	(0.46)	(0.50)
From net realized gain	—		(0.20)	(0.17)	—	—	—
Return of capital	—		—	—	—	(0.10)	—

Total distributions	(0.14)		(0.56)	(0.36)	(0.12)	(0.56)	(0.50)

Net Asset Value, end of period	$12.02		$11.68	$10.99	$10.72	$9.88	$10.46

Total return	4.07	%††	11.53%	5.95%	9.75%	(0.40)%	9.64%
Ratios to Average Net Assets:
Expenses	0.63	%†	0.64%	0.65%	0.67%	0.67%	0.68%
Net investment income	2.32	%†	2.94%	1.73%	1.13%	4.64%	4.86%
Supplemental Data:
Net assets, end of period (000)	$645,845		$584,191	$492,002	$338,790	$300,148	$274,209
Portfolio turnover	46	%††	109%	97%	105%	149%	174%

(1)	Formerly Short-Term Bond Fund.
(2)	Formerly US Government Securities Fund.
†	Annualized
††	Not annualized

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Equity Income
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$8.27		$8.64	$7.70	$5.79	$9.78	$9.90
Income from investment operations:
Net investment income	0.07		0.12	0.08	0.09	0.13	0.13
Net realized and unrealized gain (loss)	0.52		(0.13)	0.94	1.95	(3.96)	0.25

Total from investment operations	0.59		0.01	1.02	2.04	(3.83)	0.38

Less distributions:
From net investment income	—		(0.22)	(0.08)	(0.13)	—	(0.14)
From net realized gain	—		(0.14)	—	—	(0.16)	(0.36)

Total distributions	—		(0.36)	(0.08)	(0.13)	(0.16)	(0.50)

Net Asset Value, end of period	$8.86		$8.27	$8.64	$7.70	$5.79	$9.78

Total return	7.13	%††	0.04%	13.28%	35.28%	(39.19)%	3.76%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.83	%†	0.84%	0.85%	0.88%	0.88%	0.88%
Expenses net of reimbursements/waivers, if any	0.83	%†	0.83%	0.85%	0.88%	0.88%	0.88%
Net investment income before reimbursements/waivers	1.59	%†	1.32%	1.19%	1.49%	1.74%	1.22%
Net investment income net of reimbursements/waivers, if any	1.60	%†	1.32%	1.19%	1.49%	1.74%	1.23%
Supplemental Data:
Net assets, end of period (000)	$1,935,229		$1,817,557	$1,867,505	$1,516,199	$1,102,032	$1,734,750
Portfolio turnover	5	%††	18%	18%	22%	29%	18%

	Growth & Income
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$9.49		$9.67	$8.49	$6.43	$10.56	$11.49
Income from investment operations:
Net investment income	0.07		0.11	0.08	0.10	0.10	0.12
Net realized and unrealized gain (loss)	0.77		(0.18)	1.18	2.06	(4.13)	0.58

Total from investment operations	0.84		(0.07)	1.26	2.16	(4.03)	0.70

Less distributions:
From net investment income	—		(0.11)	(0.08)	(0.10)	(0.07)	(0.15)
From net realized gain	—		—	—	—	(0.03)	(1.48)

Total distributions	—		(0.11)	(0.08)	(0.10)	(0.10)	(1.63)

Net Asset Value, end of period	$10.33		$9.49	$9.67	$8.49	$6.43	$10.56

Total return	8.85	%††	(0.69)%	14.81%	33.61%	(38.16)%	5.98%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.78	%†	0.78%	0.79%	0.82%	0.81%	0.81%
Expenses net of reimbursements/waivers, if any	0.78	%†	0.78%	0.79%	0.81%	0.80%	0.80%
Net investment income before reimbursements/waivers	1.36	%†	1.12%	0.91%	1.39%	1.20%	0.90%
Net investment income net of reimbursements/waivers, if any	1.36	%†	1.12%	0.91%	1.39%	1.21%	0.90%
Supplemental Data:
Net assets, end of period (000)	$1,239,630		$1,162,482	$1,228,122	$1,023,636	$747,032	$1,101,700
Portfolio turnover	13	%††	40%	46%	111%	58%	41%

†	Annualized
††	Not annualized

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Growth
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$8.36		$8.78	$7.70	$5.91	$10.45	$9.56
Income from investment operations:
Net investment income	0.01		0.04	0.05	0.04	0.06	0.05
Net realized and unrealized gain (loss)	0.71		(0.42)	1.09	1.79	(4.54)	0.89

Total from investment operations	0.72		(0.38)	1.14	1.83	(4.48)	0.94

Less distributions:
From net investment income	—		(0.04)	(0.06)	(0.04)	(0.06)	(0.05)

Total distributions	—		(0.04)	(0.06)	(0.04)	(0.06)	(0.05)

Net Asset Value, end of period	$9.08		$8.36	$8.78	$7.70	$5.91	$10.45

Total return	8.61	%††	(4.27)%	14.76%	31.02%	(42.89)%	9.81%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.79	%†	0.83%	0.86%	0.86%	0.88%	0.87%
Expenses net of reimbursements/waivers, if any	0.79	%†	0.81%	0.84%	0.84%	0.87%	0.87%
Net investment income before reimbursements/waivers	0.20	%†	0.47%	0.64%	0.64%	0.63%	0.41%
Net investment income net of reimbursements/waivers, if any	0.21	%†	0.49%	0.66%	0.66%	0.64%	0.41%
Supplemental Data:
Net assets, end of period (000)	$1,843,513		$1,751,075	$1,971,807	$1,814,533	$1,427,675	$2,567,845
Portfolio turnover	64	%††	70%	117%	89%	175%	50%

	Select Value
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,				For the Period from October 30, 2007* to December 31, 2007
			2011	2010	2009	2008
Net Asset Value, beginning of period	$9.73		$9.84	$8.25	$6.07	$9.38	$10.00
Income from investment operations:
Net investment income	0.08		0.10	0.09	0.10	0.12	0.04
Net realized and unrealized gain (loss)	0.62		(0.12)	1.59	2.14	(3.31)	(0.62)

Total from investment operations	0.70		(0.02)	1.68	2.24	(3.19)	(0.58)

Less distributions:
From net investment income	—		(0.09)	(0.09)	(0.06)	(0.12)	(0.04)

Total distributions	—		(0.09)	(0.09)	(0.06)	(0.12)	(0.04)

Net Asset Value, end of period	$10.43		$9.73	$9.84	$8.25	$6.07	$9.38

Total return	7.19	%††	(0.16)%	20.34%	36.99%	(33.96)%	(5.85	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	1.00	%†	0.99%	1.00%	1.04%	1.01%	1.04	%†
Expenses net of reimbursements/waivers, if any	1.00	%†	0.99%	1.00%	1.04%	0.98%	1.00	%†
Net investment income before reimbursements/waivers	1.45	%†	0.96%	1.01%	1.42%	1.65%	2.02	%†
Net investment income net of reimbursements/waivers, if any	1.45	%†	0.96%	1.01%	1.42%	1.68%	2.06	%†
Supplemental Data:
Net assets, end of period (000)	$341,958		$320,019	$338,336	$295,800	$220,955	$294,157
Portfolio turnover	27	%††	60%	68%	85%	211%	11	%††

*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Aggressive Opportunities
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$9.26		$11.34	$9.52	$6.32	$11.26	$12.85
Income from investment operations:
Net investment income	0.02		0.03	0.01	(0.00)#	0.03	0.01
Net realized and unrealized gain (loss)	0.79		(1.23)	1.81	3.22	(4.68)	0.72

Total from investment operations	0.81		(1.20)	1.82	3.22	(4.65)	0.73

Less distributions:
From net investment income	—		(0.04)	—	(0.02)	(0.01)	—
From net realized gain	—		(0.84)	—	—	(0.28)	(2.32)

Total distributions	—		(0.88)	—	(0.02)	(0.29)	(2.32)

Net Asset Value, end of period	$10.07		$9.26	$11.34	$9.52	$6.32	$11.26

Total return	8.75	%††	(10.42)%	19.12%	50.95%	(41.29)%	5.53%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.92	%†	0.91%	0.93%	0.99%	1.01%	1.02%
Expenses net of reimbursements/waivers, if any	0.92	%†	0.91%	0.93%	0.98%	0.96%	1.02%
Net investment income (loss) before reimbursements/waivers	0.30	%†	0.21%	0.05%	(0.02)%	0.25%	0.07%
Net investment income (loss) net of reimbursements/waivers, if any	0.30	%†	0.21%	0.05%	(0.02)%	0.30%	0.08%
Supplemental Data:
Net assets, end of period (000)	$986,283		$957,271	$1,147,570	$1,010,098	$668,403	$1,154,745
Portfolio turnover	20	%††	53%	96%	53%	57%	45%

	Discovery
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,				For the Period from October 30, 2007* to December 31, 2007
			2011	2010	2009	2008
Net Asset Value, beginning of period	$8.74		$9.42	$7.54	$5.46	$9.25	$10.00
Income from investment operations:
Net investment income	0.05		0.10	0.08	0.08	0.20	0.03
Net realized and unrealized gain (loss)	0.75		(0.68)	1.89	2.07	(3.77)	(0.68)

Total from investment operations	0.80		(0.58)	1.97	2.15	(3.57)	(0.65)

Less distributions:
From net investment income	—		(0.10)	(0.09)	(0.07)	(0.17)	(0.03)
From net realized gain	—		—	—	—	—	(0.07)
Return of capital	—		—	—	—	(0.05)	—

Total distributions	—		(0.10)	(0.09)	(0.07)	(0.22)	(0.10)

Net Asset Value, end of period	$9.54		$8.74	$9.42	$7.54	$5.46	$9.25

Total return	9.15	%††	(6.15)%	26.08%	39.32%	(38.51)%	(6.46	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.96	%†	0.95%	0.98%	0.99%	0.99%	1.07	%†
Expenses net of reimbursements/waivers, if any	0.96	%†	0.96%	0.98%	0.99%	0.99%	1.07	%†
Net investment income	0.99	%†	1.05%	0.97%	1.35%	2.12%	2.08	%†
Supplemental Data:
Net assets, end of period (000)	$205,872		$193,872	$212,770	$178,174	$126,382	$173,510
Portfolio turnover	41	%††	86%	73%	85%	111%	36	%††

*	Commencement of operations
†	Annualized
††	Not annualized
#	Rounds to less than $0.01

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	International
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$8.32		$9.34	$8.85	$6.94	$12.19	$12.57
Income from investment operations:
Net investment income	0.14		0.20	0.15	0.12	0.17	0.18
Net realized and unrealized gain (loss)	0.28		(1.01)	0.52	1.96	(5.29)	1.37

Total from investment operations	0.42		(0.81)	0.67	2.08	(5.12)	1.55

Less distributions:
From net investment income	—		(0.21)	(0.18)	(0.17)	(0.02)	(0.21)
From net realized gain	—		—	—	—	(0.11)	(1.72)

Total distributions	—		(0.21)	(0.18)	(0.17)	(0.13)	(1.93)

Net Asset Value, end of period	$8.74		$8.32	$9.34	$8.85	$6.94	$12.19

Total return	5.05	%††	(8.57)%	7.61%	29.97%	(42.03)%	12.46%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.99	%†	0.97%	0.98%	1.05%	1.07%	1.10%
Expenses net of reimbursements/waivers, if any	0.99	%†	0.95%	0.98%	1.05%	1.07%	1.10%
Net investment income before reimbursements/waivers	3.35	%†	2.25%	1.95%	1.70%	1.95%	1.15%
Net investment income net of reimbursements/waivers, if any	3.35	%†	2.26%	1.95%	1.70%	1.95%	1.15%
Supplemental Data:
Net assets, end of period (000)	$1,234,060		$1,139,964	$1,218,763	$1,015,627	$766,210	$1,145,029
Portfolio turnover	23	%††	50%	53%	164%	59%	60%

	Diversifying Strategies (1)
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,				For the Period from October 30, 2007* to December 31, 2007
			2011	2010	2009	2008
Net Asset Value, beginning of period	$10.01		$10.16	$9.85	$9.28	$9.95	$10.00
Income from investment operations:
Net investment income	0.06		0.10	0.06	0.09	0.28	0.06
Net realized and unrealized gain (loss)	0.04		(0.09)	0.44	0.53	(0.95)	(0.07)

Total from investment operations	0.10		0.01	0.50	0.62	(0.67)	(0.01)

Less distributions:
From net investment income	—		(0.02)	(0.19)	(0.05)	—	(0.04)
From net realized gain	—		(0.14)	—	—	(0.00)#	—

Total distributions	—		(0.16)	(0.19)	(0.05)	(0.00)#	(0.04)

Net Asset Value, end of period	$10.11		$10.01	$10.16	$9.85	$9.28	$9.95

Total return	1.00	%††	0.10%	5.04%	6.64%	(6.73)%	(0.07	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.90	%†	0.91%	0.91%	0.96%	1.00%	1.02	%†
Expenses net of reimbursements/waivers, if any	0.80	%†	0.85%	0.91%	0.95%	0.99%	1.01	%†
Net investment income before reimbursements/waivers	1.04	%†	0.93%	1.06%	1.05%	2.30%	3.52	%†
Net investment income net of reimbursements/waivers, if any	1.14	%†	1.00%	1.06%	1.06%	2.31%	3.53	%†
Supplemental Data:
Net assets, end of period (000)	$917,307		$849,777	$870,591	$453,196	$338,090	$465,175
Portfolio turnover	39	%††	73%	63%	129%	89%	16	%††

(1)	Formerly Diversified Assets Fund.
*	Commencement of operations
†	Annualized
††	Not annualized
#	Rounds to less than $0.01

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Core Bond Index Class I
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$10.47		$10.10	$9.89	$9.81	$9.87	$9.75
Income from investment operations:
Net investment income	0.13		0.31	0.34	0.40	0.46	0.47
Net realized and unrealized gain (loss)	0.09		0.42	0.26	0.13	(0.02)	0.15

Total from investment operations	0.22		0.73	0.60	0.53	0.44	0.62

Less distributions:
From net investment income	(0.16)		(0.36)	(0.39)	(0.45)	(0.50)	(0.50)

Total distributions	(0.16)		(0.36)	(0.39)	(0.45)	(0.50)	(0.50)

Net Asset Value, end of period	$10.53		$10.47	$10.10	$9.89	$9.81	$9.87

Total return	2.15	%††	5.57%	6.13%	5.57%	4.63%	6.52%
Ratios to Average Net Assets:
Expenses	0.41	%†	0.41%	0.42%	0.42%	0.44%	0.44%
Net investment income	2.54	%†	3.00%	3.31%	3.99%	4.70%	4.71%
Supplemental Data:
Net assets, end of period (000)	$883,438		$813,431	$824,963	$857,504	$656,279	$888,541
Portfolio turnover	34	%††	57%	85%	60%	49%	76%

	Core Bond Index Class II
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$10.53		$10.16	$9.94	$9.86	$9.92	$9.80
Income from investment operations:
Net investment income	0.14		0.33	0.36	0.42	0.48	0.49
Net realized and unrealized gain (loss)	0.09		0.43	0.27	0.13	(0.02)	0.15

Total from investment operations	0.23		0.76	0.63	0.55	0.46	0.64

Less distributions:
From net investment income	(0.17)		(0.39)	(0.41)	(0.47)	(0.52)	(0.52)

Total distributions	(0.17)		(0.39)	(0.41)	(0.47)	(0.52)	(0.52)

Net Asset Value, end of period	$10.59		$10.53	$10.16	$9.94	$9.86	$9.92

Total return	2.23	%††	7.57%	6.41%	5.74%	4.82%	6.71%
Ratios to Average Net Assets:
Expenses	0.21	%†	0.21%	0.22%	0.22%	0.24%	0.24%
Net investment income	2.75	%†	3.15%	3.51%	4.21%	4.90%	4.91%
Supplemental Data:
Net assets, end of period (000)	$339,616		$320,809	$282,359	$238,193	$220,355	$201,573
Portfolio turnover	34	%††	57%	85%	60%	49%	76%

†	Annualized
††	Not annualized

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	500 Stock Index Class I
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$9.96		$9.95	$8.81	$7.12	$11.63	$11.23
Income from investment operations:
Net investment income	0.09		0.17	0.15	0.16	0.18	0.22
Net realized and unrealized gain (loss)	0.84		0.00 #	1.13	1.70	(4.52)	0.35

Total from investment operations	0.93		0.17	1.28	1.86	(4.34)	0.57

Less distributions:
From net investment income	—		(0.16)	(0.14)	(0.17)	(0.17)	(0.17)

Total distributions	—		(0.16)	(0.14)	(0.17)	(0.17)	(0.17)

Net Asset Value, end of period	$10.89		$9.96	$9.95	$8.81	$7.12	$11.63

Total return	9.34	%††	1.72%	14.56%	26.13%	(37.31)%	5.06%
Ratios to Average Net Assets:
Expenses	0.42	%†	0.42%	0.43%	0.44%	0.46%	0.45%
Net investment income	1.70	%†	1.65%	1.63%	2.19%	1.92%	1.55%
Supplemental Data:
Net assets, end of period (000)	$104,638		$94,197	$102,642	$85,772	$59,748	$95,694
Portfolio turnover	1	%††	3%	3%	15%	7%	5%

	500 Stock Index Class II
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$9.39		$9.39	$8.32	$6.73	$11.01	$10.65
Income from investment operations:
Net investment income	0.09		0.18	0.16	0.19	0.19	0.20
Net realized and unrealized gain (loss)	0.79		0.00 #	1.07	1.58	(4.28)	0.36

Total from investment operations	0.88		0.18	1.23	1.77	(4.09)	0.56

Less distributions:
From net investment income	—		(0.18)	(0.16)	(0.18)	(0.19)	(0.20)

Total distributions	—		(0.18)	(0.16)	(0.18)	(0.19)	(0.20)

Net Asset Value, end of period	$10.27		$9.39	$9.39	$8.32	$6.73	$11.01

Total return	9.37	%††	1.97%	14.78%	26.35%	(37.15)%	5.22%
Ratios to Average Net Assets:
Expenses	0.22	%†	0.22%	0.23%	0.24%	0.26%	0.25%
Net investment income	1.90	%†	1.86%	1.84%	2.40%	2.13%	1.75%
Supplemental Data:
Net assets, end of period (000)	$337,061		$287,072	$281,443	$237,743	$200,989	$316,248
Portfolio turnover	1	%††	3%	3%	15%	7%	5%

#	Rounds to less than $0.01
†	Annualized
††	Not annualized

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Broad Market Index Class I
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$10.85		$10.92	$9.47	$7.53	$12.25	$11.81
Income from investment operations:
Net investment income	0.10		0.20	0.16	0.17	0.21	0.26
Net realized and unrealized gain (loss)	0.87		(0.11)	1.43	1.92	(4.75)	0.35

Total from investment operations	0.97		0.09	1.59	2.09	(4.54)	0.61

Less distributions:
From net investment income	—		(0.16)	(0.14)	(0.15)	(0.18)	(0.17)

Total distributions	—		(0.16)	(0.14)	(0.15)	(0.18)	(0.17)

Net Asset Value, end of period	$11.82		$10.85	$10.92	$9.47	$7.53	$12.25

Total return	8.94	%††	0.85%	16.84%	27.78%	(37.06)%	5.15%
Ratios to Average Net Assets:
Expenses	0.42	%†	0.41%	0.42%	0.43%	0.44%	0.44%
Net investment income	1.67	%†	1.56%	1.55%	2.05%	1.81%	1.48%
Supplemental Data:
Net assets, end of period (000)	$125,809		$114,674	$131,673	$119,777	$94,710	$170,584
Portfolio turnover	1	%††	1%	6%	7%	4%	2%

	Broad Market Index Class II
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)
			For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$10.19		$10.27	$8.91	$7.09	$11.57	$11.17
Income from investment operations:
Net investment income	0.11		0.19	0.16	0.18	0.20	0.20
Net realized and unrealized gain (loss)	0.81		(0.09)	1.36	1.81	(4.48)	0.40

Total from investment operations	0.92		0.10	1.52	1.99	(4.28)	0.60

Less distributions:
From net investment income	—		(0.18)	(0.16)	(0.17)	(0.20)	(0.20)

Total distributions	—		(0.18)	(0.16)	(0.17)	(0.20)	(0.20)

Net Asset Value, end of period	$11.11		$10.19	$10.27	$8.91	$7.09	$11.57

Total return	9.03	%††	1.07%	17.12%	28.04%	(36.97)%	5.35%
Ratios to Average Net Assets:
Expenses	0.22	%†	0.21%	0.22%	0.23%	0.24%	0.24%
Net investment income	1.86	%†	1.77%	1.75%	2.26%	2.03%	1.68%
Supplemental Data:
Net assets, end of period (000)	$402,447		$389,031	$406,029	$358,250	$295,297	$484,534
Portfolio turnover	1	%††	1%	6%	7%	4%	2%

†	Annualized
††	Not annualized

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Mid/Small Company Index Class I
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$14.02		$15.39	$12.35	$9.17	$16.23	$16.52
Income from investment operations:
Net investment income	0.11		0.16	0.13	0.13	0.18	0.16
Net realized and unrealized gain (loss)	1.10		(0.78)	3.31	3.19	(6.46)	0.68

Total from investment operations	1.21		(0.62)	3.44	3.32	(6.28)	0.84

Less distributions:
From net investment income	—		(0.15)	(0.12)	(0.14)	(0.18)	(0.20)
From net realized gain	—		(0.60)	(0.28)	—	(0.59)	(0.93)
Return of capital	—		—	—	—	(0.01)	—

Total distributions	—		(0.75)	(0.40)	(0.14)	(0.78)	(1.13)

Net Asset Value, end of period	$15.23		$14.02	$15.39	$12.35	$9.17	$16.23

Total return	8.63	%††	(3.91)%	27.93%	36.19%	(38.57)%	4.98%
Ratios to Average Net Assets:
Expenses	0.43	%†	0.43%	0.45%	0.48%	0.50%	0.50%
Net investment income	1.47	%†	1.11%	1.16%	1.46%	1.47%	1.16%
Supplemental Data:
Net assets, end of period (000)	$276,983		$247,732	$243,794	$134,165	$82,628	$105,496
Portfolio turnover	9	%††	15%	14%	25%	15%	18%

	Mid/Small Company Index Class II
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$13.26		$14.60	$11.73	$8.71	$15.48	$15.80
Income from investment operations:
Net investment income	0.11		0.19	0.15	0.17	0.23	0.22
Net realized and unrealized gain (loss)	1.05		(0.76)	3.14	3.00	(6.20)	0.61

Total from investment operations	1.16		(0.57)	3.29	3.17	(5.97)	0.83

Less distributions:
From net investment income	—		(0.17)	(0.14)	(0.15)	(0.20)	(0.22)
From net realized gain	—		(0.60)	(0.28)	—	(0.59)	(0.93)
Return of capital	—		—	—	—	(0.01)	—

Total distributions	—		(0.77)	(0.42)	(0.15)	(0.80)	(1.15)

Net Asset Value, end of period	$14.42		$13.26	$14.60	$11.73	$8.71	$15.48

Total return	8.75	%††	(3.70)%	28.15%	36.47%	(38.44)%	5.20%
Ratios to Average Net Assets:
Expenses	0.23	%†	0.23%	0.25%	0.28%	0.30%	0.30%
Net investment income	1.67	%†	1.30%	1.35%	1.66%	1.63%	1.36%
Supplemental Data:
Net assets, end of period (000)	$184,769		$160,710	$161,178	$97,453	$71,965	$121,950
Portfolio turnover	9	%††	15%	14%	25%	15%	18%

†	Annualized
††	Not annualized

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Overseas Equity Index Class I
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$9.19		$10.82	$10.30	$8.20	$14.80	$13.79
Income from investment operations:
Net investment income	0.19		0.33	0.23	0.22	0.39	0.35
Net realized and unrealized gain (loss)	0.14		(1.68)	0.52	2.12	(6.61)	1.05

Total from investment operations	0.33		(1.35)	0.75	2.34	(6.22)	1.40

Less distributions:
From net investment income	—		(0.28)	(0.23)	(0.24)	(0.32)	(0.38)
From net realized gain	—		—	—	—	(0.06)	(0.01)

Total distributions	—		(0.28)	(0.23)	(0.24)	(0.38)	(0.39)

Net Asset Value, end of period	$9.52		$9.19	$10.82	$10.30	$8.20	$14.80

Total return	3.59	%††	(12.42)%	7.37%	28.63%	(42.05)%	10.17%
Ratios to Average Net Assets:
Expenses	0.55	%†	0.54%	0.56%	0.59%	0.63%	0.63%
Net investment income	4.17	%†	2.93%	2.27%	2.61%	3.07%	2.36%
Supplemental Data:
Net assets, end of period (000)	$50,915		$44,911	$57,649	$52,937	$36,021	$70,723
Portfolio turnover	1	%††	2%	2%	5%	6%	5%

	Overseas Equity Index Class II
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$8.60		$10.16	$9.69	$7.72	$13.98	$13.06
Income from investment operations:
Net investment income	0.19		0.31	0.23	0.23	0.39	0.35
Net realized and unrealized gain (loss)	0.14		(1.57)	0.50	2.00	(6.25)	0.99

Total from investment operations	0.33		(1.26)	0.73	2.23	(5.86)	1.34

Less distributions:
From net investment income	—		(0.30)	(0.26)	(0.26)	(0.34)	(0.41)
From net realized gain	—		—	—	—	(0.06)	(0.01)

Total distributions	—		(0.30)	(0.26)	(0.26)	(0.40)	(0.42)

Net Asset Value, end of period	$8.93		$8.60	$10.16	$9.69	$7.72	$13.98

Total return	3.84	%††	(12.28)%	7.54%	28.94%	(41.90)%	10.30%
Ratios to Average Net Assets:
Expenses	0.35	%†	0.34%	0.36%	0.39%	0.43%	0.43%
Net investment income	4.40	%†	3.11%	2.45%	2.83%	3.27%	2.56%
Supplemental Data:
Net assets, end of period (000)	$156,410		$132,873	$149,208	$128,002	$92,719	$178,661
Portfolio turnover	1	%††	2%	2%	5%	6%	5%

†	Annualized
††	Not annualized

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Savings Oriented
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$24.40		$24.32	$23.22	$20.58	$24.70	$24.70
Income from investment operations:
Net investment income	0.13		0.51	0.46	0.49	0.73	0.88
Net realized and unrealized gain (loss)	0.72		0.07	1.11	2.64	(3.63)	0.63

Total from investment operations	0.85		0.58	1.57	3.13	(2.90)	1.51

Less distributions:
From net investment income	—		(0.50)	(0.47)	(0.48)	(0.70)	(0.96)
From net realized gain	—		—	—	(0.01)	(0.52)	(0.55)

Total distributions	—		(0.50)	(0.47)	(0.49)	(1.22)	(1.51)

Net Asset Value, end of period	$25.25		$24.40	$24.32	$23.22	$20.58	$24.70

Total return	3.48	%††	2.38%	6.78%	15.18%	(11.67)%	6.15%
Ratios to Average Net Assets:
Expenses	0.14	%†	0.14%	0.14%	0.16%	0.16%	0.15%
Net investment income	1.02	%†	1.76%	1.97%	2.36%	2.88%	3.66%
Supplemental Data:
Net assets, end of period (000)	$302,858		$288,467	$338,533	$307,297	$255,970	$311,455
Portfolio turnover	4	%††	15%	25%	7%	18%	27%

	Model Portfolio Conservative Growth
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$23.46		$23.62	$22.13	$19.04	$24.62	$24.48
Income from investment operations:
Net investment income	0.10		0.43	0.40	0.44	0.58	0.68
Net realized and unrealized gain (loss)	0.90		(0.16)	1.50	3.08	(4.92)	0.92

Total from investment operations	1.00		0.27	1.90	3.52	(4.34)	1.60

Less distributions:
From net investment income	—		(0.43)	(0.41)	(0.43)	(0.53)	(0.75)
From net realized gain	—		—	—	—	(0.71)	(0.71)

Total distributions	—		(0.43)	(0.41)	(0.43)	(1.24)	(1.46)

Net Asset Value, end of period	$24.46		$23.46	$23.62	$22.13	$19.04	$24.62

Total return	4.26	%††	1.15%	8.60%	18.50%	(17.56)%	6.57%
Ratios to Average Net Assets:
Expenses	0.13	%†	0.12%	0.13%	0.15%	0.15%	0.14%
Net investment income	0.81	%†	1.67%	1.80%	2.20%	2.40%	2.99%
Supplemental Data:
Net assets, end of period (000)	$588,386		$556,164	$586,912	$528,183	$449,433	$597,775
Portfolio turnover	4	%††	14%	23%	13%	19%	27%

†	Annualized
††	Not annualized

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Traditional Growth
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$21.52		$22.17	$20.28	$16.65	$24.04	$24.26
Income from investment operations:
Net investment income	0.06		0.38	0.33	0.33	0.38	0.46
Net realized and unrealized gain (loss)	1.09		(0.50)	1.89	3.62	(6.53)	1.25

Total from investment operations	1.15		(0.12)	2.22	3.95	(6.15)	1.71

Less distributions:
From net investment income	—		(0.48)	(0.33)	(0.30)	(0.30)	(0.56)
From net realized gain	—		(0.05)	—	(0.02)	(0.94)	(1.37)

Total distributions	—		(0.53)	(0.33)	(0.32)	(1.24)	(1.93)

Net Asset Value, end of period	$22.67		$21.52	$22.17	$20.28	$16.65	$24.04

Total return	5.34	%††	(0.56)%	10.95%	23.72%	(25.39)%	7.03%
Ratios to Average Net Assets:
Expenses	0.12	%†	0.11%	0.12%	0.13%	0.13%	0.13%
Net investment income	0.53	%†	1.52%	1.57%	1.86%	1.74%	2.23%
Supplemental Data:
Net assets, end of period (000)	$1,444,276		$1,366,108	$1,495,757	$1,353,050	$1,072,076	$1,487,224
Portfolio turnover	4	%††	13%	15%	8%	20%	28%

	Model Portfolio Long-Term Growth
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$20.32		$21.41	$19.30	$15.35	$24.26	$24.56
Income from investment operations:
Net investment income	0.03		0.35	0.27	0.26	0.24	0.26
Net realized and unrealized gain (loss)	1.21		(0.77)	2.15	3.99	(7.81)	1.64

Total from investment operations	1.24		(0.42)	2.42	4.25	(7.57)	1.90

Less distributions:
From net investment income	—		(0.40)	(0.31)	(0.21)	(0.21)	(0.43)
From net realized gain	—		(0.27)	—	(0.09)	(1.13)	(1.77)

Total distributions	—		(0.67)	(0.31)	(0.30)	(1.34)	(2.20)

Net Asset Value, end of period	$21.56		$20.32	$21.41	$19.30	$15.35	$24.26

Total return	6.10	%††	(1.98)%	12.54%	27.67%	(30.99)%	7.74%
Ratios to Average Net Assets:
Expenses	0.11	%†	0.11%	0.12%	0.13%	0.13%	0.12%
Net investment income	0.30	%†	1.42%	1.40%	1.63%	1.16%	1.57%
Supplemental Data:
Net assets, end of period (000)	$1,817,004		$1,712,228	$1,848,430	$1,621,102	$1,203,596	$1,677,987
Portfolio turnover	3	%††	11%	10%	5%	14%	27%

†	Annualized
††	Not annualized

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio All-Equity Growth
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$18.69		$19.81	$17.38	$13.07	$24.63	$25.88
Income from investment operations:
Net investment income (loss)	(0.01)		0.28	0.16	0.18	0.11	0.04
Net realized and unrealized gain (loss)	1.43		(1.12)	2.43	4.41	(10.01)	1.98

Total from investment operations	1.42		(0.84)	2.59	4.59	(9.90)	2.02

Less distributions:
From net investment income	—		(0.28)	(0.16)	(0.15)	(0.12)	(0.21)
From net realized gain	—		—	—	(0.13)	(1.54)	(3.06)

Total distributions	—		(0.28)	(0.16)	(0.28)	(1.66)	(3.27)

Net Asset Value, end of period	$20.11		$18.69	$19.81	$17.38	$13.07	$24.63

Total return	7.60	%††	(4.23)%	14.93%	35.07%	(39.86)%	7.75%
Ratios to Average Net Assets:
Expenses	0.13	%†	0.12%	0.13%	0.14%	0.15%	0.14%
Net investment income (loss)	(0.13	)%†	1.24%	0.95%	1.30%	0.57%	0.82%
Supplemental Data:
Net assets, end of period (000)	$708,855		$649,826	$715,090	$591,533	$385,657	$597,973
Portfolio turnover	2	%††	9%	6%	3%	7%	23%

	Milestone Retirement Income
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$10.18		$10.33	$9.81	$8.56	$10.61	$10.51
Income from investment operations:
Net investment income	0.05		0.19	0.12	0.16	0.29	0.27
Net realized and unrealized gain (loss)	0.30		0.05	0.56	1.26	(1.76)	0.36

Total from investment operations	0.35		0.24	0.68	1.42	(1.47)	0.63

Less distributions:
From net investment income	—		(0.19)	(0.15)	(0.15)	(0.29)	(0.29)
From net realized gain	—		(0.20)	(0.01)	(0.02)	(0.29)	(0.24)

Total distributions	—		(0.39)	(0.16)	(0.17)	(0.58)	(0.53)

Net Asset Value, end of period	$10.53		$10.18	$10.33	$9.81	$8.56	$10.61

Total return	3.44	%††	2.37%	6.93%	16.53%	(13.76)%	6.05%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.15	%†	0.15%	0.18%	0.25%	0.27%	0.30%
Expenses net of reimbursements/waivers, if any	0.15	%†	0.15%	0.18%	0.20%	0.07%	0.14%
Net investment income before reimbursements/waivers	1.00	%†	1.79%	2.49%	2.29%	2.55%	3.48%
Net investment income net of reimbursements/waivers, if any	1.00	%†	1.79%	2.49%	2.34%	2.74%	3.63%
Supplemental Data:
Net assets, end of period (000)	$227,731		$220,063	$215,961	$76,683	$43,323	$54,573
Portfolio turnover	4	%††	19%	25%	14%	36%	63%

†	Annualized
††	Not annualized

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2010
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$10.10		$10.24	$9.56	$8.27	$10.65	$10.85
Income from investment operations:
Net investment income	0.04		0.19	0.10	0.18	0.23	0.27
Net realized and unrealized gain (loss)	0.43		(0.04)	0.71	1.29	(2.09)	0.42

Total from investment operations	0.47		0.15	0.81	1.47	(1.86)	0.69

Less distributions:
From net investment income	—		(0.21)	(0.13)	(0.14)	(0.23)	(0.30)
From net realized gain	—		(0.08)	—	(0.04)	(0.29)	(0.59)

Total distributions	—		(0.29)	(0.13)	(0.18)	(0.52)	(0.89)

Net Asset Value, end of period	$10.57		$10.10	$10.24	$9.56	$8.27	$10.65

Total return	4.65	%††	1.41%	8.51%	17.71%	(17.34)%	6.43%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.15	%†	0.15%	0.18%	0.22%	0.23%	0.24%
Expenses net of reimbursements/waivers, if any	0.15	%†	0.15%	0.18%	0.19%	0.13%	0.18%
Net investment income before reimbursements/waivers	0.66	%†	1.75%	2.11%	2.15%	2.31%	2.97%
Net investment income net of reimbursements/waivers, if any	0.66	%†	1.75%	2.11%	2.17%	2.41%	3.02%
Supplemental Data:
Net assets, end of period (000)	$229,590		$222,275	$217,770	$90,790	$65,043	$70,403
Portfolio turnover	5	%††	22%	33%	20%	27%	58%

	Milestone 2015
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$10.16		$10.35	$9.53	$7.96	$11.13	$11.29
Income from investment operations:
Net investment income	0.03		0.18	0.12	0.16	0.17	0.22
Net realized and unrealized gain (loss)	0.47		(0.10)	0.85	1.58	(2.80)	0.56

Total from investment operations	0.50		0.08	0.97	1.74	(2.63)	0.78

Less distributions:
From net investment income	—		(0.21)	(0.14)	(0.11)	(0.18)	(0.25)
From net realized gain	—		(0.06)	(0.01)	(0.06)	(0.36)	(0.69)

Total distributions	—		(0.27)	(0.15)	(0.17)	(0.54)	(0.94)

Net Asset Value, end of period	$10.66		$10.16	$10.35	$9.53	$7.96	$11.13

Total return	4.92	%††	0.70%	10.20%	21.84%	(23.54)%	6.88%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.14	%†	0.14%	0.15%	0.18%	0.19%	0.18%
Expenses net of reimbursements/waivers, if any	0.14	%†	0.14%	0.15%	0.17%	0.14%	0.18%
Net investment income before reimbursements/waivers	0.57	%†	1.72%	1.96%	2.06%	1.81%	2.57%
Net investment income net of reimbursements/waivers, if any	0.57	%†	1.72%	1.96%	2.07%	1.85%	2.57%
Supplemental Data:
Net assets, end of period (000)	$408,869		$381,855	$363,144	$185,989	$120,249	$138,535
Portfolio turnover	4	%††	20%	15%	12%	21%	40%

†	Annualized
††	Not annualized

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2020
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$10.10		$10.34	$9.43	$7.83	$11.38	$11.52
Income from investment operations:
Net investment income	0.02		0.18	0.14	0.16	0.13	0.20
Net realized and unrealized gain (loss)	0.51		(0.20)	0.92	1.68	(3.20)	0.63

Total from investment operations	0.53		(0.02)	1.06	1.84	(3.07)	0.83

Less distributions:
From net investment income	—		(0.18)	(0.14)	(0.16)	(0.14)	(0.23)
From net realized gain	—		(0.04)	(0.01)	(0.08)	(0.34)	(0.74)

Total distributions	—		(0.22)	(0.15)	(0.24)	(0.48)	(0.97)

Net Asset Value, end of period	$10.63		$10.10	$10.34	$9.43	$7.83	$11.38

Total return	5.25	%††	(0.26)%	11.27%	23.43%	(26.86)%	7.17%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.14	%†	0.13%	0.15%	0.18%	0.19%	0.20%
Expenses net of reimbursements/waivers, if any	0.14	%†	0.13%	0.15%	0.17%	0.15%	0.19%
Net investment income before reimbursements/waivers	0.47	%†	1.73%	1.93%	2.16%	1.50%	2.23%
Net investment income net of reimbursements/waivers, if any	0.47	%†	1.73%	1.93%	2.17%	1.54%	2.24%
Supplemental Data:
Net assets, end of period (000)	$430,751		$386,327	$344,033	$186,148	$112,440	$112,064
Portfolio turnover	3	%††	16%	10%	7%	12%	40%

	Milestone 2025
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$9.97		$10.27	$9.28	$7.58	$11.55	$11.72
Income from investment operations:
Net investment income	0.02		0.17	0.13	0.14	0.10	0.16
Net realized and unrealized gain (loss)	0.55		(0.26)	1.00	1.78	(3.57)	0.68

Total from investment operations	0.57		(0.09)	1.13	1.92	(3.47)	0.84

Less distributions:
From net investment income	—		(0.17)	(0.12)	(0.14)	(0.11)	(0.20)
From net realized gain	—		(0.04)	(0.02)	(0.08)	(0.39)	(0.81)

Total distributions	—		(0.21)	(0.14)	(0.22)	(0.50)	(1.01)

Net Asset Value, end of period	$10.54		$9.97	$10.27	$9.28	$7.58	$11.55

Total return	5.72	%††	(0.85)%	12.25%	25.40%	(29.90)%	7.17%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.14	%†	0.14%	0.16%	0.19%	0.21%	0.22%
Expenses net of reimbursements/waivers, if any	0.14	%†	0.14%	0.16%	0.18%	0.15%	0.18%
Net investment income before reimbursements/waivers	0.35	%†	1.71%	1.77%	2.03%	1.17%	1.98%
Net investment income net of reimbursements/waivers, if any	0.35	%†	1.71%	1.77%	2.04%	1.22%	2.02%
Supplemental Data:
Net assets, end of period (000)	$344,450		$301,275	$267,155	$146,397	$81,317	$83,891
Portfolio turnover	2	%††	15%	7%	5%	11%	38%

†	Annualized
††	Not annualized

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2030
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$10.00		$10.34	$9.26	$7.45	$11.75	$11.88
Income from investment operations:
Net investment income	0.01		0.16	0.12	0.13	0.08	0.14
Net realized and unrealized gain (loss)	0.61		(0.31)	1.09	1.90	(3.92)	0.70

Total from investment operations	0.62		(0.15)	1.21	2.03	(3.84)	0.84

Less distributions:
From net investment income	—		(0.17)	(0.12)	(0.13)	(0.09)	(0.18)
From net realized gain	—		(0.02)	(0.01)	(0.09)	(0.37)	(0.79)

Total distributions	—		(0.19)	(0.13)	(0.22)	(0.46)	(0.97)

Net Asset Value, end of period	$10.62		$10.00	$10.34	$9.26	$7.45	$11.75

Total return	6.20	%††	(1.46)%	13.11%	27.33%	(32.54)%	7.11%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.15	%†	0.15%	0.16%	0.20%	0.23%	0.26%
Expenses net of reimbursements/waivers, if any	0.15	%†	0.15%	0.16%	0.19%	0.16%	0.20%
Net investment income before reimbursements/waivers	0.19	%†	1.65%	1.53%	1.89%	1.01%	1.78%
Net investment income net of reimbursements/waivers, if any	0.19	%†	1.65%	1.53%	1.90%	1.07%	1.85%
Supplemental Data:
Net assets, end of period (000)	$271,236		$236,452	$211,155	$121,219	$66,183	$61,465
Portfolio turnover	2	%††	14%	7%	4%	10%	43%

	Milestone 2035
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$9.86		$10.28	$9.10	$7.21	$11.83	$11.98
Income from investment operations:
Net investment income	0.00		0.16	0.10	0.13	0.08	0.12
Net realized and unrealized gain (loss)	0.66		(0.39)	1.20	1.98	(4.23)	0.75

Total from investment operations	0.66		(0.23)	1.30	2.11	(4.15)	0.87

Less distributions:
From net investment income	—		(0.16)	(0.10)	(0.13)	(0.08)	(0.17)
From net realized gain	—		(0.03)	(0.02)	(0.09)	(0.39)	(0.85)

Total distributions	—		(0.19)	(0.12)	(0.22)	(0.47)	(1.02)

Net Asset Value, end of period	$10.52		$9.86	$10.28	$9.10	$7.21	$11.83

Total return	6.69	%††	(2.24)%	14.33%	29.22%	(34.91)%	7.25%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.16	%†	0.17%	0.19%	0.25%	0.31%	0.40%
Expenses net of reimbursements/waivers, if any	0.16	%†	0.17%	0.19%	0.22%	0.19%	0.20%
Net investment income before reimbursements/waivers	0.04	%†	1.62%	1.35%	1.92%	0.90%	1.60%
Net investment income net of reimbursements/waivers, if any	0.04	%†	1.62%	1.35%	1.95%	1.03%	1.80%
Supplemental Data:
Net assets, end of period (000)	$176,346		$150,472	$133,121	$76,875	$37,375	$34,831
Portfolio turnover	2	%††	13%	7%	4%	9%	40%

†	Annualized
††	Not annualized

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2040
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, beginning of period	$9.86		$10.30	$9.07	$7.10	$11.85	$11.91
Income from investment operations:
Net investment income	0.00		0.17	0.10	0.13	0.08	0.11
Net realized and unrealized gain (loss)	0.70		(0.44)	1.25	2.05	(4.38)	0.75

Total from investment operations	0.70		(0.27)	1.35	2.18	(4.30)	0.86

Less distributions:
From net investment income	—		(0.17)	(0.10)	(0.13)	(0.08)	(0.16)
From net realized gain	—		—	(0.02)	(0.08)	(0.37)	(0.76)

Total distributions	—		(0.17)	(0.12)	(0.21)	(0.45)	(0.92)

Net Asset Value, end of period	$10.56		$9.86	$10.30	$9.07	$7.10	$11.85

Total return	7.10	%††	(2.61)%	14.91%	30.70%	(36.13)%	7.23%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.16	%†	0.17%	0.18%	0.23%	0.32%	0.43%
Expenses net of reimbursements/waivers, if any	0.16	%†	0.17%	0.18%	0.21%	0.19%	0.19%
Net investment income before reimbursements/waivers	0.00	%†	1.67%	1.20%	2.05%	0.92%	1.61%
Net investment income net of reimbursements/waivers, if any	0.00	%†	1.67%	1.20%	2.06%	1.05%	1.85%
Supplemental Data:
Net assets, end of period (000)	$172,257		$146,032	$132,306	$91,348	$38,001	$32,882
Portfolio turnover	1	%††	14%	21%	4%	11%	47%

	Milestone 2045
	For the Period January 1, 2012 to June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Period from January 4, 2010* to December 31, 2010
Net Asset Value, beginning of period	$10.71		$11.33	$10.00
Income from investment operations:
Net investment income (loss)	(0.01)		0.17	0.10
Net realized and unrealized gain (loss).	0.78		(0.49)	1.36

Total from investment operations	0.77		(0.32)	1.46

Less distributions:
From net investment income	—		(0.17)	(0.10)
From net realized gain	—		(0.13)	(0.03)

Total distributions	—		(0.30)	(0.13)

Net Asset Value, end of period	$11.48		$10.71	$11.33

Total return	7.19	%††	(2.81)%	14.62%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.28	%†	0.35%	0.87%†
Expenses net of reimbursements/waivers, if any	0.28	%†	0.35%	0.34%†
Net investment income (loss) before reimbursements/waivers	(0.12	)%†	1.68%	1.67%†
Net investment income (loss) net of reimbursements/waivers, if any	(0.12	)%†	1.69%	2.19%†
Supplemental Data:
Net assets, end of period (000)	$44,983		$33,434	$22,363
Portfolio turnover	2	%††	14%	8%††

*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

The Vantagepoint Funds (the “Company”) was organized as a Delaware statutory trust on July 28, 1998 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company consisted of the following series on June 30, 2012:

The “Actively Managed Funds”:	The “Index Funds”:
Low Duration Bond Fund	Core Bond Index Fund
Inflation Protected Securities Fund	500 Stock Index Fund
Equity Income Fund	Broad Market Index Fund
Growth & Income Fund	Mid/Small Company Index Fund
Growth Fund	Overseas Equity Index Fund
Select Value Fund
Aggressive Opportunities Fund
Discovery Fund
International Fund
Diversifying Strategies Fund

The “Milestone Funds”:	The “Model Portfolio Funds”:
Milestone Retirement Income Fund	Model Portfolio Savings Oriented Fund
Milestone 2010 Fund	Model Portfolio Conservative Growth Fund
Milestone 2015 Fund	Model Portfolio Traditional Growth Fund
Milestone 2020 Fund	Model Portfolio Long-Term Growth Fund
Milestone 2025 Fund	Model Portfolio All-Equity Growth Fund
Milestone 2030 Fund
Milestone 2035 Fund
Milestone 2040 Fund
Milestone 2045 Fund

The Actively Managed, Model Portfolio and Milestone Funds each offer a single class of shares. The Index Funds offer two classes of shares: Class I Shares and Class II Shares. The two classes of shares differ principally in their respective level of account-based services and the fees associated with such services. Ordinary dividends to shareholders are allocated to each class, based upon shares outstanding on the record date of distribution. Neither class has preferential dividend rights. Differences in per share dividend rates are generally due to differences in separate class expenses.

The Model Portfolio Funds Structure

The Model Portfolio Funds invest entirely in other series of the Company (“underlying funds”). Subject to the supervision of the Board, Vantagepoint Investment Advisers, LLC (“VIA” or the “Adviser”) may make allocation changes to the underlying funds based on its periodic analysis to identify the allocation of assets among the different underlying funds that it believes is optimum for each Model Portfolio Fund. Each Model Portfolio Fund has a different degree of potential risk and reward and is diversified among various underlying funds in differing allocations. The underlying funds of each Model Portfolio Fund and the target investment allocation to each underlying fund as of June 30, 2012 were as follows:

	Model Portfolio Funds
Fund	Savings Oriented	Conservative Growth	Traditional Growth	Long- Term Growth	All-Equity Growth
Fixed Income—%
Low Duration Bond	31.00%	19.00%	8.00%	0.00%	0.00%
Core Bond Index, Class I	9.00%	12.00%	13.00%	13.00%	0.00%
Inflation Protected Securities	15.00%	10.00%	4.00%	0.00%	0.00%

Total Fixed Income—%	55.00%	41.00%	25.00%	13.00%	0.00%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	Model Portfolio Funds
Fund	Savings Oriented	Conservative Growth	Traditional Growth	Long- Term Growth	All-Equity Growth
Equity—%
Equity Income	10.00%	11.00%	12.00%	13.00%	18.00%
Growth & Income	10.00%	9.00%	12.00%	13.00%	17.00%
Growth	0.00%	6.00%	10.00%	11.50%	17.00%
Select Value	0.00%	3.00%	5.50%	8.50%	9.50%
Aggressive Opportunities	0.00%	3.00%	5.50%	8.50%	9.50%
Discovery	0.00%	0.00%	3.00%	4.50%	9.00%
International	5.00%	8.00%	12.00%	16.00%	20.00%

Total Equity—%	25.00%	40.00%	60.00%	75.00%	100.00%

Multi-Strategy—%
Diversifying Strategies	20.00%	19.00%	15.00%	12.00%	0.00%

Total Multi-Strategy—%	20.00%	19.00%	15.00%	12.00%	0.00%

Total—%	100.00%	100.00%	100.00%	100.00%	100.00%

The Milestone Funds Structure

The Milestone Funds invest entirely in underlying funds. Subject to the supervision of the Board, VIA may make allocation changes to the underlying funds based on its periodic analysis to identify the allocation of assets among the different underlying funds that it believes is optimum for each Milestone Fund. Each Milestone Fund invests in a combination of underlying funds that is believed to be appropriate for investors who expect to begin making gradual withdrawals from the Milestone Fund, typically at or after retirement, in or around the year stated in the Milestone Fund’s name, except for the Milestone Retirement Income Fund. VIA adjusts the asset allocation of each “dated” Milestone Fund to become more conservative over time until the Milestone Fund achieves a constant asset allocation approximately ten years after the year designated in its name. The Milestone 2045 Fund has not yet been adjusted because of its long remaining time horizon. Each Milestone Fund has a different degree of potential risk and reward and is diversified among various underlying funds in differing allocations. The underlying funds of each Milestone Fund and the target investment allocation to each underlying fund as of June 30, 2012, were as follows:

	Milestone Funds
Fund	Retirement Income	2010	2015	2020	2025
Fixed Income—%
Low Duration Bond	31.00%	15.65%	11.16%	7.25%	3.34%
Core Bond Index, Class I	9.00%	6.51%	9.50%	13.72%	13.61%
Inflation Protected Securities	15.00%	15.00%	9.75%	2.25%	0.00%

Total Fixed Income—%	55.00%	37.16%	30.41%	23.22%	16.95%

Equity—%
Equity Income	10.00%	17.99%	19.06%	20.89%	22.78%
Growth & Income	10.00%	11.00%	11.04%	11.52%	12.78%
Growth	0.00%	6.90%	7.52%	8.19%	9.18%
Mid/Small Company Index, Class I	0.00%	0.00%	4.72%	8.48%	10.98%
International	5.00%	9.07%	10.62%	12.32%	14.08%

Total Equity—%	25.00%	44.96%	52.96%	61.40%	69.80%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	Milestone Funds
Fund	Retirement Income	2010	2015	2020	2025
Multi-Strategy—%
Diversifying Strategies	20.00%	17.88%	16.63%	15.38%	13.25%

Total Multi-Strategy—%	20.00%	17.88%	16.63%	15.38%	13.25%

Total—%	100.00%	100.00%	100.00%	100.00%	100.00%

	Milestone Funds
Fund	2030	2035	2040	2045
Fixed Income—%
Low Duration Bond
Core Bond Index, Class I	1.42%	0.33%	0.00%	0.00%
Inflation Protected Securities	9.64%	5.95%	5.00%	5.00%
Total Fixed Income—%	0.00%	0.00%	0.00%	0.00%

	11.06%	6.28%	5.00%	5.00%

Equity—%
Equity Income
Growth & Income	24.21%	25.63%	26.99%	27.40%
Growth	13.98%	14.81%	15.71%	16.00%
Mid/Small Company Index, Class I	10.32%	11.62%	12.43%	12.60%
International	13.90%	17.68%	19.67%	20.00%
Total Equity—%	15.78%	17.48%	18.70%	19.00%

	78.19%	87.22%	93.50%	95.00%

Multi-Strategy—%
Diversifying Strategies
Total Multi-Strategy—%	10.75%	6.50%	1.50%	0.00%

	10.75%	6.50%	1.50%	0.00%

Total —%	100.00%	100.00%	100.00%	100.00%

Since the Model Portfolio Funds and Milestone Funds invest entirely in underlying funds, investment earnings are composed of:

1.	ordinary and capital gain dividends from the underlying funds,

2.	unrealized appreciation/depreciation on investments in the underlying funds, and

3.	realized gain/loss from sales of the shares of the underlying funds triggered by net outflows associated with normal capital stock activity and rebalancing of the Model Portfolio Funds and Milestone Funds.

Subadviser Changes from January 1, 2012 to June 30, 2012

At a meeting held on June 22, 2012, VIA recommended, and the Company’s Board of Directors (“Vantagepoint Board”) approved, the termination of Legg Mason Capital Management, LLC, and Wellington Management Company, LLP, and the appointments of SSgA Funds Management, Inc. and Wells Capital Management Inc. as subadvisers to the Aggressive Opportunities Fund. These changes were effective on August 27, 2012.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

2.	Significant Accounting Policies

The Company’s significant accounting policies are consistently applied in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Management makes estimates and assumptions in the preparation of financial statements that affect the reported amounts of assets and liabilities, including the disclosure of contingent assets and liabilities at the date of the financial statements as well as the revenue and expense amounts during the reporting period. Actual results could differ from those estimates and those differences could be material.

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820)—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (International Financial Reporting Standards). The update establishes common requirements for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011.

In December 2011, the Financial Accounting Standards Board issued amended guidance to enhance disclosures for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013; the adoption of such guidance will have no effect on the funds’ net assets or results of operations.

Fair Value Measurements

The Company adopted FASB ASC 820, Fair Value Measurements and Disclosures, effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

The Vantagepoint Board has established policies and procedures for valuing portfolio securities and assets (the “Valuation Procedures”). The Vantagepoint Board has delegated authority to a Committee (the “Pricing Committee”) to make fair value determinations. The Pricing Committee makes fair value determinations as necessary and reports these determinations to the Vantagepoint Board on a quarterly basis. The Pricing Committee includes representatives from VIA and officers of the Company.

The Pricing Committee follows fair valuation guidelines contained in the Valuation Procedures for the use of non-vendor pricing sources to make fair value determinations when sufficient information exists. Fair Valuation determinations are reviewed by the Pricing Committee on a monthly basis. Pricing decisions, processes, and controls over fair value determinations are subject to quarterly reviews by the Chief Compliance Officer of VIA.

Fair valuation determinations are referred to the Pricing Committee. Fair value situations could include, but are not limited to: (1) a significant event that affects the value of a Fund’s securities (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (2) illiquid securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other circumstance in which the Pricing Committee believes that market quotations do not accurately reflect the value of a security. The Pricing Committee may consider various inputs in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, use of related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach with regard to fixed income securities, in which the anticipated future cash flows of the investment are discounted to calculate fair value, may also be used. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

The Pricing Committee monitors the results of fair valuation determinations and reports quarterly the results of these determinations to the Vantagepoint Board. Valuation Procedures are reviewed on an annual basis by the Vantagepoint Board, but may be updated more frequently as needed.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—quoted	prices in active markets for identical investments

Level 2—other	significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3—significant	unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

Investment Policy and Security Valuation

All equity securities that are traded on a national securities exchange (other than NASDAQ Global/Global Select and Capital Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“NASDAQ”)) held by each fund normally will be valued at the last reported sale price or official close price (if available) on the exchange on which the security is primarily traded, and are categorized as Level 1 in the hierarchy. If, on a particular day, an exchange-traded security does not trade on its primary exchange, then the price normally will be the mean between the closing bid and closing offer reported to the primary exchange and made available to quotation vendors or disseminated through an automated quotation system, or obtained by a pricing service from other quotation sources believed to be reliable and is generally categorized as Level 2 in the hierarchy. NASDAQ Global/Global Select and Capital Market securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on any given day, no NOCP is available, the price of such securities normally will be the mean between the closing bid and closing offer reported on NASDAQ prior to the calculation of the net asset value (“NAV”) of a fund and are generally categorized as Level 1 in the hierarchy. All equity securities not traded on a national securities exchange (“OTC Equities”) normally will be priced at the last reported sale price in the over-the-counter market and are generally categorized as Level 1 in the hierarchy. If an OTC Equity does not trade in an over-the-counter market on a particular day, then the price normally will be the mean between the closing bid and closing offer obtained from a quotation service or other source believed to be reliable and is generally categorized as Level 1 in the hierarchy. Short-term debt instruments, such as commercial paper, bankers’ acceptances, and U.S. Treasury Bills, with a remaining maturity of less than 60 days may be valued at amortized cost and are generally categorized as Level 2 in the hierarchy. Prices for debt instruments normally will be obtained from a pricing service. In determining prices, the pricing service may employ methodologies designed to identify the market value of debt instruments, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations and are generally categorized as Level 2 in the hierarchy. In the event a pricing service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations and is generally categorized as Level 2 in the hierarchy. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Board (“Valuation Procedures”) and is generally categorized as Level 2 or Level 3 in the hierarchy depending on the observability of market inputs. Except for certain foreign equity securities described later in this note, foreign exchange traded securities are valued in the same manner as domestic exchange traded equity securities and are generally categorized as Level 1 in the hierarchy.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current NAVs for purchase and/or redemption orders that day and are categorized as Level 1 in the hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Valuation of Certain Foreign Equity Securities

For foreign equity securities that are primarily traded in markets outside North and South America, the Board has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security, which are generally categorized as Level 2 in the hierarchy. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are primarily traded in markets outside North and South America which are generally categorized as Level 2 in the hierarchy. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures and are generally categorized as Level 2 or Level 3 in the hierarchy.

The valuation techniques used by the funds to measure fair value during the six month period ended June 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized fair value techniques such as a multi- dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

The following is a summary of the inputs used as of June 30, 2012, in valuing each fund’s investment carried at value:

Investment Type	Level 1	Level 2	Level 3	Total
Low Duration Bond Fund
Investments in Securities:
Corporate Obligations	$—	$352,124,915	$—	$352,124,915
Mortgage-Related Securities	—	46,473,756	—	46,473,756
U.S. Treasury Obligations	—	52,882,082	—	52,882,082
Government Related Obligations	—	31,786,985	—	31,786,985
Asset-Backed Securities	—	56,337,550	—	56,337,550
Money Market Funds	53,348,287	—	—	53,348,287

Total Investments in Securities	$53,348,287	$539,605,288	$—	$592,953,575

Derivative Instruments:
Liabilities:
Futures	(33,847)	—	—	(33,847)
Forward Currency Contracts	—	(34,931)	—	(34,931)

Total Liabilities	$(33,847)	$(34,931)	$—	$(68,778)

Total Derivative Instruments	$(33,847)	$(34,931)	$—	$(68,778)

Inflation Protected Securities Fund
Investments in Securities:
Corporate Obligations	$—	$15,114,507	$—	$15,114,507
U.S. Treasury Obligations	—	594,291,782	—	594,291,782
Government Related Obligations	—	3,671,478	—	3,671,478
Asset-Backed Securities	—	5,843,443	—	5,843,443
Purchased Options	8,859	—	—	8,859
Certificates of Deposit	—	3,729,172	—	3,729,172
Money Market Funds	20,839,458	—	—	20,839,458

Total Investments in Securities	$20,848,317	$622,650,382	$—	$643,498,699

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Derivative Instruments:
Assets:
Futures	$71,969	$—	$—	$71,969

Total Assets	71,969	—	—	71,969

Liabilities:
Written Options	(2,531)	(412,349)	—	(414,880)
Futures	(41,533)	—	—	(41,533)

Total Liabilities	(44,064)	(412,349)	—	(456,413)

Total Derivative Instruments	$27,905	$(412,349)	$—	$(384,444)

Equity Income Fund
Investments in Securities:
Common Stocks	$1,833,664,116	$6,371,054	$—	$1,840,035,170
Convertible Preferred Stocks	3,027,840	—	—	3,027,840
Money Market Funds	261,134,197	—	—	261,134,197

Total Investments in Securities	$2,097,826,153	$6,371,054	$—	$2,104,197,207

Growth & Income Fund
Investments in Securities:
Common Stocks	$1,193,190,039	$3,177,566	$—	$1,196,367,605
Money Market Funds	103,017,444	—	—	103,017,444

Total Investments in Securities	$1,296,207,483	$3,177,566	$—	$1,299,385,049

Growth Fund
Investments in Securities:
Common Stocks	$1,765,845,640	$—	$—	$1,765,845,640
Money Market Funds	136,842,693	—	—	136,842,693

Total Investments in Securities	$1,902,688,333	$—	$—	$1,902,688,333

Select Value Fund
Investments in Securities:
Common Stocks	$329,359,150	$1,334,479	$—	$330,693,629
Money Market Funds	40,854,025	—	—	40,854,025

Total Investments in Securities	$370,213,175	$1,334,479	$—	$371,547,654

Aggressive Opportunities Fund
Investments in Securities:
Common Stocks	$938,594,229	$9,162,592	$—	$947,756,821
Money Market Funds	163,750,993	—	—	163,750,993

Total Investments in Securities	$1,102,345,222	$9,162,592	$—	$1,111,507,814

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Discovery Fund
Investments in Securities:
Common Stocks	$96,881,356	$2,917,448	$—	$99,798,804
Convertible Preferred Stocks	—	1,200,793	—	1,200,793
Corporate Obligations	—	47,739,323	—	47,739,323
Mortgage-Related Securities	—	10,275,568	—	10,275,568
Convertible Debt Obligations	—	160,145	—	160,145
U.S. Treasury Obligations	—	22,338,626	—	22,338,626
Government Related Obligations	—	9,742,095	—	9,742,095
Asset-Backed Securities	—	5,360,281	—	5,360,281
Warrants	—	19,195	—	19,195
Money Market Funds	21,923,688	—	—	21,923,688

Total Investments in Securities	$118,805,044	$99,753,474	$—	$218,558,518

Derivative Instruments:
Assets:
Futures	5,202,235	—	—	5,202,235

Total Assets	$5,202,235	$—	$—	$5,202,235

Liabilities:
Futures	(9,670)	—	—	(9,670)
Forward Currency Contracts	—	(16,384)	—	(16,384)

Total Liabilities	(9,670)	(16,384)	—	(26,054)

Total Derivative Instruments	$5,192,565	$(16,384)	$—	$5,176,181

International Fund
Investments in Securities:
Common Stocks	$118,014,233	$1,067,269,296	$—	$1,185,283,529
Preferred Stocks	—	6,631,793	—	6,631,793
Money Market Funds	81,582,543	—	—	81,582,543

Total Investments in Securities	$199,596,776	$1,073,901,089	$—	$1,273,497,865

Derivative Instruments:
Assets:
Forward Currency Contracts	—	38,046	—	38,046

Total Assets	$—	$38,046	$—	$38,046

Total Derivative Instruments	$—	$38,046	$—	$38,046

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Diversifying Strategies Fund
Investments in Securities:
Common Stocks	$9,136,026	$20,274,407	$—	$29,410,433
Convertible Preferred Stocks	8,745,653	5,368,821	—	14,114,474
Corporate Obligations	—	281,914,372	—	281,914,372
Mortgage-Related Securities	—	63,851,481	—	63,851,481
Convertible Debt Obligations	—	296,190,988	—	296,190,988
U.S. Treasury Obligations	—	83,130,453	—	83,130,453
Government Related Obligations	—	54,805,834	—	54,805,834
Asset-Backed Securities	—	48,108,735	—	48,108,735
Purchased Options	2,260,125	299,380	—	2,559,505
Certificates of Deposit	—	3,291,813	—	3,291,813
Money Market Funds	35,858,809	—	—	35,858,809

Total Investments in Securities	$56,000,613	$857,236,284	$—	$913,236,897

Derivative Instruments:
Assets:
Futures	2,443,640	—	—	2,443,640
Forward Currency Contracts	—	2,557,105	—	2,557,105

Total Assets	$2,443,640	$2,557,105	$—	$5,000,745

Liabilities:
Purchased Option on Euro-Bund Future	(520,338)	—	—	(520,338)
Written Options	—	(701,020)	—	(701,020)
Futures	(2,774,309)	—	—	(2,774,309)
Forward Currency Contracts	—	(2,130,568)	—	(2,130,568)

Total Liabilities	(3,294,647)	(2,831,588)	—	(6,126,235)

Total Derivative Instruments	$(851,007)	$(274,483)	$—	$(1,125,490)

Core Bond Index Fund
Investments in Securities:
Corporate Obligations	$—	$253,773,052	$—	$253,773,052
Mortgage-Related Securities	—	398,194,929	—	398,194,929
U.S. Treasury Obligations	—	428,335,051	—	428,335,051
Government Related Obligations	—	131,698,766	—	131,698,766
Asset-Backed Securities	—	2,617,519	—	2,617,519
Money Market Funds	51,231,594	—	—	51,231,594

Total Investments in Securities	$51,231,594	$1,214,619,317	$—	$1,265,850,911

500 Stock Index Fund
Investments in Securities:
Common Stocks	$430,628,675	$—	$—	$430,628,675
U.S. Treasury Obligations	—	629,902	—	629,902
Money Market Funds	29,069,127	—	—	29,069,127

Total Investments in Securities	$459,697,802	$629,902	$—	$460,327,704

Derivative Instruments:
Assets:
Futures	551,069	—	—	551,069

Total Assets	$551,069	$—	$—	$551,069

Total Derivative Instruments	$551,069	$—	$—	$551,069

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Broad Market Index Fund
Investments in Securities:
Common Stocks	$522,717,885	$—	$—	$522,717,885
U.S. Treasury Obligations	—	319,950	—	319,950
Rights	—	—	—	—
Warrants	—	—	—	—
Money Market Funds	36,519,301	—	—	36,519,301

Total Investments in Securities	$559,237,186	$319,950	$—	$559,557,136

Derivative Instruments:
Assets:
Futures	226,283	—	—	226,283

Total Assets	$226,283	$—	$—	$226,283

Total Derivative Instruments	$226,283	$—	$—	$226,283

Mid/Small Company Index Fund
Investments in Securities:
Common Stocks	$453,729,757	$—	$—	$453,729,757
U.S. Treasury Obligations	—	574,910	—	574,910
Rights	—	1,754	—	1,754
Warrants	—	—	—	—
Money Market Funds	65,663,695	—	—	65,663,695

Total Investments in Securities	$519,393,452	$576,664	$—	$519,970,116

Derivative Instruments:
Assets:
Futures	272,017	—	—	272,017

Total Assets	$272,017	$—	$—	$272,017

Total Derivative Instruments	$272,017	$—	$—	$272,017

Overseas Equity Index Fund
Investments in Securities:
Common Stocks	$7,711	$201,343,322	$—	$201,351,033
Preferred Stocks	—	1,001,296	—	1,001,296
Convertible Preferred Stocks	—	6,106	—	6,106
U.S. Treasury Obligations	—	259,959	—	259,959
Rights	—	2,637	—	2,637
Money Market Funds	10,305,918	—	—	10,305,918

Total Investments in Securities	$10,313,629	$202,613,320	$—	$212,926,949

Derivative Instruments:
Assets:
Futures	177,217	—	—	177,217
Forward Currency Contracts	—	21,696	—	21,696

Total Assets	$177,217	$21,696	$—	$198,913

Liabilities:
Futures	(1,119)	—	—	(1,119)
Forward Currency Contracts	—	(5,341)	—	(5,341)

Total Liabilities	(1,119)	(5,341)	—	(6,460)

Total Derivative Instruments	$176,098	$16,355	$—	$192,453

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

See Schedule of Investments for identification of securities by industry classification.

All investments held by the Model Portfolio Funds and Milestone Funds are categorized as Level 1.

As of June 30, 2012 the funds did not hold any investments in Level 3. Additionally, there were no significant transfers in and out of Levels 1 and 2.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments include the probability of default, loss severity in the event of default, increases in market interest rates, downgrades to the issuer’s credit rating, potential for insolvency, government actions or pronouncements, and other financial and non-financial news. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the inputs used for fair valuations are accompanied by directionally similar changes in the assumption used for fair valuation determinations.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery Fund	Common Stocks
Balance as of December 31, 2011	$183,980
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	(183,980)

Balance as of June 30, 2012	$—

When Issued Securities

When issued securities or “To Be Announced” securities are sometimes held by the funds. The funds maintain security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities purchased.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies will be translated (but not actually converted) into U.S. Dollars daily at the closing spot rates supplied by the WM/Reuters Intraday Spot exchange rates provided as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated (but not actually converted) into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Currency symbols utilized throughout the notes to these financial statements are defined as follows:

AUD	— Australian Dollar	JPY	— Japanese Yen
BRL	— Brazilian Real	MXN	— Mexican Peso
CAD	— Canadian Dollar	NOK	— Norwegian Krona
CHF	— Swiss Franc	NZD	— New Zealand Dollar
EUR	— European Monetary Unit	SEK	— Swedish Krona
GBP	— British Pound	USD	— U.S. Dollar

Options (other than Swaptions)

Exchange traded options normally will be priced based on the last reported sale price or official closing price (if available) on the exchange on which the option is primarily traded, as provided by a pricing service. If on a particular day, an option does not trade on its primary exchange, the fund’s custodian will calculate and use the mean between the closing bid and closing offer reported to the exchange and obtained from a pricing service and such options are generally categorized as Level 1 in the hierarchy.

Purchased options on Euro-Bund futures trade on foreign exchanges and are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value. There is no premium paid at the time of purchase. These options are generally categorized as Level 1 in the hierarchy.

Non-exchange traded (i.e., over-the-counter) options normally will be priced using an option valuation model, which incorporates relevant parameters (e.g., implied volatility; current value of underlier). Such prices will be provided by a pricing service and these options are generally categorized as Level 2 in the hierarchy.

In the event a pricing service is unable to provide a price for a particular option, the option may be priced based on the average of two or more independent broker-dealer quotations, pursuant to the Valuation Procedures, or at its fair value determined in accordance with the Valuation Procedures and is generally categorized as Level 2 in the hierarchy.

Futures

Futures contracts normally will be priced at their settlement prices established and reported each day on the exchange on which they are traded, as provided by a pricing service and are generally categorized as Level 1 in the hierarchy. In the event a pricing service is unable to provide a price for a particular futures contract, the value of the contract will be priced at its fair value in accordance with the Valuation Procedures and generally such futures are categorized as Level 2 in the hierarchy.

Futures exchange abbreviations utilized throughout the notes to these financial statements are defined as follows:

CBT	— Chicago Board of Trade Exchange	MIL	— Milan Stock Exchange
CME	— Chicago Mercantile Exchange	MSE	— Montreal Exchange
EOE	— Dutch Options Exchange	NYF	— New York Futures Exchange
EOP	— NYSE — Liffe Exchange	SFE	— Sydney Futures Exchange
EUX	— Eurex Deutschland Exchange	SGX	— Singapore Exchange
HKG	— Hong Kong Futures Exchange	TSE	— Tokyo Stock Exchange
LIF	— Liffe Exchange

Forward Currency Contracts

Forward currency contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time. In the event WM/Reuters (or a designated pricing service) is unable to provide a rate for a particular contract, the fair value of the contract will be determined in accordance with the Valuation Procedures and generally such contracts are categorized as Level 2 in the hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Interest Rate Swaps and Inflation Swaps

Interest rate and inflation swaps normally will be priced based on the applicable swap valuation model (i.e., interest rate or inflation) which incorporates a snapshot of the relevant swap curve (interest rate curve or inflation rate curve, as applicable). Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swap, the swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in a swaption valuation model. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swaption, the swaption will be priced at its fair value in accordance with the Valuation Procedures and generally such swaptions are categorized as Level 2 in the hierarchy.

Total Return Swaps

Total return swaps are normally priced based on a valuation model that incorporates cash flow forecasts for the reference asset and a snapshot of the relevant interest rate swap curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular total return swap, the total return swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Security Transactions and Income Recognition

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes, except for the Core Bond Index Fund, which does not amortize bond premium for tax purposes.

Dividends and Distributions to Shareholders

Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividends from net investment income, if any, are declared and paid monthly to shareholders of the Core Bond Index, Low Duration Bond, and Inflation Protected Securities Funds. For the remaining funds, dividends from net investment income, if any, are declared and paid annually to shareholders. Distributions from net realized capital gains, if any, are generally declared and paid annually to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on investment securities, and differing characterizations of distributions being made by each fund.

Certain differences are permanent, and result in reclassifications among paid-in capital, net investment income or realized gains. These include net operating losses not utilized during the current year, commission adjustments, pay-down gains and losses, bond premium amortization, foreign currency gains and losses, treasury inflation-protected securities adjustments, taxable over-distributions or returns of capital, and adjustments relating to income received from, or dispositions of, real estate investment trust, passive foreign investment company, publicly traded partnership, contingent payment debt instruments, and mutual fund company securities. These reclassifications have no effect on net assets or net asset values per share, and they do not affect the net investment income per share calculations presented in the Financial Highlights.

Federal Income Taxes

Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal tax purposes. Accordingly, each fund intends to make distributions of substantially all of its net investment

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

company taxable income and any net realized capital gains (after reduction for capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Any taxable income or gains remaining at fiscal year-end are distributed in the following year. Therefore, no provision for federal income or excise taxes was required.

The FASB issued Interpretation ASC 740, “Income Taxes,” which establishes guidelines for recognizing, measuring, and disclosing tax return positions in financial statements. Management has evaluated the Company’s tax positions and determined that the application of ASC 740 had no material impact on the Company’s financial statements. Accordingly, no adjustments for unrecognized tax benefits or related interest or penalties were required as of June 30, 2012. If applicable, the Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other Expenses” in the Statement of Operations. The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act changed various technical rules governing the tax treatment of regulated investment companies, which are generally effective beginning with the Company’s taxable year ending December 31, 2011. Under the Act, the funds are permitted to carry forward capital losses incurred in taxable years beginning after the enactment date indefinitely. However, any losses incurred during post-enactment taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years, which expires according to their original schedule. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered entirely short-term as required under prior law.

3.	Investments in Derivative Instruments

Some of the funds use derivative instruments in pursuing their investment objectives. The following table and discussion provides more detailed information about a fund’s derivative usage. The table below shows the average monthly notional balance, settlement value, or market value (as applicable) of the derivative instruments held by each fund during the reporting period.

	Low Duration Bond Fund	Inflation Protected Securities Fund	Discovery Fund	Diversifying Strategies Fund
Futures Contracts:
Average Notional Balance Long	$1,817,191	$35,118,452	$101,384,963	$78,544,749
Average Notional Balance Short	4,654,615	26,507,435	1,549,390	156,749,082

Forward Foreign Currency Exchange Contracts:
Average Settlement Value - To Be Paid	$843,945	$—	$382,947	$285,549,456
Average Settlement Value - To Be Received	5,950,395	—	1,750,320	264,642,218

Exchange-Traded Options:
Average Market Value Purchased	$—	$54,152	$—	$7,205,013
Average Market Value Written	—	35,203	—	—
Average Market Value Purchased Options on Euro-Bund futures	—	—	—	8,206,225

Over the Counter Options:
Average Market Value Purchased	$—	$—	$—	$456,159
Average Market Value Written	—	—	—	440,042

Swaptions:
Average Notional Balance Purchased	$—	$1,914,286	$—	$—
Average Notional Balance Written	—	33,742,850	—	—

Interest Rate Swaps:
Average Notional Balance—Pays Fixed Rate	$—	$1,142,857	$—	$—
Average Notional Balance—Receives Fixed Rate	—	7,928,571	—	—

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	500 Stock Index Fund	Broad Market Index Fund	Mid/Small Company Index Fund	Overseas Equity Index Fund
Futures Contracts:
Average Notional Balance Long	$12,069,279	$10,396,393	$6,715,074	$5,093,657
Average Notional Balance Short	—	—	—	—

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$—	$—	$—	$7,879,966
Average Settlement Value Sold	—	—	—	4,098,299

International Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$159,416
Average Settlement Value Sold	15,128,587

Futures Contracts (“Futures”)

A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

Certain funds may enter into futures to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing fixed income securities prices to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal in a timely manner on the instrument), stock market risk (the risk that stock prices overall will decline over short or extended periods), or foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Certain funds may use futures to seek to increase portfolio value, by increasing or decreasing their exposure to changes in the market value of the specific underlying security, foreign currency, or index.

Futures may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Protected Securities	*	*		*	*	*
Equity Income			*	*	*
Growth & Income			*	*	*
Growth			*	*	*
Select Value			*	*	*
Aggressive Opportunities			*	*	*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Core Bond Index	*				*
500 Stock Index					*
Broad Market Index					*
Mid/Small Company Index					*
Overseas Equity Index				*	*

Upon entering into the futures contract, the fund agrees to deposit an amount equal to a certain percentage of the contract notional value (initial margin). The fund agrees to subsequently receive or pay an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses are a component of net realized gain (loss) on futures in the Statement of Operations.

Use of futures may involve risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with futures include: the risk that a particular future may be difficult to purchase or sell (liquidity risk); the risk that certain futures may be more sensitive than traditional investments to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the future, and the inability of the future to correlate perfectly, or at all, with the value of the underlying asset, reference rate, or index it is designed to closely track (valuation risk); the risk that the fund may lose substantially more than the amount invested and that the fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk).

During the six month period ended June 30, 2012, the following funds purchased and/or sold futures contracts: Low Duration Bond Fund, Inflation Protected Securities Fund, Discovery Fund, Diversifying Strategies Fund, 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund, and Overseas Equity Index Fund.

As of June 30, 2012, the following funds had open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Sold
7	TSE	Japan 10 Year Bond	September 2012	$12,583,099	$(33,847)

Inflation Protected Securities Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
249	CBT	U.S. 10 Year Treasury Note	September 2012	$33,210,375	$(41,533)
56	CBT	U.S. 5 Year Treasury Note	September 2012	6,942,250	3,576

					$(37,957)

Sold
35	CBT	U.S. Long Bond	September 2012	$5,178,906	$4,511
93	CBT	U.S. Ultra Bond	September 2012	15,516,469	63,882

					$68,393

					$30,436

Discovery Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
1,277	NYF	E-MINI Russell 2000 Index	September 2012	$101,572,580	$5,202,235

Sold
2	TSE	Japan 10 Year Bond	September 2012	$3,595,171	$(9,670)

					$5,192,565

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Diversifying Strategies Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
227	EOE	Amsterdam Index	July 2012	$17,652,649	$914,543
261	EOP	CAC40 10 Euro Future	July 2012	10,543,032	453,229
69	EUX	DAX Index	September 2012	13,996,224	516,973
189	CME	E-MINI S&P 500 Index	September 2012	12,817,980	451,528
32	EUX	Euro-Bund Futures	September 2012	5,705,886	(41,218)
1	MIL	FTSE/MIB Index	September 2012	90,458	10,129
41	MSE	S&P/TSX 60 Index	September 2012	5,327,060	97,238
165	SFE	SPI 200 Index	September 2012	17,128,400	(51,566)

					$2,350,856

Sold
174	SGX	10 Year Mini-JGB	September 2012	$31,280,165	$(39,220)
19	SFE	Australian Government 10 Year Bond	September 2012	2,439,714	(6,095)
88	MSE	Canadian Government 10 Year Bond	September 2012	11,966,997	(104,521)
88	LIF	FTSE 100 Index	September 2012	7,611,865	(156,989)
108	HKG	Hang Seng Index	July 2012	13,537,674	(354,754)
8	TSE	Japan 10 Year Bond	September 2012	14,380,684	(5,345)
194	TSE	TOPIX Index	September 2012	18,663,414	(1,811,126)
49	CBT	U.S. 10 Year Treasury Note	September 2012	6,535,375	(30,825)
29	CBT	U.S. 5 Year Treasury Note	September 2012	3,595,094	(6,187)
185	LIF	UK Gilt Long Bond	September 2012	34,510,663	(166,463)

					$(2,681,525)

					$(330,669)

500 Stock Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
170	CME	E-MINI S&P 500 Index	September 2012	$11,529,400	$551,069

Broad Market Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
11	NYF	E-MINI Russell 2000 Index	September 2012	$874,940	$42,306
70	CME	E-MINI S&P 500 Index	September 2012	4,747,400	183,977

					$226,283

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Mid/Small Company Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
55	NYF	E-MINI Russell 2000 Index	September 2012	$4,374,700	$161,001
46	CME	E-MINI S&P MidCap 400 Index	September 2012	4,321,700	111,016

					$272,017

Overseas Equity Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
62	EUX	DJ Euro STOXX 50	September 2012	$1,769,295	$71,167
15	LIF	FTSE 100 Index	September 2012	1,297,477	25,838
4	SFE	SPI 200 Index	September 2012	415,234	(1,119)
12	TSE	TOPIX Index	September 2012	1,154,438	80,212

					$176,098

Forward Currency Contracts

A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Certain funds may enter into forward currency contracts to manage foreign currency risk. Foreign currency risk is the risk that a fund’s investment in or exposure to foreign currencies or securities denominated in foreign currencies may cause the fund to experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar, or, in the case of hedged positions, the risk that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a fund denominated in those currencies. Certain funds also may enter into forward currency contracts to obtain or adjust investment exposure to a foreign currency.

Forward currency contracts may be used by the following funds for the following purposes:

Fund	Manage Foreign Currency Risk	Obtain or Adjust Investment Exposure to Foreign Currencies
Low Duration Bond	*	*
Inflation Protected Securities	*	*
Equity Income	*
Growth & Income	*
Growth	*
Select Value	*
Aggressive Opportunities	*
Discovery	*	*
International	*	*
Diversifying Strategies	*	*
Overseas Equity Index	*

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Risks of entering into forward currency contracts include the possibility that a fund may lose money. For example, foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market or a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The use of over-the-counter forward currency contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward currency contracts are components of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on forward currency contracts and foreign currency transactions in the Statement of Operations, respectively.

During the six month period ended June 30, 2012, the following funds purchased and/or sold forward foreign currency exchange contracts: Low Duration Bond Fund, Discovery Fund, International Fund, Diversifying Strategies Fund, and Overseas Equity Index Fund.

As of June 30, 2012, the following funds had open forward currency contracts outstanding:

Low Duration Bond Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2012	Net Unrealized Depreciation
Purchase	HSBC Bank plc	USD	GBP	07/11/2012	$1,339,648	$1,339,029	$(619)

Sale	Citibank NA	EUR	USD	07/11/2012	$2,120,480	$2,137,541	$(17,061)
Sale	HSBC Bank plc	GBP	USD	07/11/2012	1,321,779	1,339,030	(17,251)

							$(34,312)

							$(34,931)

Discovery Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2012	Net Unrealized Depreciation
Purchase	HSBC Bank plc	USD	GBP	07/11/2012	$520,191	$519,950	$(241)

Sale	HSBC Bank plc	BRL	USD	07/30/2012	$362,251	$371,696	$(9,445)
Sale	HSBC Bank plc	GBP	USD	07/11/2012	513,252	519,950	(6,698)

							$(16,143)

							$(16,384)

International Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2012	Net Unrealized Appreciation
Sale	JPMorgan Chase Bank NA	AUD	USD	07/31/2012	$12,609,059	$12,571,013	$38,046

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Diversifying Strategies Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2012	Net Unrealized Appreciation/ (Depreciation)
Purchase	Deutsche Bank AG	USD	AUD	08/03/2012	$5,464,245	$5,465,288	$1,043
Purchase	Deutsche Bank AG	USD	AUD	09/19/2012	22,905,765	23,190,059	284,294
Purchase	Goldman Sachs International	USD	AUD	09/19/2012	7,519,164	7,548,583	29,419
Purchase	Deutsche Bank AG	USD	CAD	08/03/2012	9,021,594	9,097,966	76,372
Purchase	Deutsche Bank AG	USD	CAD	09/19/2012	6,004,630	6,007,854	3,224
Purchase	Goldman Sachs International	USD	CAD	08/03/2012	9,955,824	10,041,285	85,461
Purchase	Deutsche Bank AG	USD	CHF	08/03/2012	748,628	748,588	(40)
Purchase	Goldman Sachs International	USD	CHF	08/03/2012	675,138	676,439	1,301
Purchase	Deutsche Bank AG	USD	GBP	08/03/2012	14,899,832	14,939,927	40,095
Purchase	Deutsche Bank AG	USD	GBP	09/19/2012	1,339,026	1,339,452	426
Purchase	Deutsche Bank AG	USD	JPY	08/03/2012	6,775,051	6,736,807	(38,244)
Purchase	Deutsche Bank AG	USD	JPY	09/19/2012	11,118,308	10,980,720	(137,588)
Purchase	Goldman Sachs International	USD	JPY	09/19/2012	2,838,129	2,825,141	(12,988)
Purchase	JPMorgan Chase Bank NA	USD	MXN	07/30/2012	677,030	689,293	12,263
Purchase	Deutsche Bank AG	USD	NOK	08/03/2012	8,819,194	8,939,615	120,421
Purchase	Deutsche Bank AG	USD	NOK	09/19/2012	2,065,643	2,069,670	4,027
Purchase	Goldman Sachs International	USD	NOK	08/03/2012	7,337,152	7,452,979	115,827
Purchase	Deutsche Bank AG	USD	NZD	08/03/2012	7,167,180	7,401,589	234,409
Purchase	Goldman Sachs International	USD	NZD	08/03/2012	10,749,657	11,102,383	352,726
Purchase	Deutsche Bank AG	USD	SEK	08/03/2012	15,213,040	15,626,801	413,761
Purchase	Goldman Sachs International	USD	SEK	08/03/2012	22,812,701	23,440,202	627,501

							$2,213,710

Sale	Goldman Sachs International	AUD	USD	08/03/2012	$13,837,275	$14,288,078	$(450,803)
Sale	Deutsche Bank AG	AUD	USD	08/03/2012	10,378,157	10,715,180	(337,023)
Sale	JPMorgan Chase Bank NA	BRL	USD	07/30/2012	466,718	479,591	(12,873)
Sale	Deutsche Bank AG	CAD	USD	08/03/2012	1,222,016	1,222,008	8
Sale	Deutsche Bank AG	CAD	USD	09/19/2012	1,071,977	1,081,097	(9,120)
Sale	Goldman Sachs International	CHF	USD	08/03/2012	832,349	843,202	(10,853)
Sale	Deutsche Bank AG	CHF	USD	08/03/2012	554,915	562,135	(7,220)
Sale	JPMorgan Chase Bank NA	EUR	USD	07/11/2012	1,514,518	1,525,008	(10,490)
Sale	Deutsche Bank AG	EUR	USD	08/03/2012	28,959,704	29,325,516	(365,812)
Sale	Deutsche Bank AG	EUR	USD	09/19/2012	12,046,186	12,069,649	(23,463)
Sale	Goldman Sachs International	EUR	USD	08/03/2012	23,612,696	23,935,643	(322,947)
Sale	Deutsche Bank AG	GBP	USD	08/03/2012	8,466,136	8,521,871	(55,735)
Sale	Deutsche Bank AG	GBP	USD	09/19/2012	11,691,032	11,644,988	46,044
Sale	Goldman Sachs International	GBP	USD	08/03/2012	12,698,402	12,782,804	(84,402)
Sale	Deutsche Bank AG	JPY	USD	08/03/2012	4,968,526	4,938,395	30,131
Sale	Deutsche Bank AG	JPY	USD	09/19/2012	1,294,909	1,284,757	10,152
Sale	Goldman Sachs International	JPY	USD	08/03/2012	7,452,602	7,407,593	45,009
Sale	JPMorgan Chase Bank NA	NOK	USD	07/11/2012	1,523,897	1,555,552	(31,655)
Sale	Deutsche Bank AG	NOK	USD	09/19/2012	3,298,017	3,289,880	8,137
Sale	Goldman Sachs International	NOK	USD	09/19/2012	2,051,677	2,037,224	14,453
Sale	Deutsche Bank AG	NZD	USD	08/03/2012	1,336,921	1,336,320	601
Sale	Deutsche Bank AG	NZD	USD	09/19/2012	1,040,324	1,054,579	(14,255)
Sale	Deutsche Bank AG	SEK	USD	08/03/2012	1,592,991	1,631,760	(38,769)
Sale	Deutsche Bank AG	SEK	USD	09/19/2012	11,438,521	11,595,204	(156,683)
Sale	Goldman Sachs International	SEK	USD	09/19/2012	1,747,458	1,757,063	(9,605)

							$(1,787,173)

							$426,537

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Overseas Equity Index Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2012	Net Unrealized Appreciation/ (Depreciation)
Purchase	Citibank NA	USD	AUD	09/19/2012	$275,664	$282,128	$6,464
Purchase	Citibank NA	USD	EUR	09/19/2012	135,940	136,146	206
Purchase	Credit Suisse International	USD	EUR	09/19/2012	54,504	54,838	334
Purchase	Royal Bank of Scotland	USD	EUR	09/19/2012	840,173	848,430	8,257
Purchase	UBS AG	USD	EUR	09/19/2012	166,989	167,048	59
Purchase	Barclays Bank plc	USD	GBP	09/19/2012	701,137	705,595	4,458
Purchase	Citibank NA	USD	GBP	09/19/2012	85,326	85,337	11
Purchase	Credit Suisse International	USD	GBP	09/19/2012	84,321	85,024	703
Purchase	UBS AG	USD	GBP	09/19/2012	87,443	87,372	(71)
Purchase	Citibank NA	USD	JPY	09/19/2012	186,177	185,480	(697)
Purchase	Credit Suisse International	USD	JPY	09/19/2012	93,966	94,430	464
Purchase	Standard Chartered Bank	USD	JPY	09/19/2012	463,472	459,959	(3,513)
Purchase	UBS AG	USD	JPY	09/19/2012	93,220	93,491	271

							$16,946

Sale	Citibank NA	EUR	USD	09/19/2012	$54,295	$54,331	$(36)
Sale	Citibank NA	GBP	USD	09/19/2012	143,658	144,682	(1,024)
Sale	Citibank NA	JPY	USD	09/19/2012	114,212	113,743	469

							$(591)

							$16,355

Option Contracts (“Options”)

An option gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities or another instrument, such as a futures contract) with another party on or before a specific date at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security or instrument from the other party; a put option gives the holder the right to sell the underlying security or instrument to the other party.

Certain funds may enter into options to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing prices of fixed income securities to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner), stock market risk (the risk that stock prices overall will decline over short or extended periods), and foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Some funds also may use options, including options on Euro-Bund futures contracts, to obtain or adjust investment exposure to certain assets, asset classes, or foreign currencies.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Option contracts may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Protected Securities	*	*		*	*	*
Equity Income			*		*
Growth & Income			*		*
Growth			*		*
Select Value			*		*
Aggressive Opportunities			*		*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security that the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes (sells) a call or put option, an amount equal to the premium received by the fund is recorded as a liability, and the value of each option is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Option contract transactions may incur a commission, in addition to the premium paid or received. Options written are reported as a liability in a fund’s Statement of Assets and Liabilities.

Purchased options on Euro-Bund futures are recorded, accounted for and reported in the financial statements very much like futures contracts. There is no premium paid at the time of purchase and they are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value and recorded as unrealized gain or loss. At the expiration of the option, the accumulated variation margin received or paid is recorded as realized gain or loss. If the option is exercised, the transaction is recorded as a normal purchase or sale of a futures contract.

A risk in writing (selling) a call option is that the fund gives up the opportunity for profit if the market price of the security increases to or above the strike price and the option is exercised. A risk in writing (selling) a call option on a futures contract, including a Euro- Bund futures contract, is that the fund may incur a loss if the market value of the underlying futures contract increases and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security, or futures contract including a Euro-Bund futures contract, decreases and the option is exercised. A risk in buying an option, including an option on a Euro-Bund futures contract, is that the fund pays a premium whether or not the option is exercised. The use of over-the-counter option contracts may also include counterparty risk, which is the risk that the other party to the contract may not fulfill its obligations.

During the six month period ended June 30, 2012, the following funds purchased and/or sold put and/or call options: Inflation Protected Securities Fund and Diversifying Strategies Fund.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Written option activity for the six month period ended June 30, 2012 was as follows:

	Call Options		Put Options		Total
Inflation Protected Securities Fund	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2011	37	$21,010	—	$—	37	$21,010

Written	—	—	348	286,069	348	286,069
Closed	—	—	(219)	(203,564)	(219)	(203,564)
Expired	(37)	(21,010)	(48)	(56,130)	(85)	(77,140)

Ending balance as of 06/30/2012	—	—	81	$26,375	81	$26,375

	Call Options		Put Options		Total
Diversifying Strategies Fund	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2011	2,700	$554,178	—	$—	2,700	$554,178

Written	8,240	1,217,762	—	—	8,240	1,217,762
Closed	(8,660)	(1,405,692)	—	—	(8,660)	(1,405,692)
Expired	—	—	—	—	—	—

Ending balance as of 06/30/2012	2,280	$366,248	—	—	2,280	$366,248

As of June 30, 2012, the following funds had open written option contracts or open purchased option contracts on Euro-Bund futures:

Inflation Protected Securities Fund
Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/(Loss)
Written Put	U.S. 10 Year Treasury Note	81	129.50	7/27/2012	$23,844

Diversifying Strategies Fund
Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/(Loss)
Written Call	Swiss Market Index	2,280	5,894.50	9/21/2012	$(334,771)

Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/(Loss)
Purchased Call	Euro-Bund	215	EUR	8/24/2012	$(520,338)

Swap Agreements (“Swaps”)

Swaps are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a typical “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, such as specified interest rates, a particular foreign currency, or a “basket” of securities or commodities as represented by a particular index. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on the return on or change in value of a “notional amount”, i.e. the predetermined dollar amount on which the dollar amount of gross returns are calculated.

Swap contract provisions and underlying assets are varied and customized to the specifications of the swap parties. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indexes during the specified period, in return for periodic payments based on a fixed or variable

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced fixed income security in the event of a default or other agreed upon credit related event by the issuer of the debt obligation. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Inflation rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal.

Certain funds may enter into swaps to manage certain risks (e.g. interest rate risk, which is the risk that interest rates will rise, causing prices of fixed income securities to fall, and credit risk, which is the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaps to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaps may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Foreign Currency Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*	*
Inflation Protected Securities	*	*	*	*
Discovery	*	*	*	*
Diversifying Strategies	*	*	*	*
Core Bond Index	*	*		*

The risks of entering into swaps include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of swaps may also include counterparty risk, which is the risk that the other party to a swap may not fulfill its obligations.

In certain types of swap transactions, the risk of loss is increased because the fund may be required to make additional or higher payments to the counterparty as a result of market volatility. In addition, swaps are not traded on exchanges or other organized markets and are generally illiquid.

Swap value changes, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. A realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of a swap. Net realized and unrealized gains and losses occurring during the holding period of swaps are a component of net realized gain (loss) on swaps and change in net unrealized appreciation (depreciation) on swaps in the Statement of Operations, respectively.

During the six month period ended June 30, 2012, the Inflation Protected Securities Fund participated in interest rate swaps. As of June 30, 2012 there were no swaps outstanding.

Swap Options (“Swaptions”)

A swaption is a contract that gives the holder the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Certain funds may enter into swaptions to manage certain risks (e.g., interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaptions to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Swaptions may be used by the following funds for the following purposes:

	Manage Risk:		Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*
Inflation Protected Securities	*	*	*
Discovery	*	*	*
Diversifying Strategies	*	*	*
Core Bond Index	*	*	*

When a fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement (i.e., the fund may be required to enter into a new swap agreement, or to shorten, extend, cancel, or otherwise modify an existing swap agreement, even when there has been an unfavorable change in the value of the underlying swap). The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations.

When a fund writes a call or put swaption, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the swaption written. These liabilities are reflected as written swaptions outstanding on the Statement of Assets and Liabilities. Certain swaptions may be written with premiums to be determined on a future date. Premiums received from writing swaptions that expire are treated as realized gains. Premiums received from writing swaptions that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap to determine the realized gain or loss.

Funds may also purchase put and call swaptions. Purchasing put or call swaptions tends to increase the fund’s potential opportunity to benefit from favorable market value changes in the underlying swap without obligating the fund to participate in unfavorable market changes that may occur. The fund pays a premium that is included on the fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for purchasing swaptions which expire are treated as realized losses. Certain swaptions may be purchased with premiums to be determined on a future date. The premiums for these swaptions are based upon implied volatility parameters at specified terms. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the swaption. When a fund exercises a put swaption, it will realize a gain or loss from the underlying swap and the proceeds will be decreased by the premium originally paid. When a fund exercises a call swaption, the cost of the swap that the fund purchases upon exercise will be increased by the premium originally paid. Swaptions written are reported as a liability in a fund’s Statement of Assets and Liabilities. Gains and losses are reported in a fund’s Statement of Operations.

During the six month period ended June 30, 2012, the Inflation Protected Securities Fund participated in interest rate swaptions.

Written swaption activity for the six month period ended June 30, 2012 was as follows:

	Call Swaptions		Put Swaptions		Total
Inflation Protected Securities Fund	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 12/31/2011	$—	$—	$42,100,000	$323,650	$42,100,000	$323,650

Written	14,500,000	165,550	14,800,000	240,971	29,300,000	406,521
Closed	—	—	(42,100,000)	(323,650)	(42,100,000)	(323,650)
Expired	—	—	—	—	—	—

Ending balance as of 06/31/2012	$14,500,000	$165,550	$14,800,000	$240,971	$29,300,000	$406,521

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

As of June 30, 2012, the following fund had open written swaption contracts outstanding:

Inflation Protected Securities Fund

Exchange	Counterparty	Contract	Notional Amount	Strike Rate	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
OTC	Deutsche Bank AG	Put—Interest Rate Swaption	$7,300,000	1.70%	3/18/2013	$117,212
OTC	Deutsche Bank AG	Call—Interest Rate Swaption	7,300,000	1.70%	3/18/2013	(114,350)
OTC	Deutsche Bank AG	Put—Interest Rate Swaption	4,800,000	1.50%	9/24/2012	48,518
OTC	Deutsche Bank AG	Call—Interest Rate Swaption	4,800,000	1.50%	9/24/2012	(58,750)
OTC	Citibank NA	Put—Interest Rate Swaption	2,400,000	1.70%	3/18/2013	36,930
OTC	Citibank NA	Call—Interest Rate Swaption	2,400,000	1.70%	3/18/2013	(37,663)
OTC	Deutsche Bank AG	Put—Interest Rate Swaption	300,000	2.00%	3/18/2013	2,275

						$(5,828)

Derivative Risk Exposure

In April 2009, the Company adopted FASB ASC 815 “Disclosure about Derivative Instruments and Hedging Activities” (“ASC 815”), which requires enhanced disclosures about the funds’ derivatives and hedging activities. The following tables reflect the value of the funds’ derivative contracts by certain risk exposure types (risks to which a fund is exposed as a result of holding the derivative contract) as of June 30, 2012.

	Asset Derivatives			Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
Low Duration Bond Fund
Interest rate	Receivable for variation margin on futures contracts	$—		Payable for variation margin on futures contracts	$33,847	*
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	—		Unrealized depreciation on forward foreign currency exchange contracts	34,931

Total		$—			$68,778

Inflation Protected Securities Fund
Interest rate	Investment in Securities, at value—purchased options and receivable for variation margin on futures contracts	$80,828	*	Payable for variation margin on futures contracts and written options at value	$456,413	*

Total		$80,828			$456,413

Discovery Fund
Interest rate	Receivable for variation margin on futures contracts	$—		Payable for variation margin on futures contracts	$9,670	*
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	—		Unrealized depreciation on forward foreign currency exchange contracts	16,384
Stock market	Receivable for variation margin on futures contracts	5,202,235	*	Payable for variation margin on futures contracts	—

Total		$5,202,235			$26,054

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	Asset Derivatives			Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
International Fund
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	$38,046		Unrealized depreciation on forward foreign currency exchange contracts	$—

Total		$38,046			$—

Diversifying Strategies Fund
Interest rate	Investment in Securities, at value—purchased options	$2,260,125		Payable for variation margin on futures contracts and payable for variation margin for options on Euro-Bund futures contracts	$920,212^	*
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	2,557,105		Unrealized depreciation on forward foreign currency exchange contracts	2,130,568
Stock market	Investment in Securities, at value—purchased options and receivable for variation margin on futures contracts	2,743,020	*	Payable for variation margin on futures contracts and written options at value	3,075,455	*

Total		$7,560,250			$6,126,235

500 Stock Index Fund
Stock market	Receivable for variation margin on futures contracts	$551,069	*	Payable for variation margin on futures contracts	$—	*

Total		$551,069			$—

Broad Market Index Fund
Stock market	Receivable for variation margin on futures contracts	$226,283	*	Payable for variation margin on futures contracts	$—	*

Total		$226,283			$—

Mid/Small Company Index Fund
Stock market	Receivable for variation margin on futures contracts	$272,017	*	Payable for variation margin on futures contracts	$—	*

Total		$272,017			$—

Overseas Equity Index Fund
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	$21,696		Unrealized depreciation on forward foreign currency exchange contracts	$5,341
Stock market	Receivable for variation margin on futures contracts	177,217	*	Payable for variation margin on futures contracts	1,119	*

Total		$198,913			$6,460

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Financial Statements. Only the current day’s variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

^	Includes cumulative appreciation (depreciation) of options on Euro-Bund futures and options contracts at value as reported in the Notes to Financial Statements and Schedule of Investments. Only the current day’s variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities for the options on Euro-Bund futures.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

The following tables reflect the funds’ gains (losses) related to derivative activities by risk exposure types (risks to which a fund is exposed as a result of holding the derivative contract) for the six month period ended June 30, 2012, in accordance with ASC 815. These gains (losses) are included in net realized gain (loss) or net change in unrealized appreciation (depreciation) in the Statements of Operations.

Low Duration Bond Fund[1]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$(22,200)	$—	$—	$(22,200)
Foreign currency	—		—	312,558	—	312,558

Total	$—		$(22,200)	$312,558	$—	$290,358

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$(52,864)	$—	$—	$(52,864)
Foreign currency	—		—	(183,950)	—	(183,950)

Total	$—		$(52,864)	$(183,950)	$—	$(236,814)

Inflation Protected Securities Fund[2]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$492,837	**	$(82,888)	$—	$233,248	$643,197
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$(280,468	)**	$307,402	$—	$(390,113)	$(363,179)

Discovery Fund[3]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$(22,284)	$—	$—	$(22,284)
Foreign currency	—		—	45,220	—	45,220
Stock market	—		6,143,841	—	—	6,143,841

Total	$—		$6,121,557	$45,220	$—	$6,166,777

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$(9,670)	$—	$—	$(9,670)
Foreign currency	—		—	(49,813)	—	(49,813)
Stock market	—		2,390,303	—	—	2,390,303

Total	$—		$2,380,633	$(49,813)	$—	$2,330,820

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

International Fund[4]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Foreign currency	$—		$—	$495,621	$—	$495,621
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Foreign currency	$—		$—	$(796,823)	$—	$(796,823)

Diversifying Strategies Fund[5]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$5,290,673	**	$(3,909,495)	$—	$—	$1,381,178
Foreign currency	—		—	1,581,482	—	1,581,482
Stock market	—		(31,509)	—	—	(31,509)

Total	$5,290,673	**	$(3,941,004)	$1,581,482	$—	$2,931,151

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$(3,261,463	)**	$1,374,568	$—	$—	$(1,886,895)
Foreign currency	—		—	(3,637,256)	—	(3,637,256)
Stock market	26,709	**	(1,463,827)	—	—	(1,437,118)

Total	$(3,234,754	)**	$(89,259)	$(3,637,256)	$—	$(6,961,269)

500 Stock Index Fund[6]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—		$364,000	$—	$—	$$364,000
	Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—		$524,228	$—	$—	$524,228

Broad Market Index Fund[7]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—		$1,169,092	$—	$—	$1,169,092
	Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—		$175,039	$—	$—	$175,039

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Mid/Small Company Index Fund[8]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$238,759	$—	$—	$238,759
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$226,299	$—	$—	$226,299

Overseas Equity Index Fund[9]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Foreign currency	$—	$—	$(74,408)	$—	$(74,408)
Stock market	—	$(69,768)	—	—	$(69,768)

Total	$—	$(69,768)	$(74,408)	$—	$(144,176)

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Foreign currency	$—	$—	$23,057	$—	$23,057
Stock market	—	142,019	—	—	142,019

Total	$—	$142,019	$23,057	$—	$165,076

**	The realized gain (loss) and unrealized appreciation (depreciation) for purchased options is reported in the Statements of Operations within realized gains (losses) on investments and net change in unrealized appreciation (depreciation) on investments. The realized gain (loss) and unrealized appreciation (depreciation) for purchased options on Euro-Bund futures is reported in the Statements of Operations within realized gains (losses) on purchased options on Euro-Bund futures contracts and net change in unrealized appreciation (depreciation) on purchased options on Euro-Bund futures contracts.

(1)	The Low Duration Bond Fund used futures to manage interest rate risk inherent in its fixed income securities, consistent with its principal investment strategies. The fund used forward currency contracts to manage currency risk.

(2)	The Inflation Protected Securities Fund used futures, options (including swaptions), and swaps to manage interest rate risk inherent in its fixed income securities, consistent with its principal investment strategies. The fund used futures, options (including swaptions), and swaps to obtain or adjust investment exposure to segments of the fixed income market in pursuit of its investment objective.

(3)	The Discovery Fund used Russell 2000 Index futures to obtain or adjust investment exposure to U.S. common stocks and used Japan Bond futures to manage interest rate risk inherent in its fixed income securities consistent with its principal investment strategies. The fund used forward currency contracts to manage foreign currency risk inherent in its foreign fixed income holdings.

(4)	The International Fund used forward currency contracts to obtain or adjust investment exposure to foreign currencies to facilitate the trading of the foreign securities in which the fund invested consistent with its principal investment strategies and in pursuit of its investment objective.

(5)	The Diversifying Strategies Fund, consistent with its principal investment strategies, used (1) foreign currency contracts to obtain or adjust investment exposure to foreign currencies; (2) futures to obtain or adjust investment exposure to stocks or to fixed income securities; and (3) options to obtain or adjust investment exposure to stocks and to fixed income securities.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

(6)	The 500 Stock Index Fund used futures to obtain or adjust investment exposure to equity issues in pursuit of its investment objective, when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(7)	The Broad Market Index Fund used futures to obtain or adjust investment exposure to equity issues in pursuit of its investment objective, when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(8)	The Mid/Small Company Index Fund used futures to obtain or adjust investment exposure to equity issues in pursuit of its investment objective, when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(9)	The Overseas Equity Index Fund used forward currency contracts to manage currency risks inherent in the fund’s equity securities in pursuit of its investment objective. The fund used futures to obtain or adjust investment exposure to equity securities, which were in support of the fund’s investment objective, when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

4.	Agreements and Other Transactions with Affiliates

VIA, a wholly owned subsidiary of ICMA Retirement Corporation (“ICMA-RC”), provides investment advisory services to each of the funds. Pursuant to Master Advisory Agreements, VIA is entitled to receive 0.10% of the average daily net assets of each Actively Managed and Milestone Fund and 0.05% of the average daily net assets of the Index Funds. Effective July 1, 2005, VIA is entitled to receive 0.10% on the first $500 million of net assets, 0.09% on the next $500 million of net assets, and 0.08% on net assets over $1 billion for each Model Portfolio Fund. For these services, VIA earned $8,925,080 in the aggregate for the six month period ended June 30, 2012.

Vantagepoint Transfer Agents, LLC (“VTA”), a wholly owned subsidiary of ICMA-RC, provides certain transfer agency and administrative shareholder support services for the funds related to the retirement plans investing in the funds. Pursuant to a Transfer Agency and Administrative Services Agreement with the Company, VTA is entitled to receive a fee for fund services. VTA receives 0.35% of the average daily net assets of each Actively Managed Fund, 0.30% of the average daily net assets of the Class I shares of the Index Funds and 0.10% of the average daily net assets of the Class II shares of the Index Funds. For these services, VTA earned $19,963,915 in the aggregate for the six month period ended June 30, 2012.

VIA and the Company contract with one or more subadvisers (“Subadvisers”) for the day-to-day management of each of the funds other than the Model Portfolio Funds and Milestone Funds. Each Subadviser is paid a fee by the funds during the year based on average net assets under management, except that the subadvisory fees for Mellon Capital Management Corporation for the Diversifying Strategies Fund are calculated based on the average net asset value of the fund’s assets allocated and assigned to it by VIA. The fee structure for many of the Subadvisers provides for a range of fees so that as average net assets under management increases the rate of fee paid to the Subadviser decreases. Other Subadvisers charge one fee no matter what amount of assets they have under management. Additional information about each Subadviser’s fee is presented in the Company’s prospectus and statement of additional information. Fees paid by each fund to Subadvisers during the six month period ended June 30, 2012 are presented in the “Additional Information” section of these Notes. The Subadviser’s fees during the six month period ended June 30, 2012 are shown here as an annual percentage of average net assets under management, except the subadvisory fees for Mellon Capital Management Corporation for the Diversifying Strategies Fund which were calculated based on the average net asset value of the assets allocated and assigned to it by VIA.

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)
Low Duration Bond	Payden & Rygel	0.10%
	STW Fixed Income Management LLC	0.18%

Inflation Protected Securities	Pacific Investment Management Company, LLC	0.20%
	BlackRock Financial Management, Inc.	0.10%

Equity Income	Barrow, Hanley, Mewhinney & Strauss, LLC	0.22%
	T. Rowe Price Associates, Inc.	0.32%
	Southeastern Asset Management, Inc.	0.52%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)
Growth & Income	Fiduciary Management, Inc.	0.29%
	T. Rowe Price Associates, Inc.	0.38%
	Wellington Management Company, LLP	0.27%

Growth	Atlanta Capital Management Company, LLC (1)	0.30%
	Columbus Circle Investors	0.33%
	D.G. Capital Management Trust (1)	0.35%
	Legg Mason Capital Management, LLC (1)	0.32%
	Tukman Grossman Capital Management, Inc. (1)	0.40%
	Victory Capital Management, Inc. (1)	0.26%
	Westfield Capital Management Company, L.P.	0.33%

Select Value	Artisan Partners Limited Partnership	0.55%
	Systematic Financial Management, L.P.	0.42%
	WEDGE Capital Management LLP	0.53%

Aggressive Opportunities	Legg Mason Capital Management, LLC (2)	0.32%
	Southeastern Asset Management, Inc.	0.56%
	TimesSquare Capital Management, LLC	0.50%
	Wellington Management Company, LLP (2)	0.41%

Discovery	Payden & Rygel	0.15%
	Wellington Management Company, LLP	0.73%

International	Artisan Partners Limited Partnership	0.65%
	GlobeFlex Capital, LP	0.40%
	Mondrian Investment Partners Limited	0.43%
	Walter Scott & Partners Limited	0.55%

Diversifying Strategies	Calamos Advisors LLC	0.53%
	Mellon Capital Management Corporation (3)	0.33%
	Payden & Rygel (Enhanced Cash Strategy)	0.10%
	Payden & Rygel (Low Duration Strategy)	0.10%
	Shenkman Capital Management, Inc.	0.38%

Core Bond Index	Mellon Capital Management Corporation	0.02%

500 Stock Index	Mellon Capital Management Corporation	0.02%

Broad Market Index	Mellon Capital Management Corporation	0.02%

Mid/Small Company Index	Mellon Capital Management Corporation	0.03%

Overseas Equity Index	Mellon Capital Management Corporation	0.07%

(1)	On January 23, 2012, Atlanta Capital Management Company, LLC and Victory Capital Management, Inc. began managing the assets allocated to them. D.G. Capital Management, LLC, Legg Mason Capital Management, LLC and Tukman Grossman Capital Management, Inc. were terminated as subadvisers.

(2)	At a meeting held on June 22, 2012, VIA recommended, and the Vantagepoint Board approved, the termination of Legg Mason Capital Management, LLC and Wellington Management Company, LLP, and the appointments of SSgA Funds Management, Inc. and Wells Capital Management Inc. as subadvisers to the Aggressive Opportunities Fund. These changes were effective on August 27, 2012.

(3)	Effective May 1, 2011, Mellon Capital Management Corporation contractually agreed to waive a portion of its subadvisory fee through April 30, 2014.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Expenses

The Model Portfolio Funds and Milestone Funds incur fees and expenses indirectly as shareholders in their respective underlying funds. Because the underlying funds have varied expense and fee levels and the Model Portfolio and Milestone Funds may own different proportions of such funds at different times, the amount of fees and expenses indirectly incurred by the Model Portfolio and Milestone Funds will vary.

Fee Waivers

VIA will waive its management fee or reimburse expenses to the extent necessary as a result of any increase in subadvisory fees payable by the Growth Fund that would cause the aggregate management and subadvisory fees of the Growth Fund to exceed 0.54% as a result of subadvisory changes. This commitment will continue until such time as shareholders approve an increase in this limit. For the six month period ended June 30, 2012 no waiver or reimbursement was required.

From January 4, 2010 through April 30, 2011, and from May 1, 2011 through April 30, 2012, and from May 1, 2012 through April 30, 2013, VIA contractually agreed to limit the Milestone 2045 Fund expense ratio to 1.10%. For the six month period ended June 30, 2012 no waiver or reimbursement was required.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) voluntarily waives a portion of its aggregate subadvisory fees for the Growth & Income and Equity Income Funds. These voluntary fee waivers were first implemented on May 1, 2003. The fee for each fund managed by T. Rowe Price is voluntarily reduced by the following percentages, which are determined based on the total amount of assets managed by T. Rowe Price for the Company: a 2.5% waiver on the first $500 million in total assets provided the total amount of assets managed by T. Rowe Price is between $250 and $500 million and a 5% waiver on total assets above $500 million. For the six month period ended June 30, 2012, the fee waiver for the Growth & Income Fund totaled $22,926 and the fee waiver for the Equity Income Fund totaled $37,669. Effective October 1, 2008, Tukman Grossman Capital Management, Inc. (“Tukman Grossman”) voluntarily agreed to waive a portion of its subadvisory fee in an amount equal to 0.10% of the average daily market value of the assets managed in the Growth Fund. This waiver totaled $17,264 for the six month period ended June 30, 2012. Effective May 1, 2011, Mellon Capital Management Corporation (“Mellon Capital Management”) agreed to waive a portion of its subadvisory fee through April 30, 2014 so that its fee for the Diversifying Strategies Fund does not exceed 0.325% of the average daily market value of the assets managed in the Diversifying Strategies Fund. This waiver totaled $446,606 for the six month period ended June 30, 2012.

5.	Investment Portfolio Transactions

Purchases and sales of investments, exclusive of short-term securities, for each fund for the six month period ended June 30, 2012 were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases at Cost	Sales Proceeds	Purchases at Cost	Sales Proceeds
Low Duration Bond	$53,691,542	$38,007,117	$123,494,053	$110,883,818
Inflation Protected Securities	72,359,546	248,361,999	258,282,149	15,476,562
Equity Income	—	—	91,635,251	106,226,013
Growth & Income	—	—	156,716,223	187,179,169
Growth	—	—	1,144,693,987	1,195,837,048
Select Value	—	—	89,395,547	87,986,913
Aggressive Opportunities	—	—	194,122,104	262,916,390
Discovery	27,744,126	24,783,799	53,934,701	57,335,634
International	—	—	330,032,349	277,352,525
Diversifying Strategies	61,660,036	64,784,661	318,732,314	244,010,910
Core Bond Index	198,263,866	164,666,467	286,332,935	235,798,343
500 Stock Index	—	—	29,126,941	3,220,541
Broad Market Index	—	—	2,890,495	8,977,870
Mid/Small Company Index	—	—	55,559,628	37,611,575

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	U.S. Government Obligations		Other Securities
Fund	Purchases at Cost	Sales Proceeds	Purchases at Cost	Sales Proceeds
Overseas Equity Index	$—	$—	$29,590,442	$1,611,273
Model Portfolio Savings Oriented	—	—	16,221,835	10,446,707
Model Portfolio Conservative Growth	—	—	32,859,317	22,122,377
Model Portfolio Traditional Growth	—	—	63,805,816	55,304,781
Model Portfolio Long-Term Growth	—	—	64,565,674	61,628,897
Model Portfolio All-Equity Growth	—	—	22,877,687	13,316,701
Milestone Retirement Income	—	—	9,962,666	8,785,862
Milestone 2010	—	—	11,393,557	13,455,258
Milestone 2015	—	—	24,879,703	15,579,118
Milestone 2020	—	—	36,448,424	11,411,834
Milestone 2025	—	—	31,884,317	5,348,053
Milestone 2030	—	—	24,751,246	4,358,126
Milestone 2035	—	—	18,798,339	2,985,983
Milestone 2040	—	—	18,032,180	2,156,813
Milestone 2045	—	—	9,945,683	750,122

6.	Tax Basis Unrealized Appreciation (Depreciation)

As of June 30, 2012, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Low Duration Bond	$588,102,921	$8,139,559	$3,288,905	$4,850,654
Inflation Protected Securities	597,770,393	46,661,261	932,955	45,728,306
Equity Income	1,967,583,226	299,578,404	162,964,423	136,613,981
Growth & Income	1,132,267,532	217,684,464	50,566,947	167,117,517
Growth	1,738,643,891	221,831,022	57,786,580	164,044,442
Select Value	340,367,714	42,258,048	11,078,108	31,179,940
Aggressive Opportunities	1,041,861,194	149,018,928	79,372,308	69,646,620
Discovery	214,686,842	15,157,858	11,286,182	3,871,676
International	1,282,068,931	101,586,979	110,158,045	(8,571,066)
Diversifying Strategies	904,683,906	18,137,591	9,584,600	8,552,991
Core Bond Index	1,202,944,509	65,788,982	2,882,580	62,906,402
500 Stock Index	321,124,138	186,810,023	47,606,457	139,203,566
Broad Market Index	393,074,428	250,831,523	84,348,815	166,482,708
Mid/Small Company Index	469,039,308	100,761,707	49,830,899	50,930,808
Overseas Equity Index	244,207,868	25,863,565	57,144,484	(31,280,919)
Model Portfolio Savings Oriented	289,682,698	13,239,625	—	13,239,625
Model Portfolio Conservative Growth	565,781,379	24,686,691	1,980,703	22,705,988
Model Portfolio Traditional Growth	1,408,555,998	59,156,438	23,228,112	35,928,326
Model Portfolio Long-Term Growth	1,769,187,956	88,187,657	40,122,702	48,064,955
Model Portfolio All-Equity Growth	712,023,595	22,660,246	25,712,484	(3,052,238)
Milestone Retirement Income	224,805,832	3,453,252	468,994	2,984,258
Milestone 2010	224,429,298	5,847,075	629,802	5,217,273
Milestone 2015	397,055,073	11,884,972	—	11,884,972
Milestone 2020	415,940,175	14,876,528	—	14,876,528
Milestone 2025	330,722,957	14,111,636	323,515	13,788,121
Milestone 2030	256,916,353	14,622,089	248,283	14,373,806
Milestone 2035	165,748,055	10,718,445	75,088	10,643,357
Milestone 2040	156,889,339	15,437,874	22,871	15,415,003
Milestone 2045	42,688,912	2,326,744	—	2,326,744

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

7.	Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to seek to earn additional income. As of June 30, 2012 certain funds had loaned securities, which were collateralized by cash or other forms of collateral as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. at least equal to the market value of the securities loaned. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. The fund may terminate a loan at any time and generally expects to receive the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

The funds will be indemnified by its custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an amount equal to the market value of the unreturned loaned securities. For purposes of calculating the amount of credit to a fund’s account, the market value of U.S. securities will be determined as of the date on which the custodian posts the credit to the fund and the market value of the U.S. securities may be more or less than it was on the date the securities were due to be returned to the fund. For non-U.S. securities, the market value of the securities to be credited to a fund is determined as of the date the securities were due to be returned to the fund.

The market value of the securities on loan and the value of the related collateral as of June 30, 2012, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$15,803,008	$16,138,328	102%
Inflation Protected Securities	702,754	718,575	102%
Equity Income	168,851,971	168,754,065	100	% *
Growth & Income	62,714,869	62,398,872	99	% *
Growth	72,409,531	71,459,765	99	% *
Select Value	27,906,755	30,099,531	108	% *
Aggressive Opportunities	124,377,619	124,234,834	100	% *
Discovery	14,393,842	15,365,407	107	% *
International	49,395,266	50,493,035	102	% *
Core Bond Index	23,213,348	23,750,128	102%
500 Stock Index	18,542,331	18,623,632	100	% *
Broad Market Index	32,059,070	32,253,704	101	% *
Mid/Small Company Index	59,413,413	59,874,734	101	% *
Overseas Equity Index	7,494,665	7,679,152	102	% *

*	Collateralization was brought into compliance the following business day.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

8.	Transactions with Affiliated Funds

As of June 30, 2012, the Model Portfolio Funds and Milestone Funds held investments in a number of the underlying funds. The figures presented below represent the percentages of shares outstanding in each of the underlying funds owned by the Model Portfolio and Milestone Funds on that date:

Underlying Fund	Model Portfolio Savings Oriented	Model Portfolio Conservative Growth	Model Portfolio Traditional Growth	Model Portfolio Long-Term Growth	Model Portfolio All-Equity Growth
Low Duration Bond	16.69%	19.93%	20.80%	—	—
Inflation Protected Securities	7.04%	9.23%	9.23%	—	—
Equity Income	1.57%	3.34%	8.94%	12.24%	6.60%
Growth & Income	2.44%	4.24%	13.83%	18.94%	9.68%
Growth	—	1.88%	7.65%	11.10%	6.45%
Select Value	—	5.13%	22.97%	44.83%	19.68%
Aggressive Opportunities	—	1.77%	7.94%	15.51%	6.83%
Discovery	—	—	21.18%	40.14%	31.22%
International	1.23%	3.80%	13.87%	23.41%	11.60%
Core Bond Index Class I	3.09%	8.08%	21.83%	27.51%	—
Diversifying Strategies	6.59%	12.15%	23.73%	23.97%	—

Underlying Fund	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
Low Duration Bond	12.49%	6.35%	8.08%	5.51%	2.03%
Inflation Protected Securities	5.25%	5.28%	6.15%	1.49%	—
Equity Income	1.20%	2.16%	4.06%	4.68%	4.07%
Growth & Income	1.86%	2.05%	3.64%	4.00%	3.54%
Growth	—	0.86%	1.65%	1.90%	1.70%
International	0.94%	1.71%	3.55%	4.35%	3.98%
Core Bond Index Class I	2.31%	1.68%	4.39%	6.65%	5.28%
Mid/Small Company Index Class I	—	—	6.99%	13.24%	13.68%
Diversifying Strategies	4.96%	4.46%	7.38%	7.16%	4.94%

Underlying Fund	Milestone 2030	Milestone 2035	Milestone 2040	Milestone 2045
Low Duration Bond	0.68%	0.10%	—	—
Equity Income	3.40%	2.34%	2.40%	0.64%
Growth & Income	3.05%	2.10%	2.17%	0.58%
Growth	1.50%	1.11%	1.15%	0.31%
International	3.50%	2.52%	2.63%	0.70%
Core Bond Index Class I	2.97%	1.17%	0.99%	0.25%
Mid/Small Company Index Class I	13.63%	11.28%	12.23%	3.26%
Diversifying Strategies	3.16%	1.24%	0.28%	—

9.	Control Persons and Principal Holders of Securities

A majority of the voting shares of each Fund are held either directly, or indirectly through the Model Portfolio Funds and the Milestone Funds, by VantageTrust, a group trust sponsored and maintained by VantageTrust Company, LLC (“Trust Company”), 777 N. Capitol Street, NE, Suite 600, Washington, DC 20002. VantageTrust was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The Trust Company, a New Hampshire non-depository banking Limited Liability Company, has the power to vote the shares of the Funds directly held by VantageTrust and has the power to direct the vote of the shares of the

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

underlying Funds held by the Model Portfolio Funds and the Milestone Funds under the proxy voting policy adopted by VIA and is therefore considered a “control” person of the Funds for purposes of the 1940 Act. Both the Trust Company and VIA are wholly owned subsidiaries of ICMA-RC. As a control person of each Fund, the Trust Company has the ability to control the outcome of matters submitted to the vote of shareholders. The following represents the percentage of shares outstanding in each of the Funds held, directly or indirectly, by VantageTrust as of June 30, 2012:

Fund	% owned by VantageTrust
Low Duration Bond	78.28%
Inflation Protected Securities	85.67%
Equity Income	90.52%
Growth & Income	89.85%
Growth	95.09%
Select Value	92.99%
Aggressive Opportunities	95.70%
Discovery	92.99%
International	90.93%
Diversifying Strategies	88.27%
Core Bond Index Class I	88.15%
Core Bond Index Class II	89.44%
500 Stock Index Class I	82.58%
500 Stock Index Class II	99.84%
Broad Market Index Class I	81.64%
Broad Market Index Class I	98.15%
Mid/Small Company Index Class I	81.43%
Mid/Small Company Index Class II	98.81%
Overseas Equity Index Class I	84.89%
Overseas Equity Index Class II	99.03%
Model Portfolio Savings Oriented	80.66%
Model Portfolio Conservative Growth	87.87%
Model Portfolio Traditional Growth	93.90%
Model Portfolio Long-Term Growth	95.71%
Model Portfolio All-Equity Growth	90.28%
Milestone Retirement Income	76.45%
Milestone 2010	74.03%
Milestone 2015	80.44%
Milestone 2020	83.69%
Milestone 2025	84.16%
Milestone 2030	83.91%
Milestone 2035	81.49%
Milestone 2040	83.04%
Milestone 2045	70.61%

Below are the names, addresses, and percentage of ownership of each person (or entity) that owns of record or is known to own beneficially 5% or more of any class of any Fund’s outstanding shares as of June 30, 2012:

Model Portfolio All-Equity Growth Fund

Name	Address	Percentage of Shares Owned
Cobb County Government (EIP)	100 Cherokee Street Suite 200 Marietta, Georgia 30090	5.12%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Milestone 2045 Fund

Name	Address	Percentage of Shares Owned
County of Sacramento (RHS)	700 H Street Suite 4667 Sacramento, CA 95814	11.80%

10.	Rebates of Brokerage Commissions

VIA has entered into agreements with brokers whereby the brokers will rebate a portion of the funds’ brokerage commissions on behalf of certain funds. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Statements of Operations. For the six month period ended June 30, 2012, the funds recaptured the following amounts of brokerage commissions:

Fund	Recaptured Brokerage Commissions
Equity Income	$3,955
Growth & Income	17,712
Growth	129,554
Select Value	25,294
Aggressive Opportunities	49,339
Discovery	6,539
International	142,407

11.	Subsequent Events

Management has evaluated events or transactions that may have occurred since June 30, 2012, that would merit recognition or disclosure in the financial statements. Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that required disclosure.

12.	Capital Stock Authorization

The Company’s Amended Declaration of Trust permits it to issue an unlimited number of full and fractional shares of beneficial interest of each fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that fund without thereby changing the proportionate beneficial interests in that fund and to divide such shares into classes. Each share of a class of a fund represents an equal proportional interest in the fund with each other share in the same class.

13.	Tax Disclosure

The Company received updated information concerning the tax character of distributions made by certain issuers during 2011, and as a result, pursuant to Section 852 of the Internal Revenue Code, has modified its reported designation of capital gain dividends for the year ended December 31, 2011, as follows:

Fund	Long Term Capital Gain Dividend	Fund	Long Term Capital Gain Dividend
Equity Income	$33,024,325	Milestone 2020	$1,372,938
Model Portfolio Traditional Growth	3,347,381	Milestone 2025	1,258,304
Model Portfolio Long-Term Growth	22,400,091	Milestone 2030	550,504
Milestone Retirement Income	4,195,160	Milestone 2035	432,417
Milestone 2010	1,724,774	Milestone 2045	302,595
Milestone 2015	2,143,112

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited)

A.	Subadviser Fees

Presented below are the fees paid by each fund to subadvisers during the six month period ended June 30, 2012. Fees are shown as an annual percentage of average net assets under management except that the subadvisory fees for Mellon Capital Management Corporation for the Diversifying Strategies Fund are calculated based on the average net asset value of the assets allocated and assigned to it by VIA. The total dollars below represent amounts paid to subadvisers for services performed during the period July 1, 2011 through March 31, 2012.

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)	Dollars Paid
Low Duration Bond	Payden & Rygel	0.10%	$128,103
	STW Fixed Income Management LLC	0.18%	245,381

Inflation Protected Securities	Pacific Investment Management Company, LLC	0.20%	289,277
	BlackRock Financial Management, Inc.	0.10%	137,469

Equity Income	Barrow, Hanley, Mewhinney & Strauss, LLC	0.22%	688,976
	T. Rowe Price Associates, Inc.	0.32%	953,537
	Southeastern Asset Management, Inc.	0.52%	1,592,602

Growth & Income	Fiduciary Management, Inc.	0.29%	601,015
	T. Rowe Price Associates, Inc.	0.38%	575,189
	Wellington Management Company, LLP	0.27%	648,416

Growth	Atlanta Capital Management Company, LLC (1)	0.30%	185,478
	Columbus Circle Investors	0.33%	811,829
	D.G. Capital Management Trust (1)	0.35%	201,238
	Legg Mason Capital Management, LLC (1)	0.32%	271,302
	Tukman Grossman Capital Management, Inc. (1)	0.40%	341,208
	Victory Capital Management, Inc. (1)	0.26%	205,882
	Westfield Capital Management Company, L.P.	0.33%	884,829

Select Value	Artisan Partners Limited Partnership	0.55%	301,674
	Systematic Financial Management, L.P	0.42%	229,835
	WEDGE Capital Management LLP	0.53%	294,288

Aggressive Opportunities	Legg Mason Capital Management, LLC (2)	0.32%	474,613
	Southeastern Asset Management, Inc.	0.56%	552,737
	TimesSquare Capital Management, LLC	0.50%	748,203
	Wellington Management Company, LLP (2)	0.41%	396,968

Discovery	Payden & Rygel	0.15%	74,902
	Wellington Management Company, LLP	0.73%	361,692

International	Artisan Partners Limited Partnership	0.65%	674,182
	GlobeFlex Capital, LP	0.40%	701,077
	Mondrian Investment Partners Limited	0.43%	733,095
	Walter Scott & Partners Limited	0.55%	561,113

Diversifying Strategies	Calamos Advisors LLC	0.53%	351,349
	Mellon Capital Management Corporation (3)	0.33%	480,095
	Payden & Rygel (Enhanced Cash Strategy)	0.10%	116,772
	Payden & Rygel (Low Duration Strategy)	0.10%	144,525
	Shenkman Capital Management, Inc.	0.38%	250,290

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)	Dollars Paid
Core Bond Index	Mellon Capital Management Corporation	0.02%	$119,510

500 Stock Index	Mellon Capital Management Corporation	0.02%	39,515

Broad Market Index	Mellon Capital Management Corporation	0.02%	58,818

Mid/Small Company Index	Mellon Capital Management Corporation	0.03%	64,805

Overseas Equity Index	Mellon Capital Management Corporation	0.07%	66,283

(1)	On January 23, 2012, Atlanta Capital Management Company, LLC and Victory Capital Management, Inc. began managing the assets allocated to them. D.G. Capital Management, LLC, Legg Mason Capital Management, LLC and Tukman Grossman Capital Management, Inc. were terminated as subadvisers.

(2)	At a meeting held on June 22, 2012, VIA recommended, and the Vantagepoint Board approved, the termination of Legg Mason Capital Management, LLC and Wellington Management Company, LLP, and the appointments of SSgA Funds Management, Inc. and Wells Capital Management Inc. as subadvisers to the Aggressive Opportunities Fund. These changes were effective on August 27, 2012.

(3)	Effective May 1, 2011, Mellon Capital Management Corporation contractually agreed to waive a portion of its subadvisory fee through April 30, 2014.

B.	Directors’ Considerations of Investment Advisory and Subadvisory Agreements

The following relates to the consideration by the Board of Directors of the Company (“Directors” or “Board”), during the period beginning January 1, 2012 through June 30, 2012, of the approval of the Master Investment Advisory Agreements (“Advisory Agreement” or “Advisory Agreements”) between VIA and each series of the Company (each series, a “Fund” and collectively, the “Funds”) and certain Investment Subadvisory Agreements (“Subadvisory Agreement” or “Subadvisory Agreements”) for the Funds.

Annual Consideration of the Investment Advisory Agreements and Certain Subadvisory Agreements

At a meeting held on January 13, 2012 (“January Meeting”), the Board, including a majority of the Directors who are not “interested persons” as defined in the Investment Company Act of 1940 (“Independent Directors”), approved the continuance of the Advisory Agreements between VIA and each Fund. In addition, the Board, including a majority of the Independent Directors, approved the continuance of the Subadvisory Agreements with respect to the following subadvisers and Funds (may be referred to collectively as the “Sub-Advised Funds”): Artisan Partners Limited Partnership (International and Select Value Funds); Barrow, Hanley, Mewhinney & Strauss LLC (Equity Income Fund); BlackRock Financial Management, Inc. (Inflation Protected Securities Fund); Calamos Advisors LLC (Diversifying Strategies Fund); Columbus Circle Investors (Growth Fund); Fiduciary Management, Inc. (Growth & Income Fund); GlobeFlex Capital, LP (“GlobeFlex”) (International Fund); Legg Mason Capital Management, LLC (“Legg Mason”) (Aggressive Opportunities Fund); Mellon Capital Management Corporation (“Mellon”) (Diversifying Strategies and Index Funds); Mondrian Investment Partners Limited (International Fund); Pacific Investment Management Company, LLC (“PIMCO”) (Inflation Protected Securities Fund); Payden & Rygel (Low Duration Bond, Discovery and Diversifying Strategies Funds); Shenkman Capital Management, Inc. (Diversifying Strategies Fund); Southeastern Asset Management Inc. (“Southeastern”) (Aggressive Opportunities and Equity Income Funds); STW Fixed Income Management, LLC (Low Duration Bond Fund); Systematic Financial Management L.P. (Select Value Fund); TimesSquare Capital Management, LLC (“TimesSquare”) (Aggressive Opportunities Fund); T. Rowe Price Associates, Inc. (Equity Income and Growth & Income Funds); Walter Scott & Partners Limited (International Fund); WEDGE Capital Management LLP (Select Value Fund); Wellington Management Company, LLP (“Wellington”) (Aggressive Opportunities, Growth & Income and Discovery Funds); and Westfield Capital Management Company, L.P. (Growth Fund).

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

In reaching its decisions, the Board considered the information furnished and discussed throughout the year at regularly scheduled Board or Committee meetings, as applicable, and reviewed and considered the information provided specifically in relation to the annual consideration of the approval of the Advisory Agreements and Subadvisory Agreements.

Information furnished in connection with Board or Investment Committee meetings throughout the year included, among other things, VIA’s analysis of, and presentations given by VIA on, each Fund’s investment performance and the investment performance of the subadvisers, the strategies being used to achieve stated objectives and various reports on the monitoring of the subadvisers, compliance and other services provided by VIA and its affiliates. In preparation for the January Meeting, the Directors requested and received information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data, on: (i) the investment performance over various time periods of each Fund as compared to a group of comparable funds (“Lipper peer group”); and (ii) the fees and expenses of each Fund as compared to a group of comparable funds (“Lipper expense group”). Additionally, in response to specific requests from the Independent Directors in connection with the January Meeting, VIA furnished, and the Board considered, a wide variety of information and reports concerning VIA and the subadvisers, including: (1) the nature, extent and quality of services provided to the Funds by VIA (and its affiliates) and by the subadvisers; (2) the level of the advisory and subadvisory fees that are charged to each Fund and a comparison with the fees charged to other clients; (3) profitability information of VIA and its affiliate, Vantagepoint Transfer Agents, LLC (“VTA”), and, to the extent available, certain profitability information of the subadvisers; and (4) VIA’s and each subadviser’s compliance program. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by VIA or its affiliates and the subadvisers as a result of their relationships with the Funds. In addition to evaluating, among other things, the written information provided by VIA, the Board also considered the answers to questions posed by the Board to representatives of VIA at the January Meeting.

In considering the information and materials described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreements and Subadvisory Agreements for all of the Funds were considered at the same Board meeting, the Directors addressed each Fund separately. In view of the broad scope and variety of factors and information, the Directors did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Advisory Agreements and Subadvisory Agreements for an additional year. Rather, the approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decisions to approve the Advisory Agreements and Subadvisory Agreements.

Nature, Extent and Quality of Services In examining the nature, extent and quality of the services to be provided by VIA, the Directors considered the qualifications, experience and capability of VIA’s management and other personnel and the extent of care and conscientiousness with which VIA performs its duties. In this regard, the Directors considered, among other matters: (a) the asset allocation services provided, and the monitoring of the performance of the underlying funds performed, by VIA with respect to the Model Portfolio Funds and the Milestone Funds; (b) the subadviser selection process and fee negotiation process whereby VIA seeks to achieve an appropriate and competitive level of fee and fee structure, and VIA’s on-going monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure; (c) the process by which VIA evaluates and monitors the subadvisers, including with respect to portfolio security brokerage and trading practices; (d) VIA’s process for identifying instances where there may be a need to replace a subadviser, reallocate assets, or both, and to efficiently and economically effect such changes; (e) the cash management services provided to the Sub-Advised Funds; and (f) the nature of the non-investment advisory services provided to the Funds, such as the supervision of the Funds’ other third-party service providers by VIA or its affiliates.

The Board also considered the nature, extent and quality of the services provided to the Funds by VIA’s affiliates, including transfer agency and distribution services. The Board took into account the extensive shareholder services provided by VTA in order to satisfy the needs of the Funds’ shareholders.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

In addition, the Directors considered information provided by VIA regarding the overall financial strength of VIA and its affiliates and the resources and staffing in place with respect to the services provided to the Funds.

With respect to the nature, extent and quality of the investment advisory services provided by each subadviser to the Sub-Advised Funds, the Directors considered each subadviser’s investment management process in managing the assets allocated to it, including the experience and capability of the subadviser’s management and other personnel responsible for the portfolio management of the applicable Fund and compliance with the Fund’s investment policies and restrictions. In addition, the Directors considered information with respect to the assets under management of each subadviser; the percentage of assets the applicable Fund represents of the assets under management of each subadviser; and the resources and staffing in place with regard to the services provided to the Funds by each subadviser. The Directors also considered the favorable assessment provided by VIA as to the nature and quality of the services provided by each subadviser to the Sub-Advised Funds and the ability of each subadviser to fulfill its contractual obligations with respect to the Sub-Advised Funds.

Based on the totality of the information considered, the Directors concluded that the Funds were likely to benefit from the nature, extent and quality of VIA’s and the subadvisers’ services, as applicable, as well as the services of VIA’s affiliates, and that VIA and its affiliates, as well as the subadvisers, have the ability to continue to provide these services based on their respective experience, operations and current resources.

Investment Performance The Board placed emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Investment Committee meetings, as applicable, particular attention was given to the performance reports provided specifically in connection with the January Meeting. In particular, the Directors reviewed the performance of each Fund over a five-year period ending June 30, 2011, or shorter period, as applicable, relative to its stated investment objective, benchmark and Lipper peer group. The Directors also considered updated performance information for each Fund relative to its benchmark and, with respect to applicable Funds, its Morningstar, Inc. (“Morningstar”) peer category (“Morningstar peer group”), through October 31, 2011.

In reviewing the performance of the Funds over the five-year period ended June 30, 2011, the Directors considered that the performance of each of the following Funds was in one of the first three quintiles of its Lipper peer group for all of the periods reviewed: Low Duration Bond Fund; Growth & Income Fund; Select Value Fund; Discovery Fund; International Fund; 500 Stock Index Fund; Overseas Equity Index Fund; Model Portfolio All-Equity Growth Fund; Milestone 2030 Fund; Milestone 2035 Fund; Milestone 2040 Fund; and Milestone 2045 Fund. In addition, the Directors considered that the performance of each of the following Funds was in one of the first three quintiles of its Lipper peer group for all but one of the periods reviewed: Equity Income Fund; Aggressive Opportunities Fund; Broad Market Index Fund (Class II); and Milestone 2020 Fund.

With regard to the performance of the Inflation Protected Securities Fund relative to its Lipper peer group, the Directors noted that its performance was in the second quintile for the three-, four- and five-year periods ended June 30, 2011. In addition, the Directors considered VIA’s explanation that the Fund had below-average duration positioning as compared to the funds included in its Lipper peer group in late 2010 and early 2011, which affected the Fund’s more recent performance relative to its Lipper peer group. The Directors also considered that the Fund outperformed its Morningstar peer group for the 2010 calendar year and the calendar year-to-date period ended October 31, 2011.

With regard to the performance of the Growth Fund relative to its Lipper peer group, the Board considered that VIA had conducted a strategic review and evaluation of the Fund during 2010, which resulted in the reallocation of the Growth Fund’s assets in October 2010 among the Fund’s subadvisers in order to enhance the Fund’s overall risk/return profile. The Board also considered that in December 2011, in order to improve the Fund’s performance, VIA recommended, and the Board approved, changes to the subadvisory structure of the Fund effective at the end of January 2012, which would result in the termination of three subadvisers, the hiring of two replacement subadvisers and the reallocation of the Fund’s assets among the two remaining subadvisers and the two new subadvisers.

With respect to the performance of the Diversifying Strategies Fund, the Directors considered that the Fund was in the second quintile of its Lipper peer group for the period since inception (October 30, 2007) through June 30, 2011.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

In addition, the Directors noted that the Fund outperformed the median of its Morningstar peer group for the calendar year-to-date period ended June 30, 2011 and for the three-year period ended June 30, 2011. The Board also considered that, in an effort to enhance the Fund’s performance, VIA had conducted a strategic review and evaluation of the Fund, which resulted in the termination of a subadviser to the Fund and the reallocation of the Fund’s assets among the remaining subadvisers in June 2011. The Directors further considered VIA’s continuing review and evaluation of the Fund, which would result in an increase in the Fund’s assets allocated to the convertible securities strategy effective on May 1, 2012.

With regard to the performance of the Core Bond Index Fund, the Broad Market Index Fund (Class I) and the Mid/Small Company Index Fund relative to their respective Lipper peer groups, the Directors considered VIA’s explanation that the Lipper peer group for each of these Funds includes certain funds that seek to replicate the performance of an index that is different than the index the applicable Fund seeks to replicate, which affected each Fund’s performance relative to its Lipper peer group. With respect to the performance of the Core Bond Index Fund relative to its Lipper peer group, the Directors also considered that the Class II performance of the Fund was in the second and third quintiles of its Lipper peer group for the one- and two-year periods ended June 30, 2011, respectively. With respect to the performance of the Mid/Small Company Index Fund relative to its Lipper peer group, the Directors also considered that the Class I performance of the Fund was in the second quintile of its Lipper peer group for the one- and three-year periods ended June 30, 2011, and the Class II performance of the Fund was in the first quintile of its Lipper peer group for the one- and three-year periods ended June 30, 2011. In addition, the Directors took into consideration VIA’s explanation that the Core Bond Index Fund, the Broad Market Index Fund and the Mid/Small Company Index Fund performed as expected relative to their respective benchmarks when taking into account the fees and expenses of the applicable Funds.

With respect to the performance of the Model Portfolio Savings Oriented Fund, Model Portfolio Conservative Growth Fund, Model Portfolio Traditional Growth Fund and Model Portfolio Long-Term Growth Fund relative to each Fund’s Lipper peer group, the Directors took into consideration VIA’s assessment that each Fund’s conservative asset allocation positioning as compared to certain funds included in its Lipper peer group affected the Fund’s performance in certain of the periods reviewed. The Directors also considered that the performance of the Model Portfolio Traditional Growth Fund and Model Portfolio Long-Term Growth Fund relative to their respective Lipper peer groups was in one of the top three quintiles in three of the five performance periods presented. In addition, the Directors considered that the performance of the Model Portfolio Savings Oriented Fund and Model Portfolio Conservative Growth Fund relative to their respective Lipper peer groups was in one of the top three quintiles in two of the five performance periods presented.

With respect to the performance of the Milestone Retirement Income Fund, Milestone 2010 Fund, Milestone 2015 Fund and Milestone 2025 Fund relative to each Fund’s Lipper peer group, the Directors considered VIA’s assessment that each Fund’s conservative asset allocation positioning as compared to certain funds included in its Lipper peer group affected the Fund’s relative performance in certain of the periods reviewed. The Directors also considered that the performance of the Milestone 2010 Fund, Milestone 2015 Fund and Milestone 2025 Fund relative to their respective Lipper peer groups was in one of the top three quintiles in three of the five performance periods presented; and the performance of the Milestone Retirement Income Fund relative to its Lipper peer group was in the third quintile in two of the five performance periods presented.

For the Sub-Advised Funds, the Directors also considered VIA’s conclusions, and the reasons supporting VIA’s conclusions, that the performance record of each subadviser with respect to the assets of the Fund it manages supports approval of its Subadvisory Agreement for an additional one-year period.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits Management Fees and Expenses. The Board considered the fees payable under each Advisory Agreement and under each Subadvisory Agreement for the Sub-Advised Funds. The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels based on the Fund’s total net assets as of June 30, 2011) and actual management fee rate (which includes the effect of any fee waivers) as a percentage of total assets—these fee rates include advisory, subadvisory and administrative service fees—to other funds in its Lipper expense group. Based on the data provided on management fee rates, on a Fund-by-Fund basis, the Board noted that: (i) each Fund’s

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

contractual management fee rate at a common asset level, was lower than the median of its Lipper expense group; and (ii) the actual management fee rate of each Fund was at or lower than the median of its Lipper expense group, except for the Inflation Protected Securities Fund, Select Value Fund, International Fund, 500 Stock Index Fund (Class I), Broad Market Index Fund (Class I), Mid/Small Company Index Fund (Class I), Model Portfolio Long-Term Growth Fund, and each of the Milestone Funds. With respect to these Funds, the Board considered that each Fund’s actual total expense ratio was lower than the median of its Lipper expense group.

The Board also reviewed the information compiled by Lipper comparing each Fund’s total expense ratio to other funds in its Lipper expense group. Based on this comparative expense data, the Board noted that the actual total expense ratio for each Fund was lower than the median of its Lipper expense group.

The Board also reviewed and considered information about the fee rates charged to other accounts for which VIA’s affiliate provides management and/or investment advisory services, and for which, in some cases, these services are provided in conjunction with administrative services, and took into consideration the differences in services performed for such other accounts as compared to their fee rates.

With regard to the Sub-Advised Funds, the Directors also considered VIA’s assessment, which was based in part on information provided by the subadvisers, that each subadvisory fee reflects the lowest available fee schedule from the respective subadviser for “like accounts.” For this purpose, the term “like accounts” was used by VIA generally to describe other accounts of similar size (including any other registered and unregistered investment companies) managed by a subadviser that have the same investment objective as, and other characteristics similar to, the portfolio being managed for a Fund by the subadviser.

For each Sub-Advised Fund, the Directors also considered VIA’s conclusion that the compensation payable to each subadviser under its respective Subadvisory Agreement is fair and reasonable in light of the nature and quality of the services to be provided to the Fund.

The foregoing comparisons assisted the Directors in determining to approve each Advisory Agreement and Subadvisory Agreement by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis.

Profitability. The Board reviewed the materials it received from VIA regarding its revenues and expenses in connection with the services provided to each Fund and the Company as a whole. The Directors considered information regarding VTA’s revenues and expenses relating to the services it provides to each Fund and the Company as a whole. The materials provided in this regard showed, and the Directors acknowledged, that VIA and VTA experienced positive net margins with respect to certain Funds and did not experience positive net margins with respect to other Funds. The Directors also considered the overall net margin levels of VIA and VTA. With respect to the Sub-Advised Funds, the Directors reviewed the subadviser profitability information to the extent available, and took into account VIA’s on-going monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, as well as VIA’s assessment that the subadvisory fee rate charged by each subadviser reflects the lowest available fee schedule from the subadviser for like accounts.

Economies of Scale. With respect to whether economies of scale are realized by VIA as a Fund’s assets increase and whether management fee levels reflect these economies of scale for the benefit of Fund investors, the Board considered, on a Fund-by-Fund basis, the current level of management fee charged and fee structure and concluded that VIA’s fee structure with respect to each Fund was appropriate at this time.

With regard to each Sub-Advised Fund, the Directors considered that the fee schedule relating to each Subadvisory Agreement (except for the Subadvisory Agreements with PIMCO (Inflation Protected Securities Fund), Legg Mason (Aggressive Opportunities Fund), GlobeFlex (International Fund) and Mellon (Diversifying Strategies Fund)) currently includes breakpoints and these Sub-Advised Funds and their shareholders will benefit from reduced subadvisory fee rates as the assets managed by the relevant subadviser increase, and that this represents a recognition that economies are being passed on by the subadviser to the Fund’s shareholders. With respect to GlobeFlex, the Directors considered that GlobeFlex had agreed to, and the Board was being asked to approve at the January Meeting, an amendment to the International Fund’s Subadvisory Agreement with GlobeFlex that adds a breakpoint to the

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

existing fee schedule, effective March 1, 2012. The Directors also considered that each Subadvisory Agreement was the product of arm’s-length negotiations. The Directors further considered the appropriateness of each subadvisory fee structure in light of VIA’s assessment that each subadvisory fee reflects the lowest available fee schedule from the respective subadviser for like accounts.

“Fall Out” or Ancillary Benefits. The Board considered whether there were any “fall-out” or ancillary benefits that may accrue to VIA and its affiliates and the subadvisers as a result of their relationships with the Funds. With respect to VIA, the Directors noted that VIA stated that it indirectly benefits from increased exposure to the research, insight, management style, investment strategies, personnel and resources of the subadvisers. With regard to the subadvisers, the Board considered that certain subadvisers may experience benefits due to their relationships with the Funds, which include reputational and marketing benefits, and may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Directors noted that the subadvisers are required to select brokers that meet the Funds’ requirements for seeking best execution, and that VIA monitors and evaluates the subadvisers’ trade execution with respect to the Funds’ brokerage transactions on a regular basis and provides reports to the Board in this regard. The Board concluded that the benefits accruing to VIA and its affiliates and to the subadvisers by virtue of their relationships to the Funds appeared to be reasonable.

After evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by VIA and each subadviser, the Board concluded that the level of fees to be paid to VIA with respect to each Fund, and each subadviser with respect to the Sub-Advised Funds, is reasonable.

In summary, based on the various considerations discussed above, the Board determined that approval of the Advisory Agreement with respect to each Fund and the Subadvisory Agreement with respect to each Sub-Advised Fund was in the best interests of the applicable Fund. As a result, the Board, including a majority of the Independent Directors, approved each Advisory Agreement and Subadvisory Agreement.

Vantagepoint International Fund

As discussed above, at the January Meeting, the Board, including a majority of the Independent Directors, also approved an amended fee schedule to the existing Subadvisory Agreement with GlobeFlex for the International Fund. The fee schedule for the International Fund was amended to incorporate a breakpoint of 0.30% of the International Fund’s average daily net asset assets when the assets managed by GlobeFlex are above $450 million, effective as of March 1, 2012. In approving the amended fee schedule with GlobeFlex, the Board took into consideration that GlobeFlex represented that the nature, quality and scope of services GlobeFlex provides to the International Fund would not be affected by the change in fee.

Vantagepoint Aggressive Opportunities Fund

At the June Meeting, the Board, including a majority of the Independent Directors, also approved initial Subadvisory Agreements (each a “New Subadvisory Agreement”) among the Company, VIA and each of Wells Capital Management Inc. (“WellsCap”) and SSgA Funds Management, Inc. (“SSgA FM”), relating to the Aggressive Opportunities Fund. In connection with the approval of the New Subadvisory Agreement with SSgA FM, VIA also recommended, and the Board approved, the implementation of an additional principal investment strategy for the Aggressive Opportunities Fund that would allow SSgA FM to manage the portion of the Fund’s assets allocated to it by following an indexed or “passively managed” strategy of investing in (or obtaining exposure to) stocks included in a custom version of the Russell Midcap Growth Index (the “passive mid cap growth strategy”). Also at the June Meeting, VIA recommended and the Board approved: (i) the termination of Legg Mason and Wellington as subadvisers to the Aggressive Opportunities Fund; and (ii) a change in the amount of the Funds’ assets to be allocated to one of its existing subadvisers, Southeastern. Before approving the appointment of WellsCap and SSgA FM as subadvisers to the Aggressive Opportunities Fund, the Board of the Company considered the recommendations of, and supporting analyses and data presented by, VIA.

With respect to the Board’s consideration of each New Subadvisory Agreement, the Directors received written information in advance of the June Meeting from VIA, which included: (1) VIA’s rationale for recommending the implementation of a

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

passive mid cap growth strategy for the Aggressive Opportunities Fund; (2) the process by which VIA selected and recommended for Board approval WellsCap and SSgA FM as subadvisers to the Aggressive Opportunities Fund; (3) the nature, extent and quality of the services that WellsCap and SSgA FM would provide to the Aggressive Opportunities Fund; (4) the experience, investment management business, personnel and operations of each of WellsCap and SSgA FM; (5) the brokerage and trading policies and practices of each of WellsCap and SSgA FM; (6) the level of the subadvisory fees to be charged to the Aggressive Opportunities Fund by WellsCap and SSgA FM and a comparison of those fees to the: (a) fee schedules for WellsCap and SSgA FM for managing other comparable accounts; and (b) fees charged by a group of U.S. separate account investment managers utilizing an active small/mid cap growth equity style with respect to WellsCap, and a U.S. passive equity style with respect to SSgA FM; (7) the compliance programs of WellsCap and SSgA FM; (8) the performance information for each of WellsCap and SSgA FM utilizing a small/mid cap growth equity strategy and a passive mid cap growth strategy, respectively, and such performance compared to a relevant benchmark and peer group; (9) the Aggressive Opportunities Fund’s expected overall investment advisory fee and projected total expense ratio compared to a group of mid cap growth funds, taking into account: (a) the proposed change in subadvisers; and (b) the proposed amount of the Aggressive Opportunities Fund’s assets to be allocated to each of WellsCap, SSgA FM, Southeastern and TimesSquare (“proposed target asset allocation levels”); and (10) the financial condition of each of WellsCap and SSgA FM.

In considering the information and materials described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. In determining whether to approve each New Subadvisory Agreement, the Directors considered the information received in advance of the June Meeting, the presentations made by, and discussions held with, representatives of WellsCap and SSgA FM, VIA’s personnel and the Company’s Chief Compliance Officer prior to the June Meeting and at the June Meeting, as applicable, as well as a variety of factors. In view of the scope and variety of factors and information, the Directors did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the New Subadvisory Agreements. Rather, the approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decision to approve the New Subadvisory Agreements.

Nature, Extent and Quality of Services With respect to the nature, extent and quality of the services expected to be provided by WellsCap and SSgA FM under their respective New Subadvisory Agreements, the Directors considered the specific investment process to be employed by each of WellsCap and SSgA FM in managing the assets of the Aggressive Opportunities Fund to be allocated to them; the qualifications of WellsCap’s and SSgA FM’s respective investment management personnel with regard to implementing a small/mid cap growth equity strategy and a passive mid cap growth strategy, respectively; performance information provided for each of WellsCap and SSgA FM as compared to a relevant benchmark and peer group; WellsCap’s and SSgA FM’s infrastructure and whether such infrastructure appeared to adequately support the investment strategies to be implemented by each of WellsCap and SSgA FM; and VIA’s review process and favorable assessment as to the nature, quality and extent of the subadvisory services expected to be provided by each of WellsCap and SSgA FM to the Aggressive Opportunities Fund. The Directors acknowledged that WellsCap and SSgA FM have experienced portfolio management personnel; and appeared to have adequate infrastructure and support staff to seek to achieve favorable results implementing their respective proposed mandates for the Aggressive Opportunities Fund. The Directors concluded that the nature, extent and quality of the subadvisory services expected to be provided by each of WellsCap and SSgA FM were appropriate for the Aggressive Opportunities Fund in light of its investment strategy and, thus, supported a decision to approve each New Subadvisory Agreement.

Investment Performance The Directors evaluated the investment performance information provided by VIA for WellsCap and SSgA FM with respect to the proposed mandate each is to employ for the Aggressive Opportunities Fund, and considered such performance information versus a relevant benchmark and peer group (based on information provided by an independent third-party source). The Directors concluded that the performance information provided supported approval of each New Subadvisory Agreement.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Subadvisory Fees, Expense Ratio Impact and Economies of Scale In evaluating each proposed subadvisory fee, the Directors reviewed WellsCap’s and SSgA FM’s subadvisory fee schedules. The Directors considered comparisons of the subadvisory fee to be charged by each of WellsCap and SSgA FM to the Aggressive Opportunities Fund with its respective fee schedule for managing other accounts with an investment mandate similar to the mandate the subadviser is to employ on behalf of the Aggressive Opportunities Fund. The Directors considered that, based on the information provided by VIA, the proposed fee schedule for each of WellsCap and SSgA FM is lower than each subadviser’s respective standard fee schedule for managing accounts with a similar mandate. The Directors also considered VIA’s representation that, with respect to WellsCap and SSgA FM, it negotiated the lowest fee schedule available for “like accounts” (accounts of similar size and mandate). Additionally, based on information provided by VIA, the Directors considered that the nature of the subadvisory services each of WellsCap and SSgA FM is to provide to the Aggressive Opportunities Fund appeared to be comparable to those each subadviser currently provides to its other subadvisory clients.

The Directors reviewed information provided by VIA (which was based on an independent third-party source) on the fees charged by a group of U.S. separate account investment managers to accounts with assets comparable to the amount of assets to be allocated initially to each of WellsCap and SSgA FM and that employ a similar investment style to the investment style each subadviser is to employ for the Aggressive Opportunities Fund. According to the information provided, the effective fee rate to be paid by the Aggressive Opportunities Fund to each of WellsCap and SSgA FM at the proposed initial asset allocation levels would be below the median fee charged by such managers.

The Directors also considered information from VIA showing that there would be a decrease in the overall subadvisory fees and, therefore, a decrease in the total expense ratio of the Aggressive Opportunities Fund as a result of the proposed changes in subadvisory arrangements and the proposed target asset allocation levels for the Fund. Referring to data provided by VIA and compiled by Morningstar, the Directors also noted that the expected total investment advisory fee for the Aggressive Opportunities Fund, taking into account the proposed subadviser changes and the proposed target asset allocation levels of the Fund, was lower than the average and median investment advisory fee of a group of mutual funds in Morningstar’s mid cap growth funds category. The Directors also considered information provided by VIA and compiled by Morningstar on the total expense ratios of a group of mutual funds in Morningstar’s mid cap growth funds category, which showed that, if WellsCap and SSgA FM served as a subadvisers to the Aggressive Opportunities Fund at the proposed subadvisory fee rates, along with Southeastern and TimesSquare at their current subadvisory fee rates, based on the proposed target asset allocation levels for the Fund, the Fund’s expected total expense ratio would be below the average and median expense ratios of such funds.

The foregoing comparisons assisted the Directors in considering the New Subadvisory Agreements by providing them with a basis for evaluating WellsCap’s and SSgA FM’s respective fees, including in light of the Aggressive Opportunities Fund’s expected overall investment advisory fee and total expense ratio, on a relative basis. Based on this information, the Directors concluded that WellsCap’s and SSgA FM’s subadvisory fees appeared to be within a reasonable range for the services to be provided.

The Directors also reviewed the information provided by WellsCap and SSgA FM regarding the estimated profits to be realized from their respective relationships with the Aggressive Opportunities Fund. In reviewing the extent to which economies of scale may be realized by WellsCap as the assets of the Aggressive Opportunities Fund to be managed by it grow, and whether the proposed fee levels reflect these economies, the Directors considered that WellsCap’s proposed fee schedule included breakpoints, which indicates that the proposed subadvisory fee rate is intended to capture certain anticipated economies of scale for the benefit of the Aggressive Opportunities Fund’s shareholders in connection with the services to be provided. With respect to SSgA FM, the Directors considered that, although the proposed subadvisory fee schedule does not include breakpoints, the fee schedule is lower than SSgA FM’s standard fee schedule for its other U.S. passive equity mandates and is lower than the median fee charged by a group of U.S. separate account investment managers to accounts with assets comparable to the amount of assets proposed to be allocated to SSgA FM and with a similar investment strategy to the investment strategy SSgA FM is to employ for the Aggressive Opportunities Fund. The Directors concluded that each proposed fee schedule with respect to WellsCap and SSgA FM was appropriate at this time.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Other Considerations The Directors considered VIA’s judgment that the addition of the passive mid cap growth strategy to the Aggressive Opportunities Fund, along with the addition of WellsCap and SSgA FM as subadvisers to the Aggressive Opportunities Fund, would add value by complementing the investment approach of two of the current subadvisers to the Aggressive Opportunities Fund, TimesSquare and Southeastern. In this regard, the Directors considered VIA’s belief that the addition of the passive mid cap growth strategy and the addition of WellsCap and SSgA FM as subadvisers, along with VIA’s recommendation to terminate Legg Mason and Wellington and implement the proposed target asset allocation levels for the Aggressive Opportunities Fund should serve to enhance the Aggressive Opportunities Fund’s risk/return attributes.

The Directors considered the selection and due diligence process employed by VIA in deciding to recommend WellsCap and SSgA FM as subadvisers to the Aggressive Opportunities Fund and also considered VIA’s conclusion that the fee to be paid to each of WellsCap and SSgA FM for their respective services to the Fund is reasonable and appropriate in light of the nature and quality of services to be provided by each subadviser and the reasons supporting that conclusion. The Directors also considered information from VIA concerning its strategy to efficiently implement the subadviser transitions. The Directors concluded that VIA’s recommendations and conclusions supported approval of each New Subadvisory Agreement.

The Directors also considered the potential “fall-out” or ancillary benefits that may accrue to WellsCap and SSgA FM due to each subadviser’s relationship with the Aggressive Opportunities Fund. The Directors considered that WellsCap and SSgA FM receive research or other services from certain brokers in connection with the execution of the Aggressive Opportunities Fund’s brokerage transactions. However, the Directors noted that all subadvisers are required to select brokers who meet the Aggressive Opportunities Fund’s requirements for seeking best execution, and that VIA monitors and evaluates the subadvisers’ trade execution with respect to Aggressive Opportunities Fund brokerage transactions on a regular basis and provides reports to the Board in this regard. With regard to SSgA FM, the Board also considered that SSgA FM stated that it may experience benefits such as reputational, marketing and economies of resources due to its relationship with the Fund. The Directors concluded that the potential benefits that may accrue to WellsCap and SSgA FM by virtue of their relationships with the Aggressive Opportunities Fund appeared to be reasonable.

Conclusion After full consideration of the foregoing factors, with no single factor identified as being of paramount importance, the Directors, including a majority of the Independent Directors, concluded that the initial approval of each New Subadvisory Agreement was in the best interests of the Aggressive Opportunities Fund and its shareholders, and approved the New Subadvisory Agreement with, and the fee to be paid to, each of WellsCap and SSgA FM.

The foregoing changes to the Aggressive Opportunities Fund are expected to be in place on or about August 27, 2012.

C.	Householding

Only one copy of this Semi-Annual Report may be mailed to households, even if more than one person in a household is a shareholder of record, unless the Company has received instructions to the contrary. If you need additional copies of this Semi-Annual Report, please contact the Company toll free at 800-669-7400 or in writing at 777 North Capitol Street, NE, Suite 600, Washington, D.C. 20002. If you do not want this mailing of this Semi-Annual Report to be combined with those for other members of your household, contact the Company in writing at 777 North Capitol Street, NE, Suite 600, Washington, D.C. 20002 or toll free at 800-669-7400.

D.	Other Available Information

A description of the Company’s proxy voting policies and procedures and the proxy voting record for the six month period ended June 30, 2012 are available without charge, upon request by calling 800-669-7400, on the Company’s website at www.icmarc.org, or by accessing the Securities and Exchange Commission’s website at www.sec.gov.

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; the Company’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Wilshire®, the Wilshire IndexesSM, Wilshire 5000 Total Market IndexSM, and Wilshire 4500 Completion IndexSM are service marks of Wilshire Associates Incorporated (“Wilshire”) and have been licensed for use by The Vantagepoint Funds (the “Funds”), on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, respectively. All content of the Wilshire Indexes and the aforementioned indexes is ©2012 Wilshire Associates Incorporated, all rights reserved. The Funds are not sponsored, endorsed, sold or promoted by Wilshire, and Wilshire makes no representations or warranties with respect to the Funds. Wilshire has no relationship with The Vantagepoint Funds, other than the licensing of the aforementioned indexes and its service marks for use in connection with these two Funds. Wilshire does not:

•	Sponsor, endorse, sell or promote the Funds.

•	Recommend that any person invest in the Funds or any other securities.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds.

•	Have any responsibility or liability for the administration, management or marketing of the Funds.

•	Consider the needs of the Funds or their shareholders in determining, composing or calculating the above indexes or have any obligation to do so.

Wilshire shall have no liability in connection with the Funds. Specifically, Wilshire makes no representation or warranty, express or implied, regarding:

•	The results to be obtained by the Funds, their shareholders or any other person in connection with the use of the above indexes and the data included in those indexes;

•	The accuracy or completeness of these indexes and any related data; or

•	The merchantability or the fitness for a particular purpose or use of these indexes and/or its related data.

Wilshire shall not have any liability for any errors, omissions or interruptions in the above indexes or related data. Under no circumstances will Wilshire be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Wilshire knows that they might occur. The licensing agreement between The Vantagepoint Funds, on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, and Wilshire is solely for the Funds’ benefit and not for the benefit of Fund shareholders or any other third parties.

“Standard & Poor’s “, “S&P “, “S&P 500 “, “Standard & Poor’s 500 “, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Vantagepoint Funds for the Vantagepoint 500 Stock Index Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., and makes no representation regarding the advisability of investing in the Fund.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—62.6%
Aerospace & Defense—0.6%
Boeing Co. (The)
1.875%	11/20/2012		$1,280,000	$1,286,577
Raytheon Co.
1.400%	12/15/2014		430,000	436,536
United Technologies Corp.
1.200%	06/01/2015		280,000	283,460
0.967%	06/01/2015	#	1,285,000	1,299,838

				3,306,411

Auto Components—0.5%
Johnson Controls, Inc.
1.750%	03/01/2014		3,000,000	3,044,232

Automobile—0.8%
Daimler Finance North America LLC
2.300%	01/09/2015	^	1,290,000	1,316,974
1.875%	09/15/2014	^	760,000	764,466
Toyota Motor Credit Corp. MTN
1.000%	02/17/2015	†	910,000	911,664
Volkswagen International Finance NV (Netherlands)
1.625%	03/22/2015	^	1,400,000	1,405,779

				4,398,883

Beverages—0.7%
Anheuser-Busch InBev Worldwide, Inc.
9.750%	11/17/2015		BRL 1,125,000	622,013
2.500%	03/26/2013	†	1,080,000	1,095,284
Diageo Capital plc (United Kingdom)
1.500%	05/11/2017		770,000	773,738
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	720,000	742,927
1.850%	01/15/2015	^	590,000	598,795

				3,832,757

Biotechnology—0.6%
Amgen, Inc.
2.300%	06/15/2016		700,000	720,118
1.875%	11/15/2014		860,000	873,852
Gilead Sciences, Inc.
2.400%	12/01/2014		370,000	381,556
Life Technologies Corp.
3.500%	01/15/2016		1,300,000	1,354,539

				3,330,065

Capital Markets—2.7%
Astoria Financial Corp.
5.000%	06/19/2017		690,000	690,702
Bank of New York Mellon Corp. (The) MTN
1.200%	02/20/2015		300,000	301,811
Bear Stearns Cos. LLC (The)
5.700%	11/15/2014		7,340,000	7,946,959
Goldman Sachs Group, Inc. (The)
1.466%	02/07/2014	#	1,430,000	1,413,576
Morgan Stanley
1.446%	04/29/2013	#	1,530,000	1,509,116
TD Ameritrade Holding Corp.
4.150%	12/01/2014		1,140,000	1,205,794
WCI Finance LLC/WEA Finance LLC
5.400%	10/01/2012	^	1,000,000	1,009,994

Coupon Rate	Maturity Date		Face	Value

WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC (Australia)
5.125%	11/15/2014	^	$1,170,000	$1,238,546

				15,316,498

Chemicals—1.3%
Airgas, Inc.
2.850%	10/01/2013		460,000	470,040
Dow Chemical Co. (The)
7.600%	05/15/2014		4,685,000	5,217,483
2.500%	02/15/2016	†	690,000	709,958
Eastman Chemical Co.
2.400%	06/01/2017		500,000	505,880
Ecolab, Inc.
2.375%	12/08/2014		290,000	299,734

				7,203,095

Commercial Banks—9.9%
Banco Bradesco SA (Brazil)
2.566%	05/16/2014	#^	300,000	299,767
Banco de Credito del Peru (Peru)
4.750%	03/16/2016	^	1,110,000	1,146,075
Banco do Brasil SA (Brazil)
4.500%	01/22/2015	^	1,180,000	1,253,750
Bank of Ceylon (Sri Lanka)
6.875%	05/03/2017	^	840,000	840,000
Bank of Nova Scotia (Canada)
1.850%	01/12/2015		950,000	965,778
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015		2,590,000	2,684,563
1.509%	01/13/2014	#	970,000	971,463
BB&T Corp.
1.166%	04/28/2014	#	350,000	352,100
BB&T Corp., Series A MTN
3.375%	09/25/2013		700,000	720,303
Capital One Financial Corp.
7.375%	05/23/2014		3,630,000	3,989,392
2.125%	07/15/2014		860,000	867,751
CIT Group, Inc.
4.750%	02/15/2015	^	700,000	719,250
Commonwealth Bank of Australia (Australia)
2.125%	03/17/2014	^	1,360,000	1,380,151
Credit Suisse (Switzerland)
1.427%	01/14/2014	#†	2,020,000	2,023,052
Danske Bank A/S (Denmark)
1.517%	04/14/2014	#^	1,450,000	1,418,587
HSBC Bank plc (United Kingdom)
1.625%	07/07/2014	^†	970,000	978,319
HSBC USA, Inc.
2.375%	02/13/2015		595,000	602,161
ING Bank NV (Netherlands)
3.750%	03/07/2017	^	1,200,000	1,195,641
1.518%	03/15/2013	#^	1,400,000	1,400,753
KeyCorp MTN
3.750%	08/13/2015		560,000	593,371
National Bank of Canada (Canada)
1.500%	06/26/2015		780,000	782,968
Oversea-Chinese Banking Corp. Ltd. (Singapore)
1.625%	03/13/2015	^	700,000	703,803
Royal Bank of Scotland plc (The) (United Kingdom)
3.950%	09/21/2015		5,990,000	6,105,829
3.250%	01/11/2014		1,320,000	1,325,709
Royal Bank of Scotland plc (The), Series 2 (United Kingdom)
3.400%	08/23/2013		1,250,000	1,263,295

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Santander US Debt SAU (Spain)
3.781%	10/07/2015	^	$5,200,000	$4,858,719
Sparebank 1 Boligkreditt AS (Norway)
1.250%	10/25/2013	^	570,000	573,013
Standard Chartered plc (United Kingdom)
3.200%	05/12/2016	^†	3,800,000	3,887,894
Toronto-Dominion Bank (The) (Canada)
2.500%	07/14/2016		4,150,000	4,303,911
Union Bank NA, Bank Note
2.125%	12/16/2013		1,380,000	1,401,429
US Bancorp
4.200%	05/15/2014		1,300,000	1,384,201
US Bancorp MTN
1.375%	09/13/2013		1,000,000	1,008,796
US Bank NA, Bank Note
0.747%	10/14/2014	#	690,000	687,294
Wachovia Bank NA, Bank Note
4.800%	11/01/2014		1,385,000	1,476,733
Wells Fargo & Co. MTN
2.100%	05/08/2017		310,000	311,049
Westpac Banking Corp. (Australia)
1.019%	04/08/2013	#^	1,000,000	1,003,473

				55,480,343

Computers & Peripherals—1.8%
Hewlett-Packard Co.
3.000%	09/15/2016		4,436,000	4,567,292
2.650%	06/01/2016		750,000	767,481
2.350%	03/15/2015		1,100,000	1,117,895
1.550%	05/30/2014	†	3,660,000	3,681,188

				10,133,856

Consumer Finance—4.4%
Ally Financial, Inc.
4.500%	02/11/2014		900,000	914,625
American Express Credit Corp. MTN
2.750%	09/15/2015		2,500,000	2,610,720
1.750%	06/12/2015		300,000	303,624
American Express Credit Corp., Series D MTN
5.125%	08/25/2014		3,177,000	3,433,800
American Honda Finance Corp.
2.375%	03/18/2013	^	470,000	475,747
1.450%	02/27/2015	^	1,190,000	1,195,269
Caterpillar Financial Services Corp.
2.050%	08/01/2016		2,766,000	2,857,369
Caterpillar Financial Services Corp. MTN
1.125%	12/15/2014		200,000	201,857
Ford Motor Credit Co. LLC
3.875%	01/15/2015		1,280,000	1,318,954
HSBC Finance Corp.
0.897%	06/01/2016	#	5,347,000	4,905,242
International Lease Finance Corp.
4.875%	04/01/2015		690,000	693,855
John Deere Capital Corp. MTN
2.950%	03/09/2015		1,210,000	1,278,480
1.600%	03/03/2014		1,160,000	1,178,735
PACCAR Financial Corp. MTN
1.550%	09/29/2014		620,000	629,703
1.050%	06/05/2015		280,000	281,134
0.695%	04/05/2013	#	840,000	843,159

Coupon Rate	Maturity Date		Face	Value

RCI Banque SA (France)
2.339%	04/11/2014	#^	$1,900,000	$1,847,571

				24,969,844

Containers & Packaging—0.1%
Rock-Tenn Co.
4.450%	03/01/2019	^	410,000	421,753

Diversified Financial Services—8.6%
Bank of America Corp.
4.875%	01/15/2013		3,850,000	3,914,210
4.500%	04/01/2015		3,025,000	3,120,061
3.700%	09/01/2015	†	635,000	641,981
Bank of America Corp., Series 1
3.750%	07/12/2016		520,000	524,715
Caisse Centrale Desjardins du Quebec (Canada)
1.700%	09/16/2013	^	350,000	353,573
Citigroup, Inc.
6.375%	08/12/2014		2,000,000	2,141,942
6.010%	01/15/2015		2,660,000	2,859,649
6.000%	12/13/2013	†	2,800,000	2,943,682
4.450%	01/10/2017		1,545,000	1,621,190
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
3.375%	01/19/2017		4,887,000	5,034,920
Equifax, Inc.
4.450%	12/01/2014		240,000	253,675
ERAC USA Finance LLC
2.250%	01/10/2014	^	550,000	553,507
General Electric Capital Corp.
5.900%	05/13/2014		680,000	738,975
2.150%	01/09/2015		1,290,000	1,312,540
General Electric Capital Corp. MTN
1.875%	09/16/2013		300,000	303,219
1.099%	04/07/2014	#	1,000,000	999,638
General Electric Capital Corp., Series A MTN
3.750%	11/14/2014		1,130,000	1,187,039
0.728%	09/15/2014	#	2,075,000	2,051,009
General Electric Capital Corp., Series G MTN
1.336%	05/09/2016	#	5,675,000	5,589,620
JPMorgan Chase & Co.
3.150%	07/05/2016		460,000	473,509
JPMorgan Chase & Co. MTN
1.875%	03/20/2015		1,230,000	1,229,857
Lloyds TSB Bank plc (United Kingdom)
4.875%	01/21/2016		7,280,000	7,649,016
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		1,040,000	1,075,934
National Rural Utilities Cooperative Finance Corp.
1.000%	02/02/2015	†	520,000	522,923
Susser Holdings LLC/Susser Finance Corp.
8.500%	05/15/2016		950,000	1,037,875

				48,134,259

Diversified Telecommunication Services—4.7%
AT&T, Inc.
4.850%	02/15/2014		600,000	639,407
1.700%	06/01/2017		1,380,000	1,388,045
0.875%	02/13/2015	†	620,000	619,936
British Telecommunications plc (United Kingdom)
2.000%	06/22/2015		400,000	405,788
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		400,000	428,376

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Deutsche Telekom International Finance BV (Netherlands)
3.125%	04/11/2016	^	$8,695,000	$9,001,264
Frontier Communications Corp.
6.250%	01/15/2013		700,000	717,938
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013		280,000	281,400
5.250%	10/01/2015		1,986,000	1,971,105
Telefonica Emisiones SAU (Spain)
4.949%	01/15/2015		4,000,000	3,783,820
2.582%	04/26/2013		1,090,000	1,073,921
Verizon Communications, Inc.
4.350%	02/15/2013		750,000	767,481
1.250%	11/03/2014		1,680,000	1,701,645
1.071%	03/28/2014	#	3,595,000	3,628,455
Windstream Corp.
8.125%	08/01/2013		190,000	201,162

				26,609,743

Electric Utilities—2.5%
Enel Finance International NV (Luxembourg)
3.875%	10/07/2014	^†	6,034,000	5,935,591
Exelon Generation Co. LLC
5.350%	01/15/2014		5,345,000	5,663,760
Georgia Power Co.
1.300%	09/15/2013		1,100,000	1,109,266
MidAmerican Energy Holdings Co.
3.150%	07/15/2012		1,000,000	1,001,005
NextEra Energy Capital Holdings, Inc.
1.611%	06/01/2014		520,000	521,654

				14,231,276

Electronic Equipment, Instruments & Components—0.2%
Agilent Technologies, Inc.
2.500%	07/15/2013		470,000	476,538
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012		640,000	643,238

				1,119,776

Food & Staples Retailing—1.3%
Kroger Co. (The)
2.200%	01/15/2017		650,000	657,968
Safeway, Inc.
5.800%	08/15/2012		1,000,000	1,005,857
3.400%	12/01/2016		650,000	662,636
TESCO plc (United Kingdom)
2.000%	12/05/2014	^	4,700,000	4,750,957
Woolworths Ltd. (Australia)
2.550%	09/22/2015	^	220,000	226,666

				7,304,084

Food Products—0.8%
Ingredion, Inc.
3.200%	11/01/2015		310,000	323,634
Kellogg Co.
5.125%	12/03/2012		1,000,000	1,018,793
Kraft Foods Group, Inc.
1.625%	06/04/2015	^	440,000	444,971
Kraft Foods, Inc.
5.250%	10/01/2013		340,000	357,998
2.625%	05/08/2013		340,000	345,103

Coupon Rate	Maturity Date		Face	Value

Wm. Wrigley Jr. Co.
3.700%	06/30/2014	^	$2,190,000	$2,263,825

				4,754,324

Gas Utilities—0.1%
Sabine Pass LNG LP
7.250%	11/30/2013		665,000	691,600

Health Care Equipment & Supplies—0.7%
Covidien International Finance SA (Luxembourg)
1.875%	06/15/2013		880,000	888,899
1.350%	05/29/2015		350,000	350,703
DENTSPLY International, Inc.
1.967%	08/15/2013	#	800,000	804,679
Stryker Corp.
3.000%	01/15/2015		680,000	715,976
2.000%	09/30/2016		1,120,000	1,148,654

				3,908,911

Health Care Providers & Services—1.9%
Express Scripts Holding Co.
2.750%	11/21/2014	^	1,300,000	1,328,575
HCA, Inc.
6.750%	07/15/2013		225,000	235,688
Quest Diagnostics, Inc.
1.318%	03/24/2014	#	410,000	413,576
UnitedHealth Group, Inc.
4.875%	02/15/2013		3,000,000	3,076,767
WellPoint, Inc.
6.800%	08/01/2012		1,790,000	1,798,657
5.000%	12/15/2014		2,000,000	2,174,380
2.375%	02/15/2017		1,445,000	1,482,499

				10,510,142

Hotels, Restaurants & Leisure—0.2%
Wendy’s Restaurants LLC
10.000%	07/15/2016		910,000	981,672

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)
7.750%	03/01/2014		565,000	615,850

Industrial Conglomerates—0.1%
Danaher Corp.
1.300%	06/23/2014		400,000	404,357

Insurance—3.2%
Aflac, Inc.
3.450%	08/15/2015	†	2,937,000	3,128,061
Allstate Corp. (The)
6.200%	05/16/2014		800,000	880,368
American International Group, Inc.
3.000%	03/20/2015	†	700,000	703,992
Hartford Financial Services Group, Inc.
4.000%	03/30/2015		510,000	535,218
MetLife, Inc.
2.375%	02/06/2014		450,000	459,346
Metropolitan Life Global Funding I
5.125%	04/10/2013	^	2,000,000	2,066,532
1.219%	01/10/2014	#^	2,100,000	2,102,457
Prudential Covered Trust 2012-1
2.997%	09/30/2015	^	2,275,000	2,312,799
Prudential Financial, Inc. MTN
3.875%	01/14/2015		1,951,000	2,044,121
Prudential Financial, Inc., Series C MTN
4.750%	06/13/2015		1,600,000	1,718,835

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Prudential Financial, Inc., Series D MTN
5.150%	01/15/2013		$1,000,000	$1,023,354
3.625%	09/17/2012		1,100,000	1,106,411

				18,081,494

Internet & Catalog Retail—0.1%
eBay, Inc.
0.875%	10/15/2013		500,000	503,081

IT Services—0.4%
International Business Machines Corp.
2.100%	05/06/2013		2,170,000	2,199,273

Life Sciences Tools & Services—0.2%
Howard Hughes Medical Institute
3.450%	09/01/2014		1,100,000	1,168,477

Machinery—0.1%
Tyco Electronics Group SA (Luxembourg)
1.600%	02/03/2015		270,000	271,300

Media—2.2%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014		1,060,000	1,138,442
DISH DBS Corp.
4.625%	07/15/2017	^†	1,000,000	1,006,250
NBCUniversal Media LLC
3.650%	04/30/2015		850,000	903,675
Time Warner Cable, Inc.
8.250%	02/14/2014		2,200,000	2,450,382
6.200%	07/01/2013		5,500,000	5,780,665
Time Warner, Inc.
3.150%	07/15/2015		440,000	464,372
Viacom, Inc.
4.375%	09/15/2014		700,000	749,703

				12,493,489

Metals & Mining—3.5%
Alcoa, Inc.
6.000%	07/15/2013	†	5,200,000	5,455,486
ArcelorMittal (Luxembourg)
3.750%	02/25/2015		1,980,000	2,008,346
Barrick Gold Corp. (Canada)
1.750%	05/30/2014		510,000	516,503
Barrick Gold Financeco LLC
6.125%	09/15/2013		795,000	844,315
BHP Billiton Finance USA Ltd. (Australia)
1.000%	02/24/2015		360,000	360,851
0.737%	02/18/2014	#	2,704,000	2,714,629
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^†	720,000	725,400
Freeport-McMoRan Copper & Gold, Inc.
2.150%	03/01/2017	†	270,000	266,499
1.400%	02/13/2015		300,000	299,166
Rio Tinto Finance USA Ltd. (Australia)
8.950%	05/01/2014		2,875,000	3,284,308
Rio Tinto Finance USA plc (United Kingdom)
1.125%	03/20/2015		700,000	702,040
Steel Dynamics, Inc.
7.375%	11/01/2012		880,000	891,000

Coupon Rate	Maturity Date		Face	Value

Xstrata Finance Canada Ltd. (Canada)
2.850%	11/10/2014	^	$1,765,000	$1,799,575

				19,868,118

Multiline Retail—0.4%
Target Corp.
1.125%	07/18/2014		500,000	504,888
0.636%	07/18/2014	#	1,800,000	1,806,210

				2,311,098

Multi-Utilities—0.6%
DTE Energy Co.
1.167%	06/03/2013	#	950,000	951,798
Sempra Energy
1.228%	03/15/2014	#	2,661,000	2,667,730

				3,619,528

Oil, Gas & Consumable Fuels—1.2%
BP Capital Markets plc (United Kingdom)
3.875%	03/10/2015		700,000	750,604
Chesapeake Energy Corp.
7.625%	07/15/2013	†	460,000	476,675
ConocoPhillips
4.750%	02/01/2014		600,000	637,527
4.600%	01/15/2015	†	455,000	498,432
Petrohawk Energy Corp.
7.875%	06/01/2015		1,000,000	1,040,234
Phillips 66
2.950%	05/01/2017	^	270,000	277,755
1.950%	03/05/2015	^†	270,000	272,109
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	680,000	657,900
Tesoro Corp.
6.625%	11/01/2015		355,000	362,988
Total Capital International SA (France)
1.500%	02/17/2017		410,000	412,081
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015		550,000	586,415
WPX Energy, Inc.
5.250%	01/15/2017	^	990,000	1,007,325

				6,980,045

Paper & Forest Products—0.1%
Masco Corp.
4.800%	06/15/2015		465,000	478,102

Personal Products—0.2%
Revlon Consumer Products Corp.
9.750%	11/15/2015		950,000	1,021,250

Pharmaceuticals—1.0%
GlaxoSmithKline Capital plc (United Kingdom)
0.750%	05/08/2015		860,000	860,506
Novartis Capital Corp.
4.125%	02/10/2014		1,170,000	1,235,629
Pfizer, Inc.
3.625%	06/03/2013	EUR	200,000	260,010
Sanofi (France)
1.625%	03/28/2014		800,000	813,802
Teva Pharmaceutical Finance III BV (Netherlands Antilles)
1.700%	03/21/2014		500,000	507,288
Teva Pharmaceutical Finance IV LLC
1.700%	11/10/2014		1,040,000	1,061,693

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Valeant Pharmaceuticals International
6.500%	07/15/2016	^†	$720,000	$756,000

				5,494,928

Real Estate Investment Trusts (REITs)—0.9%
Digital Realty Trust LP
4.500%	07/15/2015		550,000	574,857
Duke Realty LP
5.400%	08/15/2014		560,000	595,070
HCP, Inc.
2.700%	02/01/2014		1,410,000	1,433,073
Health Care REIT, Inc.
6.000%	11/15/2013		810,000	849,561
Simon Property Group LP
4.200%	02/01/2015		210,000	221,518
Vornado Realty LP
4.250%	04/01/2015		1,080,000	1,139,716

				4,813,795

Road & Rail—0.4%
JB Hunt Transport Services, Inc.
3.375%	09/15/2015		850,000	878,526
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.125%	05/11/2015	^	800,000	805,330
Ryder System, Inc. MTN
2.500%	03/01/2017		540,000	545,455

				2,229,311

Software—0.4%
Microsoft Corp.
2.950%	06/01/2014		1,400,000	1,464,120
Oracle Corp.
3.750%	07/08/2014		700,000	743,648

				2,207,768

Tobacco—1.7%
Altria Group, Inc.
8.500%	11/10/2013		5,319,000	5,845,246
BAT International Finance plc (United Kingdom)
1.400%	06/05/2015	^	2,469,000	2,470,469
Lorillard Tobacco Co.
3.500%	08/04/2016		1,060,000	1,106,060

				9,421,775

Trading Companies & Distributors—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		695,000	701,950

Transportation Infrastructure—0.6%
BAA Funding Ltd. (CHI)
2.500%	06/25/2015	^	3,500,000	3,522,096

Water Utilities—0.3%
Thames Water Utilities Cayman Finance Ltd. MTN (Cayman Islands)
6.125%	02/04/2013	EUR	1,400,000	1,824,723

Coupon Rate	Maturity Date		Face	Value

Wireless Telecommunication Services—0.4%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		$300,000	$320,569
Vodafone Group plc (United Kingdom)
4.150%	06/10/2014		1,780,000	1,889,014

				2,209,583

TOTAL CORPORATE OBLIGATIONS
(Cost $347,437,007)				352,124,915

MORTGAGE-RELATED SECURITIES—8.3%
Commercial Mortgage-Backed Securities—0.4%
Extended Stay America Trust, Series 2010-ESHA, Class A
2.951%	11/05/2027	^	1,154,855	1,166,580
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A2
2.900%	10/29/2020		1,100,000	1,172,875

				2,339,455

Non-Agency Mortgage-Backed Securities—2.7%
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 1A1
3.025%	01/25/2035	#	571,108	500,697
Fosse Master Issuer plc, Series 2012-1A, Class 2A2 (United Kingdom)
1.727%	10/18/2054	#^	2,250,000	2,249,888
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.651%	09/25/2035	#	2,095,376	2,048,815
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
2.954%	12/19/2035	#	2,585,848	1,823,168
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
2.351%	12/25/2034	#	1,433,532	1,449,330
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1
2.619%	04/25/2034	#	207,636	204,214
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	2,534,456	2,566,982
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	2,531,025	2,604,806
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 2A1
2.149%	10/19/2034	#	511,792	312,094
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.906%	03/25/2044	#	500,300	471,858
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
2.649%	09/25/2034	#	1,366,497	1,090,297

				15,322,149

U.S. Government Agency Mortgage-Backed Securities—5.2%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	^	1,352,771	1,384,900

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

MORTGAGE-RELATED SECURITIES—(Continued)
Federal National Mortgage Association
5.000%	07/01/2035		$3,901,305	$4,255,469
4.000%	11/01/2040-
	09/01/2041		3,571,574	3,809,079
3.500%	05/01/2020-
	12/01/2020		1,935,642	2,047,401
3.144%	07/01/2041	#	3,928,843	4,130,933
3.088%	06/01/2041	#	2,596,679	2,730,110
2.241%	10/01/2034	#	1,500,247	1,585,563
2.191%	09/01/2034	#	128,325	134,123
2.165%	09/01/2034	#	181,537	189,826
2.059%	10/01/2034	#	223,713	234,910
0.589%	07/01/2016	#	2,800,000	2,824,580
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		362,845	367,322
National Credit Union Administration Guaranteed Notes, Series 2010-R2, Class 1A
0.610%	11/06/2017	#	1,584,148	1,584,639
National Credit Union Administration Guaranteed Notes, Series 2010-R3, Class 1A
0.800%	12/08/2020	#	3,518,449	3,533,297

				28,812,152

TOTAL MORTGAGE-RELATED SECURITIES
(Cost $47,270,373)				46,473,756

U.S. TREASURY OBLIGATIONS—9.4%
U.S. Treasury Notes—9.4%
U.S. Treasury Note
1.250%	10/31/2015		6,000,000	6,150,468
0.875%	11/30/2016		25,450,000	25,706,485
0.375%	06/30/2013	‡‡	7,280,000	7,289,952
0.250%	02/28/2014-
	02/15/2015		13,749,000	13,735,177

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $52,827,599)				52,882,082

GOVERNMENT RELATED OBLIGATIONS—5.7%
U.S. Government Agencies—1.7%
Federal Home Loan Mortgage Corp.
0.625%	12/29/2014		7,800,000	7,834,764
National Credit Union Administration Guaranteed Notes, Series A2
1.400%	06/12/2015		1,770,000	1,804,940

				9,639,704

Non-U.S. Government Agencies—0.7%
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015	^	500,000	518,125
KFW (Germany)
1.375%	01/13/2014		1,500,000	1,521,159
Korea National Oil Corp. (Korea, Republic of)
2.875%	11/09/2015	^	1,160,000	1,183,321
Petrobras International Finance Co. (Cayman Islands)
2.875%	02/06/2015		410,000	417,175

				3,639,780

Coupon Rate	Maturity Date		Face	Value

Sovereign Debt—0.8%
Korea Finance Corp. (Korea, Republic of)
3.250%	09/20/2016		$1,660,000	$1,709,073
Panama Government International Bond (Panama)
9.375%	07/23/2012		500,000	502,262
7.250%	03/15/2015		393,000	449,985
Qatar Government International Bond (Qatar)
3.125%	01/20/2017	^	780,000	817,050
South Africa Government International Bond (South Africa)
6.500%	06/02/2014		880,000	970,640

				4,449,010

Supranational—1.0%
European Investment Bank
1.125%	04/15/2015		5,555,000	5,606,323

U.S. Municipal Bonds—1.2%
California General Obligation Bonds (California)
5.450%	04/01/2015		3,635,000	4,031,215
5.250%	04/01/2014		1,200,000	1,288,332
Kentucky Asset Liability Commission Revenue Bonds (Kentucky)
3.165%	04/01/2018		1,100,000	1,139,864
University of California Revenue Bonds (California)
1.988%	05/15/2050	#	460,000	465,874

				6,925,285

Non-U.S. Regional Authority Bonds—0.3%
Province of Manitoba (Canada)
1.375%	04/28/2014	†	1,500,000	1,526,883

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $30,883,779)				31,786,985

ASSET-BACKED SECURITIES—10.0%
Automobile—2.0%
Capital Auto Receivables Asset Trust Series 2008-1, Class A4B
1.592%	07/15/2014	#	406,156	406,501
Enterprise Fleet Financing LLC Series 2012-1, Class A2
1.140%	11/20/2017	^	2,800,000	2,802,001
Ford Credit Auto Owner Trust Series 2009-A, Class A4
6.070%	05/15/2014		1,074,911	1,095,980
Harley-Davidson Motorcycle Trust Series 2009-3, Class A4
2.540%	04/15/2017		1,767,707	1,773,274
Harley-Davidson Motorcycle Trust Series 2008-1, Class A4
4.900%	12/15/2013		213,287	214,034
Honda Auto Receivables Owner Trust Series 2009-2, Class A4
4.430%	07/15/2015		724,550	729,503
Honda Auto Receivables Owner Trust Series 2011-1, Class A3
1.130%	10/15/2014		2,000,000	2,008,062
Hyundai Capital Auto Funding Ltd. (Cayman Islands) Series 2010-8A, Class A
1.243%	09/20/2016	#^	2,200,000	2,164,217

				11,193,572

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

ASSET-BACKED SECURITIES—(Continued)
Credit Card—7.3%
American Express Credit Account Master Trust Series 2008-5, Class A
1.042%	03/15/2016	#	$4,550,000	$4,589,368
Capital One Multi-Asset Execution Trust Series 2006-A5, Class A5
0.302%	01/15/2016	#	6,750,000	6,747,318
Capital One Multi-Asset Execution Trust Series 2005-A10, Class A
0.322%	09/15/2015	#	2,095,000	2,094,568
Chase Issuance Trust Series 2007-A17, Class A
5.120%	10/15/2014		5,050,000	5,121,102
Citibank Credit Card Issuance Trust Series 2008-A2, Class A2
1.395%	01/23/2020	#	1,600,000	1,679,251
Citibank Credit Card Issuance Trust Series 2009-A5, Class A5
2.250%	12/23/2014		4,230,000	4,268,114
Discover Card Master Trust Series 2009-A2, Class A
1.542%	02/17/2015	#	2,200,000	2,203,587
Discover Card Master Trust Series 2012-A1, Class A1
0.810%	08/15/2017		2,050,000	2,053,876
GE Capital Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018		2,000,000	2,013,082
GE Capital Credit Card Master Note Trust Series 2010-3, Class A
2.210%	06/15/2016		6,300,000	6,398,804
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A1
0.942%	02/15/2017	#^	2,700,000	2,701,417
Penarth Master Issuer plc (United Kingdom) Series 2011-1A, Class A1
0.893%	05/18/2015	#^	300,000	300,155
Penarth Master Issuer plc (United Kingdom) Series 2012-1A, Class A1
0.813%	03/18/2014	#^	780,000	780,534

				40,951,176

Other—0.7%
CenterPoint Energy Transition Bond Co. LLC Series 2012-1, Class A1
0.901%	04/15/2018		2,570,000	2,585,387
CNH Equipment Trust Series 2011-A, Class A2
0.620%	06/16/2014		43,492	43,494
MMAF Equipment Finance LLC Series 2011-AA, Class A3
1.270%	09/15/2015	^	1,560,000	1,563,921

				4,192,802

TOTAL ASSET-BACKED SECURITIES
(Cost $56,332,009)				56,337,550

		Shares	Value
MONEY MARKET FUNDS—9.5%
Institutional Money Market Funds—9.5%
Dreyfus Institutional Cash Advantage Fund, 0.15%	††¥	2,800,000	$2,800,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%		¥37,209,959	37,209,959
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%	††¥	2,938,328	2,938,328
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.17%	††¥	2,000,000	2,000,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.15%	††¥	2,800,000	2,800,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.15%	††¥	2,800,000	2,800,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.13%	††¥	2,800,000	2,800,000

TOTAL MONEY MARKET FUNDS
(Cost $53,348,287)			53,348,287

TOTAL INVESTMENTS—105.5%
(Cost $588,099,054)			592,953,575
Other assets less liabilities—(5.5%)			(30,877,711)

NET ASSETS—100.0%			$562,075,864

Notes to the Schedule of Investments:

BRL	Brazilian Real
EUR	European Monetary Unit
MTN	Medium Term Note
REIT	Real Estate Investment Trust
#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $94,950,051, which represents 16.9% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Inflation Protected Securities Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—2.3%
Capital Markets—0.7%
Bear Stearns Cos. LLC (The), Series CPI MTN
4.450%	03/10/2014	#	$380,000	$384,909
Morgan Stanley MTN
2.967%	05/14/2013	#	4,000,000	3,995,536

				4,380,445

Commercial Banks—0.2%
Barclays Bank plc MTN (United Kingdom)
0.668%	09/11/2017	#	1,500,000	1,473,750

Consumer Finance—1.2%
HSBC Finance Corp.
0.717%	01/15/2014	#	4,900,000	4,847,712
SLM Corp. MTN
6.250%	01/25/2016		2,400,000	2,532,000
5.050%	11/14/2014		500,000	517,477
SLM Corp., Series MTNBED
4.901%	03/15/2013	#	120,000	119,274

				8,016,463

Diversified Financial Services—0.1%
Citigroup, Inc.
2.467%	08/13/2013	#	700,000	705,094

Energy Equipment & Services—0.1%
Transocean, Inc. (Cayman Islands)
4.950%	11/15/2015		500,000	538,755

TOTAL CORPORATE OBLIGATIONS
(Cost $14,841,972)				15,114,507

U.S. TREASURY OBLIGATIONS—92.0%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.139%	09/06/2012		352,000	351,958

U.S. Treasury Inflation Protected Securities Bonds—34.9%
U.S. Treasury Bond
3.875%	04/15/2029		10,785,000	24,441,602
3.625%	04/15/2028		11,240,000	24,707,634
3.375%	04/15/2032		449,100	939,984
2.500%	01/15/2029		12,200,000	18,176,270
2.375%	01/15/2025- 01/15/2027		40,267,400	64,146,957
2.125%	02/15/2040	‡‡	8,219,800	12,452,545
2.125%	02/15/2041		13,350,300	20,071,233
2.000%	01/15/2026		18,005,000	26,688,821
1.750%	01/15/2028		16,170,000	22,294,724
0.750%	02/15/2042		10,649,500	11,415,693

				225,335,463

U.S. Treasury Inflation Protected Securities Notes—56.8%
U.S. Treasury Note
3.000%	07/15/2012		3,970,000	5,094,052
2.625%	07/15/2017		21,335,000	28,155,603
2.500%	07/15/2016		10,374,800	13,538,652
2.375%	01/15/2017		3,165,300	4,170,024
2.125%	01/15/2019		3,107,600	3,988,802
2.000%	01/15/2014 - 01/15/2016		34,873,500	45,037,999

Coupon Rate	Maturity Date		Face	Value

1.875%	07/15/2013 - 07/15/2019		$20,556,900	$26,449,677
1.625%	01/15/2015 - 01/15/2018		8,355,000	10,696,607
1.375%	01/15/2020		5,609,800	6,947,154
1.250%	04/15/2014 - 07/15/2020		25,665,000	30,444,724
1.125%	01/15/2021		21,165,000	25,645,762
0.625%	04/15/2013 - 07/15/2021		35,419,500	40,135,217
0.500%	04/15/2015		18,926,700	20,876,470
0.125%	04/15/2016 - 01/15/2022		97,913,300	105,918,033

				367,098,776

U.S. Treasury Notes—0.2%
U.S. Treasury Note
0.125%	04/15/2017		1,407,100	1,505,585

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $548,446,442)				594,291,782

GOVERNMENT RELATED OBLIGATIONS—0.6%
U.S. Government Agencies—0.1%
New Valley Generation I, Series 2000-1
7.299%	03/15/2019		751,486	908,359

Non-U.S. Government Agencies—0.4%
Export-Import Bank of Korea (Korea, Republic of)
4.000%	01/29/2021	†	1,200,000	1,244,668
Petrobras International Finance Co. (Cayman Islands)
3.875%	01/27/2016		1,200,000	1,244,928

				2,489,596

Supranational—0.1%
International Bank for Reconstruction & Development, Series CPI
3.712%	12/10/2013	#	275,000	273,523

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $3,572,411)				3,671,478

ASSET-BACKED SECURITIES—0.9%
Home Equity—0.3%
Argent Securities, Inc. Series 2005-W2, Class A2B1
0.445%	10/25/2035	#	214,148	207,625
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF11, Class A2D
0.585%	11/25/2035	#	1,422,582	1,288,505
Saxon Asset Securities Trust Series 2003-1, Class AF7
4.034%	06/25/2033		125,621	125,832

				1,621,962

Manufactured Housing—0.1%
Conseco Finance Securitizations Corp. Series 2002-1, Class A
6.681%	12/01/2033	#	818,389	859,195

Other—0.0%
Park Place Securities, Inc. Series 2004-WWF1, Class M2
0.925%	12/25/2034	#	262,428	257,694

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Inflation Protected Securities Fund

Coupon Rate	Maturity Date		Face	Value

ASSET-BACKED SECURITIES—(Continued)
Student Loan—0.5%
Illinois Student Assistance Commission Series 2010-1, Class A1
0.946%	04/25/2017	#	$1,153,547	$1,154,816
North Carolina State Education Assistance Authority Series 2011-2, Class A1
1.010%	10/26/2020	#	469,654	469,302
South Carolina Student Loan Corp. Series 2010-1, Class A1
0.916%	01/25/2021	#	1,488,812	1,480,474

				3,104,592

TOTAL ASSET-BACKED SECURITIES
(Cost $5,728,461)				5,843,443

			Contracts	Value
PURCHASED OPTIONS—0.0%
Put—U.S. 10 Year Treasury Note, Expires 07/27/2012, Strike $131.00
(Cost $54,624)			81	8,859

Coupon Rate	Maturity Date		Face	Value
CERTIFICATES OF DEPOSIT—0.6%
Commercial Banks—0.6%
Abbey National Treasury Services plc (United Kingdom)
1.818%	06/10/2013		3,800,000	3,729,172

(Cost $3,800,000)

			Shares	Value
MONEY MARKET FUNDS—3.2%
Institutional Money Market Funds—3.2%
Dreyfus Institutional Cash Advantage Fund, 0.15%		††¥	119,000	119,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%			¥20,120,883	20,120,883
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%		††¥	123,575	123,575
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.17%		††¥	119,000	119,000

		Shares	Value

Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.15%	††¥	$119,000	$119,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.15%	††¥	119,000	119,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.13%	††¥	119,000	119,000

TOTAL MONEY MARKET FUNDS
(Cost $20,839,458)			20,839,458

TOTAL INVESTMENTS—99.6%
(Cost $597,283,368)			643,498,699
Other assets less liabilities—0.4%			2,346,629

NET ASSETS—100.0%			$645,845,328

Notes to the Schedule of Investments:

MTN	Medium Term Note
#	Rate is subject to change. Rate shown reflects current rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint Equity Income Fund	Shares	Value
COMMON STOCKS—95.1%
Aerospace & Defense—2.1%
Boeing Co. (The)	74,200	$5,513,060
Honeywell International, Inc.	393,200	21,956,288
Lockheed Martin Corp.	35,800	3,117,464
Raytheon Co.	187,900	10,633,261

		41,220,073

Air Freight & Logistics—2.2%
FedEx Corp.	393,600	36,057,696
United Parcel Service, Inc., Class B	87,300	6,875,748

		42,933,444

Airlines—0.2%
United Continental Holdings, Inc. *†	140,200	3,411,066

Automobiles—0.2%
General Motors Co. *†	63,600	1,254,192
Harley-Davidson, Inc.	42,800	1,957,244

		3,211,436

Beverages—0.4%
Molson Coors Brewing Co., Class B	55,300	2,301,033
PepsiCo, Inc.	85,000	6,006,100

		8,307,133

Biotechnology—0.3%
Amgen, Inc.	70,400	5,142,016

Building Products—0.2%
Masco Corp.	212,500	2,947,375
USG Corp. *†	85,900	1,636,395

		4,583,770

Capital Markets—4.0%
Bank of New York Mellon Corp. (The)	1,581,500	34,713,925
Franklin Resources, Inc.	140,000	15,538,600
Legg Mason, Inc.	170,500	4,496,085
Morgan Stanley	105,500	1,539,245
Northern Trust Corp.	126,200	5,807,724
Och-Ziff Capital Management Group LLC, Class A	38,300	290,314
State Street Corp.	333,500	14,887,440

		77,273,333

Chemicals—0.7%
E.I. Du Pont de Nemours & Co.	69,246	3,501,770
International Flavors & Fragrances, Inc.	47,100	2,581,080
Monsanto Co.	85,200	7,052,856

		13,135,706

Commercial Banks—3.5%
PNC Financial Services Group, Inc.	347,000	21,205,170
Regions Financial Corp.	319,100	2,153,925
SunTrust Banks, Inc.	201,400	4,879,922
U.S. Bancorp	347,400	11,172,384
Wells Fargo & Co.	846,700	28,313,648

		67,725,049

Commercial Services & Supplies—0.1%
Avery Dennison Corp.	77,600	2,121,584

		Shares	Value
Communications Equipment—0.6%
Cisco Systems, Inc.		273,800	$4,701,146
Harris Corp.	†	152,300	6,373,755
Nokia Oyj ADR (Finland)	†	406,500	841,455

			11,916,356

Computers & Peripherals—2.8%
Dell, Inc.	*	3,617,200	45,287,344
Hewlett-Packard Co.		429,400	8,635,234

			53,922,578

Construction Materials—3.2%
Cemex SAB de CV ADR (Mexico)	*†	2,407,120	16,199,918
Martin Marietta Materials, Inc.		221,000	17,419,220
Vulcan Materials Co.		707,100	28,078,941

			61,698,079

Consumer Finance—3.3%
American Express Co.		547,900	31,893,259
Capital One Financial Corp.		332,900	18,196,314
SLM Corp.		926,700	14,558,457

			64,648,030

Distributors—0.2%
Genuine Parts Co.		57,052	3,437,383

Diversified Financial Services—2.8%
Bank of America Corp.		1,792,806	14,665,153
Citigroup, Inc.		388,199	10,640,535
JPMorgan Chase & Co.		733,200	26,197,236
NYSE Euronext		87,200	2,230,576

			53,733,500

Diversified Telecommunication Services—5.9%
AT&T, Inc.		782,542	27,905,448
CenturyLink, Inc.		97,790	3,861,727
Level 3 Communications, Inc.	*†	1,097,599	24,311,818
Telefonica SA (Spain)	†	145,874	1,920,204
tw telecom inc.	*	1,231,400	31,597,724
Verizon Communications, Inc.		547,841	24,346,054

			113,942,975

Electric Utilities—2.3%
Duke Energy Corp.		176,800	4,077,008
Entergy Corp.		243,000	16,497,270
Exelon Corp.		167,400	6,297,588
FirstEnergy Corp.		64,100	3,153,079
Pinnacle West Capital Corp.		69,400	3,590,756
PPL Corp.		38,000	1,056,780
Progress Energy, Inc.		89,100	5,361,147
Xcel Energy, Inc.		163,400	4,642,194

			44,675,822

Electrical Equipment—1.2%
Cooper Industries plc		99,400	6,777,092
Emerson Electric Co.		352,900	16,438,082

			23,215,174

Electronic Equipment, Instruments & Components—0.4%
Corning, Inc.		563,900	7,291,227

Energy Equipment & Services—0.6%
Diamond Offshore Drilling, Inc.	†	77,100	4,558,923
Schlumberger Ltd.		92,600	6,010,666

			10,569,589

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Food & Staples Retailing—0.7%
Walgreen Co.		470,900	$13,929,222

Food Products—1.0%
Archer-Daniels-Midland Co.		167,300	4,938,696
Campbell Soup Co.	†	166,700	5,564,446
ConAgra Foods, Inc.		153,900	3,990,627
Kellogg Co.		28,300	1,396,039
McCormick & Co., Inc.		52,600	3,190,190

			19,079,998

Health Care Equipment & Supplies—1.4%
Baxter International, Inc.		214,900	11,421,935
Medtronic, Inc.		417,900	16,185,267

			27,607,202

Health Care Providers & Services—2.1%
Quest Diagnostics, Inc.		61,700	3,695,830
UnitedHealth Group, Inc.		342,000	20,007,000
WellPoint, Inc.		254,600	16,240,934

			39,943,764

Hotels, Restaurants & Leisure—1.7%
Carnival Corp.		420,200	14,400,254
InterContinental Hotels Group plc ADR (United Kingdom)		673,000	16,219,300
Marriott International, Inc., Class A	†	77,288	3,029,690

			33,649,244

Household Durables—0.3%
Whirlpool Corp.		98,500	6,024,260

Household Products—0.8%
Clorox Co. (The)		91,100	6,601,106
Kimberly-Clark Corp.		90,259	7,560,996
Procter & Gamble Co. (The)		28,300	1,733,375

			15,895,477

Industrial Conglomerates—3.6%
3M Co.		102,800	9,210,880
General Electric Co.		1,426,500	29,728,260
Koninklijke Philips Electronics NV NYRS (Netherlands)		1,599,000	31,452,330

			70,391,470

Insurance—8.7%
Allstate Corp. (The)		425,200	14,920,268
Aon plc (United Kingdom)		721,141	33,734,976
Chubb Corp. (The)		41,100	2,992,902
Fairfax Financial Holdings Ltd. (Canada)	†	91,500	35,840,550
Lincoln National Corp.		135,590	2,965,353
Loews Corp.		787,500	32,216,625
Marsh & McLennan Cos., Inc.		213,800	6,890,774
Sun Life Financial, Inc. (Canada)		105,400	2,293,504
Travelers Cos., Inc. (The)		554,000	35,367,360
XL Group plc (Ireland)		84,000	1,767,360

			168,989,672

Internet & Catalog Retail—1.1%
Liberty Interactive Corp., Series A	*	1,243,500	22,121,865

		Shares	Value
IT Services—1.2%
Computer Sciences Corp.		171,600	$4,259,112
International Business Machines Corp.		98,600	19,284,188

			23,543,300

Leisure Equipment & Products—0.5%
Hasbro, Inc.	†	69,600	2,357,352
Mattel, Inc.		195,500	6,342,020

			8,699,372

Life Sciences Tools & Services—0.4%
Thermo Fisher Scientific, Inc.		141,400	7,340,074

Machinery—2.5%
Illinois Tool Works, Inc.		471,700	24,948,213
Ingersoll-Rand plc (Ireland)		91,000	3,838,380
ITT Corp.		48,100	846,560
Stanley Black & Decker, Inc.		251,200	16,167,232
Xylem, Inc.		73,800	1,857,546

			47,657,931

Media—5.2%
Cablevision Systems Corp., Class A	†	174,200	2,315,118
Comcast Corp., Class A		130,700	4,178,479
DIRECTV, Class A	*	674,000	32,904,680
Madison Square Garden Co. (The), Class A	*	60,400	2,261,376
McGraw-Hill Cos., Inc. (The)		119,800	5,391,000
New York Times Co. (The), Class A	*†	183,800	1,433,640
Time Warner, Inc.		238,933	9,198,921
Walt Disney Co. (The)		833,800	40,439,300
WPP plc (Ireland)		162,700	1,975,137

			100,097,651

Metals & Mining—0.3%
Nucor Corp.	†	159,500	6,045,050

Multiline Retail—0.8%
Kohl’s Corp.		120,300	5,472,447
Macy’s, Inc.		105,700	3,630,795
Target Corp.		111,000	6,459,090

			15,562,332

Multi-Utilities—1.0%
Dominion Resources, Inc.		208,600	11,264,400
NiSource, Inc.	†	284,100	7,031,475
TECO Energy, Inc.		68,800	1,242,528

			19,538,403

Oil, Gas & Consumable Fuels—11.3%
Anadarko Petroleum Corp.		89,200	5,905,040
BP plc ADR (United Kingdom)		366,198	14,845,667
Chesapeake Energy Corp.	†	2,031,000	37,776,600
Chevron Corp.		233,558	24,640,369
ConocoPhillips	†	325,400	18,183,352
CONSOL Energy, Inc.	†	1,153,400	34,878,816
Exxon Mobil Corp.		172,660	14,774,516
Hess Corp.		35,100	1,525,095
Marathon Oil Corp.		568,800	14,544,216
Murphy Oil Corp.		129,400	6,507,526
Occidental Petroleum Corp.		220,400	18,903,708

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Phillips 66	*	139,300	$4,630,332
Royal Dutch Shell plc, Class A ADR (Netherlands)		163,181	11,003,295
Spectra Energy Corp.		335,512	9,749,979
Valero Energy Corp.		28,000	676,200

			218,544,711

Paper & Forest Products—0.5%
International Paper Co.		246,600	7,129,206
MeadWestvaco Corp.		111,600	3,208,500

			10,337,706

Personal Products—0.2%
Avon Products, Inc.		249,900	4,050,879

Pharmaceuticals—5.3%
Abbott Laboratories		300,000	19,341,000
Bristol-Myers Squibb Co.		368,700	13,254,765
Johnson & Johnson	†	396,200	26,767,272
Merck & Co., Inc.		191,000	7,974,250
Pfizer, Inc.		1,129,787	25,985,101
Teva Pharmaceutical Industries Ltd. ADR (Israel)		209,300	8,254,792

			101,577,180

Real Estate Investment Trusts (REITs)—0.2%
Weyerhaeuser Co. REIT		183,037	4,092,707

Semiconductors & Semiconductor Equipment—2.1%
Analog Devices, Inc.		116,000	4,369,720
Applied Materials, Inc.		784,700	8,992,662
First Solar, Inc.	*†	42,100	634,026
Intel Corp.		499,600	13,314,340
Texas Instruments, Inc.		454,600	13,042,474

			40,353,222

Software—1.5%
Microsoft Corp.		977,900	29,913,961

Specialty Retail—1.0%
Home Depot, Inc. (The)		269,900	14,302,001
Staples, Inc.		304,000	3,967,200
Tiffany & Co.		7,300	386,535

			18,655,736

Tobacco—1.8%
Altria Group, Inc.		243,300	8,406,015
Imperial Tobacco Group plc ADR (United Kingdom)		106,900	8,267,646
Philip Morris International, Inc.		197,300	17,216,398

			33,890,059

Wireless Telecommunication Services—0.7%
Vodafone Group plc (United Kingdom)		880,800	2,475,713
Vodafone Group plc ADR (United Kingdom)		422,700	11,911,686

			14,387,399

TOTAL COMMON STOCKS
(Cost $1,663,428,615)			1,840,035,170

		Shares	Value
CONVERTIBLE PREFERRED STOCKS—0.1%
Automobiles—0.1%
General Motors Co., Series B 4.750%
(Cost $4,555,013)		91,200	$3,027,840

MONEY MARKET FUNDS—13.5%
Institutional Money Market Funds—13.5%
Dreyfus Institutional Cash Advantage Fund, 0.15%	††¥	27,200,000	27,200,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%		¥92,380,132	92,380,132
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%	††¥	36,454,065	36,454,065
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.17%	††¥	23,500,000	23,500,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.15%	††¥	27,200,000	27,200,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.15%	††¥	27,200,000	27,200,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.13%	††¥	27,200,000	27,200,000

TOTAL MONEY MARKET FUNDS
(Cost $261,134,197)			261,134,197

TOTAL INVESTMENTS—108.7%
(Cost $1,929,117,825)			2,104,197,207
Other assets less liabilities—(8.7%)			(168,968,462)

NET ASSETS—100.0%			$1,935,228,745

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value
COMMON STOCKS—96.5%
Aerospace & Defense—0.9%
Boeing Co. (The)		33,700	$2,503,910
Honeywell International, Inc.		41,600	2,322,944
Precision Castparts Corp.		28,200	4,638,618
United Technologies Corp.		16,100	1,216,033

			10,681,505

Air Freight & Logistics—1.5%
C.H. Robinson Worldwide, Inc.	†	400	23,412
Expeditors International of Washington, Inc.		345,725	13,396,844
FedEx Corp.		54,000	4,946,940

			18,367,196

Airlines—0.0%
United Continental Holdings, Inc.	*†	8,600	209,238

Auto Components—0.5%
Goodyear Tire & Rubber Co. (The)	*	503,000	5,940,430
Johnson Controls, Inc.		23,300	645,643

			6,586,073

Automobiles—0.4%
General Motors Co.	*†	187,500	3,697,500
Harley-Davidson, Inc.		26,400	1,207,272

			4,904,772

Beverages—1.4%
Anheuser-Busch InBev NV ADR (Belgium)		88,160	7,021,944
Coca-Cola Co. (The)		400	31,276
Diageo plc ADR (United Kingdom)		94,725	9,763,306
Monster Beverage Corp.	*	12,000	854,400

			17,670,926

Biotechnology—1.7%
Alexion Pharmaceuticals, Inc.	*	27,800	2,760,540
Amgen, Inc.		122,900	8,976,616
Biogen Idec, Inc.	*	32,200	4,649,036
Celgene Corp.	*	35,500	2,277,680
Gilead Sciences, Inc.	*	41,500	2,128,120
Regeneron Pharmaceuticals, Inc.	*	3,600	411,192
Vertex Pharmaceuticals, Inc.	*	1,000	55,920

			21,259,104

Capital Markets—4.1%
Ameriprise Financial, Inc.		13,000	679,380
Bank of New York Mellon Corp. (The)		756,000	16,594,200
BlackRock, Inc.		41,700	7,081,494
Charles Schwab Corp. (The)		2,000	25,860
Credit Suisse Group AG ADR (Switzerland)	†	209,600	3,841,968
Franklin Resources, Inc.		42,600	4,728,174
Goldman Sachs Group, Inc. (The)		55,300	5,301,058
Invesco Ltd.		441,100	9,968,860
Morgan Stanley		3,600	52,524
Northern Trust Corp.		18,700	860,574

		Shares	Value
State Street Corp.		17,400	$776,736
TD Ameritrade Holding Corp.		24,000	408,000

			50,318,828

Chemicals—3.1%
Air Products & Chemicals, Inc.		400	32,292
Dow Chemical Co. (The)	†	260,000	8,190,000
Ecolab, Inc.		27,500	1,884,575
Monsanto Co.		148,850	12,321,803
Mosaic Co. (The)		116,500	6,379,540
Praxair, Inc.		57,900	6,295,467
Sherwin-Williams Co. (The)		24,600	3,255,810

			38,359,487

Commercial Banks—4.6%
BB&T Corp.		308,900	9,529,565
Comerica, Inc.		490,150	15,052,507
PNC Financial Services Group, Inc.		191,400	11,696,454
U.S. Bancorp		55,000	1,768,800
Wells Fargo & Co.		574,000	19,194,560

			57,241,886

Commercial Services & Supplies—1.0%
Cintas Corp.		318,500	12,297,285

Communications Equipment—1.5%
Cisco Systems, Inc.		634,500	10,894,365
Juniper Networks, Inc.	*	86,300	1,407,553
QUALCOMM, Inc.		110,600	6,158,208

			18,460,126

Computers & Peripherals—3.7%
Apple, Inc.	*	62,300	36,383,200
EMC Corp.	*	148,500	3,806,055
Hewlett-Packard Co.		298,900	6,010,879

			46,200,134

Construction Materials—0.4%
CRH plc ADR (Ireland)	†	251,400	4,836,936

Consumer Finance—1.4%
American Express Co.		304,600	17,730,766

Diversified Financial Services—2.7%
Citigroup, Inc.		420,600	11,528,646
IntercontinentalExchange, Inc.	*	14,700	1,998,906
JPMorgan Chase & Co.		552,208	19,730,392

			33,257,944

Diversified Telecommunication Services—1.0%
AT&T, Inc.		338,406	12,067,558

Electric Utilities—1.1%
Edison International		121,500	5,613,300
Entergy Corp.		80,000	5,431,200
PPL Corp.	†	78,600	2,185,866

			13,230,366

Electrical Equipment—0.1%
Roper Industries, Inc.		9,100	897,078

Electronic Equipment, Instruments & Components—1.1%
Amphenol Corp., Class A		500	27,460
TE Connectivity Ltd. (Switzerland)		438,375	13,988,546

			14,016,006

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Energy Equipment & Services—2.4%
Baker Hughes, Inc.		145,400	$5,975,940
Cameron International Corp.	*	34,500	1,473,495
FMC Technologies, Inc.	*	20,400	800,292
Halliburton Co.		200	5,678
Noble Corp. (Switzerland)	*	156,300	5,084,439
Schlumberger Ltd.		244,975	15,901,327

			29,241,171

Food & Staples Retailing—3.6%
CVS Caremark Corp.		20,700	967,311
Sysco Corp.	†	654,175	19,500,957
Wal-Mart Stores, Inc.		316,075	22,036,749
Whole Foods Market, Inc.		23,200	2,211,424

			44,716,441

Food Products—2.1%
Archer-Daniels-Midland Co.		231,200	6,825,024
General Mills, Inc.		174,200	6,713,668
Nestle SA ADR (Switzerland)	†	212,700	12,706,698

			26,245,390

Health Care Equipment & Supplies—2.9%
Baxter International, Inc.		129,700	6,893,555
Covidien plc (Ireland)		404,200	21,624,700
Edwards Lifesciences Corp.	*	11,100	1,146,630
Intuitive Surgical, Inc.	*	100	55,379
St. Jude Medical, Inc.		131,600	5,252,156
Stryker Corp.		25,100	1,383,010

			36,355,430

Health Care Providers & Services—2.2%
AmerisourceBergen Corp.		368,550	14,502,442
Cardinal Health, Inc.		41,700	1,751,400
Express Scripts Holding Co.	*	70,100	3,913,683
Henry Schein, Inc.	*	400	31,396
McKesson Corp.		50,400	4,725,000
UnitedHealth Group, Inc.		32,600	1,907,100

			26,831,021

Health Care Technology—0.0%
Cerner Corp.	*	100	8,266

Hotels, Restaurants & Leisure—2.1%
Carnival Corp.		82,700	2,834,129
Chipotle Mexican Grill, Inc.	*	6,400	2,431,680
Las Vegas Sands Corp.		77,800	3,383,522
Marriott International, Inc., Class A	†	75,571	2,962,383
McDonald’s Corp.		16,700	1,478,451
Starbucks Corp.		142,300	7,587,436
Starwood Hotels & Resorts Worldwide, Inc.		52,200	2,768,688
Tim Hortons, Inc. (Canada)		600	31,584
Wynn Resorts Ltd.		2,100	217,812
Yum! Brands, Inc.		41,900	2,699,198

			26,394,883

Household Durables—0.5%
Newell Rubbermaid, Inc.		358,400	6,501,376

Household Products—1.4%
Kimberly-Clark Corp.	†	205,000	17,172,850

		Shares	Value
Industrial Conglomerates—5.2%
3M Co.		258,725	$23,181,760
Danaher Corp.		186,800	9,728,544
General Electric Co.		852,200	17,759,848
Koninklijke Philips Electronics NV NYRS (Netherlands)		370,200	7,281,834
Tyco International Ltd. (Switzerland)		127,500	6,738,375

			64,690,361

Insurance—4.3%
ACE Ltd. (Switzerland)		88,600	6,567,918
Berkshire Hathaway, Inc., Class B	*	250,675	20,888,748
Marsh & McLennan Cos., Inc.		236,000	7,606,280
Principal Financial Group, Inc.		196,700	5,159,441
Prudential Financial, Inc.		1,500	72,645
Unum Group		174,800	3,343,924
Willis Group Holdings plc (United Kingdom)		264,550	9,653,429

			53,292,385

Internet & Catalog Retail—1.9%
Amazon.com, Inc.	*	55,200	12,604,920
Expedia, Inc.		700	33,649
Groupon, Inc., Class A	*†	76,400	812,132
Liberty Interactive Corp., Series A	*	52,300	930,417
priceline.com, Inc.	*	14,200	9,436,184

			23,817,302

Internet Software & Services—2.8%
Baidu, Inc. ADR (China)	*	50,600	5,817,988
eBay, Inc.	*	104,200	4,377,442
Facebook, Inc., Class A	*†	5,800	180,496
Google, Inc., Class A	*	33,900	19,664,373
LinkedIn Corp., Class A	*†	10,400	1,105,208
Tencent Holdings Ltd. (China)		107,600	3,177,566

			34,323,073

IT Services—3.5%
Accenture plc, Class A (Ireland)		287,500	17,275,875
Automatic Data Processing, Inc.		226,350	12,598,641
Fiserv, Inc.	*	4,800	346,656
International Business Machines Corp.		300	58,674
Mastercard, Inc., Class A		20,800	8,946,288
Visa, Inc., Class A		34,500	4,265,235

			43,491,369

Life Sciences Tools & Services—0.1%
Thermo Fisher Scientific, Inc.		27,600	1,432,716

Machinery—3.5%
Caterpillar, Inc.		1,200	101,892
Cummins, Inc.		3,200	310,112
Deere & Co.		400	32,348
Eaton Corp.	†	117,700	4,664,451
Illinois Tool Works, Inc.		254,400	13,455,216
Ingersoll-Rand plc (Ireland)		482,975	20,371,885
Stanley Black & Decker, Inc.		72,600	4,672,536

			43,608,440

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Media—4.3%
CBS Corp., Class B		172,600	$5,657,828
Comcast Corp., Class A		281,700	9,005,949
Discovery Communications, Inc., Class C	*	49,750	2,491,978
Omnicom Group, Inc.		328,900	15,984,540
Thomson Reuters Corp.		226,600	6,446,770
Time Warner, Inc.		298,400	11,488,400
Walt Disney Co. (The)		49,300	2,391,050

			53,466,515

Metals & Mining—0.5%
Barrick Gold Corp. (Canada)		92,400	3,471,468
Steel Dynamics, Inc.		280,600	3,297,050

			6,768,518

Multiline Retail—1.9%
Dollar General Corp.	*†	12,700	690,753
Dollar Tree, Inc.	*	11,500	618,700
Kohl’s Corp.		350,775	15,956,755
Nordstrom, Inc.		125,100	6,216,219

			23,482,427

Oil, Gas & Consumable Fuels—5.7%
Chevron Corp.		158,600	16,732,300
Concho Resources, Inc.	*	17,700	1,506,624
Devon Energy Corp.		287,550	16,675,025
EOG Resources, Inc.		23,300	2,099,563
EQT Corp.		19,100	1,024,333
Marathon Oil Corp.		200,700	5,131,899
Occidental Petroleum Corp.		85,000	7,290,450
Petroleo Brasileiro SA ADR (Brazil)		263,100	4,938,387
Pioneer Natural Resources Co.		13,400	1,182,014
Range Resources Corp.		16,100	996,107
Royal Dutch Shell plc, Class A ADR (Netherlands)		104,000	7,012,720
Southwestern Energy Co.	*	175,400	5,600,522

			70,189,944

Paper & Forest Products—0.5%
International Paper Co.		195,200	5,643,232

Pharmaceuticals—3.4%
Allergan, Inc.		24,100	2,230,937
GlaxoSmithKline plc ADR (United Kingdom)		324,500	14,787,465
Merck & Co., Inc.		223,940	9,349,495
Perrigo Co.		3,600	424,548
Pfizer, Inc.		369,000	8,487,000
Teva Pharmaceutical Industries Ltd. ADR (Israel)		185,500	7,316,120

			42,595,565

Professional Services—0.1%
IHS, Inc., Class A	*†	12,900	1,389,717

Real Estate Investment Trusts (REITs)—0.5%
American Tower Corp. REIT		98,100	6,858,171

Road & Rail—0.6%
J.B. Hunt Transport Services, Inc.		9,600	572,160
Kansas City Southern		14,200	987,752

		Shares	Value
Union Pacific Corp.		47,600	$5,679,156

			7,239,068

Semiconductors & Semiconductor Equipment—2.1%
Altera Corp.		15,000	507,600
Broadcom Corp., Class A	*	118,400	4,001,920
Intel Corp.		310,600	8,277,490
Maxim Integrated Products, Inc.		220,600	5,656,184
Xilinx, Inc.		216,700	7,274,619

			25,717,813

Software—2.1%
Autodesk, Inc.	*	42,400	1,483,576
Intuit, Inc.		13,800	819,030
Microsoft Corp.		666,950	20,402,000
Oracle Corp.		3,300	98,010
Red Hat, Inc.	*	11,500	649,520
Salesforce.com, Inc.	*	15,300	2,115,378

			25,567,514

Specialty Retail—1.6%
Bed Bath & Beyond, Inc.	*	10,000	618,000
Home Depot, Inc. (The)		10,900	577,591
Limited Brands, Inc.		18,200	774,046
Lowe’s Cos., Inc.		200,700	5,707,908
O’Reilly Automotive, Inc.	*	25,800	2,161,266
Ross Stores, Inc.		6,800	424,796
Staples, Inc.		740,275	9,660,589
Tiffany & Co.		100	5,295

			19,929,491

Textiles, Apparel & Luxury Goods—0.9%
Coach, Inc.		31,700	1,853,816
Fossil, Inc.	*	28,100	2,150,774
Michael Kors Holdings Ltd. (Hong Kong)	*†	5,800	242,672
NIKE, Inc., Class B		23,800	2,089,164
PVH Corp.		21,100	1,641,369
Ralph Lauren Corp.		19,000	2,661,140

			10,638,935

Tobacco—0.6%
Imperial Tobacco Group plc ADR (United Kingdom)		95,500	7,385,970

Trading Companies & Distributors—0.4%
Fastenal Co.	†	73,100	2,946,661
W.W. Grainger, Inc.		9,300	1,778,532

			4,725,193

Wireless Telecommunication Services—0.6%
Vodafone Group plc ADR (United Kingdom)		285,800	8,053,844

TOTAL COMMON STOCKS
(Cost $1,015,161,664)			1,196,367,605

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value
MONEY MARKET FUNDS—8.3%
Institutional Money Market Funds—8.3%
Dreyfus Institutional Cash Advantage Fund, 0.15%	††¥	10,000,000	$10,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%		¥40,618,572	40,618,572
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%	††¥	10,898,872	10,898,872
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.17%	††¥	11,500,000	11,500,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.15%	††¥	10,000,000	10,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.15%	††¥	10,000,000	10,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.13%	††¥	10,000,000	10,000,000

TOTAL MONEY MARKET FUNDS
(Cost $103,017,444)			103,017,444

TOTAL INVESTMENTS—104.8%
(Cost $1,118,179,108)			1,299,385,049
Other assets less liabilities—(4.8%)			(59,754,793)

NET ASSETS—100.0%			$1,239,630,256

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint Growth Fund		Shares	Value
COMMON STOCKS—95.8%
Aerospace & Defense—1.7%
Honeywell International, Inc.		112,579	$6,286,411
Precision Castparts Corp.		93,158	15,323,560
United Technologies Corp.		132,130	9,979,779

			31,589,750

Air Freight & Logistics—1.0%
C.H. Robinson Worldwide, Inc.		74,264	4,346,672
Expeditors International of Washington, Inc.		138,534	5,368,193
FedEx Corp.		96,200	8,812,882

			18,527,747

Auto Components—0.2%
BorgWarner, Inc.	*†	50,826	3,333,677

Automobiles—0.4%
Ford Motor Co.	†	731,412	7,014,241

Beverages—1.4%
Coca-Cola Co. (The)		329,958	25,799,416

Biotechnology—5.7%
Alexion Pharmaceuticals, Inc.	*†	252,134	25,036,906
Biogen Idec, Inc.	*	151,500	21,873,570
Celgene Corp.	*	334,330	21,450,613
Gilead Sciences, Inc.	*	311,281	15,962,490
Vertex Pharmaceuticals, Inc.	*	383,610	21,451,471

			105,775,050

Building Products—0.1%
Masco Corp.		174,400	2,418,928

Capital Markets—1.4%
Affiliated Managers Group, Inc.	*	110,200	12,061,390
State Street Corp.		206,140	9,202,089
T. Rowe Price Group, Inc.		69,832	4,396,623

			25,660,102

Chemicals—3.2%
LyondellBasell Industries NV,
Class A (Netherlands)		114,000	4,590,780
Monsanto Co.		482,782	39,964,694
PPG Industries, Inc.		110,340	11,709,281
Sherwin-Williams Co. (The)		26,100	3,454,335

			59,719,090

Commercial Banks—0.5%
Wells Fargo & Co.		248,522	8,310,576

Communications Equipment—3.4%
Acme Packet, Inc.	*†	112,560	2,099,244
Cisco Systems, Inc.		357,190	6,132,952
Juniper Networks, Inc.	*	237,650	3,876,072
QUALCOMM, Inc.		919,775	51,213,072

			63,321,340

Computers & Peripherals—8.5%
Apple, Inc.	*	222,495	129,937,080
EMC Corp.	*	1,034,883	26,524,051

			156,461,131

		Shares	Value
Consumer Finance—2.1%
American Express Co.		267,549	$15,574,027
Capital One Financial Corp.		210,414	11,501,229
Discover Financial Services		323,563	11,188,809

			38,264,065

Diversified Financial Services—1.3%
Citigroup, Inc.		269,560	7,388,640
IntercontinentalExchange, Inc.	*	39,949	5,432,265
JPMorgan Chase & Co.		302,410	10,805,109

			23,626,014

Diversified Telecommunication Services—0.7%
AT&T, Inc.		353,400	12,602,244

Energy Equipment & Services—4.4%
Cameron International Corp.	*	507,788	21,687,626
FMC Technologies, Inc.	*	59,200	2,322,416
Halliburton Co.		286,710	8,139,697
National Oilwell Varco, Inc.		311,870	20,096,903
Schlumberger Ltd.		370,678	24,060,709
Weatherford International Ltd. (Switzerland)	*	386,780	4,885,031

			81,192,382

Food & Staples Retailing—1.4%
Costco Wholesale Corp.		82,238	7,812,610
CVS Caremark Corp.		213,307	9,967,836
Whole Foods Market, Inc.		86,100	8,207,052

			25,987,498

Food Products—2.0%
General Mills, Inc.		138,440	5,335,478
Hershey Co. (The)		198,060	14,266,262
Kraft Foods, Inc., Class A		276,220	10,667,616
Mead Johnson Nutrition Co.		90,300	7,270,053

			37,539,409

Health Care Equipment & Supplies—1.2%
Cooper Cos., Inc. (The)		72,080	5,749,101
Edwards Lifesciences Corp.	*	67,456	6,968,205
Intuitive Surgical, Inc.	*	11,123	6,159,806
Varian Medical Systems, Inc.	*	44,330	2,693,934

			21,571,046

Health Care Providers & Services—1.2%
Cardinal Health, Inc.		267,730	11,244,660
Express Scripts Holding Co.	*	206,400	11,523,312

			22,767,972

Health Care Technology—0.2%
Cerner Corp.	*†	47,719	3,944,453

Hotels, Restaurants & Leisure—4.9%
Chipotle Mexican Grill, Inc.	*	36,000	13,678,200
Las Vegas Sands Corp.		353,280	15,364,147
McDonald's Corp.		62,290	5,514,534
MGM Resorts International	*	361,700	4,036,572
Starbucks Corp.		668,780	35,659,349
Starwood Hotels & Resorts Worldwide, Inc.		180,100	9,552,504
Yum! Brands, Inc.		107,700	6,938,034

			90,743,340

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Growth Fund		Shares	Value
COMMON STOCKS—(Continued)
Industrial Conglomerates—2.9%
Danaher Corp.		346,413	$18,041,189
General Electric Co.		992,691	20,687,680
Tyco International Ltd. (Switzerland)		267,380	14,131,033

			52,859,902

Internet & Catalog Retail—4.1%
Amazon.com, Inc.	*	160,120	36,563,402
priceline.com, Inc.	*	58,697	39,005,330

			75,568,732

Internet Software & Services—3.6%
Baidu, Inc. ADR (China)	*	70,300	8,083,094
eBay, Inc.	*	406,800	17,089,668
Google, Inc., Class A	*	57,955	33,617,957
LinkedIn Corp., Class A	*†	19,900	2,114,773
MercadoLibre, Inc. (Argentina)	†	60,193	4,562,629

			65,468,121

IT Services—6.7%
Accenture plc, Class A (Ireland)		148,800	8,941,392
Cognizant Technology Solutions Corp., Class A	*	590,139	35,408,340
Mastercard, Inc., Class A		64,470	27,729,192
Teradata Corp.	*	186,200	13,408,262
VeriFone Systems, Inc.	*†	118,200	3,911,238
Visa, Inc., Class A		279,570	34,563,239

			123,961,663

Life Sciences Tools & Services—0.7%
Thermo Fisher Scientific, Inc.		259,840	13,488,294

Machinery—3.2%
Caterpillar, Inc.		255,800	21,719,978
Cummins, Inc.		78,200	7,578,362
Deere & Co.		118,334	9,569,670
Eaton Corp.	†	174,470	6,914,246
Stanley Black & Decker, Inc.		192,260	12,373,854

			58,156,110

Media—1.8%
Comcast Corp., Class A		497,340	15,899,960
Viacom, Inc., Class B		173,410	8,153,738
Walt Disney Co. (The)		173,920	8,435,120

			32,488,818

Multiline Retail—1.1%
Dollar Tree, Inc.	*	291,900	15,704,220
Kohl's Corp.		93,140	4,236,939

			19,941,159

Oil, Gas & Consumable Fuels—3.4%
Cabot Oil & Gas Corp.		127,466	5,022,160
Exxon Mobil Corp.		90,567	7,749,818
Noble Energy, Inc.		51,100	4,334,302
Occidental Petroleum Corp.		219,020	18,785,346
Suncor Energy, Inc. (Canada)		538,337	15,584,856
Valero Energy Corp.		452,140	10,919,181

			62,395,663

Paper & Forest Products—0.5%
International Paper Co.		331,220	9,575,570

		Shares	Value
Personal Products—0.2%
Estee Lauder Cos., Inc. (The), Class A		82,188	$4,448,015

Pharmaceuticals—5.5%
Allergan, Inc.		435,814	40,343,302
Mylan, Inc.	*	297,935	6,366,871
Perrigo Co.	†	190,568	22,473,684
Pfizer, Inc.		596,500	13,719,500
Teva Pharmaceutical Industries Ltd. ADR (Israel)		94,866	3,741,515
Valeant Pharmaceuticals International, Inc. (Canada)	*	101,318	4,538,033
Warner Chilcott plc, Class A (Ireland)	*	596,677	10,692,452

			101,875,357

Road & Rail—2.1%
J.B. Hunt Transport Services, Inc.		62,291	3,712,544
Union Pacific Corp.		291,214	34,744,742

			38,457,286

Semiconductors & Semiconductor Equipment—1.9%
Avago Technologies Ltd. (Singapore)		146,600	5,262,940
Broadcom Corp., Class A	*	707,341	23,908,126
Texas Instruments, Inc.		210,271	6,032,675

			35,203,741

Software—5.1%
Check Point Software Technologies Ltd. (Israel)	*	148,605	7,369,322
Citrix Systems, Inc.	*	431,870	36,251,168
Informatica Corp.	*	46,258	1,959,489
Intuit, Inc.		46,310	2,748,499
Microsoft Corp.		546,780	16,726,000
Oracle Corp.		386,820	11,488,554
Salesforce.com, Inc.	*†	69,380	9,592,479
VMware, Inc., Class A	*	88,260	8,035,190

			94,170,701

Specialty Retail—3.8%
Bed Bath & Beyond, Inc.	*	70,313	4,345,344
CarMax, Inc.	*	300,269	7,788,978
Home Depot, Inc. (The)		394,480	20,903,495
Limited Brands, Inc.		108,800	4,627,264
Lowe's Cos., Inc.		501,030	14,249,293
Tractor Supply Co.		171,100	14,211,566
Ulta Salon Cosmetics & Fragrance, Inc.		35,900	3,352,342

			69,478,282

Textiles, Apparel & Luxury Goods—2.3%
Coach, Inc.		175,270	10,249,790
Lululemon Athletica, Inc. (Canada)	*†	216,400	12,903,932
Michael Kors Holdings Ltd. (Hong Kong)	*†	102,736	4,298,474
NIKE, Inc., Class B		167,311	14,686,559

			42,138,755

TOTAL COMMON STOCKS
(Cost $1,581,996,084)			1,765,845,640

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Growth Fund		Shares	Value
MONEY MARKET FUNDS—7.4%
Institutional Money Market Funds—7.4%
Dreyfus Institutional Cash Advantage Fund, 0.15%	††¥	12,000,000	$12,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%		¥65,382,928	65,382,928
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%	††¥	9,459,765	9,459,765
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.17%	††¥	14,000,000	14,000,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.15%	††¥	12,000,000	12,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.15%	††¥	12,000,000	12,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.13%	††¥	12,000,000	12,000,000

TOTAL MONEY MARKET FUNDS
(Cost $136,842,693)			136,842,693

TOTAL INVESTMENTS—103.2%
(Cost $1,718,838,777)			1,902,688,333
Other assets less liabilities—(3.2%)			(59,175,265)

NET ASSETS—100.0%			$1,843,513,068

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint Select Value Fund		Shares	Value
COMMON STOCKS—96.8%
Aerospace & Defense—4.1%
L-3 Communications Holdings, Inc.		28,400	$2,101,884
Northrop Grumman Corp.		17,900	1,141,841
Rockwell Collins, Inc.		47,500	2,344,125
Spirit Aerosystems Holdings, Inc., Class A	*	83,800	1,996,954
TransDigm Group, Inc.	*	34,519	4,635,902
Triumph Group, Inc.		30,250	1,702,167

			13,922,873

Auto Components—0.3%
Dana Holding Corp.	†	37,150	475,892
Delphi Automotive plc (United Kingdom)	*	19,100	487,050

			962,942

Beverages—0.2%
Coca-Cola Enterprises, Inc.		20,100	563,604

Capital Markets—1.4%
Invesco Ltd.		33,500	757,100
Northern Trust Corp.		36,700	1,688,934
Raymond James Financial, Inc.		63,975	2,190,504

			4,636,538

Chemicals—1.7%
Agrium, Inc. (Canada)		7,525	665,737
Ashland, Inc.		34,125	2,365,204
Cytec Industries, Inc.		28,125	1,649,250
PPG Industries, Inc.		10,550	1,119,566

			5,799,757

Commercial Banks—4.5%
Bank of Hawaii Corp.		49,600	2,279,120
Comerica, Inc.		87,500	2,687,125
Fifth Third Bancorp		58,475	783,565
First Niagara Financial Group, Inc.		109,300	836,145
KeyCorp		311,050	2,407,527
M&T Bank Corp.		26,500	2,188,105
Regions Financial Corp.		289,075	1,951,256
TCF Financial Corp.		195,202	2,240,919

			15,373,762

Commercial Services & Supplies—1.8%
R.R. Donnelley & Sons Co.	†	248,013	2,919,113
Republic Services, Inc.		31,000	820,260
Steelcase, Inc., Class A		275,400	2,486,862

			6,226,235

Communications Equipment—0.5%
Comtech Telecommunications Corp.	†	64,200	1,834,836

		Shares	Value
Computers & Peripherals—0.9%
Diebold, Inc.		38,750	$1,430,262
Lexmark International, Inc., Class A		64,000	1,701,120

			3,131,382

Construction & Engineering—1.8%
Jacobs Engineering Group, Inc.	*	64,600	2,445,756
KBR, Inc.		25,885	639,618
URS Corp.		91,700	3,198,496

			6,283,870

Consumer Finance—1.3%
Discover Financial Services		69,675	2,409,361
SLM Corp.		121,225	1,904,445

			4,313,806

Containers & Packaging—1.8%
Bemis Co., Inc.		98,300	3,080,722
Sonoco Products Co.		107,617	3,244,653

			6,325,375

Diversified Consumer Services—0.6%
H&R Block, Inc.	†	138,500	2,213,230

Diversified Financial Services—0.3%
PHH Corp.	*†	63,200	1,104,736

Electric Utilities—3.4%
Cleco Corp.		40,375	1,688,886
FirstEnergy Corp.		12,250	602,578
Great Plains Energy, Inc.		120,400	2,577,764
OGE Energy Corp.		12,100	626,659
Pinnacle West Capital Corp.		68,400	3,539,016
PPL Corp.		90,625	2,520,281

			11,555,184

Electrical Equipment—0.7%
Hubbell, Inc., Class B		31,100	2,423,934

Electronic Equipment, Instruments & Components—3.5%
Arrow Electronics, Inc.	*	77,100	2,529,651
Avnet, Inc.	*	98,100	3,027,366
FEI Co.	*	15,050	719,992
FLIR Systems, Inc.		103,900	2,026,050
Ingram Micro, Inc., Class A	*	150,800	2,634,476
Jabil Circuit, Inc.		49,100	998,203

			11,935,738

Energy Equipment & Services—3.1%
Ensco plc, Class A (United Kingdom)		45,957	2,158,600
McDermott International, Inc.	*	157,900	1,759,006
Oil States International, Inc.	*	21,100	1,396,820
Patterson-UTI Energy, Inc.		115,600	1,683,136
SEACOR Holdings, Inc.	*	23,800	2,127,244
Superior Energy Services, Inc.	*	68,600	1,387,778

			10,512,584

Food & Staples Retailing—1.8%
Harris Teeter Supermarkets, Inc.		45,765	1,875,907
Kroger Co. (The)		118,600	2,750,334
Sysco Corp.	†	54,300	1,618,683

			6,244,924

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Select Value Fund		Shares	Value
COMMON STOCKS—(Continued)
Food Products—1.0%
Campbell Soup Co.	†	25,400	$847,852
D.E. Master Blenders 1753 NV (Netherlands)	*	118,351	1,334,479
Hain Celestial Group, Inc. (The)	*	11,800	649,472
Hillshire Brands Co.		23,670	686,199

			3,518,002

Gas Utilities—0.4%
UGI Corp.		42,800	1,259,604

Health Care Equipment & Supplies—0.7%
Becton Dickinson and Co.		13,600	1,016,600
Sirona Dental Systems, Inc.	*	32,425	1,459,449

			2,476,049

Health Care Providers & Services—2.2%
Cardinal Health, Inc.		51,825	2,176,650
Cigna Corp.		53,800	2,367,200
HCA Holdings, Inc.		97,600	2,969,968

			7,513,818

Hotels, Restaurants & Leisure—2.5%
Darden Restaurants, Inc.	†	66,000	3,341,580
Wyndham Worldwide Corp.		96,850	5,107,869

			8,449,449

Household Durables—0.7%
MDC Holdings, Inc.	†	30,925	1,010,320
Mohawk Industries, Inc.	*	21,700	1,515,311

			2,525,631

Industrial Conglomerates—1.1%
Carlisle Cos., Inc.		70,500	3,737,910

Insurance—11.2%
Alleghany Corp.	*	9,170	3,115,507
Allied World Assurance Co. Holdings AG (Switzerland)		18,000	1,430,460
Allstate Corp. (The)		268,300	9,414,647
Aon plc (United Kingdom)		46,149	2,158,850
Arch Capital Group Ltd. (Bermuda)	*	56,100	2,226,609
Fidelity National Financial, Inc., Class A		68,000	1,309,680
HCC Insurance Holdings, Inc.		111,300	3,494,820
Lincoln National Corp.		334,237	7,309,763
Loews Corp.		51,600	2,110,956
Progressive Corp. (The)	†	142,200	2,962,026
Validus Holdings Ltd. (Bermuda)		86,850	2,781,806

			38,315,124

Internet Software & Services—1.0%
Open Text Corp. (Canada)	*†	30,700	1,531,930
ValueClick, Inc.	*	110,750	1,815,193

			3,347,123

IT Services—4.2%
Broadridge Financial Solutions, Inc.		77,800	1,654,806
Computer Sciences Corp.		173,267	4,300,487
Convergys Corp.		153,200	2,262,764

		Shares	Value
Fidelity National Information Services, Inc.		15,950	$543,576
SAIC, Inc.		153,700	1,862,844
Total System Services, Inc.		36,600	875,838
Western Union Co. (The)		175,900	2,962,156

			14,462,471

Leisure Equipment & Products—2.1%
Brunswick Corp.		210,900	4,686,198
Mattel, Inc.		73,700	2,390,828

			7,077,026

Life Sciences Tools & Services—1.9%
Agilent Technologies, Inc.		39,175	1,537,227
Charles River Laboratories International, Inc.	*	24,575	805,077
Covance, Inc.	*	20,200	966,570
Life Technologies Corp.	*	50,400	2,267,496
PerkinElmer, Inc.		34,800	897,840

			6,474,210

Machinery—2.8%
AGCO Corp.	*	14,075	643,650
Dover Corp.		42,100	2,256,981
Eaton Corp.	†	32,600	1,291,938
Flowserve Corp.		15,700	1,801,575
Snap-on, Inc.		6,450	401,513
Stanley Black & Decker, Inc.		11,300	727,268
Timken Co.		50,775	2,324,987

			9,447,912

Marine—0.0%
Kirby Corp.	*	800	37,664

Media—1.0%
CBS Corp., Class B		33,100	1,085,018
Omnicom Group, Inc.		46,400	2,255,040

			3,340,058

Metals & Mining—0.4%
Nucor Corp.	†	38,250	1,449,675

Multiline Retail—0.6%
Macy's, Inc.		60,650	2,083,328

Multi-Utilities—2.6%
CMS Energy Corp.		92,125	2,164,938
NiSource, Inc.	†	104,450	2,585,137
PG&E Corp.		78,900	3,571,803
SCANA Corp.		14,200	679,328

			9,001,206

Oil, Gas & Consumable Fuels—5.4%
Cimarex Energy Co.		46,400	2,557,568
Energen Corp.		86,750	3,915,028
Hess Corp.		38,400	1,668,480
HollyFrontier Corp.		71,450	2,531,473
Marathon Petroleum Corp.		22,150	994,978
Murphy Oil Corp.		46,200	2,323,398
QEP Resources, Inc.		65,500	1,963,035
Southwestern Energy Co.	*	76,300	2,436,259

			18,390,219

Paper & Forest Products—0.5%
MeadWestvaco Corp.	†	54,175	1,557,531

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Select Value Fund		Shares	Value
COMMON STOCKS—(Continued)
Personal Products—0.7%
Herbalife Ltd. (Cayman Islands)	†	22,050	$1,065,677
Nu Skin Enterprises, Inc., Class A	†	26,050	1,221,745

			2,287,422

Professional Services—1.7%
Dun & Bradstreet Corp. (The)		29,600	2,106,632
Equifax, Inc.		11,000	512,600
Manpower, Inc.		37,700	1,381,705
Towers Watson & Co., Class A		32,200	1,928,780

			5,929,717

Real Estate Investment Trusts (REITs)—7.3%
American Capital Agency Corp. REIT		25,600	860,416
Annaly Capital Management, Inc. REIT	†	117,500	1,971,650
BioMed Realty Trust, Inc. REIT	†	113,425	2,118,779
Brandywine Realty Trust REIT		168,275	2,076,514
Capstead Mortgage Corp. REIT		78,400	1,090,544
CBL & Associates Properties, Inc. REIT		76,350	1,491,879
Digital Realty Trust, Inc. REIT		19,950	1,497,647
Duke Realty Corp. REIT		317,032	4,641,348
DuPont Fabros Technology, Inc. REIT	†	23,875	681,870
Entertainment Properties Trust REIT		24,400	1,003,084
Hatteras Financial Corp. REIT		47,000	1,344,200
Health Care REIT, Inc. REIT	†	44,250	2,579,775
Home Properties, Inc. REIT		15,520	952,307
Kilroy Realty Corp. REIT		19,525	945,205
MFA Financial, Inc. REIT		146,000	1,151,940
Weyerhaeuser Co. REIT		19,850	443,846

			24,851,004

Road & Rail—2.0%
Hertz Global Holdings, Inc.	*	149,700	1,916,160
Ryder System, Inc.		48,200	1,735,682
Werner Enterprises, Inc.		131,200	3,134,368

			6,786,210

Semiconductors & Semiconductor Equipment—3.1%
Analog Devices, Inc.		75,200	2,832,784
Applied Materials, Inc.		193,500	2,217,510
Broadcom Corp., Class A	*	16,325	551,785
Lam Research Corp.	*†	86,950	3,281,493
Skyworks Solutions, Inc.	*	64,100	1,754,417

			10,637,989

Software—1.5%
BMC Software, Inc.	*	14,900	635,932
Cadence Design Systems, Inc.	*	234,950	2,582,100
Synopsys, Inc.	*	64,400	1,895,292

			5,113,324

Specialty Retail—1.9%
Foot Locker, Inc.		92,900	2,840,882
GNC Holdings, Inc., Class A		50,525	1,980,580
Pier 1 Imports, Inc.		95,900	1,575,637

			6,397,099

		Shares	Value
Textiles, Apparel & Luxury Goods—1.2%
PVH Corp.		12,625	$982,099
V.F. Corp.		22,900	3,056,005

			4,038,104

Tobacco—0.2%
Lorillard, Inc.		5,975	788,401

Trading Companies & Distributors—0.6%
United Rentals, Inc.	*†	59,525	2,026,231

Water Utilities—0.6%
American Water Works Co., Inc.		58,600	2,008,808

TOTAL COMMON STOCKS
(Cost $295,754,725)			330,693,629

MONEY MARKET FUNDS—11.9%
Institutional Money Market Funds—11.9%
Dreyfus Institutional Cash Advantage Fund, 0.15%	††¥	5,300,000	5,300,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%		¥10,754,494	10,754,494
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%	††¥	4,899,531	4,899,531
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.17%	††¥	4,000,000	4,000,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.15%	††¥	5,300,000	5,300,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.15%	††¥	5,300,000	5,300,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.13%	††¥	5,300,000	5,300,000

TOTAL MONEY MARKET FUNDS
(Cost $40,854,025)			40,854,025

TOTAL INVESTMENTS—108.7%
(Cost $336,608,750)			371,547,654
Other assets less liabilities—(8.7%)			(29,589,885)

NET ASSETS—100.0%			$341,957,769

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in
conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the
fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—96.1%
Aerospace & Defense—0.5%
Rockwell Collins, Inc.		37,200	$1,835,820
TransDigm Group, Inc.	*	23,000	3,088,900

			4,924,720

Air Freight & Logistics—2.5%
C.H. Robinson Worldwide, Inc.		141,145	8,261,217
Expeditors International of Washington, Inc.		154,435	5,984,356
FedEx Corp.		118,100	10,819,141

			25,064,714

Airlines—0.8%
United Continental Holdings, Inc.	*†	338,495	8,235,583

Auto Components—2.2%
Allison Transmission Holdings, Inc.	†	393,740	6,914,074
Autoliv, Inc. (Sweden)	†	58,500	3,197,610
BorgWarner, Inc.	*†	64,000	4,197,760
Gentex Corp.		174,000	3,631,380
WABCO Holdings, Inc.	*	70,600	3,736,858

			21,677,682

Beverages—0.5%
Dr. Pepper Snapple Group, Inc.	†	121,200	5,302,500

Biotechnology—1.6%
Amylin Pharmaceuticals, Inc.	*	361,140	10,194,982
Human Genome Sciences, Inc.	*	223,200	2,930,616
Myriad Genetics, Inc.	*	127,800	3,037,806

			16,163,404

Building Products—1.2%
Masco Corp.		483,400	6,704,758
Owens Corning, Inc.	*	171,705	4,900,461

			11,605,219

Capital Markets—3.7%
Bank of New York Mellon Corp. (The)		484,000	10,623,800
Carlyle Group LP (The)	*	122,000	2,734,020
Fortress Investment Group LLC, Class A		1,444,700	4,868,639
Lazard Ltd., Class A (Bermuda)		36,900	959,031
LPL Financial Holdings, Inc.		90,070	3,041,664
SEI Investments Co.		398,325	7,922,684
TD Ameritrade Holding Corp.	†	383,500	6,519,500

			36,669,338

Chemicals—1.5%
Airgas, Inc.		52,100	4,376,921
Ecolab, Inc.		74,500	5,105,485
FMC Corp.		91,900	4,914,812

			14,397,218

Commercial Banks—1.6%
Fifth Third Bancorp		589,000	7,892,600
First Interstate BancSystem, Inc.	†	247,300	3,521,552
Synovus Financial Corp.	†	2,461,900	4,874,562

			16,288,714

		Shares	Value
Commercial Services & Supplies—0.5%
Copart, Inc.	*	157,600	$3,733,544
Stericycle, Inc.	*	18,400	1,686,728

			5,420,272

Communications Equipment—1.1%
Acme Packet, Inc.	*†	83,450	1,556,342
ADTRAN, Inc.		193,005	5,826,821
F5 Networks, Inc.	*	30,800	3,066,448

			10,449,611

Computers & Peripherals—1.7%
Dell, Inc.	*	1,106,000	13,847,120
NetApp, Inc.	*	77,600	2,469,232

			16,316,352

Construction & Engineering—1.5%
ACS Actividades de Construcciony Servicios SA (Spain)	†	304,000	6,511,856
Jacobs Engineering Group, Inc.	*	138,310	5,236,417
URS Corp.		86,400	3,013,632

			14,761,905

Construction Materials—1.4%
Cemex SAB de CV ADR (Mexico)	*†	1,134,155	7,632,863
Vulcan Materials Co.		160,924	6,390,292

			14,023,155

Consumer Finance—0.2%
Green Dot Corp., Class A	*†	99,200	2,194,304

Distributors—0.5%
Pool Corp.		116,500	4,713,590

Diversified Consumer Services—0.5%
Weight Watchers International, Inc.	†	90,690	4,675,976

Diversified Financial Services—1.1%
KKR Financial Holdings LLC		735,600	6,267,312
NASDAQ OMX Group, Inc. (The)		222,500	5,044,075

			11,311,387

Diversified Telecommunication Services—1.9%
Level 3 Communications, Inc.	*†	401,133	8,885,096
tw telecom inc.	*	373,000	9,571,180

			18,456,276

Electrical Equipment—2.0%
AMETEK, Inc.		185,730	9,269,784
Babcock & Wilcox Co. (The)	*	172,675	4,230,538
Cooper Industries plc		27,400	1,868,132
Polypore International, Inc.	*†	105,200	4,249,028

			19,617,482

Electronic Equipment, Instruments & Components—0.2%
Trimble Navigation Ltd.	*	50,898	2,341,817

Energy Equipment & Services—0.8%
Cameron International Corp.	*	87,900	3,754,209
Oil States International, Inc.	*	56,100	3,713,820

			7,468,029

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Food & Staples Retailing—0.8%
Pricesmart, Inc.		28,460	$1,921,335
Safeway, Inc.	†	207,900	3,773,385
Whole Foods Market, Inc.		22,000	2,097,040

			7,791,760

Food Products—0.4%
Hershey Co. (The)		54,200	3,904,026

Health Care Equipment & Supplies—0.8%
Boston Scientific Corp.	*	1,443,100	8,182,377

Health Care Providers & Services—3.6%
DaVita, Inc.	*	147,600	14,495,796
Health Management Associates, Inc., Class A	*	411,300	3,228,705
Laboratory Corp. of America Holdings	*	36,300	3,361,743
Lincare Holdings, Inc.		248,970	8,469,959
WellPoint, Inc.		94,400	6,021,776

			35,577,979

Health Care Technology—1.1%
SXC Health Solutions Corp.	*†	111,360	11,048,026

Hotels, Restaurants & Leisure—1.3%
Bwin.Party Digital Entertainmentplc (Gibraltar)		1,534,000	2,650,736
InterContinental Hotels Group plc ADR (United Kingdom)		353,000	8,507,300
Wyndham Worldwide Corp.		33,800	1,782,612

			12,940,648

Household Durables—1.5%
Lennar Corp., Class A	†	229,300	7,087,663
NVR, Inc.	*	8,610	7,318,500

			14,406,163

Household Products—1.0%
Church & Dwight Co., Inc.		50,600	2,806,782
Energizer Holdings, Inc.	*	93,200	7,013,300

			9,820,082

Independent Power Producers & Energy Traders—0.6%
Calpine Corp.	*	357,900	5,908,929

Industrial Conglomerates—1.1%
Koninklijke Philips Electronics NV NYRS (Netherlands)		528,000	10,385,760

Insurance—7.8%
Aflac, Inc.		72,200	3,074,998
Aon plc (United Kingdom)		238,000	11,133,640
Assured Guaranty Ltd. (Bermuda)		559,800	7,893,180
Axis Capital Holdings Ltd. (Bermuda)		148,400	4,830,420
Fairfax Financial Holdings Ltd. (Canada)	†	27,900	10,928,430
Genworth Financial, Inc., Class A	*	741,400	4,196,324
Hartford Financial Services Group, Inc.		284,600	5,017,498
Loews Corp.		273,000	11,168,430

		Shares	Value
RenaissanceRe Holdings Ltd. (Bermuda)		103,800	$7,889,838
Syncora Holdings Ltd. (Bermuda)	*†	626,661	106,532
Travelers Cos., Inc. (The)		87,000	5,554,080
XL Group plc (Ireland)		238,900	5,026,456

			76,819,826

Internet & Catalog Retail—2.1%
Expedia, Inc.		79,799	3,835,938
Liberty Interactive Corp., Series A	*	403,575	7,179,599
TripAdvisor, Inc.	*	207,160	9,257,981

			20,273,518

Internet Software & Services—2.8%
Active Network, Inc. (The)	*†	117,400	1,806,786
eBay, Inc.	*	231,500	9,725,315
Rackspace Hosting, Inc.	*	108,000	4,745,520
VeriSign, Inc.	*	256,975	11,196,401

			27,474,022

IT Services—5.3%
Alliance Data Systems Corp.	*†	61,700	8,329,500
Amdocs Ltd.		365,200	10,853,744
FleetCor Technologies, Inc.	*	111,500	3,906,960
Gartner, Inc.	*	133,800	5,760,090
Genpact Ltd. (Bermuda)	*	457,540	7,608,890
Global Payments, Inc.		76,100	3,289,803
NeuStar, Inc., Class A	*	180,100	6,015,340
Teradata Corp.	*	41,700	3,002,817
Vantiv, Inc., Class A	*	79,000	1,839,910
VeriFone Systems, Inc.	*†	58,400	1,932,456

			52,539,510

Life Sciences Tools & Services—0.9%
BG Medicine, Inc.	*†	353,500	2,467,430
Waters Corp.	*	79,355	6,306,342

			8,773,772

Machinery—2.2%
Eaton Corp.		80,500	3,190,215
Gardner Denver, Inc.		121,800	6,444,438
Nordson Corp.		50,300	2,579,887
Pall Corp.		44,200	2,422,602
SPX Corp.		35,100	2,292,732
Stanley Black & Decker, Inc.		81,200	5,226,032

			22,155,906

Media—5.2%
AMC Networks, Inc., Class A	*	145,405	5,169,148
DIRECTV, Class A	*	234,000	11,423,880
Discovery Communications, Inc., Class C	*	157,500	7,889,175
National CineMedia, Inc.		145,800	2,211,786
Scripps Networks Interactive, Inc., Class A		84,900	4,827,414
Virgin Media, Inc.	†	413,400	10,082,826
Walt Disney Co. (The)		201,000	9,748,500

			51,352,729

Metals & Mining—0.2%
Compass Minerals International, Inc.		30,600	2,334,168

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Multiline Retail—0.5%
Big Lots, Inc.	*†	112,650	$4,594,994

Oil, Gas & Consumable Fuels—6.9%
Cabot Oil & Gas Corp.		103,120	4,062,928
Chesapeake Energy Corp.	†	695,000	12,927,000
Cobalt International Energy, Inc.	*	133,550	3,138,425
Concho Resources, Inc.	*	42,300	3,600,576
CONSOL Energy, Inc.		624,905	18,897,127
Denbury Resources, Inc.	*	196,100	2,963,071
Newfield Exploration Co.	*	168,625	4,942,399
Pioneer Natural Resources Co.		43,980	3,879,476
QEP Resources, Inc.		150,500	4,510,485
Southwestern Energy Co.	*	79,700	2,544,821
Whiting Petroleum Corp.	*	157,800	6,488,736

			67,955,044

Personal Products—0.2%
Herbalife Ltd. (Cayman Islands)	†	45,300	$2,189,349

Pharmaceuticals—1.8%
Nektar Therapeutics	*†	283,200	2,285,424
Salix Pharmaceuticals Ltd.	*†	46,550	2,534,182
Shire plc ADR (Ireland)		42,700	3,688,853
Watson Pharmaceuticals, Inc.	*	128,540	9,510,675

			18,019,134

Professional Services—2.9%
Acacia Research Corp.	*	89,700	3,340,428
Equifax, Inc.		154,710	7,209,486
IHS, Inc., Class A	*	46,500	5,009,445
Manpower, Inc.		50,900	1,865,485
Nielsen Holdings NV	*	203,600	5,338,392
Robert Half International, Inc.		212,935	6,083,553

			28,846,789

Real Estate Investment Trusts (REITs)—1.0%
American Tower Corp. REIT		56,400	3,942,924
Hatteras Financial Corp. REIT		201,840	5,772,624

			9,715,548

Real Estate Management & Development—0.3%
Jones Lang LaSalle, Inc.		46,200	3,251,094

Road & Rail—1.0%
Kansas City Southern		76,500	5,321,340
Old Dominion Freight Line, Inc.	*	99,600	4,311,684

			9,633,024

Semiconductors & Semiconductor Equipment—3.6%
Altera Corp.		77,600	2,625,984
Analog Devices, Inc.		90,900	3,424,203
ASML Holding NV NYRS (Netherlands)	†	71,600	3,681,672
Broadcom Corp., Class A	*	93,400	3,156,920
Integrated Device Technology, Inc.	*	1,139,500	6,403,990
Marvell Technology Group Ltd. (Bermuda)		541,100	6,103,608
Micron Technology, Inc.	*	595,400	3,756,974
Skyworks Solutions, Inc.	*	223,485	6,116,784

			35,270,135

		Shares	Value
Software—4.8%
Adobe Systems, Inc.	*	213,200	$6,901,284
ANSYS, Inc.	*	34,000	2,145,740
Citrix Systems, Inc.	*	61,565	5,167,766
FactSet Research Systems, Inc.		67,615	6,284,138
Informatica Corp.	*	56,800	2,406,048
MICROS Systems, Inc.	*	139,713	7,153,306
Red Hat, Inc.	*	157,675	8,905,484
Rovi Corp.	*	237,505	4,659,848
ServiceNow, Inc.	*	20,500	504,300
Solera Holdings, Inc.		66,400	2,774,856

			46,902,770

Specialty Retail—1.7%
CarMax, Inc.	*	182,880	4,743,907
O’Reilly Automotive, Inc.	*	41,500	3,476,455
Sally Beauty Holdings, Inc.	*	115,200	2,965,248
Tiffany & Co.		43,900	2,324,505
Tractor Supply Co.		33,500	2,782,510

			16,292,625

Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc.		73,000	4,269,040
Hanesbrands, Inc.	*	116,700	3,236,091

			7,505,131

Thrifts & Mortgage Finance—0.4%
People’s United Financial, Inc.		303,900	3,528,279

Trading Companies & Distributors—1.0%
Aircastle Ltd.		382,900	4,613,945
MSC Industrial Direct Co., Inc., Class A		85,275	5,589,776

			10,203,721

Wireless Telecommunication Services—1.0%
SBA Communications Corp., Class A	*†	176,700	10,080,735

TOTAL COMMON STOCKS
(Cost $861,697,520)			947,756,821

MONEY MARKET FUNDS—16.6%
Institutional Money Market Funds—16.6%
Dreyfus Institutional Cash Advantage Fund, 0.15%	††¥	18,700,000	18,700,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%		¥39,516,158	39,516,159
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%	††¥	29,434,834	29,434,834
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.17%	††¥	20,000,000	20,000,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.15%	††¥	18,700,000	18,700,000

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Aggressive Opportunities Fund	Shares	Value
MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.15% ††¥	18,700,000	$18,700,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.13% ††¥	18,700,000	18,700,000

TOTAL MONEY MARKET FUNDS
(Cost $163,750,993)		163,750,993

TOTAL INVESTMENTS—112.7%
(Cost $1,025,448,513)		1,111,507,814
Other assets less liabilities—(12.7%)		(125,224,553)

NET ASSETS—100.0%		$986,283,261

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint Discovery Fund		Shares	Value
COMMON STOCKS—48.5%
Automobiles—0.6%
Tesla Motors, Inc.	*†	38,200	$1,195,278

Biotechnology—1.4%
Arena Pharmaceuticals, Inc.	*†	71,658	715,147
Incyte Corp. Ltd.	*†	46,300	1,051,010
Rigel Pharmaceuticals, Inc.	*	113,200	1,052,760

			2,818,917

Capital Markets—1.9%
BGC Partners, Inc., Class A		178,500	1,047,795
Fifth Street Finance Corp.		107,000	1,067,860
Knight Capital Group, Inc., Class A	*	79,000	943,260
Uranium Participation Corp. (Canada)	*	168,978	914,516

			3,973,431

Chemicals—0.8%
EcoSynthetix, Inc.—Legend Shares (Canada)	*‡	24,500	93,851
EcoSynthetix, Inc. (Canada)	*	182,100	697,564
LSB Industries, Inc.	*	29,500	911,845

			1,703,260

Commercial Banks—1.2%
Hudson Valley Holding Corp.	†	68,489	1,239,651
MB Financial, Inc.		52,000	1,120,080

			2,359,731

Commercial Services & Supplies—0.5%
United Stationers, Inc.		37,000	997,150

Communications Equipment—3.4%
Arris Group, Inc.	*	83,800	1,165,658
Comverse Technology, Inc.	*	140,600	818,292
Emulex Corp.	*	138,300	995,760
Extreme Networks, Inc.	*†	295,700	1,017,208
Mitel Networks Corp. (Canada)	*†	213,870	945,306
NETGEAR, Inc.	*	36,800	1,269,968
Parkervision, Inc.	*†	338,540	805,725

			7,017,917

Construction & Engineering—1.2%
EMCOR Group, Inc.		40,300	1,121,146
Michael Baker Corp.	*	49,200	1,283,628

			2,404,774

Consumer Finance—0.7%
DFC Global Corp.	*	73,800	1,360,134

Containers & Packaging—0.4%
AptarGroup, Inc.		17,300	883,165

Diversified Consumer Services—0.5%
Steiner Leisure Ltd. (Bahamas)	*	22,500	1,044,225

Diversified Financial Services—0.4%
Gain Capital Holdings, Inc.	†	158,500	790,915

Electric Utilities—1.4%
Portland General Electric Co.		36,800	981,088
UNS Energy Corp.		23,900	917,999
Westar Energy, Inc.		32,400	970,380

			2,869,467

		Shares	Value
Electronic Equipment, Instruments & Components—1.5%
Fabrinet (Cayman Islands)	*†	68,900	$864,695
Park Electrochemical Corp.		42,000	1,086,960
TTM Technologies, Inc.	*	121,500	1,143,315

			3,094,970

Energy Equipment & Services—0.8%
C&J Energy Services, Inc.	*^‡	94,000	1,738,999

Food Products—1.0%
Darling International, Inc.	*	61,500	1,014,135
Omega Protein Corp.	*	151,000	1,111,360

			2,125,495

Health Care Equipment & Supplies—1.7%
Greatbatch, Inc.	*	49,200	1,117,332
ICU Medical, Inc.	*†	21,200	1,131,656
Merit Medical Systems, Inc.	*	90,500	1,249,805

			3,498,793

Health Care Providers & Services—1.8%
Amsurg Corp.	*	31,800	953,364
Ensign Group, Inc. (The)		32,500	918,775
LHC Group, Inc.	*	58,000	983,680
MEDNAX, Inc.	*†	12,400	849,896

			3,705,715

Hotels, Restaurants & Leisure—0.5%
Whistler Blackcomb Holdings, Inc. (Canada)	‡	30,100	324,918
Whistler Blackcomb Holdings, Inc. (Canada)		69,700	752,385

			1,077,303

Industrial Conglomerates—0.5%
Carlisle Cos., Inc.		19,000	1,007,380

Internet & Catalog Retail—0.4%
PetMed Express, Inc.	†	72,200	877,952

Internet Software & Services—1.0%
EarthLink, Inc.		133,000	989,520
XO Group, Inc.	*	115,200	1,021,824

			2,011,344

Machinery—1.3%
Altra Holdings, Inc.		64,300	1,014,654
John Bean Technologies Corp.		66,000	895,620
Wabash National Corp.	*	129,800	859,276

			2,769,550

Metals & Mining—1.8%
Allied Nevada Gold Corp.	*	36,900	1,047,222
New Gold, Inc. (Canada)	*†	109,600	1,041,200
Romarco Minerals, Inc. (Canada)	*	1,113,900	579,871
Universal Stainless & Alloy Products, Inc.	*	24,100	990,510

			3,658,803

Oil, Gas & Consumable Fuels—4.1%
Alberta Oilsands, Inc. (Canada)	*	1,498,600	213,434
Berry Petroleum Co., Class A		26,200	1,039,092
Bonanza Creek Energy, Inc.	*	45,000	748,350
BPZ Resources, Inc.	*†	374,100	946,473

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Discovery Fund		Shares	Value
COMMON STOCKS—(Continued)
Karoon Gas Australia Ltd. (Australia)	*	180,888	$759,680
Midstates Petroleum Co., Inc.	*	89,000	864,190
Oilsands Quest, Inc. (Canada)	*†	2,055,636	87,364
Porto Energy Corp.	*	1,598,400	156,998
Swift Energy Co.	*	48,300	898,863
Synergy Resources Corp.	*†	201,900	621,852
Triangle Petroleum Corp.	*†	174,400	973,152
Warren Resources, Inc.	*	441,300	1,059,120

			8,368,568

Pharmaceuticals—0.6%
Medicines Co. (The)	*	56,200	1,289,228

Real Estate Investment Trusts (REITs)—4.0%
Anworth Mortgage Asset Corp. REIT	†	140,200	988,410
Capstead Mortgage Corp. REIT		59,400	826,254
CreXus Investment Corp. REIT		91,318	928,704
Gladstone Commercial Corp. REIT	†	55,500	924,630
Medical Properties Trust, Inc. REIT		101,400	975,468
MFA Financial, Inc. REIT		125,200	987,828
Pebblebrook Hotel Trust REIT		23,800	554,778
STAG Industrial, Inc. REIT		58,600	854,388
Summit Hotel Properties, Inc. REIT		142,900	1,196,073

			8,236,533

Real Estate Management & Development—0.5%
Brasil Brokers Participacoes SA (Brazil)		317,100	1,059,368

Road & Rail—0.5%
Quality Distribution, Inc.	*	92,100	1,021,389

Semiconductors & Semiconductor Equipment—0.9%
Microsemi Corp.	*	57,000	1,053,930
PMC—Sierra, Inc.	*	137,200	842,408

			1,896,338

Software—1.1%
JDA Software Group, Inc.	*	40,900	1,214,321
SeaChange International, Inc.	*	123,743	1,018,405

			2,232,726

Specialty Retail—4.3%
Cato Corp. (The), Class A		38,300	1,166,618
Children’s Place Retail Stores, Inc. (The)	*	24,400	1,215,852
Destination Maternity Corp.		52,600	1,136,160
Express, Inc.	*	57,500	1,044,775
Finish Line, Inc. (The), Class A		56,000	1,170,960
Hot Topic, Inc.		93,700	907,953
Shoe Carnival, Inc.		55,750	1,198,067
Wet Seal, Inc. (The), Class A	*	330,500	1,044,380

			8,884,765

Textiles, Apparel & Luxury Goods—1.1%
Skechers U.S.A., Inc., Class A	*	55,200	1,124,424
True Religion Apparel, Inc.		38,500	1,115,730

			2,240,154

			Shares	Value
Thrifts & Mortgage Finance—1.2%
EverBank Financial Corp.		*	98,400	$1,069,608
Flushing Financial Corp.			86,617	1,180,590
WSFS Financial Corp.			3,100	125,271

				2,375,469

Trading Companies & Distributors—3.0%
Applied Industrial Technologies, Inc.			22,500	829,125
CAI International, Inc.		*	56,000	1,113,280
H&E Equipment Services, Inc.		*	57,400	862,722
SeaCube Container Leasing Ltd.			61,800	1,054,926
TAL International Group, Inc.			32,853	1,100,247
Textainer Group Holdings Ltd. (Bermuda)		†	32,100	1,184,490

				6,144,790

Wireless Telecommunication Services—0.5%
Leap Wireless International, Inc.		*†	165,600	1,064,808

TOTAL COMMON STOCKS
(Cost $93,064,149)				99,798,804

CONVERTIBLE PREFERRED STOCKS—0.6%
Leisure Equipment & Products—0.6%
Callaway Golf Co., Perpetual, Series B 7.500%			12,500	1,196,250

Real Estate Management & Development—0.0%
Grubb & Ellis Co. 12.000%		*	5,800	2,395
Grubb & Ellis Co., Perpetual 12.000%		*^	5,200	2,148

				4,543

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,252,172)				1,200,793

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—23.2%
Aerospace & Defense—0.6%
Boeing Co. (The)
1.875%	11/20/2012		$450,000	452,312
Raytheon Co.
1.400%	12/15/2014		145,000	147,204
United Technologies Corp.
0.967%	06/01/2015	#	545,000	551,293

				1,150,809

Auto Components—0.1%
Johnson Controls, Inc.
0.876%	02/04/2014	#	290,000	291,067

Beverages—0.8%
Anheuser-Busch InBev Worldwide, Inc.
9.750%	11/17/2015	†BRL	1,030,000	569,487

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Coca-Cola Enterprises, Inc.
1.125%	11/12/2013		$530,000	$532,376
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	270,000	278,597
1.850%	01/15/2015	^	220,000	223,280

				1,603,740

Biotechnology—0.2%
Amgen, Inc.
1.875%	11/15/2014		330,000	335,315
Gilead Sciences, Inc.
2.400%	12/01/2014		140,000	144,373

				479,688

Capital Markets—0.9%
Astoria Financial Corp.
5.000%	06/19/2017		240,000	240,244
Bank of New York Mellon Corp. (The) MTN
1.200%	02/20/2015		100,000	100,604
Goldman Sachs Group, Inc. (The)
1.466%	02/07/2014	#	570,000	563,454
Morgan Stanley
1.446%	04/29/2013	#	610,000	601,673
TD Ameritrade Holding Corp.
4.150%	12/01/2014		410,000	433,663

				1,939,638

Chemicals—0.1%
Ecolab, Inc.
2.375%	12/08/2014		110,000	113,692

Commercial Banks—3.3%
Banco Bradesco SA (Brazil)
2.566%	05/16/2014	#^	300,000	299,767
Banco de Credito del Peru (Peru)
4.750%	03/16/2016	^	420,000	433,650
Bank of Ceylon (Sri Lanka)
6.875%	05/03/2017	^	200,000	200,000
Bank of Nova Scotia (Canada)
1.850%	01/12/2015		200,000	203,322
Barclays Bank plc (United Kingdom)
1.509%	01/13/2014	#	520,000	520,784
BB&T Corp., Series A MTN
3.375%	09/25/2013		200,000	205,801
Capital One Financial Corp.
2.125%	07/15/2014		340,000	343,064
CIT Group, Inc.
4.750%	02/15/2015	^	270,000	277,425
HSBC Bank plc (United Kingdom)
1.625%	07/07/2014	^†	360,000	363,087
HSBC USA, Inc.
2.375%	02/13/2015		240,000	242,889
ING Bank NV (Netherlands)
3.750%	03/07/2017	^	500,000	498,183
1.518%	03/15/2013	#^†	570,000	570,307
KeyCorp MTN
3.750%	08/13/2015		230,000	243,706
Oversea-Chinese Banking Corp. Ltd. (Singapore)
1.625%	03/13/2015	^	300,000	301,630
Royal Bank of Scotland plc (The) (United Kingdom)
3.250%	01/11/2014		520,000	522,249

Coupon Rate	Maturity Date		Face	Value

US Bancorp
4.200%	05/15/2014		$500,000	$532,385
US Bank NA, Bank Note
0.747%	10/14/2014	#	400,000	398,432
Wachovia Bank NA, Bank Note
4.800%	11/01/2014		545,000	581,097
Wells Fargo & Co. MTN
2.100%	05/08/2017		100,000	100,339

				6,838,117

Communications Equipment—0.3%
Cisco Systems, Inc.
0.718%	03/14/2014	#	680,000	683,807

Computers & Peripherals—0.2%
Hewlett-Packard Co.
2.018%	09/19/2014	#	300,000	303,575

Consumer Finance—1.9%
Ally Financial, Inc.
4.500%	02/11/2014		400,000	406,500
American Express Credit Corp. MTN
1.750%	06/12/2015		100,000	101,208
American Express Credit Corp., Series D MTN
5.125%	08/25/2014		300,000	324,249
Banque PSA Finance SA (France)
2.361%	04/04/2014	#^	540,000	525,462
Caterpillar Financial Services Corp., Series G MTN
1.375%	05/20/2014		360,000	364,578
Ford Motor Credit Co. LLC
3.875%	01/15/2015		470,000	484,304
International Lease Finance Corp.
6.500%	09/01/2014	^	200,000	212,000
4.875%	04/01/2015		210,000	211,173
John Deere Capital Corp. MTN
1.600%	03/03/2014		270,000	274,361
PACCAR Financial Corp. MTN
1.550%	09/29/2014		210,000	213,287
1.050%	06/05/2015		90,000	90,364
RCI Banque SA (France)
2.339%	04/11/2014	#^	800,000	777,925

				3,985,411

Containers & Packaging—0.1%
Rock-Tenn Co.
4.450%	03/01/2019	^	160,000	164,586

Diversified Financial Services—3.1%
Bank of America Corp.
3.700%	09/01/2015	†	425,000	429,673
Bank of America Corp., Series 1
3.750%	07/12/2016		130,000	131,179
Caisse Centrale Desjardins du Quebec (Canada)
1.700%	09/16/2013	^	450,000	454,593
Citigroup, Inc.
6.000%	12/13/2013		175,000	183,980
5.300%	10/17/2012		175,000	177,196
4.450%	01/10/2017		225,000	236,095
1.317%	02/15/2013	#†	470,000	470,091
CME Group, Inc.
5.400%	08/01/2013		200,000	209,866
Equifax, Inc.
4.450%	12/01/2014		80,000	84,558
ERAC USA Finance LLC
2.250%	01/10/2014	^	400,000	402,551

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
General Electric Capital Corp.
5.900%	05/13/2014		$260,000	$282,549
2.150%	01/09/2015		240,000	244,194
1.625%	07/02/2015		400,000	401,628
General Electric Capital Corp. MTN
1.099%	04/07/2014	#	300,000	299,891
General Electric Capital Corp., Series A MTN
3.750%	11/14/2014		390,000	409,686
JPMorgan Chase & Co.
4.750%	05/01/2013		350,000	360,927
JPMorgan Chase & Co. MTN
1.875%	03/20/2015		105,000	104,988
1.266%	01/24/2014	#	540,000	541,650
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		460,000	475,894
National Rural Utilities Cooperative Finance Corp.
1.125%	11/01/2013		215,000	216,367
1.000%	02/02/2015	†	200,000	201,125

				6,318,681

Diversified Telecommunication Services—1.1%
AT&T, Inc.
1.700%	06/01/2017		480,000	482,798
0.875%	02/13/2015	†	780,000	779,919
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		100,000	107,094
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013		105,000	105,525
Telefonica Emisiones SAU (Spain)
2.582%	04/26/2013		490,000	482,772
Verizon Communications, Inc.
1.071%	03/28/2014	#	300,000	302,792
Windstream Corp.
8.125%	08/01/2013		70,000	74,112

				2,335,012

Electric Utilities—0.9%
Cia de Eletricidade do Estado da Bahia (Brazil)
11.750%	04/27/2016	^	BRL 450,000	243,092
Georgia Power Co.
1.300%	09/15/2013		460,000	463,875
MidAmerican Energy Holdings Co.
3.150%	07/15/2012		300,000	300,302
NextEra Energy Capital Holdings, Inc.
1.611%	06/01/2014		180,000	180,572
Public Service Electric & Gas Co., Series B MTN
5.125%	09/01/2012		700,000	705,028

				1,892,869

Food & Staples Retailing—0.5%
Kroger Co. (The)
2.200%	01/15/2017		500,000	506,129
Safeway, Inc.
5.800%	08/15/2012		350,000	352,050
3.400%	12/01/2016		200,000	203,888

				1,062,067

Food Products—0.8%
General Mills, Inc.
5.250%	08/15/2013		750,000	787,517

Coupon Rate	Maturity Date		Face	Value

Kellogg Co.
1.125%	05/15/2015		$350,000	$351,932
Kraft Foods Group, Inc.
1.625%	06/04/2015	^	150,000	151,695
Kraft Foods, Inc.
5.250%	10/01/2013		140,000	147,411
2.625%	05/08/2013		140,000	142,101

				1,580,656

Gas Utilities—0.1%
Sabine Pass LNG LP
7.250%	11/30/2013		245,000	254,800

Health Care Equipment & Supplies—0.5%
DENTSPLY International, Inc.
1.967%	08/15/2013	#	280,000	281,638
Stryker Corp.
3.000%	01/15/2015	†	300,000	315,872
2.000%	09/30/2016		400,000	410,233

				1,007,743

Health Care Providers & Services—0.6%
Express Scripts Holding Co.
2.750%	11/21/2014	^	500,000	510,990
HCA, Inc.
6.750%	07/15/2013		80,000	83,800
Quest Diagnostics, Inc.
1.318%	03/24/2014	#	160,000	161,396
WellPoint, Inc.
2.375%	02/15/2017		465,000	477,067

				1,233,253

Hotels, Restaurants & Leisure—0.4%
Arcos Dorados Holdings, Inc. (Virgin Islands, British)
10.250%	07/13/2016	^	BRL 450,000	237,491
McDonald’s Corp. MTN
0.750%	05/29/2015		190,000	190,114
Wendy’s Restaurants LLC
10.000%	07/15/2016		345,000	372,172

				799,777

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)
7.750%	03/01/2014		225,000	245,250

Industrial Conglomerates—0.2%
Danaher Corp.
0.718%	06/21/2013	#	500,000	501,646

Insurance—1.0%
Allstate Corp. (The)
6.200%	05/16/2014		300,000	330,138
MetLife, Inc.
2.375%	02/06/2014		190,000	193,946
Metropolitan Life Global Funding I
1.219%	01/10/2014	#^	700,000	700,819
New York Life Global Funding
0.721%	04/04/2014	#^	500,000	499,826
Prudential Financial, Inc., Series D MTN
3.625%	09/17/2012		355,000	357,069

				2,081,798

IT Services—0.3%
International Business Machines Corp.
0.550%	02/06/2015		610,000	606,430

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Life Sciences Tools & Services—0.2%
Howard Hughes Medical Institute
3.450%	09/01/2014		$400,000	$424,901

Machinery—0.2%
Case New Holland, Inc.
7.750%	09/01/2013		200,000	213,500
Tyco Electronics Group SA (Luxembourg)
1.600%	02/03/2015		100,000	100,482

				313,982

Media—0.3%
DISH DBS Corp.
4.625%	07/15/2017	^†	360,000	362,250
Viacom, Inc.
4.375%	09/15/2014		200,000	214,201

				576,451

Metals & Mining—0.4%
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^†	280,000	282,100
Freeport-McMoRan Copper & Gold, Inc.
1.400%	02/13/2015		100,000	99,722
Steel Dynamics, Inc.
7.375%	11/01/2012		375,000	379,688

				761,510

Multiline Retail—0.3%
Target Corp.
0.636%	07/18/2014	#	700,000	702,415

Multi-Utilities—0.2%
DTE Energy Co.
1.167%	06/03/2013	#	370,000	370,700

Oil, Gas & Consumable Fuels—1.1%
Chesapeake Energy Corp.
7.625%	07/15/2013	†	165,000	170,981
ConocoPhillips
4.750%	02/01/2014		200,000	212,509
Kinder Morgan Energy Partners LP
5.850%	09/15/2012		370,000	373,613
Kinder Morgan Kansas, Inc.
6.500%	09/01/2012		460,000	462,783
Phillips 66
1.950%	03/05/2015	^†	230,000	231,797
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	290,000	280,575
Tesoro Corp.
6.625%	11/01/2015		140,000	143,150
WPX Energy, Inc.
5.250%	01/15/2017	^	355,000	361,213

				2,236,621

Paper & Forest Products—0.1%
Masco Corp.
4.800%	06/15/2015		165,000	169,649

Personal Products—0.2%
Revlon Consumer Products Corp.
9.750%	11/15/2015		380,000	408,500

Coupon Rate	Maturity Date		Face	Value

Pharmaceuticals—0.3%
Novartis Capital Corp.
4.125%	02/10/2014		$100,000	$105,609
Valeant Pharmaceuticals International
6.500%	07/15/2016	^†	400,000	420,000

				525,609

Real Estate Investment Trusts (REITs)—0.8%
HCP, Inc.
2.700%	02/01/2014		570,000	579,328
Health Care REIT, Inc.
6.000%	11/15/2013		370,000	388,071
Simon Property Group LP
4.200%	02/01/2015		90,000	94,936
Vornado Realty LP
4.250%	04/01/2015		470,000	495,987

				1,558,322

Road & Rail—0.1%
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.125%	05/11/2015	^	300,000	301,999

Software—0.5%
Microsoft Corp.
2.950%	06/01/2014		500,000	522,900
Oracle Corp.
3.750%	07/08/2014		480,000	509,930

				1,032,830

Textiles, Apparel & Luxury Goods—0.1%
VF Corp.
1.217%	08/23/2013	#	300,000	300,102

Tobacco—0.1%
BAT International Finance plc (United Kingdom)
1.400%	06/05/2015	^	180,000	180,107

Trading Companies & Distributors—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		260,000	262,600

Wireless Telecommunication Services—0.1%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		130,000	138,913

TOTAL CORPORATE OBLIGATIONS
(Cost $47,209,378)				47,739,323

MORTGAGE-RELATED SECURITIES—5.0%
Commercial Mortgage-Backed Securities—0.5%
Extended Stay America Trust, Series 2010-ESHA, Class A
2.951%	11/05/2027	^	494,938	499,963
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020		402,087	407,475

				907,438

Non-Agency Mortgage-Backed Securities—1.2%
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
2.954%	12/19/2035	#	756,096	533,090
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	973,471	1,001,848

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value

MORTGAGE-RELATED SECURITIES—(Continued)
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.906%	03/25/2044	#	$966,489	$911,543
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 1A1
2.561%	10/25/2036	#	107,001	75,882

				2,522,363

U.S. Government Agency Mortgage-Backed Securities—3.3%
Federal National Mortgage Association
5.000%	07/01/2035		1,378,486	1,503,626
4.000%	11/01/2040-
	09/01/2041		1,113,334	1,187,351
3.500%	12/01/2020		511,855	541,408
0.589%	07/01/2016	#	1,500,000	1,513,168
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.691%	10/07/2020	#	626,757	628,029
National Credit Union Administration Guaranteed Notes, Series 2011-R6, Class 1A
0.621%	05/07/2020	#	1,471,725	1,472,185

				6,845,767

TOTAL MORTGAGE-RELATED SECURITIES
(Cost $10,452,544)				10,275,568

CONVERTIBLE DEBT OBLIGATIONS—0.1%
Oil, Gas & Consumable Fuels—0.1%
Rentech, Inc.
4.000%	04/15/2013		148,000	148,185

Real Estate Management & Development—0.0%
Grubb & Ellis Co.
7.950%	05/01/2015	^Δ	299,000	11,960

TOTAL CONVERTIBLE DEBT OBLIGATIONS
(Cost $411,777)				160,145

U.S. TREASURY OBLIGATIONS—10.9%
U.S. Treasury Notes—10.9%
U.S. Treasury Note
0.375%	11/15/2014	‡‡	6,590,000	6,594,633
0.250%	04/30/2014-
	02/15/2015		15,239,000	15,199,951
0.125%	09/30/2013	‡‡	545,000	544,042

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $22,328,186)				22,338,626

GOVERNMENT RELATED OBLIGATIONS—4.7%
U.S. Government Agencies—2.3%
Federal Home Loan Mortgage Corp.
1.000%	07/30/2014	‡‡	2,000,000	2,025,706
Federal National Mortgage Association
1.125%	06/27/2014	‡‡	2,000,000	2,031,278
National Credit Union Administration Guaranteed Notes, Series A1
0.261%	06/12/2013	#	570,000	569,835

Coupon Rate	Maturity Date		Face	Value

National Credit Union Administration Guaranteed Notes, Series A2
1.400%	06/12/2015		$180,000	$183,553

				4,810,372

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—1.0%
Ally Financial, Inc.
2.200%	12/19/2012		1,000,000	1,009,214
General Electric Capital Corp. MTN
2.125%	12/21/2012		1,000,000	1,008,736

				2,017,950

Non-U.S. Government Agencies—0.4%
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015	^	250,000	259,063
Korea National Oil Corp. (Korea, Republic of)
2.875%	11/09/2015	^	500,000	510,052
Petrobras International Finance Co. (Cayman Islands)
2.875%	02/06/2015		160,000	162,800

				931,915

Sovereign Debt—0.1%
Panama Government International Bond (Panama)
7.250%	03/15/2015		150,000	171,750

U.S. Municipal Bonds—0.9%
Citizens Property Insurance Corp. Revenue Bonds, Series 2007-A (Florida)
5.000%	03/01/2013		150,000	154,381
Missouri Higher Education Loan Authority (Missouri)
1.069%	12/25/2025		800,000	802,832
State of Louisiana General Obligation Bonds, Series 2011-B (Louisiana)
0.967%	07/15/2014	#	670,000	670,596
University of California Revenue Bonds (California)
1.988%	05/15/2050	#	180,000	182,299

				1,810,108

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $9,653,068)				9,742,095

ASSET-BACKED SECURITIES—2.6%
Automobile—0.5%
Enterprise Fleet Financing LLC Series 2012-1, Class A2
1.140%	11/20/2017	^	1,000,000	1,000,715

Credit Card—0.8%
Discover Card Master Trust Series 2012-A1, Class A1
0.810%	08/15/2017		600,000	601,134
GE Capital Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018		750,000	754,906
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A1
0.942%	02/15/2017	#^	350,000	350,184

				1,706,224

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value

ASSET-BACKED SECURITIES—(Continued)
Other—0.8%
CenterPoint Energy Transition Bond Co. LLC Series 2012-1, Class A1
0.901%	04/15/2018		$950,000	$955,687
MMAF Equipment Finance LLC Series 2011-AA, Class A3
1.270%	09/15/2015	^	580,000	581,458

				1,537,145

Student Loan—0.5%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.589%	12/07/2020	#	1,112,215	1,116,197

TOTAL ASSET-BACKED SECURITIES
(Cost $5,341,919)				5,360,281

			Shares	Value
WARRANTS—0.0%
Food Products—0.0%
Kulim Malaysia BHD (Malaysia), Expires 02/27/2016, Strike MYR 3.85 (Cost $—)		*	60,350	19,195

MONEY MARKET FUNDS—10.6%
Institutional Money Market Funds—10.6%
Dreyfus Institutional Cash Advantage Fund, 0.15%		††¥	2,800,000	2,800,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%			¥6,558,281	6,558,281
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%		††¥	1,365,408	1,365,407
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.17%		††¥	2,800,000	2,800,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.15%		††¥	2,800,000	2,800,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.15%		††¥	2,800,000	2,800,000

		Shares	Value

Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.13%	††¥	$2,800,000	$2,800,000

TOTAL MONEY MARKET FUNDS
(Cost $21,923,688)			21,923,688

TOTAL INVESTMENTS—106.2%
(Cost $212,636,881)			218,558,518
Other assets less liabilities—(6.2%)			(12,686,264)

NET ASSETS—100.0%			$205,872,254

Notes to the Schedule of Investments:

BRL	Brazilian Real
MTN	Medium Term Note
MYR	Malaysian Ringgit
REIT	Real Estate Investment Trust
#	Rate is subject to change. Rate shown reflects current rate.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $15,701,539, which represents 7.6% of Net Assets. The illiquid 144A securities represented 0.9% of Net Assets, and 11.2% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.
Δ	Security in default.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint International Fund	Shares	Value
COMMON STOCKS—96.1%
Argentina—0.1%
Arcos Dorados Holdings, Inc., Class A †	90,366	$1,335,609

Australia—4.2%
AMP Ltd.	1,175,672	4,678,372
Beach Energy Ltd. †	2,712,300	2,641,298
Coca-Cola Amatil Ltd. †	376,382	5,172,399
Cochlear Ltd. †	29,000	1,969,475
CSL Ltd.	179,300	7,272,717
Insurance Australia Group Ltd.	640,200	2,296,155
Lend Lease Group	213,600	1,588,562
QBE Insurance Group Ltd.	675,830	9,340,472
Regis Resources Ltd. *†	860,000	3,467,400
Sigma Pharmaceuticals Ltd.	4,368,200	2,748,220
Telstra Corp. Ltd.	813,400	3,081,907
Woodside Petroleum Ltd.	101,701	3,259,115
Woolworths Ltd. †	153,800	4,233,831

		51,749,923

Austria—0.5%
OMV AG	92,900	2,921,679
Raiffeisen Bank International AG †	94,100	3,080,838

		6,002,517

Belgium—1.4%
Anheuser-Busch InBev NV	150,675	11,879,408
Colruyt SA	106,800	4,764,737
Telenet Group Holding NV	2,792	122,172
UCB SA	12,805	646,850

		17,413,167

Brazil—1.5%
CCR SA	240,600	1,951,393
Cia de Bebidas das Americas ADR	47,500	1,820,675
Cia Siderurgica Nacional SA ADR	117,600	666,792
CPFL Energia SA ADR	69,900	1,746,801
Itau Unibanco Holding SA ADR	35,000	487,200
Itausa—Investimentos Itau SA	426,316	1,793,562
Petroleo Brasileiro SA	173,500	1,569,577
Petroleo Brasileiro SA ADR	186,400	3,381,296
Redecard SA	157,200	2,571,083
Vale SA ADR	125,300	2,444,603
Vale SA Preferred ADR	23,100	458,535

		18,891,517

Canada—4.1%
Aecon Group, Inc.	204,200	2,366,722
Alimentation Couche Tard, Inc., Class B	66,100	2,886,559
BCE, Inc.	212,100	8,745,662
Canadian National Railway Co.	508	42,865
Canadian Pacific Railway Ltd.	109,518	8,023,289
Enbridge, Inc.	65,900	2,631,857
Gibson Energy, Inc.	141,000	2,852,961
Husky Energy, Inc.	82,400	2,059,798
Metro, Inc.	33,800	1,730,669
National Bank of Canada	35,100	2,508,817
Rogers Communications, Inc., Class B	70,300	2,548,643
Royal Bank of Canada	41,300	2,115,910
Suncor Energy, Inc.	219,600	6,350,087

		Shares	Value
Trinidad Drilling Ltd.		226,800	$1,294,282
Wajax Corp.		65,600	3,104,418
Yamana Gold, Inc.		118,100	1,822,366

			51,084,905

Chile—0.2%
Enersis SA ADR		142,800	2,670,360

China—1.9%
Baidu, Inc. ADR	*	55,327	6,361,498
China Construction Bank Corp., H Shares		5,930,600	4,097,300
China Shenhua Energy Co. Ltd., H Shares		1,135,366	4,017,272
Hengan International Group Co. Ltd.		164,000	1,597,550
Industrial & Commercial Bank of China, H Shares		3,223,715	1,807,178
SunVic Chemical Holdings Ltd.	*	7,793,200	2,156,153
Tencent Holdings Ltd.		67,300	1,987,455
Want Want China Holdings Ltd.		1,374,000	1,699,144

			23,723,550

Denmark—1.3%
Coloplast A/S, Class B		13,300	2,391,442
Novo Nordisk A/S, Class B		65,600	9,514,419
Topdanmark A/S	*	15,650	2,683,331
Tryg A/S		36,100	2,029,339

			16,618,531

Finland—0.2%
Kone Oyj, Class B		36,000	2,174,157

France—9.6%
Air Liquide SA		13,730	1,569,731
Carrefour SA	†	400,786	7,400,675
Cie de Saint-Gobain	†	273,147	10,092,568
Cie Generale d’Optique Essilor International SA		62,000	5,759,789
Danone SA		121,762	7,567,097
France Telecom SA		828,945	10,899,301
L’Oreal SA		61,100	7,149,025
LVMH Moet Hennessy Louis Vuitton SA		28,408	4,323,411
NicOx SA	*†	606,000	2,209,597
Pernod-Ricard SA		44,308	4,737,950
Rexel SA		147,500	2,519,435
Sanofi		244,654	18,520,518
Schneider Electric SA		117,727	6,543,705
Societe Generale SA	*	152,473	3,575,430
Technip SA		35,992	3,750,945
Total SA		315,867	14,216,839
Unibail-Rodamco SE (Paris Exchange) REIT		17,636	3,248,731
Valeo SA	†	44,200	1,826,079
Vallourec SA		20,000	817,224
Zodiac Aerospace		17,289	1,758,721

			118,486,771

Germany—6.0%
Adidas AG	†	55,600	3,985,294
BASF SE		35,400	2,461,519
Bayer AG		56,997	4,107,166

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint International Fund		Shares	Value
COMMON STOCKS—(Continued)
Bayerische Motoren Werke AG		41,100	$2,974,321
Beiersdorf AG	†	52,478	3,402,021
Brenntag AG	†	31,981	3,539,257
Daimler AG (Registered)		97,825	4,396,200
Deutsche Telekom AG (Registered)		625,488	6,855,000
Duerr AG		71,300	4,399,346
Kabel Deutschland Holding AG	*	6,189	385,697
Linde AG		61,051	9,508,126
Muenchener Rueckversicherungs AG (Registered)		23,705	3,344,875
RWE AG	†	300,227	12,277,655
SAP AG		69,100	4,091,787
Suedzucker AG		66,000	2,341,382
TAG Immobilien AG		250,900	2,360,880
Volkswagen AG		21,000	3,173,381

			73,603,907

Hong Kong—5.8%
AIA Group Ltd.		1,969,000	6,801,043
Beijing Enterprises Holdings Ltd.	†	298,500	1,801,072
Belle International Holdings Ltd.		1,824,837	3,126,238
BOC Hong Kong Holdings Ltd.		530,745	1,633,875
China Merchants Holdings International Co. Ltd.		626,000	1,915,091
China Mobile Ltd.		911,134	10,001,965
China Resources Land Ltd.	†	1,028,000	2,125,661
China Resources Power Holdings Co. Ltd.		852,000	1,759,902
CLP Holdings Ltd.		480,000	4,079,450
CNOOC Ltd.		2,511,000	5,062,476
Galaxy Entertainment Group Ltd.	*†	1,093,000	2,749,838
Hang Lung Properties Ltd.		583,000	1,994,221
Hang Seng Bank Ltd.	†	181,294	2,492,428
Henderson Land Development Co. Ltd.		265,999	1,478,803
Hong Kong & China Gas Co. Ltd.		1,961,630	4,167,092
Hongkong Land Holdings Ltd.		251,970	1,453,556
Jardine Matheson Holdings Ltd.		58,400	2,844,681
Li & Fung Ltd.		1,314,000	2,544,234
Link (The) REIT		596,000	2,442,922
MGM China Holdings Ltd.		215,620	330,622
Sino Land Co. Ltd.		1,659,838	2,520,411
SmarTone Telecommunications Holdings Ltd.		1,460,500	2,835,382
Sun Hung Kai Properties Ltd.		421,954	5,016,589

			71,177,552

India—0.7%
Axis Bank Ltd., Reg S GDR		106,248	1,981,262
ICICI Bank Ltd. ADR		64,800	2,100,168
Infosys Ltd. ADR		16,100	725,466

		Shares	Value
Larsen & Toubro Ltd. GDR		112,782	$2,881,055
Tata Motors Ltd. ADR		51,100	1,122,156

			8,810,107

Indonesia—0.5%
Astra International Tbk PT		3,028,500	2,232,606
Bank Rakyat Indonesia Persero Tbk PT		3,169,500	2,170,808
Perusahaan Gas Negara Persero Tbk PT		5,212,500	1,973,369

			6,376,783

Ireland—0.8%
Covidien plc		89,408	4,783,328
Shire plc		84,359	2,426,999
WPP plc		220,948	2,682,253

			9,892,580

Israel—1.1%
Bank Hapoalim BM		710,626	2,191,628
Mizrahi Tefahot Bank Ltd.	*	333,668	2,603,282
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.		66,215	1,898,643
Teva Pharmaceutical Industries Ltd. ADR		188,700	7,442,328

			14,135,881

Italy—2.4%
ENI SpA		557,285	11,839,606
Fiat Industrial SpA		255,663	2,516,501
Intesa Sanpaolo SpA		2,878,560	4,096,902
Pirelli & C. SpA	†	281,100	2,964,715
Saipem SpA		141,644	6,308,021
Sorin SpA	*	675,648	1,469,382

			29,195,127

Japan—18.3%
Aeon Mall Co. Ltd.	†	148,400	3,162,176
Aisin Seiki Co. Ltd.		81,100	2,711,001
AOC Holdings, Inc.		281,900	1,150,186
Bridgestone Corp.		84,210	1,933,807
Canon, Inc.	†	355,300	14,180,210
Central Japan Railway Co.		299	2,354,886
Chugai Pharmaceutical Co. Ltd.	†	167,200	3,169,656
Daikin Industries Ltd.		98,000	2,759,908
Daikyo, Inc.		958,000	2,526,730
Daito Trust Construction Co. Ltd.		50,200	4,758,564
Denso Corp.		146,500	5,006,055
FANUC Corp.		32,500	5,342,387
Geo Holdings Corp.	†	1,500	1,670,735
Hokuetsu Kishu Paper Co. Ltd.		341,000	1,828,649
Honda Motor Co. Ltd.		315,300	11,002,566
HOYA Corp.		164,900	3,632,750
INPEX Corp.		1,021	5,734,448
Japan Tobacco, Inc.		369,000	10,931,863
JX Holdings, Inc.		270,000	1,391,584
Kao Corp.		541,800	14,941,973
KDDI Corp.		309	1,993,332
Keyence Corp.		16,192	4,005,465
Komatsu Ltd.		188,300	4,494,973
Mitsubishi Estate Co. Ltd.		123,000	2,206,719
Mitsubishi UFJ Financial Group, Inc.		686,000	3,286,543

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint International Fund		Shares	Value
COMMON STOCKS—(Continued)
Mizuho Financial Group, Inc.		1,764,000	$2,979,827
NGK Insulators Ltd.		182,000	2,015,383
Nippon Steel Corp.		1,046,000	2,372,502
Nippon Telegraph & Telephone Corp.		144,427	6,734,706
Nissan Motor Co. Ltd.		344,000	3,266,531
Nomura Holdings, Inc.		602,000	2,250,601
ORIX Corp.		29,900	2,786,555
Seven & I Holdings Co. Ltd.		382,300	11,524,568
Shimamura Co. Ltd.		27,000	3,119,993
Shin-Etsu Chemical Co. Ltd.		103,800	5,716,059
Softbank Corp.		169,600	6,313,136
Sumitomo Corp.		233,700	3,269,886
Sumitomo Mitsui Financial Group, Inc.		134,291	4,436,294
Sumitomo Mitsui Trust Holdings, Inc.		951,000	2,842,179
Sumitomo Precision Products Co. Ltd.		328,000	1,798,139
Takeda Pharmaceutical Co. Ltd.		258,100	11,718,222
Tokio Marine Holdings, Inc.		538,900	13,522,671
Tokyo Electron Ltd.		67,900	3,184,164
Toyota Motor Corp.		288,200	11,632,392
Unipres Corp.		189,200	4,945,470
Universal Entertainment Corp.		82,600	1,723,821
Yorozu Corp.	†	68,000	1,116,315

			225,446,580

Kazakhstan—0.1%
KazMunaiGas Exploration Production JSC GDR		82,959	1,402,125

Korea, Republic of—1.9%
Dongbu Insurance Co. Ltd.		56,400	2,082,238
Hyundai Marine & Fire Insurance Co. Ltd.		78,200	2,037,516
Hyundai Mobis		12,476	3,024,135
KB Financial Group, Inc.		55,509	1,813,307
Korea Electric Power Corp.	*	114,800	2,586,512
LG Display Co. Ltd.	*	126,200	2,382,583
Samsung Electronics Co. Ltd.		6,869	7,274,185
SK Holdings Co. Ltd.		15,000	1,762,046

			22,962,522

Macau—0.6%
Sands China Ltd.	†	1,672,169	5,379,413
Wynn Macau Ltd.	†	803,452	1,895,909

			7,275,322

Mexico—0.4%
America Movil SAB de CV, Series L ADR		70,600	1,839,836
Grupo Mexico SAB de CV, Series B		854,596	2,540,142

			4,379,978

Netherlands—3.8%
Akzo Nobel NV		42,492	1,999,869
ASML Holding NV		47,700	2,449,686
European Aeronautic Defence and Space Co. NV		79,300	2,814,415
Koninklijke Ahold NV		942,683	11,677,304

		Shares	Value
Koninklijke Vopak NV		32,276	$2,070,239
Reed Elsevier NV		571,435	6,519,196
Royal Dutch Shell plc, Class A		334,669	11,295,310
Unilever NV CVA		238,538	7,968,471
Ziggo NV	*	6,868	218,894

			47,013,384

Norway—0.3%
Norske Skogindustrier ASA	*†	2,326,000	1,609,415
Statoil ASA		105,500	2,516,020

			4,125,435

Peru—0.3%
Credicorp Ltd.		25,156	3,166,889

Philippines—0.2%
Philippine Long Distance Telephone Co. ADR		45,700	2,906,520

Russia—0.3%
Gazprom OAO ADR		198,494	1,884,814
Lukoil OAO ADR		41,600	2,332,928

			4,217,742

Singapore—2.3%
City Developments Ltd.		86,049	767,033
DBS Group Holdings Ltd.		419,449	4,633,099
Genting Singapore plc (Registered)		1,043,374	1,172,115
Global Logistic Properties Ltd.	*	1,414,200	2,354,304
Oversea-Chinese Banking Corp. Ltd.		418,100	2,923,726
SembCorp Marine Ltd.		536,900	2,049,423
Singapore Telecommunications Ltd.		1,870,000	4,897,086
United Overseas Bank Ltd.		658,236	9,774,498

			28,571,284

South Africa—0.2%
Sasol Ltd.		38,904	1,641,061
Tiger Brands Ltd.		49,267	1,479,891

			3,120,952

Spain—2.3%
Gas Natural SDG SA		126,500	1,624,219
Grifols SA	*	53,038	1,343,678
Iberdrola SA		2,007,203	9,476,454
Inditex SA		77,800	8,041,817
Telefonica SA	†	617,668	8,130,640

			28,616,808

Sweden—0.8%
Hennes & Mauritz AB, Class B		130,300	4,676,981
Investment AB Kinnevik, Class B		99,200	1,991,172
NCC AB, Class B		80,788	1,453,756
Skanska AB, Class B		89,785	1,375,912

			9,497,821

Switzerland—6.1%
ABB Ltd.	*	361,040	5,895,133
Adecco SA (Registered)	*	61,900	2,752,681
Bucher Industries AG		10,600	1,692,961
Clariant AG	*	165,000	1,630,593

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint International Fund		Shares	Value
COMMON STOCKS—(Continued)
Compagnie Financiere Richemont SA (A Bearer Shares)		65,778	$3,611,857
Forbo Holding AG	*	4,400	2,518,205
Givaudan SA (Registered)	*	2,012	1,974,706
Nestle SA		214,938	12,827,042
Novartis AG (Registered)		267,047	14,930,950
OC Oerlikon Corp. AG (Registered)	*	272,300	2,262,757
Roche Holding AG (Genusschein)		13,911	2,402,889
SGS SA (Registered)		2,500	4,687,426
Swatch Group AG (The) (Bearer)		5,967	2,358,406
Swiss Re AG	*	54,100	3,410,562
Syngenta AG (Registered)		12,700	4,347,530
Zurich Insurance Group AG (Registered)	*	33,383	7,548,697

			74,852,395

Taiwan—0.7%
HTC Corp.		98,800	1,304,459
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	*	320,300	4,471,388
Taiwan Semiconductor Manufacturing Co. Ltd.	*	1,059,000	2,898,979

			8,674,826

Thailand—0.4%
Kasikornbank PCL NVDR		376,100	1,939,308
PTT PCL	‡	261,900	2,682,824

			4,622,132

Turkey—0.4%
Tupras Turkiye Petrol Rafinerileri AS		110,506	2,370,365
Turkiye Garanti Bankasi AS		523,814	2,061,997

			4,432,362

United Kingdom—13.8%
Anglo American plc		66,200	2,175,685
AstraZeneca plc (London Exchange)		155,899	6,966,760
BAE Systems plc		547,100	2,480,350
Barclays plc		843,300	2,154,844
BG Group plc		214,000	4,380,894
BP plc		2,496,152	16,669,798
BT Group plc		961,280	3,185,229
Centrica plc		849,000	4,244,965
Debenhams plc		4,433,663	6,020,258
Diageo plc		45,427	1,170,880
Drax Group plc		201,000	1,768,205
EnQuest plc	*	1,204,500	2,036,744
Enterprise Inns plc	*	1,017,399	1,045,088
GlaxoSmithKline plc		590,068	13,402,825
HSBC Holdings plc (London Exchange)		1,665,868	14,679,356
Imperial Tobacco Group plc		215,646	8,308,459
Intermediate Capital Group plc		1,220,132	5,171,162
Johnson Matthey plc		46,653	1,617,918
Kingfisher plc		218,023	983,506
Land Securities Group plc REIT		51,288	594,220

		Shares	Value
Legal & General Group plc		1,263,863	$2,526,806
London Stock Exchange Group plc		138,100	2,180,146
Petropavlovsk plc		210,378	1,507,192
Prudential plc		79,471	921,468
Reckitt Benckiser Group plc		127,281	6,727,688
Rio Tinto plc		47,852	2,274,101
SABMiller plc		115,215	4,622,569
Smith & Nephew plc		394,900	3,949,971
Standard Chartered plc (London Exchange)		174,375	3,787,945
Tate & Lyle plc		127,094	1,290,757
Tesco plc		2,903,902	14,112,449
Unilever plc		321,784	10,803,491
Vodafone Group plc		3,439,921	9,668,776
William Hill plc		490,300	2,174,394
Wm Morrison Supermarkets plc		992,692	4,142,283

			169,747,182

United States—0.6%
Boart Longyear Ltd.		918,559	2,737,645
Liberty Global, Inc., Series A	*	9,656	479,227
Schlumberger Ltd.		53,702	3,485,797
Virgin Media, Inc.	†	8,432	205,657

			6,908,326

TOTAL COMMON STOCKS
(Cost $1,184,496,209)			1,185,283,529

PREFERRED STOCKS—0.5%
Germany—0.2%
Henkel AG & Co. KGaA		47,151	3,132,989

Korea, Republic of—0.3%
Samsung Electronics Co. Ltd.		5,300	3,498,804

TOTAL PREFERRED STOCKS
(Cost $6,875,633)			6,631,793

MONEY MARKET FUNDS—6.6%
Institutional Money Market Funds—6.6%
Dreyfus Institutional Cash Advantage Fund, 0.15%	††¥	8,500,000	8,500,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%		¥31,089,508	31,089,508
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%	††¥	9,293,035	9,293,035
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.17%	††¥	7,200,000	7,200,000

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint International Fund		Shares	Value
MONEY MARKET FUNDS—(Continued)
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.15%	††¥	8,500,000	$8,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.15%	††¥	8,500,000	8,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.13%	††¥	8,500,000	8,500,000

TOTAL MONEY MARKET FUNDS
(Cost $81,582,543)			81,582,543

TOTAL INVESTMENTS—103.2%
(Cost $1,272,954,385)			1,273,497,865
Other assets less liabilities—(3.2%)			(39,438,190)

NET ASSETS—100.0%			$1,234,059,675

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
CVA	Dutch Certificate of Shares
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Reg S	Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.
REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint International Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Oil, Gas & Consumable Fuels	9.8%
Commercial Banks	8.0%
Pharmaceuticals	7.7%
Food & Staples Retailing	5.2%
Insurance	5.1%
Diversified Telecommunication Services	4.3%
Food Products	3.7%
Automobiles	3.2%
Wireless Telecommunication Services	3.1%
Real Estate Management & Development	2.8%
Chemicals	2.7%
Beverages	2.4%
Machinery	2.3%
Personal Products	2.2%
Auto Components	1.9%
Specialty Retail	1.8%
Electric Utilities	1.7%
Health Care Equipment & Supplies	1.7%
Semiconductors & Semiconductor Equipment	1.6%
Tobacco	1.6%
Metals & Mining	1.6%
Multi-Utilities	1.3%
Hotels, Restaurants & Leisure	1.3%
Energy Equipment & Services	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Office Electronics	1.2%
Electrical Equipment	1.0%
Trading Companies & Distributors	1.0%
Building Products	1.0%
Construction & Engineering	0.9%
Biotechnology	0.9%
Electronic Equipment, Instruments & Components	0.8%
Media	0.8%
Road & Rail	0.8%
Aerospace & Defense	0.7%
Internet Software & Services	0.7%
Capital Markets	0.6%
Gas Utilities	0.6%
Diversified Financial Services	0.6%
Professional Services	0.6%
Multiline Retail	0.5%
Transportation Infrastructure	0.5%
Household Products	0.5%
Industrial Conglomerates	0.5%
Real Estate Investment Trusts (REITs)	0.5%
Software	0.3%
Paper & Forest Products	0.3%
IT Services	0.3%
Independent Power Producers & Energy Traders	0.3%
Health Care Providers & Services	0.2%
Household Durables	0.2%
Distributors	0.2%
Leisure Equipment & Products	0.1%
Communications Equipment	0.1%

TOTAL COMMON STOCKS	96.1%

PREFERRED STOCKS
Semiconductors & Semiconductor Equipment	0.3%
Household Products	0.2%

TOTAL PREFERRED STOCKS	0.5%

MONEY MARKET FUNDS
Institutional Money Market Funds	6.6%

TOTAL INVESTMENTS	103.2%
Other assets less liabilities	(3.2)%

TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund	Shares	Value
COMMON STOCKS—3.2%
Capital Markets—0.3%
Franklin Resources, Inc.	14,800	$1,642,652
T. Rowe Price Group, Inc.	12,000	755,520

		2,398,172

Electrical Equipment—0.0%
ABB Ltd. (Switzerland) *	30,000	489,846

Electronic Equipment, Instruments & Components—0.1%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	210,000	634,945

Energy Equipment & Services—0.1%
National Oilwell Varco, Inc.	12,000	773,280

Food Products—0.1%
Nestle SA (Switzerland)	16,200	966,781

Industrial Conglomerates—0.0%
Siemens AG (Registered) (Germany)	6,400	537,774

Metals & Mining—0.4%
Barrick Gold Corp. (Canada)	61,000	2,297,761
Goldcorp, Inc. (Canada)	27,000	1,014,660

		3,312,421

Pharmaceuticals—0.8%
Novo Nordisk A/S, Class B (Denmark)	46,600	6,758,717
Sawai Pharmaceutical Co. Ltd. (Japan)	9,900	1,065,058

		7,823,775

Semiconductors & Semiconductor Equipment—0.1%
Dialog Semiconductor plc (United Kingdom) *	40,000	726,136

Software—0.9%
Microsoft Corp.	86,700	2,652,153
SAP AG (Germany)	91,800	5,435,977

		8,088,130

Textiles, Apparel & Luxury Goods—0.4%
Swatch Group AG (The) (Bearer) (Switzerland)	7,275	2,875,381
Swatch Group AG (The) (Registered) (Switzerland)	11,266	783,792

		3,659,173

TOTAL COMMON STOCKS
(Cost $28,507,269)		29,410,433

CONVERTIBLE PREFERRED STOCKS—1.5%
Communications Equipment—0.2%
Lucent Technologies Capital Trust I 7.750%	3,000	2,025,000

Electric Utilities—0.4%
NextEra Energy, Inc. 5.599%	70,500	3,613,125

Food Products—0.1%
Bunge Ltd., Perpetual (Bermuda) 4.875%	14,195	1,357,397

			Shares	Value
Metals & Mining—0.2%
AngloGold Ashanti Holdings Finance plc (South Africa) 6.000%			42,500	$1,751,000

Oil, Gas & Consumable Fuels—0.6%
Apache Corp., Series D 6.000%			71,900	3,612,256
Chesapeake Energy Corp., Perpetual 5.750%		^	2,035	1,755,696

				5,367,952

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $15,893,182)				14,114,474

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—30.7%
Aerospace & Defense—0.4%
General Dynamics Corp.
4.250%	05/15/2013	§	$980,000	1,012,276
Raytheon Co.
1.400%	12/15/2014	§	875,000	888,301
United Technologies Corp.
1.200%	06/01/2015		320,000	323,955
0.967%	06/01/2015	#	1,055,000	1,067,182

				3,291,714

Auto Components—0.2%
American Axle & Manufacturing, Inc.
7.875%	03/01/2017		900,000	931,500
Goodyear Tire & Rubber Co. (The)
7.000%	05/15/2022		350,000	351,312
Johnson Controls, Inc.
0.876%	02/04/2014	#§	770,000	772,833

				2,055,645

Automobile—0.8%
Daimler Finance North America LLC
2.300%	01/09/2015	^§	1,480,000	1,510,947
1.875%	09/15/2014	^§	870,000	875,112
Toyota Motor Credit Corp. MTN
1.000%	02/17/2015	§	1,860,000	1,863,402
Volkswagen International Finance NV (Netherlands)
1.625%	03/22/2015	^§	1,600,000	1,606,605
1.218%	03/21/2014	#^	1,250,000	1,251,096

				7,107,162

Beverages—1.0%
Anheuser-Busch InBev Worldwide, Inc.
9.750%	11/17/2015	BRL	2,600,000	1,437,540
3.000%	10/15/2012	§	910,000	916,223
2.500%	03/26/2013	§	1,240,000	1,257,548
1.192%	03/26/2013	#	1,100,000	1,105,982
Coca-Cola Enterprises, Inc.
1.125%	11/12/2013	§	720,000	723,228
Constellation Brands, Inc.
6.000%	05/01/2022		750,000	808,125
SABMiller Holdings, Inc.
2.450%	01/15/2017	^§	810,000	835,792
1.850%	01/15/2015	^	1,870,000	1,897,876

				8,982,314

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Biotechnology—0.5%
Amgen, Inc.
2.300%	06/15/2016	§	$750,000	$771,555
1.875%	11/15/2014	§	970,000	985,624
Genzyme Corp.
3.625%	06/15/2015	§	730,000	783,719
Gilead Sciences, Inc.
2.400%	12/01/2014		420,000	433,117
Life Technologies Corp.
3.500%	01/15/2016	§	1,500,000	1,562,929

				4,536,944

Capital Markets—0.9%
Astoria Financial Corp.
5.000%	06/19/2017		1,120,000	1,121,140
Bank of New York Mellon Corp. (The) MTN
1.200%	02/20/2015		300,000	301,811
0.746%	01/31/2014	#	1,000,000	1,002,072
Bear Stearns Cos. LLC (The), Series B MTN
6.950%	08/10/2012		2,000,000	2,014,103
Morgan Stanley
1.446%	04/29/2013	#§	2,700,000	2,663,145
TD Ameritrade Holding Corp.
4.150%	12/01/2014		760,000	803,863
WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC (Australia)
5.125%	11/15/2014	^	400,000	423,434

				8,329,568

Chemicals—0.3%
Airgas, Inc.
2.850%	10/01/2013	§	1,270,000	1,297,720
Eastman Chemical Co.
2.400%	06/01/2017		570,000	576,703
Ecolab, Inc.
2.375%	12/08/2014	§	600,000	620,139
Ferro Corp.
7.875%	08/15/2018		400,000	392,000

				2,886,562

Commercial Banks—4.8%
Banco Bradesco SA (Brazil)
2.566%	05/16/2014	#^§	1,000,000	999,224
Banco de Credito del Peru (Peru)
6.125%	04/24/2027	#^§	630,000	648,900
Banco do Brasil SA (Brazil)
4.500%	01/22/2015	^§	1,200,000	1,275,000
Banco do Nordeste do Brasil SA (Brazil)
3.625%	11/09/2015	^§	1,320,000	1,339,800
Bank of Ceylon (Sri Lanka)
6.875%	05/03/2017	^§	1,000,000	1,000,000
Bank of Nova Scotia (Canada)
1.850%	01/12/2015	§	2,000,000	2,033,216
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015	§	925,000	958,773
1.509%	01/13/2014	#§	2,010,000	2,013,031
BB&T Corp.
1.166%	04/28/2014	#§	850,000	855,100
BB&T Corp., Series A MTN
3.375%	09/25/2013		400,000	411,602

Coupon Rate	Maturity Date		Face	Value

Capital One Financial Corp.
2.125%	07/15/2014	§	$1,780,000	$1,796,043
CBQ Finance Ltd. (Bermuda)
5.000%	11/18/2014	^§	750,000	794,454
CIT Group, Inc.
5.250%	03/15/2018		500,000	516,875
5.000%	05/15/2017		695,000	716,284
4.750%	02/15/2015	^§	1,440,000	1,479,600
Credit Suisse (Switzerland)
1.427%	01/14/2014	#§	3,330,000	3,335,032
HSBC USA, Inc.
2.375%	02/13/2015		680,000	688,184
ICICI Bank Ltd. (India)
5.500%	03/25/2015	^§	450,000	461,095
ING Bank NV (Netherlands)
3.750%	03/07/2017	^§	1,500,000	1,494,550
KeyCorp MTN
3.750%	08/13/2015		630,000	667,543
National Bank of Canada (Canada)
1.500%	06/26/2015		600,000	602,283
Oversea-Chinese Banking Corp. Ltd. (Singapore)
1.625%	03/13/2015	^§	800,000	804,346
Royal Bank of Canada (Canada)
1.125%	01/15/2014		2,330,000	2,347,116
Royal Bank of Scotland plc (The) (United Kingdom)
3.250%	01/11/2014	§	2,360,000	2,370,207
Societe Generale SA (France)
1.788%	12/13/2013	#^§	1,000,000	983,574
Toronto-Dominion Bank (The) (Canada)
2.500%	07/14/2016		2,100,000	2,177,883
0.767%	07/14/2014	#	1,320,000	1,325,775
Union Bank NA
1.417%	06/06/2014	#	1,360,000	1,353,350
Union Bank NA, Bank Note
2.125%	12/16/2013	§	1,560,000	1,584,224
US Bancorp
4.200%	05/15/2014	§	800,000	851,816
2.000%	06/14/2013	§	1,000,000	1,014,637
US Bancorp MTN
1.375%	09/13/2013	§	1,000,000	1,008,796
US Bank NA, Bank Note
0.747%	10/14/2014	#§	1,500,000	1,494,118
Wachovia Bank NA, Bank Note
4.800%	11/01/2014	§	1,390,000	1,482,064
Wachovia Corp. MTN
0.656%	08/01/2013	#	1,000,000	1,001,129
Wells Fargo & Co. MTN
2.100%	05/08/2017		340,000	341,151
1.250%	02/13/2015		200,000	199,851

				44,426,626

Communications Equipment—0.2%
Cisco Systems, Inc.
0.718%	03/14/2014	#	1,500,000	1,508,399

Computers & Peripherals—0.2%
Hewlett-Packard Co.
2.350%	03/15/2015	§	1,200,000	1,219,522
2.018%	09/19/2014	#§	900,000	910,725

				2,130,247

Consumer Finance—2.8%
Ally Financial, Inc.
4.500%	02/11/2014	§	1,600,000	1,626,000

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
American Express Credit Corp.
1.318%	06/24/2014	#§	$1,570,000	$1,580,607
American Express Credit Corp. MTN
1.943%	06/19/2013	#§	700,000	708,288
1.750%	06/12/2015		530,000	536,402
American Honda Finance Corp.
1.450%	02/27/2015	^§	2,410,000	2,420,671
Banque PSA Finance SA (France)
2.361%	04/04/2014	#^§	1,360,000	1,323,385
Caterpillar Financial Services Corp. MTN
0.816%	02/09/2015	#	1,200,000	1,205,629
Caterpillar Financial Services Corp., Series G MTN
1.375%	05/20/2014	§	1,700,000	1,721,621
Ford Motor Credit Co. LLC
3.875%	01/15/2015	§	2,620,000	2,699,734
3.000%	06/12/2017	§	1,275,000	1,269,421
HSBC Finance Corp.
0.717%	01/15/2014	#§	1,500,000	1,483,993
International Lease Finance Corp.
6.500%	09/01/2014	^	600,000	636,000
4.875%	04/01/2015	§	1,630,000	1,639,107
John Deere Capital Corp.
0.638%	06/16/2014	#	1,350,000	1,354,729
0.611%	04/25/2014	#	910,000	911,311
John Deere Capital Corp. MTN
1.600%	03/03/2014		2,720,000	2,763,931
PACCAR Financial Corp.
0.718%	06/05/2014	#§	380,000	381,240
PACCAR Financial Corp. MTN
1.550%	09/29/2014		710,000	721,112
1.050%	06/05/2015		320,000	321,295

				25,304,476

Containers & Packaging—0.1%
Bemis Co., Inc.
5.650%	08/01/2014		290,000	313,959
Rock-Tenn Co.
4.450%	03/01/2019	^§	475,000	488,616

				802,575

Diversified Financial Services—2.4%
Bank of America Corp.
3.700%	09/01/2015		1,370,000	1,385,062
0.968%	09/11/2012	#	800,000	799,968
Bank of America Corp., Series 1
3.750%	07/12/2016		385,000	388,491
Citigroup, Inc.
6.000%	12/13/2013		475,000	499,375
5.300%	10/17/2012		475,000	480,960
4.450%	01/10/2017	§	675,000	708,287
2.467%	08/13/2013	#	1,530,000	1,541,134
CME Group, Inc.
5.750%	02/15/2014	§	1,000,000	1,078,550
Equifax, Inc.
4.450%	12/01/2014		160,000	169,117
ERAC USA Finance LLC
2.250%	01/10/2014	^	630,000	634,017
General Electric Capital Corp.
5.900%	05/13/2014		430,000	467,293
2.150%	01/09/2015		1,740,000	1,770,403
1.625%	07/02/2015		1,100,000	1,104,477

Coupon Rate	Maturity Date		Face		Value

General Electric Capital Corp. MTN
1.875%	09/16/2013	§		$1,400,000	$1,415,021
General Electric Capital Corp., Series A MTN
3.750%	11/14/2014	§		750,000	787,858
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%	01/15/2016	§		1,035,000	1,093,219
JPMorgan Chase & Co.
5.250%	05/01/2015	§		1,335,000	1,440,112
JPMorgan Chase & Co. MTN
1.266%	01/24/2014	#§		800,000	802,445
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015	§		1,210,000	1,251,808
National Rural Utilities Cooperative Finance Corp.
1.000%	02/02/2015	§		1,070,000	1,076,015
National Rural Utilities Cooperative Finance Corp. MTN
0.711%	04/04/2014	#§		420,000	420,804
Noble Group Ltd. (Bermuda)
8.500%	05/30/2013	^		530,000	556,765
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
8.250%	09/01/2017			550,000	584,375
Susser Holdings LLC/Susser Finance Corp.
8.500%	05/15/2016	§		1,090,000	1,190,825

					21,646,381

Diversified Telecommunication Services—2.0%
AT&T, Inc.
4.850%	02/15/2014			600,000	639,407
1.700%	06/01/2017	§		1,590,000	1,599,270
0.875%	02/13/2015	§		3,410,000	3,409,645
British Telecommunications plc (United Kingdom)
2.000%	06/22/2015			400,000	405,788
1.593%	12/20/2013	#		1,000,000	1,006,172
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014			500,000	535,469
CenturyLink, Inc.
5.800%	03/15/2022			400,000	398,933
Frontier Communications Corp.
8.500%	04/15/2020			1,050,000	1,118,250
6.250%	01/15/2013	§		820,000	841,012
Hughes Satellite Systems Corp.
7.625%	06/15/2021			1,000,000	1,092,500
PAETEC Holding Corp.
8.875%	06/30/2017			500,000	541,250
Qtel International Finance Ltd. (Bermuda)
6.500%	06/10/2014	^§		1,170,000	1,279,980
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013			280,000	281,400
Telefonica Emisiones SAU (Spain)
2.582%	04/26/2013	§		1,260,000	1,241,414
Verizon Communications, Inc.
1.071%	03/28/2014	#§		3,800,000	3,835,363
Virgin Media Finance plc (United Kingdom)
5.250%	02/15/2022			200,000	205,500
Windstream Corp.
8.125%	08/01/2013	§		300,000	317,625

					18,748,978

Electric Utilities—1.3%
Cia de Eletricidade do Estado da Bahia (Brazil)
11.750%	04/27/2016	^	BRL$	1,100,000	594,225
Consolidated Edison Co. of New York, Inc., Series 2002-B
4.875%	02/01/2013			1,000,000	1,025,268
Dominion Resources, Inc.
5.700%	09/17/2012			700,000	707,196

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face		Value

CORPORATE OBLIGATIONS—(Continued)
Duke Energy Corp.
3.950%	09/15/2014	§	BRL$	290,000	$307,992
Georgia Power Co.
1.300%	09/15/2013	§		1,260,000	1,270,614
0.788%	03/15/2013	#		1,700,000	1,702,006
NextEra Energy Capital Holdings, Inc.
2.600%	09/01/2015			2,000,000	2,056,358
1.611%	06/01/2014	§		340,000	341,081
Northeast Utilities
1.218%	09/20/2013	#		1,190,000	1,195,192
Northern States Power Co., Series B
8.000%	08/28/2012			1,039,000	1,050,404
Ohio Power Co., Series C
5.500%	03/01/2013			750,000	773,255
Pacific Gas & Electric Co.
0.917%	11/20/2012	#§		590,000	591,031

					11,614,622

Electronic Equipment, Instruments & Components—0.2%
Agilent Technologies, Inc.
2.500%	07/15/2013			520,000	527,233
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012			1,200,000	1,206,072

					1,733,305

Energy Equipment & Services—0.2%
Cameron International Corp.
1.397%	06/02/2014	#		1,010,000	1,009,094
Precision Drilling Corp. (Canada)
6.625%	11/15/2020			900,000	931,500

					1,940,594

Food & Staples Retailing—0.5%
Kroger Co. (The)
2.200%	01/15/2017	§		750,000	759,194
Safeway, Inc.
5.800%	08/15/2012			1,786,000	1,796,461
3.400%	12/01/2016	§		750,000	764,580
1.968%	12/12/2013	#		1,230,000	1,234,200
Sysco Corp.
0.550%	06/12/2015			270,000	268,364

					4,822,799

Food Products—0.8%
General Mills, Inc.
5.250%	08/15/2013	§		1,500,000	1,575,035
Ingredion, Inc.
3.200%	11/01/2015			350,000	365,393
Kellogg Co.
1.125%	05/15/2015	§		1,100,000	1,106,071
Kraft Foods Group, Inc.
1.625%	06/04/2015	^		500,000	505,648
Kraft Foods, Inc.
5.250%	10/01/2013			390,000	410,645
2.625%	05/08/2013			390,000	395,854
Wm. Wrigley Jr. Co.
3.700%	06/30/2014	^		2,510,000	2,594,612

					6,953,258

Coupon Rate	Maturity Date		Face		Value

Gas Utilities—0.1%
Sabine Pass LNG LP
7.250%	11/30/2013	§		$1,065,000	$1,107,600

Health Care Equipment & Supplies—0.6%
Covidien International Finance SA (Luxembourg)
1.875%	06/15/2013	§		1,250,000	1,262,640
1.350%	05/29/2015			400,000	400,804
DENTSPLY International, Inc.
1.967%	08/15/2013	#§		1,640,000	1,649,592
Stryker Corp.
3.000%	01/15/2015	§		790,000	831,796
2.000%	09/30/2016	§		1,280,000	1,312,747

					5,457,579

Health Care Providers & Services—0.7%
DaVita, Inc.
6.625%	11/01/2020			1,050,000	1,099,875
Express Scripts Holding Co.
2.750%	11/21/2014	^§		1,500,000	1,532,971
2.100%	02/12/2015	^§		330,000	333,437
HCA Holdings, Inc.
7.750%	05/15/2021			500,000	538,750
HCA, Inc.
6.750%	07/15/2013	§		355,000	371,863
Quest Diagnostics, Inc.
1.318%	03/24/2014	#§		890,000	897,764
WellPoint, Inc.
2.375%	02/15/2017	§		1,645,000	1,687,689

					6,462,349

Hotels, Restaurants & Leisure—0.2%
Arcos Dorados Holdings, Inc. (Virgin Islands, British)
10.250%	07/13/2016	^	BRL	1,450,000	765,248
Wendy’s Restaurants LLC
10.000%	07/15/2016	§		1,445,000	1,558,808

					2,324,056

Household Durables—0.2%
Clorox Co. (The)
5.000%	03/01/2013			1,000,000	1,028,301
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
9.875%	08/15/2019	^		750,000	779,063

					1,807,364

Independent Power Producers & Energy Traders—0.3%
Abu Dhabi National Energy Co. (United Arab Emirates)
4.750%	09/15/2014	^§		1,400,000	1,477,350
AES Corp. (The)
7.750%	03/01/2014	§		650,000	708,500
Calpine Corp.
7.250%	10/15/2017	^		750,000	810,000

					2,995,850

Industrial Conglomerates—0.2%
3M Co., Series E MTN
4.375%	08/15/2013			750,000	783,694
Danaher Corp.
1.300%	06/23/2014			500,000	505,446
0.718%	06/21/2013	#		1,000,000	1,003,291

					2,292,431

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Insurance—0.6%
Allstate Corp. (The)
6.200%	05/16/2014		$510,000	$561,234
Hartford Financial Services Group, Inc.
4.000%	03/30/2015		570,000	598,185
MetLife Institutional Funding II
1.361%	04/04/2014	#^§	500,000	502,685
MetLife, Inc.
2.375%	02/06/2014	§	980,000	1,000,353
Prudential Financial, Inc., Series D MTN
5.150%	01/15/2013	§	2,000,000	2,046,708
3.625%	09/17/2012		710,000	714,138
2.750%	01/14/2013		600,000	605,999

				6,029,302

Internet & Catalog Retail—0.1%
eBay, Inc.
0.875%	10/15/2013		570,000	573,512

IT Services—0.2%
International Business Machines Corp.
2.100%	05/06/2013		630,000	638,499
0.750%	05/11/2015	§	900,000	899,264

				1,537,763

Life Sciences Tools & Services—0.1%
Howard Hughes Medical Institute
3.450%	09/01/2014		700,000	743,576

Machinery—0.4%
Case New Holland, Inc.
7.750%	09/01/2013	§	1,450,000	1,547,875
Greenbrier Cos., Inc.
3.500%	04/01/2018	^	1,050,000	930,562
Terex Corp.
8.000%	11/15/2017		500,000	521,250
6.500%	04/01/2020		500,000	507,500
Tyco Electronics Group SA (Luxembourg)
1.600%	02/03/2015		310,000	311,493

				3,818,680

Media—0.8%
COX Communications, Inc.
5.450%	12/15/2014		500,000	550,513
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014	§	1,200,000	1,288,802
DISH DBS Corp.
6.625%	10/01/2014	§	850,000	915,875
4.625%	07/15/2017	^§	1,120,000	1,127,000
Mediacom Broadband LLC/Mediacom Broadband Corp.
8.500%	10/15/2015		500,000	516,250
Mediacom LLC / Mediacom Capital Corp.
7.250%	02/15/2022		650,000	664,625
NBCUniversal Media LLC
2.100%	04/01/2014		1,600,000	1,629,112
Time Warner, Inc.
3.150%	07/15/2015		500,000	527,695
Viacom, Inc.
4.375%	09/15/2014		500,000	535,502

				7,755,374

Coupon Rate	Maturity Date		Face	Value

Metals & Mining—0.6%
BHP Billiton Finance USA Ltd. (Australia)
1.000%	02/24/2015		$1,840,000	$1,844,348
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^§	835,000	841,262
Freeport-McMoRan Copper & Gold, Inc.
2.150%	03/01/2017		310,000	305,980
1.400%	02/13/2015	§	700,000	698,055
Rio Tinto Finance USA plc (United Kingdom)
1.125%	03/20/2015	§	800,000	802,331
Steel Dynamics, Inc.
7.375%	11/01/2012		1,065,000	1,078,313

				5,570,289

Multiline Retail—0.1%
Target Corp.
1.125%	07/18/2014		600,000	605,865

Multi-Utilities—0.2%
DTE Energy Co.
1.167%	06/03/2013	#§	2,070,000	2,073,919

Oil, Gas & Consumable Fuels—1.7%
Berau Coal Energy Tbk PT (Indonesia)
7.250%	03/13/2017	^§	470,000	458,250
BP Capital Markets plc (United Kingdom)
3.875%	03/10/2015		805,000	863,195
Canadian Natural Resources Ltd. (Canada)
5.450%	10/01/2012		1,200,000	1,214,041
Chesapeake Energy Corp.
7.625%	07/15/2013	§	530,000	549,212
Chevron Corp.
3.950%	03/03/2014	§	1,000,000	1,055,436
ConocoPhillips
4.750%	02/01/2014		750,000	796,908
Copano Energy LLC/Copano Energy Finance Corp.
7.125%	04/01/2021		250,000	258,750
Husky Energy, Inc. (Canada)
5.900%	06/15/2014	§	550,000	598,184
Kinder Morgan Energy Partners LP
5.850%	09/15/2012		980,000	989,571
Kinder Morgan Kansas, Inc.
6.500%	09/01/2012		1,300,000	1,307,865
Petrohawk Energy Corp.
7.875%	06/01/2015	§	1,000,000	1,040,234
Phillips 66
2.950%	05/01/2017	^	310,000	318,904
1.950%	03/05/2015	^	310,000	312,422
Plains Exploration & Production Co.
6.125%	06/15/2019		500,000	505,000
Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar)
5.500%	09/30/2014	^	750,000	810,938
Rockies Express Pipeline LLC
3.900%	04/15/2015	^§	770,000	744,975
Tesoro Corp.
6.625%	11/01/2015	§	390,000	398,775
Total Capital Canada Ltd. (Canada)
0.557%	05/13/2013	#	1,000,000	1,001,007
Total Capital International SA (France)
1.500%	02/17/2017	§	480,000	482,436
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015	§	630,000	671,712
WPX Energy, Inc.
5.250%	01/15/2017	^	1,145,000	1,165,037

				15,542,852

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Paper & Forest Products—0.1%
Masco Corp.
4.800%	06/15/2015	§	$540,000	$555,216

Personal Products—0.1%
Revlon Consumer Products Corp.
9.750%	11/15/2015	§	1,090,000	1,171,750

Pharmaceuticals—1.2%
AstraZeneca plc (United Kingdom)
5.400%	09/15/2012		1,000,000	1,009,814
GlaxoSmithKline Capital plc (United Kingdom)
0.750%	05/08/2015	§	560,000	560,329
GlaxoSmithKline Capital, Inc.
4.850%	05/15/2013	§	1,700,000	1,765,198
Novartis Capital Corp.
4.125%	02/10/2014	§	1,580,000	1,668,627
Sanofi (France)
1.625%	03/28/2014	§	1,410,000	1,434,325
1.200%	09/30/2014	§	350,000	354,162
Teva Pharmaceutical Finance III BV (Netherlands Antilles)
1.700%	03/21/2014		580,000	588,455
0.968%	03/21/2014	#§	470,000	471,047
Teva Pharmaceutical Finance IV LLC
1.700%	11/10/2014	§	1,180,000	1,204,614
Valeant Pharmaceuticals International
6.500%	07/15/2016	^§	1,620,000	1,701,000

				10,757,571

Real Estate Investment Trusts (REITs)—0.6%
Digital Realty Trust LP
4.500%	07/15/2015		630,000	658,472
Duke Realty LP
5.400%	08/15/2014		650,000	690,707
HCP, Inc.
2.700%	02/01/2014	§	1,610,000	1,636,346
Health Care REIT, Inc.
6.000%	11/15/2013	§	930,000	975,422
Simon Property Group LP
4.200%	02/01/2015		250,000	263,712
Vornado Realty LP
4.250%	04/01/2015	§	1,240,000	1,308,562

				5,533,221

Road & Rail—0.3%
JB Hunt Transport Services, Inc.
3.375%	09/15/2015	§	970,000	1,002,553
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.125%	05/11/2015	^§	1,400,000	1,409,327
Ryder System, Inc. MTN
2.500%	03/01/2017	§	620,000	626,263

				3,038,143

Semiconductors & Semiconductor Equipment—0.1%
Texas Instruments, Inc.
0.875%	05/15/2013		1,050,000	1,054,646

Software—0.2%
Microsoft Corp.
2.950%	06/01/2014	§	900,000	941,220

Coupon Rate	Maturity Date		Face	Value

Oracle Corp.
3.750%	07/08/2014	§	$750,000	$796,766

				1,737,986

Specialty Retail—0.2%
Limited Brands, Inc.
5.625%	02/15/2022		400,000	414,000
Michaels Stores, Inc.
7.750%	11/01/2018		400,000	424,000
Sally Holdings LLC / Sally Capital, Inc.
5.750%	06/01/2022		500,000	525,625
Toys “R” Us, Inc.
7.375%	09/01/2016	^	100,000	99,500

				1,463,125

Textiles, Apparel & Luxury Goods—0.2%
Hanesbrands, Inc.
6.375%	12/15/2020		950,000	1,004,625
VF Corp.
1.217%	08/23/2013	#§	700,000	700,239

				1,704,864

Tobacco—0.3%
BAT International Finance plc (United Kingdom)
1.400%	06/05/2015	^	1,460,000	1,460,869
Lorillard Tobacco Co.
3.500%	08/04/2016	§	1,200,000	1,252,143

				2,713,012

Trading Companies & Distributors—0.2%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.750%	05/20/2020		700,000	715,750
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019	§	800,000	808,000

				1,523,750

Water Utilities—0.1%
Veolia Environnement SA (France)
5.250%	06/03/2013	§	910,000	939,540

Wireless Telecommunication Services—0.4%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015	§	350,000	373,997
Rogers Communications, Inc. (Canada)
6.375%	03/01/2014		1,390,000	1,514,493
6.250%	06/15/2013		1,100,000	1,155,772
Vodafone Group plc (United Kingdom)
4.150%	06/10/2014	§	1,090,000	1,156,756

				4,201,018

TOTAL CORPORATE OBLIGATIONS
(Cost $278,039,132)				281,914,372

MORTGAGE-RELATED SECURITIES—7.0%
Commercial Mortgage-Backed Securities—0.5%
Extended Stay America Trust, Series 2010-ESHA, Class A
2.951%	11/05/2027	^	1,329,539	1,343,037
LA Arena Funding LLC, Series 1, Class A
7.656%	12/15/2026	^	636,857	696,602

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

MORTGAGE-RELATED SECURITIES—(Continued)
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020	§	$954,956	$967,753
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A2
2.900%	10/29/2020		1,260,000	1,343,475

				4,350,867

Non-Agency Mortgage-Backed Securities—1.8%
Banc of America Mortgage Securities, Inc., Series 2002-K, Class 1A4
2.642%	10/20/2032	#	626,756	633,724
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-3, Class 2A1
5.000%	04/25/2019		177,657	184,735
Credit Suisse Mortgage Capital Certificates, Series 2011-1R, Class A1
1.245%	02/27/2047	#^§	5,490,667	5,401,584
Fosse Master Issuer plc, Series 2012-1A, Class 2A2 (United Kingdom)
1.727%	10/18/2054	#^§	4,040,000	4,039,799
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	2,628,325	2,662,056
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	2,920,413	3,005,545
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.906%	03/25/2044	#§	852,330	803,874

				16,731,317

U.S. Government Agency Mortgage-Backed Securities—4.7%
Federal Home Loan Mortgage Corp.
3.931%	12/01/2039	#	384,636	408,435
2.395%	09/01/2035	#§	5,711,967	6,077,135
Federal Home Loan Mortgage Corp. REMICS, Series 2929, Class AC
4.500%	12/15/2022		34,044	34,069
Federal National Mortgage Association
5.000%	01/01/2018-
	07/01/2035		5,489,985	5,980,071
4.000%	11/01/2040-
	09/01/2041		2,547,010	2,716,211
3.500%	05/01/2020-
	12/01/2020		2,106,261	2,227,870
3.144%	07/01/2041	#	4,501,799	4,733,361
3.088%	06/01/2041	#	2,921,264	3,071,374
0.589%	07/01/2016	#§	6,600,000	6,657,939
Federal National Mortgage Association REMICS, Series 2005-38, Class CD
5.000%	06/25/2019		409,848	419,424
Federal National Mortgage Association REMICS, Series 2012-1, Class AE
1.750%	12/25/2021	§	2,184,100	2,203,647
Government National Mortgage Association, Series 2004-19, Class FC
0.544%	03/20/2034	#§	1,600,134	1,601,974

Coupon Rate	Maturity Date			Face	Value

National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.691%	10/07/2020	#§		$1,498,454	$1,501,496
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020			413,240	418,339
National Credit Union Administration Guaranteed Notes, Series 2010-R2, Class 1A
0.610%	11/06/2017	#§		3,181,721	3,182,708
National Credit Union Administration Guaranteed Notes, Series 2011-R4, Class 1A
0.621%	03/06/2020	#§		1,534,522	1,535,244

					42,769,297

TOTAL MORTGAGE-RELATED SECURITIES
(Cost $63,259,648)					63,851,481

CONVERTIBLE DEBT OBLIGATIONS—32.3%
Aerospace & Defense—0.3%
Alliant Techsystems, Inc.
3.000%	08/15/2024			900,000	905,625
L-3 Communications Holdings, Inc.
3.000%	08/01/2035			1,950,000	1,911,000

					2,816,625

Beverages—0.8%
Asahi Group Holdings Ltd. (Japan)
0.000%	05/26/2028		JPY	360,000,000	4,584,725
Molson Coors Brewing Co.
2.500%	07/30/2013			2,775,000	2,820,094

					7,404,819

Biotechnology—0.9%
Amgen, Inc., Series B
0.375%	02/01/2013			3,850,000	4,023,250
Gilead Sciences, Inc.
1.625%	05/01/2016			2,750,000	3,571,563
1.000%	05/01/2014	^		875,000	1,091,562

					8,686,375

Building Products—0.1%
Griffon Corp.
4.000%	01/15/2017	^		925,000	866,031

Capital Markets—1.5%
Affiliated Managers Group, Inc.
3.950%	08/15/2038			4,700,000	5,093,625
Billion Express Investments Ltd. (Virgin Islands, British)
0.750%	10/18/2015			2,000,000	1,982,500
Temasek Financial III Pte Ltd. (Singapore)
0.000%	10/24/2014		SGD	7,750,000	6,349,463

					13,425,588

Commercial Services & Supplies—0.3%
Covanta Holding Corp.
3.250%	06/01/2014	^		2,050,000	2,416,438

Communications Equipment—0.2%
Arris Group, Inc.
2.000%	11/15/2026			1,775,000	1,897,031

Computers & Peripherals—0.7%
EMC Corp., Series B
1.750%	12/01/2013			2,600,000	4,244,500

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face		Value

CONVERTIBLE DEBT OBLIGATIONS—(Continued)
SanDisk Corp.
1.000%	05/15/2013			$2,305,000	$2,281,950

					6,526,450

Containers & Packaging—0.3%
Owens-Brockway Glass Container, Inc.
3.000%	06/01/2015	^		2,815,000	2,702,400

Diversified Consumer Services—0.2%
Stewart Enterprises, Inc.
3.125%	07/15/2014			2,000,000	1,995,000

Diversified Telecommunication Services—0.4%
Inmarsat plc, Series ISAT (United Kingdom)
1.750%	11/16/2017			1,900,000	2,275,250
tw telecom inc.
2.375%	04/01/2026			800,000	1,126,000

					3,401,250

Electrical Equipment—0.3%
General Cable Corp.
0.875%	11/15/2013			3,300,000	3,155,625

Electronic Equipment, Instruments & Components—0.4%
Hon Hai Precision Industry Co. Ltd. (Taiwan)
0.000%	10/12/2013			1,800,000	1,782,000
Pegatron Corp. (Taiwan)
0.000%	02/06/2017			1,600,000	1,752,000

					3,534,000

Energy Equipment & Services—2.9%
Bristow Group, Inc.
3.000%	06/15/2038			2,925,000	2,961,562
Cie Generale de Geophysique—Veritas (France)
1.750%	01/01/2016		EUR	931,383	1,264,660
Exterran Energy Corp.
4.750%	01/15/2014			1,035,000	1,009,125
Exterran Holdings, Inc.
4.250%	06/15/2014			3,390,000	3,292,538
Helix Energy Solutions Group, Inc.
3.250%	12/15/2025			2,725,000	2,738,625
Hercules Offshore, Inc.
3.375%	06/01/2038			1,200,000	1,194,000
Hornbeck Offshore Services, Inc.
1.625%	11/15/2026			3,000,000	3,157,500
Subsea 7 SA (Luxembourg)
2.250%	10/11/2013			4,000,000	4,392,000
Technip SA (France)
0.500%	01/01/2016		EUR	2,160,600	3,209,868
0.250%	01/01/2017		EUR	2,152,416	3,042,509

					26,262,387

Food Products—0.3%
Archer-Daniels-Midland Co.
0.875%	02/15/2014			2,250,000	2,272,500

Health Care Equipment & Supplies—2.2%
Alere, Inc.
3.000%	05/15/2016			3,305,000	2,982,763
Elekta AB (Sweden)
2.750%	04/25/2017		SEK	11,600,100	1,790,210

Coupon Rate	Maturity Date			Face	Value

Hologic, Inc.
2.000%	03/01/2042			$3,225,000	$3,003,281
Integra LifeSciences Holdings Corp.
1.625%	12/15/2016	^		3,650,000	3,517,687
Medtronic, Inc., Series B
1.625%	04/15/2013			4,175,000	4,206,313
NuVasive, Inc.
2.750%	07/01/2017			3,225,000	3,196,781
Teleflex, Inc.
3.875%	08/01/2017			1,150,000	1,346,937

					20,043,972

Health Care Providers & Services—1.0%
LifePoint Hospitals, Inc.
3.500%	05/15/2014			4,800,000	5,154,000
Omnicare, Inc.
3.250%	12/15/2035			3,825,000	3,657,656

					8,811,656

Hotels, Restaurants & Leisure—0.7%
Gaylord Entertainment Co.
3.750%	10/01/2014	^		1,050,000	1,571,063
International Game Technology
3.250%	05/01/2014			1,650,000	1,829,438
MGM Resorts International
4.250%	04/15/2015			3,250,000	3,302,812

					6,703,313

Household Durables—0.5%
Lennar Corp.
2.000%	12/01/2020	^		3,650,000	4,599,000

Household Products—0.8%
Unicharm Corp. (Japan)
0.000%	09/24/2013		JPY	230,000,000	3,429,067
0.000%	09/24/2015		JPY	250,000,000	3,804,654

					7,233,721

Industrial Conglomerates—0.9%
Danaher Corp.
0.000%	01/22/2021			865,000	1,313,719
Siemens Financieringsmaatschappij NV, Series WW (Netherlands)
1.050%	08/16/2017			7,250,000	6,977,762

					8,291,481

Internet & Catalog Retail—0.5%
priceline.com, Inc.
1.000%	03/15/2018	^		3,960,000	4,192,650

Internet Software & Services—0.3%
WebMD Health Corp.
2.500%	01/31/2018	^		3,700,000	3,126,500

IT Services—0.6%
AtoS (France)
2.500%	01/01/2016		EUR	1,154,250	1,769,433
Cap Gemini SA (France)
3.500%	01/01/2014		EUR	1,462,000	2,053,114
Euronet Worldwide, Inc.
3.500%	10/15/2025			1,850,000	1,868,500

					5,691,047

Life Sciences Tools & Services—0.7%
Charles River Laboratories International, Inc.
2.250%	06/15/2013			3,200,000	3,216,000

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Illumina, Inc.
0.250%	03/15/2016	^	$3,175,000	$2,849,562

				6,065,562

Machinery—1.1%
AGCO Corp.
1.250%	12/15/2036		600,000	754,500
Disco Corp. (Japan)
0.000%	12/16/2014	JPY	140,000,000	1,810,241
Meritor, Inc.
4.625%	03/01/2026		2,800,000	2,446,500
Navistar International Corp.
3.000%	10/15/2014		1,000,000	937,500
Trinity Industries, Inc.
3.875%	06/01/2036		3,850,000	3,816,313

				9,765,054

Media—1.3%
Central European Media Enterprises Ltd. (Bermuda)
5.000%	11/15/2015		1,600,000	1,402,000
Liberty Interactive LLC
3.250%	03/15/2031		1,625,000	1,427,969
3.125%	03/30/2023		1,925,000	2,360,531
Live Nation Entertainment, Inc.
2.875%	07/15/2027		2,400,000	2,298,000
Omnicom Group, Inc.
0.000%	07/01/2038		3,475,000	3,761,688
XM Satellite Radio, Inc.
7.000%	12/01/2014	^	500,000	653,750

				11,903,938

Metals & Mining—1.3%
AngloGold Ashanti Holdings Finance plc (Isle of Man)
3.500%	05/22/2014		2,300,000	2,443,750
ArcelorMittal (Luxembourg)
5.000%	05/15/2014		875,000	901,250
Goldcorp, Inc. (Canada)
2.000%	08/01/2014		3,500,000	3,959,375
Newmont Mining Corp., Series A
1.250%	07/15/2014		725,000	902,625
Newmont Mining Corp., Series B
1.625%	07/15/2017		2,300,000	3,061,875
Royal Gold, Inc.
2.875%	06/15/2019		890,000	936,725

				12,205,600

Oil, Gas & Consumable Fuels—1.5%
Bill Barrett Corp.
5.000%	03/15/2028		2,000,000	2,010,000
Chesapeake Energy Corp.
2.750%	11/15/2035		1,250,000	1,148,438
2.500%	05/15/2037		3,840,000	3,307,200
Goodrich Petroleum Corp.
5.000%	10/01/2029		4,800,000	4,494,000
PetroBakken Energy Ltd. (Canada)
3.125%	02/08/2016		2,900,000	2,871,000

				13,830,638

Coupon Rate	Maturity Date		Face	Value

Pharmaceuticals—2.5%
Endo Health Solutions, Inc.
1.750%	04/15/2015		$700,000	$845,250
Medicis Pharmaceutical Corp.
2.500%	06/04/2032		665,000	840,394
1.375%	06/01/2017		1,825,000	1,818,156
Salix Pharmaceuticals Ltd.
1.500%	03/15/2019	^	1,083,000	1,164,225
Sawai Pharmaceutical Co. Ltd. (Japan)
0.000%	09/17/2015	JPY	210,000,000	2,814,975
Shire plc (Jersey, Channel Islands)
2.750%	05/09/2014		6,150,000	6,986,400
Teva Pharmaceutical Finance Co. LLC, Series C
0.250%	02/01/2026		5,950,000	6,232,625
UCB SA (Belgium)
4.500%	10/22/2015	EUR	1,500,000	2,297,357

				22,999,382

Real Estate Investment Trusts (REITs)—1.1%
Boston Properties LP
3.625%	02/15/2014	^	1,700,000	1,853,000
Health Care REIT, Inc.
3.000%	12/01/2029		2,025,000	2,407,219
Host Hotels & Resorts LP
3.250%	04/15/2024	^	2,500,000	2,756,250
ProLogis LP
3.250%	03/15/2015		2,450,000	2,704,187

				9,720,656

Road & Rail—0.3%
Avis Budget Group, Inc.
3.500%	10/01/2014	^	2,475,000	3,099,937

Semiconductors & Semiconductor Equipment—1.9%
Advanced Micro Devices, Inc.
6.000%	05/01/2015		4,425,000	4,485,844
Dialog Semiconductor plc (United Kingdom)
1.000%	04/12/2017		1,400,000	1,443,820
Intel Corp.
3.250%	08/01/2039		3,010,000	4,067,262
Lam Research Corp.
1.250%	05/15/2018		867,000	859,414
0.500%	05/15/2016		1,300,000	1,251,250
Linear Technology Corp., Series A
3.000%	05/01/2027		3,050,000	3,164,375
Micron Technology, Inc.
1.875%	06/01/2014		2,275,000	2,240,875

				17,512,840

Software—1.8%
Electronic Arts, Inc.
0.750%	07/15/2016	^	3,110,000	2,736,800
Mentor Graphics Corp.
4.000%	04/01/2031		1,300,000	1,392,625
Microsoft Corp.
0.000%	06/15/2013	^	5,500,000	5,864,375
Nuance Communications, Inc.
2.750%	11/01/2031	^	1,675,000	1,857,156
Rovi Corp.
2.625%	02/15/2040		3,300,000	3,192,750
TIBCO Software, Inc.
2.250%	05/01/2032	^	1,900,000	1,854,875

				16,898,581

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Specialty Retail—0.5%
Group 1 Automotive, Inc.
2.250%	06/15/2036		$3,300,000	$3,415,500
Sonic Automotive, Inc.
5.000%	10/01/2029		850,000	1,111,375

				4,526,875

Textiles, Apparel & Luxury Goods—0.6%
Adidas AG (Germany)
0.250%	06/14/2019	EUR	1,800,000	2,388,879
Hengdeli Holdings Ltd. (Cayman Islands)
2.500%	10/20/2015	HKD	2,000,000	250,968
Iconix Brand Group, Inc.
2.500%	06/01/2016	^	3,350,000	3,245,313

				5,885,160

Wireless Telecommunication Services—0.6%
Leap Wireless International, Inc.
4.500%	07/15/2014		3,375,000	3,218,906
SBA Communications Corp.
1.875%	05/01/2013	^	1,800,000	2,502,000

				5,720,906

TOTAL CONVERTIBLE DEBT OBLIGATIONS
(Cost $291,183,488)				296,190,988

U.S. TREASURY OBLIGATIONS—9.1%
U.S. Treasury Bills—3.9%
U.S. Treasury Bill
0.130%	01/10/2013		5,000,000	4,996,135
0.127%	10/18/2012		6,000,000	5,998,158
0.105%	12/13/2012		2,000,000	1,998,726
0.095%	09/20/2012	‡‡	8,540,000	8,538,668
0.081%	07/12/2012		5,700,000	5,699,871
0.077%	08/30/2012		1,000,000	999,922
0.076%	07/19/2012		5,000,000	4,999,841
0.070%	08/16/2012		2,000,000	1,999,829

				35,231,150

U.S. Treasury Notes—5.2%
U.S. Treasury Note
1.750%	01/31/2014		1,500,000	1,534,161
1.250%	10/31/2015		15,300,000	15,683,693
0.625%	02/28/2013		4,000,000	4,012,188
0.500%	11/30/2012		4,000,000	4,005,940
0.375%	07/31/2013		1,500,000	1,502,051
0.250%	10/31/2013-
	02/15/2015	§	20,990,000	20,961,622
0.125%	09/30/2013	‡‡	200,000	199,648

				47,899,303

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $83,157,742)				83,130,453

GOVERNMENT RELATED OBLIGATIONS—6.0%
U.S. Government Agencies—2.6%
Federal Home Loan Banks
0.300%	06/14/2013		3,000,000	3,000,030

Coupon Rate	Maturity Date		Face	Value

Federal Home Loan Banks, Series 1
0.500%	08/28/2013		$4,280,000	$4,291,453
Federal Home Loan Mortgage Corp.
0.625%	12/29/2014		8,800,000	8,839,222
Federal National Mortgage Association
0.750%	12/18/2013		4,000,000	4,027,896
National Credit Union Administration Guaranteed Notes, Series A1
0.261%	06/12/2013	#	1,510,000	1,509,562
National Credit Union Administration Guaranteed Notes, Series A2
1.400%	06/12/2015		2,050,000	2,090,467

				23,758,630

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—0.4%
Ally Financial, Inc.
2.200%	12/19/2012		2,350,000	2,371,653
General Electric Capital Corp., Series G MTN
2.625%	12/28/2012		1,546,000	1,563,788

				3,935,441

Non-U.S. Government Agencies—0.5%
Export-Import Bank of Korea (Korea, Republic of)
5.500%	10/17/2012		500,000	506,633
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015	^	600,000	621,750
Korea National Oil Corp. (Korea, Republic of)
2.875%	11/09/2015	^	1,330,000	1,356,738
Petrobras International Finance Co. (Cayman Islands)
2.875%	02/06/2015	§	470,000	478,225
Petroleos Mexicanos (Mexico)
4.875%	03/15/2015	§	1,400,000	1,517,250

				4,480,596

Sovereign Debt—1.0%
Canadian Government International Bond (Canada)
2.000%	12/01/2014	CAD	500,000	501,974
Korea Finance Corp. (Korea, Republic of)
3.250%	09/20/2016		1,890,000	1,945,872
Mexican Bonos, Series M 10 (Mexico)
7.250%	12/15/2016	MXN	28,700,000	2,359,372
Norway Government International Bond (Norway)
5.000%	05/15/2015	NOK	2,500,000	463,467
Panama Government International Bond (Panama)
9.375%	07/23/2012		740,000	743,348
7.250%	03/15/2015	§	1,150,000	1,316,750
Qatar Government International Bond (Qatar)
3.125%	01/20/2017	^	900,000	942,750
South Africa Government International Bond (South Africa)
6.500%	06/02/2014	§	1,000,000	1,103,000

				9,376,533

Supranational—0.2%
Asian Development Bank, Series G MTN (Philippines)
3.375%	05/20/2014	NOK	8,700,000	1,504,043

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
U.S. Municipal Bonds—1.1%
Citizens Ppty Ins Corp. Fla Pers & Coml Lines-Sr Secd-Nts-Ser A-2 01/Jun/2013 02.500 Revenue Bonds (Florida)
2.500%	06/01/2013		$1,500,000	$1,526,250
Citizens Property Insurance Corp. Revenue Bonds, Series 2007-A (Florida)
5.000%	03/01/2013		290,000	298,471
Kentucky Asset Liability Commission Revenue Bonds (Kentucky)
3.165%	04/01/2018		1,300,000	1,347,112
Minnesota School District Capital Equipment Borrowing Program, Series 2011-B (Minnesota)
2.000%	09/09/2012		1,660,000	1,665,893
South Carolina State Public Service Authority Revenue Bonds, Series 2011-A (South Carolina)
0.939%	06/02/2014	#	1,500,000	1,503,315
State of Louisiana General Obligation Bonds, Series 2011-B (Louisiana)
0.967%	07/15/2014	#	1,780,000	1,781,584
University of California Revenue Bonds (California)
1.988%	05/15/2050	#	1,000,000	1,012,770
0.818%	07/01/2041	#	1,000,000	1,000,010

				10,135,405

Non-U.S. Regional Authority Bonds—0.2%
Province of Ontario (Canada)
2.950%	02/05/2015		1,530,000	1,615,186

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $54,349,626)				54,805,834

ASSET-BACKED SECURITIES—5.2%
Automobile—1.9%
Ally Auto Receivables Trust Series 2011-1, Class A2
0.810%	10/15/2013		200,116	200,176
AmeriCredit Automobile Receivables Trust Series 2012-1, Class A2
0.910%	10/08/2015	§	2,550,000	2,556,038
CarMax Auto Owner Trust Series 2012-1, Class A2
0.590%	03/16/2015	§	4,200,000	4,202,793
Enterprise Fleet Financing LLC Series 2012-1, Class A2
1.140%	11/20/2017	^§	3,200,000	3,202,287
First Investors Auto Owner Trust Series 2011-1, Class C
3.400%	03/15/2016	^§	1,400,000	1,414,985
Honda Auto Receivables Owner Trust Series 2012-1, Class A2
0.570%	08/15/2014	§	1,275,000	1,275,768
Hyundai Capital Auto Funding Ltd. (Cayman Islands) Series 2010-8A, Class A
1.243%	09/20/2016	#^§	1,100,000	1,082,109
MMCA Automobile Trust Series 2012-A, Class A1
0.601%	02/04/2013	^§	379,446	379,743

Coupon Rate	Maturity Date			Face	Value

Santander Drive Auto Receivables Trust Series 2012-3, Class A1
0.328%	05/15/2013	§		$1,411,745	$1,412,525
Volkswagen Auto Loan Enhanced Trust Series 2011-1, Class A2
0.670%	12/20/2013	§		1,288,558	1,289,238
World Omni Auto Receivables Trust Series 2011-A, Class A2
0.640%	11/15/2013	§		1,045,494	1,045,574

					18,061,236

Credit Card—2.3%
Capital One Multi-Asset Execution Trust Series 2008-A3, Class A3
5.050%	02/15/2016	§		3,050,000	3,157,037
Chase Issuance Trust Series 2011-A2, Class A2
0.332%	05/15/2015	#§		2,500,000	2,501,094
Citibank Credit Card Issuance Trust Series 2009-A5, Class A5
2.250%	12/23/2014	§		4,700,000	4,742,349
Discover Card Master Trust Series 2012-A1, Class A1
0.810%	08/15/2017	§		3,000,000	3,005,672
GE Capital Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018	§		2,200,000	2,214,390
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A2
1.184%	02/15/2017	#^	EUR	1,200,000	1,520,473
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A1
0.942%	02/15/2017	#^§		3,950,000	3,952,073

					21,093,088

Home Equity—0.4%
Ameriquest Mortgage Securities, Inc. Series 2003-AR3, Class M2
3.320%	10/25/2033	#		97,238	96,552
Argent Securities, Inc. Series 2006-W3, Class A2B
0.365%	04/25/2036	#		72,894	21,317
Countrywide Asset-Backed Certificates Series 2004-AB1, Class 2A3
1.285%	02/25/2035	#		117,497	116,004
Countrywide Asset-Backed Certificates Series 2005-12, Class 2A3
5.069%	02/25/2036	#		537,430	507,787
Option One Mortgage Loan Trust Series 2005-4, Class A3
0.505%	11/25/2035	#		702,458	672,356
Saxon Asset Securities Trust Series 2005-4, Class A2C
0.495%	11/25/2037	#		373,475	366,826
Structured Asset Investment Loan Trust Series 2003-BC1, Class A2
0.925%	01/25/2033	#		1,862,491	1,609,224

					3,390,066

Other—0.3%
CenterPoint Energy Transition Bond Co. LLC Series 2012-1, Class A1
0.901%	04/15/2018	§		2,650,000	2,665,865

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

ASSET-BACKED SECURITIES—(Continued)
CNH Equipment Trust Series 2011-A, Class A2
0.620%	06/16/2014		$33,573	$33,575

				2,699,440

Student Loan—0.3%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.589%	12/07/2020	#§	2,854,685	2,864,905

TOTAL ASSET-BACKED SECURITIES
(Cost $48,370,588)				48,108,735

			Contracts	Value
PURCHASED OPTIONS—0.3%
Put—Swiss Market Index, Expires 09/21/2012 ,Strike CHF 5,894.50			2,280	299,380
Call—U.S. 10 Year Treasury Future, Expires 08/24/2012, Strike $115.00			123	2,260,125

TOTAL PURCHASED OPTIONS
(Cost $2,554,017)				2,559,505

Coupon Rate	Maturity Date		Face	Value
CERTIFICATES OF DEPOSIT—0.4%
Commercial Banks—0.4%
Bank of Montreal (Canada)
0.464%	06/21/2013		$1,000,000	1,000,002
Nordea Bank Finland plc
0.946%	02/07/2013		900,000	900,834
Royal Bank of Canada
0.488%	03/11/2013		1,390,000	1,390,977

TOTAL CERTIFICATES OF DEPOSIT
(Cost $3,290,577)				3,291,813

			Shares	Value
MONEY MARKET FUNDS—3.9%
Institutional Money Market Fund—3.9%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%		¥
(Cost $35,858,809)			35,858,809	35,858,809

TOTAL INVESTMENTS—99.6%
(Cost $904,464,078)				913,236,897
Other assets less liabilities—0.4%				4,069,858

NET ASSETS—100.0%				$917,306,755

Notes to the Schedule of Investments:

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
HKD	Hong Kong Dollar
JPY	Japanese Yen
MTN	Medium Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $130,526,325, which represents 14.2% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
§	Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA's, a security that is subject to delayed delivery.
#	Rate is subject to change. Rate shown reflects current rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—20.7%
Aerospace & Defense—0.2%
Boeing Co. (The)
6.125%	02/15/2033		$100,000	$131,277
4.875%	02/15/2020	†	200,000	240,327
L-3 Communications Corp.
4.950%	02/15/2021		300,000	325,009
Lockheed Martin Corp., Series B
6.150%	09/01/2036		250,000	314,144
Northrop Grumman Corp.
3.500%	03/15/2021		300,000	317,644
United Technologies Corp.
6.700%	08/01/2028		150,000	197,628
4.875%	05/01/2015		500,000	553,791
4.500%	06/01/2042		200,000	220,618
3.100%	06/01/2022		200,000	210,020
1.800%	06/01/2017	†	300,000	306,731

				2,817,189

Airlines—0.0%
Continental Airlines, Inc., Series 2010-1 A, Class A
4.750%	01/12/2021		294,222	308,197

Auto Components—0.0%
Johnson Controls, Inc.
5.500%	01/15/2016		250,000	281,242
4.250%	03/01/2021		300,000	322,817

				604,059

Automobile—0.1%
Daimler Finance North America LLC
6.500%	11/15/2013		400,000	428,919
Ford Motor Co.
7.450%	07/16/2031	†	200,000	251,500
Toyota Motor Credit Corp. MTN
4.500%	06/17/2020		300,000	341,505
1.375%	08/12/2013		500,000	504,302

				1,526,226

Beverages—0.6%
Anheuser-Busch InBev Worldwide, Inc.
8.200%	01/15/2039		300,000	478,607
7.750%	01/15/2019		500,000	661,264
6.875%	11/15/2019		300,000	387,618
5.375%	01/15/2020		500,000	596,754
1.500%	07/14/2014		200,000	202,843
Beam, Inc.
5.375%	01/15/2016		90,000	100,179
Bottling Group LLC
5.500%	04/01/2016		500,000	579,842
Coca-Cola Co. (The)
5.350%	11/15/2017		500,000	600,910
4.875%	03/15/2019		300,000	356,782
3.150%	11/15/2020		200,000	214,672
0.750%	11/15/2013		200,000	200,756
0.750%	03/13/2015		300,000	300,806
Coca-Cola Enterprises, Inc.
4.500%	09/01/2021		300,000	334,892
Diageo Finance BV (Netherlands)
5.300%	10/28/2015		750,000	846,227

Coupon Rate	Maturity Date		Face	Value

PepsiCo, Inc.
3.750%	03/01/2014		$500,000	$524,707
3.000%	08/25/2021		500,000	518,436
2.500%	05/10/2016		200,000	210,162

				7,115,457

Biotechnology—0.2%
Amgen, Inc.
6.900%	06/01/2038		267,000	341,045
6.150%	06/01/2018		500,000	600,640
5.850%	06/01/2017		250,000	294,935
5.150%	11/15/2041		300,000	314,381
3.875%	11/15/2021		300,000	317,381
Genentech, Inc.
5.250%	07/15/2035		100,000	118,159
Gilead Sciences, Inc.
4.400%	12/01/2021	†	300,000	331,764

				2,318,305

Capital Markets—1.5%
Bank of New York Mellon Corp. (The)
3.550%	09/23/2021		300,000	319,637
Bank of New York Mellon Corp. (The) MTN
2.300%	07/28/2016		100,000	103,278
Bank of New York Mellon Corp. (The), Series 1
2.950%	06/18/2015		500,000	527,414
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018		250,000	299,233
6.400%	10/02/2017		400,000	461,794
5.700%	11/15/2014		550,000	595,481
4.650%	07/02/2018		400,000	421,660
BlackRock, Inc.
4.250%	05/24/2021		500,000	547,809
Credit Suisse USA, Inc.
5.500%	08/15/2013		300,000	312,757
5.125%	01/15/2014	†	500,000	524,235
5.125%	08/15/2015		500,000	545,642
Goldman Sachs Group, Inc. (The)
7.500%	02/15/2019		300,000	342,574
6.250%	09/01/2017		500,000	544,237
6.250%	02/01/2041		500,000	523,148
6.150%	04/01/2018		500,000	542,698
6.125%	02/15/2033		600,000	617,963
5.750%	01/24/2022		300,000	317,265
5.375%	03/15/2020		300,000	309,311
5.250%	07/27/2021		300,000	305,292
5.150%	01/15/2014		500,000	519,805
5.125%	01/15/2015		500,000	522,334
5.000%	10/01/2014		553,000	576,861
3.625%	02/07/2016	†	500,000	500,472
Jefferies Group, Inc.
6.250%	01/15/2036		230,000	209,300
5.125%	04/13/2018		300,000	294,000
JPMorgan Chase Capital XXV, Series Y
6.800%	10/01/2037		500,000	501,247
Mellon Funding Corp.
5.200%	05/15/2014		400,000	431,584
Merrill Lynch & Co., Inc.
6.875%	11/15/2018		250,000	280,367
Merrill Lynch & Co., Inc. MTN
6.875%	04/25/2018		500,000	560,145
Morgan Stanley
7.250%	04/01/2032		100,000	106,504
6.000%	05/13/2014		500,000	518,491

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
5.750%	01/25/2021		$600,000	$592,612
4.750%	03/22/2017		300,000	299,653
2.875%	01/24/2014	†	300,000	296,736
Morgan Stanley MTN
5.450%	01/09/2017		500,000	505,446
Morgan Stanley, Series F MTN
6.625%	04/01/2018		500,000	523,406
6.000%	04/28/2015		1,000,000	1,034,372
5.950%	12/28/2017		500,000	514,178
Nomura Holdings, Inc. (Japan)
6.700%	03/04/2020		300,000	332,891
Northern Trust Corp.
3.375%	08/23/2021		500,000	538,270

				17,820,102

Chemicals—0.4%
Agrium, Inc. (Canada)
6.125%	01/15/2041		400,000	491,808
Airgas, Inc.
2.950%	06/15/2016		200,000	207,587
Dow Chemical Co. (The)
8.550%	05/15/2019		629,000	837,763
5.250%	11/15/2041		300,000	332,918
4.125%	11/15/2021		150,000	161,198
E.I. du Pont de Nemours & Co.
4.900%	01/15/2041		200,000	234,548
4.250%	04/01/2021	†	300,000	343,127
2.750%	04/01/2016		300,000	319,035
1.750%	03/25/2014		300,000	306,104
Ecolab, Inc.
5.500%	12/08/2041		300,000	361,364
Monsanto Co.
5.500%	08/15/2025		200,000	250,524
PPG Industries, Inc.
3.600%	11/15/2020		400,000	423,544
Praxair, Inc.
3.250%	09/15/2015		500,000	536,439

				4,805,959

Commercial Banks—1.6%
Abbey National Treasury Services plc (United Kingdom)
2.875%	04/25/2014		300,000	292,685
Bank of Nova Scotia (Canada)
2.375%	12/17/2013		300,000	307,232
2.050%	10/07/2015		400,000	409,155
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015		1,000,000	1,036,511
2.750%	02/23/2015		300,000	302,208
2.375%	01/13/2014		500,000	501,368
BB&T Corp.
5.250%	11/01/2019		500,000	565,891
BNP Paribas SA (France)
3.250%	03/11/2015	†	500,000	504,486
BNP Paribas SA, Bank Note (France)
5.000%	01/15/2021		400,000	411,318
Capital One Financial Corp.
6.150%	09/01/2016		500,000	559,504
2.125%	07/15/2014		200,000	201,803

Coupon Rate	Maturity Date		Face	Value

Credit Suisse (Switzerland)
5.500%	05/01/2014		$500,000	$530,304
5.300%	08/13/2019		400,000	450,695
Credit Suisse MTN (Switzerland)
4.375%	08/05/2020		200,000	214,480
Discover Bank
7.000%	04/15/2020		200,000	233,131
HSBC Bank USA NA
4.875%	08/24/2020		400,000	412,166
HSBC Holdings plc (United Kingdom)
6.100%	01/14/2042		500,000	614,654
4.000%	03/30/2022		500,000	520,246
HSBC USA, Inc.
2.375%	02/13/2015		400,000	404,814
KeyBank NA, Bank Note
5.800%	07/01/2014		400,000	428,997
KeyCorp MTN
5.100%	03/24/2021		500,000	558,648
LBBW (Germany)
7.625%	02/01/2023		200,000	254,347
National City Corp.
6.875%	05/15/2019		500,000	604,314
PNC Funding Corp.
2.700%	09/19/2016		200,000	207,475
Royal Bank of Canada MTN (Canada)
2.875%	04/19/2016		300,000	315,747
Royal Bank of Scotland plc (The) (United Kingdom)
6.125%	01/11/2021		300,000	333,835
4.875%	03/16/2015		100,000	103,540
4.375%	03/16/2016		500,000	512,826
SunTrust Banks, Inc.
3.600%	04/15/2016		500,000	519,645
Toronto-Dominion Bank (The) (Canada)
1.375%	07/14/2014		300,000	303,876
U.S. Bank NA, Bank Note
4.800%	04/15/2015		250,000	275,024
UBS AG (Switzerland)
7.000%	10/15/2015		100,000	108,294
5.875%	07/15/2016		1,000,000	1,054,037
UBS AG MTN (Switzerland)
7.375%	06/15/2017		100,000	111,835
US Bancorp
4.200%	05/15/2014		400,000	425,908
US Bancorp, Series MTNT
1.650%	05/15/2017		500,000	504,228
USB Capital XIII Trust
6.625%	12/15/2039		300,000	303,408
Wachovia Bank NA, Bank Note
6.600%	01/15/2038	†	300,000	379,913
Wells Fargo & Co.
5.000%	11/15/2014		750,000	802,679
3.676%	06/15/2016		400,000	426,152
Wells Fargo & Co. MTN
4.600%	04/01/2021		500,000	558,835
2.100%	05/08/2017	†	300,000	301,015
Wells Fargo Bank NA
5.950%	08/26/2036		100,000	118,377
Westpac Banking Corp. (Australia)
3.000%	08/04/2015		400,000	414,640
1.850%	12/09/2013		600,000	606,128

				19,006,374

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Commercial Services & Supplies—0.1%
Republic Services, Inc.
5.700%	05/15/2041		$200,000	$230,291
5.500%	09/15/2019		300,000	347,669
Waste Management, Inc.
7.000%	07/15/2028		50,000	63,951
6.375%	03/11/2015		400,000	450,084

				1,091,995

Communications Equipment—0.3%
Cisco Systems, Inc.
5.500%	02/22/2016	†	500,000	580,680
4.950%	02/15/2019		500,000	590,398
1.625%	03/14/2014		400,000	407,768
Corning, Inc.
4.750%	03/15/2042		400,000	420,857
Harris Corp.
6.150%	12/15/2040		250,000	292,023
Juniper Networks, Inc.
3.100%	03/15/2016		400,000	415,645
Motorola Solutions, Inc.
7.500%	05/15/2025		340,000	421,178

				3,128,549

Computers & Peripherals—0.2%
Dell, Inc.
5.400%	09/10/2040	†	300,000	316,509
1.400%	09/10/2013	†	300,000	302,248
Hewlett-Packard Co.
4.650%	12/09/2021		300,000	315,062
3.300%	12/09/2016		300,000	313,898
2.125%	09/13/2015		500,000	504,558
1.250%	09/13/2013		200,000	199,903

				1,952,178

Construction Materials—0.1%
CRH America, Inc.
6.000%	09/30/2016		750,000	821,755

Consumer Finance—0.7%
American Express Co.
8.150%	03/19/2038		350,000	555,925
4.875%	07/15/2013		1,000,000	1,040,196
American Express Credit Corp. MTN
2.800%	09/19/2016		400,000	417,681
2.750%	09/15/2015		400,000	417,715
Capital One Bank USA NA
8.800%	07/15/2019		500,000	630,538
Caterpillar Financial Services Corp.
1.550%	12/20/2013		400,000	405,620
Caterpillar Financial Services Corp. MTN
2.850%	06/01/2022	†	300,000	301,932
2.750%	06/24/2015		200,000	210,461
1.625%	06/01/2017	†	300,000	301,823
Caterpillar Financial Services Corp., Series
F MTN
2.650%	04/01/2016	†	400,000	420,000
Ford Motor Credit Co. LLC
8.700%	10/01/2014		200,000	228,189
7.000%	10/01/2013		200,000	213,904
5.875%	08/02/2021		500,000	557,246

Coupon Rate	Maturity Date		Face	Value

5.000%	05/15/2018		$200,000	$212,877
4.250%	02/03/2017		200,000	209,864
3.000%	06/12/2017		300,000	298,687
2.750%	05/15/2015		500,000	504,402
HSBC Finance Capital Trust IX
5.911%	11/30/2035	#	500,000	471,875
John Deere Capital Corp. MTN
3.900%	07/12/2021		300,000	331,556
2.250%	06/07/2016		200,000	207,506
SLM Corp., Series A MTN
8.450%	06/15/2018		400,000	450,000
5.000%	10/01/2013		500,000	517,500

				8,905,497

Diversified Financial Services—1.9%
Bank of America Corp.
7.750%	08/15/2015		250,000	272,348
5.875%	01/05/2021		400,000	437,460
5.875%	02/07/2042		300,000	329,819
5.625%	07/01/2020		500,000	536,182
4.500%	04/01/2015		700,000	721,998
3.875%	03/22/2017	†	700,000	713,852
Bank of America Corp. MTN
5.000%	05/13/2021		300,000	310,064
3.625%	03/17/2016		500,000	502,720
Bank of America Corp., Series L MTN
7.375%	05/15/2014		200,000	215,181
5.650%	05/01/2018		500,000	535,311
Citigroup, Inc.
8.500%	05/22/2019		300,000	371,010
8.125%	07/15/2039		500,000	669,394
6.625%	06/15/2032		150,000	156,846
6.375%	08/12/2014		500,000	535,486
6.125%	11/21/2017		750,000	831,901
6.010%	01/15/2015		200,000	215,011
6.000%	08/15/2017		600,000	657,965
5.850%	12/11/2034		100,000	107,685
4.500%	01/14/2022		500,000	517,426
3.953%	06/15/2016		200,000	205,118
2.650%	03/02/2015		400,000	400,206
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
3.875%	02/08/2022		400,000	407,705
3.375%	01/19/2017		300,000	309,081
2.125%	10/13/2015		200,000	200,918
Deutsche Bank AG (Germany)
6.000%	09/01/2017		650,000	742,607
Deutsche Bank Financial LLC MTN
5.375%	03/02/2015		250,000	260,314
General Electric Capital Corp.
5.500%	01/08/2020		500,000	573,163
4.625%	01/07/2021		300,000	330,556
2.950%	05/09/2016		400,000	413,147
2.100%	01/07/2014		400,000	406,372
General Electric Capital Corp. MTN
5.875%	01/14/2038		700,000	806,419
5.400%	02/15/2017		650,000	740,227
General Electric Capital Corp., Series A MTN
6.875%	01/10/2039		300,000	388,377
6.750%	03/15/2032		750,000	931,377
5.625%	09/15/2017		300,000	344,666
3.750%	11/14/2014		500,000	525,238
JPMorgan Chase & Co.
6.400%	05/15/2038		300,000	361,944
6.300%	04/23/2019		500,000	585,191

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
5.600%	07/15/2041		$200,000	$227,589
5.125%	09/15/2014		500,000	531,469
4.750%	03/01/2015		500,000	535,659
4.625%	05/10/2021		300,000	321,581
4.500%	01/24/2022		400,000	431,729
3.450%	03/01/2016		500,000	518,685
JPMorgan Chase & Co. MTN
2.050%	01/24/2014		300,000	303,396
1.875%	03/20/2015		500,000	499,942
JPMorgan Chase Bank NA, Bank Note
6.000%	10/01/2017		500,000	560,447
National Rural Utilities Cooperative Finance Corp.
10.375%	11/01/2018		281,000	407,676
5.500%	07/01/2013		75,000	78,722
3.050%	03/01/2016		250,000	266,528
Western Union Co. (The)
5.253%	04/01/2020		502,000	578,633

				22,832,341

Diversified Telecommunication Services—1.2%
AT&T, Inc.
6.550%	02/15/2039		200,000	258,318
6.300%	01/15/2038		250,000	312,488
6.150%	09/15/2034		500,000	604,514
5.800%	02/15/2019		500,000	610,691
5.625%	06/15/2016		450,000	521,470
5.550%	08/15/2041		300,000	358,985
5.350%	09/01/2040		307,000	353,692
1.600%	02/15/2017	†	400,000	400,956
BellSouth Capital Funding Corp.
7.875%	02/15/2030		400,000	523,407
BellSouth Corp.
6.875%	10/15/2031		350,000	426,517
5.200%	09/15/2014		500,000	544,422
British Telecommunications plc (United Kingdom)
9.625%	12/15/2030		450,000	678,528
Cellco Partnership/Verizon Wireless Capital LLC
8.500%	11/15/2018		500,000	685,083
7.375%	11/15/2013		300,000	325,824
5.550%	02/01/2014		300,000	321,282
CenturyLink, Inc.
5.800%	03/15/2022		400,000	398,933
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030		300,000	417,491
Embarq Corp.
7.082%	06/01/2016		250,000	286,383
France Telecom SA (France)
8.500%	03/01/2031		500,000	703,610
Qwest Capital Funding, Inc.
6.875%	07/15/2028		200,000	193,282
Qwest Communications International, Inc.
8.000%	10/01/2015		200,000	211,135
Qwest Corp.
6.500%	06/01/2017		500,000	562,355
Telecom Italia Capital SA (Luxembourg)
6.999%	06/04/2018		500,000	500,000
6.000%	09/30/2034		250,000	193,125
5.250%	11/15/2013		350,000	351,750

Coupon Rate	Maturity Date		Face	Value

Telefonica Emisiones SAU (Spain)
5.134%	04/27/2020		$600,000	$517,629
3.729%	04/27/2015		200,000	182,225
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	339,323
Verizon Communications, Inc.
6.400%	02/15/2038		500,000	651,585
6.350%	04/01/2019		500,000	624,130
6.000%	04/01/2041		300,000	381,781
5.850%	09/15/2035		250,000	309,804
3.000%	04/01/2016	†	400,000	425,548
1.950%	03/28/2014		400,000	408,995
Verizon Global Funding Corp.
7.750%	12/01/2030		130,000	183,883

				14,769,144

Electric Utilities—1.6%
Alabama Power Co., Series Q
5.500%	10/15/2017		150,000	177,853
Arizona Public Service Co.
4.500%	04/01/2042		300,000	310,894
Commonwealth Edison Co.
5.900%	03/15/2036		300,000	390,450
5.800%	03/15/2018		100,000	120,976
1.625%	01/15/2014		400,000	405,545
Consolidated Edison Co. of New York, Inc.,
Series 06-C
5.500%	09/15/2016		500,000	583,305
Constellation Energy Group, Inc.
5.150%	12/01/2020		400,000	443,540
Consumers Energy Co., Series P
5.500%	08/15/2016		150,000	173,598
Dominion Resources, Inc.
1.800%	03/15/2014		400,000	405,828
Dominion Resources, Inc., Series A
5.600%	11/15/2016		300,000	349,027
Dominion Resources, Inc., Series C
4.900%	08/01/2041		300,000	340,428
Duke Energy Carolinas LLC
6.450%	10/15/2032		330,000	437,045
4.300%	06/15/2020		100,000	114,562
Duke Energy Corp.
2.150%	11/15/2016		200,000	205,074
Duke Energy Indiana, Inc.
3.750%	07/15/2020		300,000	328,607
Entergy Corp.
4.700%	01/15/2017		500,000	525,003
Exelon Corp.
4.900%	06/15/2015		350,000	380,671
FirstEnergy Corp., Series C
7.375%	11/15/2031		150,000	188,822
FirstEnergy Solutions Corp.
6.050%	08/15/2021		250,000	275,058
Florida Power & Light Co.
5.625%	04/01/2034		50,000	62,714
5.125%	06/01/2041	†	200,000	244,950
4.950%	06/01/2035		100,000	117,787
Florida Power Corp.
6.400%	06/15/2038		350,000	479,077
Georgia Power Co., Series 07-A
5.650%	03/01/2037		200,000	243,137
Georgia Power Co., Series AMBC
6.000%	09/01/2040		141,000	141,451

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—(Continued)
Great Plains Energy, Inc.
4.850%	06/01/2021	$ 400,000	$430,371
Indiana Michigan Power Co.
7.000%	03/15/2019	250,000	311,344
Jersey Central Power & Light
5.625%	05/01/2016	500,000	573,395
Kentucky Utilities Co.
5.125%	11/01/2040	500,000	606,185
MidAmerican Energy Co.
5.800%	10/15/2036	500,000	619,971
MidAmerican Energy Holdings Co.
6.125%	04/01/2036	200,000	251,107
MidAmerican Energy Holdings Co., Series D
5.000%	02/15/2014	150,000	159,711
NextEra Energy Capital Holdings, Inc.
6.000%	03/01/2019	250,000	293,533
4.500%	06/01/2021	200,000	217,017
Nisource Finance Corp.
5.450%	09/15/2020	500,000	561,901
5.250%	02/15/2043	300,000	305,344
Northern States Power Co.
5.250%	03/01/2018	500,000	596,028
Ohio Power Co., Series C
5.500%	03/01/2013	150,000	154,651
Ohio Power Co., Series K
6.000%	06/01/2016	500,000	579,340
Pacific Gas & Electric Co.
6.050%	03/01/2034	500,000	632,165
4.450%	04/15/2042	300,000	316,241
Potomac Electric Power Co.
7.900%	12/15/2038	200,000	327,409
Progress Energy, Inc.
7.050%	03/15/2019	400,000	503,515
4.400%	01/15/2021	300,000	334,140
PSEG Power LLC
8.625%	04/15/2031	300,000	434,616
2.750%	09/15/2016	200,000	203,607
Puget Sound Energy, Inc.
4.434%	11/15/2041	300,000	328,850
South Carolina Electric & Gas Co.
5.300%	05/15/2033	150,000	174,328
Southern California Edison Co.
6.650%	04/01/2029	500,000	658,185
Southern Power Co., Series D
4.875%	07/15/2015	350,000	383,430
Union Electric Co.
6.400%	06/15/2017	250,000	300,284
Virginia Electric and Power Co.
5.950%	09/15/2017	250,000	304,048
5.400%	04/30/2018	250,000	299,721
Virginia Electric and Power Co., Series B
6.000%	01/15/2036	380,000	492,960
Wisconsin Electric Power
5.625%	05/15/2033	150,000	188,382
Xcel Energy, Inc.
4.800%	09/15/2041	200,000	224,723

			19,211,904

Coupon Rate	Maturity Date	Face	Value

Electrical Equipment—0.1%
Emerson Electric Co.
5.000%	12/15/2014	$ 150,000	$164,870
5.000%	04/15/2019	500,000	590,624

			755,494

Electronic Equipment, Instruments & Components—0.1%
Agilent Technologies, Inc.
5.000%	07/15/2020	100,000	113,449
Arrow Electronics, Inc.
6.875%	07/01/2013	250,000	264,217
Thermo Fisher Scientific, Inc.
2.050%	02/21/2014	300,000	306,710

			684,376

Energy Equipment & Services—0.3%
Halliburton Co.
7.450%	09/15/2039	400,000	593,858
Noble Holding International Ltd. (Cayman Islands)
6.200%	08/01/2040	200,000	222,607
3.450%	08/01/2015	200,000	210,684
2.500%	03/15/2017	300,000	304,980
Pride International, Inc.
6.875%	08/15/2020	200,000	245,789
Rowan Cos., Inc.
4.875%	06/01/2022	250,000	252,681
Transocean, Inc. (Cayman Islands)
6.800%	03/15/2038	500,000	563,985
Weatherford International Ltd. (Bermuda)
9.625%	03/01/2019	400,000	521,973
6.750%	09/15/2040	300,000	337,850
4.500%	04/15/2022	300,000	308,065

			3,562,472

Food & Staples Retailing—0.2%
CVS Caremark Corp.
6.600%	03/15/2019	250,000	312,199
4.875%	09/15/2014	230,000	248,922
4.125%	05/15/2021	200,000	219,264
Kroger Co. (The)
7.500%	04/01/2031	200,000	260,863
5.400%	07/15/2040	200,000	210,990
4.950%	01/15/2015	300,000	326,914
Safeway, Inc.
6.250%	03/15/2014	300,000	321,957

			1,901,109

Food Products—0.4%
Archer-Daniels Midland Co.
5.450%	03/15/2018	500,000	593,990
Bunge Ltd. Finance Corp.
5.350%	04/15/2014	500,000	527,825
Campbell Soup Co.
4.875%	10/01/2013	250,000	262,879
ConAgra Foods, Inc.
5.875%	04/15/2014	500,000	540,143
General Mills, Inc.
5.400%	06/15/2040	300,000	357,099
3.150%	12/15/2021	200,000	205,070
Hillshire Brands Co.
2.750%	09/15/2015	300,000	307,496
Kellogg Co.
4.000%	12/15/2020	300,000	330,818

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Kraft Foods, Inc.
6.875%	02/01/2038		$380,000	$498,666
6.500%	02/09/2040	†	200,000	257,849
5.375%	02/10/2020		400,000	474,097
5.250%	10/01/2013		600,000	631,761
4.125%	02/09/2016		100,000	108,982
Unilever Capital Corp.
4.250%	02/10/2021		300,000	350,617

				5,447,292

Gas Utilities—0.1%
Southern California Gas Co.
5.125%	11/15/2040		400,000	496,968
Southern Union Co.
7.600%	02/01/2024		200,000	243,583

				740,551

Health Care Equipment & Supplies—0.2%
Baxter International, Inc.
5.900%	09/01/2016		400,000	475,871
Becton Dickinson and Co.
5.000%	11/12/2040		300,000	348,784
Boston Scientific Corp.
7.375%	01/15/2040		200,000	273,154
6.250%	11/15/2015		200,000	224,171
6.000%	01/15/2020		200,000	238,895
CareFusion Corp.
6.375%	08/01/2019		250,000	295,278
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017		250,000	302,688
Medtronic, Inc.
4.450%	03/15/2020		300,000	344,897
3.000%	03/15/2015		380,000	403,506

				2,907,244

Health Care Providers & Services—0.3%
Aetna, Inc.
6.625%	06/15/2036		250,000	320,766
Cigna Corp.
5.125%	06/15/2020		300,000	332,344
Express Scripts Holding Co.
6.250%	06/15/2014		300,000	328,169
6.125%	11/15/2041	^	200,000	243,948
4.750%	11/15/2021	^	200,000	221,739
Quest Diagnostics, Inc.
6.950%	07/01/2037		300,000	378,804
4.700%	04/01/2021		300,000	334,661
UnitedHealth Group, Inc.
6.000%	02/15/2018		500,000	605,761
5.950%	02/15/2041		200,000	257,474
5.375%	03/15/2016		200,000	229,645
WellPoint, Inc.
5.250%	01/15/2016		500,000	558,777

				3,812,088

Hotels, Restaurants & Leisure—0.2%
McDonald's Corp., Series I MTN
5.350%	03/01/2018		500,000	601,109
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	10/15/2014		300,000	340,547
7.150%	12/01/2019		300,000	354,033

Coupon Rate	Maturity Date		Face	Value

Wyndham Worldwide Corp.
7.375%	03/01/2020		$300,000	$357,130
Yum! Brands, Inc.
6.875%	11/15/2037		200,000	265,783

				1,918,602

Household Durables—0.1%
Clorox Co. (The)
3.800%	11/15/2021		400,000	417,786
Kimberly-Clark Corp.
6.125%	08/01/2017		500,000	613,190
Whirlpool Corp. MTN
4.850%	06/15/2021		200,000	207,565

				1,238,541

Household Products—0.1%
Procter & Gamble Co. (The)
5.800%	08/15/2034		250,000	336,500
4.700%	02/15/2019		500,000	593,930

				930,430

Industrial Conglomerates—0.0%
3M Co. MTN
5.700%	03/15/2037		100,000	136,534
GE Capital Trust I
6.375%	11/15/2067	#†	130,000	134,063

				270,597

Insurance—0.9%
ACE INA Holdings, Inc.
5.875%	06/15/2014		300,000	327,171
AEGON Funding Co. LLC
5.750%	12/15/2020		290,000	321,998
Allstate Corp. (The)
5.350%	06/01/2033		500,000	564,325
American International Group, Inc.
6.400%	12/15/2020		400,000	453,342
6.250%	03/15/2037		300,000	279,000
3.800%	03/22/2017		500,000	510,242
3.000%	03/20/2015	†	400,000	402,281
American International Group, Inc., Series G MTN
5.850%	01/16/2018		500,000	554,078
Assurant, Inc.
5.625%	02/15/2014		500,000	522,559
AXA SA (France)
8.600%	12/15/2030		250,000	268,042
Berkshire Hathaway Finance Corp.
5.000%	08/15/2013		700,000	734,045
4.250%	01/15/2021		300,000	330,760
Chubb Corp. (The)
6.375%	03/29/2067	#	200,000	207,500
CNA Financial Corp.
5.850%	12/15/2014		430,000	461,603
5.750%	08/15/2021		300,000	330,234
Fidelity National Financial, Inc.
6.600%	05/15/2017		300,000	324,411
Genworth Financial, Inc.
7.700%	06/15/2020		200,000	197,889
Hartford Financial Services Group, Inc.
6.100%	10/01/2041		150,000	145,568
4.000%	10/15/2017		300,000	301,600
Jefferson-Pilot Corp.
4.750%	01/30/2014		300,000	311,870

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Lincoln National Corp.
6.150%	04/07/2036		$250,000	$265,124
Marsh & McLennan Cos., Inc.
5.750%	09/15/2015		46,000	51,056
MetLife, Inc.
6.750%	06/01/2016	†	600,000	704,175
5.700%	06/15/2035		250,000	297,374
2.375%	02/06/2014		300,000	306,230
Progressive Corp. (The)
6.625%	03/01/2029		150,000	189,469
Prudential Financial, Inc.
6.625%	06/21/2040		100,000	114,362
5.375%	06/21/2020		300,000	332,519
Prudential Financial, Inc. MTN
5.800%	11/16/2041		200,000	210,120
Prudential Financial, Inc., Series D MTN
5.700%	12/14/2036		250,000	256,599
4.750%	09/17/2015		300,000	323,225
Validus Holdings Ltd. (Bermuda)
8.875%	01/26/2040		200,000	224,647

				10,823,418

Internet & Catalog Retail—0.0%
Expedia, Inc.
7.456%	08/15/2018		500,000	576,554

Internet Software & Services—0.1%
Google, Inc.
3.625%	05/19/2021		300,000	332,876
2.125%	05/19/2016		300,000	313,416
1.250%	05/19/2014		300,000	304,802

				951,094

IT Services—0.2%
HP Enterprise Services LLC, Series B
6.000%	08/01/2013		650,000	682,338
International Business Machines Corp.
7.000%	10/30/2025		300,000	416,662
5.700%	09/14/2017	†	500,000	601,836
1.000%	08/05/2013		300,000	301,810
0.875%	10/31/2014		500,000	502,689

				2,505,335

Machinery—0.3%
Caterpillar, Inc.
6.050%	08/15/2036		500,000	657,423
0.950%	06/26/2015		200,000	200,886
Deere & Co.
6.950%	04/25/2014		250,000	278,025
Dover Corp.
5.375%	03/01/2041		300,000	370,431
General Electric Co.
5.250%	12/06/2017		500,000	584,572
Honeywell International, Inc.
5.700%	03/15/2036		300,000	383,980
3.875%	02/15/2014	†	300,000	316,769
Parker Hannifin Corp. MTN
3.500%	09/15/2022		100,000	106,671
Tyco International Finance SA (Luxembourg)
4.625%	01/15/2023		300,000	359,148

Coupon Rate	Maturity Date		Face	Value

3.750%	01/15/2018		$300,000	$334,901
3.375%	10/15/2015		200,000	215,755

				3,808,561

Media—1.1%
CBS Corp.
7.875%	07/30/2030		250,000	322,115
5.750%	04/15/2020		200,000	232,988
4.850%	07/01/2042		500,000	491,288
1.950%	07/01/2017	†	300,000	300,055
Comcast Corp.
6.450%	03/15/2037		500,000	610,097
6.300%	11/15/2017		1,000,000	1,203,656
5.650%	06/15/2035		200,000	224,621
COX Communications, Inc.
5.500%	10/01/2015		75,000	84,501
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.375%	03/01/2041		500,000	574,487
5.200%	03/15/2020		200,000	221,684
3.800%	03/15/2022		300,000	304,000
3.550%	03/15/2015		200,000	210,735
3.500%	03/01/2016		400,000	422,259
Discovery Communications LLC
5.625%	08/15/2019		400,000	468,873
Historic TW, Inc.
9.150%	02/01/2023		300,000	417,714
NBCUniversal Media LLC
5.950%	04/01/2041		250,000	296,219
4.375%	04/01/2021		250,000	275,536
News America, Inc.
8.000%	10/17/2016		150,000	184,499
7.750%	12/01/2045		200,000	245,403
6.150%	02/15/2041		300,000	352,082
5.650%	08/15/2020		500,000	579,722
Omnicom Group, Inc.
5.900%	04/15/2016		500,000	576,589
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018		500,000	617,694
Time Warner Cable, Inc.
6.750%	06/15/2039		200,000	244,590
6.200%	07/01/2013		500,000	525,515
5.850%	05/01/2017		400,000	470,526
Time Warner Entertainment Co. LP
8.375%	03/15/2023		250,000	339,286
8.375%	07/15/2033		250,000	339,613
Time Warner, Inc.
5.875%	11/15/2016		1,000,000	1,172,176
5.375%	10/15/2041		250,000	267,042
Viacom, Inc.
6.875%	04/30/2036		300,000	389,698
4.500%	03/01/2021		200,000	221,989
2.500%	12/15/2016		300,000	310,935
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032		210,000	303,111

				13,801,298

Metals & Mining—0.7%
Alcoa, Inc.
5.550%	02/01/2017	†	290,000	316,882
5.400%	04/15/2021		300,000	299,248
ArcelorMittal (Luxembourg)
7.000%	10/15/2039		400,000	389,418
5.250%	08/05/2020	†	400,000	384,073
3.750%	08/05/2015		400,000	402,508

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Barrick Gold Corp. (Canada)
2.900%	05/30/2016		$200,000	$209,983
Barrick PD Australia Finance Pty Ltd. (Australia)
5.950%	10/15/2039		400,000	460,670
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019		500,000	637,370
4.125%	02/24/2042		400,000	412,714
1.625%	02/24/2017		400,000	403,198
1.125%	11/21/2014		300,000	301,930
Freeport-McMoRan Copper & Gold, Inc.
3.550%	03/01/2022		400,000	394,348
Newmont Mining Corp.
6.250%	10/01/2039		200,000	228,408
3.500%	03/15/2022		400,000	395,604
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033		150,000	188,287
Rio Tinto Finance USA Ltd. (Australia)
8.950%	05/01/2014		500,000	571,184
Rio Tinto Finance USA plc (Australia)
2.000%	03/22/2017		500,000	510,277
Rio Tinto Finance USA plc (United Kingdom)
4.750%	03/22/2042	†	300,000	337,090
Southern Copper Corp.
7.500%	07/27/2035		250,000	289,482
Teck Resources Ltd. (Canada)
5.200%	03/01/2042		300,000	288,497
3.000%	03/01/2019		300,000	298,469
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036		100,000	116,495
4.625%	09/15/2020		500,000	525,548

				8,361,683

Multiline Retail—0.4%
Kohl's Corp.
4.000%	11/01/2021	†	300,000	312,401
Macy's Retail Holdings, Inc.
6.900%	04/01/2029		100,000	118,564
6.650%	07/15/2024		100,000	120,578
5.900%	12/01/2016		100,000	115,379
5.750%	07/15/2014	†	300,000	325,741
Nordstrom, Inc.
4.000%	10/15/2021		100,000	109,890
Target Corp.
7.000%	07/15/2031		150,000	206,300
6.000%	01/15/2018		500,000	613,092
4.000%	07/01/2042		200,000	197,858
Wal-Mart Stores, Inc.
7.550%	02/15/2030		250,000	375,750
5.250%	09/01/2035		750,000	910,948
4.875%	07/08/2040		300,000	352,305
4.250%	04/15/2021		300,000	346,637
3.625%	07/08/2020		300,000	331,813
1.625%	04/15/2014		300,000	305,852

				4,743,108

Multi-Utilities—0.0%
Sempra Energy
6.150%	06/15/2018		250,000	302,168
2.000%	03/15/2014		250,000	254,015

				556,183

Coupon Rate	Maturity Date		Face	Value

Office Electronics—0.1%
Pitney Bowes, Inc.
5.000%	03/15/2015		$500,000	$515,474
Pitney Bowes, Inc. MTN
4.750%	01/15/2016		200,000	203,071
Xerox Corp.
6.350%	05/15/2018		500,000	583,657
4.500%	05/15/2021		200,000	207,921
4.250%	02/15/2015		300,000	318,274

				1,828,397

Oil, Gas & Consumable Fuels—1.8%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031		400,000	473,522
Anadarko Petroleum Corp.
8.700%	03/15/2019		500,000	654,454
Apache Corp.
5.250%	02/01/2042		500,000	590,124
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029		150,000	216,748
BP Capital Markets plc (United Kingdom)
5.250%	11/07/2013		500,000	529,976
4.500%	10/01/2020		300,000	338,340
3.245%	05/06/2022		200,000	207,514
3.200%	03/11/2016		400,000	425,814
1.846%	05/05/2017		200,000	202,222
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035		500,000	573,973
3.450%	11/15/2021		200,000	207,707
Cenovus Energy, Inc. (Canada)
5.700%	10/15/2019		200,000	235,992
CenterPoint Energy Resources Corp.
4.500%	01/15/2021		434,000	474,627
Chevron Corp.
3.950%	03/03/2014		300,000	316,631
ConocoPhillips Canada Funding Co. I (Canada)
5.950%	10/15/2036		500,000	630,392
5.625%	10/15/2016		500,000	591,611
ConocoPhillips Holding Co.
6.950%	04/15/2029		500,000	687,807
Devon Energy Corp.
5.600%	07/15/2041		100,000	116,468
2.400%	07/15/2016		300,000	308,722
1.875%	05/15/2017		300,000	300,400
Enbridge Energy Partners LP
9.875%	03/01/2019		300,000	394,150
Encana Corp. (Canada)
5.150%	11/15/2041		300,000	287,634
3.900%	11/15/2021	†	300,000	297,318
Energy Transfer Partners LP
6.500%	02/01/2042		400,000	430,107
5.950%	02/01/2015		500,000	544,938
5.200%	02/01/2022		300,000	321,870
Enterprise Products Operating LLC
5.950%	02/01/2041		200,000	226,996
3.700%	06/01/2015		100,000	106,764
3.200%	02/01/2016		200,000	209,672
Enterprise Products Operating LLC, Series D
6.875%	03/01/2033		150,000	181,526
Enterprise Products Operating LLC, Series G
5.600%	10/15/2014		150,000	164,494
EOG Resources, Inc.
4.100%	02/01/2021		300,000	333,522

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Hess Corp.
7.300%	08/15/2031		$250,000	$313,723
Kinder Morgan Energy Partners LP
6.550%	09/15/2040		300,000	343,322
6.500%	02/01/2037		300,000	338,744
5.950%	02/15/2018	†	300,000	348,305
Marathon Oil Corp.
5.900%	03/15/2018		455,000	533,294
Nexen, Inc. (Canada)
6.400%	05/15/2037		500,000	531,529
ONEOK Partners LP
6.150%	10/01/2016		160,000	186,172
Petro-Canada (Canada)
5.950%	05/15/2035		100,000	111,941
Petroleos Mexicanos (Mexico)
5.500%	06/27/2044	^†	200,000	205,000
Phillips 66
4.300%	04/01/2022	^	400,000	421,626
Pioneer Natural Resources Co.
3.950%	07/15/2022		200,000	200,888
Plains All American Pipeline LP/PAA Finance Corp.
3.950%	09/15/2015		300,000	321,583
Shell International Finance BV (Netherlands)
5.200%	03/22/2017		500,000	588,971
3.100%	06/28/2015		500,000	533,819
Southern Natural Gas Co./Southern Natural Issuing Corp.
4.400%	06/15/2021		200,000	213,471
Statoil ASA (Norway)
5.100%	08/17/2040		300,000	356,418
3.150%	01/23/2022		500,000	522,904
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032		500,000	642,629
Tennessee Gas Pipeline Co. LLC
7.000%	10/15/2028		350,000	439,971
Texas Eastern Transmission LP
7.000%	07/15/2032		150,000	194,868
Total Capital International SA (France)
2.875%	02/17/2022		400,000	406,397
Total Capital SA (France)
4.450%	06/24/2020		300,000	343,314
3.000%	06/24/2015		300,000	318,609
TransCanada PipeLines Ltd. (Canada)
5.850%	03/15/2036		500,000	628,094
Valero Energy Corp.
6.125%	06/15/2017	†	250,000	291,318
Williams Cos., Inc.
7.875%	09/01/2021		630,000	797,009
Williams Partners LP
6.300%	04/15/2040		100,000	118,852
5.250%	03/15/2020		100,000	112,536
3.800%	02/15/2015		100,000	105,264

				22,052,606

Paper & Forest Products—0.0%
International Paper Co.
7.500%	08/15/2021	†	500,000	638,878

Pharmaceuticals—0.7%
Abbott Laboratories
5.875%	05/15/2016		700,000	826,122
5.125%	04/01/2019		300,000	357,882

Coupon Rate	Maturity Date	Face	Value

AstraZeneca plc (United Kingdom)
5.900%	09/15/2017	$250,000	$300,687
Bristol-Myers Squibb Co.
5.875%	11/15/2036	155,000	201,053
5.450%	05/01/2018	250,000	301,046
Eli Lilly & Co.
6.770%	01/01/2036	250,000	356,679
GlaxoSmithKline Capital plc (United Kingdom)
2.850%	05/08/2022	300,000	305,815
0.750%	05/08/2015	300,000	300,177
GlaxoSmithKline Capital, Inc.
4.375%	04/15/2014	500,000	532,854
Johnson & Johnson
4.950%	05/15/2033	200,000	243,274
4.850%	05/15/2041	200,000	247,454
3.550%	05/15/2021	200,000	224,796
2.150%	05/15/2016	200,000	209,496
Merck & Co., Inc.
6.550%	09/15/2037	200,000	287,326
6.500%	12/01/2033	250,000	355,570
4.750%	03/01/2015	350,000	386,944
Novartis Capital Corp.
2.900%	04/24/2015	200,000	211,734
Novartis Securities Investment Ltd. (Bermuda)
5.125%	02/10/2019	500,000	596,964
Pfizer, Inc.
5.350%	03/15/2015	500,000	559,390
Pharmacia Corp.
6.500%	12/01/2018	350,000	444,339
Sanofi (France)
2.625%	03/29/2016	400,000	420,056
Teva Pharmaceutical Finance Co. LLC
6.150%	02/01/2036	250,000	325,977
Wyeth LLC
6.500%	02/01/2034	250,000	343,676
5.500%	02/01/2014	250,000	269,176

			8,608,487

Real Estate Investment Trusts (REITs)—0.4%
American Tower Corp.
4.500%	01/15/2018	500,000	529,154
Boston Properties LP
4.125%	05/15/2021	300,000	316,275
Camden Property Trust
5.000%	06/15/2015	200,000	215,707
Duke Realty LP
7.375%	02/15/2015	150,000	167,443
ERP Operating LP
5.375%	08/01/2016	500,000	560,550
HCP, Inc.
2.700%	02/01/2014	300,000	304,909
HCP, Inc. MTN
6.700%	01/30/2018	250,000	290,623
Health Care REIT, Inc.
6.125%	04/15/2020	300,000	334,482
ProLogis LP
7.375%	10/30/2019	350,000	424,658
Realty Income Corp.
5.875%	03/15/2035	200,000	218,353
Simon Property Group LP
4.750%	03/15/2042	400,000	401,737
4.375%	03/01/2021	400,000	436,380
2.800%	01/30/2017	500,000	515,254

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Ventas Realty LP/Ventas Capital Corp.
4.250%	03/01/2022		$400,000	$403,544

				5,119,069

Road & Rail—0.3%
Burlington Northern Santa Fe LLC
5.650%	05/01/2017		500,000	586,850
3.450%	09/15/2021		200,000	209,657
CSX Corp.
7.375%	02/01/2019		300,000	383,207
6.000%	10/01/2036		334,000	398,460
Norfolk Southern Corp.
5.900%	06/15/2019		300,000	366,899
3.250%	12/01/2021	†	200,000	207,143
Ryder System, Inc. MTN
3.150%	03/02/2015		300,000	309,838
Union Pacific Corp.
6.625%	02/01/2029		250,000	330,318
5.780%	07/15/2040		300,000	374,651

				3,167,023

Semiconductors & Semiconductor Equipment—0.1%
Intel Corp.
4.800%	10/01/2041		300,000	344,997
3.300%	10/01/2021		300,000	321,346

				666,343

Software—0.2%
Microsoft Corp.
4.500%	10/01/2040		300,000	346,317
1.625%	09/25/2015		400,000	413,987
0.875%	09/27/2013		300,000	302,072
Oracle Corp.
5.750%	04/15/2018		500,000	607,412
5.375%	07/15/2040		500,000	615,033
5.250%	01/15/2016		500,000	573,739

				2,858,560

Specialty Retail—0.2%
Gap, Inc. (The)
5.950%	04/12/2021		200,000	207,655
Home Depot, Inc. (The)
5.875%	12/16/2036		550,000	706,646
5.400%	03/01/2016		400,000	461,518
Lowe's Cos., Inc.
5.800%	04/15/2040		300,000	374,116
5.400%	10/15/2016		400,000	463,385
Staples, Inc.
9.750%	01/15/2014		300,000	335,434

				2,548,754

Tobacco—0.2%
Altria Group, Inc.
9.950%	11/10/2038		300,000	478,492
9.250%	08/06/2019		800,000	1,112,976
Lorillard Tobacco Co.
6.875%	05/01/2020	†	300,000	355,318
Philip Morris International, Inc.
5.650%	05/16/2018		500,000	604,616

Coupon Rate	Maturity Date		Face	Value

4.375%	11/15/2041		$200,000	$207,173
2.900%	11/15/2021		200,000	206,383

				2,964,958

Trading Companies & Distributors—0.0%
GATX Corp.
4.750%	06/15/2022		300,000	303,907

Transportation Infrastructure—0.0%
United Parcel Service, Inc.
6.200%	01/15/2038		300,000	413,815

Water Utilities—0.0%
American Water Capital Corp.
6.085%	10/15/2017		300,000	351,624

Wireless Telecommunication Services—0.2%
America Movil SAB de CV (Mexico)
6.125%	03/30/2040		300,000	372,246
5.000%	03/30/2020		400,000	456,258
Rogers Communications, Inc. (Canada)
6.800%	08/15/2018		500,000	617,423
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030		250,000	354,451
6.150%	02/27/2037		200,000	256,524
5.625%	02/27/2017		500,000	585,662
5.375%	01/30/2015		250,000	276,806

				2,919,370

TOTAL CORPORATE OBLIGATIONS
(Cost $228,534,124)				253,773,052

MORTGAGE-RELATED SECURITIES—32.6%
Commercial Mortgage-Backed Securities—1.9%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class A4
5.246%	11/10/2042	#	500,000	518,875
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.366%	09/10/2047	#	800,000	896,586
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM
5.366%	09/10/2047	#	1,000,000	1,096,847
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4
5.889%	07/10/2044	#	500,000	566,706
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2
5.634%	04/10/2049	#	550,281	571,518
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4
5.492%	02/10/2051		2,000,000	2,294,045
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.298%	10/12/2042	#	921,000	1,028,297
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4
5.537%	10/12/2041		1,000,000	1,149,122
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005- CD1, Class A4
5.394%	07/15/2044	#	900,000	1,004,261
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007- CD4, Class A4
5.322%	12/11/2049		1,000,000	1,115,367

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

MORTGAGE-RELATED SECURITIES—(Continued)
Commercial Mortgage Pass Through Certificates, Series 2004- LB4A, Class A5
4.840%	10/15/2037		$200,000	$209,765
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM
5.290%	11/10/2045	#	750,000	765,140
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736%	12/10/2049		1,000,000	1,112,401
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444%	03/10/2039	†	1,000,000	1,113,371
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6
5.396%	08/10/2038	#†	600,000	643,567
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4
5.553%	04/10/2038	#	800,000	892,778
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4
5.560%	11/10/2039		1,200,000	1,370,265
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4
4.738%	07/15/2042		935,000	1,018,250
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class AM
5.464%	12/12/2043		750,000	715,992
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4
5.794%	02/12/2051	#†	500,000	581,279
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4
5.414%	07/12/2046	#	750,000	852,062
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AJ
5.485%	07/12/2046	#	500,000	423,985
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A3
5.364%	08/12/2048		500,000	510,142
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4
5.012%	12/15/2035	#	750,000	781,683
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5
5.215%	01/15/2041	#	500,000	532,330
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4
5.494%	07/15/2041	#	750,000	801,611
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class B
4.892%	10/15/2041		1,000,000	973,304

				23,539,549

U.S. Government Agency Mortgage-Backed Securities—30.7%
Fannie Mae Pool TBA
3.500%	07/25/2027		2,300,000	2,430,812
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027- 10/01/2029		253,648	305,803

Coupon Rate	Maturity Date		Face	Value

7.000%	02/01/2016- 09/01/2036		$552,753	$646,681
6.500%	07/01/2014- 01/01/2039		2,642,226	2,973,997
6.060%	01/01/2037	#	423,541	459,823
6.000%	11/01/2016- 10/01/2038		7,104,784	7,847,525
5.793%	01/01/2037	#	116,302	125,439
5.620%	02/01/2037	#	271,540	293,867
5.500%	02/01/2018- 08/01/2039		11,517,619	12,591,421
5.000%	08/01/2017- 04/01/2041		17,007,472	18,377,231
4.500%	08/01/2018- 08/01/2041		22,794,209	24,413,407
4.000%	05/01/2019- 03/01/2042		17,553,540	18,696,917
3.500%	10/01/2025- 05/01/2042		12,765,037	13,435,710
3.436%	06/01/2041	#	218,853	229,688
3.000%	02/01/2032		985,257	1,022,486
2.671%	01/01/2042	#	460,545	481,183
Federal Home Loan Mortgage Corp. TBA
6.000%	07/15/2041		1,100,000	1,205,360
5.500%	07/15/2040		900,000	978,188
5.000%	07/15/2042		800,000	860,000
4.500%	07/15/2027		200,000	212,562
4.000%	07/15/2024- 08/15/2042		1,000,000	1,058,906
3.500%	07/15/2027- 07/15/2042		2,300,000	2,416,063
Federal National Mortgage Association
7.500%	06/01/2030- 07/01/2031		26,136	30,152
7.000%	03/01/2030- 04/01/2038		1,366,527	1,598,553
6.500%	02/01/2017- 10/01/2039		2,679,905	3,050,058
6.000%	04/01/2014- 11/01/2039		11,554,475	12,795,827
5.645%	01/01/2037	#	1,166,308	1,254,880
5.500%	01/01/2018- 05/01/2040		19,590,602	21,492,807
5.000%	03/01/2018- 05/01/2041		20,651,917	22,462,224
4.500%	03/01/2018- 11/01/2041		32,881,689	35,403,837
4.000%	08/01/2018- 03/01/2042		33,139,985	35,388,060
3.619%	05/01/2041	#	350,635	370,083
3.585%	08/01/2040	#	301,046	317,590
3.500%	08/01/2025- 04/01/2042		21,655,312	22,871,432
3.474%	02/01/2041	#	203,220	214,624
3.223%	07/01/2040	#	575,993	604,761
3.141%	06/01/2040	#	280,581	292,923
2.942%	05/01/2035	#	244,302	261,656
2.917%	02/01/2037	#	95,382	102,266
2.843%	01/01/2042	#	872,375	912,495
2.789%	05/01/2035	#	618,625	657,753
2.527%	03/01/2037	#	2,001,860	2,134,914
2.517%	10/01/2035	#	698,712	746,240
Federal National Mortgage Association TBA
6.000%	07/25/2040		100,000	109,906
5.500%	07/25/2037		400,000	436,375

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

MORTGAGE-RELATED SECURITIES—(Continued)
5.000%	07/25/2041		$2,500,000	$2,705,860
4.500%	07/25/2041		500,000	536,484
4.000%	08/25/2042		600,000	637,594
3.500%	08/25/2027- 07/25/2042		4,200,000	4,419,188
Government National Mortgage Association
7.500%	12/15/2029- 05/15/2032		349,382	427,882
7.000%	09/15/2037		48,564	57,186
6.500%	03/15/2026- 01/15/2039		1,486,061	1,715,135
6.000%	02/15/2033- 12/15/2039		4,046,760	4,562,068
5.500%	01/15/2024- 07/20/2040		6,596,774	7,351,311
5.000%	05/15/2033- 10/20/2041		15,432,342	17,066,444
4.500%	04/20/2026- 11/20/2041		24,812,943	27,247,295
4.000%	08/15/2024- 03/20/2042		16,680,698	18,251,152
3.500%	12/15/2025- 04/20/2042		6,122,580	6,556,040
3.500%	12/20/2040	#	410,511	435,202
3.000%	04/15/2027		494,173	523,640
3.000%	02/20/2041- 11/20/2041	#	1,399,577	1,476,748
2.500%	11/20/2040- 12/20/2040	#	909,404	944,838
Government National Mortgage Association TBA
6.000%	07/15/2039		100,000	112,281
5.500%	07/15/2042		400,000	443,875
5.000%	07/15/2041		500,000	550,235
3.500%	07/15/2042		3,800,000	4,062,437

				374,655,380

TOTAL MORTGAGE-RELATED SECURITIES
(Cost $378,763,653)				398,194,929

U.S. TREASURY OBLIGATIONS—35.0%
U.S. Treasury Bonds—6.6%
U.S. Treasury Bond
11.250%	02/15/2015		1,300,000	1,666,640
9.875%	11/15/2015		2,470,000	3,243,999
9.125%	05/15/2018		1,060,000	1,559,690
8.750%	05/15/2017- 08/15/2020		1,910,000	2,964,270
8.500%	02/15/2020		991,000	1,519,172
8.125%	08/15/2019- 08/15/2021		2,570,000	3,867,606
8.000%	11/15/2021		1,110,000	1,742,700
7.625%	11/15/2022- 02/15/2025		940,000	1,516,603
7.500%	11/15/2024		475,000	767,719
7.250%	05/15/2016- 08/15/2022		2,040,000	2,679,125

Coupon Rate	Maturity Date	Face	Value

6.875%	08/15/2025	$300,000	$468,656
6.750%	08/15/2026	700,000	1,098,016
6.625%	02/15/2027	300,000	468,797
6.500%	11/15/2026	800,000	1,233,375
6.375%	08/15/2027	300,000	462,094
6.250%	08/15/2023- 05/15/2030	2,160,000	3,195,668
6.125%	11/15/2027- 08/15/2029	1,930,000	2,930,213
6.000%	02/15/2026	965,000	1,414,781
5.375%	02/15/2031	510,000	743,246
5.250%	11/15/2028- 02/15/2029	1,000,000	1,409,141
5.000%	05/15/2037	710,000	1,024,730
4.750%	02/15/2041	2,500,000	3,531,640
4.625%	02/15/2040	2,300,000	3,181,907
4.500%	02/15/2036- 08/15/2039	3,620,000	4,897,537
4.375%	02/15/2038- 05/15/2041	8,620,000	11,494,481
4.250%	05/15/2039- 11/15/2040	4,900,000	6,406,718
3.875%	08/15/2040	3,000,000	3,693,750
3.750%	08/15/2041	2,500,000	3,015,235
3.500%	02/15/2039	1,800,000	2,083,219
3.125%	11/15/2041- 02/15/2042	5,870,000	6,308,477
3.000%	05/15/2042	800,000	838,000

			81,427,205

U.S. Treasury Notes—28.4%
U.S. Treasury Note
5.125%	05/15/2016	1,500,000	1,760,978
4.875%	08/15/2016	1,600,000	1,877,250
4.750%	05/15/2014- 08/15/2017	2,760,000	3,110,829
4.625%	11/15/2016- 02/15/2017	2,080,000	2,439,069
4.500%	11/15/2015- 02/15/2016	1,760,000	1,999,186
4.250%	08/15/2013- 11/15/2017	11,335,000	12,318,651
4.125%	05/15/2015	1,070,000	1,182,601
4.000%	02/15/2014- 08/15/2018	5,090,000	5,533,760
3.875%	05/15/2018	130,000	152,212
3.750%	11/15/2018	1,400,000	1,640,079
3.625%	08/15/2019- 02/15/2021	11,150,000	13,126,053
3.500%	02/15/2018- 05/15/2020	4,965,000	5,736,467
3.375%	07/31/2013- 11/15/2019	4,625,000	5,117,027
3.250%	05/31/2016- 03/31/2017	8,740,000	9,709,025
3.125%	08/31/2013- 05/15/2021	16,905,000	18,630,839
3.000%	08/31/2016- 02/28/2017	5,900,000	6,499,415
2.875%	03/31/2018	600,000	666,844
2.750%	10/31/2013- 02/15/2019	9,430,000	10,267,474

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

U.S. TREASURY OBLIGATIONS—(Continued)
2.625%	06/30/2014- 11/15/2020	$21,715,000	$23,350,922
2.500%	03/31/2015- 06/30/2017	6,500,000	6,919,492
2.375%	08/31/2014- 07/31/2017	11,228,000	11,834,037
2.250%	05/31/2014- 07/31/2018	11,160,000	11,809,106
2.125%	11/30/2014- 08/15/2021	8,800,000	9,243,420
2.000%	11/30/2013- 02/15/2022	15,150,000	15,728,942
1.875%	02/28/2014- 10/31/2017	11,545,000	12,083,746
1.750%	01/31/2014- 05/15/2022	11,745,000	12,098,863
1.500%	12/31/2013- 03/31/2019	7,150,000	7,368,020
1.375%	11/30/2015- 02/28/2019	5,000,000	5,121,369
1.250%	02/15/2014- 04/30/2019	19,760,000	20,131,340
1.125%	05/31/2019	2,200,000	2,203,782
1.000%	07/15/2013- 06/30/2019	19,610,000	19,810,393
0.875%	11/30/2016- 04/30/2017	11,450,000	11,553,083
0.750%	08/15/2013- 06/30/2017	9,900,000	9,952,144
0.625%	07/15/2014- 05/31/2017	4,723,000	4,724,791
0.500%	10/15/2013- 10/15/2014	6,490,000	6,511,985
0.375%	07/31/2013- 06/15/2015	15,000,000	15,004,365
0.250%	10/31/2013- 05/15/2015	33,450,000	33,402,689
0.125%	08/31/2013- 12/31/2013	6,300,000	6,287,598

			346,907,846

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $409,540,114)			428,335,051

GOVERNMENT RELATED OBLIGATIONS—10.8%
U.S. Government Agencies—5.3%
Federal Farm Credit Bank
2.625%	04/17/2014	500,000	520,491
1.125%	02/27/2014	500,000	506,644
0.750%	12/19/2014	750,000	751,252
0.470%	12/19/2013	750,000	750,397
Federal Home Loan Bank
5.500%	08/13/2014- 07/15/2036	1,400,000	1,675,196
4.875%	09/08/2017	1,250,000	1,486,990
4.750%	12/16/2016	1,000,000	1,171,017
3.625%	10/18/2013	900,000	938,540
3.125%	12/13/2013	500,000	520,316
2.875%	06/12/2015	900,000	961,900

Coupon Rate	Maturity Date	Face	Value

2.375%	03/14/2014	$1,000,000	$1,034,469
1.375%	05/28/2014	1,000,000	1,020,712
1.240%	03/14/2017	750,000	751,294
0.410%	03/12/2014	1,000,000	1,000,120
Federal Home Loan Bank, Series 467
5.250%	06/18/2014	1,000,000	1,096,069
Federal Home Loan Bank, Series 656
5.375%	05/18/2016	900,000	1,062,118
Federal Home Loan Mortgage Corp.
6.250%	07/15/2032	650,000	970,065
5.500%	07/18/2016	1,000,000	1,189,030
5.125%	11/17/2017	800,000	970,153
5.000%	01/30/2014- 07/15/2014	1,500,000	1,628,611
4.875%	06/13/2018	1,000,000	1,212,680
4.500%	07/15/2013- 01/15/2015	3,100,000	3,281,795
4.375%	07/17/2015	1,400,000	1,562,497
4.125%	09/27/2013	1,000,000	1,047,735
3.750%	03/27/2019	500,000	578,387
2.875%	02/09/2015	1,000,000	1,062,319
2.375%	01/13/2022	1,000,000	1,028,441
1.250%	05/12/2017	1,000,000	1,014,410
1.000%	08/20/2014- 08/27/2014	1,500,000	1,519,208
0.900%	01/23/2015	500,000	500,965
0.750%	11/25/2014	1,000,000	1,008,101
0.375%	10/30/2013	1,000,000	1,002,780
Federal Home Loan Mortgage Corp. MTN
5.050%	01/26/2015	300,000	335,117
Federal National Mortgage Association
7.250%	05/15/2030	400,000	640,468
6.625%	11/15/2030	500,000	760,887
6.250%	05/15/2029	740,000	1,068,725
6.000%	04/18/2036	250,000	292,263
5.000%	04/15/2015- 05/11/2017	2,550,000	2,941,504
4.625%	10/15/2013	900,000	950,279
4.375%	10/15/2015	1,000,000	1,123,295
2.750%	02/05/2014- 03/13/2014	4,000,000	4,161,528
2.625%	11/20/2014	1,000,000	1,053,264
2.375%	07/28/2015	1,000,000	1,055,987
1.500%	09/08/2014- 04/17/2017	1,250,000	1,266,153
1.250%	08/20/2013- 01/30/2017	2,000,000	2,028,533
1.220%	05/30/2017	100,000	100,226
1.125%	06/27/2014- 06/14/2017	2,300,000	2,325,821
1.000%	09/20/2013- 08/29/2016	1,000,000	999,970
0.800%	11/23/2015	500,000	500,323
0.750%	12/18/2013	1,000,000	1,006,974
0.500%	08/09/2013- 11/21/2014	2,250,000	2,253,133
0.000%	06/01/2017	400,000	379,643
Financing Corp. Fico
8.600%	09/26/2019	500,000	732,411
Financing Corp. Fico, Series E
9.650%	11/02/2018	500,000	742,955
Israel Government AID Bond (Israel)
5.500%	04/26/2024	350,000	460,766

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
Tennessee Valley Authority
5.250%	09/15/2039		$500,000	$654,556
Tennessee Valley Authority, Series E
6.250%	12/15/2017		1,200,000	1,526,730

				64,186,213

Non-U.S. Government Agencies—1.4%
Export Development Canada (Canada)
2.250%	05/28/2015		300,000	315,264
1.500%	05/15/2014		300,000	306,484
Export-Import Bank of Korea (Korea, Republic of)
5.125%	03/16/2015		500,000	541,826
5.000%	04/11/2022		400,000	445,661
Japan Bank for International Cooperation (Japan)
2.500%	05/18/2016		400,000	422,982
KFW (Germany)
4.875%	01/17/2017	†	1,000,000	1,167,162
4.500%	07/16/2018		500,000	586,835
4.125%	10/15/2014		1,000,000	1,076,423
4.000%	01/27/2020	†	300,000	343,486
3.500%	03/10/2014		500,000	525,075
2.625%	03/03/2015		1,050,000	1,104,415
1.375%	01/13/2014		800,000	811,285
1.250%	02/15/2017	†	400,000	404,766
0.625%	04/24/2015	†	1,000,000	1,000,471
KFW MTN (Germany)
2.750%	09/08/2020		500,000	524,353
Korea Development Bank (The) (Korea, Republic of)
8.000%	01/23/2014		500,000	546,747
3.875%	05/04/2017		300,000	319,698
Landwirtschaftliche Rentenbank (Germany)
5.125%	02/01/2017		300,000	351,695
4.125%	07/15/2013		450,000	466,680
Landwirtschaftliche Rentenbank, Series G13 (Germany)
4.875%	11/16/2015		750,000	848,864
Oesterreichische Kontrollbank AG (Austria)
2.000%	06/03/2016		300,000	306,575
Pemex Project Funding Master Trust
6.625%	06/15/2035		500,000	597,500
Petrobras International Finance Co. (Cayman Islands)
8.375%	12/10/2018		250,000	313,054
6.750%	01/27/2041		300,000	353,395
6.125%	10/06/2016		500,000	561,688
5.375%	01/27/2021		600,000	649,663
2.875%	02/06/2015		300,000	305,250
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019		250,000	318,750
5.500%	01/21/2021		500,000	567,500
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017		500,000	575,708

				16,659,255

Sovereign Debt—1.1%
Brazilian Government International Bond (Brazil)
11.000%	08/17/2040		260,000	336,050
10.125%	05/15/2027		435,000	744,938
8.875%	04/15/2024		400,000	620,000
7.875%	03/07/2015		455,000	533,032
7.125%	01/20/2037		460,000	665,850
5.875%	01/15/2019		500,000	606,000

Coupon Rate	Maturity Date		Face	Value

Canada Government International Bond (Canada)
2.375%	09/10/2014		$500,000	$522,096
Chile Government International Bond (Chile)
3.875%	08/05/2020		500,000	557,500
Colombia Government International Bond (Colombia)
11.750%	02/25/2020		200,000	321,000
8.125%	05/21/2024		200,000	291,700
7.375%	09/18/2037		200,000	296,900
Israel Government International Bond (Israel)
4.000%	06/30/2022	†	400,000	414,759
Mexico Government International Bond (Mexico)
6.050%	01/11/2040		500,000	647,500
5.875%	02/17/2014	†	500,000	537,000
Mexico Government International Bond MTN (Mexico)
4.750%	03/08/2044		200,000	216,000
Panama Government International Bond (Panama)
6.700%	01/26/2036		288,000	390,240
5.200%	01/30/2020		300,000	351,750
Peruvian Government International Bond (Peru)
7.350%	07/21/2025		400,000	564,000
6.550%	03/14/2037		500,000	683,000
Poland Government International Bond (Poland)
5.125%	04/21/2021		300,000	332,400
3.875%	07/16/2015		300,000	317,865
Republic of Finland (Finland)
6.950%	02/15/2026		150,000	211,974
Republic of Italy (Italy)
6.875%	09/27/2023	†	250,000	257,350
5.375%	06/15/2033		500,000	442,249
Republic of Korea (Korea, Republic of)
5.750%	04/16/2014		500,000	539,070
South Africa Government International Bond (South Africa)
6.875%	05/27/2019	†	500,000	616,250
State of Israel (Israel)
5.500%	11/09/2016		300,000	342,916
United Mexican States (Mexico)
8.125%	12/30/2019		750,000	1,012,500
United Mexican States MTN (Mexico)
8.300%	08/15/2031		200,000	311,000

				13,682,889

Supranational—1.5%
African Development Bank, Series GDIF
1.250%	09/02/2016	†	400,000	407,435
Asian Development Bank
2.750%	05/21/2014		100,000	104,505
Asian Development Bank MTN
4.250%	10/20/2014		300,000	325,898
3.625%	09/05/2013	†	800,000	829,010
2.500%	03/15/2016		400,000	426,231
1.125%	03/15/2017		500,000	508,283
Corp. Andina de Fomento
3.750%	01/15/2016		300,000	313,272
Council Of Europe Development Bank MTN
1.500%	02/22/2017	†	400,000	401,141
European Bank for Reconstruction & Development MTN
2.500%	03/15/2016	†	500,000	529,452
1.000%	02/16/2017	†	500,000	500,089
European Investment Bank
5.125%	09/13/2016		500,000	578,983
5.125%	05/30/2017	†	500,000	585,204
4.875%	02/16/2016		400,000	452,382
4.875%	01/17/2017	†	400,000	460,762
4.625%	05/15/2014		500,000	535,602

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
3.000%	04/08/2014	†	$500,000	$520,202
2.875%	09/15/2020	†	500,000	519,746
2.125%	07/15/2016	†	500,000	517,385
1.750%	03/15/2017	†	500,000	507,557
1.500%	05/15/2014		500,000	507,155
1.250%	02/14/2014	†	500,000	505,322
1.125%	08/15/2014- 04/15/2015		1,200,000	1,211,533
European Investment Bank MTN
1.625%	09/01/2015		700,000	716,404
Inter-American Development Bank
2.250%	07/15/2015		200,000	209,594
1.625%	07/15/2013		500,000	505,696
1.375%	10/18/2016	†	300,000	307,154
1.125%	03/15/2017		500,000	505,308
Inter-American Development Bank MTN
3.875%	02/14/2020	†	400,000	468,750
International Bank for Reconstruction & Development
2.375%	05/26/2015		200,000	211,367
2.125%	03/15/2016		500,000	526,459
1.750%	07/15/2013		500,000	507,019
1.125%	08/25/2014		500,000	506,453
0.875%	04/17/2017		700,000	704,344
0.650%	11/29/2013		400,000	400,305
0.500%	11/26/2013		600,000	600,901
International Finance Corp. MTN
2.125%	11/17/2017	†	500,000	526,206
Nordic Investment Bank
2.500%	07/15/2015		500,000	528,306

				18,471,415

U.S. Municipal Bonds—1.1%
American Municipal Power-Ohio, Inc. Revenue Bonds (Ohio)
7.499%	02/15/2050		200,000	267,954
Bay Area Toll Authority Revenue Bonds (California)
6.263%	04/01/2049		400,000	533,644
California General Obligation Bonds (California)
7.550%	04/01/2039		500,000	643,460
5.250%	04/01/2014		300,000	322,083
California State Public Works Board Revenue Bonds, Series 2009 G-2 (California)
8.361%	10/01/2034		400,000	512,248
City of New York General Obligation Bonds (New York)
5.517%	10/01/2037		100,000	118,311
County of Cook Illinois General Obligation Bonds, Series 2010 D (Illinois)
6.229%	11/15/2034		400,000	441,060
Dallas Area Rapid Transit Revenue Bonds (Texas)
5.022%	12/01/2048		300,000	364,602
Dallas Convention Center Hotel Development Corp. Revenue Bonds (Texas)
7.088%	01/01/2042		200,000	237,368
Dallas County Hospital District General Obligation Bonds, Series 2009 C (Texas)
5.621%	08/15/2044		300,000	381,339
Dallas Independent School District General Obligation Bonds (Texas)
6.450%	02/15/2035		300,000	364,299

Coupon Rate	Maturity Date	Face	Value

Government Development Bank for Puerto Rico Revenue Bonds, Series 2011 B (Puerto Rico)
4.704%	05/01/2016	$400,000	$416,928
3.670%	05/01/2014	400,000	407,772
Illinois General Obligation Bonds (Illinois)
5.100%	06/01/2033	500,000	473,100
Los Angeles Unified School District General Obligation Bonds (California)
5.755%	07/01/2029	200,000	232,206
5.750%	07/01/2034	300,000	351,996
Metropolitan Government of Nashville & Davidson County Authority General Obligation Bonds (Tennessee)
5.707%	07/01/2034	300,000	358,425
Metropolitan Transportation Authority Revenue Bonds (New York)
6.648%	11/15/2039	300,000	378,468
6.548%	11/15/2031	200,000	246,636
Municipal Electric Authority of Georgia Revenue Bonds, Series 2010 J (Georgia)
6.637%	04/01/2057	300,000	348,360
New Jersey Economic Development Authority Revenue Bonds, Series 1997 A (New Jersey)
7.425%	02/15/2029	200,000	245,400
New Jersey State Turnpike Authority Revenue Bonds (New Jersey)
7.102%	01/01/2041	500,000	705,435
New Jersey State Turnpike Authority Revenue Bonds, Series 2003 B (New Jersey)
4.252%	01/01/2016	25,000	27,219
New York City Municipal Water Finance Authority Revenue Bonds (New York)
5.724%	06/15/2042	200,000	259,864
New York State Dormitory Authority Revenue Bonds (New York)
5.600%	03/15/2040	200,000	253,688
North Texas Tollway Authority Revenue Bonds, Series 2010 B-2 (Texas)
8.910%	02/01/2030	200,000	230,778
Ohio State University General Obligation Bonds (Ohio)
4.910%	06/01/2040	300,000	360,468
Oregon General Obligation Bonds (Oregon)
5.762%	06/01/2023	200,000	252,408
Oregon State Department of Transportation Revenue Bonds, Series 2010 A (Oregon)
5.834%	11/15/2034	300,000	385,668
Port Authority of New York & New Jersey Revenue Bonds (New York)
6.040%	12/01/2029	255,000	327,242
State of California General Obligation Bonds (California)
7.625%	03/01/2040	600,000	776,304
State of Connecticut General Obligation Bonds, Series 2008 A (Connecticut)
5.850%	03/15/2032	200,000	250,752
State of Georgia General Obligation Bonds, Series 2009 H (Georgia)
4.503%	11/01/2025	300,000	344,490
State of Illinois General Obligation Bonds (Illinois)
4.961%	03/01/2016	300,000	323,886
4.071%	01/01/2014	500,000	516,720
State of Texas General Obligation Bonds, Series 2010 A (Texas)
4.681%	04/01/2040	300,000	351,330

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
University of California Revenue Bonds (California)
6.548%	05/15/2048		$300,000	$393,639

				13,405,550

Non-U.S. Regional Authority Bonds—0.4%
Hydro Quebec, Series IO (Canada)
8.050%	07/07/2024		250,000	370,588
Province of British Columbia (Canada)
2.850%	06/15/2015		200,000	212,819
Province of Manitoba, Series FH (Canada)
4.900%	12/06/2016		500,000	584,813
Province of Nova Scotia (Canada)
2.375%	07/21/2015		300,000	313,953
Province of Ontario (Canada)
5.450%	04/27/2016		1,000,000	1,160,594
4.500%	02/03/2015		650,000	711,243
4.400%	04/14/2020	†	200,000	232,896
2.700%	06/16/2015		200,000	210,998
1.375%	01/27/2014		300,000	303,978
Province of Quebec (Canada)
4.600%	05/26/2015	†	500,000	555,900
2.750%	08/25/2021	†	300,000	310,940
Province of Saskatchewan (Canada)
7.375%	07/15/2013		230,000	245,102
Region of Lombardy (Italy)
5.804%	10/25/2032		100,000	79,620

				5,293,444

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $124,483,333)				131,698,766

ASSET-BACKED SECURITIES—0.2%
Automobile—0.0%
Honda Auto Receivables Owner Trust Series 2010-1, Class A4
1.980%	05/23/2016		350,000	353,630
Credit Card—0.2%
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020		1,500,000	1,823,981
Other—0.0%
CenterPoint Energy Transition Bond Co. LLC Series 2009-1, Class A2
3.460%	08/15/2019		400,000	439,908

TOTAL ASSET-BACKED SECURITIES
(Cost $2,475,047)				2,617,519

		Shares	Value
MONEY MARKET FUNDS—4.2%
Institutional Money Market Funds—4.2%
Dreyfus Institutional Cash Advantage Fund, 0.15%	††¥	4,000,000	$4,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%		¥27,481,466	27,481,466
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%	††¥	3,750,128	3,750,128
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.17%	††¥	4,000,000	4,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.15%	††¥	4,000,000	4,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.15%	††¥	4,000,000	4,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.13%	††¥	4,000,000	4,000,000

TOTAL MONEY MARKET FUNDS
(Cost $51,231,594)			51,231,594

TOTAL INVESTMENTS—103.5%
(Cost $1,195,027,865)			1,265,850,911
Other assets less liabilities—(3.5%)			(42,796,160)

NET ASSETS—100.0%			$1,223,054,751

Notes to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	Security is subject to delayed delivery.
†	Denotes all or a portion of the security on loan.
#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $1,092,313, which represents 0.1% of Net Assets. The illiquid 144A securities represented 0.1% of Net Assets, and 100.0% of total 144A securities held.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—97.5%
Aerospace & Defense—2.5%
Boeing Co. (The)		26,102	$1,939,378
General Dynamics Corp.		12,530	826,479
Goodrich Corp.		4,431	562,294
Honeywell International, Inc.		27,154	1,516,279
L-3 Communications Holdings, Inc.		3,424	253,410
Lockheed Martin Corp.		9,363	815,330
Northrop Grumman Corp.		8,606	548,977
Precision Castparts Corp.		5,097	838,405
Raytheon Co.		11,786	666,970
Rockwell Collins, Inc.		5,022	247,836
Textron, Inc.		10,178	253,127
United Technologies Corp.		31,841	2,404,951

			10,873,436

Air Freight & Logistics—1.0%
C.H. Robinson Worldwide, Inc.	†	5,867	343,396
Expeditors International of Washington, Inc.		7,127	276,171
FedEx Corp.		11,005	1,008,168
United Parcel Service, Inc., Class B		33,537	2,641,374

			4,269,109

Airlines—0.1%
Southwest Airlines Co.		25,882	238,632

Auto Components—0.2%
BorgWarner, Inc.	*†	3,937	258,228
Goodyear Tire & Rubber Co. (The)	*	9,472	111,864
Johnson Controls, Inc.		23,726	657,448

			1,027,540

Automobiles—0.4%
Ford Motor Co.		133,158	1,276,985
Harley-Davidson, Inc.		8,043	367,807

			1,644,792

Beverages—2.7%
Beam, Inc.		5,640	352,444
Brown-Forman Corp., Class B		3,358	325,222
Coca-Cola Co. (The)		79,088	6,183,891
Coca-Cola Enterprises, Inc.		10,815	303,253
Constellation Brands, Inc., Class A	*	5,379	145,556
Dr. Pepper Snapple Group, Inc.	†	7,442	325,587
Molson Coors Brewing Co., Class B		5,731	238,467
Monster Beverage Corp.	*	5,362	381,774
PepsiCo, Inc.		54,914	3,880,223

			12,136,417

Biotechnology—1.4%
Alexion Pharmaceuticals, Inc.	*	6,696	664,913
Amgen, Inc.		27,252	1,990,486
Biogen Idec, Inc.	*	8,366	1,207,883
Celgene Corp.	*	15,390	987,422
Gilead Sciences, Inc.	*	26,539	1,360,920

			6,211,624

Building Products—0.0%
Masco Corp.		13,189	182,931

		Shares	Value
Capital Markets—1.8%
Ameriprise Financial, Inc.		7,688	$401,775
Bank of New York Mellon Corp. (The)		42,274	927,914
BlackRock, Inc.		4,460	757,397
Charles Schwab Corp. (The)		36,819	476,070
E*TRADE Financial Corp.	*	8,183	65,791
Federated Investors, Inc., Class B	†	2,838	62,010
Franklin Resources, Inc.		4,958	550,289
Goldman Sachs Group, Inc. (The)		17,324	1,660,679
Invesco Ltd.		15,963	360,764
Legg Mason, Inc.		4,333	114,261
Morgan Stanley		53,492	780,448
Northern Trust Corp.		8,343	383,945
State Street Corp.		17,139	765,085
T. Rowe Price Group, Inc.		8,891	559,777

			7,866,205

Chemicals—2.3%
Air Products & Chemicals, Inc.		7,460	602,246
Airgas, Inc.		2,441	205,068
CF Industries Holdings, Inc.		2,335	452,383
Dow Chemical Co. (The)	†	41,537	1,308,415
E.I. Du Pont de Nemours & Co.		32,642	1,650,706
Eastman Chemical Co.		4,986	251,145
Ecolab, Inc.		10,221	700,445
FMC Corp.		4,898	261,945
International Flavors & Fragrances, Inc.		3,000	164,400
Monsanto Co.		18,760	1,552,953
Mosaic Co. (The)		10,143	555,431
PPG Industries, Inc.		5,393	572,305
Praxair, Inc.		10,461	1,137,425
Sherwin-Williams Co. (The)		2,998	396,785
Sigma-Aldrich Corp.		4,195	310,136

			10,121,788

Commercial Banks—2.9%
BB&T Corp.		24,364	751,629
Comerica, Inc.		6,948	213,373
Fifth Third Bancorp		31,737	425,276
First Horizon National Corp.		8,525	73,741
Huntington Bancshares, Inc./Ohio		27,946	178,855
KeyCorp		34,531	267,270
M&T Bank Corp.		4,519	373,134
PNC Financial Services Group, Inc.		18,493	1,130,107
Regions Financial Corp.		50,821	343,042
SunTrust Banks, Inc.		18,966	459,546
U.S. Bancorp		66,874	2,150,668
Wells Fargo & Co.		185,707	6,210,042
Zions Bancorporation		5,936	115,277

			12,691,960

Commercial Services & Supplies—0.4%
Avery Dennison Corp.		3,386	92,573
Cintas Corp.		3,833	147,992
Iron Mountain, Inc.		6,512	214,636
Pitney Bowes, Inc.	†	7,101	106,302
R.R. Donnelley & Sons Co.	†	5,629	66,253
Republic Services, Inc.		11,354	300,427
Stericycle, Inc.	*	2,981	273,268
Waste Management, Inc.		16,126	538,609

			1,740,060

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Communications Equipment—1.8%
Cisco Systems, Inc.		188,313	$3,233,334
F5 Networks, Inc.	*	2,757	274,487
Harris Corp.	†	4,085	170,957
JDS Uniphase Corp.	*	7,658	84,238
Juniper Networks, Inc.	*	18,852	307,476
Motorola Solutions, Inc.		9,946	478,502
QUALCOMM, Inc.		59,879	3,334,063

			7,883,057

Computers & Peripherals—5.5%
Apple, Inc.	*	32,692	19,092,128
Dell, Inc.	*	53,621	671,335
EMC Corp.	*	73,284	1,878,269
Hewlett-Packard Co.		69,207	1,391,753
Lexmark International, Inc., Class A		2,870	76,285
NetApp, Inc.	*	12,276	390,622
SanDisk Corp.	*	8,296	302,638
Seagate Technology plc (Ireland)		13,227	327,104
Western Digital Corp.	*	8,422	256,702

			24,386,836

Construction & Engineering—0.1%
Fluor Corp.		5,633	277,932
Jacobs Engineering Group, Inc.	*	4,477	169,499
Quanta Services, Inc.	*	6,807	163,845

			611,276

Construction Materials—0.0%
Vulcan Materials Co.		4,526	179,727

Consumer Finance—0.9%
American Express Co.		35,072	2,041,541
Capital One Financial Corp.		20,210	1,104,679
Discover Financial Services		18,726	647,545
SLM Corp.		17,168	269,709

			4,063,474

Containers & Packaging—0.1%
Ball Corp.		5,788	237,597
Bemis Co., Inc.		3,365	105,459
Owens-Illinois, Inc.	*	5,235	100,355
Sealed Air Corp.		6,841	105,625

			549,036

Distributors—0.1%
Genuine Parts Co.		5,403	325,531

Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A	*	4,113	148,850
DeVry, Inc.		2,111	65,378
H&R Block, Inc.	†	10,479	167,454

			381,682

Diversified Financial Services—2.8%
Bank of America Corp.		375,346	3,070,330
Citigroup, Inc.		102,412	2,807,113
CME Group, Inc.		2,356	631,667
IntercontinentalExchange, Inc.	*	2,472	336,143
JPMorgan Chase & Co.		133,407	4,766,632
Leucadia National Corp.		6,542	139,148
Moody's Corp.	†	6,750	246,713

		Shares	Value
NASDAQ OMX Group, Inc. (The)		4,218	$95,622
NYSE Euronext		8,746	223,723

			12,317,091

Diversified Telecommunication Services—2.9%
AT&T, Inc.		205,281	7,320,321
CenturyLink, Inc.		21,758	859,223
Frontier Communications Corp.	†	32,749	125,429
Verizon Communications, Inc.		99,126	4,405,159
Windstream Corp.	†	21,388	206,608

			12,916,740

Electric Utilities—2.1%
American Electric Power Co., Inc.		17,116	682,928
Duke Energy Corp.		46,865	1,080,707
Edison International		11,120	513,744
Entergy Corp.		6,169	418,813
Exelon Corp.		29,844	1,122,731
FirstEnergy Corp.		14,589	717,633
NextEra Energy, Inc.		14,354	987,699
Northeast Utilities		10,607	411,658
Pepco Holdings, Inc.	†	7,419	145,190
Pinnacle West Capital Corp.		3,839	198,630
PPL Corp.	†	19,707	548,052
Progress Energy, Inc.		10,324	621,195
Southern Co.		30,364	1,405,853
Xcel Energy, Inc.		16,727	475,214

			9,330,047

Electrical Equipment—0.5%
Cooper Industries plc		5,371	366,195
Emerson Electric Co.		25,743	1,199,109
Rockwell Automation, Inc.		4,779	315,701
Roper Industries, Inc.		3,356	330,834

			2,211,839

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp., Class A		5,737	315,076
Corning, Inc.		53,463	691,277
FLIR Systems, Inc.		5,021	97,910
Jabil Circuit, Inc.		6,753	137,288
Molex, Inc.	†	4,895	117,186
TE Connectivity Ltd. (Switzerland)		15,000	478,650

			1,837,387

Energy Equipment & Services—1.6%
Baker Hughes, Inc.		15,496	636,886
Cameron International Corp.	*	8,784	375,165
Diamond Offshore Drilling, Inc.		2,210	130,677
FMC Technologies, Inc.	*	8,229	322,824
Halliburton Co.		32,375	919,126
Helmerich & Payne, Inc.		3,734	162,354
Nabors Industries Ltd. (Bermuda)	*	9,642	138,845
National Oilwell Varco, Inc.		14,881	958,932
Noble Corp. (Switzerland)	*	9,079	295,340
Rowan Cos. plc, Class A (United Kingdom)	*	4,110	132,876
Schlumberger Ltd.		46,639	3,027,337

			7,100,362

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Food & Staples Retailing—2.4%
Costco Wholesale Corp.		15,244	$1,448,180
CVS Caremark Corp.		44,900	2,098,177
Kroger Co. (The)		19,656	455,823
Safeway, Inc.	†	9,050	164,257
Sysco Corp.	†	20,093	598,972
Walgreen Co.		30,189	892,991
Wal-Mart Stores, Inc.		60,428	4,213,040
Whole Foods Market, Inc.		5,768	549,806

			10,421,246

Food Products—1.7%
Archer-Daniels-Midland Co.		23,248	686,281
Campbell Soup Co.	†	6,126	204,486
ConAgra Foods, Inc.		14,350	372,095
Dean Foods Co.	*	6,452	109,877
General Mills, Inc.		22,633	872,276
H.J. Heinz Co.		10,910	593,286
Hershey Co. (The)		5,490	395,445
Hormel Foods Corp.		4,650	141,453
J.M. Smucker Co. (The)		3,807	287,505
Kellogg Co.		8,785	433,364
Kraft Foods, Inc., Class A		61,863	2,389,149
McCormick & Co., Inc.		4,418	267,952
Mead Johnson Nutrition Co.		6,939	558,659
Tyson Foods, Inc., Class A		10,014	188,563

			7,500,391

Gas Utilities—0.1%
AGL Resources, Inc.		3,798	147,172
ONEOK, Inc.		7,486	316,733

			463,905

Health Care Equipment & Supplies—1.8%
Baxter International, Inc.		19,653	1,044,557
Becton Dickinson and Co.		7,322	547,320
Boston Scientific Corp.	*	52,253	296,275
C.R. Bard, Inc.		2,796	300,402
CareFusion Corp.	*	8,238	211,552
Covidien plc (Ireland)		16,965	907,628
DENTSPLY International, Inc.	†	5,225	197,557
Edwards Lifesciences Corp.	*	4,131	426,732
Intuitive Surgical, Inc.	*	1,380	764,230
Medtronic, Inc.		36,460	1,412,096
St. Jude Medical, Inc.		11,430	456,171
Stryker Corp.		11,023	607,367
Varian Medical Systems, Inc.	*	3,908	237,489
Zimmer Holdings, Inc.		6,212	399,804

			7,809,180

Health Care Providers & Services—2.0%
Aetna, Inc.		11,917	462,022
AmerisourceBergen Corp.		8,861	348,680
Cardinal Health, Inc.		12,181	511,602
Cigna Corp.		9,848	433,312
Coventry Health Care, Inc.		5,273	167,629
DaVita, Inc.	*	3,186	312,897
Express Scripts Holding Co.	*	27,992	1,562,793
Humana, Inc.		5,787	448,145
Laboratory Corp. of America Holdings	*†	3,235	299,593
McKesson Corp.		8,275	775,781

		Shares	Value
Patterson Cos., Inc.		2,852	$98,309
Quest Diagnostics, Inc.		5,486	328,612
Tenet Healthcare Corp.	*	14,819	77,652
UnitedHealth Group, Inc.		36,574	2,139,579
WellPoint, Inc.		11,825	754,317

			8,720,923

Health Care Technology—0.1%
Cerner Corp.	*	5,042	416,772

Hotels, Restaurants & Leisure—1.9%
Carnival Corp.		16,099	551,713
Chipotle Mexican Grill, Inc.	*	1,080	410,346
Darden Restaurants, Inc.		4,663	236,088
International Game Technology		11,074	174,415
Marriott International, Inc., Class A	†	9,303	364,678
McDonald's Corp.		35,615	3,152,996
Starbucks Corp.		26,393	1,407,275
Starwood Hotels & Resorts Worldwide, Inc.		6,631	351,708
Wyndham Worldwide Corp.		5,452	287,538
Wynn Resorts Ltd.		2,846	295,187
Yum! Brands, Inc.		16,143	1,039,932

			8,271,876

Household Durables—0.2%
D.R. Horton, Inc.	†	9,898	181,925
Harman International Industries, Inc.		2,512	99,475
Leggett & Platt, Inc.	†	4,242	89,634
Lennar Corp., Class A	†	5,349	165,338
Newell Rubbermaid, Inc.		9,337	169,373
PulteGroup, Inc.	*	11,419	122,183
Whirlpool Corp.		2,518	154,001

			981,929

Household Products—2.1%
Clorox Co. (The)		4,678	338,968
Colgate-Palmolive Co.		16,794	1,748,255
Kimberly-Clark Corp.	†	13,806	1,156,529
Procter & Gamble Co. (The)		95,883	5,872,834

			9,116,586

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)	*	21,242	272,535
NRG Energy, Inc.	*	8,174	141,900

			414,435

Industrial Conglomerates—2.7%
3M Co.		24,306	2,177,818
Danaher Corp.		20,066	1,045,037
General Electric Co.		369,717	7,704,902
Tyco International Ltd. (Switzerland)		16,200	856,170

			11,783,927

Insurance—3.5%
ACE Ltd. (Switzerland)		11,800	874,734
Aflac, Inc.		16,308	694,558
Allstate Corp. (The)		16,951	594,811
American International Group, Inc.	*	22,472	721,127
Aon plc (United Kingdom)		11,453	535,771
Assurant, Inc.		3,058	106,541

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Berkshire Hathaway, Inc., Class B	*	61,450	$5,120,629
Chubb Corp. (The)		9,531	694,047
Cincinnati Financial Corp.		5,643	214,829
Genworth Financial, Inc., Class A	*	16,334	92,450
Hartford Financial Services Group, Inc.		14,732	259,725
Lincoln National Corp.		10,294	225,130
Loews Corp.		10,441	427,141
Marsh & McLennan Cos., Inc.		19,241	620,137
MetLife, Inc.		37,162	1,146,448
Principal Financial Group, Inc.		10,148	266,182
Progressive Corp. (The)	†	21,568	449,261
Prudential Financial, Inc.		16,502	799,192
Torchmark Corp.		3,646	184,305
Travelers Cos., Inc. (The)		13,799	880,928
Unum Group		10,175	194,648
XL Group plc (Ireland)		10,640	223,866

			15,326,460

Internet & Catalog Retail—1.0%
Amazon.com, Inc.	*	12,620	2,881,777
Expedia, Inc.	†	3,270	157,189
Netflix, Inc.	*†	1,931	132,216
priceline.com, Inc.	*	1,745	1,159,587
TripAdvisor, Inc.	*	3,270	146,136

			4,476,905

Internet Software & Services—1.8%
Akamai Technologies, Inc.	*	5,766	183,070
eBay, Inc.	*	40,112	1,685,105
Google, Inc., Class A	*	8,892	5,157,982
VeriSign, Inc.	*	5,701	248,393
Yahoo! Inc.	*	42,972	680,247

			7,954,797

IT Services—3.8%
Accenture plc, Class A (Ireland)		22,678	1,362,721
Automatic Data Processing, Inc.		17,219	958,410
Cognizant Technology Solutions Corp., Class A	*	10,754	645,240
Computer Sciences Corp.		5,168	128,270
Fidelity National Information Services, Inc.		8,254	281,296
Fiserv, Inc.	*	4,834	349,112
International Business Machines Corp.		40,359	7,893,413
Mastercard, Inc., Class A		3,722	1,600,869
Paychex, Inc.		11,185	351,321
SAIC, Inc.		9,268	112,328
Teradata Corp.	*	5,791	417,010
Total System Services, Inc.		5,490	131,376
Visa, Inc., Class A		17,410	2,152,398
Western Union Co. (The)		22,176	373,444

			16,757,208

Leisure Equipment & Products—0.1%
Hasbro, Inc.	†	4,244	143,744
Mattel, Inc.		12,113	392,946

			536,690

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.		12,254	480,847
Life Technologies Corp.	*	6,210	279,388

		Shares	Value
PerkinElmer, Inc.		4,019	$103,690
Thermo Fisher Scientific, Inc.		12,863	667,718
Waters Corp.	*	2,974	236,344

			1,767,987

Machinery—1.8%
Caterpillar, Inc.		22,659	1,923,976
Cummins, Inc.		6,747	653,852
Deere & Co.		14,090	1,139,458
Dover Corp.		6,406	343,426
Eaton Corp.	†	11,791	467,277
Flowserve Corp.		1,878	215,500
Illinois Tool Works, Inc.		16,976	897,861
Ingersoll-Rand plc (Ireland)		10,300	434,454
Joy Global, Inc.		3,656	207,405
PACCAR, Inc.		12,577	492,893
Pall Corp.		3,958	216,938
Parker Hannifin Corp.		5,376	413,307
Snap-on, Inc.		1,846	114,913
Stanley Black & Decker, Inc.		5,825	374,897
Xylem, Inc.		5,979	150,491

			8,046,648

Media—3.3%
Cablevision Systems Corp., Class A	†	7,437	98,838
CBS Corp., Class B		22,808	747,646
Comcast Corp., Class A		94,315	3,015,251
DIRECTV, Class A	*	22,990	1,122,372
Discovery Communications, Inc., Class A	*	9,025	487,350
Gannett Co., Inc.	†	9,041	133,174
Interpublic Group of Cos., Inc. (The)		16,092	174,598
McGraw-Hill Cos., Inc. (The)		10,038	451,710
News Corp., Class A		74,322	1,656,637
Omnicom Group, Inc.		9,317	452,806
Scripps Networks Interactive, Inc., Class A		3,525	200,432
Time Warner Cable, Inc.		11,027	905,317
Time Warner, Inc.		33,989	1,308,576
Viacom, Inc., Class B		18,754	881,813
Walt Disney Co. (The)		62,694	3,040,659
Washington Post Co. (The), Class B		160	59,811

			14,736,990

Metals & Mining—0.7%
Alcoa, Inc.		36,839	322,341
Allegheny Technologies, Inc.		3,978	126,859
Cliffs Natural Resources, Inc.		4,728	233,043
Freeport-McMoRan Copper & Gold, Inc.		33,229	1,132,112
Newmont Mining Corp.		17,389	843,540
Nucor Corp.	†	11,307	428,535
Titanium Metals Corp.	†	2,725	30,820
United States Steel Corp.	†	4,478	92,247

			3,209,497

Multiline Retail—0.8%
Big Lots, Inc.	*†	2,176	88,759
Dollar Tree, Inc.	*	8,488	456,654
Family Dollar Stores, Inc.		3,929	261,200
J.C. Penney Co., Inc.	†	4,844	112,914
Kohl's Corp.		8,451	384,436
Macy's, Inc.		14,108	484,610

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Nordstrom, Inc.		5,299	$263,307
Sears Holdings Corp.	*†	1,559	93,072
Target Corp.		23,535	1,369,502

			3,514,454

Multi-Utilities—1.3%
Ameren Corp.		8,026	269,192
CenterPoint Energy, Inc.		14,854	307,032
CMS Energy Corp.		8,680	203,980
Consolidated Edison, Inc.		9,978	620,532
Dominion Resources, Inc.		19,999	1,079,946
DTE Energy Co.		6,094	361,557
Integrys Energy Group, Inc.		2,588	147,180
NiSource, Inc.	†	9,791	242,327
PG&E Corp.		14,594	660,670
Public Service Enterprise Group, Inc.		17,247	560,527
SCANA Corp.		3,814	182,462
Sempra Energy		8,179	563,370
TECO Energy, Inc.		7,055	127,413
Wisconsin Energy Corp.		8,321	329,262

			5,655,450

Office Electronics—0.1%
Xerox Corp.		45,690	359,580

Oil, Gas & Consumable Fuels—8.9%
Alpha Natural Resources, Inc.	*	7,415	64,585
Anadarko Petroleum Corp.		17,473	1,156,713
Apache Corp.		13,474	1,184,230
Cabot Oil & Gas Corp.		7,263	286,162
Chesapeake Energy Corp.	†	22,470	417,942
Chevron Corp.		69,077	7,287,623
ConocoPhillips		44,285	2,474,646
CONSOL Energy, Inc.	†	7,547	228,221
Denbury Resources, Inc.	*	13,879	209,712
Devon Energy Corp.		14,184	822,530
EOG Resources, Inc.		9,441	850,728
EQT Corp.		5,423	290,835
Exxon Mobil Corp.		163,667	14,004,985
Hess Corp.		10,745	466,870
Kinder Morgan, Inc.		17,629	568,006
Marathon Oil Corp.		24,924	637,307
Marathon Petroleum Corp.		12,159	546,182
Murphy Oil Corp.		6,683	336,088
Newfield Exploration Co.	*	4,380	128,378
Noble Energy, Inc.		6,275	532,245
Occidental Petroleum Corp.		28,374	2,433,638
Peabody Energy Corp.		9,844	241,375
Phillips 66	*	21,948	729,552
Pioneer Natural Resources Co.		4,179	368,630
QEP Resources, Inc.	†	5,856	175,504
Range Resources Corp.		5,640	348,947
Southwestern Energy Co.	*	12,533	400,179
Spectra Energy Corp.		22,892	665,242
Sunoco, Inc.		3,836	182,210
Tesoro Corp.	*	4,285	106,954
Valero Energy Corp.		18,867	455,638
Williams Cos., Inc. (The)		21,778	627,642
WPX Energy, Inc.	*†	6,454	104,426

			39,333,925

		Shares	Value
Paper & Forest Products—0.1%
International Paper Co.		15,411	$445,532
MeadWestvaco Corp.	†	5,994	172,327

			617,859

Personal Products—0.2%
Avon Products, Inc.		15,040	243,798
Estee Lauder Cos., Inc. (The), Class A		7,929	429,118

			672,916

Pharmaceuticals—6.0%
Abbott Laboratories		54,979	3,544,496
Allergan, Inc.		10,681	988,740
Bristol-Myers Squibb Co.		59,086	2,124,142
Eli Lilly & Co.		35,770	1,534,891
Forest Laboratories, Inc.	*	9,192	321,628
Hospira, Inc.	*	5,541	193,824
Johnson & Johnson	†	95,924	6,480,625
Merck & Co., Inc.		106,412	4,442,701
Mylan, Inc.	*	15,379	328,649
Perrigo Co.	†	3,354	395,537
Pfizer, Inc.		262,067	6,027,541
Watson Pharmaceuticals, Inc.	*	4,448	329,108

			26,711,882

Professional Services—0.1%
Dun & Bradstreet Corp. (The)		1,587	112,947
Equifax, Inc.		3,923	182,812
Robert Half International, Inc.		5,314	151,821

			447,580

Real Estate Investment Trusts (REITs)—2.1%
American Tower Corp. REIT		13,819	966,086
Apartment Investment & Management Co., Class A REIT		4,369	118,094
AvalonBay Communities, Inc. REIT		3,281	464,196
Boston Properties, Inc. REIT		5,262	570,243
Equity Residential REIT		10,627	662,700
HCP, Inc. REIT		14,520	641,058
Health Care REIT, Inc. REIT	†	7,185	418,885
Host Hotels & Resorts, Inc. REIT		24,442	386,672
Kimco Realty Corp. REIT		14,713	279,988
Plum Creek Timber Co., Inc. REIT	†	5,901	234,270
Prologis, Inc. REIT		15,625	519,219
Public Storage REIT		4,964	716,851
Simon Property Group, Inc. REIT		10,724	1,669,298
Ventas, Inc. REIT		10,242	646,475
Vornado Realty Trust REIT		6,292	528,402
Weyerhaeuser Co. REIT		19,182	428,910

			9,251,347

Real Estate Management & Development—0.0%
CBRE Group, Inc.	*	12,038	196,942

Road & Rail—0.8%
CSX Corp.		36,959	826,403
Norfolk Southern Corp.		11,425	819,972
Ryder System, Inc.		1,762	63,450
Union Pacific Corp.		16,805	2,005,005

			3,714,830

Semiconductors & Semiconductor Equipment—2.2%
Advanced Micro Devices, Inc.	*	20,715	118,697
Altera Corp.		11,530	390,175

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Analog Devices, Inc.		10,642	$400,884
Applied Materials, Inc.		45,508	521,522
Broadcom Corp., Class A	*	17,391	587,816
First Solar, Inc.	*†	1,746	26,295
Intel Corp.		175,836	4,686,029
KLA-Tencor Corp.		5,820	286,635
Lam Research Corp.	*	6,957	262,557
Linear Technology Corp.		7,535	236,071
LSI Corp.	*	19,354	123,285
Microchip Technology, Inc.	†	6,653	220,081
Micron Technology, Inc.	*	32,473	204,905
NVIDIA Corp.	*	21,218	293,233
Teradyne, Inc.	*†	6,358	89,393
Texas Instruments, Inc.		40,135	1,151,473
Xilinx, Inc.		9,115	305,991

			9,905,042

Software—3.7%
Adobe Systems, Inc.	*	17,281	559,386
Autodesk, Inc.	*	8,155	285,343
BMC Software, Inc.	*	5,758	245,751
CA, Inc.		12,683	343,582
Citrix Systems, Inc.	*	6,364	534,194
Electronic Arts, Inc.	*	10,885	134,430
Intuit, Inc.		10,457	620,623
Microsoft Corp.		261,457	7,997,970
Oracle Corp.		135,865	4,035,191
Red Hat, Inc.	*	6,899	389,656
Salesforce.com, Inc.	*†	4,807	664,616
Symantec Corp.	*	24,479	357,638

			16,168,380

Specialty Retail—2.0%
Abercrombie & Fitch Co., Class A		2,804	95,729
AutoNation, Inc.	*†	1,994	70,348
AutoZone, Inc.	*	940	345,140
Bed Bath & Beyond, Inc.	*	8,337	515,227
Best Buy Co., Inc.	†	9,936	208,258
CarMax, Inc.	*	7,931	205,730
GameStop Corp., Class A	†	4,873	89,468
Gap, Inc. (The)		11,424	312,561
Home Depot, Inc. (The)		53,921	2,857,274
Limited Brands, Inc.		8,319	353,807
Lowe's Cos., Inc.		41,392	1,177,188
O'Reilly Automotive, Inc.	*	4,492	376,295
Ross Stores, Inc.		7,978	498,386
Staples, Inc.		24,219	316,058
Tiffany & Co.		4,254	225,249
TJX Cos., Inc.		26,453	1,135,627
Urban Outfitters, Inc.	*	4,083	112,650

			8,894,995

Textiles, Apparel & Luxury Goods—0.6%
Coach, Inc.		9,921	580,180
Fossil, Inc.	*	1,758	134,557
NIKE, Inc., Class B		12,862	1,129,026
Ralph Lauren Corp.		2,311	323,679
V.F. Corp.		2,955	394,345

			2,561,787

			Shares	Value
Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.			19,920	$126,891
People's United Financial, Inc.			12,543	145,624

				272,515

Tobacco—2.0%
Altria Group, Inc.			71,578	2,473,020
Lorillard, Inc.			4,679	617,394
Philip Morris International, Inc.			59,708	5,210,120
Reynolds American, Inc.			11,537	517,665

				8,818,199

Trading Companies & Distributors—0.2%
Fastenal Co.		†	10,064	405,680
W.W. Grainger, Inc.			2,074	396,632

				802,312

Wireless Telecommunication Services—0.2%
Crown Castle International Corp.		*	8,904	522,309

MetroPCS Communications, Inc.		*	8,843	53,500
Sprint Nextel Corp.		*	104,276	339,940

				915,749

TOTAL COMMON STOCKS
(Cost $287,419,829)				430,628,675

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.085%	09/20/2012	‡‡
(Cost $629,880)			$630,000	629,902

			Shares	Value
MONEY MARKET FUNDS—6.6%
Institutional Money Market Funds—6.6%
Dreyfus Institutional Cash Advantage Fund, 0.15%		††¥	3,500,000	3,500,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%			¥10,445,495	10,445,495
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%		††¥	1,623,632	1,623,632
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.17%		††¥	3,500,000	3,500,000

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint 500 Stock Index Fund

Coupon Rate	Maturity Date		Face	Value
MONEY MARKET FUNDS—(continued)
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.15%		††¥	3,000,000	$3,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.15%		††¥	3,500,000	3,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.13%		††¥	3,500,000	3,500,000

TOTAL MONEY MARKET FUNDS
(Cost $29,069,127)				29,069,127

TOTAL INVESTMENTS—104.2%
(Cost $317,118,836)				460,327,704
Other assets less liabilities—(4.2%)				(18,627,845)

NET ASSETS—100.0%				$441,699,859

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—98.9%
Aerospace & Defense—2.2%
AAR Corp.		1,489	$20,072
Alliant Techsystems, Inc.		1,550	78,384
American Science & Engineering, Inc.		435	24,556
BE Aerospace, Inc.	*	2,393	104,478
Boeing Co. (The)		22,743	1,689,805
Ceradyne, Inc.		1,867	47,889
Cubic Corp.		476	22,886
Curtiss-Wright Corp.		2,112	65,578
Esterline Technologies Corp.	*	1,049	65,405
Exelis, Inc.		4,977	49,073
GenCorp, Inc.	*	1,629	10,605
General Dynamics Corp.		12,337	813,749
Goodrich Corp.		4,882	619,526
HEICO Corp., Class A		1,713	55,261
Hexcel Corp.	*	4,757	122,683
Honeywell International, Inc.		26,085	1,456,586
Huntington Ingalls Industries, Inc.	*	1,577	63,458
Kratos Defense & Security Solutions, Inc.	*	832	4,859
L-3 Communications Holdings, Inc.		3,737	276,575
Lockheed Martin Corp.		9,671	842,151
Moog, Inc., Class A	*	1,446	59,792
National Presto Industries, Inc.	†	535	37,327
Northrop Grumman Corp.		7,805	497,881
Orbital Sciences Corp.	*	2,123	27,429
Precision Castparts Corp.		5,136	844,821
Raytheon Co.		10,521	595,383
Rockwell Collins, Inc.		6,041	298,123
Spirit Aerosystems Holdings, Inc., Class A	*	2,103	50,115
Taser International, Inc.	*†	2,292	12,010
Teledyne Technologies, Inc.	*	1,228	75,706
Textron, Inc.		8,214	204,282
TransDigm Group, Inc.	*	414	55,600
Triumph Group, Inc.		1,644	92,508
United Technologies Corp.		29,160	2,202,455

			11,487,011

Air Freight & Logistics—0.7%
Air T, Inc.		1,352	11,181
Atlas Air Worldwide Holdings, Inc.	*	600	26,106
C.H. Robinson Worldwide, Inc.	†	6,357	372,075
Expeditors International of Washington, Inc.		8,772	339,915
FedEx Corp.		8,008	733,613
Forward Air Corp.		1,431	46,178
Hub Group, Inc., Class A	*	2,400	86,880
Pacer International, Inc.	*	1,664	9,019
United Parcel Service, Inc., Class B		26,935	2,121,401
UTi Worldwide, Inc. (Virgin Islands, British)		2,208	32,259

			3,778,627

Airlines—0.2%
Alaska Air Group, Inc.	*	2,686	96,427
Delta Air Lines, Inc.	*	25,505	279,280
JetBlue Airways Corp.	*†	6,414	33,994
SkyWest, Inc.		2,390	15,607
Southwest Airlines Co.		18,586	171,363

		Shares	Value
United Continental Holdings, Inc.	*†	12,259	$298,261
US Airways Group, Inc.	*†	8,660	115,438

			1,010,370

Auto Components—0.3%
American Axle & Manufacturing Holdings, Inc.	*	2,113	22,165
Amerigon, Inc.	*	2,107	24,209
Autoliv, Inc. (Sweden)	†	915	50,014
BorgWarner, Inc.	*†	4,109	269,509
Cooper Tire & Rubber Co.		3,066	53,778
Dana Holding Corp.	†	9,980	127,844
Fuel Systems Solutions, Inc.	*†	769	12,835
Gentex Corp.		6,594	137,617
Goodyear Tire & Rubber Co. (The)	*	7,281	85,989
Johnson Controls, Inc.		21,627	599,284
Lear Corp.		2,719	102,588
Modine Manufacturing Co.	*	1,208	8,371
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	141	104
Shiloh Industries, Inc.		1,441	16,571
Strattec Security Corp.		123	2,588
Superior Industries International, Inc.		1,102	18,040
Tenneco, Inc.	*	1,600	42,912
TRW Automotive Holdings Corp.	*	3,548	130,424
WABCO Holdings, Inc.	*	2,354	124,597

			1,829,439

Automobiles—0.4%
Ford Motor Co.		132,145	1,267,270
General Motors Co.	*†	26,868	529,837
Harley-Davidson, Inc.		5,597	255,951
Thor Industries, Inc.		1,221	33,468
Winnebago Industries, Inc.	*	1,432	14,592

			2,101,118

Beverages—2.4%
Beam, Inc.		3,861	241,274
Brown-Forman Corp., Class B		3,385	327,837
Central European Distribution Corp. (Poland)	*†	9,797	28,020
Coca-Cola Bottling Co. Consolidated	†	437	28,090
Coca-Cola Co. (The)		78,428	6,132,285
Coca-Cola Enterprises, Inc.		13,572	380,559
Constellation Brands, Inc., Class A	*	8,096	219,078
Dr. Pepper Snapple Group, Inc.	†	7,323	320,381
Molson Coors Brewing Co., Class B		3,486	145,053
Monster Beverage Corp.	*	5,360	381,632
PepsiCo, Inc.		59,809	4,226,104

			12,430,313

Biotechnology—1.7%
Aastrom Biosciences, Inc.	*†	411	884
Acorda Therapeutics, Inc.	*	674	15,879
Agenus, Inc.	*	284	1,488
Alexion Pharmaceuticals, Inc.	*	4,700	466,710
Alkermes plc (Ireland)	*	3,579	60,736
Allos Therapeutics, Inc.	*	3,978	7,121

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Alnylam Pharmaceuticals, Inc.	*†	2,390	$27,891
AMAG Pharmaceuticals, Inc.	*	834	12,844
Amgen, Inc.		29,207	2,133,279
Amylin Pharmaceuticals, Inc.	*	4,036	113,936
ARCA Biopharma, Inc.	*	57	28
Arena Pharmaceuticals, Inc.	*†	1,439	14,361
Ariad Pharmaceuticals, Inc.	*	5,175	89,062
Arqule, Inc.	*	864	5,124
Array BioPharma, Inc.	*	4,333	15,035
Astex Pharmaceuticals	*†	1,338	2,796
AVI BioPharma, Inc.	*	2,400	1,502
Biogen Idec, Inc.	*	6,544	944,823
BioMarin Pharmaceutical, Inc.	*	3,587	141,973
Celgene Corp.	*	19,373	1,242,972
Cell Therapeutics, Inc.	*†	15,172	8,800
Celldex Therapeutics, Inc.	*	429	2,226
Cepheid, Inc.	*†	4,930	220,617
Codexis, Inc.	*†	230	860
Cubist Pharmaceuticals, Inc.	*†	1,762	66,797
CytRx Corp.	*†	600	2,748
Dendreon Corp.	*†	4,737	35,054
Discovery Laboratories, Inc.	*	171	397
Emergent Biosolutions, Inc.	*	1,319	19,983
Entremed, Inc.	*	126	232
Enzon Pharmaceuticals, Inc.	*	1,765	12,126
Exact Sciences Corp.	*	1,250	13,400
Exelixis, Inc.	*†	2,695	14,903
Galena Biopharma, Inc.	*	209	345
Genomic Health, Inc.	*†	1,284	42,886
Geron Corp.	*	4,719	8,117
Gilead Sciences, Inc.	*	29,798	1,528,041
GTx, Inc.	*	200	706
Halozyme Therapeutics, Inc.	*†	6,362	56,367
Hemispherx Biopharma, Inc.	*†	920	256
Human Genome Sciences, Inc.	*	5,938	77,966
Immunogen, Inc.	*†	1,323	22,200
Immunomedics, Inc.	*†	2,141	7,643
Incyte Corp. Ltd.	*†	3,102	70,415
InterMune, Inc.	*	1,586	18,953
Isis Pharmaceuticals, Inc.	*†	2,216	26,592
Keryx Biopharmaceuticals, Inc.	*†	5,221	9,398
Lexicon Pharmaceuticals, Inc.	*†	2,343	5,272
Ligand Pharmaceuticals, Inc., Class B	*	815	13,806
MannKind Corp.	*†	4,492	10,287
Maxygen, Inc.	*	1,231	7,337
MediciNova, Inc.	*	91	148
Medivation, Inc.	*	1,731	158,213
Momenta Pharmaceuticals, Inc.	*	2,618	35,395
Myrexis, Inc.	*	1,031	2,691
Myriad Genetics, Inc.	*	4,124	98,027
Nabi Biopharmaceuticals	*	1,995	3,152
Neurocrine Biosciences, Inc.	*	1,479	11,699
Novavax, Inc.	*†	1,550	2,418
NPS Pharmaceuticals, Inc.	*	1,660	14,293
Onyx Pharmaceuticals, Inc.	*	1,361	90,438
Osiris Therapeutics, Inc.	*†	1,402	15,380
PDL BioPharma, Inc.	†	3,841	25,466
Peregrine Pharmaceuticals, Inc.	*	1,823	985
Progenics Pharmaceuticals, Inc.	*†	793	7,756
Regeneron Pharmaceuticals, Inc.	*	2,632	300,627
Rigel Pharmaceuticals, Inc.	*	1,882	17,503
Savient Pharmaceuticals, Inc.	*†	1,538	831

		Shares	Value
SIGA Technologies, Inc.	*†	4,649	$13,343
Synageva BioPharma Corp.	*	242	9,816
Telik, Inc.	*	58	125
Theravance, Inc.	*†	3,224	71,637
United Therapeutics Corp.	*†	1,828	90,267
Vanda Pharmaceuticals, Inc.	*	2,680	11,792
Vertex Pharmaceuticals, Inc.	*	5,197	290,616
XOMA Corp.	*†	331	993

			8,876,785

Building Products—0.1%
A.O. Smith Corp.		2,012	98,367
American Woodmark Corp.	*	800	13,680
Apogee Enterprises, Inc.		1,250	20,088
Fortune Brands Home & Security, Inc.	*	3,861	85,984
Gibraltar Industries, Inc.	*	1,188	12,331
Griffon Corp.		1,288	11,051
Lennox International, Inc.		2,437	113,637
Masco Corp.		9,464	131,266
NCI Building Systems, Inc.	*	246	2,664
Owens Corning, Inc.	*	1,100	31,394
Quanex Building Products Corp.		1,671	29,877
Simpson Manufacturing Co., Inc.		2,084	61,499
Trex Co., Inc.	*	731	21,996
U.S. Home Systems, Inc.		1,291	13,104
Universal Forest Products, Inc.		1,121	43,697
USG Corp.	*	3,348	63,779

			754,414

Capital Markets—1.9%
Affiliated Managers Group, Inc.	*	1,354	148,195
Ameriprise Financial, Inc.		9,235	482,621
Arlington Asset Investment Corp., Class A		304	6,600
Bank of New York Mellon Corp. (The)		46,996	1,031,562
BGC Partners, Inc., Class A	†	7,270	42,675
BlackRock, Inc.		4,558	774,040
Calamos Asset Management, Inc., Class A		1,800	20,610
Charles Schwab Corp. (The)		39,829	514,989
CIFC Corp.	*†	342	2,521
Cowen Group, Inc., Class A	*	2,582	6,868
Diamond Hill Investment Group, Inc.		331	25,914
E*TRADE Financial Corp.	*	13,474	108,331
Eaton Vance Corp.	†	5,282	142,350
Federated Investors, Inc., Class B	†	3,745	81,828
Franklin Resources, Inc.		6,281	697,128
GAMCO Investors, Inc., Class A		558	24,770
GFI Group, Inc.		2,520	8,971
Goldman Sachs Group, Inc. (The)		17,270	1,655,502
Greenhill & Co., Inc.	†	495	17,647
Institutional Financial Markets, Inc.		421	358
INTL FCStone, Inc.	*	507	9,810
Invesco Ltd.		16,610	375,386
Investment Technology Group, Inc.	*	2,078	19,118
Janus Capital Group, Inc.		6,411	50,134
Jefferies Group, Inc.		4,678	60,767
KBW, Inc.	†	1,604	26,386
Knight Capital Group, Inc., Class A	*	4,630	55,282
Legg Mason, Inc.		5,850	154,264
Medallion Financial Corp.		958	10,174
Morgan Stanley		60,840	887,656

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Northern Trust Corp.		8,495	$390,940
Piper Jaffray Cos.	*	963	22,563
Raymond James Financial, Inc.		3,472	118,881
Safeguard Scientifics, Inc.	*	678	10,495
SEI Investments Co.		5,918	117,709
State Street Corp.		19,892	887,979
Stifel Financial Corp.	*	2,381	73,573
SWS Group, Inc.	*	1,323	7,052
T. Rowe Price Group, Inc.		10,248	645,214
TD Ameritrade Holding Corp.		8,355	142,035
Virtus Investment Partners, Inc.	*	210	17,010
Waddell & Reed Financial, Inc., Class A		3,971	120,242
Walter Investment Management Corp.		602	14,111
Westwood Holdings Group, Inc.	†	1,027	38,266

			10,048,527

Chemicals—2.4%
A. Schulman, Inc.		1,444	28,663
Air Products & Chemicals, Inc.		6,756	545,412
Airgas, Inc.		3,075	258,331
Albemarle Corp.		3,712	221,384
Ashland, Inc.		1,520	105,351
Cabot Corp.		2,693	109,605
Calgon Carbon Corp.	*	3,184	45,276
Celanese Corp., Class A		2,979	103,133
CF Industries Holdings, Inc.		2,571	498,106
Cytec Industries, Inc.		1,644	96,404
Dow Chemical Co. (The)	†	41,287	1,300,541
E.I. Du Pont de Nemours & Co.		36,166	1,828,915
Eastman Chemical Co.		4,366	219,915
Ecolab, Inc.		10,311	706,613
Ferro Corp.	*	1,818	8,726
FMC Corp.		6,672	356,819
Georgia Gulf Corp.		50	1,284
H.B. Fuller Co.		2,570	78,899
Huntsman Corp.		5,470	70,782
International Flavors & Fragrances, Inc.		3,885	212,898
Intrepid Potash, Inc.	*	1,172	26,675
Koppers Holdings, Inc.		1,582	53,788
Kronos Worldwide, Inc.	†	2,262	35,717
Landec Corp.	*	986	8,440
LSB Industries, Inc.	*	1,411	43,614
Minerals Technologies, Inc.		868	55,361
Monsanto Co.		20,701	1,713,629
Mosaic Co. (The)		6,742	369,192
NewMarket Corp.	†	378	81,875
Olin Corp.		2,796	58,408
OM Group, Inc.	*	1,147	21,793
Omnova Solutions, Inc.	*	6,478	48,844
Penford Corp.	*	785	7,026
PolyOne Corp.		2,862	39,152
PPG Industries, Inc.		5,657	600,321
Praxair, Inc.		10,790	1,173,197
Quaker Chemical Corp.		483	22,319
RPM International, Inc.		4,832	131,430
Scotts Miracle-Gro Co. (The), Class A		1,662	68,341
Sensient Technologies Corp.		2,027	74,452
Sherwin-Williams Co. (The)		2,340	309,699
Sigma-Aldrich Corp.		3,395	250,992
Spartech Corp.	*	1,451	7,502

		Shares	Value
Stepan Co.		556	$52,364
Tredegar Corp.		1,606	23,383
Valhi, Inc.		1,533	19,147
Valspar Corp.		2,240	117,578
W.R. Grace & Co.	*	4,200	211,890
Zep, Inc.		936	12,851

			12,436,037

Commercial Banks—3.2%
1st Source Corp.		1,180	26,668
Associated Banc-Corp		5,110	67,401
BancFirst Corp.		642	26,906
BancorpSouth, Inc.	†	3,611	52,432
BancTrust Financial Group, Inc.	*	1,600	4,784
Bank of Hawaii Corp.		1,898	87,213
BB&T Corp.		24,485	755,362
BOK Financial Corp.		1,765	102,723
Boston Private Financial Holdings, Inc.	†	1,297	11,582
Bryn Mawr Bank Corp.		1,058	22,292
Capital Bank Corp.	*†	1,779	4,056
Capital City Bank Group, Inc.		1,113	8,203
CapitalSource, Inc.		19,650	132,048
Cardinal Financial Corp.		1,142	14,024
Cascade Bancorp	*†	219	1,299
Cathay General Bancorp		2,082	34,374
Catskill Litigation Trust	*‡d	582	—
Central Pacific Financial Corp.	*	103	1,454
Chemical Financial Corp.		1,552	33,368
CIT Group, Inc.	*	6,132	218,544
Citizens Republic Bancorp, Inc.	*	6,759	115,782
City Holding Co.	†	250	8,422
City National Corp./California		1,548	75,202
CoBiz Financial, Inc.		1,063	6,654
Comerica, Inc.		8,301	254,924
Commerce Bancshares, Inc./Missouri		2,723	103,202
Community Bank System, Inc.	†	1,402	38,022
Community Trust Bancorp, Inc.	†	665	22,271
Cullen/Frost Bankers, Inc.		2,502	143,840
CVB Financial Corp.	†	4,084	47,579
East West Bancorp, Inc.		7,969	186,953
Eastern Virginia Bankshares, Inc.	*	6,402	23,943
Fidelity Southern Corp.		1,503	12,986
Fifth Third Bancorp		34,539	462,823
Financial Institutions, Inc.		749	12,643
First BanCorp. (Puerto Rico)	*	322	1,275
First Bancorp/North Carolina		643	5,716
First Busey Corp.	†	2,407	11,626
First Citizens BancShares, Inc./North Carolina, Class A		254	42,329
First Commonwealth Financial Corp.		2,619	17,626
First Financial Bancorp		1,895	30,282
First Financial Bankshares, Inc.	†	500	17,280
First Horizon National Corp.		8,735	75,558
First Merchants Corp.		874	10,890
First Midwest Bancorp, Inc./Illinois		2,002	21,982
First Niagara Financial Group, Inc.		10,034	76,760
First of Long Island Corp. (The)		986	28,564
FirstMerit Corp.		3,950	65,254
FNB Corp./Pennsylvania	†	4,685	50,926
Fulton Financial Corp.	†	6,533	65,265

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Glacier Bancorp, Inc.		1,771	$27,433
Guaranty Bancorp	*	5,300	11,183
Hancock Holding Co.		2,032	61,854
Hanmi Financial Corp.	*	900	9,432
Heritage Financial Corp./Washington		332	4,864
Home Bancshares, Inc./Arkansas		1,170	35,779
Huntington Bancshares, Inc./Ohio		26,837	171,757
IBERIABANK Corp.	†	966	48,735
Independent Bank Corp./Massachusetts	†	874	25,530
Independent Bank Corp./Michigan	*†	208	522
International Bancshares Corp.		3,248	63,401
KeyCorp		27,431	212,316
M&T Bank Corp.		3,469	286,435
MB Financial, Inc.		931	20,054
Merchants Bancshares, Inc.		571	15,731
MidSouth Bancorp, Inc.		522	7,350
MidWestOne Financial Group, Inc.		552	11,868
National Penn Bancshares, Inc.		2,758	26,394
NBT Bancorp, Inc.		1,000	21,590
Old National Bancorp/Indiana		3,552	42,659
Pacific Capital Bancorp NA	*	281	12,850
Pacific Premier Bancorp, Inc.	*	976	8,198
PacWest Bancorp		894	21,161
Park National Corp.	†	728	50,778
Peoples Bancorp, Inc./Ohio	†	814	17,892
Peoples Financial Corp./Mississippi		883	8,609
Pinnacle Financial Partners, Inc.	*	1,818	35,469
PNC Financial Services Group, Inc.		20,071	1,226,539
Popular, Inc. (Puerto Rico)	*	5,380	89,362
PrivateBancorp, Inc.		1,200	17,712
Prosperity Bancshares, Inc.	†	2,300	96,669
Regions Financial Corp.		41,501	280,132
Republic Bancorp, Inc./Kentucky, Class A		1,603	35,667
Royal Bancshares of Pennsylvania, Inc., Class A	*	882	1,596
S&T Bancorp, Inc.		955	17,639
Sandy Spring Bancorp, Inc.		344	6,192
Shore Bancshares, Inc.		826	4,906
Signature Bank/New York	*	1,900	115,843
Simmons First National Corp., Class A	†	911	21,181
Sterling Bancorp/New York	†	1,476	14,730
Sterling Financial Corp./Washington	*	38	718
Suffolk Bancorp	*	1,100	14,267
SunTrust Banks, Inc.		19,144	463,859
Susquehanna Bancshares, Inc.		2,932	30,200
SVB Financial Group	*	1,437	84,381
Synovus Financial Corp.	†	41,667	82,501
TCF Financial Corp.		6,104	70,074
Texas Capital Bancshares, Inc.	*	2,821	113,940
Tompkins Financial Corp.		730	27,506
TowneBank/Virginia	†	1,448	20,272
Trustmark Corp.		2,435	59,609
U.S. Bancorp		73,433	2,361,605
UMB Financial Corp.	†	1,211	62,040
Umpqua Holdings Corp.		1,151	15,147
United Bankshares, Inc.	†	2,134	55,228
United Community Banks, Inc./Georgia	*†	454	3,891

		Shares	Value
Valley National Bancorp	†	6,899	$73,129
Washington Trust Bancorp, Inc.		500	12,190
Webster Financial Corp.		2,393	51,832
Wells Fargo & Co.		188,400	6,300,096
WesBanco, Inc.		1,699	36,121
Westamerica Bancorporation	†	1,628	76,825
Western Alliance Bancorp	*	1,400	13,104
Wintrust Financial Corp.		1,017	36,103
Zions Bancorporation		5,053	98,129

			16,992,091

Commercial Services & Supplies—0.6%
ABM Industries, Inc.		2,291	44,812
ACCO Brands Corp.	*	2,302	23,803
Avery Dennison Corp.		3,924	107,282
Brink’s Co. (The)		2,084	48,307
Cenveo, Inc.	*†	4,741	9,150
Cintas Corp.		2,017	77,876
Clean Harbors, Inc.	*	2,414	136,198
Consolidated Graphics, Inc.	*	776	22,543
Copart, Inc.	*	7,164	169,715
Corrections Corp. of America		5,700	167,865
Courier Corp.		424	5,618
Covanta Holding Corp.		4,185	71,773
Deluxe Corp.	†	2,098	52,324
EnergySolutions, Inc.	*	4,049	6,843
Ennis, Inc.		695	10,689
G&K Services, Inc., Class A		1,008	31,440
Geo Group, Inc. (The)	*	2,456	55,800
Healthcare Services Group, Inc.		5,603	108,586
Herman Miller, Inc.		3,155	58,431
HNI Corp.		2,512	64,684
Interface, Inc.		3,357	45,756
Iron Mountain, Inc.		7,146	235,532
Kimball International, Inc., Class B	†	1,500	11,550
Knoll, Inc.		2,701	36,247
McGrath RentCorp		916	24,274
Mine Safety Appliances Co.		1,444	58,107
Mobile Mini, Inc.	*	2,000	28,800
NL Industries, Inc.	†	2,111	26,324
Perma-Fix Environmental Services, Inc.	*	5,502	6,437
Pitney Bowes, Inc.	†	1,828	27,365
Portfolio Recovery Associates, Inc.	*	504	45,995
R.R. Donnelley & Sons Co.	†	8,887	104,600
Republic Services, Inc.		14,202	375,785
Rollins, Inc.		1,486	33,242
Standard Register Co. (The)	†	1,650	990
Steelcase, Inc., Class A		1,992	17,988
Stericycle, Inc.	*	3,138	287,661
Sykes Enterprises, Inc.	*	1,423	22,711
Tetra Tech, Inc.	*	2,114	55,133
TRC Cos., Inc.	*	327	1,988
United Stationers, Inc.		2,556	68,884
Viad Corp.		937	18,740
Virco Manufacturing Corp.	*	799	1,294
Waste Connections, Inc.		3,543	106,007
Waste Management, Inc.		9,462	316,031

			3,231,180

Communications Equipment—1.8%
ADTRAN, Inc.		3,197	96,517

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Alliance Fiber Optic Products, Inc.	*	963	$8,609
Anaren, Inc.	*	813	15,935
Arris Group, Inc.	*	3,613	50,257
Aruba Networks, Inc.	*	2,125	31,981
Aviat Networks, Inc.	*	2,182	6,110
Black Box Corp.		865	24,826
Blonder Tongue Laboratories, Inc.	*	2,285	2,742
Brocade Communications Systems, Inc.	*	14,008	69,059
CalAmp Corp.	*	550	4,031
Ciena Corp.	*†	5,950	97,402
Cisco Systems, Inc.		206,501	3,545,622
Comtech Telecommunications Corp.	†	1,350	38,583
Digi International, Inc.	*†	1,976	20,234
Ditech Networks, Inc.	*	1,360	1,170
EchoStar Corp., Class A	*	1,877	49,590
Emcore Corp.	*	306	1,353
Emulex Corp.	*	3,408	24,538
Extreme Networks, Inc.	*†	4,491	15,449
F5 Networks, Inc.	*	2,664	265,228
Finisar Corp.	*†	856	12,806
Harmonic, Inc.	*	2,820	12,013
Harris Corp.		3,891	162,838
Infinera Corp.	*†	4,191	28,666
InterDigital, Inc.	†	2,803	82,717
Ixia	*	2,330	28,007
JDS Uniphase Corp.	*	7,444	81,884
Juniper Networks, Inc.	*	17,553	286,289
KVH Industries, Inc.	*	375	4,687
Motorola Solutions, Inc.		12,061	580,255
NETGEAR, Inc.	*	1,206	41,619
Network Engines, Inc.	*	1,329	1,874
Numerex Corp., Class A	*†	1,800	16,740
Oclaro, Inc.	*†	363	1,104
Oplink Communications, Inc.	*	758	10,256
Optical Cable Corp.		240	1,080
Parkervision, Inc.	*†	1,052	2,504
Performance Technologies, Inc.	*	793	1,776
Plantronics, Inc.	†	1,826	60,988
Polycom, Inc.	*	8,354	87,884
Powerwave Technologies, Inc.	*	486	352
QUALCOMM, Inc.		63,004	3,508,063
Riverbed Technology, Inc.	*	3,698	59,723
Sonus Networks, Inc.	*	10,700	23,005
Sycamore Networks, Inc.	*	991	14,389
Tellabs, Inc.		19,143	63,746
UTStarcom Holdings Corp. (China)	*	4,555	5,420
ViaSat, Inc.	*	1,190	44,946
Westell Technologies, Inc., Class A	*	1,821	4,334
Zoom Technologies, Inc. (China)	*†	542	564

			9,599,765

Computers & Peripherals—4.7%
3D Systems Corp.	*†	2,316	79,068
Apple, Inc.	*	32,927	19,229,368
Avid Technology, Inc.	*†	1,448	10,759
Concurrent Computer Corp.	*	190	789

		Shares	Value
Cray, Inc.	*	714	$8,625
Dataram Corp.	*	1,175	905
Dell, Inc.	*	58,645	734,235
Diebold, Inc.		3,079	113,646
Dot Hill Systems Corp.	*	1,396	1,591
Electronics for Imaging, Inc.	*	2,638	42,868
EMC Corp.	*	74,289	1,904,027
Hewlett-Packard Co.		74,642	1,501,051
Hutchinson Technology, Inc.	*†	1,149	1,678
iGO, Inc.	*	674	283
Imation Corp.	*	1,564	9,243
Intermec, Inc.	*	2,374	14,719
Lexmark International, Inc., Class A		1,492	39,657
NCR Corp.	*	7,848	178,385
NetApp, Inc.	*	11,382	362,175
Novatel Wireless, Inc.	*	1,358	3,381
Overland Storage, Inc.	*	160	301
Presstek, Inc.	*	945	404
QLogic Corp.	*	3,731	51,077
Quantum Corp.	*	6,681	13,562
SanDisk Corp.	*	8,969	327,189
Silicon Graphics International Corp.	*†	1,843	11,832
STEC, Inc.	*	1,255	9,789
Stratasys, Inc.	*†	1,782	88,298
Synaptics, Inc.	*†	1,586	45,407
TransAct Technologies, Inc.	*	888	6,847
Western Digital Corp.	*	8,356	254,691

			25,045,850

Construction & Engineering—0.2%
AECOM Technology Corp.	*	3,236	53,232
Aegion Corp.	*	1,223	21,879
Comfort Systems USA, Inc.	†	2,179	21,834
Dycom Industries, Inc.	*	2,076	38,634
EMCOR Group, Inc.		2,908	80,901
Fluor Corp.		4,946	244,036
Furmanite Corp.	*†	1,100	5,346
Granite Construction, Inc.		1,889	49,322
Jacobs Engineering Group, Inc.	*	4,968	188,089
KBR, Inc.		6,464	159,725
Layne Christensen Co.	*	510	10,552
MasTec, Inc.	*†	2,049	30,817
Quanta Services, Inc.	*	8,861	213,284
Shaw Group, Inc. (The)	*	2,182	59,590
Tutor Perini Corp.	*	960	12,163
URS Corp.		2,934	102,338

			1,291,742

Construction Materials—0.1%
Eagle Materials, Inc.		2,083	77,779
Headwaters, Inc.	*	2,095	10,789
Martin Marietta Materials, Inc.		494	38,937
Texas Industries, Inc.	†	1,116	43,535
Vulcan Materials Co.		3,605	143,155

			314,195

Consumer Finance—0.8%
American Express Co.		34,754	2,023,030
Capital One Financial Corp.		18,869	1,031,380
Cash America International, Inc.		685	30,167
CompuCredit Holdings Corp.	*	38	138
Discover Financial Services		18,027	623,374

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Ezcorp, Inc., Class A	*	2,031	$47,647
First Marblehead Corp. (The)	*†	2,764	3,234
Nelnet, Inc., Class A		481	11,063
SLM Corp.		20,100	315,771
World Acceptance Corp.	*†	639	42,046

			4,127,850

Containers & Packaging—0.2%
AEP Industries, Inc.	*	372	16,201
AptarGroup, Inc.		3,130	159,786
Ball Corp.		6,557	269,165
Bemis Co., Inc.		1,316	41,243
Crown Holdings, Inc.	*	3,283	113,231
Greif, Inc., Class A		852	34,932
Myers Industries, Inc.		1,716	29,447
Owens-Illinois, Inc.	*	6,064	116,247
Packaging Corp. of America		4,339	122,533
Rock-Tenn Co., Class A		1,450	79,097
Sealed Air Corp.		2,704	41,750
Silgan Holdings, Inc.		908	38,763
Sonoco Products Co.		3,353	101,093

			1,163,488

Distributors—0.1%
Genuine Parts Co.		3,417	205,874
LKQ Corp.	*	7,000	233,800
Pool Corp.		2,434	98,480
VOXX International Corp.	*	1,218	11,352

			549,506

Diversified Consumer Services—0.3%
American Public Education, Inc.	*†	698	22,336
Apollo Group, Inc., Class A	*	5,209	188,514
Ascent Capital Group, Inc., Class A	*	545	28,204
Career Education Corp.	*	4,167	27,877
Coinstar, Inc.	*†	1,075	73,810
Corinthian Colleges, Inc.	*†	3,624	10,473
DeVry, Inc.		2,980	92,291
H&R Block, Inc.	†	11,402	182,204
Hillenbrand, Inc.	†	1,576	28,967
ITT Educational Services, Inc.	*†	1,873	113,785
Learning Tree International, Inc.	*	766	3,347
Matthews International Corp., Class A		1,052	34,179
Regis Corp.	†	1,818	32,651
School Specialty, Inc.	*†	854	2,784
Service Corp. International		11,775	145,657
Sotheby’s	†	2,623	87,503
Steiner Leisure Ltd. (Bahamas)	*	1,503	69,754
Stewart Enterprises, Inc., Class A	†	4,115	29,381
Strayer Education, Inc.	†	551	60,070
Universal Technical Institute, Inc.		418	5,647
Weight Watchers International, Inc.	†	1,826	94,149

			1,333,583

Diversified Financial Services—2.6%
Bank of America Corp.		407,057	3,329,726
Citigroup, Inc.		111,256	3,049,527
CME Group, Inc.		2,698	723,361
Interactive Brokers Group, Inc., Class A		1,570	23,110

		Shares	Value
IntercontinentalExchange, Inc.	*	2,776	$377,480
JPMorgan Chase & Co.		148,125	5,292,506
Leucadia National Corp.		6,084	129,407
Moody’s Corp.		6,057	221,383
MSCI, Inc.	*	3,439	116,995
NASDAQ OMX Group, Inc. (The)		5,431	123,121
NYSE Euronext		9,567	244,724
PHH Corp.	*†	2,212	38,666
PICO Holdings, Inc.	*	1,150	25,772
Resource America, Inc., Class A		1,287	8,211

			13,703,989

Diversified Telecommunication Services—2.7%
8x8, Inc.	*	3,048	12,802
Alaska Communications Systems Group, Inc.	†	2,850	5,985
AT&T, Inc.		223,413	7,966,908
CenturyLink, Inc.		19,640	775,584
Cincinnati Bell, Inc.	*†	35,531	132,175
Cogent Communications Group, Inc.	*	2,886	55,555
Frontier Communications Corp.	†	39,354	150,726
General Communication, Inc., Class A	*	2,516	20,908
HickoryTech Corp.		651	7,233
IDT Corp., Class B		1,600	15,696
Level 3 Communications, Inc.	*†	3,878	85,898
Lumos Networks Corp.		1,350	12,757
Premiere Global Services, Inc.	*†	2,174	18,240
SureWest Communications		184	3,877
tw telecom inc.	*	1,928	49,472
Verizon Communications, Inc.		105,621	4,693,797
Windstream Corp.	†	21,003	202,889

			14,210,502

Electric Utilities—2.0%
ALLETE, Inc.		1,243	51,957
American Electric Power Co., Inc.		17,879	713,372
Cleco Corp.		2,109	88,219
Duke Energy Corp.		48,292	1,113,614
Edison International		12,222	564,656
El Paso Electric Co.		1,748	57,964
Empire District Electric Co. (The)		1,197	25,257
Entergy Corp.		5,441	369,390
Exelon Corp.		31,466	1,183,751
FirstEnergy Corp.		12,192	599,724
Great Plains Energy, Inc.		3,450	73,865
Hawaiian Electric Industries, Inc.		3,066	87,442
IDACORP, Inc.		1,515	63,751
ITC Holdings Corp.		1,539	106,052
MGE Energy, Inc.		1,559	73,741
NextEra Energy, Inc.		16,813	1,156,903
Northeast Utilities		10,939	424,543
NV Energy, Inc.		7,959	139,919
OGE Energy Corp.		3,358	173,911
Otter Tail Corp.		1,095	25,043
Pepco Holdings, Inc.	†	7,066	138,282
Pinnacle West Capital Corp.		3,789	196,043
PNM Resources, Inc.		2,169	42,382
Portland General Electric Co.		1,100	29,326
PPL Corp.		16,345	454,554

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Progress Energy, Inc.		10,369	$623,903
Southern Co.		31,134	1,441,504
UIL Holdings Corp.		1,496	53,647
Unitil Corp.		420	11,130
UNS Energy Corp.		1,571	60,342
Westar Energy, Inc.		4,032	120,758
Xcel Energy, Inc.		16,552	470,242

			10,735,187

Electrical Equipment—0.6%
Active Power, Inc.	*	1,093	882
Acuity Brands, Inc.		1,873	95,354
American Superconductor Corp.	*†	1,147	5,391
AMETEK, Inc.		6,351	316,978
AZZ, Inc.	†	1,582	96,913
Babcock & Wilcox Co. (The)	*	5,852	143,374
Belden, Inc.		1,894	63,165
Brady Corp., Class A		2,402	66,079
Capstone Turbine Corp.	*†	34,249	34,591
Emerson Electric Co.		26,374	1,228,501
Encore Wire Corp.		1,400	37,492
Franklin Electric Co., Inc.		902	46,119
FuelCell Energy, Inc.	*†	93,986	94,926
General Cable Corp.	*	3,772	97,846
GrafTech International Ltd.	*	3,487	33,650
Hubbell, Inc., Class B		2,078	161,959
II-VI, Inc.	*†	1,364	22,738
LSI Industries, Inc.		1,083	7,711
Magnetek, Inc.	*	140	2,162
Orbit International Corp.	*	2,812	9,701
Plug Power, Inc.	*†	270	308
Powell Industries, Inc.	*	1,045	39,041
Regal-Beloit Corp.		1,272	79,195
Rockwell Automation, Inc.		4,331	286,106
Roper Industries, Inc.		2,980	293,768
Ultralife Corp.	*	416	1,606
Universal Security Instruments, Inc.	*	1,866	9,517
Valence Technology, Inc.	*†	6,972	4,330
Vicor Corp.		1,380	9,577

			3,288,980

Electronic Equipment, Instruments & Components—0.6%
Agilysys, Inc.	*	1,335	11,574
Amphenol Corp., Class A		5,423	297,831
Anixter International, Inc.		1,723	91,405
Arrow Electronics, Inc.	*	4,585	150,434
Avnet, Inc.	*	5,129	158,281
AVX Corp.		2,270	24,266
Badger Meter, Inc.	†	1,134	42,582
Benchmark Electronics, Inc.	*	2,520	35,154
Brightpoint, Inc.	*	2,358	12,757
Checkpoint Systems, Inc.	*	1,441	12,551
Cognex Corp.		2,023	64,028
Coherent, Inc.	*	1,348	58,368
Corning, Inc.		52,776	682,394
CTS Corp.		1,580	14,884
Daktronics, Inc.		927	6,406
Dolby Laboratories, Inc., Class A	*	1,370	56,581
DTS, Inc.	*	755	19,690
Echelon Corp.	*†	1,769	6,156
Electro Rent Corp.		950	15,419
Electro Scientific Industries, Inc.		1,421	16,796

		Shares	Value
FARO Technologies, Inc.	*	453	$19,062
FEI Co.	*	1,368	65,445
FLIR Systems, Inc.		5,608	109,356
Frequency Electronics, Inc.	*	821	6,634
ID Systems, Inc.	*	2,016	8,830
Identive Group, Inc.	*†	1,494	1,399
Ingram Micro, Inc., Class A	*	1,030	17,994
Insight Enterprises, Inc.	*	2,054	34,569
Iteris, Inc.	*	4,263	5,712
Itron, Inc.	*	955	39,384
Jabil Circuit, Inc.		8,287	168,475
Lightpath Technologies, Inc., Class A	*†	1,526	1,618
Littelfuse, Inc.		909	51,713
LRAD Corp.	*	3,686	4,386
Maxwell Technologies, Inc.	*	370	2,427
Mercury Computer Systems, Inc.	*	963	12,452
Mesa Laboratories, Inc.		1,200	55,788
Methode Electronics, Inc.	†	1,383	11,769
Molex, Inc.		1,611	38,567
MTS Systems Corp.		1,342	51,734
National Instruments Corp.		5,121	137,550
Newport Corp.	*	1,614	19,400
OSI Systems, Inc.	*	867	54,916
Park Electrochemical Corp.		1,086	28,106
PC Connection, Inc.		854	9,069
Planar Systems, Inc.	*	785	1,295
Plexus Corp.	*	1,884	53,129
Power-One, Inc.	*†	3,459	15,635
Pulse Electronics Corp.		1,866	3,676
Radisys Corp.	*	961	6,035
Research Frontiers, Inc.	*†	752	2,346
Rofin-Sinar Technologies, Inc.	*	2,200	41,646
Rogers Corp.	*	803	31,807
Sanmina-SCI Corp.	*	3,577	29,296
ScanSource, Inc.	*	1,126	34,501
Sigmatron International, Inc.	*	282	945
SYNNEX Corp.	*	104	3,587
Tech Data Corp.	*	2,057	99,086
Trimble Navigation Ltd.	*	4,318	198,671
TTM Technologies, Inc.	*	1,639	15,423
Universal Display Corp.	*†	1,350	48,519
Vishay Intertechnology, Inc.	*†	6,172	58,202
Vishay Precision Group, Inc.	*	440	6,138
Wayside Technology Group, Inc.		1,787	22,069
Zygo Corp.	*	967	17,271

			3,423,189

Energy Equipment & Services—1.7%
Atwood Oceanics, Inc.	*	1,298	49,116
Baker Hughes, Inc.		13,177	541,575
Basic Energy Services, Inc.	*†	1,600	16,512
Bristow Group, Inc.		982	39,938
Cal Dive International, Inc.	*	4,816	13,966
Cameron International Corp.	*	9,319	398,014
CARBO Ceramics, Inc.	†	1,137	87,242
Dawson Geophysical Co.	*	924	22,010
Diamond Offshore Drilling, Inc.		1,577	93,248
Dresser-Rand Group, Inc.	*	2,924	130,235
Dril-Quip, Inc.	*	880	57,719
Exterran Holdings, Inc.	*	2,465	31,429
FMC Technologies, Inc.	*	8,237	323,138
Gulfmark Offshore, Inc., Class A	*	1,000	34,040
Halliburton Co.		32,022	909,105

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Helix Energy Solutions Group, Inc.	*	3,853	$63,228
Helmerich & Payne, Inc.		3,926	170,702
Hercules Offshore, Inc.	*	5,226	18,500
Hornbeck Offshore Services, Inc.	*†	1,800	69,804
ION Geophysical Corp.	*	6,136	40,436
Key Energy Services, Inc.	*	7,257	55,153
Lufkin Industries, Inc.	†	2,000	108,640
Matrix Service Co.	*	468	5,312
McDermott International, Inc.	*	11,704	130,383
Mitcham Industries, Inc.	*	1,100	18,667
Nabors Industries Ltd. (Bermuda)	*	10,988	158,227
National Oilwell Varco, Inc.		16,517	1,064,355
Newpark Resources, Inc.	*	3,484	20,556
Oceaneering International, Inc.		4,464	213,647
Oil States International, Inc.	*	2,026	134,121
OYO Geospace Corp.	*	550	49,494
Parker Drilling Co.	*	3,755	16,935
Patterson-UTI Energy, Inc.		6,712	97,727
PHI, Inc.	*	774	21,525
Pioneer Drilling Co.	*	2,700	21,519
Rowan Cos. plc, Class A (United Kingdom)	*	3,918	126,669
Schlumberger Ltd.		52,043	3,378,111
SEACOR Holdings, Inc.	*	713	63,728
Superior Energy Services, Inc.	*	4,034	81,608
Tesco Corp.	*	3,185	38,220
TETRA Technologies, Inc.	*	2,352	16,770
Tidewater, Inc.		78	3,616
Unit Corp.	*	1,702	62,787

			8,997,727

Food & Staples Retailing—2.1%
Andersons, Inc. (The)	†	700	29,862
Arden Group, Inc., Class A		260	22,675
Casey’s General Stores, Inc.		1,608	94,856
Costco Wholesale Corp.		13,209	1,254,855
CVS Caremark Corp.		46,763	2,185,235
Harris Teeter Supermarkets, Inc.		1,967	80,627
Kroger Co. (The)		14,687	340,592
Nash Finch Co.		674	14,477
Pantry, Inc. (The)	*	1,200	17,640
Rite Aid Corp.	*	25,982	36,375
Safeway, Inc.	†	8,825	160,174
SUPERVALU, Inc.	†	8,154	42,238
Sysco Corp.	†	22,511	671,053
United Natural Foods, Inc.	*	1,912	104,892
Walgreen Co.		34,325	1,015,333
Wal-Mart Stores, Inc.		63,901	4,455,178
Weis Markets, Inc.		382	17,007
Whole Foods Market, Inc.		5,036	480,031

			11,023,100

Food Products—1.7%
Archer-Daniels-Midland Co.		23,265	686,783
Bridgford Foods Corp.	*†d	—	—
Bunge Ltd.		4,700	294,878
Campbell Soup Co.	†	5,629	187,896
Chiquita Brands International, Inc.	*†	2,150	10,750
ConAgra Foods, Inc.		14,190	367,947
Darling International, Inc.	*	3,150	51,944
Dean Foods Co.	*	6,281	106,965

		Shares	Value
Farmer Bros. Co.	*†	930	$7,403
Flowers Foods, Inc.		6,210	144,258
Fresh Del Monte Produce, Inc.		567	13,307
General Mills, Inc.		21,313	821,403
Green Mountain Coffee Roasters, Inc.	*†	4,435	96,594
Griffin Land & Nurseries, Inc.	†	650	18,194
H.J. Heinz Co.		10,532	572,730
Hain Celestial Group, Inc. (The)	*	1,426	78,487
Hershey Co. (The)		6,664	480,008
Hillshire Brands Co.	d	—	—
Hillshire Brands Co.		4,327	125,440
Hormel Foods Corp.		6,390	194,384
Ingredion, Inc.		3,164	156,681
Inventure Foods, Inc.	*	5,272	33,214
J&J Snack Foods Corp.		761	44,975
J.M. Smucker Co. (The)		4,592	346,788
Kellogg Co.		8,673	427,839
Kraft Foods, Inc., Class A		59,086	2,281,901
Lancaster Colony Corp.	†	1,389	98,911
McCormick & Co., Inc.		4,101	248,726
Mead Johnson Nutrition Co.		4,802	386,609
Post Holdings, Inc.	*	1,156	35,547
Ralcorp Holdings, Inc.	*	2,312	154,303
Sanderson Farms, Inc.	†	864	39,588
Smithfield Foods, Inc.	*	4,682	101,272
Snyders-Lance, Inc.		1,370	34,565
Tootsie Roll Industries, Inc.	†	661	15,771
TreeHouse Foods, Inc.	*	1,256	78,236
Tyson Foods, Inc., Class A		10,231	192,650

			8,936,947

Gas Utilities—0.3%
AGL Resources, Inc.		3,698	143,298
Atmos Energy Corp.		2,732	95,811
Chesapeake Utilities Corp.		949	41,490
Delta Natural Gas Co., Inc.	†	760	16,515
Laclede Group, Inc. (The)		1,025	40,805
National Fuel Gas Co.		3,639	170,960
New Jersey Resources Corp.		1,681	73,308
Northwest Natural Gas Co.	†	1,183	56,311
ONEOK, Inc.		7,816	330,695
Piedmont Natural Gas Co., Inc.	†	2,740	88,201
Questar Corp.		7,412	154,614
South Jersey Industries, Inc.		2,014	102,654
Southwest Gas Corp.		1,252	54,650
UGI Corp.		2,720	80,050
WGL Holdings, Inc.		2,315	92,021

			1,541,383

Health Care Equipment & Supplies—1.7%
Abaxis, Inc.	*	749	27,713
ABIOMED, Inc.	*†	886	20,219
Alere, Inc.	*	3,011	58,534
Align Technology, Inc.	*	2,449	81,944
Analogic Corp.		593	36,766
Baxter International, Inc.		19,308	1,026,220
Becton Dickinson and Co.		7,370	550,907
Biolase, Inc.	*	807	1,574
Boston Scientific Corp.	*	53,540	303,572
C.R. Bard, Inc.		2,876	308,997
CareFusion Corp.	*	6,833	175,471
Cerus Corp.	*	1,010	3,353
Conceptus, Inc.	*	1,047	20,752

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
CONMED Corp.		1,362	$37,687
Cooper Cos., Inc. (The)		1,627	129,770
CryoLife, Inc.	*	937	4,901
Cyberonics, Inc.	*	956	42,963
DENTSPLY International, Inc.	†	5,668	214,307
Edwards Lifesciences Corp.	*	4,494	464,230
Gen-Probe, Inc.	*	1,849	151,988
Greatbatch, Inc.	*	942	21,393
Haemonetics Corp.	*	1,157	85,745
Hill-Rom Holdings, Inc.		1,576	48,620
Hologic, Inc.	*	9,792	176,648
ICU Medical, Inc.	*†	605	32,295
IDEXX Laboratories, Inc.	*†	1,985	190,818
Integra LifeSciences Holdings Corp.	*	1,190	44,244
Intuitive Surgical, Inc.	*	1,260	697,775
Invacare Corp.		1,333	20,568
Masimo Corp.	*	1,500	33,570
Medtronic, Inc.		39,854	1,543,545
Meridian Bioscience, Inc.	†	1,158	23,693
Merit Medical Systems, Inc.	*	3,149	43,488
NuVasive, Inc.	*	990	25,106
OraSure Technologies, Inc.	*	1,687	18,962
Palomar Medical Technologies, Inc.	*	1,116	9,486
ResMed, Inc.	*†	6,068	189,322
RTI Biologics, Inc.	*	807	3,034
Spectranetics Corp.	*	1,045	11,934
St. Jude Medical, Inc.		11,448	456,890
Staar Surgical Co.	*	848	6,589
STERIS Corp.		2,777	87,114
Stryker Corp.		10,105	556,785
SurModics, Inc.	*	675	11,677
Teleflex, Inc.		1,322	80,523
Theragenics Corp.	*	1,492	2,999
ThermoGenesis Corp.	*	1,079	1,025
Thoratec Corp.	*	2,306	77,435
Urologix, Inc.	*	1,050	808
Varian Medical Systems, Inc.	*	4,761	289,326
Volcano Corp.	*	1,970	56,440
West Pharmaceutical Services, Inc.		1,704	86,035
Wright Medical Group, Inc.	*	1,309	27,947
Young Innovations, Inc.		677	23,350
Zimmer Holdings, Inc.		6,941	446,723

			9,093,780

Health Care Providers & Services—2.2%
Aetna, Inc.		12,020	466,015
Alliance HealthCare Services, Inc.	*	1,429	1,426
Almost Family, Inc.	*	422	9,427
Amedisys, Inc.	*†	1,698	21,140
AMERIGROUP Corp.	*†	1,157	76,258
AmerisourceBergen Corp.		11,686	459,844
AMN Healthcare Services, Inc.	*	1,507	8,937
Amsurg Corp.	*	1,423	42,662
BioScrip, Inc.	*	1,095	8,136
Brookdale Senior Living, Inc.	*	2,200	39,028
Cardinal Health, Inc.		13,667	574,014
CardioNet, Inc.	*	1,151	2,337
Catalyst Health Solutions, Inc.	*	1,864	174,172
Centene Corp.	*	1,972	59,476
Chemed Corp.		1,162	70,231
Chindex International, Inc.	*	822	8,056
Cigna Corp.		7,259	319,396
Community Health Systems, Inc.	*	4,282	120,024

		Shares	Value
Coventry Health Care, Inc.		5,198	$165,244
Cross Country Healthcare, Inc.	*	1,339	5,851
DaVita, Inc.	*	3,507	344,422
Express Scripts Holding Co.	*	30,253	1,689,025
Gentiva Health Services, Inc.	*	1,474	10,215
Hanger, Inc.	*	1,083	27,768
HCA Holdings, Inc.		3,319	100,997
Health Management Associates, Inc., Class A	*	9,953	78,131
Health Net, Inc.	*	3,209	77,882
Healthways, Inc.	*	1,362	10,869
Henry Schein, Inc.	*	3,652	286,645
HMS Holdings Corp.	*	4,230	140,901
Humana, Inc.		4,622	357,928
Kindred Healthcare, Inc.	*	2,148	21,115
Laboratory Corp. of America Holdings	*†	3,138	290,610
Landauer, Inc.		598	34,283
LCA-Vision, Inc.	*	616	2,649
LifePoint Hospitals, Inc.	*	2,149	88,066
Lincare Holdings, Inc.		3,193	108,626
Magellan Health Services, Inc.	*	1,400	63,462
McKesson Corp.		9,930	930,938
MEDNAX, Inc.	*†	2,182	149,554
National Healthcare Corp.		431	19,494
National Research Corp.		1,250	65,438
Omnicare, Inc.		4,277	133,571
Owens & Minor, Inc.	†	2,434	74,553
Patterson Cos., Inc.		5,546	191,171
PDI, Inc.	*	703	5,793
PharMerica Corp.	*	1,365	14,906
PSS World Medical, Inc.	*†	3,574	75,018
Psychemedics Corp.		302	3,108
Quest Diagnostics, Inc.		3,899	233,550
Sun Healthcare Group, Inc.	*	694	5,809
Sunrise Senior Living, Inc.	*†	1,950	14,216
Tenet Healthcare Corp.	*	19,289	101,074
U.S. Physical Therapy, Inc.		1,300	33,059
UnitedHealth Group, Inc.		37,545	2,196,382
Universal American Corp.	*	1,812	19,080
Universal Health Services, Inc., Class B		2,466	106,433
VCA Antech, Inc.	*	3,442	75,655
WellCare Health Plans, Inc.	*	1,500	79,500
WellPoint, Inc.		12,343	787,360

			11,680,930

Health Care Technology—0.1%
Allscripts Healthcare Solutions, Inc.	*	4,515	49,349
Authentidate Holding Corp.	*	1,023	665
Cerner Corp.	*	6,088	503,234
Mediware Information Systems, Inc.	*	1,088	15,885
Omnicell, Inc.	*	783	11,463
Quality Systems, Inc.	†	1,536	42,255

			622,851

Hotels, Restaurants & Leisure—2.1%
Ameristar Casinos, Inc.		300	5,331
Bally Technologies, Inc.	*	1,971	91,967
Biglari Holdings, Inc.	*	63	24,343
Bob Evans Farms, Inc.		1,465	58,893
Boyd Gaming Corp.	*†	2,619	18,857

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Brinker International, Inc.		5,167	$164,672
Buffalo Wild Wings, Inc.	*†	867	75,117
Carnival Corp.		11,468	393,008
CEC Entertainment, Inc.		1,614	58,701
Cheesecake Factory, Inc. (The)	*†	3,444	110,070
Chipotle Mexican Grill, Inc.	*	1,003	381,090
Choice Hotels International, Inc.		1,616	64,527
Churchill Downs, Inc.		638	37,508
Cracker Barrel Old Country Store, Inc.		2,120	133,136
Darden Restaurants, Inc.	†	3,930	198,976
DineEquity, Inc.	*	1,079	48,167
Dover Downs Gaming & Entertainment, Inc.		1,710	5,147
Dover Motorsports, Inc.	*	1,645	2,139
Gaylord Entertainment Co.	*†	1,772	68,328
International Game Technology		7,153	112,660
International Speedway Corp., Class A		1,190	31,154
Interval Leisure Group, Inc.		1,886	35,853
Isle of Capri Casinos, Inc.	*	1,250	7,713
Jack in the Box, Inc.	*	2,874	80,127
Krispy Kreme Doughnuts, Inc.	*	2,573	16,441
Las Vegas Sands Corp.		16,217	705,277
Life Time Fitness, Inc.	*†	1,774	82,509
Marcus Corp.	†	1,505	20,709
Marriott International, Inc., Class A	†	10,755	421,596
Marriott Vacations Worldwide Corp.	*	1,075	33,303
McDonald’s Corp.		37,036	3,278,797
MGM Resorts International	*	8,952	99,904
Morgans Hotel Group Co.	*	2,300	10,810
Multimedia Games Holding Co., Inc.	*	1,202	16,828
Orient-Express Hotels Ltd., Class A (Bermuda)	*	1,577	13,199
P.F. Chang’s China Bistro, Inc.	†	1,089	56,051
Panera Bread Co., Class A	*	1,250	174,300
Papa John’s International, Inc.	*	1,610	76,588
Peet’s Coffee & Tea, Inc.	*†	637	38,245
Penn National Gaming, Inc.	*	2,586	115,310
Pinnacle Entertainment, Inc.	*	1,629	15,671
Red Robin Gourmet Burgers, Inc.	*	692	21,113
Royal Caribbean Cruises Ltd.		7,613	198,166
Ruby Tuesday, Inc.	*	2,816	19,177
Scientific Games Corp., Class A	*	2,517	21,520
Shuffle Master, Inc.	*	1,527	21,073
Sonic Corp.	*	3,730	37,375
Speedway Motorsports, Inc.		149	2,520
Starbucks Corp.		24,221	1,291,464
Starwood Hotels & Resorts Worldwide, Inc.		7,939	421,085
Texas Roadhouse, Inc.		3,070	56,580
Vail Resorts, Inc.	†	1,491	74,669
Wendy’s Co. (The)	†	25,109	118,514
WMS Industries, Inc.	*	564	11,252
Wyndham Worldwide Corp.		6,992	368,758
Wynn Resorts Ltd.		2,554	264,901
Yum! Brands, Inc.		14,951	963,143

			11,274,332

		Shares	Value
Household Durables—0.3%
American Greetings Corp., Class A	†	2,760	$40,351
Bassett Furniture Industries, Inc.		1,139	11,743
Beazer Homes USA, Inc.	*†	34,087	110,783
Blyth, Inc.		920	31,795
D.R. Horton, Inc.	†	3,903	71,737
Ethan Allen Interiors, Inc.	†	1,551	30,912
Furniture Brands International, Inc.	*	2,341	2,903
Harman International Industries, Inc.		2,728	108,029
Helen of Troy Ltd. (Bermuda)	*	1,333	45,175
Hovnanian Enterprises, Inc., Class A	*	15,517	44,999
Jarden Corp.		2,055	86,351
KB Home	†	3,248	31,830
Kid Brands, Inc.	*	1,156	2,312
La-Z-Boy, Inc.	*	2,404	29,545
Leggett & Platt, Inc.	†	2,928	61,869
Lennar Corp., Class A	†	5,675	175,414
M/I Homes, Inc.	*	610	10,565
MDC Holdings, Inc.		1,091	35,643
Meritage Homes Corp.	*	1,300	44,122
Mohawk Industries, Inc.	*	868	60,613
Newell Rubbermaid, Inc.		3,792	68,787
NVR, Inc.	*	112	95,200
PulteGroup, Inc.	*	13,539	144,867
Ryland Group, Inc. (The)	†	1,852	47,374
Skyline Corp.		720	3,658
Standard Pacific Corp.	*†	2,568	15,896
Tempur-Pedic International, Inc.	*	1,346	31,483
Toll Brothers, Inc.	*	4,132	122,844
Tupperware Brands Corp.		2,427	132,903
Universal Electronics, Inc.	*	639	8,416
Whirlpool Corp.		1,858	113,635

			1,821,754

Household Products—1.9%
Central Garden and Pet Co., Class A	*	1,230	13,395
Church & Dwight Co., Inc.		5,138	285,005
Clorox Co. (The)		4,503	326,287
Colgate-Palmolive Co.		16,371	1,704,221
Energizer Holdings, Inc.	*	1,856	139,664
Kimberly-Clark Corp.	†	13,185	1,104,507
Procter & Gamble Co. (The)		102,376	6,270,530
WD-40 Co.		949	47,270

			9,890,879

Independent Power Producers & Energy Traders—0.2%
AES Corp. (The)	*	26,935	345,576
Calpine Corp.	*	16,000	264,160
Dynegy, Inc.	*	25,395	14,856
Genie Energy Ltd., Class B		1,600	12,432
GenOn Energy, Inc.	*	15,396	26,327
NRG Energy, Inc.	*	8,000	138,880
Tegal Corp.	*	62	212

			802,443

Industrial Conglomerates—2.2%
3M Co.		24,174	2,165,990
Carlisle Cos., Inc.		2,452	130,005
Danaher Corp.		16,656	867,445
General Electric Co.		395,685	8,246,075
Seaboard Corp.	*	18	38,394
Standex International Corp.	†	724	30,821

			11,478,730

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Insurance—3.4%
Aflac, Inc.		19,465	$829,014
Alleghany Corp.	*	66	22,423
Allstate Corp. (The)		18,288	641,726
Alterra Capital Holdings Ltd. (Bermuda)		1,915	44,715
American Equity Investment Life Holding Co.	†	4,302	47,365
American Financial Group, Inc.		2,657	104,234
American International Group, Inc.	*	14,067	451,410
American National Insurance Co.		945	67,350
Arch Capital Group Ltd. (Bermuda)	*	4,284	170,032
Argo Group International Holdings Ltd. (Bermuda)		899	26,314
Arthur J. Gallagher & Co.		3,230	113,276
Aspen Insurance Holdings Ltd. (Bermuda)		3,512	101,497
Assurant, Inc.		1,358	47,313
Assured Guaranty Ltd. (Bermuda)		7,538	106,286
Axis Capital Holdings Ltd. (Bermuda)		5,691	185,242
Baldwin & Lyons, Inc., Class B		945	21,962
Berkshire Hathaway, Inc., Class B	*	68,409	5,700,522
Brown & Brown, Inc.		5,036	137,332
Chubb Corp. (The)		8,118	591,153
Cincinnati Financial Corp.		6,036	229,791
CNA Financial Corp.		1,422	39,418
CNO Financial Group, Inc.		6,600	51,480
Crawford & Co., Class B	†	1,891	7,734
EMC Insurance Group, Inc.		341	6,888
Employers Holdings, Inc.		2,770	49,971
Endurance Specialty Holdings Ltd. (Bermuda)		2,698	103,387
Erie Indemnity Co., Class A		1,023	73,257
Everest Re Group Ltd. (Bermuda)		2,468	255,413
FBL Financial Group, Inc., Class A		1,275	35,713
Fidelity National Financial, Inc., Class A		8,236	158,625
First American Financial Corp.		3,159	53,577
Genworth Financial, Inc., Class A	*	16,181	91,584
Hanover Insurance Group, Inc. (The)		2,346	91,799
Hartford Financial Services Group, Inc.		15,915	280,581
HCC Insurance Holdings, Inc.		3,999	125,569
Hilltop Holdings, Inc.	*	1,180	12,166
Horace Mann Educators Corp.		2,000	34,960
Independence Holding Co.		1,056	10,402
Infinity Property & Casualty Corp.		810	46,713
Kansas City Life Insurance Co.		902	31,741
Kemper Corp.		1,906	58,610
Lincoln National Corp.		10,899	238,361
Loews Corp.		6,027	246,565
Markel Corp.	*	152	67,138
Marsh & McLennan Cos., Inc.		15,676	505,237
MBIA, Inc.	*†	5,212	56,342
Mercury General Corp.		1,109	46,212
MetLife, Inc.		32,137	991,426
Montpelier Re Holdings Ltd. (Bermuda)		3,734	79,497
National Financial Partners Corp.	*	1,495	20,033
Navigators Group, Inc. (The)	*	938	46,947
Old Republic International Corp.		10,195	84,517
PartnerRe Ltd. (Bermuda)		2,300	174,041
Phoenix Cos., Inc. (The)	*	4,217	7,801
Platinum Underwriters Holdings Ltd. (Bermuda)		2,734	104,165
Presidential Life Corp.		1,144	11,246
Principal Financial Group, Inc.		10,891	285,671

		Shares	Value
ProAssurance Corp.		1,647	$146,731
Progressive Corp. (The)	†	18,475	384,834
Protective Life Corp.		3,130	92,053
Prudential Financial, Inc.		17,746	859,439
Reinsurance Group of America, Inc.		1,440	76,622
RenaissanceRe Holdings Ltd. (Bermuda)		2,900	220,429
RLI Corp.	†	1,164	79,385
Safety Insurance Group, Inc.		850	34,544
Selective Insurance Group, Inc.		2,122	36,944
StanCorp Financial Group, Inc.		2,460	91,414
State Auto Financial Corp.		488	6,856
Stewart Information Services Corp.	†	1,239	19,019
Torchmark Corp.		5,434	274,689
Tower Group, Inc.	†	1,736	36,230
Travelers Cos., Inc. (The)		12,194	778,465
United Fire Group, Inc.		1,250	26,662
Unum Group		7,547	144,374
Validus Holdings Ltd. (Bermuda)		3,553	113,803
W.R. Berkley Corp.		2,501	97,339
White Mountains Insurance Group Ltd.		300	156,525

			17,900,101

Internet & Catalog Retail—0.9%
1-800-Flowers.com, Inc., Class A	*	793	2,767
Amazon.com, Inc.	*	13,403	3,060,575
dELiA*s, Inc.	*	925	1,434
Expedia, Inc.	†	3,588	172,475
Geeknet, Inc.	*	201	3,984
Hollywood Media Corp.	*	998	1,198
HSN, Inc.		1,886	76,100
Liberty Interactive Corp., Series A	*	16,418	292,076
Netflix, Inc.	*†	1,859	127,286
Overstock.com, Inc.	*†	770	5,321
priceline.com, Inc.	*	1,548	1,028,677
TripAdvisor, Inc.	*	3,588	160,348
Valuevision Media, Inc., Class A	*	1,741	3,621

			4,935,862

Internet Software & Services—1.9%
Akamai Technologies, Inc.	*	7,479	237,458
AOL, Inc.	*	3,989	112,011
Autobytel, Inc.	*	1,384	1,042
Blucora, Inc.	*	1,323	16,299
CoStar Group, Inc.	*	770	62,524
DealerTrack Holdings, Inc.	*†	1,800	54,198
Digital River, Inc.	*	1,627	27,041
EarthLink, Inc.		5,814	43,256
eBay, Inc.	*	40,546	1,703,337
Equinix, Inc.	*	1,323	232,385
Facebook, Inc., Class A	*†	14,600	454,352
Google, Inc., Class A	*	9,291	5,389,430
IAC/InterActiveCorp		2,481	113,134
Internap Network Services Corp.	*	1,297	8,443
Inuvo, Inc.	*	306	208
j2 Global, Inc.	†	1,614	42,642
Keynote Systems, Inc.		1,400	20,790
LivePerson, Inc.	*	3,333	63,527
Looksmart Ltd.	*	500	389
Monster Worldwide, Inc.	*†	4,681	39,789
Move, Inc.	*	1,840	16,762
NIC, Inc.		2,450	31,115
Rackspace Hosting, Inc.	*	985	43,281
RealNetworks, Inc.		1,461	12,623
Saba Software, Inc.	*	1,576	14,625

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Stamps.com, Inc.	*	1,050	$25,904
support.com, Inc.	*	1,562	4,983
United Online, Inc.		2,509	10,588
Unwired Planet, Inc.	*	2,570	5,911
ValueClick, Inc.	*	4,058	66,511
VeriSign, Inc.	*	8,080	352,046
Web.com Group, Inc.	*	308	5,643
WebMD Health Corp.	*	2,424	49,716
WebMediaBrands, Inc.	*	1,450	914
XO Group, Inc.	*	2,304	20,436
Yahoo! Inc.	*	43,481	688,304
Zix Corp.	*	1,015	2,639

			9,974,256

IT Services—3.4%
Acxiom Corp.	*	3,451	52,145
Alliance Data Systems Corp.	*†	1,955	263,925
Automatic Data Processing, Inc.		17,041	948,502
Broadridge Financial Solutions, Inc.		5,748	122,260
CACI International, Inc., Class A	*	1,198	65,914
CIBER, Inc.	*	2,444	10,534
Cognizant Technology Solutions Corp., Class A	*	11,127	667,620
Computer Sciences Corp.		3,563	88,434
Convergys Corp.		5,933	87,630
CoreLogic, Inc.	*	3,159	57,841
CSG Systems International, Inc.	*	2,153	37,204
DST Systems, Inc.		2,518	136,753
Edgewater Technology, Inc.	*	1,533	5,963
Euronet Worldwide, Inc.	*	1,056	18,079
Fidelity National Information Services, Inc.		9,512	324,169
Fiserv, Inc.	*	3,747	270,608
Forrester Research, Inc.		963	32,607
Gartner, Inc.	*	1,179	50,756
Global Payments, Inc.		3,238	139,979
Hackett Group, Inc. (The)	*	1,140	6,350
iGATE Corp.	*	1,397	23,777
International Business Machines Corp.		41,470	8,110,703
Jack Henry & Associates, Inc.		3,591	123,961
Lender Processing Services, Inc.		4,048	102,333
Lionbridge Technologies, Inc.	*	1,165	3,670
Management Network Group, Inc.	*	320	685
Mantech International Corp., Class A	†	1,217	28,563
Mastercard, Inc., Class A		3,819	1,642,590
MAXIMUS, Inc.		2,104	108,882
ModusLink Global Solutions, Inc.	*	1,007	3,011
MoneyGram International, Inc.	*	468	6,833
NeuStar, Inc., Class A	*	3,140	104,876
Online Resources Corp.	*	700	1,701
Paychex, Inc.		9,849	309,357
Pfsweb, Inc.	*	1,209	3,434
SAIC, Inc.		8,529	103,371
Sapient Corp.		4,150	41,790
StarTek, Inc.	*	994	2,883
Syntel, Inc.		1,554	94,328
TeleTech Holdings, Inc.	*	2,738	43,808
Teradata Corp.	*	6,451	464,536
Total System Services, Inc.		6,935	165,954
Unisys Corp.	*†	1,371	26,803
VeriFone Systems, Inc.	*†	3,103	102,678
Visa, Inc., Class A		18,001	2,225,464
Western Union Co. (The)		25,245	425,126

		Shares	Value
Wright Express Corp.	*	1,750	$108,010

			17,766,400

Leisure Equipment & Products—0.2%
Arctic Cat, Inc.	*	1,857	67,892
Brunswick Corp.		3,797	84,369
Callaway Golf Co.	†	2,881	17,027
Hasbro, Inc.	†	2,107	71,364
JAKKS Pacific, Inc.	†	925	14,809
LeapFrog Enterprises, Inc.	*	1,261	12,938
Mattel, Inc.		8,487	275,318
Nautilus, Inc.	*	1,359	4,498
Polaris Industries, Inc.		2,406	171,981
Steinway Musical Instruments, Inc.	*	683	16,734
Sturm Ruger & Co., Inc.	†	3,296	132,334

			869,264

Life Sciences Tools & Services—0.6%
Affymetrix, Inc.	*	2,525	11,842
Agilent Technologies, Inc.		10,372	406,997
Albany Molecular Research, Inc.	*	1,371	3,496
Bio-Rad Laboratories, Inc., Class A	*	623	62,306
Bruker Corp.	*	1,667	22,188
Cambrex Corp.	*	1,258	11,838
Charles River Laboratories International, Inc.	*	2,755	90,254
Covance, Inc.	*	2,839	135,846
Enzo Biochem, Inc.	*	1,353	2,260
eResearchTechnology, Inc.	*	2,056	16,428
Furiex Pharmaceuticals, Inc.	*	394	8,254
Illumina, Inc.	*†	4,535	183,169
Life Technologies Corp.	*	7,474	336,255
Luminex Corp.	*	1,070	26,204
Mettler-Toledo International, Inc.	*	913	142,291
PAREXEL International Corp.	*	2,306	65,098
PerkinElmer, Inc.		5,266	135,863
Sequenom, Inc.	*†	19,756	80,209
Techne Corp.		1,736	128,811
Thermo Fisher Scientific, Inc.		14,773	766,867
Waters Corp.	*	3,878	308,185

			2,944,661

Machinery—2.2%
Actuant Corp., Class A		2,022	54,918
AGCO Corp.	*	3,068	140,300
Albany International Corp., Class A		1,437	26,886
American Railcar Industries, Inc.	*	1,200	32,520
Ampco-Pittsburgh Corp.		613	11,236
Astec Industries, Inc.	*	821	25,188
Barnes Group, Inc.		2,018	49,017
Blount International, Inc.	*	1,532	22,444
Briggs & Stratton Corp.	†	1,822	31,867
Caterpillar, Inc.		21,496	1,825,225
Chart Industries, Inc.	*	1,070	73,573
CIRCOR International, Inc.		711	24,238
CLARCOR, Inc.		2,354	113,369
Crane Co.		2,467	89,749
Cummins, Inc.		5,514	534,362
Deere & Co.		15,887	1,284,782
Donaldson Co., Inc.		4,058	135,415
Dover Corp.		5,761	308,847
Eaton Corp.	†	11,582	458,995
EnPro Industries, Inc.	*†	981	36,660
ESCO Technologies, Inc.		1,222	44,530
Federal Signal Corp.	*	2,159	12,609

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Flow International Corp.	*	2,200	$6,930
Flowserve Corp.		2,375	272,531
FreightCar America, Inc.		900	20,673
Gardner Denver, Inc.		1,836	97,143
Graco, Inc.		2,883	132,849
Harsco Corp.		3,646	74,305
Hurco Cos., Inc.	*	300	6,147
IDEX Corp.		3,304	128,790
Illinois Tool Works, Inc.		16,815	889,345
ITT Corp.		2,488	43,789
John Bean Technologies Corp.		1,164	15,795
Joy Global, Inc.		4,237	240,365
Kadant, Inc.	*	721	16,907
Kaydon Corp.	†	1,422	30,417
Kennametal, Inc.		3,196	105,947
Lincoln Electric Holdings, Inc.		3,754	164,388
Lindsay Corp.		808	52,439
Manitowoc Co., Inc. (The)	†	5,044	59,015
Meritor, Inc.	*	2,791	14,569
Middleby Corp.	*	984	98,016
Mueller Industries, Inc.		1,592	67,803
Mueller Water Products, Inc., Class A		3,000	10,380
NACCO Industries, Inc., Class A		309	35,921
Navistar International Corp.	*†	2,436	69,109
Nordson Corp.		3,044	156,127
Oshkosh Corp.	*	2,868	60,085
PACCAR, Inc.		14,853	582,089
Pall Corp.		3,831	209,977
Parker Hannifin Corp.		5,068	389,628
Pentair, Inc.		3,618	138,497
Robbins & Myers, Inc.		2,604	108,899
Sauer-Danfoss, Inc.		1,531	53,478
Snap-on, Inc.		2,419	150,583
SPX Corp.		2,157	140,895
Stanley Black & Decker, Inc.		5,209	335,251
Tecumseh Products Co., Class A	*	712	3,596
Tennant Co.		1,280	51,136
Terex Corp.	*†	4,124	73,531
Timken Co.		3,702	169,515
Titan International, Inc.	†	1,356	33,263
Toro Co. (The)		1,020	74,756
Trinity Industries, Inc.		3,051	76,214
Valmont Industries, Inc.		1,162	140,567
Wabash National Corp.	*	6,441	42,639
Wabtec Corp.		1,737	135,503
Watts Water Technologies, Inc., Class A		1,225	40,842
Woodward, Inc.		2,448	96,549
Xylem, Inc.		4,977	125,271

			11,379,194

Marine—0.0%
Alexander & Baldwin Holdings, Inc.		1,466	78,064
Eagle Bulk Shipping, Inc.	*†	912	2,882
Genco Shipping & Trading Ltd.	*	2,042	6,228
Kirby Corp.	*	2,358	111,015

			198,189

Media—2.9%
A.H. Belo Corp., Class A		944	3,795
AMC Networks, Inc., Class A	*	2,261	80,379
Arbitron, Inc.		1,298	45,430

		Shares	Value
Belo Corp., Class A		4,721	$30,403
Cablevision Systems Corp., Class A	†	9,044	120,195
CBS Corp., Class B		23,133	758,300
Clear Channel Outdoor Holdings, Inc., Class A	*	2,500	15,050
Comcast Corp., Class A		71,429	2,283,585
Crown Media Holdings, Inc., Class A	*†	5,899	10,323
Cumulus Media, Inc., Class A	*†	2,174	6,544
DIRECTV, Class A	*	21,514	1,050,313
Discovery Communications, Inc., Class A	*	5,451	294,354
DISH Network Corp., Class A		4,775	136,326
DreamWorks Animation SKG, Inc., Class A	*†	1,300	24,778
E.W. Scripps Co. (The), Class A	*	1,204	11,570
Emmis Communications Corp., Class A	*	1,175	2,162
Entercom Communications Corp., Class A	*	2,183	13,142
Entravision Communications Corp., Class A		2,852	3,451
Gannett Co., Inc.	†	7,301	107,544
Gray Television, Inc.	*	1,838	2,702
Harris Interactive, Inc.	*	2,730	3,085
Harte-Hanks, Inc.		3,119	28,508
Interpublic Group of Cos., Inc. (The)		17,203	186,653
John Wiley & Sons, Inc., Class A		2,491	122,034
Journal Communications, Inc., Class A	*	3,900	20,124
Lamar Advertising Co., Class A	*†	3,479	99,499
Liberty Global, Inc., Series A	*	4,456	221,151
Liberty Media Corp.—Liberty Capital, Class A	*	4,301	378,101
LIN TV Corp., Class A	*	1,419	4,285
Live Nation Entertainment, Inc.	*	5,485	50,352
LodgeNet Interactive Corp.	*†	1,250	1,637
Madison Square Garden Co. (The), Class A	*	2,261	84,652
McClatchy Co. (The), Class A	*†	2,444	5,377
McGraw-Hill Cos., Inc. (The)		9,601	432,045
Media General, Inc., Class A	*†	952	4,389
Meredith Corp.	†	2,083	66,531
National CineMedia, Inc.		2,226	33,768
New Frontier Media, Inc.	*	3,808	6,245
New York Times Co. (The), Class A	*†	5,682	44,320
News Corp., Class A		50,315	1,121,521
Omnicom Group, Inc.		9,924	482,306
Radio Unica Communications Corp.	*‡d	1,900	—
Regal Entertainment Group, Class A	†	2,743	37,744
Salem Communications Corp., Class A		850	4,649
Scholastic Corp.	†	1,845	51,955
Scripps Networks Interactive, Inc., Class A		3,612	205,378
Sinclair Broadcast Group, Inc., Class A		2,049	18,564
Sirius XM Radio, Inc.	*†	169,893	314,302
Time Warner Cable, Inc.		10,238	840,540
Time Warner, Inc.		34,296	1,320,396
Valassis Communications, Inc.	*	2,236	48,633
Value Line, Inc.	†	573	6,813

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Viacom, Inc., Class B		19,730	$927,705
Virgin Media, Inc.	†	10,479	255,583
Walt Disney Co. (The)		61,815	2,998,027
Washington Post Co. (The), Class B	†	258	96,446
World Wrestling Entertainment, Inc., Class A		1,030	8,055

			15,531,719

Metals & Mining—0.9%
AK Steel Holding Corp.	†	5,009	29,403
Alcoa, Inc.		44,044	385,385
Allegheny Technologies, Inc.		3,760	119,906
AMCOL International Corp.		1,186	33,576
Carpenter Technology Corp.		1,882	90,035
Century Aluminum Co.	*	865	6,341
Cliffs Natural Resources, Inc.		4,448	219,242
Coeur d’Alene Mines Corp.	*	7,315	128,451
Commercial Metals Co.		4,080	51,571
Compass Minerals International, Inc.		1,915	146,076
Freeport-McMoRan Copper & Gold, Inc.		38,302	$1,304,949
Hecla Mining Co.		20,609	97,893
Materion Corp.		1,122	25,840
Molycorp, Inc.	*†	1,566	33,747
Newmont Mining Corp.		16,854	817,588
Nucor Corp.	†	10,963	415,498
Reliance Steel & Aluminum Co.		2,966	149,783
Royal Gold, Inc.		1,153	90,395
RTI International Metals, Inc.	*†	1,363	30,845
Schnitzer Steel Industries, Inc., Class A		693	19,418
Southern Copper Corp.		8,793	277,067
Steel Dynamics, Inc.		8,080	94,940
Stillwater Mining Co.	*	3,727	31,829
SunCoke Energy, Inc.	*†	1,473	21,579
Titanium Metals Corp.	†	5,344	60,441
United States Steel Corp.	†	5,607	115,504
Walter Energy, Inc.		1,840	81,254
Worthington Industries, Inc.		3,575	73,180

			4,951,736

Multiline Retail—0.7%
Big Lots, Inc.	*†	1,874	76,440
Dillard’s, Inc., Class A		1,535	97,749
Dollar Tree, Inc.	*	8,356	449,553
Family Dollar Stores, Inc.		3,743	248,834
Fred’s, Inc., Class A	†	1,781	27,231
J.C. Penney Co., Inc.	†	7,928	184,802
Kohl’s Corp.		8,292	377,203
Macy’s, Inc.		14,423	495,430
Nordstrom, Inc.		6,901	342,911
Saks, Inc.	*†	5,811	61,887
Sears Holdings Corp.	*†	3,097	184,891
Target Corp.		23,232	1,351,870
Tuesday Morning Corp.	*	1,816	7,791

			3,906,592

Multi-Utilities—1.2%
Alliant Energy Corp.		4,491	204,655
Ameren Corp.		8,429	282,709
Avista Corp.		1,759	46,965
Black Hills Corp.	†	2,041	65,659
CenterPoint Energy, Inc.		12,705	262,612

		Shares	Value
CH Energy Group, Inc.		694	$45,589
CMS Energy Corp.		15,613	366,906
Consolidated Edison, Inc.		9,508	591,303
Dominion Resources, Inc.		18,948	1,023,192
DTE Energy Co.		5,654	335,452
Integrys Energy Group, Inc.	†	5,523	314,093
MDU Resources Group, Inc.		7,657	165,468
NiSource, Inc.		10,893	269,602
NorthWestern Corp.		1,449	53,178
PG&E Corp.		13,909	629,660
Public Service Enterprise Group, Inc.		19,188	623,610
SCANA Corp.		4,791	229,201
Sempra Energy		6,698	461,358
TECO Energy, Inc.		7,797	140,814
Vectren Corp.		3,706	109,401
Wisconsin Energy Corp.		9,128	361,195

			6,582,622

Office Electronics—0.1%
Xerox Corp.		37,010	291,269
Zebra Technologies Corp., Class A	*	2,988	102,667

			393,936

Oil, Gas & Consumable Fuels—8.6%
Adams Resources & Energy, Inc.		1,462	61,287
Alpha Natural Resources, Inc.	*	8,351	72,737
Anadarko Petroleum Corp.		17,995	1,191,269
Apache Corp.		13,575	1,193,107
Apco Oil and Gas International, Inc.		1,181	21,317
Arch Coal, Inc.	†	7,214	49,704
ATP Oil & Gas Corp.	*†	685	2,315
Berry Petroleum Co., Class A		2,902	115,093
BP Prudhoe Bay Royalty Trust		1,105	128,810
BPZ Resources, Inc.	*†	4,003	10,128
Cabot Oil & Gas Corp.		6,150	242,310
Callon Petroleum Co.	*	779	3,319
Carrizo Oil & Gas, Inc.	*	1,800	42,318
Chesapeake Energy Corp.	†	24,112	448,483
Chevron Corp.		71,520	7,545,360
Cimarex Energy Co.		2,681	147,777
Clayton Williams Energy, Inc.	*	550	26,609
Comstock Resources, Inc.	*†	1,735	28,489
Concho Resources, Inc.	*	3,943	335,628
ConocoPhillips		50,449	2,819,090
CONSOL Energy, Inc.		7,662	231,699
Contango Oil & Gas Co.	*	902	53,398
Continental Resources, Inc.	*	2,992	199,327
Cross Timbers Royalty Trust		575	20,119
Crosstex Energy, Inc.		2,100	29,400
Denbury Resources, Inc.	*	16,015	241,987
Devon Energy Corp.		14,461	838,593
DHT Holdings, Inc. (Jersey, Channel Islands)		4,173	2,606
Energen Corp.		2,644	119,324
EOG Resources, Inc.		7,506	676,366
EQT Corp.		5,288	283,595
Evergreen Energy, Inc.	*	416	7
EXCO Resources, Inc.	†	8,720	66,185
Exxon Mobil Corp.		177,795	15,213,918
Forest Oil Corp.	*†	3,820	28,001
FX Energy, Inc.	*	3,496	20,801
GMX Resources, Inc.	*†	1,297	1,052
Goodrich Petroleum Corp.	*†	1,566	21,705
Hess Corp.		10,275	446,449

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
HollyFrontier Corp.		5,470	$193,802
Hugoton Royalty Trust		1,669	13,035
James River Coal Co.	*†	1,500	4,065
Kinder Morgan, Inc.		35,675	1,149,448
Kodiak Oil & Gas Corp.	*†	5,207	42,749
Marathon Oil Corp.		25,577	654,004
Marathon Petroleum Corp.		12,788	574,437
McMoRan Exploration Co.	*†	2,961	37,516
Murphy Oil Corp.		5,804	291,883
Newfield Exploration Co.	*	3,712	108,799
Noble Energy, Inc.		4,966	421,216
Occidental Petroleum Corp.		30,246	2,594,199
Overseas Shipholding Group, Inc.	†	1,587	17,632
Patriot Coal Corp.	*†	2,992	3,650
PDC Energy, Inc.	*†	1,250	30,650
Peabody Energy Corp.		10,624	260,500
Penn Virginia Corp.		34,083	250,169
Petroquest Energy, Inc.	*†	3,346	16,730
Phillips 66	*	25,224	838,446
Pioneer Natural Resources Co.		5,081	448,195
Plains Exploration & Production Co.	*	5,227	183,886
QEP Resources, Inc.	†	7,412	222,138
Quicksilver Resources, Inc.	*†	3,960	21,463
Range Resources Corp.		5,516	341,275
Rentech, Inc.	*	49,300	101,558
Rosetta Resources, Inc.	*	3,400	124,576
SandRidge Energy, Inc.	*†	8,962	59,956
Ship Finance International Ltd. (Bermuda)	†	3,352	52,392
SM Energy Co.		2,262	111,087
Southwestern Energy Co.	*	12,344	394,144
Spectra Energy Corp.		23,691	688,460
Stone Energy Corp.	*	1,208	30,611
Sunoco, Inc.		2,777	131,907
Swift Energy Co.	*	1,142	21,253
Syntroleum Corp.	*	1,246	841
Teekay Corp. (Bermuda)		1,691	49,512
Tesoro Corp.	*	6,846	170,876
Ultra Petroleum Corp.	*†	7,839	180,846
USEC, Inc.	*†	7,347	7,274
Vaalco Energy, Inc.	*	3,800	32,794
Valero Energy Corp.		22,004	531,397
Verenium Corp.	*†	149	466
Warren Resources, Inc.	*	3,600	8,640
Western Refining, Inc.	†	2,500	55,675
Whiting Petroleum Corp.	*	2,484	102,142
Williams Cos., Inc. (The)		24,207	697,646
World Fuel Services Corp.	†	1,920	73,018
WPX Energy, Inc.	*†	8,069	130,556

			45,457,196

Paper & Forest Products—0.2%
Buckeye Technologies, Inc.		1,251	35,641
Clearwater Paper Corp.	*	924	31,527
Deltic Timber Corp.		724	44,150
Domtar Corp. (Canada)		1,388	106,473
International Paper Co.		14,370	415,437
Louisiana-Pacific Corp.	*	4,396	47,828
MeadWestvaco Corp.	†	2,983	85,761
Neenah Paper, Inc.		652	17,402
P.H. Glatfelter Co.		1,740	28,484
Schweitzer-Mauduit International, Inc.		724	49,333
Wausau Paper Corp.		1,903	18,516

			880,552

		Shares	Value
Personal Products—0.2%
Avon Products, Inc.		14,351	$232,630
Elizabeth Arden, Inc.	*	1,017	39,470
Estee Lauder Cos., Inc. (The), Class A		7,494	405,575
Herbalife Ltd. (Cayman Islands)	†	1,696	81,968
Medifast, Inc.	*†	734	14,445
Nu Skin Enterprises, Inc., Class A	†	3,018	141,544
USANA Health Sciences, Inc.	*†	593	24,384

			940,016

Pharmaceuticals—5.4%
Abbott Laboratories		59,451	3,832,806
Allergan, Inc.		11,119	1,029,286
AVANIR Pharmaceuticals, Inc., Class A	*†	30,376	119,074
Biosante Pharmaceuticals, Inc.	*	50	127
Bristol-Myers Squibb Co.		62,456	2,245,293
Columbia Laboratories, Inc.	*	1,819	1,237
Durect Corp.	*	1,900	1,728
Eli Lilly & Co.		35,287	1,514,165
Emisphere Technologies, Inc.	*	772	120
Endo Health Solutions, Inc.	*	4,151	128,598
Forest Laboratories, Inc.	*	9,208	322,188
Heska Corp.		446	4,951
Hi-Tech Pharmacal Co., Inc.	*	862	27,929
Hospira, Inc.	*	5,415	189,417
Johnson & Johnson	†	97,345	6,576,628
KV Pharmaceutical Co., Class A	*†	2,179	1,177
Medicines Co. (The)	*	2,018	46,293
Medicis Pharmaceutical Corp., Class A	†	2,564	87,561
Merck & Co., Inc.		105,830	4,418,402
Mylan, Inc.	*	10,972	234,472
Nektar Therapeutics	*†	2,368	19,110
Optimer Pharmaceuticals, Inc.	*†	2,592	40,228
Pain Therapeutics, Inc.	*	1,318	6,181
Par Pharmaceutical Cos., Inc.	*	1,362	49,223
Perrigo Co.		3,119	367,824
Pfizer, Inc.		288,580	6,637,340
Pozen, Inc.	*	1,014	6,327
Questcor Pharmaceuticals, Inc.	*†	4,217	224,513
Salix Pharmaceuticals Ltd.	*†	2,346	127,716
Sciclone Pharmaceuticals, Inc.	*	1,700	11,917
ViroPharma, Inc.	*	4,061	96,246
Vivus, Inc.	*	1,630	46,520
Watson Pharmaceuticals, Inc.	*	4,630	342,574
XenoPort, Inc.	*†	1,939	11,711

			28,768,882

Professional Services—0.3%
Advisory Board Co. (The)	*	1,900	94,221
Barrett Business Services, Inc.		2,203	46,571
CDI Corp.		1,131	18,548
Corporate Executive Board Co. (The)		1,507	61,606
CRA International, Inc.	*	986	14,484
Dun & Bradstreet Corp. (The)		1,546	110,029
Equifax, Inc.		2,521	117,479
FTI Consulting, Inc.	*	1,735	49,881
Heidrick & Struggles International, Inc.		865	15,138
Huron Consulting Group, Inc.	*	988	31,270
IHS, Inc., Class A	*†	1,414	152,330
Insperity, Inc.		1,143	30,918

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Kelly Services, Inc., Class A		1,173	$15,144
Kforce, Inc.	*	297	3,998
Korn/Ferry International	*	1,624	23,304
Manpower, Inc.		3,593	131,684
Navigant Consulting, Inc.	*	2,313	29,236
On Assignment, Inc.	*	1,243	19,838
RCM Technologies, Inc.	*	1,593	8,825
Resources Connection, Inc.		2,060	25,338
Robert Half International, Inc.		3,922	112,052
Towers Watson & Co., Class A		1,600	95,840
TrueBlue, Inc.	*	2,485	38,468
Verisk Analytics, Inc., Class A	*	4,073	200,636

			1,446,838

Real Estate Investment Trusts (REITs)—3.6%
Acadia Realty Trust REIT		1,368	31,710
Agree Realty Corp. REIT		814	18,014
Alexander’s, Inc. REIT		78	33,627
Alexandria Real Estate Equities, Inc. REIT	†	1,245	90,536
American Campus Communities, Inc. REIT		5,751	258,680
American Capital Agency Corp. REIT		4,640	155,950
American Tower Corp. REIT		13,160	920,016
Annaly Capital Management, Inc. REIT	†	30,573	513,015
Anworth Mortgage Asset Corp. REIT	†	18,790	132,469
Apartment Investment & Management Co., Class A REIT		5,659	152,963
Ashford Hospitality Trust, Inc. REIT		4,200	35,406
AvalonBay Communities, Inc. REIT		3,314	468,865
BioMed Realty Trust, Inc. REIT		6,210	116,003
Boston Properties, Inc. REIT		5,737	621,719
Brandywine Realty Trust REIT		6,105	75,336
BRE Properties, Inc. REIT		2,433	121,699
BRT Realty Trust REIT	*	421	2,736
Camden Property Trust REIT		2,058	139,265
Capital Trust, Inc., Class A REIT	*†	523	1,506
Capstead Mortgage Corp. REIT		2,400	33,384
CBL & Associates Properties, Inc. REIT		10,788	210,798
Cedar Realty Trust, Inc. REIT	†	33,497	169,160
Chimera Investment Corp. REIT		42,645	100,642
Colonial Properties Trust REIT		1,962	43,439
CommonWealth REIT REIT		2,285	43,689
Corporate Office Properties Trust REIT		1,904	44,763
Cousins Properties, Inc. REIT		2,489	19,290
CubeSmart REIT	†	8,821	102,941
DCT Industrial Trust, Inc. REIT		6,576	41,429
DDR Corp. REIT		5,227	76,523
DiamondRock Hospitality Co. REIT		4,047	41,279
Digital Realty Trust, Inc. REIT	†	5,681	426,473
Douglas Emmett, Inc. REIT		4,212	97,297
Duke Realty Corp. REIT		5,609	82,116
DuPont Fabros Technology, Inc. REIT	†	4,666	133,261
EastGroup Properties, Inc. REIT		1,538	81,975
Entertainment Properties Trust REIT		2,733	112,354
Equity Lifestyle Properties, Inc. REIT		1,140	78,626
Equity One, Inc. REIT		2,619	55,523

		Shares	Value
Equity Residential REIT		11,387	$710,093
Essex Property Trust, Inc. REIT	†	807	124,213
Extra Space Storage, Inc. REIT		3,500	107,100
Federal Realty Investment Trust REIT		2,295	238,887
FelCor Lodging Trust, Inc. REIT	*	19,456	91,443
First Industrial Realty Trust, Inc. REIT	*	6,729	84,920
First Potomac Realty Trust REIT		1,628	19,162
Franklin Street Properties Corp. REIT		2,200	23,276
General Growth Properties, Inc. REIT		27,060	489,515
Getty Realty Corp. REIT	†	1,747	33,455
Glimcher Realty Trust REIT		17,270	176,499
Gramercy Capital Corp. REIT	*	2,182	5,455
Hatteras Financial Corp. REIT		1,935	55,341
HCP, Inc. REIT		13,391	591,213
Health Care REIT, Inc. REIT	†	4,494	262,000
Healthcare Realty Trust, Inc. REIT		1,881	44,843
Highwoods Properties, Inc. REIT	†	2,393	80,524
Home Properties, Inc. REIT		1,390	85,290
Hospitality Properties Trust REIT		2,923	72,403
Host Hotels & Resorts, Inc. REIT		21,796	344,813
Inland Real Estate Corp. REIT		2,302	19,291
Investors Real Estate Trust REIT	†	2,989	23,613
iStar Financial, Inc. REIT	*	4,331	27,935
Kilroy Realty Corp. REIT		1,316	63,708
Kimco Realty Corp. REIT		15,341	291,939
Kite Realty Group Trust REIT		2,654	13,243
LaSalle Hotel Properties REIT		1,561	45,488
Lexington Realty Trust REIT	†	9,308	78,839
Liberty Property Trust REIT	†	3,372	124,224
LTC Properties, Inc. REIT		2,385	86,528
Macerich Co. (The) REIT		5,275	311,489
Mack-Cali Realty Corp. REIT		2,488	72,326
Medical Properties Trust, Inc. REIT		11,530	110,919
MFA Financial, Inc. REIT		10,801	85,220
Mid-America Apartment Communities, Inc. REIT		1,240	84,618
Mission West Properties, Inc. REIT		1,417	12,215
Monmouth Real Estate Investment Corp., Class A REIT		3,275	38,383
MPG Office Trust, Inc. REIT	*†	68,246	137,174
National Health Investors, Inc. REIT		979	49,851
National Retail Properties, Inc. REIT	†	2,356	66,651
Newcastle Investment Corp. REIT		754	5,052
NorthStar Realty Finance Corp. REIT		4,388	22,905
Omega Healthcare Investors, Inc. REIT		4,100	92,250
Parkway Properties, Inc. REIT		16,897	193,302
Pennsylvania Real Estate Investment Trust REIT		1,510	22,620
Plum Creek Timber Co., Inc. REIT	†	7,429	294,931
PMC Commercial Trust REIT		865	6,660
Post Properties, Inc. REIT		2,078	101,718
Potlatch Corp. REIT		1,618	51,679
Prologis, Inc. REIT		16,023	532,444
PS Business Parks, Inc. REIT		599	40,564
Public Storage REIT		6,057	874,691
RAIT Financial Trust REIT	†	7,882	36,415
Ramco-Gershenson Properties Trust REIT		1,275	16,027
Rayonier, Inc. REIT		5,004	224,680
Realty Income Corp. REIT	†	4,138	172,844
Redwood Trust, Inc. REIT	†	1,008	12,580
Regency Centers Corp. REIT		2,745	130,580
Rouse Properties, Inc. REIT	*†	579	7,845
Sabra Healthcare REIT, Inc. REIT		694	11,874
Saul Centers, Inc. REIT		987	42,313

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Senior Housing Properties Trust REIT		3,680	$82,138
Simon Property Group, Inc. REIT		11,699	1,821,066
SL Green Realty Corp. REIT	†	3,603	289,105
Sovran Self Storage, Inc. REIT		1,269	63,564
Strategic Hotels & Resorts, Inc. REIT	*	22,977	148,431
Sun Communities, Inc. REIT		1,061	46,939
Sunstone Hotel Investors, Inc. REIT	*	2,559	28,123
Tanger Factory Outlet Centers, Inc. REIT		2,442	78,266
Taubman Centers, Inc. REIT		2,083	160,724
UDR, Inc. REIT		6,077	157,030
Universal Health Realty Income Trust REIT	†	1,333	55,359
Ventas, Inc. REIT		12,494	788,621
Vornado Realty Trust REIT		7,702	646,814
Washington Real Estate Investment Trust REIT	†	1,834	52,177
Weingarten Realty Investors REIT	†	3,474	91,505
Weyerhaeuser Co. REIT		16,471	368,292

			19,040,704

Real Estate Management & Development—0.1%
Altisource Portfolio Solutions SA (Luxembourg)	*	1,119	81,944
Brookfield Office Properties, Inc.		15,325	266,962
CBRE Group, Inc.	*	6,900	112,884
Forest City Enterprises, Inc., Class A	*	9,240	134,904
Forestar Group, Inc.	*	1,502	19,241
Jones Lang LaSalle, Inc.		1,311	92,255
St. Joe Co. (The)	*†	3,582	56,631
Tejon Ranch Co.	*	858	24,556

			789,377

Road & Rail—0.9%
Amerco, Inc.		805	72,426
Arkansas Best Corp.		903	11,378
Avis Budget Group, Inc.	*	4,424	67,245
Con-way, Inc.		2,160	77,998
CSX Corp.		35,751	799,392
Dollar Thrifty Automotive Group, Inc.	*	1,057	85,575
Genesee & Wyoming, Inc., Class A	*†	1,576	83,276
Heartland Express, Inc.	†	4,220	60,388
J.B. Hunt Transport Services, Inc.		1,317	78,493
Kansas City Southern		4,745	330,062
Knight Transportation, Inc.		3,879	62,025
Landstar System, Inc.	†	2,256	116,680
Norfolk Southern Corp.		12,299	882,699
Old Dominion Freight Line, Inc.	*	2,674	115,758
PAM Transportation Services, Inc.		338	3,262
Ryder System, Inc.		707	25,459
Saia, Inc.	*	1,662	36,381
Union Pacific Corp.		15,516	1,851,214
Werner Enterprises, Inc.		2,915	69,639

			4,829,350

		Shares	Value
Semiconductors & Semiconductor Equipment—2.3%
Advanced Energy Industries, Inc.	*	1,428	$19,164
Advanced Micro Devices, Inc.	*	21,447	122,891
Aetrium, Inc.	*	614	485
Altera Corp.		9,504	321,615
Amkor Technology, Inc.	*†	7,211	35,190
ANADIGICS, Inc.	*†	61,077	110,549
Analog Devices, Inc.		7,450	280,642
Applied Materials, Inc.		43,119	494,144
Applied Micro Circuits Corp.	*	3,186	18,224
Atmel Corp.	*	18,733	125,511
ATMI, Inc.	*	1,559	32,069
Axcelis Technologies, Inc.	*†	4,095	4,914
AXT, Inc.	*	946	3,737
Broadcom Corp., Class A	*	18,226	616,039
Brooks Automation, Inc.		3,103	29,292
Cabot Microelectronics Corp.		1,049	30,641
Ceva, Inc.	*	692	12,186
Cirrus Logic, Inc.	*	2,946	88,026
Cohu, Inc.		859	8,727
Cree, Inc.	*†	3,097	79,500
Cymer, Inc.	*†	1,498	88,307
Cypress Semiconductor Corp.	*	4,876	64,461
Diodes, Inc.	*	2,400	45,048
DSP Group, Inc.	*	1,194	7,570
Entegris, Inc.	*	5,738	49,003
Exar Corp.	*	1,758	14,345
Fairchild Semiconductor International, Inc.	*	4,903	69,132
First Solar, Inc.	*†	2,540	38,252
FormFactor, Inc.	*	1,417	9,168
FSI International, Inc.	*	1,479	5,310
GigOptix, Inc.	*†	827	2,225
Integrated Device Technology, Inc.	*	8,168	45,904
Integrated Silicon Solution, Inc.	*	1,269	12,804
Intel Corp.		189,338	5,045,858
International Rectifier Corp.	*	2,631	52,594
Intersil Corp., Class A		5,757	61,312
IXYS Corp.	*	1,329	14,845
KLA-Tencor Corp.		4,441	218,719
Kopin Corp.	*	2,431	8,363
Kulicke & Soffa Industries, Inc.	*	2,008	17,911
Lam Research Corp.	*	6,125	231,158
Lattice Semiconductor Corp.	*	4,395	16,569
Linear Technology Corp.		5,243	164,263
LSI Corp.	*	30,700	195,559
LTX-Credence Corp.	*	1,358	9,099
Marvell Technology Group Ltd. (Bermuda)		18,500	208,680
Mattson Technology, Inc.	*	1,760	3,080
Maxim Integrated Products, Inc.		5,913	151,609
MEMC Electronic Materials, Inc.	*†	8,113	17,605
Micrel, Inc.		3,731	35,556
Microchip Technology, Inc.		3,565	117,930
Micron Technology, Inc.	*	35,271	222,560
Microsemi Corp.	*	2,474	45,744
Mindspeed Technologies, Inc.	*†	801	1,970
MIPS Technologies, Inc.	*	2,228	14,861
MKS Instruments, Inc.		2,455	71,023
MoSys, Inc.	*†	1,251	4,053
NVE Corp.	*	348	18,705
NVIDIA Corp.	*	20,184	278,943
OmniVision Technologies, Inc.	*	2,354	31,449
ON Semiconductor Corp.	*	10,008	71,057

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
PDF Solutions, Inc.	*†	974	$9,613
Pericom Semiconductor Corp.	*	1,023	9,207
Photronics, Inc.	*	1,388	8,467
PLX Technology, Inc.	*	1,050	6,668
PMC—Sierra, Inc.	*	7,045	43,256
Power Integrations, Inc.	†	1,952	72,810
QuickLogic Corp.	*	1,050	2,636
Rambus, Inc.	*	4,071	23,368
Ramtron International Corp.	*	1,920	5,798
RF Micro Devices, Inc.	*	8,143	34,608
Rudolph Technologies, Inc.	*	1,247	10,874
Semtech Corp.	*	2,970	72,230
Sigma Designs, Inc.	*	1,320	8,422
Silicon Image, Inc.	*	2,948	12,205
Silicon Laboratories, Inc.	*	2,124	80,500
Skyworks Solutions, Inc.	*	5,822	159,348
Spire Corp.	*	2,500	1,488
Standard Microsystems Corp.	*	806	29,733
SunPower Corp.	*†	141	678
Teradyne, Inc.	*†	7,938	111,608
Tessera Technologies, Inc.		1,560	23,977
Texas Instruments, Inc.		35,370	1,014,765
Transwitch Corp.	*†	429	472
TriQuint Semiconductor, Inc.	*	4,918	27,049
Ultratech, Inc.	*	971	30,587
Veeco Instruments, Inc.	*†	1,294	44,462
Xilinx, Inc.		6,637	222,804

			12,283,783

Software—3.9%
Accelrys, Inc.	*	2,216	17,927
ACI Worldwide, Inc.	*	1,653	73,079
Activision Blizzard, Inc.		23,814	285,530
Actuate Corp.	*	2,084	14,442
Adobe Systems, Inc.	*	17,358	561,878
Advent Software, Inc.	*	2,902	78,673
American Software, Inc., Class A		1,950	15,502
ANSYS, Inc.	*	2,396	151,212
Ariba, Inc.	*	2,075	92,877
Autodesk, Inc.	*	9,258	323,937
Blackbaud, Inc.		2,650	68,026
BMC Software, Inc.	*	2,708	115,577
CA, Inc.		11,593	314,054
Cadence Design Systems, Inc.	*	10,745	118,088
Callidus Software, Inc.	*†	172	857
Citrix Systems, Inc.	*	7,179	602,605
Compuware Corp.	*	7,505	69,721
Concur Technologies, Inc.	*†	2,083	141,852
Datawatch Corp.	*	3,500	45,150
Ebix, Inc.	†	2,802	55,900
Electronic Arts, Inc.	*	12,060	148,941
EPIQ Systems, Inc.		1,087	13,316
Evolving Systems, Inc.		527	2,899
FactSet Research Systems, Inc.		1,490	138,481
Fair Isaac Corp.		3,039	128,489
FalconStor Software, Inc.	*†	1,373	3,584
Informatica Corp.	*	3,171	134,324
Interactive Intelligence Group, Inc.	*	950	26,800
Intuit, Inc.		8,244	489,281
JDA Software Group, Inc.	*	1,256	37,291
Kenexa Corp.	*	1,681	48,799
Manhattan Associates, Inc.	*	1,346	61,526
Mentor Graphics Corp.	*	2,745	41,175

		Shares	Value
MICROS Systems, Inc.	*	3,428	$175,514
Microsoft Corp.		294,920	9,021,603
MicroStrategy, Inc., Class A	*	513	66,618
Netscout Systems, Inc.	*	1,250	26,988
Nuance Communications, Inc.	*	4,541	108,167
Oracle Corp.		150,585	4,472,374
Parametric Technology Corp.	*	4,423	92,706
Pegasystems, Inc.	†	2,141	70,610
Progress Software Corp.	*	1,983	41,385
QAD, Inc., Class B	*	136	1,851
Quest Software, Inc.	*	3,847	107,139
Red Hat, Inc.	*	7,251	409,536
Rovi Corp.	*	3,917	76,852
Salesforce.com, Inc.	*	3,783	523,038
Scientific Learning Corp.	*	3,145	5,126
SeaChange International, Inc.	*	958	7,884
Solera Holdings, Inc.		1,099	45,927
Sonic Foundry, Inc.	*	120	841
Symantec Corp.	*	26,135	381,832
Synopsys, Inc.	*	6,501	191,324
Take-Two Interactive Software, Inc.	*	2,643	25,003
TeleCommunication Systems, Inc., Class A	*	1,200	1,476
THQ, Inc.	*†	2,914	1,807
TIBCO Software, Inc.	*	4,452	133,204
TiVo, Inc.	*	2,696	22,296
Tyler Technologies, Inc.	*	1,886	76,100
Ultimate Software Group, Inc.	*†	1,242	110,687
VASCO Data Security International, Inc.	*†	3,804	31,117
Versant Corp.	*	330	3,198
VMware, Inc., Class A	*	1,733	157,772
Websense, Inc.	*	1,958	36,673

			20,848,441

Specialty Retail—2.3%
Aaron’s, Inc.		2,908	82,325
Abercrombie & Fitch Co., Class A		3,072	104,878
Advance Auto Parts, Inc.		1,752	119,521
Aeropostale, Inc.	*	2,075	36,997
American Eagle Outfitters, Inc.		3,552	70,081
America’s Car-Mart, Inc.	*	354	13,753
ANN, Inc.	*	2,733	69,664
Asbury Automotive Group, Inc.	*	1,342	31,792
Ascena Retail Group, Inc.	*	5,194	96,712
AutoNation, Inc.	*†	5,363	189,207
AutoZone, Inc.	*	1,460	536,068
Barnes & Noble, Inc.	*†	828	13,629
bebe stores, Inc.		790	4,637
Bed Bath & Beyond, Inc.	*	6,586	407,015
Best Buy Co., Inc.	†	9,299	194,907
Big 5 Sporting Goods Corp.		1,071	8,097
Brown Shoe Co., Inc.		1,791	23,122
Buckle, Inc. (The)	†	1,236	48,909
CarMax, Inc.	*	6,608	171,412
Casual Male Retail Group, Inc.	*†	1,930	7,006
Cato Corp. (The), Class A		1,761	53,640
Chico’s FAS, Inc.		7,236	107,382
Children’s Place Retail Stores, Inc. (The)	*	1,144	57,006
Christopher & Banks Corp.		1,528	1,803
Coldwater Creek, Inc.	*	1,528	834
Collective Brands, Inc.	*	2,964	63,489
Cost Plus, Inc.	*	1,014	22,308
Destination Maternity Corp.		1,200	25,920

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Dick’s Sporting Goods, Inc.		2,480	$119,040
DSW, Inc., Class A		596	32,422
Finish Line, Inc. (The), Class A		1,917	40,084
Foot Locker, Inc.		5,840	178,587
GameStop Corp., Class A	†	1,010	18,544
Gap, Inc. (The)		15,719	430,072
Genesco, Inc.	*	921	55,398
Group 1 Automotive, Inc.	†	1,068	48,711
Guess?, Inc.	†	3,548	107,753
Haverty Furniture Cos., Inc.		1,111	12,410
Hibbett Sports, Inc.	*	1,396	80,563
Home Depot, Inc. (The)		47,382	2,510,772
Hot Topic, Inc.		1,824	17,675
JOS A. Bank Clothiers, Inc.	*†	865	36,728
Kirkland’s, Inc.	*	833	9,371
Limited Brands, Inc.		9,245	393,190
Lithia Motors, Inc., Class A	†	862	19,869
Lowe’s Cos., Inc.		47,338	1,346,293
MarineMax, Inc.	*	800	7,608
Men’s Wearhouse, Inc. (The)	†	2,437	68,577
Monro Muffler Brake, Inc.		1,487	49,428
Office Depot, Inc.	*	11,792	25,471
OfficeMax, Inc.	*	3,587	18,150
Orchard Supply Hardware Stores Corp., Class A	*	140	2,328
O’Reilly Automotive, Inc.	*	5,478	458,892
Pacific Sunwear of California, Inc.	*†	3,025	5,536
Penske Automotive Group, Inc.	†	1,654	35,131
Pep Boys-Manny, Moe & Jack (The)		2,200	21,780
PetSmart, Inc.		3,546	241,766
Pier 1 Imports, Inc.		3,712	60,988
RadioShack Corp.	†	2,569	9,865
Rent-A-Center, Inc.		3,377	113,940
Ross Stores, Inc.		6,787	423,984
Sally Beauty Holdings, Inc.	*	3,659	94,183
Select Comfort Corp.	*	2,104	44,016
Signet Jewelers Ltd. (Bermuda)	†	3,344	147,169
Sonic Automotive, Inc., Class A	†	1,649	22,542
Stage Stores, Inc.		2,236	40,964
Staples, Inc.		22,960	299,628
Stein Mart, Inc.	*	1,261	10,025
Systemax, Inc.	*	1,358	16,052
Talbots, Inc.	*	375	945
Tiffany & Co.		3,221	170,552
TJX Cos., Inc.		24,012	1,030,835
Tractor Supply Co.		3,098	257,320
Trans World Entertainment Corp.	*	1,932	5,989
Urban Outfitters, Inc.	*	5,012	138,281
West Marine, Inc.	*	803	9,435
Wet Seal, Inc. (The), Class A	*	1,246	3,937
Williams-Sonoma, Inc.		3,877	135,579
Zale Corp.	*	2,300	6,187

			11,996,679

Textiles, Apparel & Luxury Goods—0.7%
Carter’s, Inc.	*	1,476	77,638
Charles & Colvard Ltd.	*	1,843	6,948
Cherokee, Inc.		994	13,846
Coach, Inc.		10,479	612,812
Columbia Sportswear Co.	†	652	34,960
Crocs, Inc.	*	3,600	58,140
Culp, Inc.		888	9,102
Deckers Outdoor Corp.	*	1,935	85,159

		Shares	Value
Fifth & Pacific Cos., Inc.	*†	4,930	$52,899
Fossil, Inc.	*	1,614	123,536
Hallwood Group, Inc. (The)	*	100	997
Hanesbrands, Inc.	*	4,099	113,665
Iconix Brand Group, Inc.	*†	2,737	47,815
Jones Group, Inc. (The)		4,641	44,368
Kenneth Cole Productions, Inc., Class A	*	956	14,388
K-Swiss, Inc., Class A	*†	1,476	4,546
Movado Group, Inc.		1,678	41,984
NIKE, Inc., Class B		12,835	1,126,656
Oxford Industries, Inc.		936	41,839
PVH Corp.		1,267	98,560
Quiksilver, Inc.	*	4,288	9,991
Ralph Lauren Corp.		2,143	300,149
Skechers U.S.A., Inc., Class A	*	1,935	39,416
Steven Madden Ltd.	*	1,689	53,626
Under Armour, Inc., Class A	*†	1,937	183,008
Unifi, Inc.	*	876	9,925
V.F. Corp.		3,109	414,896
Warnaco Group, Inc. (The)	*	1,527	65,020
Wolverine World Wide, Inc.	†	2,589	100,401

			3,786,290

Thrifts & Mortgage Finance—0.2%
Astoria Financial Corp.	†	3,465	33,957
Bank Mutual Corp.		3,756	16,564
BankAtlantic Bancorp, Inc., Class A	*	639	3,527
Beneficial Mutual Bancorp, Inc.	*	969	8,363
Brookline Bancorp, Inc.		3,765	33,320
Capitol Federal Financial, Inc.		4,787	56,870
CFS Bancorp, Inc.		1,873	8,372
Dime Community Bancshares, Inc.		1,638	21,769
Doral Financial Corp. (Puerto Rico)	*	221	332
Federal Home Loan Mortgage Corp.	*†	25,235	6,309
Federal National Mortgage Association	*†	37,770	9,631
Flagstar Bancorp, Inc.	*	211	177
Hudson City Bancorp, Inc.		14,470	92,174
MGIC Investment Corp.	*	4,084	11,762
NASB Financial, Inc.	*	528	10,481
New York Community Bancorp, Inc.	†	12,640	158,379
Northwest Bancshares, Inc.		4,608	53,960
Ocwen Financial Corp.	*	3,358	63,063
People’s United Financial, Inc.		9,716	112,803
Provident Financial Services, Inc.		943	14,475
Provident New York Bancorp		3,670	27,855
Radian Group, Inc.		3,844	12,647
Riverview Bancorp, Inc.	*	2,600	3,250
TFS Financial Corp.	*	3,398	32,451
Tree.com, Inc.	*	314	3,592
Triad Guaranty, Inc.	*†	692	36
Trustco Bank Corp.		3,435	18,755
Washington Federal, Inc.		3,379	57,071
Westfield Financial, Inc.		4,068	29,696

			901,641

Tobacco—1.8%
Alliance One International, Inc.	*†	2,000	6,920
Altria Group, Inc.		70,302	2,428,934
Lorillard, Inc.		4,458	588,233

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Philip Morris International, Inc.		62,767	$5,477,048
Reynolds American, Inc.		15,280	685,614
Universal Corp.	†	1,078	49,944
Vector Group Ltd.	†	2,901	49,375

			9,286,068

Trading Companies & Distributors—0.3%
Ampal-American Israel Corp., Class A	*†	1,391	179
Applied Industrial Technologies, Inc.		2,056	75,764
Beacon Roofing Supply, Inc.	*†	2,570	64,815
Fastenal Co.	†	11,276	454,536
GATX Corp.		1,766	67,991
H&E Equipment Services, Inc.	*	1,600	24,048
Interline Brands, Inc.	*	982	24,619
MSC Industrial Direct Co., Inc., Class A		1,782	116,810
United Rentals, Inc.	*†	2,798	95,244
W.W. Grainger, Inc.		2,301	440,043
Watsco, Inc.		553	40,811
WESCO International, Inc.	*	1,550	89,203
Willis Lease Finance Corp.	*	1,234	15,203

			1,509,266

Water Utilities—0.1%
American States Water Co.		1,261	49,910
American Water Works Co., Inc.		2,266	77,679
Aqua America, Inc.	†	4,329	108,052
California Water Service Group		1,930	35,647
Connecticut Water Service, Inc.		500	14,490
SJW Corp.	†	1,010	24,250

			310,028

Wireless Telecommunication Services—0.3%
Crown Castle International Corp.	*	11,170	655,232
Leap Wireless International, Inc.	*†	3,300	21,219
MetroPCS Communications, Inc.	*	7,134	43,161
NII Holdings, Inc.	*†	5,995	61,329
NTELOS Holdings Corp.		1,350	25,447
SBA Communications Corp., Class A	*†	4,064	231,851
Shenandoah Telecommunications Co.	†	1,200	16,332
Sprint Nextel Corp.	*	88,755	289,341
Telephone & Data Systems, Inc.		445	9,474
United States Cellular Corp.	*	680	26,262

			1,379,648

TOTAL COMMON STOCKS
(Cost $355,997,405)			522,717,885

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.081%	09/20/2012
(Cost $319,942)		‡‡	$320,000	$319,950

RIGHTS—0.0%
Machinery—0.0%
Gerber Scientific, Inc. CVR		*†‡d	1,608	—

Pharmaceuticals—0.0%
Forest Laboratories, Inc.		*‡d	1,998	—

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.		*‡d	2,806	—

TOTAL RIGHTS
(Cost $—)				—

WARRANTS—0.0%
Diversified Financial Services—0.0%
Pegasus Wireless Corp.		*‡d
(Cost $—)			540	—

MONEY MARKET FUNDS—6.9%
Institutional Money Market Funds—6.9%
Dreyfus Institutional Cash Advantage Fund, 0.15%		††¥	5,500,000	5,500,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%			¥4,265,597	4,265,597
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%		††¥	4,753,704	4,753,704
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.17%		††¥	5,500,000	5,500,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.15%		††¥	5,500,000	5,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.15%		††¥	5,500,000	5,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.13%		††¥	5,500,000	5,500,000

TOTAL MONEY MARKET FUNDS
(Cost $36,519,301)				36,519,301

TOTAL INVESTMENTS—105.9%
(Cost $392,836,648)				559,557,136
Other assets less liabilities—(5.9%)				(31,301,661)

NET ASSETS—100.0%				$528,255,475

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Notes to the Schedule of Investments:

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at June 30, 2012.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—98.3%
Aerospace & Defense—1.4%
AAR Corp.		6,897	$92,971
Aerovironment, Inc.	*	8,991	236,553
Alliant Techsystems, Inc.		4,487	226,908
American Science & Engineering, Inc.		1,020	57,579
Astronics Corp.	*†	1,631	46,059
BE Aerospace, Inc.	*	18,242	796,446
Ceradyne, Inc.		2,334	59,867
Cubic Corp.		1,597	76,784
Curtiss-Wright Corp.		9,576	297,335
DigitalGlobe, Inc.	*	6,919	104,892
Ducommun, Inc.	*	6,327	62,068
Esterline Technologies Corp.	*	2,519	157,060
Exelis, Inc.		29,631	292,162
GenCorp, Inc.	*	31,676	206,211
GeoEye, Inc.	*	5,933	91,843
HEICO Corp., Class A		4,837	156,042
Hexcel Corp.	*	14,456	372,820
Huntington Ingalls Industries, Inc.	*	6,221	250,333
Innovative Solutions & Support, Inc.	*	3,094	10,179
Kratos Defense & Security Solutions, Inc.	*	9,324	54,452
Moog, Inc., Class A	*	4,645	192,071
National Presto Industries, Inc.	†	656	45,769
Orbital Sciences Corp.	*	18,688	241,449
Spirit Aerosystems Holdings, Inc., Class A	*	16,921	403,227
Taser International, Inc.	*†	15,133	79,297
Teledyne Technologies, Inc.	*	4,308	265,588
TransDigm Group, Inc.	*	9,915	1,331,584
Triumph Group, Inc.		5,443	306,278

			6,513,827

Air Freight & Logistics—0.2%
Air T, Inc.		1,301	10,759
Air Transport Services Group, Inc.	*	25,035	130,182
Atlas Air Worldwide Holdings, Inc.	*	4,051	176,259
Forward Air Corp.		3,034	97,907
Hub Group, Inc., Class A	*	5,189	187,842
Pacer International, Inc.	*	3,711	20,114
UTi Worldwide, Inc. (Virgin Islands, British)		16,303	238,187

			861,250

Airlines—0.9%
Alaska Air Group, Inc.	*	8,175	293,483
Allegiant Travel Co.	*	2,296	159,985
Delta Air Lines, Inc.	*	153,603	1,681,953
JetBlue Airways Corp.	*†	58,802	311,651
Republic Airways Holdings, Inc.	*	27,551	152,908
SkyWest, Inc.		6,829	44,593
United Continental Holdings, Inc.	*†	54,595	1,328,296
US Airways Group, Inc.	*†	22,444	299,179

			4,272,048

Auto Components—1.2%
American Axle & Manufacturing Holdings, Inc.	*	10,679	112,023
Amerigon, Inc.	*	10,898	125,218

		Shares	Value
Autoliv, Inc. (Sweden)	†	14,503	$792,734
Cooper Tire & Rubber Co.		9,129	160,123
Dana Holding Corp.	†	32,442	415,582
Drew Industries, Inc.	*	2,363	65,810
Exide Technologies	*	11,062	37,168
Federal-Mogul Corp.	*	17,441	191,851
Fuel Systems Solutions, Inc.	*†	4,238	70,732
Gentex Corp.		28,535	595,525
Lear Corp.		16,692	629,789
Modine Manufacturing Co.	*	10,902	75,551
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	67,128	49,306
Shiloh Industries, Inc.		5,043	57,994
Spartan Motors, Inc.	†	16,899	88,551
Standard Motor Products, Inc.		5,615	79,059
Strattec Security Corp.		502	10,562
Superior Industries International, Inc.		2,803	45,885
Tenneco, Inc.	*	8,885	238,296
TRW Automotive Holdings Corp.	*	19,520	717,555
Visteon Corp.	*	8,132	304,950
WABCO Holdings, Inc.	*	12,253	648,551

			5,512,815

Automobiles—0.7%
General Motors Co.	*	139,347	2,747,923
Tesla Motors, Inc.	*†	8,156	255,201
Thor Industries, Inc.		7,449	204,177
Winnebago Industries, Inc.	*†	15,478	157,721

			3,365,022

Beverages—0.1%
Boston Beer Co., Inc. (The), Class A	*†	1,904	230,384
Central European Distribution Corp. (Poland)	*†	15,916	45,520
Coca-Cola Bottling Co. Consolidated	†	798	51,295
Jones Soda Co.	*	36,928	11,817
National Beverage Corp.	*	766	11,444

			350,460

Biotechnology—3.4%
Aastrom Biosciences, Inc.	*†	9,842	21,160
Acorda Therapeutics, Inc.	*	5,183	122,112
Agenus, Inc.	*	3,197	16,752
Alkermes plc (Ireland)	*	17,553	297,874
Allos Therapeutics, Inc.	*	18,248	32,664
Alnylam Pharmaceuticals, Inc.	*	6,491	75,750
AMAG Pharmaceuticals, Inc.	*	3,480	53,592
Amylin Pharmaceuticals, Inc.	*	25,467	718,933
ARCA Biopharma, Inc.	*	436	218
Arena Pharmaceuticals, Inc.	*†	33,880	338,122
Ariad Pharmaceuticals, Inc.	*	34,626	595,913
Arqule, Inc.	*	6,240	37,003
Array BioPharma, Inc.	*	17,505	60,742
Astex Pharmaceuticals	*†	17,702	36,997
AVEO Pharmaceuticals, Inc.	*†	10,510	127,802
AVI BioPharma, Inc.	*	51,906	32,493
BioCryst Pharmaceuticals, Inc.	*†	21,994	87,536
BioMarin Pharmaceutical, Inc.	*	18,803	744,223
BioMimetic Therapeutics, Inc.	*	7,095	18,660
Cell Therapeutics, Inc.	*†	103,528	60,046
Celldex Therapeutics, Inc.	*	10,060	52,211

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Cepheid, Inc.	*	8,077	$361,446
Codexis, Inc.	*†	13,873	51,885
Cubist Pharmaceuticals, Inc.	*	7,593	287,851
Cytokinetics, Inc.	*	69,212	44,330
CytRx Corp.	*†	29,055	133,072
Dendreon Corp.	*†	24,041	177,903
Discovery Laboratories, Inc.	*	7,623	17,685
Dyax Corp.	*	22,226	47,341
Emergent Biosolutions, Inc.	*	4,839	73,311
Entremed, Inc.	*	126	232
Enzon Pharmaceuticals, Inc.	*	7,159	49,182
Exact Sciences Corp.	*	11,980	128,426
Exelixis, Inc.	*†	35,337	195,414
Galena Biopharma, Inc.	*	11,942	19,704
Genomic Health, Inc.	*†	6,866	229,324
Geron Corp.	*†	36,667	63,067
GTx, Inc.	*	4,210	14,861
Halozyme Therapeutics, Inc.	*†	18,837	166,896
Hemispherx Biopharma, Inc.	*†	54,952	15,277
Human Genome Sciences, Inc.	*	34,289	450,215
Idenix Pharmaceuticals, Inc.	*†	11,707	120,582
Idera Pharmaceuticals, Inc.	*	1,932	2,067
Immunogen, Inc.	*†	9,339	156,708
Immunomedics, Inc.	*†	12,320	43,982
Incyte Corp. Ltd.	*†	29,421	667,857
InterMune, Inc.	*	7,345	87,773
Isis Pharmaceuticals, Inc.	*†	15,742	188,904
Keryx Biopharmaceuticals, Inc.	*	33,078	59,540
Lexicon Pharmaceuticals, Inc.	*†	34,034	76,577
Ligand Pharmaceuticals, Inc., Class B	*	3,990	67,591
MannKind Corp.	*†	21,902	50,156
Maxygen, Inc.	*†	5,279	31,463
MediciNova, Inc.	*	3,130	5,102
Medivation, Inc.	*	6,781	619,783
Metabolix, Inc.	*	8,606	15,921
Momenta Pharmaceuticals, Inc.	*	7,065	95,519
Myrexis, Inc.	*	58,092	151,620
Myriad Genetics, Inc.	*	17,432	414,359
Nabi Biopharmaceuticals	*	6,806	10,754
Neurocrine Biosciences, Inc.	*	8,240	65,178
Novavax, Inc.	*†	21,148	32,991
NPS Pharmaceuticals, Inc.	*	9,432	81,210
Onyx Pharmaceuticals, Inc.	*	13,102	870,628
Osiris Therapeutics, Inc.	*†	4,513	49,508
PDL BioPharma, Inc.	†	38,667	256,362
Peregrine Pharmaceuticals, Inc.	*	14,427	7,795
Pharmacyclics, Inc.	*	8,784	479,694
Progenics Pharmaceuticals, Inc.	*†	6,205	60,685
Regeneron Pharmaceuticals, Inc.	*	10,359	1,183,205
Repligen Corp.	*	9,025	38,808
Rigel Pharmaceuticals, Inc.	*	12,762	118,687
Sangamo Biosciences, Inc.	*†	10,702	59,075
Savient Pharmaceuticals, Inc.	*†	32,380	17,488
Seattle Genetics, Inc.	*†	20,977	532,606
SIGA Technologies, Inc.	*†	4,650	13,346
Spectrum Pharmaceuticals, Inc.	*†	8,460	131,638
StemCells, Inc.	*†	12,574	10,059
Synageva BioPharma Corp.	*	1,384	56,135
Telik, Inc.	*	202	436
Theravance, Inc.	*†	11,784	261,841
United Therapeutics Corp.	*	10,148	501,108
Vanda Pharmaceuticals, Inc.	*	9,426	41,474

		Shares	Value
Vertex Pharmaceuticals, Inc.	*	31,505	$1,761,760
XOMA Corp.	*†	17,238	51,714

			15,607,914

Building Products—0.7%
A.O. Smith Corp.		8,295	405,542
American Woodmark Corp.	*	1,317	22,521
Apogee Enterprises, Inc.		5,631	90,490
Armstrong World Industries, Inc.		5,873	288,717
Fortune Brands Home & Security, Inc.	*	26,296	585,612
Gibraltar Industries, Inc.	*	3,678	38,178
Griffon Corp.		6,441	55,264
Insteel Industries, Inc.		2,829	31,543
Lennox International, Inc.		9,822	458,000
NCI Building Systems, Inc.	*	8,291	89,791
Owens Corning, Inc.	*	13,707	391,198
Quanex Building Products Corp.		11,668	208,624
Simpson Manufacturing Co., Inc.		8,898	262,580
Trex Co., Inc.	*	2,108	63,430
U.S. Home Systems, Inc.		1,624	16,483
Universal Forest Products, Inc.		1,649	64,278
USG Corp.	*†	9,453	180,080

			3,252,331

Capital Markets—1.9%
Affiliated Managers Group, Inc.	*	8,961	980,781
American Capital Ltd.	*	68,077	685,535
Apollo Investment Corp.		49,910	383,309
Arlington Asset Investment Corp., Class A		3,155	68,495
Artio Global Investors, Inc.	†	13,209	46,231
BGC Partners, Inc., Class A		13,921	81,716
Calamos Asset Management, Inc., Class A		3,748	42,915
CIFC Corp.	*	2,540	18,720
Cowen Group, Inc., Class A	*	21,336	56,754
Diamond Hill Investment Group, Inc.		649	50,810
Eaton Vance Corp.		18,870	508,546
Edelman Financial Group, Inc.		5,428	47,224
Evercore Partners, Inc., Class A		8,031	187,845
GAMCO Investors, Inc., Class A		1,052	46,698
GFI Group, Inc.		33,019	117,548
Greenhill & Co., Inc.	†	6,438	229,515
ICG Group, Inc.	*	7,645	70,716
Institutional Financial Markets, Inc.		4,976	4,230
INTL FCStone, Inc.	*	4,667	90,306
Investment Technology Group, Inc.	*	22,766	209,447
Janus Capital Group, Inc.		25,815	201,873
Jefferies Group, Inc.	†	29,047	377,321
KBW, Inc.	†	12,959	213,176
Knight Capital Group, Inc., Class A	*	25,616	305,855
Medallion Financial Corp.		2,518	26,741
Penson Worldwide, Inc.	*†	21,060	3,222
Piper Jaffray Cos.	*	2,312	54,170
Raymond James Financial, Inc.		18,586	636,385
Safeguard Scientifics, Inc.	*	3,658	56,626
SEI Investments Co.		34,850	693,166
Stifel Financial Corp.	*	14,993	463,284
SWS Group, Inc.	*	14,960	79,737

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
TD Ameritrade Holding Corp.		50,281	$854,777
U.S. Global Investors, Inc., Class A		8,854	38,692
Virtus Investment Partners, Inc.	*	1,399	113,319
Waddell & Reed Financial, Inc., Class A		12,604	381,649
Walter Investment Management Corp.		5,513	129,225
Westwood Holdings Group, Inc.		1,427	53,170

			8,609,729

Chemicals—2.6%
A. Schulman, Inc.		5,791	114,951
Albemarle Corp.		14,830	884,461
Ashland, Inc.		10,597	734,478
Balchem Corp.		4,960	161,746
Cabot Corp.		13,759	559,991
Calgon Carbon Corp.	*†	19,947	283,646
Celanese Corp., Class A		22,431	776,561
Chemtura Corp.	*	15,439	223,865
Cytec Industries, Inc.		6,784	397,814
Ferro Corp.	*	20,271	97,301
Flotek Industries, Inc.	*†	11,454	106,980
Georgia Gulf Corp.		3,528	90,564
H.B. Fuller Co.		12,649	388,324
Huntsman Corp.		30,318	392,315
Intrepid Potash, Inc.	*	8,881	202,132
Koppers Holdings, Inc.		3,348	113,832
Kronos Worldwide, Inc.	†	3,735	58,976
Landec Corp.	*†	8,822	75,516
LSB Industries, Inc.	*	5,477	169,294
Material Sciences Corp.	*	5,258	43,116
Minerals Technologies, Inc.		1,872	119,396
NewMarket Corp.	†	1,802	390,313
Olin Corp.		8,990	187,801
OM Group, Inc.	*	7,720	146,680
Omnova Solutions, Inc.	*	9,679	72,980
Penford Corp.	*	5,562	49,780
PolyOne Corp.		16,034	219,345
Quaker Chemical Corp.		1,879	86,829
Rockwood Holdings, Inc.		11,577	513,440
RPM International, Inc.		25,982	706,710
Scotts Miracle-Gro Co. (The), Class A		8,157	335,416
Sensient Technologies Corp.		12,353	453,726
Solutia, Inc.		20,513	575,390
Spartech Corp.	*	2,131	11,017
Stepan Co.		1,197	112,733
Tredegar Corp.		2,467	35,920
Valhi, Inc.		11,760	146,882
Valspar Corp.		19,576	1,027,544
W.R. Grace & Co.	*	13,453	678,704
Westlake Chemical Corp.	†	4,325	226,024
Zep, Inc.		2,287	31,401
Zoltek Cos., Inc.	*†	17,218	155,479

			12,159,373

Commercial Banks—4.6%
1st Source Corp.		2,200	49,720
Ameris Bancorp	*	6,211	78,259
Arrow Financial Corp.	†	4,262	103,013
Associated Banc-Corp		39,187	516,876
BancFirst Corp.		1,092	45,766

		Shares	Value
Bancorp, Inc. (The)/Delaware	*	8,887	$83,982
BancorpSouth, Inc.	†	19,643	285,216
BancTrust Financial Group, Inc.	*	4,800	14,352
Bank of Hawaii Corp.		11,077	508,988
Bank of the Ozarks, Inc.		10,632	319,811
Banner Corp.		2,674	58,587
BBCN Bancorp, Inc./California	*	31,191	339,670
BOK Financial Corp.		2,311	134,500
Boston Private Financial Holdings, Inc.		12,410	110,821
Bryn Mawr Bank Corp.		4,411	92,940
Camden National Corp.	†	1,411	51,671
Capital Bank Corp.	*†	22,531	51,371
Capital City Bank Group, Inc.		4,374	32,236
CapitalSource, Inc.		48,390	325,181
Cardinal Financial Corp.		7,745	95,109
Cascade Bancorp	*†	479	2,840
Cathay General Bancorp		18,966	313,129
Catskill Litigation Trust	*‡d	583	—
Central Pacific Financial Corp.	*	2,074	29,285
Chemical Financial Corp.		3,780	81,270
CIT Group, Inc.	*	28,383	1,011,570
Citizens Republic Bancorp, Inc.	*	16,394	280,829
City Holding Co.	†	2,691	90,660
City National Corp./California		7,803	379,070
CoBiz Financial, Inc.		13,041	81,637
Columbia Banking System, Inc.		9,767	183,815
Commerce Bancshares, Inc./Missouri		12,773	484,097
Community Bank System, Inc.		8,019	217,475
Community Trust Bancorp, Inc.	†	2,246	75,219
Cullen/Frost Bankers, Inc.		13,285	763,755
CVB Financial Corp.	†	17,733	206,589
East West Bancorp, Inc.		33,951	796,490
Eastern Virginia Bankshares, Inc.	*	701	2,622
Fidelity Southern Corp.		7,091	61,266
Financial Institutions, Inc.		2,448	41,322
First BanCorp. (Puerto Rico)	*	25,707	101,800
First Bancorp/North Carolina		5,052	44,912
First Busey Corp.	†	14,438	69,736
First Citizens BancShares, Inc./North Carolina, Class A		634	105,656
First Commonwealth Financial Corp.		30,605	205,972
First Financial Bancorp		6,617	105,740
First Financial Bankshares, Inc.	†	3,801	131,363
First Merchants Corp.		4,647	57,902
First Midwest Bancorp, Inc./Illinois		9,549	104,848
First Niagara Financial Group, Inc.		76,028	581,614
First of Long Island Corp. (The)		1,432	41,485
FirstMerit Corp.		18,310	302,481
FNB Corp./Pennsylvania	†	28,242	306,990
Fulton Financial Corp.		42,856	428,131
Glacier Bancorp, Inc.	†	21,753	336,954
Great Southern Bancorp, Inc.		3,068	84,615
Green Bankshares, Inc.	*†	2,129	3,534
Guaranty Bancorp	*	38,669	81,592
Hancock Holding Co.		13,641	415,232
Hanmi Financial Corp.	*	8,190	85,831
Heritage Commerce Corp.	*	8,988	58,422
Heritage Financial Corp./Washington		5,490	80,428

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
IBERIABANK Corp.		6,270	$316,321
Independent Bank Corp./Massachusetts	†	3,125	91,281
Independent Bank Corp./Michigan	*	389	976
International Bancshares Corp.		7,878	153,779
Investors Bancorp, Inc.	*	16,332	246,450
Lakeland Financial Corp.		4,843	129,938
Macatawa Bank Corp.	*	9,867	33,646
MainSource Financial Group, Inc.		4,454	52,691
MB Financial, Inc.		7,169	154,420
Merchants Bancshares, Inc.		1,298	35,760
MidSouth Bancorp, Inc.		3,651	51,406
MidWestOne Financial Group, Inc.		4,566	98,169
National Penn Bancshares, Inc.		8,522	81,556
NBT Bancorp, Inc.		4,152	89,642
Old National Bancorp/Indiana		30,830	370,268
Old Second Bancorp, Inc.	*†	5,324	6,921
Oriental Financial Group, Inc. (Puerto Rico)		19,202	212,758
Pacific Capital Bancorp NA	*	1,651	75,500
Pacific Premier Bancorp, Inc.	*	977	8,207
PacWest Bancorp		2,392	56,619
Park National Corp.	†	1,421	99,115
Peapack Gladstone Financial Corp.		1,086	16,844
Peoples Bancorp, Inc./Ohio	†	2,337	51,367
Peoples Financial Corp./Mississippi		3,749	36,553
Pinnacle Financial Partners, Inc.	*	6,115	119,304
Popular, Inc. (Puerto Rico)	*	17,490	290,509
Preferred Bank/Los Angeles CA	*†	4,011	53,587
PrivateBancorp, Inc.		12,737	187,998
Prosperity Bancshares, Inc.	†	10,569	444,215
Renasant Corp.	†	4,358	68,464
Republic Bancorp, Inc./Kentucky, Class A	†	2,055	45,724
Royal Bancshares of Pennsylvania, Inc., Class A	*	11,522	20,855
S&T Bancorp, Inc.		3,512	64,867
Sandy Spring Bancorp, Inc.		2,239	40,302
Seacoast Banking Corp. of Florida	*	53,038	80,087
Shore Bancshares, Inc.		5,419	32,189
Sierra Bancorp		5,758	57,004
Signature Bank/New York	*	5,846	356,431
Simmons First National Corp., Class A	†	3,697	85,955
Southwest Bancorp, Inc./Oklahoma	*	4,075	38,346
Sterling Bancorp/New York	†	5,344	53,333
Sterling Financial Corp./Washington	*	3,511	66,323
Suffolk Bancorp	*	3,976	51,569
Susquehanna Bancshares, Inc.		21,345	219,853
SVB Financial Group	*	6,536	383,794
SY Bancorp, Inc.		4,501	107,799
Synovus Financial Corp.	†	102,979	203,898
TCF Financial Corp.		16,152	185,425
Texas Capital Bancshares, Inc.	*	6,292	254,134
Tompkins Financial Corp.		1,976	74,456
TowneBank/Virginia	†	4,995	69,930
Trustmark Corp.		7,243	177,309
UMB Financial Corp.		5,083	260,402
Umpqua Holdings Corp.		15,160	199,506
Union First Market Bankshares Corp.		4,226	61,066
United Bankshares, Inc.	†	5,447	140,968

		Shares	Value
United Community Banks, Inc./Georgia	*†	8,268	$70,857
Valley National Bancorp	†	47,250	500,850
Virginia Commerce Bancorp, Inc.	*	10,179	85,809
Washington Trust Bancorp, Inc.		3,270	79,723
Webster Financial Corp.		19,943	431,965
WesBanco, Inc.		2,801	59,549
West Coast Bancorp/Oregon	*	3,288	64,609
Westamerica Bancorporation		5,748	271,248
Western Alliance Bancorp	*	35,451	331,821
Wilshire Bancorp, Inc.	*	17,149	93,976
Wintrust Financial Corp.		5,057	179,523

			21,271,966

Commercial Services & Supplies—1.5%
ABM Industries, Inc.		9,730	190,319
ACCO Brands Corp.	*	14,981	154,904
American Reprographics Co.	*	15,235	76,632
Asset Acceptance Capital Corp.	*	6,870	46,716
Asta Funding, Inc.		3,486	32,664
Brink’s Co. (The)		6,600	152,988
Casella Waste Systems, Inc., Class A	*	5,820	34,047
Cenveo, Inc.	*†	10,269	19,819
Clean Harbors, Inc.	*†	5,992	338,069
Consolidated Graphics, Inc.	*	699	20,306
Copart, Inc.	*	19,876	470,862
Corrections Corp. of America		24,625	725,206
Courier Corp.		1,904	25,228
Covanta Holding Corp.		32,749	561,645
Deluxe Corp.	†	6,902	172,136
EnergySolutions, Inc.	*	17,158	28,997
Ennis, Inc.		2,217	34,097
G&K Services, Inc., Class A		2,038	63,565
Geo Group, Inc. (The)	*	10,797	245,308
Healthcare Services Group, Inc.		8,543	165,563
Herman Miller, Inc.		7,167	132,733
HNI Corp.		4,666	120,150
Interface, Inc.		5,624	76,655
Intersections, Inc.		4,413	69,946
Kimball International, Inc., Class B	†	4,445	34,227
Knoll, Inc.		8,621	115,694
McGrath RentCorp		2,986	79,129
Metalico, Inc.	*	25,521	56,146
Mine Safety Appliances Co.		4,632	186,392
Mobile Mini, Inc.	*	4,526	65,174
Multi-Color Corp.		2,526	56,178
NL Industries, Inc.		412	5,138
Perma-Fix Environmental Services, Inc.	*	25,765	30,145
Portfolio Recovery Associates, Inc.	*	1,756	160,253
Rollins, Inc.	†	17,041	381,207
Standard Register Co. (The)	†	1,650	990
Steelcase, Inc., Class A		19,006	171,624
Sykes Enterprises, Inc.	*	3,519	56,163
Team, Inc.	*	3,347	104,359
Tetra Tech, Inc.	*	6,841	178,413
TRC Cos., Inc.	*	11,036	67,099
Unifirst Corp.		996	63,495
United Stationers, Inc.		4,110	110,765
US Ecology, Inc.		11,022	195,530
Viad Corp.		1,978	39,560
Virco Manufacturing Corp.	*	1,859	3,012
Waste Connections, Inc.		22,840	683,373

			6,802,621

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Communications Equipment—1.3%
Acme Packet, Inc.	*†	10,066	$187,731
ADTRAN, Inc.		12,844	387,760
Alliance Fiber Optic Products, Inc.	*	963	8,609
Anaren, Inc.	*	2,003	39,259
Arris Group, Inc.	*	25,408	353,425
Aruba Networks, Inc.	*†	24,779	372,924
Aviat Networks, Inc.	*	22,656	63,437
Black Box Corp.		1,414	40,582
Blonder Tongue Laboratories, Inc.	*	2,285	2,742
Brocade Communications Systems, Inc.	*	65,397	322,407
CalAmp Corp.	*	9,992	73,241
Ciena Corp.	*†	24,804	406,041
Comtech Telecommunications Corp.		4,419	126,295
Digi International, Inc.	*†	2,517	25,774
Ditech Networks, Inc.	*	3,980	3,423
EchoStar Corp., Class A	*	12,469	329,431
Emcore Corp.	*	11,797	52,143
Emulex Corp.	*	15,840	114,048
Extreme Networks, Inc.	*†	9,940	34,194
Finisar Corp.	*†	16,126	241,245
Globecomm Systems, Inc.	*	5,067	51,379
Harmonic, Inc.	*	19,391	82,606
Infinera Corp.	*†	12,147	83,085
InterDigital, Inc.	†	7,655	225,899
Ixia	*	7,348	88,323
KVH Industries, Inc.	*	3,755	46,938
Loral Space & Communications, Inc.		2,725	183,529
NETGEAR, Inc.	*	3,773	130,206
Network Engines, Inc.	*	1,330	1,875
Network Equipment Technologies, Inc.	*	20,690	27,104
Numerex Corp., Class A	*	1,800	16,740
Oclaro, Inc.	*†	9,084	27,615
Oplink Communications, Inc.	*	1,808	24,462
Optical Cable Corp.		241	1,085
Parkervision, Inc.	*†	37,014	88,093
Performance Technologies, Inc.	*	794	1,779
Plantronics, Inc.		9,656	322,510
Polycom, Inc.	*	30,575	321,649
Powerwave Technologies, Inc.	*†	6,812	4,939
Riverbed Technology, Inc.	*	23,885	385,743
Sonus Networks, Inc.	*	107,679	231,510
Sycamore Networks, Inc.	*	1,477	21,446
Symmetricom, Inc.	*	6,110	36,599
Tellabs, Inc.		59,542	198,275
UTStarcom Holdings Corp. (China)	*	76,536	91,078
ViaSat, Inc.	*	4,503	170,078
Westell Technologies, Inc., Class A	*	13,644	32,473
Zoom Technologies, Inc. (China)	*†	542	564

			6,082,293

Computers & Peripherals—0.6%
3D Systems Corp.	*†	6,673	227,816
Avid Technology, Inc.	*	2,658	19,749
Concurrent Computer Corp.	*	759	3,150
Cray, Inc.	*	5,759	69,569
Dataram Corp.	*	1,175	905
Diebold, Inc.		14,906	550,180
Dot Hill Systems Corp.	*	21,866	24,927

		Shares	Value
Electronics for Imaging, Inc.	*	3,912	$63,570
Hutchinson Technology, Inc.	*†	2,054	2,999
iGO, Inc.	*	2,804	1,178
Imation Corp.	*	18,494	109,300
Immersion Corp.	*	5,977	33,650
Intermec, Inc.	*	11,337	70,289
Intevac, Inc.	*	3,891	29,260
NCR Corp.	*	25,457	578,638
Novatel Wireless, Inc.	*	10,536	26,235
Overland Storage, Inc.	*	9,851	18,520
Presstek, Inc.	*	6,107	2,609
QLogic Corp.	*	26,656	364,921
Quantum Corp.	*	58,778	119,319
Rimage Corp.		924	7,392
Silicon Graphics International Corp.	*†	9,365	60,123
STEC, Inc.	*	14,855	115,869
Stratasys, Inc.	*†	1,962	97,217
Synaptics, Inc.	*†	5,067	145,068
TransAct Technologies, Inc.	*	2,600	20,046

			2,762,499

Construction & Engineering—0.6%
AECOM Technology Corp.	*	23,093	379,880
Aegion Corp.	*	2,980	53,312
Comfort Systems USA, Inc.	†	3,803	38,106
Dycom Industries, Inc.	*	13,213	245,894
EMCOR Group, Inc.		10,329	287,353
Furmanite Corp.	*†	7,017	34,103
Granite Construction, Inc.		5,631	147,025
KBR, Inc.		23,912	590,865
Layne Christensen Co.	*	2,498	51,684
MasTec, Inc.	*†	11,328	170,373
Northwest Pipe Co.	*	2,458	59,631
Orion Marine Group, Inc.	*	17,265	120,164
Pike Electric Corp.	*	1,369	10,569
Shaw Group, Inc. (The)	*	12,959	353,910
Sterling Construction Co., Inc.	*	3,155	32,244
Tutor Perini Corp.	*	5,845	74,056
URS Corp.		9,779	341,092

			2,990,261

Construction Materials—0.2%
Eagle Materials, Inc.		6,632	247,639
Headwaters, Inc.	*	14,630	75,344
Martin Marietta Materials, Inc.		3,939	310,472
Texas Industries, Inc.	†	3,011	117,459

			750,914

Consumer Finance—0.3%
Cash America International, Inc.		7,304	321,668
CompuCredit Holdings Corp.	*	1,291	4,673
DFC Global Corp.	*	10,439	192,391
Ezcorp, Inc., Class A	*	7,391	173,393
First Cash Financial Services, Inc.	*	7,544	303,043
First Marblehead Corp. (The)	*	25,118	29,388
Nelnet, Inc., Class A		4,517	103,891
World Acceptance Corp.	*†	1,346	88,567

			1,217,014

Containers & Packaging—0.9%
AEP Industries, Inc.	*	1,473	64,149
AptarGroup, Inc.		8,499	433,874
Crown Holdings, Inc.	*	30,834	1,063,465
Graphic Packaging Holding Co.	*	52,944	291,192
Greif, Inc., Class A		4,197	172,077

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Myers Industries, Inc.		4,506	$77,323
Packaging Corp. of America		18,729	528,907
Rock-Tenn Co., Class A		9,473	516,752
Silgan Holdings, Inc.		9,969	425,576
Sonoco Products Co.		13,840	417,276

			3,990,591

Distributors—0.3%
LKQ Corp.	*	28,390	948,226
Pool Corp.		4,626	187,168
VOXX International Corp.	*	2,945	27,447

			1,162,841

Diversified Consumer Services—0.8%
American Public Education, Inc.	*†	2,444	78,208
Ascent Capital Group, Inc., Class A	*	2,424	125,442
Capella Education Co.	*	3,229	112,240
Career Education Corp.	*	11,632	77,818
Coinstar, Inc.	*†	3,501	240,379
Corinthian Colleges, Inc.	*	17,447	50,422
Education Management Corp.	*†	12,017	83,518
Grand Canyon Education, Inc.	*	8,434	176,608
Hillenbrand, Inc.		14,350	263,753
ITT Educational Services, Inc.	*†	4,939	300,044
K12, Inc.	*†	8,049	187,542
Learning Tree International, Inc.	*	4,044	17,672
Matthews International Corp., Class A		4,455	144,743
Regis Corp.	†	10,858	195,010
School Specialty, Inc.	*†	1,184	3,860
Service Corp. International		41,199	509,632
Sotheby’s	†	9,227	307,813
Steiner Leisure Ltd. (Bahamas)	*	1,645	76,344
Stewart Enterprises, Inc., Class A	†	11,267	80,446
Strayer Education, Inc.	†	944	102,915
Universal Technical Institute, Inc.		4,524	61,119
Weight Watchers International, Inc.	†	5,424	279,661

			3,475,189

Diversified Financial Services—0.3%
Interactive Brokers Group, Inc., Class A		14,771	217,429
MarketAxess Holdings, Inc.		8,655	230,569
MSCI, Inc.	*	22,345	760,177
PHH Corp.	*†	11,809	206,421
PICO Holdings, Inc.	*	2,556	57,280
Resource America, Inc., Class A		3,696	23,581

			1,495,457

Diversified Telecommunication Services—0.6%
8x8, Inc.	*	33,730	141,666
AboveNet, Inc.	*	3,155	265,020
Alaska Communications Systems Group, Inc.	†	8,744	18,362
Atlantic Tele-Network, Inc.		1,034	34,877
Cbeyond, Inc.	*	5,638	38,169
Cincinnati Bell, Inc.	*	76,144	283,256
Cogent Communications Group, Inc.	*	9,120	175,560
Consolidated Communications Holdings, Inc.		13,175	194,990
General Communication, Inc., Class A	*	3,847	31,969

		Shares	Value
HickoryTech Corp.		2,286	$25,397
IDT Corp., Class B		2,274	22,308
Level 3 Communications, Inc.	*†	28,997	642,283
Lumos Networks Corp.		1,551	14,657
Neutral Tandem, Inc.	*	13,265	174,833
ORBCOMM, Inc.	*	13,962	45,516
Premiere Global Services, Inc.	*	5,642	47,336
SureWest Communications		6,213	130,908
tw telecom inc.	*	22,613	580,250

			2,867,357

Electric Utilities—1.4%
ALLETE, Inc.		4,831	201,936
Cleco Corp.		8,902	372,371
El Paso Electric Co.		7,953	263,721
Empire District Electric Co. (The)		10,377	218,955
Great Plains Energy, Inc.		17,908	383,410
Hawaiian Electric Industries, Inc.		25,440	725,549
IDACORP, Inc.		8,127	341,984
ITC Holdings Corp.		6,971	480,372
MGE Energy, Inc.		4,750	224,675
NV Energy, Inc.		33,967	597,140
OGE Energy Corp.		14,078	729,100
Otter Tail Corp.		4,299	98,318
PNM Resources, Inc.		13,928	272,153
Portland General Electric Co.		13,022	347,166
UIL Holdings Corp.		10,662	382,339
Unitil Corp.		1,689	44,758
UNS Energy Corp.		4,770	183,216
Westar Energy, Inc.		18,809	563,330

			6,430,493

Electrical Equipment—1.2%
A123 Systems, Inc.	*†	39,421	49,670
Active Power, Inc.	*	42,100	33,970
Acuity Brands, Inc.		4,246	216,164
American Superconductor Corp.	*	6,746	31,706
AMETEK, Inc.		30,225	1,508,530
AZZ, Inc.		1,134	69,469
Babcock & Wilcox Co. (The)	*	19,772	484,414
Belden, Inc.		8,915	297,315
Brady Corp., Class A		7,763	213,560
Capstone Turbine Corp.	*†	79,299	80,092
Encore Wire Corp.		1,693	45,339
EnerSys	*	11,416	400,359
Franklin Electric Co., Inc.		3,929	200,890
FuelCell Energy, Inc.	*†	48,935	49,424
General Cable Corp.	*	7,507	194,732
GrafTech International Ltd.	*	22,518	217,299
Hubbell, Inc., Class B		7,363	573,872
II-VI, Inc.	*	5,345	89,101
LSI Industries, Inc.		3,003	21,381
Magnetek, Inc.	*	458	7,072
Orbit International Corp.	*	2,812	9,701
Plug Power, Inc.	*†	893	1,018
Polypore International, Inc.	*†	5,835	235,676
Powell Industries, Inc.	*	1,046	39,079
PowerSecure International, Inc.	*	2,650	13,197
Regal-Beloit Corp.		5,997	373,373
Ultralife Corp.	*	3,672	14,174
Universal Security Instruments, Inc.	*	266	1,357
Valence Technology, Inc.	*†	68,689	42,656
Vicor Corp.		3,481	24,158

			5,538,748

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Electronic Equipment, Instruments & Components—2.0%
Agilysys, Inc.	*	4,188	$36,310
Anixter International, Inc.		5,818	308,645
Arrow Electronics, Inc.	*	15,485	508,063
Avnet, Inc.	*	23,170	715,026
AVX Corp.		16,770	179,271
Badger Meter, Inc.	†	4,287	160,977
Benchmark Electronics, Inc.	*	14,600	203,670
Brightpoint, Inc.	*	13,208	71,455
Checkpoint Systems, Inc.	*	8,101	70,560
Cognex Corp.		3,670	116,156
Coherent, Inc.	*	3,191	138,170
CTS Corp.		4,578	43,125
Daktronics, Inc.		5,610	38,765
Dolby Laboratories, Inc., Class A	*	7,320	302,316
DTS, Inc.	*	1,605	41,858
Echelon Corp.	*†	3,748	13,043
Electro Rent Corp.		2,563	41,598
Electro Scientific Industries, Inc.		3,685	43,557
FARO Technologies, Inc.	*	1,400	58,912
FEI Co.	*	7,016	335,645
Frequency Electronics, Inc.	*	1,355	10,948
ID Systems, Inc.	*	2,437	10,674
Identive Group, Inc.	*†	11,064	10,360
Ingram Micro, Inc., Class A	*	29,411	513,810
Insight Enterprises, Inc.	*	3,820	64,291
IPG Photonics Corp.	*	6,852	298,679
Iteris, Inc.	*	4,264	5,714
Itron, Inc.	*	10,094	416,277
LeCroy Corp.	*	3,916	55,842
Lightpath Technologies, Inc., Class A	*†	17,646	18,705
Littelfuse, Inc.		2,845	161,852
LoJack Corp.	*	1,880	5,678
LRAD Corp.	*	3,686	4,386
Maxwell Technologies, Inc.	*	3,381	22,179
Measurement Specialties, Inc.	*	3,063	99,578
Mercury Computer Systems, Inc.	*	3,652	47,220
Mesa Laboratories, Inc.		1,200	55,788
Methode Electronics, Inc.	†	16,111	137,105
Microvision, Inc.	*†	14,308	23,036
MTS Systems Corp.		1,818	70,084
National Instruments Corp.		17,107	459,494
Newport Corp.	*	4,130	49,643
OSI Systems, Inc.	*	2,750	174,185
Park Electrochemical Corp.		1,950	50,466
PC Connection, Inc.		2,755	29,258
Planar Systems, Inc.	*	8,504	14,032
Plexus Corp.	*	4,416	124,531
Power-One, Inc.	*	40,825	184,529
Pulse Electronics Corp.		7,988	15,736
Radisys Corp.	*	4,878	30,634
Research Frontiers, Inc.	*†	2,932	9,148
Rofin-Sinar Technologies, Inc.	*	3,102	58,721
Rogers Corp.	*	1,417	56,127
Sanmina-SCI Corp.	*	9,115	74,652
ScanSource, Inc.	*	1,798	55,091
Sigmatron International, Inc.	*	283	948
SYNNEX Corp.	*	5,088	175,485
Tech Data Corp.	*	9,451	455,255
Trimble Navigation Ltd.	*	18,784	864,252
TTM Technologies, Inc.	*	13,456	126,621
Universal Display Corp.	*†	5,881	211,363
Vishay Intertechnology, Inc.	*†	19,798	186,695

		Shares	Value
Vishay Precision Group, Inc.	*	7,543	$105,225
Wayside Technology Group, Inc.		1,787	22,069
Zygo Corp.	*	2,997	53,526

			9,047,014

Energy Equipment & Services—1.8%
Atwood Oceanics, Inc.	*	8,965	339,236
Basic Energy Services, Inc.	*	5,491	56,667
Bolt Technology Corp.		4,903	73,594
Bristow Group, Inc.		7,731	314,420
Cal Dive International, Inc.	*	45,231	131,170
CARBO Ceramics, Inc.	†	2,596	199,191
Dawson Geophysical Co.	*	2,635	62,766
Dresser-Rand Group, Inc.	*	13,863	617,458
Dril-Quip, Inc.	*	5,987	392,687
Exterran Holdings, Inc.	*	10,606	135,226
Gulfmark Offshore, Inc., Class A	*	3,758	127,922
Heckmann Corp.	*†	12,249	41,402
Helix Energy Solutions Group, Inc.	*	12,150	199,381
Hercules Offshore, Inc.	*	42,310	149,777
Hornbeck Offshore Services, Inc.	*†	4,277	165,862
ION Geophysical Corp.	*	22,870	150,713
Key Energy Services, Inc.	*	31,716	241,042
Lufkin Industries, Inc.	†	5,305	288,168
Matrix Service Co.	*	3,244	36,819
McDermott International, Inc.	*	35,609	396,684
Mitcham Industries, Inc.	*	3,707	62,908
Natural Gas Services Group, Inc.	*	5,244	77,716
Newpark Resources, Inc.	*†	17,228	101,645
Oceaneering International, Inc.		13,067	625,387
Oil States International, Inc.	*	6,650	440,230
OYO Geospace Corp.	*	802	72,172
Parker Drilling Co.	*	18,562	83,715
Patterson-UTI Energy, Inc.		34,323	499,743
PHI, Inc.	*	2,638	73,363
Pioneer Drilling Co.	*	16,802	133,912
RPC, Inc.	†	25,188	299,485
SEACOR Holdings, Inc.	*	2,817	251,783
Superior Energy Services, Inc.	*	25,901	523,977
TETRA Technologies, Inc.	*	8,961	63,892
Tidewater, Inc.		7,544	349,740
Unit Corp.	*	6,849	252,660
Vantage Drilling Co.	*	44,721	67,082

			8,099,595

Food & Staples Retailing—0.5%
Andersons, Inc. (The)		2,228	95,046
Arden Group, Inc., Class A		552	48,140
Casey’s General Stores, Inc.		7,327	432,220
Harris Teeter Supermarkets, Inc.		7,740	317,263
Nash Finch Co.		1,190	25,561
Pantry, Inc. (The)	*	2,139	31,443
Pricesmart, Inc.		2,707	182,749
Rite Aid Corp.	*	203,564	284,990
Spartan Stores, Inc.		3,490	63,274
SUPERVALU, Inc.	†	28,510	147,682
United Natural Foods, Inc.	*	6,858	376,230
Village Super Market, Inc., Class A		2,777	90,475
Weis Markets, Inc.		1,103	49,105

			2,144,178

Food Products—1.9%
B&G Foods, Inc.		15,178	403,735
Bridgford Foods Corp.	*†d	—	—

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Bunge Ltd.		25,636	$1,608,403
Calavo Growers, Inc.	†	2,244	57,401
Cal-Maine Foods, Inc.		6,514	254,697
Chiquita Brands International, Inc.	*	9,802	49,010
Darling International, Inc.	*	17,587	290,010
Diamond Foods, Inc.	†	4,466	79,673
Dole Food Co., Inc.	*†	12,165	106,809
Farmer Bros. Co.	*†	930	7,403

Flowers Foods, Inc.		28,075	652,182
Fresh Del Monte Produce, Inc.		11,486	269,576
Green Mountain Coffee Roasters, Inc.	*†	18,718	407,678
Griffin Land & Nurseries, Inc.	†	2,039	57,072
Hain Celestial Group, Inc. (The)	*	10,164	559,426
Hillshire Brands Co.		21,866	633,895
Ingredion, Inc.		11,771	582,900
Inventure Foods, Inc.	*	9,182	57,847
J&J Snack Foods Corp.		1,866	110,281
John B. Sanfilippo & Son, Inc.	*	1,899	33,897
Lancaster Colony Corp.		2,437	173,539
Omega Protein Corp.	*	2,815	20,718
Post Holdings, Inc.	*	5,073	155,995
Ralcorp Holdings, Inc.	*	7,658	511,095
Sanderson Farms, Inc.	†	2,102	96,314
Smart Balance, Inc.	*	15,817	148,522
Smithfield Foods, Inc.	*	23,691	512,436
Snyders-Lance, Inc.		10,604	267,539
Tootsie Roll Industries, Inc.	†	3,255	77,664
TreeHouse Foods, Inc.	*	8,182	509,657

			8,695,374

Gas Utilities—0.9%
Atmos Energy Corp.		14,680	514,828
Chesapeake Utilities Corp.	†	2,965	129,630
Delta Natural Gas Co., Inc.	†	7,514	163,279
Laclede Group, Inc. (The)		1,902	75,719
National Fuel Gas Co.		12,519	588,143
New Jersey Resources Corp.		5,892	256,950
Northwest Natural Gas Co.	†	3,667	174,549
Piedmont Natural Gas Co., Inc.	†	15,429	496,659
Questar Corp.		29,569	616,809
South Jersey Industries, Inc.		3,110	158,517
Southwest Gas Corp.		7,750	338,287
UGI Corp.		16,949	498,809
WGL Holdings, Inc.		6,648	264,258

			4,276,437

Health Care Equipment & Supplies—2.4%
Abaxis, Inc.	*	2,445	90,465
ABIOMED, Inc.	*†	6,733	153,647
Accuray, Inc.	*	10,434	71,369
Alere, Inc.	*	9,884	192,145
Align Technology, Inc.	*	11,608	388,404
Analogic Corp.		1,810	112,220
AngioDynamics, Inc.	*	14,132	169,725
Atrion Corp.	†	435	89,166
Biolase, Inc.	*†	22,079	43,054
Cantel Medical Corp.		6,766	184,374
Cerus Corp.	*	16,123	53,528
Conceptus, Inc.	*	5,717	113,311
CONMED Corp.		9,592	265,411
Cooper Cos., Inc. (The)		6,675	532,398
CryoLife, Inc.	*	6,833	35,737

		Shares	Value
Cutera, Inc.	*	3,098	$22,290
Cyberonics, Inc.	*	3,767	169,289
Cynosure, Inc., Class A	*	3,342	70,683
DexCom, Inc.	*	11,213	145,320
Endologix, Inc.	*	14,422	222,676
Gen-Probe, Inc.	*	6,307	518,435
Greatbatch, Inc.	*	2,283	51,847
Haemonetics Corp.	*	3,839	284,508
Hill-Rom Holdings, Inc.		9,662	298,073
Hologic, Inc.	*	52,477	946,685
ICU Medical, Inc.	*	1,366	72,917
IDEXX Laboratories, Inc.	*†	5,851	562,457
Insulet Corp.	*†	7,107	151,877
Integra LifeSciences Holdings Corp.	*	2,236	83,134
Invacare Corp.		4,378	67,553
IRIS International, Inc.	*	4,135	46,725
MAKO Surgical Corp.	*†	5,397	138,217
Masimo Corp.	*	6,826	152,766
Medical Action Industries, Inc.	*	7,146	24,868
Meridian Bioscience, Inc.	†	4,370	89,410
Merit Medical Systems, Inc.	*	7,183	99,197
Natus Medical, Inc.	*	15,518	180,319
Neogen Corp.	*	3,093	142,897
NuVasive, Inc.	*	6,151	155,989
NxStage Medical, Inc.	*	12,475	209,081
OraSure Technologies, Inc.	*	7,330	82,389
Orthofix International NV (Netherlands Antilles)	*	2,888	119,130
Palomar Medical Technologies, Inc.	*	2,762	23,477
Quidel Corp.	*†	14,799	232,048
ResMed, Inc.	*	24,026	749,611
Rochester Medical Corp.	*	5,305	57,082
RTI Biologics, Inc.	*	13,504	50,775
Sirona Dental Systems, Inc.	*	8,415	378,759
Spectranetics Corp.	*	8,571	97,881
Staar Surgical Co.	*	13,188	102,471
STERIS Corp.		13,087	410,539
SurModics, Inc.	*	4,009	69,356
Teleflex, Inc.		5,117	311,676
Theragenics Corp.	*	12,488	25,101
ThermoGenesis Corp.	*	1,079	1,025
Thoratec Corp.	*	9,579	321,663
Urologix, Inc.	*	25,612	19,721
Vision-Sciences, Inc.	*	27,178	40,767
Volcano Corp.	*	5,711	163,620
West Pharmaceutical Services, Inc.		4,069	205,444
Wright Medical Group, Inc.	*	5,713	121,973
Young Innovations, Inc.		1,093	37,698

			11,024,373

Health Care Providers & Services—2.7%
Alliance HealthCare Services, Inc.	*	10,817	10,795
Almost Family, Inc.	*	2,502	55,895
Amedisys, Inc.	*	2,921	36,366
AMERIGROUP Corp.	*†	5,262	346,818
AMN Healthcare Services, Inc.	*	3,864	22,914
Amsurg Corp.	*	3,538	106,069
Bio-Reference Labs, Inc.	*	11,461	301,195
BioScrip, Inc.	*	9,835	73,074
Brookdale Senior Living, Inc.	*	27,632	490,192
Capital Senior Living Corp.	*	9,966	105,640
CardioNet, Inc.	*	8,331	16,912
Catalyst Health Solutions, Inc.	*	8,068	753,874

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Centene Corp.	*	7,045	$212,477
Chemed Corp.		2,102	127,045
Chindex International, Inc.	*	5,225	51,205
Community Health Systems, Inc.	*	12,136	340,172
Cross Country Healthcare, Inc.	*	2,631	11,498
Emeritus Corp.	*†	5,975	100,559
Ensign Group, Inc. (The)		3,393	95,920
Five Star Quality Care, Inc.	*	23,205	71,239
Gentiva Health Services, Inc.	*	3,767	26,105
Hanger, Inc.	*	7,988	204,812
HCA Holdings, Inc.		7,601	231,298
Health Management Associates, Inc., Class A	*	41,012	321,944
Health Net, Inc.	*	15,676	380,457
HealthSouth Corp.	*	20,125	468,108
Healthways, Inc.	*	3,517	28,066
Henry Schein, Inc.	*	14,562	1,142,971
HMS Holdings Corp.	*	13,299	442,990
IPC The Hospitalist Co., Inc.	*	4,870	220,708
Kindred Healthcare, Inc.	*	6,873	67,562
Landauer, Inc.		923	52,916
LHC Group, Inc.	*	8,598	145,822
LifePoint Hospitals, Inc.	*	8,109	332,307
Lincare Holdings, Inc.		18,155	617,633
Magellan Health Services, Inc.	*	4,963	224,973
MEDNAX, Inc.	*†	8,920	611,377
Molina Healthcare, Inc.	*	3,366	78,966
MWI Veterinary Supply, Inc.	*	1,760	180,875
National Healthcare Corp.		1,078	48,758
National Research Corp.		1,250	65,438
Omnicare, Inc.		14,725	459,862
Owens & Minor, Inc.	†	7,718	236,402
PDI, Inc.	*	864	7,119
PharMerica Corp.	*	5,445	59,459
Providence Service Corp. (The)	*	3,898	53,442
PSS World Medical, Inc.	*	14,310	300,367
Psychemedics Corp.		902	9,282
Skilled Healthcare Group, Inc., Class A	*	10,902	68,465
Sun Healthcare Group, Inc.	*	7,309	61,176
Sunrise Senior Living, Inc.	*†	17,453	127,232
Team Health Holdings, Inc.	*	9,475	228,253
Triple-S Management Corp., Class B (Puerto Rico)	*	7,729	141,286
U.S. Physical Therapy, Inc.		3,224	81,986
Universal American Corp.	*	10,462	110,165
Universal Health Services, Inc., Class B		13,418	579,121
Vanguard Health Systems, Inc.	*	3,023	26,874
VCA Antech, Inc.	*	11,415	250,902
WellCare Health Plans, Inc.	*	5,753	304,909

			12,330,247

Health Care Technology—0.4%
Allscripts Healthcare Solutions, Inc.	*	39,879	435,878
athenahealth, Inc.	*†	4,838	383,024
Authentidate Holding Corp.	*	41,599	27,039
Computer Programs & Systems, Inc.		3,593	205,592
MedAssets, Inc.	*	19,972	268,623
Medidata Solutions, Inc.	*	11,494	375,509
Mediware Information Systems, Inc.	*	1,191	17,389

		Shares	Value
Merge Healthcare, Inc.	*†	9,619	$27,510
Omnicell, Inc.	*	7,892	115,539
Quality Systems, Inc.		5,804	159,668

			2,015,771

Hotels, Restaurants & Leisure—3.1%
AFC Enterprises, Inc.	*	5,988	138,562
Ambassadors Group, Inc.		2,796	15,210
Ameristar Casinos, Inc.		3,664	65,109
Bally Technologies, Inc.	*	8,445	394,044
Benihana, Inc.		1,953	31,463
Biglari Holdings, Inc.	*	109	42,116
Bluegreen Corp.	*	1,800	8,928
Bob Evans Farms, Inc.		2,925	117,585
Boyd Gaming Corp.	*†	9,758	70,258
Brinker International, Inc.		8,138	259,358
Buffalo Wild Wings, Inc.	*†	4,069	352,538
CEC Entertainment, Inc.		2,926	106,419
Cheesecake Factory, Inc. (The)	*†	8,701	278,084
Choice Hotels International, Inc.	†	6,229	248,724
Churchill Downs, Inc.		1,867	109,761
Cosi, Inc.	*	66,861	47,485
Cracker Barrel Old Country Store, Inc.		2,879	180,801
DineEquity, Inc.	*	1,467	65,487
Domino’s Pizza, Inc.		12,378	382,604
Dover Downs Gaming & Entertainment, Inc.		1,687	5,078
Dover Motorsports, Inc.	*	1,645	2,138
Gaylord Entertainment Co.	*†	7,071	272,658
Hyatt Hotels Corp., Class A	*	8,122	301,813
International Speedway Corp., Class A		3,250	85,085
Interval Leisure Group, Inc.		5,696	108,281
Isle of Capri Casinos, Inc.	*	1,251	7,719
Jack in the Box, Inc.	*	8,142	226,999
Jamba, Inc.	*	31,424	61,591
Krispy Kreme Doughnuts, Inc.	*	23,022	147,111
Las Vegas Sands Corp.		99,322	4,319,514
Life Time Fitness, Inc.	*†	5,382	250,317
Luby’s, Inc.	*	14,427	96,661
Marcus Corp.	†	1,805	24,837
Marriott Vacations Worldwide Corp.	*	4,601	142,539
MGM Resorts International	*	65,940	735,890
Monarch Casino & Resort, Inc.	*	6,897	63,039
Morgans Hotel Group Co.	*	7,052	33,144
MTR Gaming Group, Inc.	*	4,525	21,494
Multimedia Games Holding Co., Inc.	*	4,259	59,626
Orient-Express Hotels Ltd., Class A (Bermuda)	*	13,651	114,259
P.F. Chang’s China Bistro, Inc.	†	4,443	228,681
Panera Bread Co., Class A	*	4,389	612,002
Papa John’s International, Inc.	*	2,356	112,075
Peet’s Coffee & Tea, Inc.	*	2,241	134,550
Penn National Gaming, Inc.	*	13,863	618,151
Pinnacle Entertainment, Inc.	*	22,133	212,919
Red Robin Gourmet Burgers, Inc.	*	1,203	36,703
Royal Caribbean Cruises Ltd.		22,990	598,430
Ruby Tuesday, Inc.	*	20,841	141,927
Scientific Games Corp., Class A	*	13,630	116,536
Shuffle Master, Inc.	*	6,463	89,189
Six Flags Entertainment Corp.		6,337	343,339
Sonic Corp.	*	13,814	138,416

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Speedway Motorsports, Inc.		1,680	$28,409
Texas Roadhouse, Inc.		20,520	378,184
Vail Resorts, Inc.		5,686	284,755
Wendy’s Co. (The)	†	64,355	303,756
WMS Industries, Inc.	*	4,326	86,304

			14,458,655

Household Durables—1.1%
American Greetings Corp., Class A	†	15,327	224,081
Bassett Furniture Industries, Inc.		610	6,289
Beazer Homes USA, Inc.	*†	42,835	139,214
Blyth, Inc.		1,754	60,618
Cavco Industries, Inc.	*	1,216	62,356
CSS Industries, Inc.		1,140	23,427
Ethan Allen Interiors, Inc.		3,468	69,117
Furniture Brands International, Inc.	*	9,746	12,085
Helen of Troy Ltd. (Bermuda)	*	3,893	131,934
Hooker Furniture Corp.		3,953	46,606
Hovnanian Enterprises, Inc., Class A	*†	48,421	140,421
Jarden Corp.		15,029	631,519
KB Home	†	20,796	203,801
Kid Brands, Inc.	*	1,157	2,314
La-Z-Boy, Inc.	*	13,087	160,839
M/I Homes, Inc.	*	1,741	30,154
MDC Holdings, Inc.		5,581	182,331
Meritage Homes Corp.	*	4,845	164,439
Mohawk Industries, Inc.	*	6,907	482,316
NVR, Inc.	*	724	615,400
Ryland Group, Inc. (The)	†	13,131	335,891
Sealy Corp.	*†	6,171	11,416
Skyline Corp.		918	4,663
Standard Pacific Corp.	*†	29,234	180,958
Tempur-Pedic International, Inc.	*	8,386	196,149
Toll Brothers, Inc.	*	17,613	523,635
Tupperware Brands Corp.		8,397	459,820
Universal Electronics, Inc.	*	3,125	41,156

			5,142,949

Household Products—0.5%
Central Garden and Pet Co., Class A	*	2,770	30,165
Church & Dwight Co., Inc.		24,239	1,344,537
Energizer Holdings, Inc.	*	11,077	833,544
WD-40 Co.		2,756	137,277

			2,345,523

Independent Power Producers & Energy Traders—0.4%
Calpine Corp.	*	87,853	1,450,453
Dynegy, Inc.	*	14,760	8,634
Genie Energy Ltd., Class B		4,871	37,848
GenOn Energy, Inc.	*	117,063	200,178
Ormat Technologies, Inc.	†	9,093	194,499
Tegal Corp.	*	62	212

			1,891,824

Industrial Conglomerates—0.2%
Carlisle Cos., Inc.		9,558	506,765
Raven Industries, Inc.		5,412	376,621
Seaboard Corp.	*	43	91,718
Standex International Corp.		1,584	67,431

			1,042,535

		Shares	Value
Insurance—4.3%
Alleghany Corp.	*	1,686	$572,819
Alterra Capital Holdings Ltd. (Bermuda)		13,003	303,620
American Financial Group, Inc.		21,040	825,399
American National Insurance Co.		3,719	265,053
American Safety Insurance Holdings Ltd.	*	8,481	159,019
AMERISAFE, Inc.	*	5,765	149,602
Amtrust Financial Services, Inc.	†	10,931	324,760
Arch Capital Group Ltd. (Bermuda)	*	20,502	813,724
Argo Group International Holdings Ltd. (Bermuda)		3,031	88,717
Arthur J. Gallagher & Co.		18,868	661,701
Aspen Insurance Holdings Ltd. (Bermuda)		19,083	551,499
Assured Guaranty Ltd. (Bermuda)		23,630	333,183
Axis Capital Holdings Ltd. (Bermuda)		23,436	762,842
Baldwin & Lyons, Inc., Class B		1,316	30,584
Brown & Brown, Inc.		21,301	580,878
Citizens, Inc.	*†	26,322	256,640
CNA Financial Corp.		8,025	222,453
CNO Financial Group, Inc.		33,835	263,913
Crawford & Co., Class B		3,543	14,491
eHealth, Inc.	*	9,146	147,342
EMC Insurance Group, Inc.		1,041	21,028
Employers Holdings, Inc.		8,216	148,217
Endurance Specialty Holdings Ltd. (Bermuda)		8,343	319,704
Enstar Group Ltd. (Bermuda)	*	626	61,936
Erie Indemnity Co., Class A		3,864	276,701
Everest Re Group Ltd. (Bermuda)		7,226	747,819
FBL Financial Group, Inc., Class A		2,268	63,527
Fidelity National Financial, Inc., Class A		34,685	668,033
First American Financial Corp.		13,864	235,133
Flagstone Reinsurance Holdings SA (Luxembourg)		11,279	90,345
Hanover Insurance Group, Inc. (The)		4,762	186,337
HCC Insurance Holdings, Inc.		17,374	545,544
Hilltop Holdings, Inc.	*	18,258	188,240
Horace Mann Educators Corp.		16,564	289,539
Independence Holding Co.		6,525	64,271
Infinity Property & Casualty Corp.		1,280	73,818
Kansas City Life Insurance Co.		1,203	42,334
Kemper Corp.		11,715	360,236
Markel Corp.	*	1,213	535,782
MBIA, Inc.	*†	16,677	180,278
Meadowbrook Insurance Group, Inc.		30,802	270,750
Mercury General Corp.		4,554	189,765
Montpelier Re Holdings Ltd. (Bermuda)		15,659	333,380
National Financial Partners Corp.	*	9,598	128,613
Navigators Group, Inc. (The)	*	1,745	87,337
Old Republic International Corp.		33,631	278,801
OneBeacon Insurance Group Ltd., Class A		9,986	130,018
PartnerRe Ltd. (Bermuda)		9,458	715,687
Phoenix Cos., Inc. (The)	*†	29,424	54,434
Platinum Underwriters Holdings Ltd. (Bermuda)		7,129	271,615
Presidential Life Corp.		2,568	25,243
ProAssurance Corp.		3,102	276,357
Protective Life Corp.		9,843	289,483
Reinsurance Group of America, Inc.		11,745	624,951

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
RenaissanceRe Holdings Ltd. (Bermuda)		8,998	$683,938
RLI Corp.	†	1,980	135,036
Safety Insurance Group, Inc.		1,536	62,423
SeaBright Holdings, Inc.		5,072	45,090
Selective Insurance Group, Inc.		9,573	166,666
StanCorp Financial Group, Inc.		10,880	404,301
State Auto Financial Corp.		2,585	36,319
Stewart Information Services Corp.		1,684	25,849
Symetra Financial Corp.		15,274	192,758
Tower Group, Inc.		3,847	80,287
United Fire Group, Inc.		2,592	55,287
Validus Holdings Ltd. (Bermuda)		13,643	436,985
W.R. Berkley Corp.		21,597	840,555
White Mountains Insurance Group Ltd.		706	368,356

			19,637,345

Internet & Catalog Retail—0.5%
1-800-Flowers.com, Inc., Class A	*	2,113	7,374
Blue Nile, Inc.	*†	2,444	72,611
dELiA*s, Inc.	*	8,443	13,087
Geeknet, Inc.	*	1,436	28,461
Groupon, Inc., Class A	*†	5,455	57,987
Hollywood Media Corp.	*	10,671	12,805
HSN, Inc.		5,319	214,622
Liberty Interactive Corp., Series A	*	82,227	1,462,818
Nutrisystem, Inc.	†	5,029	58,135
Overstock.com, Inc.	*†	3,326	22,983
Shutterfly, Inc.	*†	11,814	362,572
Valuevision Media, Inc., Class A	*	34,796	72,376

			2,385,831

Internet Software & Services—2.0%
AOL, Inc.	*†	14,126	396,658
Autobytel, Inc.	*	4,755	3,581
Blucora, Inc.	*	11,869	146,226
comScore, Inc.	*	6,023	99,139
Constant Contact, Inc.	*†	10,251	183,288
CoStar Group, Inc.	*	3,058	248,310
Crexendo, Inc.	†	1,043	3,870
DealerTrack Holdings, Inc.	*	4,113	123,842
Digital River, Inc.	*	5,786	96,163
EarthLink, Inc.		42,332	314,950
Equinix, Inc.	*	5,651	992,598
Facebook, Inc., Class A	*†	80,074	2,491,903
IAC/InterActiveCorp		15,369	700,826
Internap Network Services Corp.	*	12,216	79,526
Inuvo, Inc.	*	2,034	1,383
Ipass, Inc.	*	24,123	57,413
j2 Global, Inc.	†	7,537	199,128
Keynote Systems, Inc.		3,262	48,441
Limelight Networks, Inc.	*	6,937	20,325
LinkedIn Corp., Class A	*	1,220	129,649
Liquidity Services, Inc.	*	3,959	202,661
LivePerson, Inc.	*	8,484	161,705
LogMeIn, Inc.	*†	6,170	188,308
Looksmart Ltd.	*	4,010	3,120
Marchex, Inc., Class B	†	2,710	9,783
Move, Inc.	*	14,314	130,401
NIC, Inc.		10,696	135,839
OpenTable, Inc.	*†	7,353	330,959
Perficient, Inc.	*	4,400	49,412

		Shares	Value
Rackspace Hosting, Inc.	*	13,040	$572,978
RealNetworks, Inc.		4,328	37,394
Saba Software, Inc.	*	8,343	77,423
Stamps.com, Inc.	*	3,772	93,055
support.com, Inc.	*	4,962	15,829
United Online, Inc.		18,915	79,821
Unwired Planet, Inc.	*	21,687	49,880
ValueClick, Inc.	*	13,525	221,675
Vocus, Inc.	*	2,731	50,797
Web.com Group, Inc.	*	9,045	165,704
WebMD Health Corp.	*	6,687	137,150
WebMediaBrands, Inc.	*	4,020	2,533
XO Group, Inc.	*	3,458	30,672
Zix Corp.	*	18,330	47,658

			9,131,976

IT Services—2.1%
Acxiom Corp.	*	9,001	136,005
Alliance Data Systems Corp.	*†	8,278	1,117,530
Broadridge Financial Solutions, Inc.		23,680	503,674
CACI International, Inc., Class A	*	4,046	222,611
Cass Information Systems, Inc.	†	1,333	53,653
CIBER, Inc.	*	14,012	60,392
Convergys Corp.		30,359	448,402
CoreLogic, Inc.	*	15,057	275,694
CSG Systems International, Inc.	*	3,644	62,968
DST Systems, Inc.		9,362	508,450
Edgewater Technology, Inc.	*	2,568	9,990
Euronet Worldwide, Inc.	*	6,728	115,183
FleetCor Technologies, Inc.	*	5,847	204,879
Forrester Research, Inc.		1,573	53,262
Gartner, Inc.	*	19,704	848,257
Genpact Ltd. (Bermuda)	*	33,812	562,294
Global Cash Access Holdings, Inc.	*	27,153	195,773
Global Payments, Inc.		14,275	617,108
Hackett Group, Inc. (The)	*	7,902	44,014
Heartland Payment Systems, Inc.		6,660	200,333
Higher One Holdings, Inc.	*†	5,176	63,251
iGATE Corp.	*	2,997	51,009
Jack Henry & Associates, Inc.		12,750	440,130
Lender Processing Services, Inc.		11,943	301,919
Lionbridge Technologies, Inc.	*	18,369	57,862
Management Network Group, Inc.	*	320	685
Mantech International Corp., Class A	†	3,037	71,278
MAXIMUS, Inc.		6,111	316,244
ModusLink Global Solutions, Inc.	*	10,739	32,110
MoneyGram International, Inc.	*	9,913	144,730
NCI, Inc., Class A	*	1,956	7,922
NeuStar, Inc., Class A	*	16,328	545,355
Online Resources Corp.	*	2,780	6,755
Pfsweb, Inc.	*	1,209	3,434
Sapient Corp.		25,306	254,831
StarTek, Inc.	*	1,875	5,437
Syntel, Inc.		3,095	187,866
TeleTech Holdings, Inc.	*	4,611	73,776
TNS, Inc.	*	6,651	119,319
Unisys Corp.	*†	7,450	145,648
VeriFone Systems, Inc.	*†	12,801	423,585
Wright Express Corp.	*	5,323	328,536

			9,822,154

Leisure Equipment & Products—0.4%
Arctic Cat, Inc.	*	1,738	63,541
Brunswick Corp.		10,281	228,444

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Callaway Golf Co.	†	18,335	$108,360
JAKKS Pacific, Inc.		3,922	62,791
LeapFrog Enterprises, Inc.	*	19,865	203,815
Nautilus, Inc.	*	2,480	8,209
Polaris Industries, Inc.		8,781	627,666
Smith & Wesson Holding Corp.	*	25,585	212,611
Steinway Musical Instruments, Inc.	*	1,536	37,632
Sturm Ruger & Co., Inc.	†	2,146	86,162

			1,639,231

Life Sciences Tools & Services—0.9%
Affymetrix, Inc.	*	21,563	101,130
Albany Molecular Research, Inc.	*	2,944	7,507
Bio-Rad Laboratories, Inc., Class A	*	2,830	283,028
Bruker Corp.	*	19,689	262,061
Cambrex Corp.	*	6,259	58,897
Charles River Laboratories International, Inc.	*	11,766	385,454
Covance, Inc.	*	7,313	349,927
Enzo Biochem, Inc.	*	6,306	10,531
eResearchTechnology, Inc.	*	6,233	49,802
Furiex Pharmaceuticals, Inc.	*	2,109	44,184
Illumina, Inc.	*†	23,166	935,675
Luminex Corp.	*	6,030	147,675
Mettler-Toledo International, Inc.	*	3,532	550,462
PAREXEL International Corp.	*	8,690	245,319
Sequenom, Inc.	*†	27,582	111,983
Techne Corp.		5,121	379,978

			3,923,613

Machinery—3.7%
Actuant Corp., Class A		12,782	347,159
AGCO Corp.	*	16,605	759,347
Albany International Corp., Class A		7,775	145,470
Ampco-Pittsburgh Corp.		986	18,073
Astec Industries, Inc.	*	2,247	68,938
Barnes Group, Inc.		11,835	287,472
Blount International, Inc.	*	13,845	202,829
Briggs & Stratton Corp.	†	9,174	160,453
Cascade Corp.		1,255	59,048
Chart Industries, Inc.	*	4,867	334,655
CIRCOR International, Inc.		1,935	65,964
CLARCOR, Inc.		12,111	583,266
Colfax Corp.	*†	7,548	208,098
Columbus McKinnon Corp.	*	4,765	71,904
Commercial Vehicle Group, Inc.	*	6,660	57,409
Crane Co.		12,831	466,792
Donaldson Co., Inc.		25,670	856,608
Dynamic Materials Corp.	†	9,575	165,935
EnPro Industries, Inc.	*	5,844	218,390
ESCO Technologies, Inc.		2,714	98,898
Federal Signal Corp.	*	19,708	115,095
Flow International Corp.	*	9,896	31,172
FreightCar America, Inc.		2,798	64,270
Gardner Denver, Inc.		9,352	494,814
Gorman-Rupp Co. (The)		2,362	70,388
Graco, Inc.		13,302	612,956
Graham Corp.		1,617	30,109
Greenbrier Cos., Inc.	*	4,956	87,126
Harsco Corp.		14,896	303,580
Hurco Cos., Inc.	*	1,248	25,572
IDEX Corp.		17,560	684,489
ITT Corp.		14,806	260,586

		Shares	Value
John Bean Technologies Corp.		5,724	$77,675
Kadant, Inc.	*	1,553	36,418
Kaydon Corp.		9,101	194,670
Kennametal, Inc.		13,046	432,475
L.B. Foster Co., Class A		951	27,208
Lincoln Electric Holdings, Inc.		12,952	567,168
Lindsay Corp.	†	969	62,888
Lydall, Inc.	*	2,982	40,317
Manitowoc Co., Inc. (The)	†	23,699	277,278
Meritor, Inc.	*	20,436	106,676
Middleby Corp.	*	2,361	235,179
Mueller Industries, Inc.		5,751	244,935
Mueller Water Products, Inc., Class A		30,046	103,959
NACCO Industries, Inc., Class A		441	51,266
Navistar International Corp.	*	9,135	259,160
NN, Inc.	*	6,804	69,469
Nordson Corp.		7,420	380,572
Oshkosh Corp.	*	13,390	280,520
Pentair, Inc.		18,227	697,730
RBC Bearings, Inc.	*	6,724	318,045
Robbins & Myers, Inc.		7,886	329,793
Sauer-Danfoss, Inc.		5,746	200,708
SPX Corp.		6,336	413,868
Tecumseh Products Co., Class A	*	1,703	8,600
Tennant Co.		3,185	127,241
Terex Corp.	*†	20,581	366,959
Timken Co.		14,936	683,919
Titan International, Inc.	†	9,793	240,222
Toro Co. (The)		5,158	378,030
Trinity Industries, Inc.		8,202	204,886
Valmont Industries, Inc.		3,525	426,419
Wabash National Corp.	*	16,414	108,661
Wabtec Corp.		9,853	768,633
Watts Water Technologies, Inc., Class A		7,251	241,748
Woodward, Inc.		9,791	386,157

			17,306,317

Marine—0.2%
Alexander & Baldwin Holdings, Inc.		5,685	302,726
Eagle Bulk Shipping, Inc.	*†	10,448	33,016
Genco Shipping & Trading Ltd.	*	24,517	74,777
International Shipholding Corp.	†	724	13,654
Kirby Corp.	*	8,425	396,649

			820,822

Media—2.5%
A.H. Belo Corp., Class A		3,861	15,521
AMC Networks, Inc., Class A	*	11,748	417,641
Arbitron, Inc.		3,649	127,715
Belo Corp., Class A		21,860	140,778
Carmike Cinemas, Inc.	*	6,117	89,614
Charter Communications, Inc., Class A	*	8,873	628,830
Cinemark Holdings, Inc.		17,424	398,138
Clear Channel Outdoor Holdings, Inc., Class A	*	16,925	101,889
Crown Media Holdings, Inc., Class A	*†	4,399	7,698
Cumulus Media, Inc., Class A	*†	20,178	60,736
Digital Generation, Inc.	*†	2,455	30,368
DISH Network Corp., Class A		35,668	1,018,321

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
DreamWorks Animation SKG, Inc., Class A	*	11,561	$220,353
E.W. Scripps Co. (The), Class A	*	13,465	129,399
Emmis Communications Corp., Class A	*	4,461	8,208
Entercom Communications Corp., Class A	*	1,873	11,276
Entravision Communications Corp., Class A		4,930	5,965
Gray Television, Inc.	*	3,878	5,701
Harris Interactive, Inc.	*	10,590	11,967
Harte-Hanks, Inc.		4,646	42,464
John Wiley & Sons, Inc., Class A		7,173	351,405
Journal Communications, Inc., Class A	*	5,969	30,800
Lamar Advertising Co., Class A	*†	11,114	317,860
Liberty Global, Inc., Series A	*	24,312	1,206,605
Liberty Media Corp.—Liberty Capital, Class A	*	19,305	1,697,103
LIN TV Corp., Class A	*	2,390	7,218
Live Nation Entertainment, Inc.	*	27,818	255,369
Madison Square Garden Co. (The), Class A	*	14,922	558,680
Martha Stewart Living Omnimedia, Class A	†	20,003	68,010
McClatchy Co. (The), Class A	*†	3,506	7,713
Media General, Inc., Class A	*†	1,595	7,353
Meredith Corp.	†	8,290	264,783
Morningstar, Inc.		5,535	320,144
National CineMedia, Inc.		13,811	209,513
Navarre Corp.	*	16,007	25,451
New Frontier Media, Inc.	*	6,104	10,011
New York Times Co. (The), Class A	*†	11,654	90,901
Radio Unica Communications Corp.	*‡d	1,900	—
Regal Entertainment Group, Class A	†	22,336	307,343
Salem Communications Corp., Class A		3,266	17,865
Scholastic Corp.		2,095	58,995
Sinclair Broadcast Group, Inc., Class A		7,563	68,521
Sirius XM Radio, Inc.	*†	704,056	1,302,504
Valassis Communications, Inc.	*†	8,118	176,567
Value Line, Inc.	†	573	6,813
Virgin Media, Inc.	†	32,937	803,333
World Wrestling Entertainment, Inc., Class A		4,170	32,609

			11,676,051

Metals & Mining—1.6%
AK Steel Holding Corp.	†	13,061	76,668
Allied Nevada Gold Corp.	*	17,040	483,595
AMCOL International Corp.		2,631	74,484
Carpenter Technology Corp.		6,934	331,722
Century Aluminum Co.	*	15,081	110,544
Coeur d’Alene Mines Corp.	*	19,535	343,035
Commercial Metals Co.		16,183	204,553
Compass Minerals International, Inc.		5,208	397,266
Globe Specialty Metals, Inc.		11,348	152,404

		Shares	Value
Haynes International, Inc.		1,995	$101,625
Hecla Mining Co.	†	49,415	234,721
Horsehead Holding Corp.	*	13,896	138,404
Kaiser Aluminum Corp.		2,084	108,034
Materion Corp.		2,925	67,363
Molycorp, Inc.	*†	14,830	319,586
Olympic Steel, Inc.		3,361	55,188
Reliance Steel & Aluminum Co.		10,836	547,218
Royal Gold, Inc.		11,689	916,418
RTI International Metals, Inc.	*†	5,082	115,006
Schnitzer Steel Industries, Inc., Class A		3,033	84,985
Southern Copper Corp.		30,829	971,422
Steel Dynamics, Inc.		51,926	610,130
Stillwater Mining Co.	*	18,728	159,937
Universal Stainless & Alloy Products, Inc.	*	2,058	84,584
Walter Energy, Inc.		9,631	425,305
Worthington Industries, Inc.		8,883	181,835

			7,296,032

Multiline Retail—0.3%
Dillard’s, Inc., Class A		6,475	412,328
Dollar General Corp.	*	9,157	498,049
Fred’s, Inc., Class A		5,995	91,663
Saks, Inc.	*†	24,378	259,626
Tuesday Morning Corp.	*	1,816	7,791

			1,269,457

Multi-Utilities—0.7%
Alliant Energy Corp.		16,939	771,910
Avista Corp.		15,256	407,335
Black Hills Corp.	†	8,743	281,262
CH Energy Group, Inc.		1,512	99,323
MDU Resources Group, Inc.		37,545	811,348
NorthWestern Corp.		10,040	368,468
Vectren Corp.		15,419	455,169

			3,194,815

Office Electronics—0.1%
Zebra Technologies Corp., Class A	*	7,185	246,877

Oil, Gas & Consumable Fuels—3.7%
Abraxas Petroleum Corp.	*†	30,906	98,590
Adams Resources & Energy, Inc.		1,462	61,287
Apco Oil and Gas International, Inc.		2,488	44,908
Approach Resources, Inc.	*†	11,314	288,960
Arch Coal, Inc.	†	37,708	259,808
ATP Oil & Gas Corp.	*†	8,607	29,092
Berry Petroleum Co., Class A		8,684	344,407
Bill Barrett Corp.	*†	5,963	127,727
BP Prudhoe Bay Royalty Trust		3,434	400,301
BPZ Resources, Inc.	*†	27,149	68,687
Callon Petroleum Co.	*	20,318	86,555
Carrizo Oil & Gas, Inc.	*	8,019	188,527
Cheniere Energy, Inc.	*†	32,953	485,727
Cimarex Energy Co.		13,393	738,222
Clayton Williams Energy, Inc.	*	1,241	60,040
Cloud Peak Energy, Inc.	*	12,175	205,879
Comstock Resources, Inc.	*†	11,590	190,308
Concho Resources, Inc.	*	14,442	1,229,303
Contango Oil & Gas Co.	*	2,731	161,675
Continental Resources, Inc.	*	10,155	676,526
CREDO Petroleum Corp.	*	5,377	77,805
Cross Timbers Royalty Trust		1,515	53,010

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Crosstex Energy, Inc.		8,856	$123,984
DHT Holdings, Inc. (Jersey, Channel Islands)		19,677	12,286
Energen Corp.		13,114	591,835
Energy XXI Bermuda Ltd. (Bermuda)		15,053	471,008
Evergreen Energy, Inc.	*	373	7
EXCO Resources, Inc.	†	39,666	301,065
Forest Oil Corp.	*†	19,596	143,639
FX Energy, Inc.	*	20,766	123,558
GMX Resources, Inc.	*†	17,772	14,413
Goodrich Petroleum Corp.	*†	9,150	126,819
Gulfport Energy Corp.	*	8,914	183,896
Harvest Natural Resources, Inc.	*†	4,175	35,696
HollyFrontier Corp.		27,180	962,987
Hugoton Royalty Trust		8,143	63,597
James River Coal Co.	*†	10,211	27,672
Kodiak Oil & Gas Corp.	*†	56,931	467,403
Magnum Hunter Resources Corp.	*†	36,378	152,060
McMoRan Exploration Co.	*†	27,649	350,313
Northern Oil and Gas, Inc.	*†	10,226	163,002
Oasis Petroleum, Inc.	*†	7,445	180,020
Overseas Shipholding Group, Inc.	†	3,627	40,296
Pacific Ethanol, Inc.	*	1,422	506
Patriot Coal Corp.	*†	28,282	34,504
PDC Energy, Inc.	*†	3,828	93,863
Penn Virginia Corp.		4,723	34,667
Petroquest Energy, Inc.	*†	13,685	68,425
Plains Exploration & Production Co.	*	24,930	877,037
PostRock Energy Corp.	*	295	469
Quicksilver Resources, Inc.	*†	22,131	119,950
Rentech, Inc.	*	80,188	165,187
Resolute Energy Corp.	*†	5,849	55,975
REX American Resources Corp.	*	1,034	20,184
Rosetta Resources, Inc.	*	9,634	352,990
SandRidge Energy, Inc.	*†	80,303	537,227
SemGroup Corp., Class A	*	6,110	195,092
Ship Finance International Ltd. (Bermuda)	†	12,947	202,362
SM Energy Co.		10,452	513,298
Stone Energy Corp.	*	10,027	254,084
Swift Energy Co.	*	5,041	93,813
Syntroleum Corp.	*	20,762	14,014
Teekay Corp. (Bermuda)		8,465	247,855
Tengasco, Inc.	*†	9,394	7,515
Tri-Valley Corp.	*	10,477	262
Ultra Petroleum Corp.	*†	30,853	711,779
Uranium Resources, Inc.	*†	78,345	48,590
USEC, Inc.	*	30,878	30,569
Vaalco Energy, Inc.	*	28,928	249,649
Verenium Corp.	*†	6,543	20,480
W&T Offshore, Inc.	†	9,297	142,244
Warren Resources, Inc.	*	23,225	55,740
Western Refining, Inc.	†	17,605	392,063
Westmoreland Coal Co.	*	4,305	34,655
Whiting Petroleum Corp.	*	19,631	807,227
World Fuel Services Corp.		10,762	409,279
ZaZa Energy Corp.	*†	22,201	100,349

			17,304,803

Paper & Forest Products—0.4%
Buckeye Technologies, Inc.		10,262	292,364
Clearwater Paper Corp.	*	3,863	131,806

		Shares	Value
Deltic Timber Corp.		1,046	$63,785
Domtar Corp. (Canada)		4,889	375,035
Louisiana-Pacific Corp.	*	14,060	152,973
Neenah Paper, Inc.		2,110	56,316
P.H. Glatfelter Co.		19,358	316,891
Schweitzer-Mauduit International, Inc.		1,838	125,241
Wausau Paper Corp.		30,223	294,070

			1,808,481

Personal Products—0.4%
Elizabeth Arden, Inc.	*	3,488	135,369
Herbalife Ltd. (Cayman Islands)	†	18,109	875,208
Mannatech, Inc.	*	263	1,822
Medifast, Inc.	*†	10,350	203,688
Nu Skin Enterprises, Inc., Class A	†	11,273	528,704
Prestige Brands Holdings, Inc.	*	13,428	212,297
Reliv International, Inc.		3,018	4,829
USANA Health Sciences, Inc.	*†	2,706	111,271

			2,073,188

Pharmaceuticals—1.1%
Alexza Pharmaceuticals, Inc.	*†	10,270	43,545
Auxilium Pharmaceuticals, Inc.	*	12,905	347,016
AVANIR Pharmaceuticals, Inc., Class A	*†	57,291	224,581
Biosante Pharmaceuticals, Inc.	*	310	791
Cadence Pharmaceuticals, Inc.	*†	9,924	35,429
Columbia Laboratories, Inc.	*	5,940	4,039
Depomed, Inc.	*	27,228	154,927
Durect Corp.	*	7,330	6,668
Emisphere Technologies, Inc.	*	3,412	532
Endo Health Solutions, Inc.	*	19,228	595,683
Heska Corp.		446	4,951
Hi-Tech Pharmacal Co., Inc.	*	2,404	77,890
Impax Laboratories, Inc.	*	9,974	202,173
KV Pharmaceutical Co., Class A	*†	32,504	17,552
Medicines Co. (The)	*	12,199	279,845
Medicis Pharmaceutical Corp., Class A	†	6,465	220,780
Nektar Therapeutics	*	11,384	91,869
Obagi Medical Products, Inc.	*	4,294	65,569
Optimer Pharmaceuticals, Inc.	*†	5,641	87,548
Pain Therapeutics, Inc.	*	10,298	48,298
Par Pharmaceutical Cos., Inc.	*	7,244	261,798
Pozen, Inc.	*	5,088	31,749
Questcor Pharmaceuticals, Inc.	*†	12,843	683,761
Salix Pharmaceuticals Ltd.	*	8,896	484,298
Santarus, Inc.	*	11,760	83,378
Sciclone Pharmaceuticals, Inc.	*	10,639	74,579
ViroPharma, Inc.	*	12,330	292,221
Vivus, Inc.	*†	24,224	691,353
XenoPort, Inc.	*†	16,376	98,911

			5,211,734

Professional Services—1.3%
Acacia Research Corp.	*	8,726	324,956
Advisory Board Co. (The)	*	4,934	244,677
Barrett Business Services, Inc.		3,976	84,053
CBIZ, Inc.	*	32,523	193,187
CDI Corp.		2,129	34,916
Corporate Executive Board Co. (The)		9,092	371,681
CRA International, Inc.	*	1,427	20,963
Exponent, Inc.	*	1,790	94,566

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
FTI Consulting, Inc.	*	9,264	$266,340
Heidrick & Struggles International, Inc.		3,000	52,500
Hudson Global, Inc.	*†	10,844	45,219
Huron Consulting Group, Inc.	*	2,888	91,405
ICF International, Inc.	*	8,590	204,786
IHS, Inc., Class A	*	8,175	880,693
Insperity, Inc.		2,769	74,901
Kelly Services, Inc., Class A		2,431	31,384
Kforce, Inc.	*	4,102	55,213
Korn/Ferry International	*	8,421	120,841
Manpower, Inc.		12,007	440,057
Navigant Consulting, Inc.	*	11,220	141,821
Odyssey Marine Exploration, Inc.	*†	24,771	92,643
On Assignment, Inc.	*	5,011	79,976
RCM Technologies, Inc.	*	13,065	72,380
Resources Connection, Inc.		3,825	47,047
Towers Watson & Co., Class A		12,774	765,163
TrueBlue, Inc.	*	13,711	212,246
Verisk Analytics, Inc., Class A	*	23,829	1,173,816

			6,217,430

Real Estate Investment Trusts (REITs)—10.5%
Acadia Realty Trust REIT		16,088	372,920
Agree Realty Corp. REIT		4,572	101,178
Alexander’s, Inc. REIT		496	213,831
Alexandria Real Estate Equities, Inc. REIT		9,916	721,092
American Assets Trust, Inc. REIT		5,602	135,848
American Campus Communities, Inc. REIT		18,126	815,307
American Capital Agency Corp. REIT		58,261	1,958,152
Annaly Capital Management, Inc. REIT	†	186,459	3,128,782
Anworth Mortgage Asset Corp. REIT	†	44,342	312,611
Apollo Commercial Real Estate Finance, Inc. REIT		5,200	83,564
Apollo Residential Mortgage, Inc. REIT		7,881	151,946
Arbor Realty Trust, Inc. REIT		6,648	35,567
ARMOUR Residential REIT, Inc. REIT	†	54,719	389,052
Ashford Hospitality Trust, Inc. REIT		24,783	208,921
Associated Estates Realty Corp. REIT		10,964	163,912
BioMed Realty Trust, Inc. REIT		22,994	429,528
Brandywine Realty Trust REIT		23,412	288,904
BRE Properties, Inc. REIT		11,698	585,134
BRT Realty Trust REIT	*	10,925	71,012
Camden Property Trust REIT		12,750	862,793
Capital Trust, Inc., Class A REIT	*†	9,337	26,891
CapLease, Inc. REIT		22,151	91,927
Capstead Mortgage Corp. REIT		20,046	278,840
CBL & Associates Properties, Inc. REIT		33,587	656,290
Cedar Realty Trust, Inc. REIT		10,823	54,656
Chimera Investment Corp. REIT		155,088	366,008
Colonial Properties Trust REIT		17,084	378,240
CommonWealth REIT REIT		12,186	232,996

		Shares	Value
Corporate Office Properties Trust REIT		12,130	$285,176
Cousins Properties, Inc. REIT		43,575	337,706
CubeSmart REIT		37,992	443,367
CYS Investments, Inc. REIT	†	34,604	476,497
DCT Industrial Trust, Inc. REIT		27,165	171,140
DDR Corp. REIT		34,333	502,635
DiamondRock Hospitality Co. REIT		34,477	351,665
Digital Realty Trust, Inc. REIT	†	19,301	1,448,926
Douglas Emmett, Inc. REIT		19,265	445,021
Duke Realty Corp. REIT		38,155	558,589
DuPont Fabros Technology, Inc. REIT	†	12,750	364,140
EastGroup Properties, Inc. REIT		8,574	456,994
Education Realty Trust, Inc. REIT		33,387	369,928
Entertainment Properties Trust REIT		11,873	488,099
Equity Lifestyle Properties, Inc. REIT		7,789	537,207
Equity One, Inc. REIT		13,749	291,479
Essex Property Trust, Inc. REIT		5,695	876,574
Extra Space Storage, Inc. REIT		24,311	743,917
Federal Realty Investment Trust REIT		10,597	1,103,042
FelCor Lodging Trust, Inc. REIT	*	33,618	158,005
First Industrial Realty Trust, Inc. REIT	*	12,017	151,655
First Potomac Realty Trust REIT		11,442	134,672
Franklin Street Properties Corp. REIT		16,006	169,343
General Growth Properties, Inc. REIT		90,781	1,642,228
Getty Realty Corp. REIT	†	3,716	71,161
Glimcher Realty Trust REIT		18,737	191,492
Government Properties Income Trust REIT		14,341	324,393
Gramercy Capital Corp. REIT	*	21,078	52,695
Hatteras Financial Corp. REIT		17,493	500,300
Healthcare Realty Trust, Inc. REIT		23,089	550,442
Hersha Hospitality Trust REIT		37,283	196,854
Highwoods Properties, Inc. REIT		11,752	395,455
Home Properties, Inc. REIT		6,160	377,978
Hospitality Properties Trust REIT		18,862	467,212
Inland Real Estate Corp. REIT		38,025	318,650
Invesco Mortgage Capital, Inc. REIT		18,612	341,344
Investors Real Estate Trust REIT	†	15,828	125,041
iStar Financial, Inc. REIT	*†	17,809	114,868
Kilroy Realty Corp. REIT		9,701	469,625
Kite Realty Group Trust REIT		13,680	68,263
LaSalle Hotel Properties REIT		14,030	408,834
Lexington Realty Trust REIT	†	15,470	131,031
Liberty Property Trust REIT		16,949	624,401
LTC Properties, Inc. REIT		6,423	233,026
Macerich Co. (The) REIT		23,884	1,410,350
Mack-Cali Realty Corp. REIT		10,597	308,055
Medical Properties Trust, Inc. REIT		26,987	259,615
MFA Financial, Inc. REIT		35,167	277,468
Mid-America Apartment Communities, Inc. REIT		7,444	507,979
Mission West Properties, Inc. REIT		9,069	78,175
Monmouth Real Estate Investment Corp., Class A REIT		10,886	127,584
MPG Office Trust, Inc. REIT	*†	32,440	65,204

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
National Health Investors, Inc. REIT		3,674	$187,080
National Retail Properties, Inc. REIT	†	10,392	293,990
Newcastle Investment Corp. REIT		20,499	137,343
NorthStar Realty Finance Corp. REIT		20,272	105,820
Omega Healthcare Investors, Inc. REIT		19,310	434,475
Parkway Properties, Inc. REIT		5,327	60,941
Pennsylvania Real Estate Investment Trust REIT		6,555	98,194
PennyMac Mortgage Investment Trust REIT		17,296	341,250
Piedmont Office Realty Trust, Inc., Class A REIT		28,141	484,307
PMC Commercial Trust REIT		2,035	15,669
Post Properties, Inc. REIT		8,338	408,145
Potlatch Corp. REIT		9,789	312,661
PS Business Parks, Inc. REIT		2,861	193,747
RAIT Financial Trust REIT		25,884	119,584
Ramco-Gershenson Properties Trust REIT		18,567	233,387
Rayonier, Inc. REIT		20,078	901,502
Realty Income Corp. REIT	†	19,515	815,142
Redwood Trust, Inc. REIT	†	23,999	299,508
Regency Centers Corp. REIT		14,126	671,974
Resource Capital Corp. REIT	†	26,944	143,612
RLJ Lodging Trust REIT		12,933	234,475
Rouse Properties, Inc. REIT	*†	10,391	140,798
Sabra Healthcare REIT, Inc. REIT		7,264	124,287
Saul Centers, Inc. REIT		2,698	115,663
Senior Housing Properties Trust REIT		23,663	528,158
SL Green Realty Corp. REIT	†	15,525	1,245,726
Sovran Self Storage, Inc. REIT		8,547	428,119
Starwood Property Trust, Inc. REIT		26,919	573,644
Strategic Hotels & Resorts, Inc. REIT	*	30,630	197,870
Sun Communities, Inc. REIT		3,803	168,245
Sunstone Hotel Investors, Inc. REIT	*	15,570	171,114
Tanger Factory Outlet Centers, Inc. REIT		21,379	685,197
Taubman Centers, Inc. REIT		8,675	669,363
UDR, Inc. REIT		40,523	1,047,114
Universal Health Realty Income Trust REIT		3,713	154,201
Urstadt Biddle Properties, Inc., Class A REIT		9,838	194,497
Washington Real Estate Investment Trust REIT		16,572	471,473
Weingarten Realty Investors REIT	†	20,384	536,915
Winthrop Realty Trust REIT		5,324	64,740

			48,631,332

Real Estate Management & Development—0.6%
Altisource Portfolio Solutions SA (Luxembourg)	*	3,528	258,356
Brookfield Office Properties, Inc.		55,336	963,953
Consolidated-Tomoka Land Co.		530	15,253

		Shares	Value
Forest City Enterprises, Inc., Class A	*	33,533	$489,582
Forestar Group, Inc.	*	8,367	107,181
Howard Hughes Corp. (The)	*	4,804	296,119
Jones Lang LaSalle, Inc.		6,173	434,394
St. Joe Co. (The)	*†	9,635	152,329
Tejon Ranch Co.	*	2,983	85,374
Thomas Properties Group, Inc.		2,396	13,034

			2,815,575

Road & Rail—1.4%
Amerco, Inc.		547	49,214
Arkansas Best Corp.		2,819	35,519
Avis Budget Group, Inc.	*	13,648	207,450
Celadon Group, Inc.		11,882	194,627
Con-way, Inc.		6,152	222,149
Dollar Thrifty Automotive Group, Inc.	*	5,367	434,512
Genesee & Wyoming, Inc., Class A	*†	8,456	446,815
Heartland Express, Inc.		15,449	221,075
Hertz Global Holdings, Inc.	*	22,711	290,701
J.B. Hunt Transport Services, Inc.		19,188	1,143,605
Kansas City Southern		20,188	1,404,277
Knight Transportation, Inc.		14,495	231,775
Landstar System, Inc.		8,939	462,325
Old Dominion Freight Line, Inc.	*	8,482	367,186
PAM Transportation Services, Inc.		1,139	10,991
Quality Distribution, Inc.	*	5,838	64,743
Saia, Inc.	*	2,156	47,195
Swift Transportation Co.	*†	21,197	200,312
Werner Enterprises, Inc.		11,650	278,318
YRC Worldwide, Inc.	*	17	120

			6,312,909

Semiconductors & Semiconductor Equipment—2.6%
Advanced Energy Industries, Inc.	*	9,964	133,717
Aetrium, Inc.	*	614	485
Amkor Technology, Inc.	*†	26,356	128,617
ANADIGICS, Inc.	*	15,184	27,483
Applied Micro Circuits Corp.	*	11,626	66,501
Atmel Corp.	*	90,250	604,675
ATMI, Inc.	*	3,386	69,650
Axcelis Technologies, Inc.	*	20,883	25,060
AXT, Inc.	*	5,871	23,190
Brooks Automation, Inc.		9,612	90,737
Cabot Microelectronics Corp.		5,893	172,135
Cavium, Inc.	*†	11,274	315,672
Ceva, Inc.	*	3,801	66,936
Cirrus Logic, Inc.	*†	16,788	501,625
Cohu, Inc.		1,889	19,192
Cree, Inc.	*†	14,245	365,669
Cymer, Inc.	*†	3,321	195,773
Cypress Semiconductor Corp.	*	21,129	279,325
Diodes, Inc.	*	3,326	62,429
DSP Group, Inc.	*	4,251	26,951
Entegris, Inc.	*	30,372	259,377
Exar Corp.	*†	4,600	37,536
Fairchild Semiconductor International, Inc.	*	12,506	176,335
FormFactor, Inc.	*	11,437	73,997
FSI International, Inc.	*	4,280	15,365
GigOptix, Inc.	*†	5,164	13,891
GT Advanced Technologies, Inc.	*	28,398	149,941
Hittite Microwave Corp.	*	6,713	343,169
Integrated Device Technology, Inc.	*	48,629	273,295
Integrated Silicon Solution, Inc.	*	2,930	29,564

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
International Rectifier Corp.	*	7,620	$152,324
Intersil Corp., Class A		27,625	294,206
IXYS Corp.	*	3,270	36,526
Kopin Corp.	*	10,484	36,065
Kulicke & Soffa Industries, Inc.	*	11,993	106,978
Lattice Semiconductor Corp.	*	16,642	62,740
LTX-Credence Corp.	*	8,847	59,275
Marvell Technology Group Ltd. (Bermuda)		78,244	882,592
Mattson Technology, Inc.	*	11,630	20,352
Maxim Integrated Products, Inc.		37,778	968,628
Micrel, Inc.		11,121	105,983
Microsemi Corp.	*	13,240	244,808
Mindspeed Technologies, Inc.	*	9,324	22,937
MIPS Technologies, Inc.	*	15,340	102,318
MKS Instruments, Inc.		4,420	127,871
Monolithic Power Systems, Inc.	*	2,918	57,981
MoSys, Inc.	*†	16,699	54,105
NVE Corp.	*	771	41,441
OmniVision Technologies, Inc.	*	11,385	152,104
ON Semiconductor Corp.	*	62,204	441,648
PDF Solutions, Inc.	*†	9,022	89,047
Pericom Semiconductor Corp.	*	5,204	46,836
Photronics, Inc.	*†	15,405	93,971
PLX Technology, Inc.	*	17,286	109,766
PMC—Sierra, Inc.	*	56,477	346,769
Power Integrations, Inc.		4,153	154,907
QuickLogic Corp.	*	14,701	36,900
Rambus, Inc.	*†	13,734	78,833
Ramtron International Corp.	*	11,651	35,186
RF Micro Devices, Inc.	*	31,040	131,920
Rudolph Technologies, Inc.	*	2,516	21,940
Semtech Corp.	*	9,874	240,136
Sigma Designs, Inc.	*	8,818	56,259
Silicon Image, Inc.	*	8,359	34,606
Silicon Laboratories, Inc.	*	8,366	317,071
Skyworks Solutions, Inc.	*	30,058	822,687
Spire Corp.	*	1,921	1,143
Standard Microsystems Corp.	*	2,912	107,424
SunPower Corp.	*†	12,586	60,539
Supertex, Inc.	*	1,279	24,109
Tessera Technologies, Inc.		6,777	104,162
Transwitch Corp.	*†	6,212	6,833
TriQuint Semiconductor, Inc.	*	34,569	190,129
Ultra Clean Holdings, Inc.	*	6,562	42,194
Ultratech, Inc.	*	2,462	77,553
Veeco Instruments, Inc.	*†	5,359	184,135
Volterra Semiconductor Corp.	*	3,597	84,350

			12,018,579

Software—4.0%
Accelrys, Inc.	*	6,341	51,299
ACI Worldwide, Inc.	*	4,103	181,394
Activision Blizzard, Inc.		98,680	1,183,173
Actuate Corp.	*	9,173	63,569
Advent Software, Inc.	*	5,224	141,623
American Software, Inc., Class A		7,072	56,222
ANSYS, Inc.	*	13,922	878,617
Ariba, Inc.	*	13,705	613,436
Aspen Technology, Inc.	*	11,581	268,100
Blackbaud, Inc.		6,583	168,986
Bottomline Technologies, Inc.	*	7,908	142,739
BroadSoft, Inc.	*	2,938	85,084

		Shares	Value
Cadence Design Systems, Inc.	*	53,095	$583,514
Callidus Software, Inc.	*†	14,237	70,900
CommVault Systems, Inc.	*	10,616	526,235
Compuware Corp.	*	23,815	221,241
Concur Technologies, Inc.	*†	7,229	492,295
Datawatch Corp.	*	3,500	45,150
Ebix, Inc.	†	3,924	78,284
EPIQ Systems, Inc.		7,191	88,090
Evolving Systems, Inc.		1,123	6,177
FactSet Research Systems, Inc.		6,018	559,313
Fair Isaac Corp.		4,616	195,164
FalconStor Software, Inc.	*†	8,712	22,738
Fortinet, Inc.	*	19,429	451,141
Informatica Corp.	*	14,500	614,220
Interactive Intelligence Group, Inc.	*	1,644	46,377
JDA Software Group, Inc.	*	8,151	242,003
Kenexa Corp.	*	4,449	129,154
Manhattan Associates, Inc.	*	2,125	97,134
Mentor Graphics Corp.	*	30,439	456,585
MICROS Systems, Inc.	*	10,580	541,696
MicroStrategy, Inc., Class A	*	791	102,719
Netscout Systems, Inc.	*	5,654	122,070
NetSuite, Inc.	*	5,386	294,991
Nuance Communications, Inc.	*	48,468	1,154,508
Parametric Technology Corp.	*	25,649	537,603
Pegasystems, Inc.		2,142	70,643
Progress Software Corp.	*	6,994	145,965
PROS Holdings, Inc.	*	2,944	49,518
QAD, Inc., Class B	*	136	1,851
QLIK Technologies, Inc.	*	9,118	201,690
Quest Software, Inc.	*	11,892	331,192
Rovi Corp.	*	19,181	376,331
Scientific Learning Corp.	*	3,146	5,128
SeaChange International, Inc.	*	3,359	27,645
Smith Micro Software, Inc.	*	2,612	4,806
SolarWinds, Inc.	*	13,069	569,286
Solera Holdings, Inc.		13,734	573,944
Sonic Foundry, Inc.	*	1,155	8,097
Sourcefire, Inc.	*	4,489	230,735
Synchronoss Technologies, Inc.	*†	12,077	223,062
Synopsys, Inc.	*	27,981	823,481
Take-Two Interactive Software, Inc.	*	23,034	217,902
TeleCommunication Systems, Inc., Class A	*	67,716	83,291
THQ, Inc.	*†	12,835	7,958
TIBCO Software, Inc.	*	28,166	842,727
TiVo, Inc.	*	36,938	305,477
Tyler Technologies, Inc.	*	5,227	210,909
Ultimate Software Group, Inc.	*	3,872	345,073
VASCO Data Security International, Inc.	*	4,225	34,560
Versant Corp.	*	1,264	12,248
VirnetX Holding Corp.	*†	7,740	272,835
VMware, Inc., Class A	*	8,652	787,678
Websense, Inc.	*	4,024	75,370
Zynga, Inc., Class A	*	34,113	185,575

			18,538,521

Specialty Retail—3.4%
Aaron’s, Inc.		20,249	573,249
Advance Auto Parts, Inc.		8,467	577,619
Aeropostale, Inc.	*	8,619	153,677
American Eagle Outfitters, Inc.		31,912	629,624
America’s Car-Mart, Inc.	*	1,569	60,956

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
ANN, Inc.	*	10,541	$268,690
Asbury Automotive Group, Inc.	*	5,664	134,180
Ascena Retail Group, Inc.	*	19,188	357,281
Barnes & Noble, Inc.	*†	3,301	54,334
bebe stores, Inc.		9,951	58,412
Big 5 Sporting Goods Corp.		2,416	18,265
Brown Shoe Co., Inc.		5,385	69,520
Buckle, Inc. (The)	†	3,569	141,225
Build-A-Bear Workshop, Inc.	*	5,570	26,625
Cabela’s, Inc.	*	10,417	393,867
Cache, Inc.	*	4,005	18,583
Casual Male Retail Group, Inc.	*	21,865	79,370
Cato Corp. (The), Class A		4,713	143,558
Chico’s FAS, Inc.		23,609	350,358
Children’s Place Retail Stores, Inc. (The)	*†	4,359	217,209
Christopher & Banks Corp.		9,394	11,085
Citi Trends, Inc.	*	8,340	128,770
Coldwater Creek, Inc.	*	47,132	25,734
Collective Brands, Inc.	*	6,749	144,564
Cost Plus, Inc.	*	2,725	59,950
Destination Maternity Corp.		2,707	58,471
Dick’s Sporting Goods, Inc.		13,341	640,368
DSW, Inc., Class A		3,315	180,336
Finish Line, Inc. (The), Class A		7,061	147,645
Foot Locker, Inc.		22,998	703,279
Genesco, Inc.	*	2,883	173,412
Group 1 Automotive, Inc.	†	2,367	107,959
Guess?, Inc.		10,418	316,395
Haverty Furniture Cos., Inc.		2,301	25,702
Hibbett Sports, Inc.	*	3,546	204,640
Hot Topic, Inc.		22,025	213,422
JOS A. Bank Clothiers, Inc.	*†	3,491	148,228
Kirkland’s, Inc.	*	2,193	24,671
Lithia Motors, Inc., Class A	†	3,558	82,012
Lumber Liquidators Holdings, Inc.	*†	10,206	344,861
MarineMax, Inc.	*	3,026	28,777
Men’s Wearhouse, Inc. (The)	†	3,813	107,298
Monro Muffler Brake, Inc.	†	5,955	197,944
Office Depot, Inc.	*	52,060	112,450
OfficeMax, Inc.	*	6,942	35,126
Pacific Sunwear of California, Inc.	*	18,790	34,386
Penske Automotive Group, Inc.	†	10,147	215,522
Pep Boys-Manny, Moe & Jack (The)		19,564	193,684
PetSmart, Inc.		20,979	1,430,348
Pier 1 Imports, Inc.		22,968	377,364
RadioShack Corp.	†	19,631	75,383
Rent-A-Center, Inc.		12,187	411,189
Sally Beauty Holdings, Inc.	*	19,894	512,071
Select Comfort Corp.	*	10,528	220,246
Shoe Carnival, Inc.		2,174	46,719
Signet Jewelers Ltd. (Bermuda)	†	14,589	642,062
Sonic Automotive, Inc., Class A	†	8,013	109,538
Stage Stores, Inc.		8,324	152,496
Stein Mart, Inc.	*	14,281	113,534
Systemax, Inc.	*	1,358	16,052
Talbots, Inc.	*	55,150	138,978
Tractor Supply Co.		11,633	966,237
Trans World Entertainment Corp.	*	1,932	5,989
Ulta Salon Cosmetics & Fragrance, Inc.		10,623	991,976
Vitamin Shoppe, Inc.	*	2,327	127,822
West Marine, Inc.	*	6,841	80,382

		Shares	Value
Wet Seal, Inc. (The), Class A	*	48,869	$154,426
Williams-Sonoma, Inc.		9,154	320,115
Zale Corp.	*	12,363	33,256

			15,919,476

Textiles, Apparel & Luxury Goods—1.1%
Carter’s, Inc.	*	7,414	389,976
Charles & Colvard Ltd.	*	4,894	18,450
Cherokee, Inc.		2,054	28,612
Columbia Sportswear Co.	†	1,447	77,588
Crocs, Inc.	*	18,713	302,215
Culp, Inc.		888	9,102
Deckers Outdoor Corp.	*†	6,235	274,402
Fifth & Pacific Cos., Inc.	*†	16,691	179,094
Forward Industries, Inc.	*†	3,751	6,527
Hallwood Group, Inc. (The)	*	100	998
Hanesbrands, Inc.	*	16,070	445,621
Iconix Brand Group, Inc.	*†	13,558	236,858
Jones Group, Inc. (The)		7,884	75,371
Kenneth Cole Productions, Inc., Class A	*	4,620	69,531
K-Swiss, Inc., Class A	*	2,909	8,960
Maidenform Brands, Inc.	*	2,034	40,517
Movado Group, Inc.		1,527	38,206
Oxford Industries, Inc.		3,507	156,763
PVH Corp.		9,479	737,371
Quiksilver, Inc.	*	16,228	37,811
Skechers U.S.A., Inc., Class A	*	7,438	151,512
Steven Madden Ltd.	*	7,089	225,076
True Religion Apparel, Inc.		5,573	161,506
Under Armour, Inc., Class A	*†	6,746	637,362
Unifi, Inc.	*	3,223	36,517
Warnaco Group, Inc. (The)	*	5,608	238,789
Wolverine World Wide, Inc.	†	11,160	432,785

			5,017,520

Thrifts & Mortgage Finance—1.0%
Astoria Financial Corp.	†	12,205	119,609
Bank Mutual Corp.		18,221	80,355
BankAtlantic Bancorp, Inc., Class A	*	6,764	37,337
BankUnited, Inc.	†	4,652	109,694
Beneficial Mutual Bancorp, Inc.	*	4,733	40,846
Brookline Bancorp, Inc.		10,999	97,341
Capitol Federal Financial, Inc.		29,545	350,995
CFS Bancorp, Inc.		2,085	9,320
Dime Community Bancshares, Inc.		3,549	47,166
Doral Financial Corp. (Puerto Rico)	*	70,932	106,398
ESSA Bancorp, Inc.		5,953	64,292
Federal Agricultural Mortgage Corp., Class C		4,576	120,028
Federal Home Loan Mortgage Corp.	*†	43,895	10,974
Federal National Mortgage Association	*†	66,437	16,941
First Financial Holdings, Inc.		3,864	41,422
First Financial Northwest, Inc.	*	4,938	40,097
Flagstar Bancorp, Inc.	*	49,751	41,791
Flushing Financial Corp.		2,981	40,631
Kearny Financial Corp.	†	3,008	29,148
MGIC Investment Corp.	*	12,237	35,243
NASB Financial, Inc.	*	529	10,501
New York Community Bancorp, Inc.	†	56,803	711,742

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Northfield Bancorp, Inc.	†	6,837	$97,154
Northwest Bancshares, Inc.		21,039	246,367
OceanFirst Financial Corp.	†	2,108	30,271
Ocwen Financial Corp.	*	23,494	441,217
Oritani Financial Corp.		20,044	288,433
Provident Financial Services, Inc.		16,334	250,727
Provident New York Bancorp		5,681	43,119
Radian Group, Inc.		23,028	75,762
Riverview Bancorp, Inc.	*	2,602	3,252
TFS Financial Corp.	*	13,499	128,915
Tree.com, Inc.	*	5,006	57,269
Triad Guaranty, Inc.	*†	5,663	297
Trustco Bank Corp.		10,073	54,999
United Financial Bancorp, Inc.		5,398	77,623
ViewPoint Financial Group, Inc.		6,157	96,295
Washington Federal, Inc.		25,523	431,083
Westfield Financial, Inc.		8,596	62,751
WSFS Financial Corp.		1,929	77,951

			4,625,356

Tobacco—0.1%
Alliance One International, Inc.	*†	28,423	98,343
Universal Corp.	†	3,751	173,784
Vector Group Ltd.	†	21,852	371,921

			644,048

Trading Companies & Distributors—0.8%
Aceto Corp.		4,950	44,698
Air Lease Corp.	*†	12,769	247,591
Aircastle Ltd.		14,047	169,266
Ampal-American Israel Corp., Class A	*	15,776	2,033
Applied Industrial Technologies, Inc.		10,609	390,942
Beacon Roofing Supply, Inc.	*†	14,827	373,937
GATX Corp.		10,704	412,104
H&E Equipment Services, Inc.	*	2,196	33,006
Houston Wire & Cable Co.		6,215	67,930
Interline Brands, Inc.	*	6,176	154,832
Kaman Corp.		2,736	84,652
MSC Industrial Direct Co., Inc., Class A		6,049	396,512
Rush Enterprises, Inc., Class A	*	3,897	63,716
United Rentals, Inc.	*†	14,871	506,209
Watsco, Inc.		6,350	468,630
WESCO International, Inc.	*	5,516	317,446
Willis Lease Finance Corp.	*	1,234	15,203

			3,748,707

Water Utilities—0.6%
American States Water Co.		3,697	146,327
American Water Works Co., Inc.		31,246	1,071,113
Aqua America, Inc.	†	31,674	790,583
California Water Service Group		16,632	307,193
Connecticut Water Service, Inc.		3,803	110,211
Middlesex Water Co.		4,246	80,674
SJW Corp.	†	5,096	122,355

			2,628,456

Wireless Telecommunication Services—0.4%
Clearwire Corp., Class A	*†	23,621	26,456
Leap Wireless International, Inc.	*†	16,479	105,960
NII Holdings, Inc.	*†	25,758	263,504

			Shares	Value
NTELOS Holdings Corp.			1,551	$29,236
SBA Communications Corp., Class A		*	22,201	1,266,567
Shenandoah Telecommunications Co.			2,133	29,030
Telephone & Data Systems, Inc.			8,723	185,713
United States Cellular Corp.		*	1,375	53,102
USA Mobility, Inc.			3,582	46,065

				2,005,633

TOTAL COMMON STOCKS
(Cost $402,504,924)				453,729,757

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.082%	09/20/2012
(Cost $574,895)		‡‡	$575,000	574,910

			Shares	Value
RIGHTS—0.0%
Hotels, Restaurants & Leisure—0.0%
Cosi, Inc.		*‡	66,861	1,754

Machinery—0.0%
Gerber Scientific, Inc. CVR		*‡d	3,478	—

Pharmaceuticals—0.0%
Forest Laboratories, Inc.		*‡d	2,916	—

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.		*‡d	2,807	—

TOTAL RIGHTS
(Cost $15,172)				1,754

WARRANTS—0.0%
Diversified Financial Services—0.0%
Pegasus Wireless Corp.		*‡d	200	—

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 10/14/2013, Strike $10.50		*‡d	2,972	—

TOTAL WARRANTS
(Cost $—)				—

MONEY MARKET FUNDS—14.2%
Institutional Money Market Funds—14.2%
Dreyfus Institutional Cash Advantage Fund, 0.15%		††¥	10,700,000	10,700,000

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%		¥5,788,961	$5,788,961
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%	††¥	12,374,734	12,374,734
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.17%	††¥	4,700,000	4,700,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.15%	††¥	10,700,000	10,700,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.15%	††¥	10,700,000	10,700,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.13%	††¥	10,700,000	10,700,000

TOTAL MONEY MARKET FUNDS
(Cost $65,663,695)			65,663,695

TOTAL INVESTMENTS—112.6%
(Cost $468,758,686)			519,970,116
Other assets less liabilities—(12.6%)			(58,218,168)

NET ASSETS—100.0%			$461,751,948

Notes to the Schedule of Investments:

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at June 30, 2012.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—97.1%
Australia—8.5%
AGL Energy Ltd.	†	11,099	$168,669
Alumina Ltd.	†	52,912	43,399
Amcor Ltd.		25,788	188,255
AMP Ltd.		60,805	241,962
APA Group	†	14,492	74,394
Asciano Ltd.		20,462	91,907
ASX Ltd.		3,522	108,111
Australia & New Zealand Banking Group Ltd.		56,307	1,282,679
Bendigo and Adelaide Bank Ltd.	†	7,833	59,860
BHP Billiton Ltd.		67,664	2,203,974
Boral Ltd.	†	16,512	50,324
Brambles Ltd.		30,138	191,144
Caltex Australia Ltd.		2,904	40,560
Campbell Brothers Ltd.		1,342	75,235
Centro Retail Australia REIT		24,782	50,298
CFS Retail Property Trust Group REIT		43,842	87,504
Coca-Cola Amatil Ltd.	†	11,986	164,717
Cochlear Ltd.		1,128	76,606
Commonwealth Bank of Australia	†	33,199	1,818,133
Computershare Ltd.		8,966	68,533
Crown Ltd.		9,242	80,819
CSL Ltd.		10,838	439,608
Dexus Property Group REIT		98,639	94,388
Echo Entertainment Group Ltd.		13,011	57,366
Fairfax Media Ltd.	†	41,888	24,028
Fortescue Metals Group Ltd.	†	30,217	154,398
Goodman Group REIT	†	33,696	127,588
GPT Group REIT		29,912	101,179
Harvey Norman Holdings Ltd.	†	10,998	22,114
Iluka Resources Ltd.	†	9,119	107,626
Incitec Pivot Ltd.		34,633	102,318
Insurance Australia Group Ltd.		44,825	160,770
Leighton Holdings Ltd.	†	3,007	50,648
Lend Lease Group		11,091	82,485
Lynas Corp. Ltd.	*	37,439	33,135
Macquarie Group Ltd.		6,807	183,815
Metcash Ltd.		16,948	58,714
Mirvac Group REIT		66,619	87,536
National Australia Bank Ltd.		47,065	1,146,391
Newcrest Mining Ltd.		16,167	376,224
Orica Ltd.		7,608	193,789
Origin Energy Ltd.		23,045	290,228
OZ Minerals Ltd.	†	7,183	58,604
Qantas Airways Ltd.	*	25,206	28,002
QBE Insurance Group Ltd.		24,560	339,437
QR National Ltd.		34,266	120,032
Ramsay Health Care Ltd.		2,635	61,225
Rio Tinto Ltd.	†	9,198	539,986
Santos Ltd.		19,665	216,581
Sonic Healthcare Ltd.		7,920	103,586
SP AusNet		35,545	37,252
Stockland REIT		48,769	154,788
Suncorp Group Ltd.		26,851	224,369
Sydney Airport		7,906	23,562
Tabcorp Holdings Ltd.		13,011	39,236
Tatts Group Ltd.		29,248	78,815
Telstra Corp. Ltd.		90,368	342,397
Toll Holdings Ltd.		13,906	57,177
Transurban Group		27,435	160,248

		Shares	Value
Wesfarmers Ltd.	†	21,214	$653,002
Westfield Group REIT		45,394	444,470
Westfield Retail Trust REIT		59,438	174,343
Westpac Banking Corp.	†	64,159	1,400,991
Whitehaven Coal Ltd.		8,680	37,316
Woodside Petroleum Ltd.		13,336	427,366
Woolworths Ltd.	†	25,841	711,355
WorleyParsons Ltd.		4,476	116,227

			17,611,798

Austria—0.3%
Andritz AG		1,416	72,817
Erste Group Bank AG	*	4,709	89,431
IMMOFINANZ AG	*	21,175	67,377
OMV AG		3,294	103,595
Raiffeisen Bank International AG	†	930	30,448
Telekom Austria AG		7,195	70,719
Verbund AG		1,308	29,962
Vienna Insurance Group AG Wiener Versicherung Gruppe		889	35,937
Voestalpine AG		2,136	56,731

			557,017

Belgium—1.1%
Ageas		46,832	93,002
Anheuser-Busch InBev NV		16,877	1,330,604
Belgacom SA		3,168	90,089
Colruyt SA		1,567	69,910
Delhaize Group SA		2,059	75,425
Groupe Bruxelles Lambert SA		1,713	116,278
Groupe Bruxelles Lambert SA STRIP VVPR	*d	127	—
KBC Groep NV		3,288	69,533
Mobistar SA		586	20,069
Solvay SA		1,220	120,452
Telenet Group Holding NV		1,103	48,265
UCB SA		2,384	120,429
Umicore SA		2,256	104,306

			2,258,362

Bermuda—0.1%
Seadrill Ltd.		7,181	256,114

China—0.0%
Yangzijiang Shipbuilding Holdings Ltd.		34,000	27,267

Denmark—1.1%
A.P. Moller - Maersk A/S, Class A		12	74,693
A.P. Moller - Maersk A/S, Class B		28	183,611
Carlsberg A/S, Class B		2,293	180,993
Coloplast A/S, Class B		459	82,532
Danske Bank A/S	*	13,625	189,448
DSV A/S		3,821	75,763
Novo Nordisk A/S, Class B		8,559	1,241,371
Novozymes A/S, Class B		5,254	136,243
TDC A/S		9,968	69,274
Tryg A/S		491	27,601
William Demant Holding A/S	*	482	43,326

			2,304,855

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Finland—0.7%
Elisa Oyj		2,840	$57,190
Fortum Oyj		9,291	176,440
Kesko Oyj, Class B	†	1,238	32,364
Kone Oyj, Class B		3,257	196,701
Metso Oyj		2,573	88,715
Neste Oil Oyj		3,010	33,871
Nokia Oyj	†	75,999	155,037
Nokian Renkaat Oyj		2,164	82,204
Orion Oyj, Class B		2,182	41,329
Pohjola Bank plc, Class A		2,462	28,731
Sampo Oyj, Class A		8,763	227,355
Stora Enso Oyj (Registered), Class R		11,073	68,172
UPM-Kymmene Oyj		10,836	122,583
Wartsila Oyj Abp		3,537	115,879

			1,426,571

France—8.5%
Accor SA		2,980	93,385
Aeroports de Paris		714	54,004
Air Liquide SA		6,436	735,819
Alcatel-Lucent	*	46,002	75,714
Alstom SA	†	4,242	134,211
Arkema SA		1,359	89,107
AtoS		1,213	72,541
AXA SA		37,358	499,428
BNP Paribas SA		20,347	784,473
Bouygues SA		4,012	107,657
Bureau Veritas SA		1,071	95,277
Cap Gemini SA		2,968	109,239
Carrefour SA	†	11,752	217,005
Casino Guichard Perrachon SA		1,097	96,425
Christian Dior SA		1,172	161,182
Cie de Saint-Gobain		8,518	314,733
Cie Generale de Geophysique-Veritas	*	2,841	73,482
Cie Generale des Etablissements Michelin (Registered)		3,746	245,087
Cie Generale d’Optique Essilor International SA		4,302	399,655
CNP Assurances	*	2,704	33,027
Credit Agricole SA	*	19,718	87,005
Danone SA		12,165	756,014
Dassault Systemes SA	†	1,320	123,845
Edenred		3,706	105,063
Electricite de France SA		4,999	111,226
Eurazeo		640	24,645
Eutelsat Communications SA		2,752	84,656
Fonciere Des Regions REIT		530	38,106
France Telecom SA		39,125	514,431
GDF Suez		26,134	623,240
Gecina SA REIT		463	41,275
Groupe Eurotunnel SA		12,276	99,783
ICADE REIT	†	448	33,882
Iliad SA	†	506	73,271
Imerys SA		725	36,961
JCDecaux SA	†	1,204	26,551
Klepierre REIT		2,087	68,587
Lafarge SA	†	4,000	178,633
Lagardere SCA (Registered)		2,447	68,305
Legrand SA	†	5,100	173,096

		Shares	Value
L’Oreal SA		5,068	$592,983
LVMH Moet Hennessy Louis Vuitton SA		5,344	813,303
Natixis		19,004	51,190
Pernod-Ricard SA		4,475	478,521
Peugeot SA	*	5,165	50,937
PPR		1,585	225,913
Publicis Groupe SA	†	3,053	139,625
Remy Cointreau SA		434	47,682
Renault SA		4,115	164,322
Rexel SA		2,092	35,733
Safran SA	†	4,631	171,979
Sanofi		25,333	1,917,730
Schneider Electric SA		10,990	610,865
SCOR SE		3,511	85,116
Societe BIC SA		579	59,811
Societe Generale SA	*	14,807	347,218
Sodexo		1,983	154,402
Suez Environnement Co.		5,623	60,461
Technip SA		2,019	210,412
Thales SA		2,071	68,424
Total SA		44,548	2,005,058
Unibail-Rodamco SE (Paris Exchange) REIT		1,945	358,289
Vallourec SA		2,264	92,510
Veolia Environnement SA		7,140	90,415
Vinci SA		9,357	437,301
Vivendi SA		27,222	505,809
Wendel SA	†	688	50,946
Zodiac Aerospace		664	67,545

			17,554,526

Germany—7.2%
Adidas AG		4,435	317,892
Allianz SE (Registered)		9,579	963,503
Axel Springer AG		720	30,934
BASF SE		19,294	1,341,598
Bayer AG		17,382	1,252,535
Bayerische Motoren Werke AG		6,987	505,635
Beiersdorf AG		2,124	137,694
Brenntag AG	†	934	103,363
Celesio AG		1,532	25,076
Commerzbank AG	*†	76,473	129,885
Continental AG		1,683	140,296
Daimler AG (Registered)		19,069	856,950
Deutsche Bank AG (Registered)		19,576	706,562
Deutsche Boerse AG		3,965	213,916
Deutsche Lufthansa AG (Registered)		4,312	49,850
Deutsche Post AG (Registered)		17,563	310,751
Deutsche Telekom AG (Registered)		59,211	648,920
E.ON AG		37,926	819,548
Fraport AG Frankfurt Airport Services Worldwide		822	44,260
Fresenius Medical Care AG & Co. KGaA		4,358	307,798
Fresenius SE & Co. KGaA		2,544	263,400
GEA Group AG		3,459	92,192
Hannover Rueckversicherung AG (Registered)		1,341	79,881
HeidelbergCement AG		2,804	134,618
Henkel AG & Co. KGaA		2,728	151,382

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Hochtief AG	*	816	$39,555
Hugo Boss AG		403	39,926
Infineon Technologies AG		22,149	149,909
K+S AG		3,614	165,452
Kabel Deutschland Holding AG	*	1,819	113,360
Lanxess AG		1,754	111,001
Linde AG		3,608	561,913
MAN SE		886	90,616
Merck KGaA		1,293	129,127
Metro AG		2,788	81,298
Muenchener Rueckversicherungs AG (Registered)		3,707	523,073
RWE AG	†	10,130	414,262
Salzgitter AG		718	29,557
SAP AG		19,339	1,145,167
Siemens AG (Registered)		17,280	1,451,990
Suedzucker AG		1,523	54,029
ThyssenKrupp AG		7,886	128,460
United Internet AG (Registered)		2,186	37,580
Volkswagen AG		616	93,086
Wacker Chemie AG		270	18,600

			15,006,400

Greece—0.0%
Coca Cola Hellenic Bottling Co. SA	*	3,863	68,409
OPAP SA		4,010	25,099

			93,508

Guernsey, Channel Islands—0.0%
Resolution Ltd.		28,824	88,667

Hong Kong—2.9%
AIA Group Ltd.		215,600	744,695
ASM Pacific Technology Ltd.	†	4,300	54,964
Bank of East Asia Ltd.	†	30,720	110,722
BOC Hong Kong Holdings Ltd.		77,000	237,041
Cathay Pacific Airways Ltd.		23,000	37,288
Cheung Kong Holdings Ltd.		29,000	358,043
Cheung Kong Infrastructure Holdings Ltd.		9,000	54,484
CLP Holdings Ltd.		38,000	322,956
First Pacific Co. Ltd.		42,000	43,565
Foxconn International Holdings Ltd.	*	41,000	14,978
Galaxy Entertainment Group Ltd.	*†	32,000	80,508
Hang Lung Group Ltd.		18,000	111,297
Hang Lung Properties Ltd.		49,000	167,610
Hang Seng Bank Ltd.	†	16,000	219,968
Henderson Land Development Co. Ltd.		19,000	105,629
Hong Kong & China Gas Co. Ltd.		110,468	234,667
Hong Kong Exchanges and Clearing Ltd.		21,300	306,481
Hopewell Holdings Ltd.		11,000	31,491
Hutchison Whampoa Ltd.		44,000	381,652
Hysan Development Co. Ltd.		12,000	45,742

		Shares	Value
Kerry Properties Ltd.		15,000	$64,548
Li & Fung Ltd.		121,200	234,674
Lifestyle International Holdings Ltd.		11,000	24,239
Link (The) REIT		48,500	198,795
MGM China Holdings Ltd.		18,400	28,214
MTR Corp. Ltd.		30,000	102,986
New World Development Co. Ltd.		72,900	85,902
Noble Group Ltd.		77,309	69,078
NWS Holdings Ltd.		26,500	38,758
Orient Overseas International Ltd.		3,700	18,147
PCCW Ltd.		84,000	30,979
Power Assets Holdings Ltd.		29,000	217,621
Shangri-La Asia Ltd.		34,000	65,308
Sino Land Co. Ltd.		63,000	95,663
SJM Holdings Ltd.		43,000	80,572
Sun Hung Kai Properties Ltd.		33,000	392,335
Swire Pacific Ltd., Class A		14,500	168,647
Wharf Holdings Ltd.		31,637	175,932
Wheelock & Co. Ltd.		20,000	75,996
Wing Hang Bank Ltd.		3,000	29,171
Yue Yuen Industrial Holdings Ltd.		14,000	44,017

			5,905,363

Ireland—0.8%
CRH plc (Dublin Exchange)		15,281	292,755
Elan Corp. plc	*	10,793	158,286
Experian plc		20,860	294,296
Irish Bank Resolution Corp. Ltd.	*‡d	11,206	—
James Hardie Industries SE CDI		9,384	77,371
Kerry Group plc, Class A		3,210	140,724
Shire plc		11,917	342,851
WPP plc		26,718	324,350

			1,630,633

Israel—0.6%
Bank Hapoalim BM		22,424	69,158
Bank Leumi Le-Israel BM	*	25,538	62,391
Bezeq Israeli Telecommunication Corp. Ltd.		43,766	46,565
Delek Group Ltd.		117	17,421
Elbit Systems Ltd.		388	13,360
Israel Chemicals Ltd.		9,235	102,179
Israel Corp. Ltd. (The)		39	22,055
Mizrahi Tefahot Bank Ltd.	*	2,045	15,955
NICE Systems Ltd.	*	1,340	49,069
Teva Pharmaceutical Industries Ltd.		19,829	781,609

			1,179,762

Italy—2.0%
Assicurazioni Generali SpA		24,265	329,005
Atlantia SpA		6,684	85,312
Autogrill SpA		2,307	20,931
Banca Monte dei Paschi di Siena SpA	*†	100,790	25,128
Banco Popolare SC	*	35,958	48,280
Enel Green Power SpA		38,326	60,733

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Enel SpA		136,230	$439,867
ENI SpA		50,529	1,073,496
Exor SpA		1,270	27,302
Fiat Industrial SpA		18,313	180,256
Fiat SpA	*†	19,199	96,798
Finmeccanica SpA	*	7,024	28,401
Intesa Sanpaolo SpA		213,830	304,333
Intesa Sanpaolo SpA RSP		17,138	19,513
Luxottica Group SpA		2,311	80,696
Mediaset SpA	†	13,265	23,232
Mediobanca SpA		11,665	51,443
Pirelli & C. SpA	†	4,877	51,437
Prysmian SpA		4,225	63,020
Saipem SpA		5,378	239,506
Snam SpA		33,809	151,468
Telecom Italia SpA		196,107	193,782
Telecom Italia SpA RSP		121,188	98,207
Terna Rete Elettrica Nazionale SpA		28,443	102,780
UniCredit SpA	*	85,975	325,984
Unione di Banche Italiane ScpA	†	16,898	55,209

			4,176,119

Japan—21.4%
ABC-Mart, Inc.		600	22,449
Advantest Corp.		2,800	43,771
Aeon Co. Ltd.	†	12,900	160,774
Aeon Credit Service Co. Ltd.	†	1,400	25,970
Aeon Mall Co. Ltd.		1,400	29,832
Air Water, Inc.		3,000	36,375
Aisin Seiki Co. Ltd.		3,800	127,026
Ajinomoto Co., Inc.		14,000	194,846
Alfresa Holdings Corp.		1,000	53,122
All Nippon Airways Co. Ltd.	†	19,000	53,828
Amada Co. Ltd.		7,000	41,418
Aozora Bank Ltd.		11,000	26,195
Asahi Glass Co. Ltd.	†	22,000	148,416
Asahi Group Holdings Ltd.		8,300	178,320
Asahi Kasei Corp.		27,000	146,357
Asics Corp.		3,000	38,057
Astellas Pharma, Inc.		9,175	400,385
Bank of Kyoto Ltd. (The)		6,000	45,461
Bank of Yokohama Ltd. (The)		25,000	118,203
Benesse Holdings, Inc.		1,300	58,205
Bridgestone Corp.		13,800	316,905
Brother Industries Ltd.		4,600	52,666
Canon, Inc.		23,800	949,871
Casio Computer Co. Ltd.	†	4,500	29,507
Central Japan Railway Co.		31	244,152
Chiba Bank Ltd. (The)		16,000	96,106
Chiyoda Corp.		3,000	36,757
Chubu Electric Power Co., Inc.		13,200	214,047
Chugai Pharmaceutical Co. Ltd.	†	4,400	83,412
Chugoku Bank Ltd. (The)		4,000	52,128
Chugoku Electric Power Co., Inc. (The)		6,200	102,255
Citizen Holdings Co. Ltd.		4,700	27,565
Coca-Cola West Holdings Co. Ltd.		1,200	20,924
Cosmo Oil Co. Ltd.		12,000	30,543
Credit Saison Co. Ltd.		3,100	68,925

		Shares	Value
Dai Nippon Printing Co. Ltd.		11,000	$86,173
Daicel Corp.		7,000	43,061
Daido Steel Co. Ltd.		6,000	37,389
Daihatsu Motor Co. Ltd.		4,000	70,029
Dai-ichi Life Insurance Co. Ltd. (The)		183	211,939
Daiichi Sankyo Co. Ltd.		14,002	236,100
Daikin Industries Ltd.		4,800	135,179
Dainippon Sumitomo Pharma Co. Ltd.		3,000	30,652
Daito Trust Construction Co. Ltd.		1,500	142,188
Daiwa House Industry Co. Ltd.		11,000	156,034
Daiwa Securities Group, Inc.		34,000	128,137
Dena Co. Ltd.		2,500	65,804
Denki Kagaku Kogyo K.K.		11,000	38,453
Denso Corp.		10,300	351,962
Dentsu, Inc.		3,800	112,635
East Japan Railway Co.		7,200	452,097
Eisai Co. Ltd.		5,300	232,092
Electric Power Development Co. Ltd.		2,540	66,749
FamilyMart Co. Ltd.		1,200	54,923
FANUC Corp.		4,000	657,525
Fast Retailing Co. Ltd.		1,100	220,101
Fuji Electric Co. Ltd.		10,000	24,394
Fuji Heavy Industries Ltd.		13,000	105,327
FUJIFILM Holdings Corp.		9,700	183,778
Fujitsu Ltd.		40,000	191,429
Fukuoka Financial Group, Inc.		17,000	66,384
Furukawa Electric Co. Ltd.		12,000	28,383
Gree, Inc.		1,800	35,806
GS Yuasa Corp.	†	8,000	36,576
Gunma Bank Ltd. (The)		8,000	37,851
Hachijuni Bank Ltd. (The)		8,000	41,585
Hakuhodo DY Holdings, Inc.		480	31,853
Hamamatsu Photonics KK		1,400	47,496
Hankyu Hanshin Holdings, Inc.		25,000	126,250
Hino Motors Ltd.		5,000	36,189
Hirose Electric Co. Ltd.		630	62,364
Hisamitsu Pharmaceutical Co., Inc.		1,200	59,058
Hitachi Chemical Co. Ltd.		2,300	36,235
Hitachi Construction Machinery Co. Ltd.	†	2,300	43,438
Hitachi High-Technologies Corp.		1,100	27,086
Hitachi Ltd.		95,000	585,755
Hitachi Metals Ltd.		3,000	35,802
Hokkaido Electric Power Co., Inc.		3,400	43,942
Hokuriku Electric Power Co.		3,200	49,830
Honda Motor Co. Ltd.		34,300	1,196,917
HOYA Corp.		9,100	200,473
Ibiden Co. Ltd.		2,200	39,851
Idemitsu Kosan Co. Ltd.		400	35,881
IHI Corp.		26,000	55,614
INPEX Corp.		46	258,359
Isetan Mitsukoshi Holdings Ltd.		8,040	85,420
Isuzu Motors Ltd.		25,000	133,910
ITOCHU Corp.		31,200	327,933
Itochu Techno-Solutions Corp.		600	28,958
Iyo Bank Ltd. (The)		5,000	39,929
J. Front Retailing Co. Ltd.		10,600	53,281
Japan Petroleum Exploration Co.		500	19,037

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Japan Prime Realty Investment Corp. REIT		16	$45,036
Japan Real Estate Investment Corp. REIT		12	110,025
Japan Retail Fund Investment Corp. REIT		38	60,278
Japan Steel Works Ltd. (The)		6,000	33,127
Japan Tobacco, Inc.		19,000	562,887
JFE Holdings, Inc.		9,900	165,697
JGC Corp.		4,000	115,965
Joyo Bank Ltd. (The)		14,000	63,704
JS Group Corp.		5,800	122,404
JSR Corp.		3,500	60,731
JTEKT Corp.		4,700	48,662
Jupiter Telecommunications Co. Ltd.		48	49,011
JX Holdings, Inc.		46,810	241,259
Kajima Corp.		17,000	49,911
Kamigumi Co. Ltd.		5,000	39,776
Kaneka Corp.		6,000	33,183
Kansai Electric Power Co., Inc. (The)		15,300	183,486
Kansai Paint Co. Ltd.		5,000	53,579
Kao Corp.		11,200	308,878
Kawasaki Heavy Industries Ltd.		29,000	79,531
Kawasaki Kisen Kaisha Ltd.	*	17,000	33,768
KDDI Corp.		57	367,702
Keikyu Corp.		10,000	90,984
Keio Corp.		13,000	94,224
Keisei Electric Railway Co. Ltd.		6,000	50,685
Keyence Corp.		972	240,447
Kikkoman Corp.		4,000	49,445
Kinden Corp.		2,000	13,099
Kintetsu Corp.	†	34,000	135,558
Kirin Holdings Co. Ltd.	†	19,000	223,935
Kobe Steel Ltd.		54,000	64,959
Koito Manufacturing Co. Ltd.		2,000	28,024
Komatsu Ltd.		19,600	467,878
Konami Corp.		2,000	45,318
Konica Minolta Holdings, Inc.		10,500	82,719
Kubota Corp.		23,000	212,552
Kuraray Co. Ltd.		6,900	89,420
Kurita Water Industries Ltd.		2,600	60,141
Kyocera Corp.		3,200	276,928
Kyowa Hakko Kirin Co. Ltd.		5,000	51,496
Kyushu Electric Power Co., Inc.		9,300	110,329
Lawson, Inc.		1,300	90,911
Mabuchi Motor Co. Ltd.		400	15,945
Makita Corp.		2,400	84,191
Marubeni Corp.		35,000	233,201
Marui Group Co. Ltd.		4,000	30,593
Maruichi Steel Tube Ltd.		1,000	21,524
Mazda Motor Corp.	*	56,000	76,258
McDonald’s Holdings Co. Japan Ltd.	†	1,400	39,405
Medipal Holdings Corp.		2,800	39,662
MEIJI Holdings Co. Ltd.		1,302	59,788
Miraca Holdings, Inc.		1,200	49,822
Mitsubishi Chemical Holdings Corp.		28,500	125,636
Mitsubishi Corp.		29,600	598,343
Mitsubishi Electric Corp.		41,000	343,025

		Shares	Value
Mitsubishi Estate Co. Ltd.		26,000	$466,461
Mitsubishi Gas Chemical Co., Inc.		9,000	51,165
Mitsubishi Heavy Industries Ltd.		63,000	256,105
Mitsubishi Logistics Corp.		3,000	31,721
Mitsubishi Materials Corp.		25,000	72,497
Mitsubishi Motors Corp.	*	83,000	83,696
Mitsubishi Tanabe Pharma Corp.		4,800	69,022
Mitsubishi UFJ Financial Group, Inc.		267,740	1,282,710
Mitsubishi UFJ Lease & Finance Co. Ltd.		1,180	49,083
Mitsui & Co. Ltd.		36,700	545,357
Mitsui Chemicals, Inc.		20,000	50,084
Mitsui Fudosan Co. Ltd.		18,000	349,251
Mitsui OSK Lines Ltd.		24,000	86,517
Mizuho Financial Group, Inc.		480,680	811,986
MS&AD Insurance Group Holdings		10,474	183,246
Murata Manufacturing Co. Ltd.		4,200	220,922
Nabtesco Corp.		2,000	44,608
Namco Bandai Holdings, Inc.		4,150	56,912
NEC Corp.	*	53,000	82,467
Nexon Co. Ltd.	*	2,100	41,111
NGK Insulators Ltd.		6,000	66,441
NGK Spark Plug Co. Ltd.		4,000	52,834
NHK Spring Co. Ltd.		3,000	32,396
Nidec Corp.		2,200	167,274
Nikon Corp.		7,100	216,129
Nintendo Co. Ltd.		2,200	256,918
Nippon Building Fund, Inc. REIT	†	13	125,693
Nippon Electric Glass Co. Ltd.		7,500	44,794
Nippon Express Co. Ltd.		19,000	78,458
Nippon Meat Packers, Inc.		4,000	52,946
Nippon Paper Group, Inc.	†	1,900	30,163
Nippon Steel Corp.		104,000	235,889
Nippon Telegraph & Telephone Corp.		9,000	419,675
Nippon Yusen K.K.		33,000	87,280
Nishi-Nippon City Bank Ltd. (The)		15,000	36,418
Nissan Motor Co. Ltd.		51,400	488,081
Nisshin Seifun Group, Inc.		4,200	49,170
Nisshin Steel Co. Ltd.		15,000	21,054
Nissin Foods Holdings Co. Ltd.		1,100	41,830
Nitori Holdings Co. Ltd.		700	66,191
Nitto Denko Corp.		3,400	145,672
NKSJ Holdings, Inc.		7,875	167,642
NOK Corp.		2,000	42,702
Nomura Holdings, Inc.		75,500	282,260
Nomura Real Estate Holdings, Inc.		1,700	31,131
Nomura Real Estate Office Fund, Inc. REIT		5	28,206
Nomura Research Institute Ltd.		2,150	47,312
NSK Ltd.		10,000	64,795
NTN Corp.		9,000	28,331
NTT Data Corp.		26	79,801
NTT DoCoMo, Inc.		322	535,809
NTT Urban Development Corp.		24	19,417

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Obayashi Corp.		13,000	$57,087
Odakyu Electric Railway Co. Ltd.	†	13,000	129,250
OJI Paper Co. Ltd.		17,000	65,136
Olympus Corp.	*†	4,800	77,782
Omron Corp.		4,400	93,243
Ono Pharmaceutical Co. Ltd.		1,700	106,827
Oracle Corp. Japan		900	38,739
Oriental Land Co. Ltd.		1,000	114,344
ORIX Corp.		2,240	208,759
Osaka Gas Co. Ltd.		38,000	159,209
Otsuka Corp.		300	25,540
Otsuka Holdings Co. Ltd.		7,700	236,353
Panasonic Corp.		46,800	382,581
Rakuten, Inc.		15,600	161,283
Resona Holdings, Inc.		38,600	159,016
Ricoh Co. Ltd.	†	14,000	118,154
Rinnai Corp.		600	41,401
Rohm Co. Ltd.		2,100	80,922
Sankyo Co. Ltd.		1,100	53,679
Sanrio Co. Ltd.	†	900	32,812
Santen Pharmaceutical Co. Ltd.		1,700	69,861
SBI Holdings, Inc.		521	38,714
Secom Co. Ltd.		4,500	206,366
Sega Sammy Holdings, Inc.		4,148	84,376
Seiko Epson Corp.	†	2,400	24,355
Sekisui Chemical Co. Ltd.		9,000	83,617
Sekisui House Ltd.		12,000	113,304
Seven & I Holdings Co. Ltd.		15,940	480,517
Seven Bank Ltd.		13,600	34,925
Sharp Corp.		20,000	101,899
Shikoku Electric Power Co., Inc.		3,600	76,526
Shimadzu Corp.		5,000	43,265
Shimamura Co. Ltd.		500	57,778
Shimano, Inc.		1,500	98,344
Shimizu Corp.		13,000	45,102
Shin-Etsu Chemical Co. Ltd.		8,500	468,078
Shinsei Bank Ltd.		30,000	36,498
Shionogi & Co. Ltd.		6,300	85,660
Shiseido Co. Ltd.		7,800	123,081
Shizuoka Bank Ltd. (The)		12,000	123,470
Shoei Co. Ltd./Chiyoda-ku		5,000	27,499
Showa Denko K.K.		31,000	60,228
Showa Shell Sekiyu K.K.	†	4,500	27,625
SMC Corp.		1,100	190,716
Softbank Corp.		18,700	696,083
Sojitz Corp.		26,800	44,342
Sony Corp.		21,300	304,574
Sony Financial Holdings, Inc.		3,400	55,494
Square Enix Holdings Co. Ltd.		1,500	23,626
Stanley Electric Co. Ltd.		3,200	49,695
Sumco Corp.	*	1,900	17,284
Sumitomo Chemical Co. Ltd.		32,000	98,363
Sumitomo Corp.		23,900	334,404
Sumitomo Electric Industries Ltd.		15,400	191,898
Sumitomo Heavy Industries Ltd.		12,000	54,035
Sumitomo Metal Industries Ltd.		67,000	110,524
Sumitomo Metal Mining Co. Ltd.		11,000	123,960
Sumitomo Mitsui Financial Group, Inc.		28,300	934,889
Sumitomo Mitsui Trust Holdings, Inc.		64,740	193,483

		Shares	Value
Sumitomo Realty & Development Co. Ltd.		7,500	$184,473
Sumitomo Rubber Industries Ltd.		3,800	49,495
Suruga Bank Ltd.		4,000	40,969
Suzuken Co. Ltd.		1,560	52,660
Suzuki Motor Corp.		7,800	160,156
Sysmex Corp.		1,500	59,322
T&D Holdings, Inc.		12,300	131,031
Taiheiyo Cement Corp.		22,000	50,517
Taisei Corp.		20,000	53,606
Taisho Pharmaceutical Holdings Co. Ltd.		690	58,351
Taiyo Nippon Sanso Corp.		5,000	29,214
Takashimaya Co. Ltd.		5,000	38,430
Takeda Pharmaceutical Co. Ltd.		16,620	754,579
TDK Corp.		2,500	101,771
Teijin Ltd.		19,000	57,839
Terumo Corp.		3,100	127,400
THK Co. Ltd.		2,700	51,043
Tobu Railway Co. Ltd.		22,000	115,662
Toho Co. Ltd.		2,400	41,520
Toho Gas Co. Ltd.		9,000	55,857
Tohoku Electric Power Co., Inc.	*	8,800	88,420
Tokio Marine Holdings, Inc.		15,300	383,924
Tokyo Electric Power Co., Inc.	*	31,000	60,003
Tokyo Electron Ltd.		3,700	173,511
Tokyo Gas Co. Ltd.		52,000	265,773
Tokyu Corp.		24,000	112,975
Tokyu Land Corp.		9,000	44,674
TonenGeneral Sekiyu K.K.	†	6,000	53,350
Toppan Printing Co. Ltd.		12,000	80,157
Toray Industries, Inc.		30,000	204,566
Toshiba Corp.		84,000	319,734
Tosoh Corp.		9,000	24,545
TOTO Ltd.		7,000	52,195
Toyo Seikan Kaisha Ltd.		3,300	40,049
Toyo Suisan Kaisha Ltd.		2,000	53,334
Toyoda Gosei Co. Ltd.		1,200	27,664
Toyota Boshoku Corp.		1,400	17,014
Toyota Industries Corp.		3,700	106,082
Toyota Motor Corp.		57,900	2,336,973
Toyota Tsusho Corp.		4,200	80,285
Trend Micro, Inc.		2,200	64,813
Tsumura & Co.		1,400	37,076
Ube Industries Ltd.		19,000	44,194
Unicharm Corp.		2,300	130,919
Ushio, Inc.		1,900	23,550
USS Co. Ltd.		460	49,635
West Japan Railway Co.		3,600	148,097
Yahoo! Japan Corp.		311	100,690
Yakult Honsha Co. Ltd.	†	1,900	74,406
Yamada Denki Co. Ltd.		1,700	87,037
Yamaguchi Financial Group, Inc.		4,000	35,277
Yamaha Corp.		2,700	27,785
Yamaha Motor Co. Ltd.	†	5,500	52,666
Yamato Holdings Co. Ltd.		8,400	135,254
Yamato Kogyo Co. Ltd.		700	19,494
Yamazaki Baking Co. Ltd.		2,000	26,191
Yaskawa Electric Corp.		4,000	30,475
Yokogawa Electric Corp.		4,300	44,455

			44,266,759

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Luxembourg—0.4%
ArcelorMittal		19,884	$304,216
Millicom International Cellular SA SDR		1,299	122,594
SES SA, Class A FDR		6,158	145,598
Tenaris SA	†	9,898	174,065

			746,473

Macau—0.1%
Sands China Ltd.		49,294	158,580
Wynn Macau Ltd.	†	31,256	73,755

			232,335

Malta—0.0%
BGP Holdings plc	*‡d	142,647	—

Mexico—0.0%
Fresnillo plc		3,849	88,165

Netherlands—4.7%
Aegon NV		37,232	172,667
Akzo Nobel NV		4,890	230,146
ASML Holding NV		8,877	455,888
Corio NV REIT		1,453	63,972
Delta Lloyd NV		2,176	30,261
European Aeronautic Defence and Space Co. NV		8,716	309,337
Fugro NV CVA		1,480	89,775
Gemalto NV		1,724	123,824
Heineken Holding NV		2,084	93,344
Heineken NV		4,752	247,801
ING Groep NV CVA	*	79,146	530,603
Koninklijke Ahold NV		21,556	267,021
Koninklijke Boskalis Westminster NV		1,476	48,705
Koninklijke DSM NV		3,156	155,589
Koninklijke KPN NV		29,997	286,831
Koninklijke Philips Electronics NV		20,901	411,869
Koninklijke Vopak NV		1,384	88,772
Qiagen NV	*	4,858	81,345
Randstad Holding NV		2,394	70,592
Reed Elsevier NV		14,435	164,681
Royal Dutch Shell plc, Class A		76,962	2,593,077
Royal Dutch Shell plc, Class B		55,861	1,950,874
SBM Offshore NV	*	3,564	49,391
TNT Express NV		6,778	79,509
Unilever NV CVA		34,240	1,143,803
Wolters Kluwer NV		6,087	96,781

			9,836,458

New Zealand—0.1%
Auckland International Airport Ltd.		20,988	41,163
Contact Energy Ltd.	*†	7,514	29,073
Fletcher Building Ltd.	†	14,083	66,659
SKYCITY Entertainment Group Ltd.	†	12,302	33,607
Telecom Corp of New Zealand Ltd.		37,806	71,986

			242,488

		Shares	Value
Norway—0.7%
Aker Solutions ASA		3,442	$48,840
DnB ASA		19,876	197,637
Gjensidige Forsikring ASA		4,209	49,039
Norsk Hydro ASA		18,486	83,366
Orkla ASA		16,384	118,898
Statoil ASA		23,541	561,418
Telenor ASA		15,412	257,662
Veripos, Inc.	*‡	563	1,513
Yara International ASA		3,824	167,345

			1,485,718

Portugal—0.2%
Banco Espirito Santo SA (Registered)	*	45,157	30,875
EDP - Energias de Portugal SA		40,453	95,696
Galp Energia SGPS SA, Class B		4,652	58,978
Jeronimo Martins SGPS SA		4,265	72,108
Portugal Telecom SGPS SA (Registered)		14,350	62,848

			320,505

Singapore—1.8%
Ascendas Real Estate Investment Trust REIT		42,786	72,991
CapitaLand Ltd.		51,500	111,042
CapitaMall Trust REIT		52,000	78,764
CapitaMalls Asia Ltd.		23,000	28,689
City Developments Ltd.		10,000	89,139
ComfortDelGro Corp. Ltd.		37,000	45,309
Cosco Corp. Singapore Ltd.		18,000	14,138
DBS Group Holdings Ltd.		37,500	414,214
Fraser and Neave Ltd.		18,000	100,229
Genting Singapore plc (Registered)		131,000	147,164
Global Logistic Properties Ltd.	*	40,000	66,590
Golden Agri-Resources Ltd.		136,320	72,805
Hutchison Port Holdings Trust		112,000	80,059
Jardine Cycle & Carriage Ltd.		2,000	73,712
Keppel Corp. Ltd.		29,400	240,860
Keppel Land Ltd.		16,000	41,174
Neptune Orient Lines Ltd.	*	17,000	15,003
Olam International Ltd.		30,672	44,424
Oversea-Chinese Banking Corp. Ltd.		54,600	381,812
SembCorp Industries Ltd.		21,340	87,346
SembCorp Marine Ltd.		17,000	64,891
Singapore Airlines Ltd.		11,400	94,005
Singapore Exchange Ltd.		17,000	85,405
Singapore Press Holdings Ltd.		35,500	109,665
Singapore Technologies Engineering Ltd.		31,000	76,423
Singapore Telecommunications Ltd.		165,159	432,512
StarHub Ltd.		13,730	37,214
United Overseas Bank Ltd.		27,000	400,937
UOL Group Ltd.		8,000	31,359
Wilmar International Ltd.		39,000	112,451

			3,650,326

Spain—2.6%
Abertis Infraestructuras SA	*‡	382	5,163
Abertis Infraestructuras SA		7,646	103,332
Acciona SA	†	445	26,602

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Acerinox SA		1,819	$20,386
ACS Actividades de Construccion y Servicios SA	†	2,634	56,422
Amadeus IT Holding SA, Class A		6,615	140,147
Banco Bilbao Vizcaya Argentaria SA		99,812	712,793
Banco de Sabadell SA	†	45,080	87,547
Banco Popular Espanol SA	†	24,402	55,196
Banco Santander SA		196,728	1,301,406
Bankia SA	*†	15,810	18,499
CaixaBank	*‡	318	1,035
CaixaBank	†	14,001	45,585
Distribuidora Internacional de Alimentacion SA	*	12,844	60,389
Enagas SA		3,844	70,138
Ferrovial SA		7,868	88,732
Gas Natural SDG SA		6,693	85,936
Grifols SA	*	3,303	83,679
Iberdrola SA		82,235	388,250
Inditex SA		4,615	477,031
Mapfre SA	†	13,416	27,293
Red Electrica Corp. SA	†	2,146	93,663
Repsol YPF SA		16,501	265,255
Telefonica SA		86,351	1,136,677
Zardoya Otis SA	†	2,829	31,449

			5,382,605

Sweden—3.0%
Alfa Laval AB		7,085	121,400
Assa Abloy AB, Class B		7,093	198,079
Atlas Copco AB, Class A		14,254	306,757
Atlas Copco AB, Class B		7,990	152,251
Boliden AB		6,115	85,328
Electrolux AB, Series B		5,005	99,602
Elekta AB, Class B		2,005	91,620
Getinge AB, Class B		4,153	103,055
Hennes & Mauritz AB, Class B		20,014	718,381
Hexagon AB, Class B		4,884	83,833
Holmen AB, Class B		1,079	29,378
Husqvarna AB, Class B		9,820	46,316
Industrivarden AB, Class C		2,724	35,096
Investment AB Kinnevik, Class B		4,060	81,493
Investor AB, Class B		9,541	182,168
Lundin Petroleum AB	*	4,899	91,711
Modern Times Group AB, Class B		977	45,221
Nordea Bank AB		54,421	468,997
Ratos AB, Class B		3,896	36,994
Sandvik AB		20,873	267,690
Scania AB, Class B		6,605	113,191
Securitas AB, Class B		6,575	51,125
Skandinaviska Enskilda Banken AB, Class A		28,809	187,099
Skanska AB, Class B		8,011	122,765
SKF AB, Class B		8,213	161,894
SSAB AB, Class A		3,099	25,758
Svenska Cellulosa AB, Class B		12,107	181,647
Svenska Handelsbanken AB, Class A		10,397	341,810
Swedbank AB, Class A		17,071	268,936

		Shares	Value
Swedish Match AB		4,558	$183,713
Tele2 AB, Class B		6,369	98,684
Telefonaktiebolaget LM Ericsson, Class B		63,517	581,163
TeliaSonera AB		45,957	293,607
Volvo AB, Class B		29,489	337,163

			6,193,925

Switzerland—8.7%
ABB Ltd.	*	46,297	755,947
Actelion Ltd. (Registered)	*	2,226	91,560
Adecco SA (Registered)	*	2,808	124,871
Aryzta AG	*	1,779	88,549
Baloise Holding AG (Registered)		934	61,705
Banque Cantonale Vaudoise		59	31,268
Barry Callebaut AG (Registered)	*	41	37,300
Compagnie Financiere Richemont SA (A Bearer Shares)		11,003	604,173
Credit Suisse Group AG (Registered)	*	24,555	449,284
GAM Holding AG	*	3,736	41,709
Geberit AG (Registered)	*	822	162,163
Givaudan SA (Registered)	*	170	166,849
Glencore International plc		28,992	134,441
Holcim Ltd. (Registered)	*	4,703	260,572
Julius Baer Group Ltd. (Registered)	*	4,235	153,547
Kuehne + Nagel International AG (Registered)		1,080	114,419
Lindt & Spruengli AG (Participation Certificates)	*	17	52,539
Lindt & Spruengli AG (Registered)	*	2	73,448
Lonza Group AG (Registered)	*	1,067	44,393
Nestle SA		69,188	4,128,992
Novartis AG (Registered)		48,253	2,697,889
Pargesa Holding SA (Bearer)		467	27,803
Partners Group Holding AG		281	49,977
Roche Holding AG (Genusschein)		14,740	2,546,084
Schindler Holding AG (Participation Certificates)		1,028	114,937
Schindler Holding AG (Registered)		416	46,913
SGS SA (Registered)		114	213,747
Sika AG		47	90,758
Sonova Holding AG (Registered)	*	1,073	103,786
STMicroelectronics NV		13,835	75,286
Straumann Holding AG (Registered)	†	152	22,356
Sulzer AG (Registered)		487	57,740
Swatch Group AG (The) (Bearer)		656	259,278
Swatch Group AG (The) (Registered)		843	58,649
Swiss Life Holding AG (Registered)	*	625	58,908
Swiss Prime Site AG	*	952	79,407
Swiss Re AG	*	7,444	469,283
Swisscom AG (Registered)		476	191,771
Syngenta AG (Registered)		1,994	682,596
Transocean Ltd.		7,176	321,798
UBS AG (Registered)	*	76,560	895,919
Wolseley plc		5,951	221,810
Xstrata plc		43,735	549,898

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Zurich Insurance Group AG (Registered)	*	3,105	$702,115

			18,116,437

United Kingdom—19.6%
3i Group plc		21,458	66,351
Aberdeen Asset Management plc		16,705	68,039
Admiral Group plc		3,873	72,248
Aggreko plc		5,440	176,912
AMEC plc		6,862	108,176
Anglo American plc		27,915	917,436
Antofagasta plc		8,096	138,489
ARM Holdings plc		28,198	223,402
Associated British Foods plc		7,666	154,250
AstraZeneca plc (London Exchange)		26,833	1,199,104
Aviva plc		60,381	258,549
Babcock International Group plc		7,669	102,713
BAE Systems plc		68,683	311,383
Balfour Beatty plc		15,564	72,775
Barclays plc		244,174	623,926
BG Group plc		71,333	1,460,291
BHP Billiton plc		44,381	1,261,416
BP plc		398,126	2,658,764
British American Tobacco plc		41,317	2,100,555
British Land Co. plc REIT		17,389	139,242
British Sky Broadcasting Group plc		23,127	252,128
BT Group plc		164,163	543,959
Bunzl plc		7,026	114,838
Burberry Group plc		9,157	190,656
Capita plc		13,767	141,464
Capital Shopping Centres Group plc REIT		11,469	57,940
Carnival plc		3,921	134,061
Centrica plc		109,147	545,730
Cobham plc		22,289	81,202
Compass Group plc		40,042	420,322
Croda International plc		2,954	104,956
Diageo plc		52,580	1,355,249
Eurasian Natural Resources Corp. plc		5,413	35,329
Evraz plc		6,518	26,731
G4S plc		29,065	127,029
GKN plc		34,028	96,475
GlaxoSmithKline plc		105,921	2,405,893
Hammerson plc REIT		15,196	105,539
HSBC Holdings plc (London Exchange)		377,603	3,327,376
ICAP plc		12,431	65,800
IMI plc		7,035	91,906
Imperial Tobacco Group plc		21,063	811,520
Inmarsat plc		9,682	74,718
Intercontinental Hotels Group plc		5,976	143,869
International Consolidated Airlines Group SA	*	20,308	50,952
International Power plc	‡	31,910	208,899
Intertek Group plc		3,382	141,692
Invensys plc		18,496	64,463

		Shares	Value
Investec plc		10,820	$63,163
ITV plc		78,784	94,800
J. Sainsbury plc		24,532	115,942
Johnson Matthey plc		4,610	159,874
Kazakhmys plc		4,399	49,875
Kingfisher plc		49,320	222,483
Land Securities Group plc REIT		16,659	193,010
Legal & General Group plc		122,562	245,035
Lloyds Banking Group plc	*	843,687	412,149
London Stock Exchange Group plc		3,963	62,563
Lonmin plc		3,101	37,722
Man Group plc		37,598	44,989
Marks & Spencer Group plc		33,198	169,298
Meggitt plc		17,028	103,037
National Grid plc		75,051	795,393
Next plc		3,436	172,529
Old Mutual plc		101,444	241,260
Pearson plc		17,304	343,342
Petrofac Ltd.		5,470	119,395
Prudential plc		53,735	623,058
Randgold Resources Ltd.		1,879	168,701
Reckitt Benckiser Group plc		13,885	733,919
Reed Elsevier plc		25,415	203,705
Rexam plc		19,037	125,643
Rio Tinto plc		28,290	1,344,444
Rolls-Royce Holdings plc	*	39,515	532,573
Royal Bank of Scotland Group plc	*	41,922	142,004
RSA Insurance Group plc		76,655	130,129
SABMiller plc		20,106	806,678
Sage Group plc (The)		26,424	115,005
Schroders plc		2,465	51,669
Segro plc REIT		15,666	53,374
Serco Group plc		10,464	87,877
Severn Trent plc		5,017	130,056
Smith & Nephew plc		18,267	182,715
Smiths Group plc		7,875	125,066
SSE plc		19,426	423,788
Standard Chartered plc (London Exchange)		50,121	1,088,777
Standard Life plc		48,149	176,294
Subsea 7 SA		5,630	111,418
Tate & Lyle plc		9,949	101,041
Tesco plc		169,039	821,500
TUI Travel plc		9,107	24,211
Tullow Oil plc		18,719	432,644
Unilever plc		27,002	906,558
United Utilities Group plc		14,641	155,095
Vedanta Resources plc		2,170	31,104
Vodafone Group plc		1,045,163	2,937,697
Weir Group plc (The)		4,498	108,086
Whitbread plc		3,705	117,801
Wm Morrison Supermarkets plc		48,539	202,542

			40,675,748

United States—0.0%
Sims Metal Management Ltd.		3,648	36,129

TOTAL COMMON STOCKS
(Cost $231,742,079)			201,351,033

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund			Shares	Value
CONVERTIBLE PREFERRED STOCKS—0.0%
United Kingdom—0.0%
Rolls-Royce Holdings plc (Cost $—)		*‡	3,898,892	$6,106

PREFERRED STOCKS—0.5%
Germany—0.5%
Bayerische Motoren Werke AG			1,130	55,741
Henkel AG & Co. KGaA			3,792	251,963
Porsche Automobil Holding SE			3,135	155,947
ProSiebenSat.1 Media AG			1,674	37,526
RWE AG			720	26,736
Volkswagen AG			2,988	473,383

TOTAL PREFERRED STOCKS
(Cost $885,758)				1,001,296

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.082%	09/20/2012
(Cost $259,950)		‡‡	$260,000	259,959

			Shares	Value
RIGHTS—0.0%
Australia—0.0%
Echo Entertainment Group Ltd., Expires 07/09/12
(Cost $—)		*‡	2,602	2,637

MONEY MARKET FUNDS—5.0%
Institutional Money Market Funds—5.0%
Dreyfus Institutional Cash Advantage Fund, 0.15%		††¥	1,300,000	1,300,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%			¥2,626,766	2,626,766
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.22%		††¥	1,179,152	1,179,152
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.17%		††¥	1,300,000	1,300,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.15%		††¥	1,300,000	1,300,000

		Shares	Value
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.15%	††¥	1,300,000	$1,300,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.13%	††¥	1,300,000	1,300,000

TOTAL MONEY MARKET FUNDS
(Cost $10,305,918)			10,305,918

TOTAL INVESTMENTS—102.7%
(Cost $243,193,705)			212,926,949
Other assets less liabilities—(2.7%)			(5,602,578)

NET ASSETS—100.0%			$207,324,371

Notes to the Schedule of Investments:

CDI	Chess Depository Interest
CVA	Dutch Certificate of Shares
FDR	Fiduciary Depository Receipt
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt
VVPR	Verlaagde Vooheffing Precompte Reduit (Belgian dividend coupon)
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
d	Security has no market value at June 30, 2012.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Commercial Banks	11.5%
Pharmaceuticals	8.4%
Oil, Gas & Consumable Fuels	7.2%
Metals & Mining	4.9%
Insurance	4.4%
Food Products	4.1%
Chemicals	3.5%
Diversified Telecommunication Services	3.2%
Automobiles	3.1%
Machinery	2.7%
Beverages	2.5%
Wireless Telecommunication Services	2.3%
Food & Staples Retailing	2.1%
Electric Utilities	2.1%
Real Estate Management & Development	1.9%
Tobacco	1.8%
Capital Markets	1.6%
Real Estate Investment Trusts (REITs)	1.5%
Industrial Conglomerates	1.4%
Multi-Utilities	1.3%
Trading Companies & Distributors	1.3%
Textiles, Apparel & Luxury Goods	1.3%
Media	1.2%
Electrical Equipment	1.2%
Electronic Equipment, Instruments & Components	1.1%
Hotels, Restaurants & Leisure	1.1%
Road & Rail	1.1%
Diversified Financial Services	1.0%
Software	0.9%
Specialty Retail	0.9%
Energy Equipment & Services	0.9%
Auto Components	0.9%
Aerospace & Defense	0.8%
Construction & Engineering	0.7%
Health Care Equipment & Supplies	0.7%
Household Durables	0.6%
Office Electronics	0.6%
Commercial Services & Supplies	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Personal Products	0.6%
Professional Services	0.6%
Construction Materials	0.6%
Gas Utilities	0.5%
Household Products	0.5%
Building Products	0.5%
Health Care Providers & Services	0.5%
Communications Equipment	0.4%
Multiline Retail	0.4%
Computers & Peripherals	0.4%
Transportation Infrastructure	0.4%
Biotechnology	0.3%
Leisure Equipment & Products	0.3%
Air Freight & Logistics	0.3%
IT Services	0.3%
Marine	0.3%
Paper & Forest Products	0.2%
Independent Power Producers & Energy Traders	0.2%
Containers & Packaging	0.2%

Distributors	0.1%
Internet & Catalog Retail	0.1%
Airlines	0.1%
Water Utilities	0.1%
Internet Software & Services	0.1%
Life Sciences Tools & Services	0.1%
Diversified Consumer Services	0.0%
Consumer Finance	0.0%

97.1%

CONVERTIBLE PREFERRED STOCKS
Aerospace & Defense	0.0%

PREFERRED STOCKS
Automobiles	0.4%
Household Products	0.1%
Media	0.0%
Multi-Utilities	0.0%

0.5%

RIGHTS
Hotels, Restaurants & Leisure	0.0%

TOTAL COMMON STOCKS/CONVERTIBLE PREFERRED STOCKS/PREFERRED STOCKS/RIGHTS	97.6%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.1%

MONEY MARKET FUNDS
Institutional Money Market Funds	5.0%

TOTAL INVESTMENTS	102.7%
Other assets less liabilities	(2.7)%

TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Vantagepoint Model Portfolio Savings Oriented Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,595,162	$27,327,061
Vantagepoint Diversifying Strategies Fund	5,973,277	60,389,830
Vantagepoint Equity Income Fund	3,441,078	30,487,953
Vantagepoint Growth & Income Fund	2,924,427	30,209,326
Vantagepoint Inflation Protected Securities Fund	3,784,662	45,491,639
Vantagepoint International Fund	1,742,183	15,226,681
Vantagepoint Low Duration Bond Fund	9,304,547	93,789,833

		302,922,323

TOTAL INVESTMENTS—100.0%
(Cost $280,761,185)		302,922,323
Other assets less liabilities—(0.0%)		(64,809)

NET ASSETS—100.0%		$302,857,514

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	1,738,677	$17,508,478
Vantagepoint Core Bond Index Fund Class I	6,778,593	71,378,587
Vantagepoint Diversifying Strategies Fund	11,020,853	111,420,822
Vantagepoint Equity Income Fund	7,316,038	64,820,093
Vantagepoint Growth & Income Fund	5,087,642	52,555,340
Vantagepoint Growth Fund	3,821,657	34,700,650
Vantagepoint Inflation Protected Securities Fund	4,958,936	59,606,415
Vantagepoint International Fund	5,372,715	46,957,530
Vantagepoint Low Duration Bond Fund	11,113,168	112,020,733
Vantagepoint Select Value Fund	1,679,647	17,518,719

		588,487,367

TOTAL INVESTMENTS—100.0%
(Cost $553,667,394)		588,487,367
Other assets less liabilities—(0.0%)		(101,817)

NET ASSETS—100.0%		$588,385,550

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	7,782,270	$78,367,458
Vantagepoint Core Bond Index Fund Class I	18,322,020	192,930,866
Vantagepoint Discovery Fund	4,569,371	43,591,802
Vantagepoint Diversifying Strategies Fund	21,518,532	217,552,354
Vantagepoint Equity Income Fund	19,550,532	173,217,710
Vantagepoint Growth & Income Fund	16,592,286	171,398,312
Vantagepoint Growth Fund	15,545,235	141,150,737
Vantagepoint Inflation Protected Securities Fund	4,959,219	59,609,808
Vantagepoint International Fund	19,591,825	171,232,548
Vantagepoint Low Duration Bond Fund	11,599,656	116,924,535
Vantagepoint Select Value Fund	7,527,152	78,508,194

		1,444,484,324

TOTAL INVESTMENTS—100.0%
(Cost $1,379,448,093)		1,444,484,324
Other assets less liabilities—(0.0%)		(208,151)

NET ASSETS—100.0%		$1,444,276,173

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	15,195,199	$153,015,658
Vantagepoint Core Bond Index Fund Class I	23,085,944	243,094,985
Vantagepoint Discovery Fund	8,661,560	82,631,278
Vantagepoint Diversifying Strategies Fund	21,739,708	219,788,445
Vantagepoint Equity Income Fund	26,763,484	237,124,469
Vantagepoint Growth & Income Fund	22,716,585	234,662,323
Vantagepoint Growth Fund	22,542,164	204,682,851
Vantagepoint International Fund	33,069,608	289,028,371
Vantagepoint Select Value Fund	14,690,751	153,224,531

		1,817,252,911

TOTAL INVESTMENTS—100.0%
(Cost $1,746,189,574)		1,817,252,911
Other assets less liabilities—(0.0%)		(249,087)

NET ASSETS—100.0%		$1,817,003,824

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint Model Portfolio All-Equity Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	6,693,942	$67,407,997
Vantagepoint Discovery Fund	6,736,726	64,268,367
Vantagepoint Equity Income Fund	14,440,384	127,941,801
Vantagepoint Growth & Income Fund	11,610,973	119,941,348
Vantagepoint Growth Fund	13,100,683	118,954,204
Vantagepoint International Fund	16,382,007	143,178,738
Vantagepoint Select Value Fund	6,450,518	67,278,902

		708,971,357

TOTAL INVESTMENTS—100.0%
(Cost $700,653,738)		708,971,357
Other assets less liabilities—(0.0%)		(116,023)

NET ASSETS—100.0%		$708,855,334

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint Milestone Retirement Income Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,935,056	$20,376,134
Vantagepoint Diversifying Strategies Fund	4,496,252	45,457,103
Vantagepoint Equity Income Fund	2,617,598	23,191,922
Vantagepoint Growth & Income Fund	2,228,251	23,017,833
Vantagepoint Inflation Protected Securities Fund	2,821,298	33,912,007
Vantagepoint International Fund	1,333,809	11,657,495
Vantagepoint Low Duration Bond Fund	6,962,063	70,177,596

		227,790,090

TOTAL INVESTMENTS—100.0%
(Cost $221,368,908)		227,790,090
Other assets less liabilities—(0.0%)		(59,098)

NET ASSETS—100.0%		$227,730,992

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint Milestone 2010 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,411,039	$14,858,236
Vantagepoint Diversifying Strategies Fund	4,041,455	40,859,106
Vantagepoint Equity Income Fund	4,719,625	41,815,882
Vantagepoint Growth & Income Fund	2,455,782	25,368,225
Vantagepoint Growth Fund	1,741,450	15,812,366
Vantagepoint Inflation Protected Securities Fund	2,836,388	34,093,383
Vantagepoint International Fund	2,418,806	21,140,368
Vantagepoint Low Duration Bond Fund	3,541,568	35,699,005

		229,646,571

TOTAL INVESTMENTS—100.0%
(Cost $219,911,857)		229,646,571
Other assets less liabilities—(0.0%)		(57,019)

NET ASSETS—100.0%		$229,589,552

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint Milestone 2015 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	3,681,064	$38,761,604
Vantagepoint Diversifying Strategies Fund	6,689,955	67,635,441
Vantagepoint Equity Income Fund	8,875,943	78,640,851
Vantagepoint Growth & Income Fund	4,361,792	45,057,315
Vantagepoint Growth Fund	3,355,993	30,472,413
Vantagepoint Inflation Protected Securities Fund	3,306,875	39,748,643
Vantagepoint International Fund	5,015,732	43,837,495
Vantagepoint Low Duration Bond Fund	4,506,066	45,421,147
Vantagepoint Mid/Small Company Index Fund Class I	1,271,513	19,365,136

		408,940,045

TOTAL INVESTMENTS—100.0%
(Cost $384,643,374)		408,940,045
Other assets less liabilities—(0.0%)		(70,991)

NET ASSETS—100.0%		$408,869,054

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint Milestone 2020 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	5,580,094	$58,758,393
Vantagepoint Diversifying Strategies Fund	6,494,889	65,663,332
Vantagepoint Equity Income Fund	10,245,765	90,777,479
Vantagepoint Growth & Income Fund	4,797,976	49,563,092
Vantagepoint Growth Fund	3,857,239	35,023,730
Vantagepoint Inflation Protected Securities Fund	800,957	9,627,499
Vantagepoint International Fund	6,150,415	53,754,625
Vantagepoint Low Duration Bond Fund	3,072,871	30,974,539
Vantagepoint Mid/Small Company Index Fund Class I	2,408,011	36,674,014

		430,816,703

TOTAL INVESTMENTS—100.0%
(Cost $404,494,205)		430,816,703
Other assets less liabilities—(0.0%)		(65,885)

NET ASSETS—100.0%		$430,750,818

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS)

June 30, 2012 (Unaudited)

Vantagepoint Milestone 2025 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	4,432,524	$46,674,473
Vantagepoint Diversifying Strategies Fund	4,477,915	45,271,724
Vantagepoint Equity Income Fund	8,910,075	78,943,264
Vantagepoint Growth & Income Fund	4,248,382	43,885,787
Vantagepoint Growth Fund	3,449,562	31,322,022
Vantagepoint International Fund	5,615,724	49,081,430
Vantagepoint Low Duration Bond Fund	1,133,962	11,430,335
Vantagepoint Mid/Small Company Index Fund Class I	2,488,644	37,902,043

		344,511,078

TOTAL INVESTMENTS—100.0%
(Cost $322,850,927)		344,511,078
Other assets less liabilities—(0.0%)		(61,266)

NET ASSETS—100.0%		$344,449,812

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint Milestone 2030 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,492,957	$26,250,835
Vantagepoint Diversifying Strategies Fund	2,862,796	28,942,864
Vantagepoint Equity Income Fund	7,428,131	65,813,243
Vantagepoint Growth & Income Fund	3,655,078	37,756,956
Vantagepoint Growth Fund	3,055,097	27,740,283
Vantagepoint International Fund	4,941,025	43,184,558
Vantagepoint Low Duration Bond Fund	381,429	3,844,806
Vantagepoint Mid/Small Company Index Fund Class I	2,479,095	37,756,614

		271,290,159

TOTAL INVESTMENTS—100.0%
(Cost $250,811,532)		271,290,159
Other assets less liabilities—(0.0%)		(54,178)

NET ASSETS—100.0%		$271,235,981

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint Milestone 2035 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	982,984	$10,350,817
Vantagepoint Diversifying Strategies Fund	1,120,068	11,323,883
Vantagepoint Equity Income Fund	5,113,647	45,306,909
Vantagepoint Growth & Income Fund	2,522,736	26,059,862
Vantagepoint Growth Fund	2,245,821	20,392,053
Vantagepoint International Fund	3,561,689	31,129,160
Vantagepoint Low Duration Bond Fund	56,945	574,002
Vantagepoint Mid/Small Company Index Fund Class I	2,052,182	31,254,726

		176,391,412

TOTAL INVESTMENTS—100.0%
(Cost $161,256,918)		176,391,412
Other assets less liabilities—(0.0%)		(45,454)

NET ASSETS—100.0%		$176,345,958

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint Milestone 2040 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	827,906	$8,717,846
Vantagepoint Diversifying Strategies Fund	254,782	2,575,848
Vantagepoint Equity Income Fund	5,244,556	46,466,763
Vantagepoint Growth & Income Fund	2,608,576	26,946,586
Vantagepoint Growth Fund	2,343,538	21,279,322
Vantagepoint International Fund	3,712,373	32,446,141
Vantagepoint Mid/Small Company Index Fund Class I	2,224,021	33,871,836

		172,304,342

TOTAL INVESTMENTS—100.0%
(Cost $150,329,102)		172,304,342
Other assets less liabilities—(0.0%)		(47,514)

NET ASSETS—100.0%		$172,256,828

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Vantagepoint Milestone 2045 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.1%
Vantagepoint Core Bond Index Fund Class I	210,653	$2,218,181
Vantagepoint Equity Income Fund	1,391,309	12,326,994
Vantagepoint Growth & Income Fund	695,676	7,186,335
Vantagepoint Growth Fund	622,108	5,648,742
Vantagepoint International Fund	985,870	8,616,507
Vantagepoint Mid/Small Company Index Fund Class I	592,180	9,018,897

		45,015,656

TOTAL INVESTMENTS—100.1%
(Cost $42,683,548)		45,015,656
Other assets less liabilities—(0.1%)		(32,668)

NET ASSETS—100.0%		$44,982,988

See accompanying notes to financial statements.

The Vantagepoint Funds are distributed by ICMA-RC Services LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member FINRA/SIPC.

VANTAGEPOINT FUNDS

ICMA RETIREMENT CORPORATION
777 NORTH CAPITOL STREET, NE
WASHINGTON, DC 20002-4240
TOLL-FREE 1-800-669-7400
PARA ASISTENCIA EN ESPAÑOL LLAME AL 1-800-669-8216
WWW.ICMARC.ORG

SAR000-001-201206-188

Item 2	(Code of Ethics):

Sub-item 2a. Not applicable.

Sub-item 2c. Not applicable.

Sub-item 2d. Not applicable.

Sub-item 2e. Not applicable.

Sub-item 2f. Not applicable.

Item 3	(Audit Committee Financial Expert): Not applicable.

Item 4	(Principal Accountant Fees and Services): Not applicable.

Item 5	(Audit Committee of Listed Registrants): Not applicable.

Item 6	(Investments):

Sub-item 6a. Not applicable; included under Item 1 above.

Sub-item 6b. Not applicable; the registrant did not divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7	(Disclosure of Proxy Voting Policies & Procedures for Closed-end Management Investment Companies): Not applicable to this registrant.

Item 8	(Portfolio Managers of Closed-End Management Investment Companies): Not applicable.

Item 9	(Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers): Not applicable.

Item 10	(Submission of Matters to a Vote of Security Holders): None.

Item 11	(Controls and Procedures):

Sub-item 11a. The principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

Sub-item 11b. There was no change in the registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 12	(Exhibits):

Sub-item 12a(1). Not applicable.

Sub-item 12a(2). The certification exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date: August 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date: August 30, 2012

By:	/s/ Elizabeth Glista
Elizabeth Glista, Principal Financial Officer

Date: August 30, 2012